    As filed with the Securities and Exchange Commission on December 17, 1998

                                                             Registration No.___


                     U.S. Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

/  / Pre-Effective Amendment No. ___       /  / Post-Effective Amendment No. ___
                        (Check appropriate box or boxes)

                Exact Name of Registrant as Specified in Charter:
                                THE ONE GROUP (R)

                         Area Code and Telephone Number
                                 (800) 480-4111

                     Address of Principal Executive Offices:
                              1111 Polaris Parkway
                                 P.O. Box 710211
                            Columbus, Ohio 43271-0211

                     Name and Address of Agent for Service:

                                 Mark S. Redman
                                3435 Stelzer Road
                               Columbus, OH 43219

                                  With Copy to:

                   Alan G. Priest               Michael V. Wible
                    Ropes & Gray              Bank One Corporation
                One Franklin Square      100 E. Broad Street, 5th Floor
               Washington, DC  20005        Columbus, OH  43271-0158

                             W. Bruce McConnel, III
                           Drinker Biddle & Reath LLP
                       Philadelphia National Bank Building
                              1345 Chestnut Street
                           Philadelphia, PA 19107-3496



Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing will become effective on January __, 1999 pursuant to Rule 488 under the Securities Act of 1933.

Title of Securities being registered: Units of Beneficial Interest No filing fee is due because of reliance on Section 24(f).

                                THE ONE GROUP (R)
                                    FORM N-14
                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 481(a)

ITEM NO.                                                      HEADING
--------                                                      -------

Part A
------

1.    Beginning of Registration Statement
      and Outside Front Cover Page..........................  Cover Page

2.    Beginning and Outside
      Back Cover Page.......................................  Table of Contents

3.    Fee Table, Synopsis Information
      and Risk Factors......................................  Summary; Information Relating to the Proposed
                                                              Reorganization; Appendix II - Comparative Fee Tables;
                                                              Appendix III - Comparison of Investment Objectives and
                                                              Certain Significant Policies; Appendix IV - Shareholder
                                                              Transactions and Services

4.    Information About the Transaction.....................  Summary; Information Relating to the Proposed
                                                              Reorganization; Appendix III - Comparison of Investment
                                                              Objectives and Certain Significant Policies; Appendix IV -
                                                              Shareholder Transactions and Services

5.    Information About the Registrant......................  Summary; Information Relating to the Proposed
                                                              Reorganization; Additional Information About The One
                                                              Group (R); Additional Information About Pegasus Funds;
                                                              Appendix III - Comparison of Investment Objectives and
                                                              Certain Significant Policies; Appendix IV - Shareholder
                                                              Transactions and Services

5A.   Management's Discussion of
      Fund Performance......................................  Appendix V - Management's Discussion of Fund Performance
                                                              - Existing One Group Funds

6.    Information About the Company
      Being Acquired........................................  Summary; Information Relating to the Proposed
                                                              Reorganization; Additional Information About The One
                                                              Group (R); Additional Information About Pegasus Funds;
                                                              Appendix III - Comparison of Investment Objectives and
                                                              Certain Significant Policies; Appendix IV - Shareholder
                                                              Transactions and Services

7.    Voting Information....................................  Summary; Information Relating to Voting Matters


8.    Interest of Certain Persons
      and Experts...........................................  Information Relating to Voting Additional Information
                                                              About The One Group (R); Additional Information
                                                              About Pegasus Funds

9.    Additional Information Required
      for Reoffering by Persons Deemed
      to be Underwriters....................................  Inapplicable


Part B
------

10.     Cover Page.........................................   Statement of Additional Information Cover Page

11.     Table of Contents...................................  Table of Contents

12.   Additional Information
        About the Registrant................................  Statement of Additional Information of The One Group (R)
                                                              dated November 1, 1998*

13.   Additional Information
        About the Company Being
        Acquired............................................  Statements of Additional Information of Pegasus Funds
                                                              dated April 30, 1998*

14.  Financial Statements...................................  Pro Forma Financial Statements


Part C
------

Items 15-17. Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.




* Incorporated herein by reference thereto.

                                  PEGASUS FUNDS
                                  P.O. BOX 5142
                        WESTBOROUGH, MASSACHUSETTS 01581

                                                                January __, 1999
Dear Shareholder:

         The Board of Trustees of the Pegasus Funds has called a Special Meeting of Shareholders to be held at 10:00 a.m. (Eastern time) on March 17, 1999 at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio (the "Meeting"). At the Meeting, you will be asked:

         (1) To consider a proposed reorganization of your Pegasus Fund into a corresponding Fund of The One Group (R) ("One Group").

         Enclosed you will find several documents furnished to you in connection with the Special Meeting of Shareholders of the Pegasus Money Market, Treasury Money Market, Municipal Money Market, Michigan Municipal Money Market, Cash Management, Treasury Cash Management, Treasury Prime Cash Management, U.S. Government Securities Cash Management, Municipal Cash Management, Managed Assets Conservative, Managed Assets Balanced, Managed Assets Growth, Equity Income, Growth, Mid-Cap Opportunity, Small-Cap Opportunity, Intrinsic Value, Growth and Value, Equity Index, Market Expansion Index, International Equity, Intermediate Bond, Bond, Short Bond, Multi Sector Bond, High Yield Bond, Municipal Bond, Short Municipal Bond, Intermediate Municipal Bond and Michigan Municipal Bond Funds (collectively, the "Pegasus Portfolios"). We hope this material will receive your immediate attention and that, if you cannot attend the meeting in person, you will vote your proxy promptly.

         The Board of Trustees of Pegasus Funds recommends that shareholders of each of the Pegasus Portfolios approve a proposed Agreement and Plan of Reorganization (the "Reorganization Agreement"). The Reorganization Agreement provides that each of the following Pegasus Portfolios will transfer all of its assets and liabilities to the One Group investment portfolio (each, a "One Group Fund") identified opposite its name:

PEGASUS FUNDS                                           ONE GROUP FUNDS
-------------                                           ---------------
Money Market Fund                                       Prime Money Market Fund
Treasury Money Market Fund                              U.S. Treasury Securities Money Market Fund
Municipal Money Market Fund                             Municipal Money Market Fund
Michigan Municipal Money Market Fund                    Michigan Municipal Money Market Fund
Cash Management Fund                                    Cash Management Money Market Fund
Treasury Cash Management Fund                           Treasury Cash Management Money Market Fund
Treasury Prime Cash Management Fund                     Treasury Prime Cash Management Money Market Fund
U.S. Government Securities Cash                         U.S. Government Securities Cash
  Management Fund                                         Management Money Market Fund

PEGASUS FUND                                            ONE GROUP FUNDS
------------                                            ---------------
Municipal Cash Management Fund                          Municipal Cash Management Money Market Fund
Managed Assets Conservative Fund                        Investor Balanced Fund
Managed Assets Balanced Fund                            Investor Growth & Income Fund
Managed Assets Growth Fund                              Investor Growth Fund
Equity Income Fund                                      Income Equity Fund
Growth Fund                                             Large Company Growth Fund
Mid-Cap Opportunity Fund                                Diversified Mid Cap Fund
Small-Cap Opportunity Fund                              Small-Cap Value Fund
Intrinsic Value Fund                                    Disciplined Value Fund
Growth and Value Fund                                   Value Growth Fund
Equity Index Fund                                       Equity Index Fund
Market Expansion Index Fund                             Market Expansion Index Fund
International Equity Fund                               Diversified International Fund
Intermediate Bond Fund                                  Intermediate Bond Fund
Bond Fund                                               Bond Fund
Short Bond Fund                                         Limited Volatility Bond Fund
Multi Sector Bond Fund                                  Income Bond Fund
High Yield Bond Fund                                    High Yield Bond Fund
Municipal Bond Fund                                     Tax-Free Bond Fund
Short Municipal Bond Fund                               Short-Term Municipal Bond Fund
Intermediate Municipal Bond Fund                        Intermediate Tax-Free Bond Fund
Michigan Municipal Bond Fund                            Michigan Municipal Bond Fund

         After the transfer, shares of the One Group Funds will be distributed to the corresponding Pegasus Portfolios' shareholders and the Pegasus Funds will be liquidated.

         As a result of these transactions, shares of your Pegasus Portfolio would, in effect, be exchanged at net asset value and on a tax-free basis for shares of a corresponding One Group Fund. Class A, Class B and Institutional Class shares ("Class I" shares) of the Pegasus Portfolios will be exchanged for One Group Class A, Class B and Class I shares, respectively. Service Class ("Class S") shareholders of the Pegasus Cash Management, Treasury Cash Management, Treasury Prime Cash Management, U.S. Government Securities Cash Management and Municipal Cash Management Funds will receive Class A shares of the One Group Cash Management Money Market, Treasury Cash Management Money Market, Treasury Prime Cash Management Money Market, U.S. Government Securities Cash Management Money Market and Municipal Cash Management Money Market Funds, respectively.

         In considering the proposed reorganization, you should note, among other things, the following benefits:

         1. The compatibility of the investment objectives and policies of the One Group with those of the Pegasus Portfolios;

         2. The performance of the One Group Funds as compared to that of the Pegasus Portfolios;

         3. The enhanced range of investment options which will be available to investors in the One Group. Upon completion of the Reorganization, the One Group will offer 48 different funds;

         4.       The tax-free nature of the transaction; and

         5. The investment leverage and market presence that the One Group will achieve as a result of the Reorganization.

         THE BOARD OF TRUSTEES BELIEVES THAT THE PROPOSED COMBINATION OF THE PEGASUS PORTFOLIOS WITH THEIR CORRESPONDING ONE GROUP FUNDS IS IN THE BEST INTERESTS OF THE PEGASUS PORTFOLIOS AND THEIR SHAREHOLDERS AND RECOMMEND THAT YOU VOTE IN FAVOR OF SUCH PROPOSAL.

         The Notice of Special Meeting of Shareholders, the accompanying Combined Prospectus/Proxy Statement, Prospectuses for the currently operating One Group Funds and the form of proxy are enclosed. Please read these materials carefully. If you are unable to attend the meeting in person, we urge you to sign, date, and return the proxy card so that your shares may be voted in accordance with your instructions.

         If you have any questions, you may call ______________ which has been retained to assist in the solicitation of proxies at (800) ___-____. Thank you for your cooperation.

                                           Sincerely,



                                           John P. Gould
                                           Chairman of the Board of Trustees

                                  PEGASUS FUNDS

                                  P.O. Box 5142
                        Westborough, Massachusetts 01581

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          To be held on March 17, 1999


To Pegasus Shareholders:

         NOTICE IS HEREBY GIVEN THAT a Special Meeting of the Shareholders ("Shareholders") of each investment portfolio (a "Pegasus Portfolio") of Pegasus Funds ("Pegasus") will be held at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio, on March 17, 1999 at 10:00 a.m. (Eastern time) for the following purposes:

         ITEM 1.   With respect to each Pegasus Portfolio:

                   To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") and the transactions contemplated thereby, including (a) the transfer of all of the assets and liabilities of the Pegasus Money Market, Treasury Money Market, Municipal Money Market, Michigan Municipal Money Market, Cash Management, Treasury Cash Management, Treasury Prime Cash Management, U.S. Government Securities Cash Management, Municipal Cash Management, Managed Assets Conservative, Managed Assets Balanced, Managed Assets Growth, Equity Income, Growth, Mid-Cap Opportunity, Small-Cap Opportunity, Intrinsic Value, Growth and Value, Equity Index, Market Expansion Index, International Equity, Intermediate Bond, Bond, Short Bond, Multi Sector Bond, High Yield Bond, Municipal Bond, Short Municipal Bond, Intermediate Municipal Bond, and Michigan Municipal Bond Funds to corresponding investment portfolios ("One Group Funds") of The One Group (R) (the "One Group") in exchange for Class A, Class B or Class I shares, as applicable, of the One Group Funds; (b) the distribution of such One Group Fund shares to the shareholders of the Pegasus Portfolios according to their respective interests; and (c) the termination of Pegasus under state law and the Investment Company Act of 1940, as amended.

         ITEM 2.   With respect to each Pegasus Portfolio:

                   To transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

         The proposed reorganization and related matters are described in the attached Combined Prospectus/Proxy Statement. Appendix I to the Combined Prospectus/Proxy Statement is a copy of the Reorganization Agreement.

         Shareholders of record as of the close of business on December 18, 1998 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.

         SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE EACH ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY PEGASUS' BOARD OF TRUSTEES. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE SPECIAL MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO PEGASUS A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE SPECIAL MEETING AND VOTING IN PERSON.


                                          -----------------------------
                                          W. Bruce McConnel, III
                                          Secretary

January __, 1999

                       COMBINED PROSPECTUS/PROXY STATEMENT

                             DATED JANUARY __, 1999

                                THE ONE GROUP (R)
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 (800) 480-4111


                          TO ACQUIRE THE ASSETS OF THE:

                                  PEGASUS FUNDS
                                  P.O. Box 5142
                        Westborough, Massachusetts 01581

                                 1-800-688-3350
                   (for calls concerning the proxy statement)

         This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies by the Board of Trustees of Pegasus Funds ("Pegasus") in connection with a Special Meeting (the "Meeting") of Shareholders ("Shareholders") to be held on March 17, 1999 at 10:00 a.m. (Eastern time) at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio at which Shareholders will be asked to consider and approve a proposed Agreement and Plan of Reorganization dated ___________, 199_ (the "Reorganization Agreement"), by and between Pegasus and The One Group (R) ("One Group") and the transactions contemplated therein. A copy of the Reorganization Agreement is attached as Appendix I.

         Pegasus and One Group are each open-end, management investment companies. First Chicago NBD Investment Management Company ("FCNIMCO") currently provides investment advisory services to each of the investment portfolios of Pegasus (the "Pegasus Portfolios"). Banc One Investment Advisors Corporation ("BOIA") presently provides investment advisory services to each of the investment portfolios offered by One Group (the "One Group Funds"). Banc One Corporation, the parent company of BOIA, recently completed a merger with First Chicago NBD Corporation ("FCN"), the parent company of FCNIMCO. In the merger, Banc One Corporation and FCN combined into a new corporation named "Bank One Corporation" ("BOC") which has since taken steps to consolidate the mutual fund investment advisory activities of its subsidiaries. As part of that consolidation, FCNIMCO and BOIA recently recommended to the Boards of Trustees of Pegasus and One Group the proposed reorganization of Pegasus and One Group ("Reorganization") described below.

         In reviewing the proposed Reorganization, the Pegasus Board concluded that participation in the proposed transaction is in the best interests of the Pegasus Portfolios and their shareholders. The Board has further concluded that the economic interests of the shareholders of the Pegasus Portfolios will not be diluted as a result of the proposed transaction. In reaching this conclusion, the Board considered, among other things:

1. The compatibility of the investment objectives and policies of the One Group Funds with those of the Pegasus Portfolios;

2. The performance of the One Group Funds as compared to that of the Pegasus Portfolios;

3. The enhanced range of investment options which will be available to investors in the One Group. Upon completion of the Reorganization, the One Group will offer 48 different funds;

4.       The tax-free nature of the transaction; and

5. The investment leverage and market presence that the One Group will achieve as a result of the Reorganization.

         The Reorganization Agreement provides that each of the following sixteen investment portfolios of Pegasus (collectively, the "Reorganizing Pegasus Portfolios") will transfer all its assets and liabilities to the currently operating One Group investment portfolio (collectively, the "Existing One Group Funds") identified below opposite its name:

REORGANIZING PEGASUS PORTFOLIOS             EXISTING ONE GROUP FUNDS
-------------------------------             ------------------------

Pegasus Money Market Fund                   The One Group Prime Money Market Fund
Pegasus Treasury Money Market Fund          The One Group U.S. Treasury Securities Money Market Fund
Pegasus Municipal Money Market Fund         The One Group Municipal Money Market Fund
Pegasus Managed Assets Conservative Fund    The One Group Investor Balanced Fund
Pegasus Managed Assets Balanced Fund        The One Group Investor Growth & Income Fund
Pegasus Managed Assets Growth Fund          The One Group Investor Growth Fund
Pegasus Equity Income Fund                  The One Group Income Equity Fund
                                              (to be renamed Equity Income Fund upon Reorganization)
Pegasus Growth Fund                         The One Group Large Company Growth Fund
                                              (to be renamed Large Cap Growth Fund upon Reorganization)
Pegasus Intrinsic Value Fund                The One Group Disciplined Value Fund
                                              (to be renamed Mid Cap Value Fund upon Reorganization)
Pegasus Growth and Value Fund               The One Group Value Growth Fund
                                              (to be renamed Diversified Equity Fund upon Reorganization)
Pegasus Equity Index Fund                   The One Group Equity Index Fund
Pegasus Intermediate Bond Fund              The One Group Intermediate Bond Fund
Pegasus Short Bond Fund                     The One Group Limited Volatility Bond Fund
                                              (to be renamed Short-Term Bond Fund upon Reorganization)
Pegasus Multi Sector Bond Fund              The One Group Income Bond Fund
Pegasus High Yield Bond Fund                The One Group High Yield Bond Fund
Pegasus Intermediate Municipal Bond Fund    The One Group Intermediate Tax-Free Bond Fund

         The Reorganization Agreement also provides that each of the following fourteen investment portfolios of Pegasus (collectively, the "Continuing Pegasus Portfolios") will transfer all its assets and liabilities to the newly organized One Group investment portfolio (collectively, the "New One Group Funds") identified below opposite its name:


CONTINUING PEGASUS PORTFOLIOS               NEW ONE GROUP FUNDS
-----------------------------               -------------------
Pegasus Michigan Municipal Money Market     The One Group Michigan Municipal Money Market Fund
  Fund
Pegasus Cash Management Fund                The One Group Cash Management Money Market Fund
Pegasus Treasury Cash Management Fund       The One Group Treasury Cash Management Money Market Fund

CONTINUING PEGASUS PORTFOLIOS               NEW ONE GROUP FUNDS
-----------------------------               -------------------
Pegasus Treasury Prime Cash                 The One Group Treasury Prime Cash Management
   Management Fund                             Money Market Fund
Pegasus U.S. Government Securities Cash     The One Group U.S. Government Securities Cash
   Management Fund                             Management Money Market Fund
Pegasus Municipal Cash Management Fund      The One Group Municipal Cash Management Money Market Fund
Pegasus Mid-Cap Opportunity Fund            The One Group Diversified Mid Cap Fund
Pegasus Small-Cap Opportunity Fund          The One Group Small Cap Value Fund
Pegasus Market Expansion Index Fund         The One Group Market Expansion Index Fund
Pegasus International Equity Fund           The One Group Diversified International Fund
Pegasus Bond Fund                           The One Group Bond Fund
Pegasus Municipal Bond Fund                 The One Group Tax-Free Bond Fund
Pegasus Short Municipal Bond Fund           The One Group Short-Term Municipal Bond Fund
Pegasus Michigan Municipal Bond Fund        The One Group Michigan Municipal Bond Fund


         In exchange for the transfers of these assets and liabilities, One Group will issue shares in the thirty One Group investment portfolios listed above (collectively, the "One Group Funds") to the corresponding Pegasus investment portfolios listed above (collectively, the "Pegasus Portfolios"). The transaction between the Reorganizing Pegasus Portfolios and the Existing One Group Funds and between the Pegasus Michigan Municipal Money Market, Mid-Cap Opportunity, Small-Cap Opportunity, Market Expansion Index, International Equity, Bond, Municipal Bond, Short Municipal Bond and Michigan Municipal Bond Funds and their corresponding New One Group Funds is referred to herein as the "Reorganizing Portfolios Transaction" and the transaction between the remaining Continuing Pegasus Portfolios and their corresponding New One Group Funds is referred to herein as the "Continuing Portfolios Transaction." The transactions are expected to occur on or about March 22, 1999 and March 29, 1999, respectively.

         The Pegasus Portfolios have two or three classes of shares outstanding. The One Group Funds offer comparable classes of shares. Holders of each share class of a Pegasus Portfolio will receive shares of the corresponding One Group Fund share class. Class A shares, Class B shares and Institutional Class shares ("Class I" shares) of the Pegasus Portfolios will be exchanged for One Group Class A, Class B and Class I shares, respectively. Class S shareholders of the Pegasus Cash Management, Treasury Cash Management, Treasury Prime Cash Management, U.S. Government Securities Cash Management and Municipal Cash Management Funds will receive Class A shares of the One Group Cash Management Money Market, Treasury Cash Management Money Market, Treasury Prime Cash Management Money Market, U.S. Government Securities Cash Management Money Market and Municipal Cash Management Money Market Funds, respectively.

         The Pegasus Portfolios will make liquidating distributions of the One Group Funds' shares to the Shareholders of the Pegasus Portfolios, so that a holder of a share class in a Pegasus Portfolio will receive shares of a share class (as described herein) of the corresponding One Group Fund with the same aggregate net asset value as the Shareholder had in the Pegasus Portfolio immediately before the transaction. Following the Reorganization, Shareholders of the Pegasus Portfolios will be Shareholders of their corresponding One Group Funds, and Pegasus will be terminated under state law and the Investment Company Act of 1940, as amended (the "1940 Act").

         The Existing One Group Funds currently are conducting investment operations as described in this Combined Prospectus/Proxy Statement. The New One Group Funds have recently been organized for the purpose of continuing the investment operations of the Continuing Pegasus Portfolios, and have no substantial assets or prior history of investment operations.

         This Combined Prospectus/Proxy Statement sets forth the information that a Shareholder of Pegasus should know before voting on the Reorganization Agreement (and related transactions), and should be retained for future reference. The Prospectuses relating to the shares of the Existing One Group Funds, which describe those Funds' operations, accompany this Combined Prospectus/Proxy Statement and the information contained therein is incorporated by reference into this Combined Prospectus/Proxy Statement. Additional information is set forth in the Statements of Additional Information relating to the Existing One Group Funds and this Combined Prospectus/Proxy Statement, which are dated November 1, 1998 and December __, 1998, respectively, and in the Prospectuses and Statements of Additional Information, each dated April 30, 1998, relating to Pegasus. Each of these documents is on file with the Securities and Exchange Commission (the "SEC"), is available without charge upon written or oral request by writing or calling either Pegasus or One Group at their respective addresses or telephone numbers indicated above, and is incorporated herein by reference.

         This Combined Prospectus/Proxy Statement constitutes the Proxy Statement of Pegasus for the Meeting of its Shareholders, and One Group's Prospectus for the shares of its Existing and New One Group Funds that have been registered with the SEC and are to be issued in connection with the Reorganization.

         The following summarizes the proposals to be voted on by Pegasus Shareholders at the meeting:

PROPOSAL                                    SHAREHOLDERS SOLICITED
--------                                    ----------------------

1.  To approve a Reorganization             Shareholders of each Pegasus Portfolio
    Agreement, which provides for           voting separately on a class-by-class
    (a) the transfer of all of the assets   basis on the Reorganization Agreement.
    and liabilities of the Pegasus
    Portfolios to corresponding One
    Group Funds in exchange for
    Class A, Class B or Class I
    shares, as applicable, of the
    One Group Funds, (b) the distribution
    of such One Group Fund shares to the
    Shareholders of the Pegasus
    Portfolios according to their
    respective interests, and (c) the
    termination of Pegasus under state
    law and the 1940 Act.


         This Combined Prospectus/Proxy Statement is expected to first be sent to Shareholders on or about January 19, 1999.

THE SECURITIES OF THE ONE GROUP FUNDS OFFERED HEREBY HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PEGASUS, ONE GROUP OR THEIR RESPECTIVE DISTRIBUTORS.

EACH MONEY MARKET FUND SEEKS TO MAINTAIN A NET ASSET VALUE OF $1.00 PER SHARE. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

SHARES OF PEGASUS AND ONE GROUP ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR OTHERWISE SUPPORTED BY BANK ONE CORPORATION, ANY OF ITS AFFILIATES, OR ANY BANK. SHARES OF PEGASUS AND ONE GROUP ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER GOVERNMENTAL AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE DISTRIBUTOR OF PEGASUS IS BISYS FUND SERVICES LIMITED PARTNERSHIP. THE DISTRIBUTOR OF ONE GROUP IS THE ONE GROUP SERVICES COMPANY.

                                TABLE OF CONTENTS

                                                                                                                    PAGE
                                                                                                                    ----
FEE TABLES.........................................................................................................
SUMMARY............................................................................................................
         Proposed Reorganization...................................................................................
         Overview of Pegasus and One Group.........................................................................
         Purchase/Redemption Procedures............................................................................
         Federal Income Tax Consequences...........................................................................
         Principal Risk Factors....................................................................................
         Voting Information........................................................................................
         Management Discussion.....................................................................................
INFORMATION RELATING TO THE PROPOSED REORGANIZATION................................................................
         Description of the Reorganization Agreement...............................................................
         Pegasus Board Consideration...............................................................................
         Capitalization............................................................................................
         Federal Income Tax Consequences...........................................................................
         One Group Board Composition...............................................................................
COMPARISON OF PEGASUS AND ONE GROUP................................................................................
         Investment Objectives and Policies .......................................................................
         Expense Ratios............................................................................................
         Investment Adviser - Pegasus Portfolios...................................................................
         Investment Adviser - One Group Funds......................................................................
         Certain Other Service Providers...........................................................................
         Distribution Plan and Shareholder Servicing Arrangements - Pegasus Portfolios.............................
         Distribution Plan and Shareholder Servicing Arrangements - One Group......................................
         Shareholder Transactions and Services.....................................................................
INFORMATION RELATING TO VOTING MATTERS.............................................................................
         General Information.......................................................................................
         Shareholder and Board Approvals...........................................................................
         Appraisal Rights..........................................................................................
         Quorum....................................................................................................
         Annual Meetings...........................................................................................
ADDITIONAL INFORMATION ABOUT THE ONE GROUP.........................................................................
ADDITIONAL INFORMATION ABOUT PEGASUS...............................................................................
LITIGATION.........................................................................................................
FINANCIAL STATEMENTS...............................................................................................
OTHER BUSINESS.....................................................................................................
SHAREHOLDER INQUIRIES..............................................................................................
Appendix I   - Agreement and Plan of Reorganization................................................................ I-1
Appendix II  - Comparative Fee Tables.............................................................................. II-1
Appendix III - Comparison of Investment Objectives and Certain Significant Policies................................ III-1
Appendix IV  - Shareholder Transactions and Services............................................................... IV-1
Appendix V   - Management's Discussion of Fund Performance -
         Existing One Group Funds.................................................................................. V-1

                                   FEE TABLES


         All shareholders of the Pegasus Municipal Money Market, Michigan Municipal Money Market, Cash Management, Treasury Cash Management, Treasury Prime Cash Management, Municipal Cash Management, Managed Assets Conservative, Mid-Cap Opportunity, Small-Cap Opportunity, Equity Index, International Equity, Intermediate Bond, Bond, Short Bond, Multi-Sector Bond, High Yield Bond, Municipal Bond, Intermediate Municipal Bond and the Pegasus Michigan Municipal Bond Funds, are projected to experience lower annualized per share total operating expense ratios upon consummation of the Reorganization. All shareholders of the Pegasus Money Market, Treasury Money Market, Managed Assets Balanced, Managed Assets Growth, Equity Income, Growth, Intrinsic Value, and Growth and Value Funds, are projected to experience higher annualized per share total expense ratios upon consummation of the Reorganization. The Pegasus U.S. Government Securities Cash Management, Pegasus Market Expansion Index and Pegasus Short Municipal Bond Funds are projected to experience no increase in annualized per share total expense ratios upon consummation of the Reorganization. Such projections take into account potential savings in fixed and variable expenses resulting from synergies and renegotiated contract terms with vendors, as well as voluntary fee waivers and/or expense reimbursements. The voluntary fee waivers and/or expense reimbursements may be terminated at any time except as noted below. For detailed information regarding pro forma and other expense information, see the Tables under "Expense Ratios," "Investment Adviser - Pegasus Portfolios," "Investment Adviser - One Group Funds" under the heading "Comparison of Pegasus and One Group" and Appendix II - Comparative Fee Tables. BOIA as investment adviser to the Existing One Group Funds has agreed to limit the total operating expense ratios of the Existing One Group Funds following the Reorganization as set forth in the Table under "Comparison of Pegasus and One Group - Expense Ratios" and Appendix II until August 1999. With respect to the New One Group Funds, BOIA has agreed to waive a portion of its investment advisory fee until at least March 2000 so that the rate of total operating expenses actually paid will not exceed the rate currently paid for total operating expenses by the corresponding Continuing Pegasus Portfolios.

                                     SUMMARY

         The following is a summary of certain information relating to the Reorganization and is qualified by reference to the more complete information contained elsewhere in this Combined Prospectus/Proxy Statement, the Prospectuses and Statements of Additional Information of Pegasus and One Group, and the Appendices attached hereto. Pegasus' Annual Reports and Semi-Annual Reports to Shareholders may be obtained free of charge by calling 1-800-688-3350 or writing Pegasus Funds, P.O. Box 5142, Westborough, Massachusetts 01581. One Group's Annual Reports to Shareholders may be obtained free of charge by calling 1-800-480-4111 or writing to The One Group (R), 3435 Stelzer Road, Columbus, Ohio 43219.

PROPOSED REORGANIZATION. The Reorganization Agreement provides for: (1) the transfer of all of the Fund Assets and Liabilities of each of the Reorganizing Pegasus Portfolios and Continuing Pegasus Portfolios (each a "Pegasus Portfolio," together the "Pegasus Portfolios") to a corresponding Existing One Group Fund or a New One Group Fund (each a "One Group Fund," together the "One Group Funds") in exchange for Shares of designated classes of the corresponding One Group Fund; and (2) the distribution of One Group Fund Shares to the shareholders of the Pegasus Portfolios in liquidation of the Pegasus Portfolios. The Reorganization is subject to a number of conditions with respect to each Pegasus Portfolio, including shareholder approval. Shareholders of each Pegasus Portfolio will vote separately on the Reorganization on a class-by-class basis. Following the Reorganization, Pegasus will wind up its affairs and deregister as an investment company under the 1940 Act. If a majority of the shares of one or more classes of a Pegasus Portfolio fails to approve the Reorganization, that Pegasus Portfolio will not participate in the Reorganization and Pegasus will not be terminated under state law. In such a case, the Pegasus Board of Trustees will contemplate what further action is appropriate.

         As a result of the proposed Reorganization, a Pegasus Portfolio shareholder will become a shareholder of the corresponding One Group Fund and will hold, immediately after the Exchange Date (as defined in the Reorganization Agreement), shares of the designated classes of the corresponding One Group Fund having a total dollar value equal to the total dollar value of the shares of the Pegasus Portfolio that the shareholder held immediately before the Exchange Date. The exchange of the Fund Assets and Liabilities of each Pegasus Portfolio, other than the Pegasus Cash Management, Treasury Cash Management, Treasury Prime Cash Management, U.S. Government Securities Cash Management and Municipal Cash Management Funds, is expected to occur on or about March 22, 1999 or such later date as may be determined pursuant to the Reorganization Agreement. The exchange of the Fund Assets and Liabilities of the remaining Pegasus Portfolios is expected to occur on or after March 29, 1999 or such later date as may be determined pursuant to the Reorganization Agreement.

OVERVIEW OF PEGASUS AND ONE GROUP. The investment objectives and policies of the Pegasus Portfolios are similar to those of their corresponding One Group Funds. There are, however, certain significant differences. For example, the Pegasus Small-Cap Opportunity Fund primarily invests in companies with a market capitalization of $100 million to $1 billion while The One Group Small Cap Value Fund invests in companies with a market capitalization of $100 million to $2 billion. Likewise, the Pegasus Mid-Cap Opportunity Fund invests primarily in companies with a market capitalization of $500 million to $3 billion while The One Group Diversified Mid-Cap Fund invests in companies with a market capitalization of $500 million to $5 billion. Investments in companies with smaller market capitalizations may be riskier than investments in companies with larger market capitalizations.

         The Intermediate Municipal Bond Fund and the International Equity Fund of Pegasus are "non-diversified" funds, but the corresponding One Group Funds are diversified. Non-diversified funds may invest a more significant portion of their assets in the securities of a single issuer which increases the risk of loss if an issuer fails to make interest or principal payments or if the market value of a security declines. The Pegasus High Yield Bond Fund has no stated policy on weighted average maturity, but as of September 30, 1998, the Fund's average weighted maturity was 6.2 years. The weighted average maturity of the investments of The One Group High Yield Bond Fund must range between five and ten years. This is significant because the longer the maturity of an investment, the greater its volatility. The Pegasus Multi Sector Bond Fund may invest in investment grade debt securities only, but the corresponding One Group Income Bond Fund may invest up to 30% of its total assets in securities rated below investment grade (sometimes known as "junk bonds"). As of December 1, 1998, The One Group Income Bond Fund had invested less than 10% of its total assets in below investment grade securities. Investments in securities rated below investment grade are high risk investments subject to greater risk of loss, valuation difficulties, interest rate sensitivity, low liquidity and changes in credit quality. The percentage of assets allocated to the various underlying mutual funds varies for the Pegasus Managed Assets Funds and The One Group Investor Funds. For additional investment related information, see "Comparison of Pegasus and One Group - Investment Objectives and Policies," Appendix III - Comparison of Investment Objectives and Certain Significant Policies attached to this Combined

Prospectus/Proxy Statement, and Pegasus' and Existing One Group Funds' Prospectuses and Statements of Additional Information, which are incorporated by reference herein.

         FCNIMCO presently serves as the investment adviser to each Pegasus Portfolio. Federated Investment Counseling ("Federated") currently serves as sub-adviser to the Pegasus High Yield Bond Fund. BOIA currently serves as investment adviser to The One Group Funds. FCNIMCO and BOIA are affiliates of BOC. Banc One High Yield Partners, LLC, an affiliate of BOIA, serves as sub-adviser to The One Group High Yield Bond Fund and Independence International Associates, Inc. serves as sub-adviser to The One Group International Equity Index Fund. The Pegasus Portfolios and One Group Funds have different trustees and service providers, but similar custodial, administrative and distribution arrangements. State Street Bank and Trust Company ("State Street") serves as Custodian to The One Group and sub-custodian to Pegasus. BISYS Fund Services serves as co-administrator and distributor for Pegasus and an affiliate, The One Group Services Company ("OGSC"), serves as administrator and distributor for The One Group. BOIA serves as sub-administrator of The One Group. See "Investment Advisers," "Certain Other Service Providers" and "Distribution Plan and Shareholder Servicing Arrangements" under "Comparison of Pegasus and One Group."

         The Table under "Comparison of Pegasus and One Group - Expense Ratios," shows the current annualized per share total operating expense ratio for each share class of each Pegasus Portfolio along with the pro forma total operating expense ratio that could be expected for each designated class of shares of the corresponding One Group Fund after the Reorganization. The section entitled "Fee Tables" above and Appendix II - Comparative Fee Tables to this Combined Prospectus/Proxy Statement provide additional information about the fees and expenses for each of the Pegasus Portfolios and corresponding One Group Funds.

PURCHASE/REDEMPTION PROCEDURES. The purchase, redemption, dividend and other policies and procedures of the Pegasus Portfolios and the One Group Funds are generally similar. See "Comparison of Pegasus and One Group - Shareholder Transactions and Services" and Appendix IV - Shareholder Transactions and Services to this Combined Prospectus/Proxy Statement. NO SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE ("CDSC") WILL BE IMPOSED ON ANY OF THE SHAREHOLDERS OF PEGASUS PORTFOLIOS IN CONNECTION WITH THE REORGANIZATION.

FEDERAL INCOME TAX CONSEQUENCES. Ropes & Gray, independent outside counsel to One Group and to its Board of Trustees, is expected to issue an opinion (based on certain assumptions) as of the effective time of each of the Reorganizing Pegasus Portfolios Transaction and the Continuing Pegasus Portfolios Transaction that each transaction, will not give rise to the recognition of income, gain or loss for federal income tax purposes to the Pegasus Portfolios or the One Group Funds or their respective shareholders. Such an opinion is required by the Reorganization Agreement with respect to each Pegasus Portfolio that is not a money market fund, but is not required with respect to a Pegasus Portfolio that is a money market fund.

         Shareholders should note that each One Group Fund may, to the extent permitted by law and consistent with the opinion to be issued by Ropes & Gray discussed above, dispose of some of the securities acquired by it in connection with the transaction. Disposition of securities may have tax consequences to shareholders. In addition, immediately prior to the transaction, each Pegasus Portfolio will declare and distribute a dividend which will have the effect of distributing to shareholders all of the Pegasus Portfolio's investment company taxable income and net realized capital gains. To the extent that a Pegasus Portfolio's investments, consistent applicable law and with the opinion to be issued by Ropes & Gray, are restructured prior to the Reorganization, the Pegasus Portfolio may realize a greater amount of net capital gains which would then need to be distributed to Pegasus shareholders. These distributions may have tax consequences to Pegasus shareholders. For additional information, see the sections below entitled "Federal Income Tax Consequences" and "Pegasus Board Consideration" under "Information Relating to the Proposed Reorganization."

BOARD CONSIDERATION. Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, Pegasus' and One Group's Boards, including their members who are not "interested persons" within the meaning of the 1940 Act, have unanimously determined that the proposed Reorganization is in the best interests of their Funds' respective shareholders and that the interests of such shareholders will not be diluted as a result of the Reorganization. In making this determination, the Pegasus Board considered the potential overall effect of the Reorganization on shareholders of the Pegasus Portfolios including the following factors in particular: (1) the relative performance of the Pegasus Portfolios and One Group Funds; (2) comparative management fees and expense ratios; (3) tax-free nature of the transaction; (4) compatibility of fund investment objectives, policies and limitations; (5) terms and conditions of the Reorganization Agreement; (6) capabilities, practices, and resources of BOIA and the other service providers;
(7) investment leverage and market presence; (8) enhanced shareholder services;
(9) products offered; (10) back office support; (11) availability of Class C shares; and (12) benefits to other persons, especially BOIA and its affiliates.

         For a more complete discussion of the factors affecting the Board's decision, see "Information Relating to the Proposed Reorganization - Pegasus Board Consideration."

         PEGASUS' BOARD OF TRUSTEES RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" APPROVAL OF THE REORGANIZATION AGREEMENT.

PRINCIPAL RISK FACTORS. Because of the similarities in investment objectives and policies, the Pegasus Portfolios and The One Group Funds (for purposes of this discussion only, collectively, the "Funds") are subject to similar investment risks. The following discussion identifies certain broad risks inherent in investing in the Funds. The One Group Investor Funds and the Pegasus Managed Assets Funds invest primarily in the securities of other One Group Funds and Pegasus Portfolios ("Underlying Funds"), respectively. These Funds do not invest in individual securities (other than certain short-term instruments). However, to the extent the Underlying Funds invest in various securities the following risks apply. For more specific risks relating to specific securities purchased by a particular Fund described below, see the sections entitled "Investment Practices" and "Investment Risks" in The One Group Prospectuses, and "Risk Factors" and "Supplemental Information" in the Pegasus Prospectuses.

         Volatility. The One Group Income Equity, Disciplined Value, Value Growth, Equity Index, Intermediate Bond, Limited Volatility Bond and Intermediate Tax-Free Bond Funds have a "beta" statistic higher than that of their corresponding Pegasus Portfolios. The "beta" statistic measures the relative volatility (that is, the variability in returns) to a common market index. Specifically, "beta" equals the expected change in fund return per 1% change in the index return.

         The chart below illustrates "beta" statistic differentials for One Group Funds with betas higher than their corresponding Pegasus Portfolios during the three-year period ended June 30, 1998:

FUND NAME                                                 INDEX                                  3 YR BETA VS INDEX
---------                                                 -----                                  ------------------
One Group Income Equity                                   S&P 5001                                      0.87
Pegasus Equity Income                                                                                   0.62

One Group Disciplined Value                               S&P 500                                       0.76
Pegasus Intrinsic Value                                                                                 0.70

One Group Value Growth                                    S&P 500                                       1.04
Pegasus Growth and Value                                                                                0.79

One Group Equity Index                                    S&P 500                                       1.00
Pegasus Equity Index                                                                                    0.98

One Group Intermediate Bond                               Lehman Aggregate(2)                           0.77
Pegasus Intermediate Bond                                                                               0.74

One Group Limited Volatility Bond                         Lehman Aggregate                              0.42
Pegasus Short Bond                                                                                      0.30

One Group Intermediate Tax-Free Bond                      Lehman Aggregate                              0.68
Pegasus Intermediate Municipal Bond                                                                     0.58


None of these funds has a "beta" statistic indicative of a high risk posture relative to its index. As a general policy, BOIA attempts to limit the volatility of all One Group Funds by managing them within a band around a market index. BOIA attempts to use stock selection to outperform the index without assuming significant risk. As a result, the One Group Funds generally seek to achieve higher returns while maintaining volatility consistent with the chosen index. BOIA believes that this strategy achieves an acceptable risk/return tradeoff.

         Equity Securities. The Pegasus Managed Assets Conservative, Managed Assets Balanced, Managed Assets Growth, Equity Income, Growth, Mid-Cap Opportunity, Small-Cap Opportunity, Intrinsic Value, Growth and Value, Equity Index, Market Expansion Index, International Equity Funds and The One Group Investor Balanced, Investor Growth & Income, Investor Growth, Income Equity, Large Company Growth, Diversified Mid Cap, Small Cap Value, Disciplined Value, Value Growth,

-------------------
(1) The S&P 500 Index is comprised of 500 widely held common stocks. It consists of 400 industrial, 40 utility, 20 transportation and 40 financial companies listed on U.S. market exchanges. It is a capitalization-based index, calculated on a total return basis with dividends reinvested.

(2) The Lehman Brothers Aggregate Bond Index is comprised of publicly-issued fixed-rate non-convertible domestic bond issues rated investment grade or higher, with at least one year to maturity and having an outstanding par value of at least $100 million. It is a capitalization-based index, calculated on a total return basis inclusive of accrued income.

Equity Index, Market Expansion Index, and Diversified International Funds invest in equity securities, which may increase or decrease in value. As a result, the value of your investment in a Fund may increase or decrease in value. The Pegasus High Yield Bond Fund and The One Group Intermediate Bond, Income Bond, Limited Volatility Bond, High Yield Bond and Bond Funds also invest to a limited extent in preferred stocks.

         Small Capitalization Companies. The Pegasus Small-Cap Opportunity and The One Group Small Cap Value Funds invest in small capitalization companies. Investments in smaller, younger companies may be riskier than investments in larger, more established companies. These companies may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations, and other factors affecting the profitability of other companies. Because economic events may have a greater impact on smaller companies, there may be a greater and more frequent fluctuation in their stock price. This may cause frequent and unexpected increases or decreases in the value of your investment.

         Fixed Income Securities. Each Fund may invest in fixed income securities. Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase and decrease as the value of a Fund's investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

         Non-Diversified Funds. The Pegasus Michigan Municipal Money Market, International Equity, Municipal Bond, Short Municipal Bond, Intermediate Municipal Bond and Michigan Municipal Bond Funds and The One Group Michigan Municipal Money Market and Michigan Municipal Bond Funds are "non-diversified" funds. This means that the Funds may invest a more significant portion of their assets in the securities of a single issuer than can a "diversified" fund. In addition, these Funds' investments may be concentrated geographically. These concentrations increase the risk of loss to the Funds if an issuer fails to make interest or principal payments or if the market value of a security declines. A diversified Fund invests in a larger number of issuers, with a smaller percentage in each issuer. Although diversification reduces the risk that a fund's investments will be affected by a single issuer, other factors, such as risks inherent in the underlying securities, are also relevant.

         State Specific Municipal Securities. Because the Pegasus Michigan Municipal Money Market and Michigan Municipal Bond Funds and The One Group Michigan Municipal Money Market and Michigan Municipal Bond Funds concentrate their investments in Michigan, the following factors may have a disproportionately negative effect on the Funds' investments. First, the economy of Michigan is dependent on the automobile manufacturing industry which is highly cyclical. This cyclical economy affects the revenue streams of the state and its political subdivisions because it impacts their tax sources. Second, state based sources, including increased sales tax, are being used to pay a larger portion of the cost of public education than in the past. These recent changes in the payment of education costs will affect state and local revenue of Michigan governmental units in future years in varying ways.

         Index Funds. The Pegasus Market Expansion Index and Equity Index Funds and The One Group Market Expansion Index and Equity Index Funds are index funds. An index fund's investment objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by an index fund at times when an actively managed fund would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if the Funds were not fully invested in such securities. Because of this, an index fund's share price can be volatile and you should be prepared to handle sudden, and sometimes substantial, fluctuations in the value of your investment.

         International Funds. Investments in foreign securities involve risks different from investments in U.S. securities. These include the risk of losses attributable to unfavorable governmental or political actions, seizure of foreign assets, changes in tax or trade statutes, and governmental collapse and war. Investments in foreign securities also involve the risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Because of these risk factors, the share price of both the Pegasus International Equity Fund and The One Group Diversified International Fund can be volatile, and you should be prepared to sustain sudden, and sometimes, substantial, fluctuations in the value of your investment.

         Lower Rated Investment Grade Securities. All Pegasus Portfolios, other than the money market funds, and The One Group Income Bond, Limited Volatility Bond, Bond, Investor Balanced, Investor Growth & Income, Investor Growth, and Intermediate Bond Funds may invest in debt securities rated in the lowest investment grade category. Securities in this rating category are considered to have speculative characteristics. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

         High Yield/Junk Bonds. The Pegasus Managed Assets Growth, Managed Assets Balanced, Managed Assets Conservative, Equity Income, Equity Index, Growth and Value, Intrinsic Value, Growth, Mid-Cap Opportunity, Small-Cap Opportunity, International Equity, Market Expansion Index and High Yield Bond Funds and The One Group Investor Growth, Investor Growth & Income, Investor Balanced, Income Bond and High Yield Bond Funds may invest in debt securities rated below investment grade. These securities are regarded as predominantly speculative. Securities rated below investment grade generally provide a higher yield than higher rated securities of similar maturity, but are subject to a greater degree of risk that the issuer may not be able to make principal and interest payments. Issuers of these securities may not be as strong financially as those issuing higher rated securities. Such high yield issuers may include smaller, less creditworthy companies or highly indebted firms.

         The market value of high yield securities may fluctuate more than the market value of higher rated securities, since high yield securities tend to reflect short-term corporate and market developments to a greater extent than higher rated securities. Thus, periods of economic uncertainty and change can result in the increased volatility of market prices of high yield bonds and of the fund's net asset value. Additional risks of high yield securities include limited liquidity and secondary market support. As a result, the prices of high yield securities may decline rapidly in the event that a significant number of holders decide to sell. Issuers of high yield securities also are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. A projection of an economic downturn, for example, could cause the price of these securities to decline because a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. In the event of a default, these Funds would experience a decline in the market value of their investments. In addition, a long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. It may be that future default rates on high-yield bonds will be more widespread and higher than in the past, especially during periods of deteriorating economic conditions.

         The market prices of debt securities generally fluctuate with changes in interest rates so that these Funds' net asset values can be expected to decrease as long-term interest rates rise and to increase as long-term rates fall. The market prices of high yield securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes and tend to be more volatile than securities which pay interest periodically.

         Credit quality in the high yield market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

         Because investments in high yield securities involve greater investment risk, achievement of a fund's investment objective may be more dependent on its adviser's credit analysis than would be the case if the fund were investing in higher rated securities. The One Group Funds may seek to hedge investments through transactions in options, futures contracts and related options. The One Group Funds also may use swap agreements to further manage exposure to high yield securities.

         Derivatives. Some of the Funds invest in securities that are considered to be derivatives. These securities may be more volatile and may be riskier than other investments. These include:

         o Each Pegasus Portfolio, other than the money market funds, and each One Group Fund, other than the money market funds and the Limited Volatility Bond Fund, may purchase options, futures contracts or options on futures contracts.

         o The Pegasus Managed Assets Growth, Managed Assets Balanced, Managed Assets Conservative, Equity Income, Equity Index, Growth and Value, Intrinsic Value, Growth, Mid-Cap Opportunity, Small-Cap Opportunity, International Equity, Market Expansion Index, Multi Sector Bond and High Yield Bond Funds and The One Group Investor Balanced, Investor Growth & Income, Investor Growth, Large Company Growth, Diversified Mid Cap, Small Cap Value, Value Growth, Market Expansion Index, Equity Index, Diversified International, Income Bond and High Yield Bond Funds may hold warrants.

         o The Pegasus Managed Assets Growth, Managed Assets Balanced, Managed Assets Conservative, Equity Income, Equity Index, Growth and Value, Intrinsic Value, Growth, Mid-Cap Opportunity, Small-Cap Opportunity, International Equity, Market Expansion Index, Short Bond, Intermediate Bond, Multi Sector Bond, Bond, High Yield Bond, Intermediate Municipal Bond, Municipal Bond, Michigan Municipal Bond and Short Municipal Bond Funds, and The One Group Prime Money Market, Municipal Money Market, Michigan Municipal Money Market, Municipal Cash Management Money Market, Investor Growth, Investor Growth & Income, Investor Balanced, Diversified Mid Cap, Small Cap Value, Market Expansion Index, Diversified International, Intermediate Bond, Bond, Limited Volatility, Income Bond, High Yield Bond, Intermediate Tax-Free Bond, Tax-Free Bond, Michigan Municipal Bond and Short-Term Municipal Bond Funds may invest in mortgage-backed securities, which may include collateralized mortgage obligations and Real Estate Mortgage Investment Conduits (CMOs and REMICs) and stripped mortgage-backed securities (IOs and POs).

         o The Pegasus Managed Assets Growth, Managed Assets Balanced, Managed Assets Conservative, Equity Income, Equity Index, Growth and Value, Intrinsic Value, Growth, Mid-Cap Opportunity, Small-Cap Opportunity, International Equity, Market Expansion Index, Short Bond, Intermediate Bond, Multi Sector Bond, Bond and High Yield Bond Funds, and The One Group Prime Money Market, Municipal Money Market, Investor Growth, Investor Growth & Income, Investor Balanced, Diversified Mid Cap, Small Cap Value, Market Expansion Index, Diversified International, Intermediate Bond, Bond, Limited Volatility, Income Bond, High Yield Bond, Municipal Bond, Michigan Municipal Bond, Short-Term Municipal Bond and Intermediate Tax-Free Bond Funds may purchase asset-backed securities.

         o The Pegasus Managed Assets Growth, Managed Assets Balanced, Managed Assets Conservative, Equity Income, Equity Index, Growth and Value, Intrinsic Value, Growth, Mid-Cap Opportunity, Small-Cap Opportunity, International Equity, Market Expansion Index, Short Bond, Intermediate Bond, Multi Sector Bond, Bond, High Yield Bond, Municipal Bond, Short Municipal Bond, Intermediate Municipal Bond and Michigan Municipal Bond Funds and The One Group Investor Growth, Investor Growth & Income, Investor Balanced, Income Equity, Equity Index, Value Growth, Disciplined Value, Large Company Growth, Diversified Mid Cap, Small Cap Value, Diversified International, Market Expansion Index, Intermediate Bond, Limited Volatility Bond, Income Bond, Bond, High Yield Bond, Intermediate Tax-Free Bond, Tax-Free Bond, Michigan Municipal Bond and Short-Term Municipal Bond Funds may invest in swap, cap and floor transactions.

         o Each Pegasus Fund, other than the money market funds, and The One Group Investor Growth, Investor Growth & Income, Investor Balanced, Intermediate Bond, Income Bond, Bond, High Yield Bond, Intermediate Tax-Free Bond, Tax-Free Bond, Short-Term Municipal Bond and Michigan Municipal Bond Funds may invest in inverse floating rate instruments. Inverse floating rate instruments are floating rate debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.

         o The Pegasus Managed Assets Growth, Managed Assets Balanced, Managed Assets Conservative, Equity Income, Equity Index, Growth and Value, Intrinsic Value, Growth, Mid-Cap

Opportunity, Small-Cap Opportunity, International Equity, Market Expansion Index, Short Bond, Intermediate Bond, Multi Sector Bond, Bond, High Yield Bond, Intermediate Municipal Bond, Municipal Bond, Michigan Municipal Bond and Short Municipal Bond Funds, and The One Group Investor Growth, Investor Growth & Income, Investor Balanced, Diversified Mid Cap, Small Cap Value, Diversified International, Market Expansion Index, Limited Volatility Bond, Intermediate Bond, Income Bond, Bond, High Yield Bond, Intermediate Tax-Free Bond, Tax-Free Bond, Michigan Municipal Bond and Short-Term Municipal Bond Funds may invest in structured instruments.

         o Each Fund, other than the Pegasus money market funds, and The One Group money market funds and Limited Volatility Bond Fund, may invest in new financial products.

         The above discussion is qualified in its entirety by the disclosure in The One Group Funds Prospectuses accompanying this Combined Prospectus/Proxy Statement and the information in the Pegasus Funds Prospectuses incorporated herein by reference.

VOTING INFORMATION. This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by Pegasus' Board of Trustees at the Meeting. Only shareholders of record at the close of business on December 18, 1998 will be entitled to vote at the Meeting. Each whole or fractional share is entitled to a whole or fractional vote, respectively. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon or, if no specification is made, the persons named as proxies will vote in favor of each proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting to Pegasus a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. For additional information, see "Information Relating to Voting Matters."

MANAGEMENT DISCUSSION. A discussion of the management and performance of The One Group Funds (except The One Group High Yield Bond Fund and the New One Group Funds) and an analysis of their performance can be found at Appendix V to this Combined Prospectus/Proxy Statement.


               INFORMATION RELATING TO THE PROPOSED REORGANIZATION

         The terms and conditions of the Reorganization are set forth in the Reorganization Agreement. Certain provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Appendix I to this Combined Prospectus/Proxy Statement.

DESCRIPTION OF THE REORGANIZATION AGREEMENT. The Reorganization Agreement provides that on the Exchange Date (as that term is defined in the Reorganization Agreement), the Assets and Liabilities existing at the Valuation Time (as that term is defined in the Reorganization Agreement) of each Pegasus Portfolio will be transferred to its corresponding One Group Fund, as previously described (see pages 2-3 of this Combined Prospectus/Proxy Statement), in exchange for full and fractional Shares of the designated classes of the corresponding One Group Fund.

         The Shares issued by each One Group Fund in the Reorganization will have an aggregate dollar value equal to the aggregate dollar value of the net assets per share of the respective Pegasus Portfolio at the Valuation Time. Immediately after the Exchange Date, each Pegasus Portfolio will distribute the Shares of the One Group Fund received in the Reorganization to its shareholders in liquidation of each Pegasus Portfolio. Each shareholder owning shares of a particular Pegasus Portfolio at the Exchange Date will receive Shares of the designated class of the corresponding One Group Fund, and will receive any unpaid dividends or distributions that were declared before the Exchange Date on Pegasus Portfolio shares. One Group will establish an account for each former shareholder of the Pegasus Portfolios reflecting the appropriate number of One Group Fund Shares distributed to that shareholder. These accounts will be substantially identical to the accounts currently maintained by Pegasus for each shareholder. Shares of the One Group Funds are in uncertificated form.

         With respect to each Pegasus Portfolio, the Reorganization is subject to a number of conditions, including approval of the Reorganization Agreement and the related matters described in this Combined Prospectus/Proxy Statement by Pegasus shareholders at the Meeting; the receipt of certain legal opinions described in the Reorganization Agreement (which include an opinion of One Group's counsel addressed to Pegasus that the One Group Fund Shares issued in the Reorganization will be validly issued, fully paid and non-assessable); the receipt of certain certificates from the parties concerning the continuing accuracy of the representations and warranties in the Reorganization Agreement; [the receipt of certain information from the independent accountants of Pegasus regarding tax matters;] and the parties' performance in all material respects of their respective covenants and undertakings in the Reorganization Agreement.

         The Reorganization Agreement provides that Pegasus and One Group will each be responsible for their own expenses in connection with the Reorganization. However, BOIA has agreed to assume the costs of proxy materials proxy solicitations and certain other fees payable by Pegasus in connection with the Reorganization as described on page 32. The Reorganization Agreement also provides, among other things, that the Reorganization may be abandoned at any time upon the mutual consent of both Pegasus and One Group, or by either One Group or Pegasus under certain conditions; and that officers of One Group and of Pegasus may amend, modify or supplement the Reorganization Agreement, provided however, that following the Meeting, no such amendment may have the effect of changing the provisions for determining the number of Shares of the corresponding One Group Fund to be issued to the shareholders of any Pegasus Portfolio without obtaining the Pegasus Portfolio shareholders' further approval. In the event the transactions contemplated by the Reorganization Agreement are not consummated by reason of Pegasus or One Group being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to that party's obligations referred to in Sections 8(a) and 10 of the Reorganization Agreement), the party failing to consummate shall pay directly all reasonable fees and expenses incurred by Pegasus or by One Group in connection with such transactions, including without limitation, legal, accounting and filing fees.

PEGASUS BOARD CONSIDERATION. At a meeting on ___________, 199_, the Board of Trustees of Pegasus approved the Reorganization Agreement and determined that the Reorganization of the Pegasus Portfolios and the One Group Funds would be in the best interests of each Pegasus Portfolio. The Trustees further determined that the interests of existing shareholders of the Pegasus Portfolios would not be diluted upon effectuation of the Reorganization. The Trustees recommend approval of the Reorganization Agreement after considering the potential overall effect of the Reorganization on the shareholders of the Pegasus Portfolios including the following factors:

1. Performance. The total returns of the One Group Funds are competitive with, and in many cases superior to, those of the Pegasus Portfolios as shown below. Total returns for Class A and Class B shares reflect any applicable sales load. The Trustees noted, however, that the performance shown is based on historical earnings and is not predictive of future performance.

                                                          Pegasus                                   One Group Prime
                                                     Money Market Fund                             Money Market Fund
                                         ------------------------------------------    -------------------------------------------
                                            Class A       Class B       Class I           Class A        Class B       Class I
                                            -------       -------       -------           -------        -------       -------
YTD Ending 10/31/98                           4.20%         3.55%         4.42%             4.22%          3.56%         4.43%
1 Year Annualized - 10/31/98                  5.08%         4.29%         5.34%             5.11%          4.32%         5.37%
3 Year Annualized - 10/31/98                  5.05%         4.52%         5.25%             5.05%          --            5.31%
5 Year Annualized - 10/31/98                  4.84%         4.52%         4.96%             4.82%          --            5.08%
10 Year Annualized - 10/31/98                 5.47%         5.31%         5.53%                                          5.55%


                                                     Pegasus Treasury                      One Group U.S. Treasury Securities
                                                     Money Market Fund                             Money Market Fund
                                         ------------------------------------------    -------------------------------------------
                                            Class A       Class B       Class I           Class A        Class B       Class I
                                            -------       -------       -------           -------        -------       -------
YTD Ending 10/31/98                           4.08%         --            4.29%             4.04%          3.39%         4.25%
1 Year Annualized - 10/31/98                  4.94%         --            5.20%             4.89%          4.10%         5.15%
3 Year Annualized - 10/31/98                  4.93%         --            5.12%             4.88%          --            5.14%
5 Year Annualized - 10/31/98                  4.72%         --            4.84%             4.62%          --            4.88%
10 Year Annualized - 10/31/98                 --            --            --                --             --            5.32%


                                                     Pegasus Municipal                            One Group Municipal
                                                     Money Market Fund                             Money Market Fund
                                         ------------------------------------------    -------------------------------------------
                                            Class A                     Class I           Class A                      Class I
                                            -------                     -------           -------                      -------
YTD Ending 10/31/98                           2.40%                       2.61%             2.39%                        2.60%
1 Year Annualized - 10/31/98                  2.93%                       3.19%             2.93%                        3.19%
3 Year Annualized - 10/31/98                  3.00%                       3.19%             2.98%                        3.22%
5 Year Annualized - 10/31/98                  2.92%                       3.03%             2.87%                        3.11%
10 Year Annualized - 10/31/98                 3.59%                       3.65%             --                           3.69%



                                                  Pegasus Managed Assets                           One Group Investor
                                                     Conservative Fund                               Balanced Fund
                                         ------------------------------------------    -------------------------------------------
                                            Class A       Class B       Class I           Class A        Class B       Class I
                                            -------       -------       -------           -------        -------       -------
YTD Ending 10/31/98                          -1.27%        -1.54%         4.16%             3.87%          3.05%         9.09%
1 Year Annualized - 10/31/98                  0.62%         1.38%         6.19%             6.77%          5.96%        12.20%
3 Year Annualized - 10/31/98                  8.96%         9.17%        11.12%             --             --           --
5 Year Annualized - 10/31/98                  8.72%         --           10.06%             --             --           --
10 Year Annualized - 10/31/98                10.75%         --           11.56%

                                                  Pegasus Managed Assets                           One Group Investor
                                                       Balanced Fund                              Growth & Income Fund
                                         ------------------------------------------    -------------------------------------------
                                            Class A       Class B       Class I           Class A        Class B       Class I
                                            -------       -------       -------           -------        -------       -------
YTD Ending 10/31/98                          -2.51%        -2.82%         2.75%             4.16%          3.14%         9.14%
1 Year Annualized - 10/31/98                  0.08%         0.99%         5.53%             7.77%          6.92%        13.05%
3 Year Annualized - 10/31/98                 10.08%         9.06%        12.21%             --             --           --
5 Year Annualized - 10/31/98                 --             --           --                 --             --           --


                                                  Pegasus Managed Assets                           One Group Investor
                                                        Growth Fund                                   Growth Fund
                                         ------------------------------------------    -------------------------------------------
                                            Class A       Class B       Class I           Class A        Class B       Class I
                                            -------       -------       -------           -------        -------       -------
YTD Ending 10/31/98                           -4.02         -4.47          1.19             3.73            2.99          8.88
1 Year Annualized - 10/31/98                  -0.96         -0.51          4.43             8.14            7.37         13.50
3 Year Annualized - 10/31/98                  --            --            --               --              --            --
5 Year Annualized - 10/31/98                  --            --            --               --              --            --


                                                          Pegasus                                One Group Income Equity
                                                    Equity Income Fund                                     Fund
                                         ------------------------------------------    -------------------------------------------
                                            Class A       Class B       Class I           Class A        Class B       Class I
                                            -------       -------       -------           -------        -------       -------
YTD Ending 10/31/98                          -7.72%         -7.85%        -2.65%            4.53%           3.86%         9.76%
1 Year Annualized - 10/31/98                 -4.07%         -2.92%         1.24%           11.39%          10.78%        16.99%
3 Year Annualized - 10/31/98                 13.19%         13.53%        15.47%           20.30%          20.61%        22.51%
5 Year Annualized - 10/31/98                 11.33%         11.74%        12.90%           16.75%          --            18.15%
10 Year Annualized - 10/31/98                12.05          12.32         13.13            --              --            15.45%


                                                          Pegasus
                                                        Growth Fund                        One Group Large Company Growth Fund
                                         ------------------------------------------    -------------------------------------------
                                            Class A       Class B       Class I           Class A        Class B       Class I
                                            -------       -------       -------           -------        -------       -------
YTD Ending 10/31/98                           9.45%          9.42%        15.36%           19.70%          19.54%        25.59%
1 Year Annualized - 10/31/98                 14.19%         15.23%        20.41%           27.09%          27.02%        33.41%
3 Year Annualized - 10/31/98                 21.29%         21.76%        23.68%           25.11%          25.68%        27.52%
5 Year Annualized - 10/31/98                 17.07%         17.49%        18.66%           --              --            21.82%
10 Year Annualized - 10/31/98                15.82%         16.08%        16.91%           --              --            --


                                                          Pegasus
                                                   Intrinsic Value Fund                       One Group Disciplined Value Fund
                                         ------------------------------------------    -------------------------------------------
                                            Class A       Class B       Class I           Class A        Class B       Class I
                                            -------       -------       -------           -------        -------       -------
YTD Ending 10/31/98                         -11.50%        -12.04%        -6.67%           -6.52%          -7.03%        -1.93%
1 Year Annualized - 10/31/98                 -8.05%         -7.45%        -2.99%            2.11%           1.81%         7.10%
3 Year Annualized - 10/31/98                 13.01%         13.53%        15.16%           15.83%          16.00%        17.91%
5 Year Annualized - 10/31/98                 11.65%         12.28%        12.92%           12.99%          --            14.29%
10 Year Annualized - 10/31/98                12.12%         12.50%        12.76%           --              --            --

                                                          Pegasus                             One Group Value Growth Fund
                                                   Growth and Value Fund                      (formerly Value Growth Fund)
                                         ------------------------------------------    -------------------------------------------
                                            Class A       Class B       Class I           Class A        Class B       Class I
                                            -------       -------       -------           -------        -------       -------
YTD Ending 10/31/98                          -1.18%        -1.43%         4.20%             8.28%          7.59%        13.64%
1 Year Annualized - 10/31/98                  5.49%         6.53%        11.29%            14.95%         14.47%        20.72%
3 Year Annualized - 10/31/98                 17.44%        17.74%        19.67%            22.01%         22.27%        24.21%
5 Year Annualized - 10/31/98                 14.88%        15.37%        16.19%            16.50%         --            17.76%
10 Year Annualized - 10/31/98                13.24%        13.54%        13.88%            --             --            --


                                                          Pegasus                                   One Group Equity
                                                     Equity Index Fund                                 Index Fund
                                         ------------------------------------------    -------------------------------------------
                                            Class A       Class B       Class I           Class A        Class B       Class I
                                            -------       -------       -------           -------        -------       -------
YTD Ending 10/31/98                          10.75%        10.47%        14.42%             8.96%          8.40%        14.33%
1 Year Annualized - 10/31/98                 17.69%        17.42%        21.62%            15.88%         15.46%        21.65%
3 Year Annualized - 10/31/98                 24.19%        23.70%        25.66%            23.29%         23.63%        25.57%
5 Year Annualized - 10/31/98                 20.13%        20.10%        20.99%            19.46%         --            20.83%
10 Year Annualized - 10/31/98                17.11%        17.09%        17.52%            --             --            --

                                                          Pegasus
                                                      Short Bond Fund                    One Group Limited Volatility Bond Fund
                                         ------------------------------------------    -------------------------------------------
                                            Class A       Class B       Class I           Class A        Class B       Class I
                                            -------       -------       -------           -------        -------       -------
YTD Ending 10/31/98                           4.66           4.07          5.94             3.04            2.80          6.42
1 Year Annualized - 10/31/98                  5.45           4.72          6.78             2.96            2.78          6.45
3 Year Annualized - 10/31/98                  5.55           5.29          6.10             4.97            4.94          6.32
5 Year Annualized - 10/31/98                  5.17           5.02          5.50             4.75           --             5.68
10 Year Annualized - 10/31/98                 6.75           6.67          6.92            --              --            --

                                                           Pegasus                                   One Group Income
                                                  Multi Sector Bond Fund                                 Bond Fund
                                         ------------------------------------------    -------------------------------------------
                                            Class A       Class B       Class I           Class A        Class B       Class I
                                            -------       -------       -------           -------        -------       -------
YTD Ending 10/31/98                           3.43          3.03          6.90              1.16           0.39          6.08
1 Year Annualized - 10/31/98                  4.87          4.38          8.44              1.43           0.54          6.36
3 Year Annualized - 10/31/98                  5.90          5.64          7.32              4.73           4.77          6.56
5 Year Annualized - 10/31/98                  6.03          6.16          6.93              4.53          --             5.76
10 Year Annualized - 10/31/98                --            --            --                --             --             7.62

                                                   Pegasus Intermediate                          One Group Intermediate
                                                    Municipal Bond Fund                            Tax-Free Bond Fund
                                         ------------------------------------------    -------------------------------------------
                                            Class A       Class B       Class I           Class A        Class B       Class I
                                            -------       -------       -------           -------        -------       -------
YTD Ending 10/31/98                           1.72%         1.21%         5.08%             0.54%         -0.34%         5.43%
1 Year Annualized - 10/31/98                  3.39%         2.80%         6.86%             2.39%          1.50%         7.44%
3 Year Annualized - 10/31/98                  4.69%         4.32%         6.05%             4.81%          4.88%         6.71%
5 Year Annualized - 10/31/98                  4.65%         4.67%         5.63%             4.32%          --            5.54%
10 Year Annualized - 10/31/98                 6.86%         6.88%         7.50%             --             --            --


         No performance comparison is provided for the Pegasus Michigan Municipal Money Market, Cash Management, Treasury Cash Management, Treasury Prime Cash Management, U.S. Government Securities Cash Management, Municipal Cash Management, Mid-Cap Opportunity, Small-Cap Opportunity, Market Expansion Index, International Equity, Bond, High Yield Bond, Municipal Bond, Short Municipal Bond and Michigan Municipal Bond Funds because the corresponding One Group Funds have not yet commenced operations as of October 31, 1998 and the investment policies and historical performance of these Pegasus Portfolios (other than the High Yield Bond Fund) will carry forward.

         For additional information concerning performance of the Pegasus Portfolios and One Group Funds, see the Statement of Additional Information prepared in connection with this Combined Prospectus/Proxy Statement, Pegasus' Prospectuses, Statements of Additional Information, Annual Reports and Semi-Annual Reports to Shareholders, One Group's Prospectuses, Statements of Additional Information and Annual Reports to Shareholders, and Appendix V Management's Discussion of Fund Performance - Existing One Group Funds attached to this Combined Prospectus/Proxy Statement.

2. Management Fees and Expense Ratios. The Trustees noted that in many instances the investment advisory fees, and in some instances the total operating expense ratios, of the One Group Funds are or will be higher than those of the corresponding Pegasus Portfolios. For comparative information, see the sections entitled "Investment Adviser - Pegasus Portfolios," "Investment Adviser - One Group" and "Expense Ratios" under "Comparison of Pegasus and One Group" below, "Fee Tables" above and Appendix II - Comparative Fee Tables attached to this Combined Prospectus/Proxy Statement.

         BOIA has agreed to limit the total operating expense ratios of the Existing One Group Funds following the Reorganization until August 1999 as set forth under the "Pro Forma Total Operating Expenses" column in the Table under "Comparison of Pegasus and One Group - Expense Ratios" and Appendix II - Comparative Fee Tables to this Combined Prospectus/Proxy Statement. See also "Fee Tables" above. With respect to the New One Group Funds, BOIA has agreed to waive a portion of its advisory fee until at least March 2000 so that the rate of total operating expenses actually paid will not exceed the rate currently paid for total operating expenses by the Continuing Pegasus Portfolios. Furthermore, if the Reorganization Agreement is approved, One Group's increased asset size to approximately $50 billion and resulting leverage with its service providers may result in lower overall expense ratios. BOIA's current estimates anticipate expense savings.

3. Tax-Free Conversion of Pegasus Portfolio Shares. If a Pegasus shareholder were to redeem his or her investment in a Pegasus Portfolio, other than a money market fund, in order to invest in a One Group Fund or another investment product, the shareholder would recognize gain or loss for Federal income tax purposes upon the redemption of those shares. By contrast, the proposed Reorganization of each Pegasus Portfolio will cause shareholders to exchange their investments in the Pegasus Portfolios for investments in the One Group Funds without recognition of gain or loss for Federal income tax purposes. After the Reorganization, as a shareholder of One Group, investors may redeem any or all of their One Group shares (other than Class B shares) at any time, without incurring a redemption fee or sales charge. At that time, a taxable gain or loss would be recognized. For further information concerning the tax consequences of the Reorganization, see "Information Relating to the Proposed Reorganization - Federal Income Tax Consequences" below.

4. Compatibility of Fund Investment Objectives, Policies and Limitations and Related Tax Consequences. The Trustees considered the compatibility of One Group Funds' investment objectives, policies and limitations with those of the corresponding Pegasus Portfolios. For information relating to certain significant differences in the investment objectives, policies and related risk factors, see the sections entitled "Overview of Pegasus and One Group" and "Principal Risk Factors" under "Summary" above, "Comparison of Pegasus and One Group - Investment Objectives and Policies" below and

Appendix III - Comparison of Investment Objectives and Certain Significant Policies attached to this Combined Prospectus/Proxy Statement.

         The Trustees noted that the One Group Funds may dispose of some of the securities acquired by them in the Reorganization and that such dispositions may have tax consequences to shareholders. In addition, to the extent that a Pegasus Portfolio's investments are restructured prior to the Reorganization, the Portfolio may realize capital gains and losses which may have tax consequences to shareholders. The ability of either entity to dispose of assets in connection with the Reorganization is limited by the Internal Revenue Code. For additional information, see "Comparison of Pegasus and One Group - Federal Income Tax Consequences" below.

5. Terms and Conditions of the Reorganization Agreement. The Trustees considered the terms and conditions of the Reorganization Agreement. See "Summary - Proposed Reorganization," "Information Relating to the Proposed Reorganization - Description of the Reorganization Agreement" and Appendix I - Agreement and Plan of Reorganization attached hereto.

6. Capabilities, Practices and Resources of BOIA and the Other Service Providers. The Trustees considered the capabilities, practices and resources of BOIA and the other service providers. For further information, see "Summary - Overview of Pegasus and One Group" above, and the sections entitled "Investment Advisers," "Certain Other Service Providers," "Distribution Plan and Shareholder Servicing Arrangements" under "Comparison of Pegasus and One Group" below.

7. Investment Leverage and Market Presence. The Reorganization is expected to result in greater investment leverage and market presence for the One Group. If the Reorganization Agreement is consummated, the One Group would have approximately $50 billion in assets under management. BOIA believes fund investment opportunities increase as assets increase.

8. Enhanced Shareholder Services. OGSC and BOIA provide a higher level of shareholder servicing for One Group shareholders, including a dedicated shareholder support function, broker-dealer desk and a transaction oriented state-of-the-art website. The website allows investors to purchase and exchange shares of their One Group Funds. The website is directly linked to the BOC website for convenient use. It contains up-to-date investor tools such as pricing and account history queries, retirement planning, and investment profiling tools, and allows on-line prospectus access. Moreover, shareholders of One Group have access to weekly-recorded economic updates, as well as updates on the equity and fixed income markets through a state of the art voice response unit ("VRU").

9. Expanded Product Offering. Through exchange privileges, current Pegasus shareholders (other than those shareholders owning shares of an institutional money market fund) will be able to exchange the One Group shares they receive in the Reorganization for any of the 48 funds (excluding the 7 institutional money market funds) which will be offered by One Group to the general public after the Reorganization. Institutional money market fund shareholders may exchange their new One Group shares for any of the 7 institutional money market funds offered by One Group. Investors in One Group will enjoy a wide variety of investment options and strategies, ranging from various equity styles and state specific municipal bond funds, to taxable and tax-advantaged bond funds and funds-of-funds.

10. Strong Back Office. OGSC provides a strong back office infrastructure for One Group, including fund administration and fund accounting services. A wholly-owned subsidiary of BISYS Fund Services, OGSC leverages the extensive knowledge and experience of BISYS, yet is dedicated to The One Group.

11. Availability of Class C Shares. Unlike Pegasus, the One Group offers Class C Shares.

12. Benefits to Other Persons, Especially BOIA and Its Affiliates. The Trustees considered the potential benefits of the Reorganization to other persons, especially BOIA and its affiliates.

CAPITALIZATION. As proposed, the sixteen Reorganizing Pegasus Portfolios would be reorganized into the sixteen corresponding Existing One Group Funds. The following table sets forth as of June 30, 1998, (1) the capitalization of each of the Reorganizing Pegasus Portfolios, (2) the capitalization of each of the corresponding Existing One Group Funds, and (3) the pro forma capitalization of each of the Existing One Group Funds as adjusted to give effect to the Reorganization of the Reorganizing Pegasus Portfolios. The capitalization of each Reorganizing Pegasus Portfolio and Existing One Group Fund is likely to be different at the effective time of the Reorganizing Pegasus Portfolios Transaction as a result of daily share purchase and redemption activity in the respective Portfolios and Funds, as well as the effects of the other ongoing operations of the respective Portfolios and Funds prior to the effective time of the Reorganizing Pegasus Portfolios Transaction. Information on the capitalization of the fourteen Continuing Pegasus Portfolios and their corresponding New One Group Funds is not included because the Continuing Pegasus Portfolios would be reorganized into the New One Group Funds which would have only nominal assets and liabilities.

                                                       Pegasus Money               One Group Prime                    Pro Forma
                                                        Market Fund               Money Market Fund                   Combined
                                                        -----------               -----------------                   --------
Total Net Assets                                         $2,708,552,219                 $3,223,901,238              $5,932,453,457
     Class A Shares                                      $1,167,246,199                   $605,291,334              $1,772,537,533
     Class B Shares                                          $1,180,010                     $1,912,430                  $3,092,440
     Class I Shares                                      $1,540,126,010                 $2,616,697,474              $4,156,823,484
Shares Outstanding                                        2,708,549,425                  3,223,806,869               5,932,356,294
     Class A Shares                                       1,167,243,404                    605,275,293               1,772,518,697
     Class B Shares                                           1,180,010                      1,911,896                   3,091,906
     Class I Shares                                       1,540,126,011                  2,616,619,680               4,156,745,691
Net Asset Value Per Share
     Class A Shares                                               $1.00                          $1.00                       $1.00
     Class B Shares                                               $1.00                          $1.00                       $1.00
     Class I Shares                                               $1.00                          $1.00                       $1.00


                                                                               One Group U.S. Treasury
                                                     Pegasus Treasury                Securities                       Pro Forma
                                                     Money Market Fund            Money Market Fund                   Combined
                                                     -----------------            ------------------                  --------
Total Net Assets                                         $1,062,585,850                 $3,887,139,739              $4,949,725,589
     Class A Shares                                        $219,101,494                   $861,349,389              $1,080,450,883
     Class B Shares                                                 N/A                       $181,171                    $181,171
     Class C Shares                                                 N/A                         $1,162                      $1,162
     Class I Shares                                        $843,484,356                 $3,025,608,017              $3,869,092,373
Shares Outstanding                                        1,062,602,578                  3,886,904,029               4,949,506,607
     Class A Shares                                         219,118,222                    861,312,823               1,080,431,045
     Class B Shares                                                 N/A                        181,172                     181,172
     Class C Shares                                                 N/A                          1,162                       1,162
     Class I Shares                                         843,484,356                  3,025,408,872               3,868,893,228
Net Asset Value Per Share
     Class A Shares                                               $1.00                          $1.00                       $1.00
     Class B Shares                                                 N/A                          $1.00                       $1.00
     Class C Shares                                                 N/A                          $1.00                       $1.00
     Class I Shares                                               $1.00                          $1.00                       $1.00

                                                        Pegasus Municipal
                                                              Money                 One Group Municipal               Pro Forma
                                                           Market Fund               Money Market Fund                Combined
                                                           -----------               -----------------                --------
Total Net Assets                                           $764,664,703                   $602,935,643              $1,367,600,346
     Class A Shares                                        $209,296,247                   $104,808,547                $314,104,794
     Class I Shares                                        $555,368,456                   $498,127,096              $1,053,495,552
Shares Outstanding                                          764,720,453                    603,066,850               1,367,787,303
     Class A Shares                                         209,350,372                    104,821,450                 314,171,822
     Class I Shares                                         555,370,081                    498,245,400               1,053,615,481
Net Asset Value Per Share
     Class A Shares                                               $1.00                          $1.00                       $1.00
     Class I Shares                                               $1.00                          $1.00                       $1.00



                                                        Pegasus Managed
                                                      Assets Conservative             One Group Investor                Pro Forma
                                                              Fund                       Balanced Fund                  Combined
                                                              ----                       -------------                  --------
Total Net Assets                                           $134,985,917                   $203,277,567                $338,231,988
     Class A Shares                                        $100,507,996                    $32,604,462                $133,112,458
     Class B Shares                                         $22,223,117                     70,462,733                 $92,685,850
     Class C Shares                                                 N/A                     $6,652,937                  $6,652,937
     Class I Shares                                         $12,254,804                    $93,557,435                $105,780,743
Shares Outstanding                                            9,147,504                     17,207,740                  28,618,891
     Class A Shares                                           6,814,414                      2,755,243                  11,251,270
     Class B Shares                                           1,505,363                      5,962,388                   7,842,516
     Class C Shares                                                 N/A                        565,081                     565,081
     Class I Shares                                             827,727                      7,925,028                   8,960,024
Net Asset Value Per Share
     Class A Shares                                              $14.75                         $11.83                      $11.83
     Class B Shares                                              $14.76                         $11.82                      $11.82
     Class C Shares                                                 N/A                         $11.77                      $11.77
     Class I Shares                                              $14.81                         $11.81                      $11.81

                                         Pegasus Managed Assets
                                            Assets Balanced               One Group Investor                  Pro Forma
                                                 Fund                    Growth & Income Fund                  Combined
                                                 ----                    --------------------                  --------
Total Net Assets                             $277,228,675                    $229,830,622                    $507,054,440
     Class A Shares                          $169,028,463                     $39,873,760                    $208,902,223
     Class B Shares                           $15,874,569                     $85,467,873                    $101,342,442
     Class C Shares                                   N/A                      $6,428,710                      $6,428,710
     Class I Shares                           $92,325,643                     $98,060,279                    $190,381,065
Shares Outstanding                             23,320,248                      18,219,060                      40,139,308
     Class A Shares                            14,298,714                       3,142,422                      16,462,238
     Class B Shares                             1,198,186                       6,761,003                       8,016,902
     Class C Shares                                   N/A                         512,841                         512,841
     Class I Shares                             7,823,748                       7,802,794                      15,147,327
Net Asset Value Per Share
     Class A Shares                                $11.82                          $12.69                          $12.69
     Class B Shares                                $13.25                          $12.64                          $12.64
     Class C Shares                                   N/A                          $12.54                          $12.54
     Class I Shares                                $11.80                          $12.57                          $12.57


                                        Pegasus Managed Assets            One Group Investor                   Pro Forma
                                             Growth Fund                      Growth Fund                      Combined
                                             -----------                      -----------                      --------
Total Net Assets                              $21,899,958                    $220,699,449                    $242,599,407
     Class A Shares                            $9,404,036                     $55,056,896                     $64,460,932
     Class B Shares                           $10,912,932                     $70,514,733                     $81,427,665
     Class C Shares                                   N/A                      $8,772,688                      $8,772,688
     Class I Shares                            $1,582,990                     $86,355,132                     $87,938,122
Shares Outstanding                              1,847,635                      16,475,898                      18,109,765
     Class A Shares                               787,670                       4,131,090                       4,836,569
     Class B Shares                               928,030                       5,236,548                       6,046,714
     Class C Shares                                   N/A                         657,648                         657,648
     Class I Shares                               131,935                       6,450,612                       6,568,834
Net Asset Value Per Share
     Class A Shares                                $11.94                          $13.33                          $13.33
     Class B Shares                                $11.76                          $13.47                          $13.47
     Class C Shares                                   N/A                          $13.34                          $13.34
     Class I Shares                                $12.00                          $13.39                          $13.39

                                            Pegasus Equity                  One Group Income                      Pro Forma
                                              Income Fund                      Equity Fund                         Combined
                                              -----------                      -----------                         --------
Total Net Assets                             $328,320,624                      $976,168,311                    $1,304,466,364
     Class A Shares                           $13,397,091                      $117,682,024                      $131,079,115
     Class B Shares                            $3,637,767                      $165,813,214                      $169,450,981
     Class C Shares                                   N/A                          $795,480                          $795,480
     Class I Shares                          $311,285,766                      $691,877,593                    $1,003,140,788
Shares Outstanding                             26,402,536                        40,556,276                        54,196,212
     Class A Shares                             1,074,534                         4,894,497                         5,451,780
     Class B Shares                               291,641                         6,886,250                         7,037,320
     Class C Shares                                   N/A                            33,035                            33,035
     Class I Shares                            25,036,361                        28,742,494                        41,674,077
Net Asset Value Per Share
     Class A Shares                                $12.47                            $24.04                            $24.04
     Class B Shares                                $12.47                            $24.08                            $24.08
     Class C Shares                                   N/A                            $24.08                            $24.08
     Class I Shares                                $12.43                            $24.07                            $24.07


                                            Pegasus Growth                   One Group Large                      Pro Forma
                                                 Fund                      Company Growth Fund                     Combined
                                                 ----                      -------------------                     --------
Total Net Assets                             $847,715,182                    $1,990,628,224                    $2,838,316,707
     Class A Shares                          $109,752,170                      $199,051,299                      $308,803,469
     Class B Shares                            $4,353,084                      $280,563,764                      $284,916,848
     Class C Shares                                   N/A                          $491,859                          $491,859
     Class I Shares                          $733,609,928                     1,510,521,302                    $2,244,104,531
Shares Outstanding                             49,937,827                        87,419,506                       124,619,585
     Class A Shares                             6,471,853                         8,533,858                        13,240,212
     Class B Shares                               261,575                        12,341,219                        12,532,732
     Class C Shares                                   N/A                            21,792                            21,792
     Class I Shares                            43,204,399                        66,522,637                        98,824,849
Net Asset Value Per Share
     Class A Shares                                $16.96                            $23.32                            $23.32
     Class B Shares                                $16.64                            $22.73                            $22.73
     Class C Shares                                   N/A                            $22.57                            $22.57
     Class I Shares                                $16.98                            $22.71                            $22.71

                                                        Pegasus Intrinsic           One Group Disciplined             Pro Forma
                                                            Value Fund                    Value Fund                   Combined
                                                            ----------                    ----------                   --------
Total Net Assets                                           $683,010,616                   $694,209,090              $1,377,219,706
     Class A Shares                                        $132,278,364                    $29,442,860                $161,721,224
     Class B Shares                                          $5,341,678                    $30,094,907                 $35,436,585
     Class I Shares                                        $545,390,574                   $634,671,323              $1,180,061,897
Shares Outstanding                                           42,744,414                     41,084,545                  81,486,443
     Class A Shares                                           8,254,937                      1,738,826                   9,552,078
     Class B Shares                                             469,782                      1,785,585                   2,102,599
     Class I Shares                                          34,019,695                     37,560,134                  69,831,766
Net Asset Value Per Share
     Class A Shares                                              $16.02                         $16.93                      $16.93
     Class B Shares                                              $11.37                         $16.85                      $16.85
     Class I Shares                                              $16.03                         $16.90                      $16.90


                                                      Pegasus Growth and                   One Group                    Pro Forma
                                                           Value Fund                  Value Growth Fund                Combined
                                                           ----------                  -----------------                --------
Total Net Assets                                         $1,227,370,787                   $737,575,048              $1,964,945,835
     Class A Shares                                        $264,449,804                    $80,500,100                $344,949,904
     Class B Shares                                          $9,612,670                    $25,501,072                 $35,113,742
     Class C Shares                                                 N/A                     $1,234,273                  $1,234,273
     Class I Shares                                        $953,308,313                   $630,339,603              $1,583,647,916
Shares Outstanding                                           72,759,641                     54,603,610                 145,473,009
     Class A Shares                                          15,604,881                      5,963,678                  25,552,552
     Class B Shares                                             938,778                      1,902,425                   2,619,788
     Class C Shares                                                 N/A                         91,611                      91,611
     Class I Shares                                          56,215,982                     46,645,896                 117,209,058
Net Asset Value Per Share
     Class A Shares                                              $16.95                         $13.50                      $13.50
     Class B Shares                                              $10.24                         $13.40                      $13.40
     Class C Shares                                                 N/A                         $13.47                      $13.47
     Class I Shares                                              $16.96                         $13.51                      $13.51

                                            Pegasus Equity                     One Group                          Pro Forma
                                              Index Fund                   Equity Index Fund                       Combined
                                              ----------                   -----------------                       --------
Total Net Assets                             $981,290,293                    $1,244,778,050                    $2,226,068,343
     Class A Shares                          $281,046,761                      $218,517,419                      $499,564,180
     Class B Shares                            $2,821,942                      $351,624,116                      $354,446,058
     Class C Shares                                   N/A                        $3,214,236                        $3,214,236
     Class I Shares                          $697,421,590                      $671,422,279                    $1,368,843,869
Shares Outstanding                             39,629,988                        45,844,648                        81,978,556
     Class A Shares                            11,332,956                         8,048,525                        18,400,155
     Class B Shares                               188,271                        12,959,252                        13,063,268
     Class C Shares                                   N/A                           118,427                           118,427
     Class I Shares                            28,108,761                        24,718,444                        50,396,706
Net Asset Value Per Share
     Class A Shares                                $24.80                            $27.15                            $27.15
     Class B Shares                                $14.99                            $27.13                            $27.13
     Class C Shares                                   N/A                            $27.14                            $27.14
     Class I Shares                                $24.81                            $27.16                            $27.16


                                         Pegasus Intermediate            One Group Intermediate                   Pro Forma
                                              Bond Fund                          Bond Fund                        Combined
                                              ---------                          ---------                        --------
Total Net Assets                             $593,679,600                      $746,159,292                    $1,339,838,892
     Class A Shares                           $86,340,805                       $44,566,620                      $130,907,425
     Class B Shares                              $728,387                       $19,924,343                       $20,652,730
     Class C Shares                                   N/A                          $868,686                          $868,686
     Class I Shares                          $506,610,408                      $680,799,643                    $1,187,410,051
Shares Outstanding                             56,515,680                        73,742,862                       127,533,898
     Class A Shares                             8,222,132                         4,392,082                        12,466,572
     Class B Shares                                69,980                         1,969,711                         1,983,942
     Class C Shares                                   N/A                            85,636                            83,447
     Class I Shares                            48,223,568                        67,295,433                       112,999,937
Net Asset Value Per Share
     Class A Shares                                $10.50                            $10.15                            $10.50
     Class B Shares                                $10.41                            $10.12                            $10.41
     Class C Shares                                   N/A                            $10.14                            $10.41
     Class I Shares                                $10.51                            $10.12                            $10.51

                                            Pegasus Short                   One Group                            Pro Forma
                                              Bond Fund              Limited Volatility Fund                     Combined
                                              ---------              -----------------------                     --------
Total Net Assets                             $259,058,041                    $613,102,190                      $872,151,629
     Class A Shares                           $14,082,561                     $15,582,402                       $29,664,963
     Class B Shares                              $273,648                      $4,851,117                        $5,124,765
     Class I Shares                          $244,701,832                    $592,668,671                      $837,361,901
Shares Outstanding                             25,534,348                      58,347,823                        82,996,852
     Class A Shares                             1,387,147                       1,484,029                         2,825,225
     Class B Shares                                27,205                         458,824                           484,713
     Class I Shares                            24,119,996                      56,404,970                        79,686,914
Net Asset Value Per Share
     Class A Shares                                $10.15                          $10.50                            $10.50
     Class B Shares                                $10.06                          $10.57                            $10.57
     Class I Shares                                $10.15                          $10.51                            $10.51


                                        Pegasus Multi-Sector                  One Group                          Pro Forma
                                              Bond Fund                    Income Bond Fund                      Combined
                                              ---------                    ----------------                      --------
Total Net Assets                             $131,260,895                    $928,511,932                    $1,059,757,735
     Class A Shares                           $12,159,376                     $14,737,824                       $26,897,200
     Class B Shares                              $603,757                     $15,511,055                       $16,114,812
     Class I Shares                          $118,497,762                    $898,263,053                    $1,016,745,723
Shares Outstanding                             16,221,028                      97,587,753                       130,984,875
     Class A Shares                             1,503,596                       1,549,876                         3,325,329
     Class B Shares                                74,393                       1,617,401                         1,984,621
     Class I Shares                            14,643,039                      94,420,476                       125,674,925
Net Asset Value Per Share
     Class A Shares                                 $8.09                           $9.51                             $8.09
     Class B Shares                                 $8.12                           $9.59                             $8.12
     Class I Shares                                 $8.09                           $9.51                             $8.09

                                           Pegasus High Yield             One Group High Yield                 Pro Forma
                                               Bond Fund                      Bond Fund*                       Combined
                                               ---------                      ----------                       --------
Total Net Assets                              $68,442,132                          N/A                        $68,442,132
     Class A Shares                            $1,574,353                          N/A                         $1,574,353
     Class B Shares                              $234,824                          N/A                           $234,824
     Class I Shares                           $66,632,955                          N/A                        $66,632,955
Shares Outstanding                              6,642,830                          N/A                          6,642,830
     Class A Shares                               153,979                          N/A                            153,979
     Class B Shares                                22,931                          N/A                             22,931
     Class I Shares                             6,465,920                          N/A                          6,465,920
Net Asset Value Per Share
     Class A Shares                                $10.22                          N/A                             $10.22
     Class B Shares                                $10.24                          N/A                             $10.24
     Class I Shares                                $10.31                          N/A                             $10.31


                                          Pegasus Intermediate          One Group Intermediate                 Pro Forma
                                          Municipal Bond Fund            Tax-Free Bond Fund                    Combined
                                          -------------------            ------------------                    --------
Total Net Assets                             $454,779,406                    $513,859,726                    $968,622,640
     Class A Shares                           $20,176,884                     $14,515,087                     $34,691,971
     Class B Shares                              $800,830                      $5,658,736                      $6,459,566
     Class I Shares                          $433,801,692                    $493,685,903                    $927,471,103
Shares Outstanding                             36,966,397                      46,100,591                      86,888,062
     Class A Shares                             1,640,534                       1,303,116                       3,114,326
     Class B Shares                                65,162                         507,110                         578,869
     Class I Shares                           $35,260,701                      44,290,365                      83,194,867
Net Asset Value Per Share
     Class A Shares                                $12.30                          $11.14                          $11.14
     Class B Shares                                $12.29                          $11.16                          $11.16
     Class I Shares                                $12.30                          $11.15                          $11.15

-----------------------
* The One Group High Yield Bond Fund commenced investment operations on November 12, 1998.

FEDERAL INCOME TAX CONSEQUENCES. With respect to each Pegasus Portfolio that is not a money market fund, consummation of the Reorganization is subject to the condition that Pegasus and One Group receive an opinion from Ropes & Gray, in form reasonably satisfactory to both Pegasus and One Group and dated as of the Exchange Date, to the effect that for federal income tax purposes: (i) no gain or loss will be recognized by the Pegasus Portfolio upon transfer of the assets to the corresponding One Group Fund in exchange for Shares and the assumption by such One Group Fund of the liabilities of the Pegasus Portfolio; (ii) no gain or loss will be recognized by the shareholders of the Pegasus Portfolio upon the exchange of their shares for Shares; (iii) the basis of the Shares a Pegasus shareholder receives in connection with the transaction will be the same as the basis of his or her Pegasus Portfolio shares exchanged therefor; (iv) a Pegasus shareholder's holding period for his or her Shares will be determined by including the period for which he or she held the Pegasus Portfolio shares exchanged therefor, provided that he or she held such Pegasus Portfolio shares as capital assets; (v) no gain or loss will be recognized by the corresponding One Group Fund upon the receipt of the assets of the corresponding Pegasus Portfolio in exchange for Shares and the assumption by the One Group Fund of the liabilities of the corresponding Pegasus Portfolio; (vi) the basis in the hands of the corresponding One Group Fund of the assets of the corresponding Pegasus Portfolio transferred to the One Group Fund in the transaction will be the same as the basis of the assets in the hands of the corresponding Pegasus Portfolio immediately prior to the transfer; and (vii) the holding periods of the assets of the Pegasus Portfolio in the hands of the corresponding One Group Fund will include the periods for which such assets were held by the Pegasus Portfolio. Receipt of such an opinion with respect to any Pegasus Portfolio that is a money market fund is not a condition to the Reorganization. In any event, however, no material amount of taxable gain or loss will be recognized by any money market fund or money market fund shareholders by reason of the Reorganization.

         Pegasus and One Group have not sought a tax ruling from the Internal Revenue Service ("IRS"), but are acting in reliance upon the opinion of counsel discussed in the previous paragraph. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences to them, including state and local income taxes.

         Shareholders should note that each One Group Fund may, to the extent permitted by law and consistent with the opinion to be issued by Ropes & Gray discussed above, dispose of some of the securities acquired by it in connection with the transaction. Disposition of securities may have tax consequences to shareholders. In addition, immediately prior to the transaction, each Pegasus Portfolio will declare and distribute a dividend which will have the effect of distributing to Pegasus shareholders all of the Pegasus Portfolio's investment company taxable income and net realized capital gains. To the extent that a Pegasus Portfolio's investments are restructured prior to the Reorganization, the Pegasus Portfolio may realize a greater amount of net capital gains which would then need to be distributed to Pegasus shareholders. These distributions may have tax consequences to Pegasus shareholders. The ability of either entity to dispose of assets in connection with the Reorganization is limited by federal tax requirements. For additional information, see "Information Relating to the Proposed Reorganization -- Federal Income Tax Consequences."

BOARD COMPOSITION

         Listed below are the current members of the Board of Trustees of One Group. Following the Reorganization, three members of the current Board of Trustees of Pegasus will be invited to join the One Group Board of Trustees. One Group will hold a shareholders meeting to elect these new Trustees. Pegasus will pay a retirement benefit of $60,000 to each of its Trustees who does not become a One Group Trustee, in recognition of the Trustee's services to Pegasus. These amounts, together with certain other expenses of the Reorganization, will be reimbursed by BOIA or an affiliate.

                                    POSITION(S) HELD   PRINCIPAL OCCUPATION
NAME AND ADDRESS           AGE      WITH THE TRUST     DURING THE PAST 5 YEARS
----------------           ---      --------------     ---------------------------

Peter C. Marshall          56       Trustee            From November, 1993 to present,
DCI Marketing, Inc.                                    President, DCI Marketing, Inc.;
2727 W. Good Hope Road                                 from August, 1992 to November,
Milwaukee, WI  53209                                   1993, Vice President-Finance and
                                                       Treasurer DCI Marketing, Inc.

Charles I. Post            70       Trustee            From July, 1986 to present,
7615 4th Avenue West                                   consultant
Bradenton, FL  34209

Frederick W. Ruebeck       58       Trustee            From June, 1988 to present,
Eli Lilly & Company                                    Director of Investments, Eli Lilly
Lilly Corporate Center                                 and Company
307 East McCarty
Indianapolis, IN  46285

Robert A. Oden, Jr.        51       Trustee            From 1995 to present, President
Office of the President                                Kenyon College; from 1989 to
Ransom Hall                                            1995, Headmaster, The Hotchkiss
Kenyon College                                         School
Gambier, OH  43022

John F. Finn               51       Trustee            From 1975 to present, President of Gardner,
President                                              Inc.
Gardner, Inc.
1150 Chesapeake Avenue
Columbus, Ohio  43212



                       COMPARISON OF PEGASUS AND ONE GROUP

INVESTMENT OBJECTIVES AND POLICIES. The investment objectives, policies and restrictions of the Pegasus Portfolios are, in general, similar to those of their corresponding One Group Funds. There are, however, certain differences. For example, the percentage of assets allocated to the various Underlying Funds varies for the three Pegasus Managed Assets Funds and the three One Group Investor Funds; and the Intermediate Municipal Bond Fund and the International Equity Fund of Pegasus are "non-diversified" funds, but the corresponding One Group Funds are diversified. Diversification reduces the risk that a fund's investments will be affected by a single issuer.

         The Bond Funds have certain differences. The Pegasus Multi Sector Bond Fund may invest in investment grade debt securities only, but the corresponding One Group Income Bond Fund may invest up to 30% of its assets in securities rated below investment grade (also known as junk bonds). Investments in securities rated below investment grade are high risk investments subject to greater risk of loss, valuation difficulties, interest rate sensitivity, low liquidity and changes in credit quality. The One Group Limited Volatility Bond Fund must invest 80% of its total assets in debt securities with short to intermediate maturities, while the Pegasus Short Bond Fund has no such limitation. The average weighted maturities of the investments of the Pegasus Short Bond, Intermediate Bond, Multi Sector Bond, Bond and High Yield Bond Funds differ from those of their corresponding One Group Limited Volatility, Intermediate Bond, Income Bond and High Yield Bond Funds. Generally, these Pegasus Funds have shorter average weighted maturities. This is significant because a longer average weighted maturity will cause greater fluctuations in the value of a fund.

         The Equity Funds have differences as well. The Pegasus Small-Cap Opportunity Fund primarily invests in companies with market capitalization of $100 million to $1 billion while The One Group Small Cap Value Fund invests in companies with a market capitalization of $100 million to $2 billion. The Pegasus Mid-Cap Opportunity Fund invests primarily in equity securities of companies with a market capitalization of $500 million to $3 billion. The One Group Diversified Mid-Cap Fund invests primarily in equity securities of companies with a market capitalization of $500 million to $5 billion.

         For additional information, see "Overview of Pegasus and One Group" and "Principal Risk Factors" under "Summary" above and Appendix III - Comparison of Investment Objectives and Certain Significant Policies attached to this Combined Prospectus and Proxy Statement. Further information on the investment objectives, policies and restrictions of the One Group Funds and the Pegasus Portfolios is also included in their respective Prospectuses and Statements of Additional Information, which have been incorporated herein by reference.

EXPENSE RATIOS. The following table shows (1) the current total expense ratios of the Pegasus Portfolios, before and after fee waivers and/or expense reimbursements, based on information contained in the Pegasus Prospectuses dated April 30, 1998, (2) the current total expense ratios of the corresponding Existing One Group Funds, before and after fee waivers and/or expense reimbursements, based on information contained in the One Group Prospectuses dated November 1, 1998, and (3) the pro forma annualized total expense ratios of the combined funds, based upon the fee arrangements, before and after fee waivers and/or expense reimbursements, that will be in place upon consummation of the Reorganization. BOIA has agreed to limit the total operating expense ratios of the Existing One Group Funds following the Reorganization as set forth under the column "Pro Forma Total Operating Expenses" in the following Table until at least August 1999. With respect to the New One Group Funds, BOIA has agreed to waive a portion of its investment advisory fee until at least March 2000 so that the rate of total operating expenses actually paid will at least equal the rate currently paid for total operating expense by the corresponding Continuing Pegasus Portfolios. Detailed pro forma expense information for each proposed reorganization is included in Appendix II - Comparative Fee Tables to this Combined Prospectus/Proxy Statement.

                                                                                                                       Pro Forma
                            Total Operating                           Total Operating                                Total Operating
                                Expenses           Corresponding         Expenses               Combined                Expenses
       Pegasus Fund           Before/After      One Group Fund Share    Before/After         Fund Share Class         Before/After
        Share Class             Waivers                Class              Waivers          Post-Reorganization           Waivers
        -----------             -------                -----              -------          -------------------           -------
Pegasus Money Market Fund                      One Group Prime Money                      One Group Prime Money
                                               Market Fund                                Market Fund
   Class A Shares             0.77%/0.75%        Class A Shares          0.77%/0.77%        Class A Shares             0.82%/0.77%
   Class B Shares             1.52%/1.50%        Class B Shares          1.52%/1.52%        Class B Shares             1.57%/1.52%
   Class I Shares             0.52%/0.50%        Class I Shares          0.52%/0.52%        Class I Shares             0.57%/0.52%

Pegasus Treasury Money                         One Group U.S. Treasury                    One Group U.S. Treasury
Market Fund                                    Securities Money Market                    Securities Money Market
                                               Fund                                       Fund
   Class A Shares             0.73%/0.73%        Class A Shares          0.77%/0.77%        Class A Shares             0.78%/0.75%
   Class B Shares                 N/A            Class B Shares          1.52%/1.52%        Class B Shares             1.53%/1.50%
   Class I Shares             0.48%/0.48%        Class I Shares          0.52%/0.52%        Class I Shares             0.53%/0.50%

Pegasus Municipal Money                        One Group Municipal                        One Group Municipal
Market Fund                                    Money Market Fund                          Money Market Fund
   Class A Shares             0.73%/0.73%        Class A Shares          0.80%/0.72%        Class A Shares             0.82%/0.70%
   Class B Shares                 N/A            Class B Shares              N/A            Class B Shares                 N/A
   Class I Shares             0.48%/0.48%        Class I Shares          0.55%/0.47%        Class I Shares             0.57%/0.45%

Pegasus Michigan Municipal                     One Group Michigan                         One Group Michigan
Money Market Fund                              Municipal Money Market                     Municipal Money Market
                                               Fund                                       Fund
   Class A Shares             0.76%/0.75%        Class A Shares          0.84%/0.74%        Class A Shares             0.84%/0.74%
   Class B Shares                 N/A            Class B Shares              N/A            Class B Shares                 N/A
   Class I Shares             0.51%/0.50%        Class I Shares          0.59%/0.49%        Class I Shares             0.59%/0.49%

Pegasus Cash                                   One Group Cash                             One Group Cash
Management Fund                                Management Money Market                    Management Money Market
                                               Fund                                       Fund
   Class I Shares             0.39%/0.35%        Class I Shares          0.39%/0.34%        Class I Shares            0.39%/0.34%
   Class S Shares             0.64%/0.60%        Class A Shares          0.64%/0.59%        Class A Shares            0.64%/0.59%

Pegasus Treasury Cash                          One Group Treasury Cash                    One Group Treasury Cash
Management Fund                                Management Money Market                    Management Money Market
   Class I Shares             0.38%/0.35%      Fund                                       Fund
   Class S Shares             0.63%/0.60%        Class I Shares          0.38%/0.34%        Class I Shares            0.38%/0.34%
                                                 Class A Shares          0.63%/0.59%        Class A Shares            0.63%/0.59%

Pegasus Treasury Prime                         One Group Treasury                         One Group Treasury
Cash Management                                Prime Cash Management                      Prime Cash Management
Fund                                           Money Market Fund                          Money Market Fund
   Class I Shares             0.40%/0.35%        Class I Shares          0.40%/0.34%        Class I Shares            0.40%/0.34%
   Class S Shares             0.65%/0.60%        Class A Shares          0.65%/0.59%        Class A Shares            0.65%/0.59%

Pegasus U.S. Government                        One Group U.S.                             One Group U.S.
Securities Cash Management                     Government Securities                      Government Securities
Fund                                           Cash Management Money                      Cash Management Money
                                               Market Fund                                Market Fund
   Class I Shares             0.37%/0.35%        Class I Shares          0.38%/0.35%        Class I Shares            0.38%/0.35%
   Class S Shares             0.62%/0.60%        Class A Shares          0.63%/0.60%        Class A Shares            0.63%/0.60%


                                                                                                                       Pro Forma
                            Total Operating                           Total Operating                                Total Operating
                                Expenses           Corresponding         Expenses               Combined                Expenses
       Pegasus Fund           Before/After      One Group Fund Share    Before/After         Fund Share Class         Before/After
        Share Class             Waivers                Class              Waivers          Post-Reorganization           Waivers
        -----------             -------                -----              -------          -------------------           -------
Pegasus Municipal Cash                         One Group Municipal                        One Group Municipal
Management Fund                                Cash Management Money                      Cash Management Money
                                               Market Fund                                Market Fund
   Class I Shares             0.38%/0.35%        Class I Shares          0.38%/0.34%        Class I Shares             0.38%/0.34%
   Class S Shares             0.63%/0.60%        Class A Shares          0.63%/0.59%        Class A Shares             0.63%/0.59%

Pegasus Managed Assets                         One Group Investor                         One Group Investor
Conservative Fund                              Balanced Fund                              Balanced Fund
   Class A Shares             1.38%/1.25%        Class A Shares          1.43%/1.23%        Class A Shares             1.43%/1.23%
   Class B Shares             2.13%/2.00%        Class B Shares          2.08%/1.98%        Class B Shares             2.08%/1.98%
   Class I Shares             1.13%/1.00%        Class I Shares          1.08%/0.98%        Class I Shares             1.08%/0.98%

Pegasus Managed Assets                         One Group Investor                         One Group Investor
Balanced Fund                                  Growth & Income Fund                       Growth & Income Fund
   Class A Shares             1.38%/1.25%        Class A Shares          1.46%/1.28%        Class A Shares             1.46%/1.28%
   Class B Shares             2.13%/2.00%        Class B Shares          2.11%/2.03%        Class B Shares             2.11%/2.03%
   Class I Shares             1.13%/1.00%        Class I Shares          1.11%/1.03%        Class I Shares             1.11%/1.03%

Pegasus Managed Assets                         One Group Investor                         One Group Investor
Growth Fund                                    Growth Fund                                Growth Fund
   Class A Shares             1.67%/1.25%        Class A Shares          1.47%/1.30%        Class A Shares             1.47%/1.30%
   Class B Shares             2.42%/2.00%        Class B Shares          2.12%/2.05%        Class B Shares             2.12%/2.05%
   Class I Shares             1.42%/1.00%        Class I Shares          1.12%/1.05%        Class I Shares             1.12%/1.05%

                                               One Group Income Equity                    One Group Equity Income
Pegasus Equity Income Fund                     Fund                                       Fund
   Class A Shares             0.95%/0.95%        Class A Shares          1.35%/1.25%        Class A Shares             1.31%/1.21%
   Class B Shares             1.70%/1.70%        Class B Shares          2.00%/2.00%        Class B Shares             1.96%/1.96%
   Class I Shares             0.70%/0.70%        Class I Shares          1.00%/1.00%        Class I Shares             0.96%/0.96%

                                               One Group Large Company                    One Group Large Cap
Pegasus Growth Fund                            Growth Fund                                Growth Fund
   Class A Shares             1.07%/1.07%        Class A Shares          1.35%/1.25%        Class A Shares             1.29%/1.19%
   Class B Shares             1.82%/1.82%        Class B Shares          2.00%/2.00%        Class B Shares             1.94%/1.94%
   Class I Shares             0.82%/0.82%        Class I Shares          1.00%/1.00%        Class I Shares             0.94%/0.94%

Pegasus Mid-Cap                                One Group Diversified                      One Group Diversified
Opportunity Fund                               MidCap Fund                                MidCap Fund
   Class A Shares             1.14%/1.14%        Class A Shares          1.36%/1.11%        Class A Shares             1.36%/1.11%
   Class B Shares             1.89%/1.89%        Class B Shares          2.01%/1.86%        Class B Shares             2.01%/1.86%
   Class I Shares             0.89%/0.89%        Class I Shares          1.01%/0.86%        Class I Shares             1.01%/0.86%

Pegasus Small-Cap                              One Group Small Cap                        One Group Small Cap
Opportunity Fund                               Value Fund                                 Value Fund
   Class A Shares             1.19%/1.19%        Class A Shares          1.31%/1.16%        Class A Shares             1.31%/1.16%
   Class B Shares             1.94%/1.94%        Class B Shares          1.96%/1.91%        Class B Shares             1.96%/1.91%
   Class I Shares             0.94%/0.94%        Class I Shares          0.96%/0.91%        Class I Shares             0.96%/0.91%

                                                                                                                       Pro Forma
                            Total Operating                           Total Operating                                Total Operating
                                Expenses           Corresponding         Expenses               Combined                Expenses
       Pegasus Fund           Before/After      One Group Fund Share    Before/After         Fund Share Class         Before/After
        Share Class             Waivers                Class              Waivers          Post-Reorganization           Waivers
        -----------             -------                -----              -------          -------------------           -------
Pegasus Intrinsic Value                        One Group Disciplined                      One Group Mid Cap Value
Fund                                           Value Fund                                 Fund
   Class A Shares             1.09%/1.09%        Class A Shares          1.35%/1.25%        Class A Shares             1.31%/1.21%
   Class B Shares             1.84%/1.84%        Class B Shares          2.00%/2.00%        Class B Shares             1.96%/1.96%
   Class I Shares             0.84%/0.84%        Class I Shares          1.00%/1.00%        Class I Shares             0.96%/0.96%

Pegasus Growth and Value                       One Group Value Growth                     One Group Value Growth
Fund                                           Fund                                       Fund
   Class A Shares             1.11%/1.11%        Class A Shares          1.35%/1.25%        Class A Shares             1.32%/1.22%
   Class B Shares             1.86%/1.86%        Class B Shares          2.00%/2.00%        Class B Shares             1.97%/1.97%
   Class I Shares             0.86%/0.86%        Class I Shares          1.00%/1.00%        Class I Shares             0.97%/0.97%

                                               One Group Equity Index                     One Group Equity Index
Pegasus Equity Index Fund                      Fund                                       Fund
   Class A Shares             0.65%/0.65%        Class A Shares          0.90%/0.75%        Class A Shares             0.93%/0.61%
   Class B Shares             1.40%/1.40%        Class B Shares          1.55%/1.50%        Class B Shares             1.58%/1.36%
   Class I Shares             0.40%/0.40%        Class I Shares          0.55%/0.50%        Class I Shares             0.58%/0.36%

Pegasus Market Expansion                       One Group Market                           One Group Market
Index Fund*                                    Expansion Index Fund                       Expansion Index Fund
   Class A Shares             1.17%/0.82%        Class A Shares          1.22%/0.82%        Class A Shares             1.22%/0.82%
   Class B Shares             1.92%/1.57%        Class B Shares          1.87%/1.57%        Class B Shares             1.87%/1.57%
   Class I Shares             0.92%/0.57%        Class I Shares          0.87%/0.57%        Class I Shares             0.87%/0.57%

Pegasus International                          One Group International                    One Group Diversified
Equity Fund                                    Opportunities Fund                         International Fund
   Class A Shares             1.44%/1.32%        Class A Shares          1.38%/1.27%        Class A Shares             1.38%/1.27%
   Class B Shares             2.19%/2.07%        Class B Shares          2.03%/2.02%        Class B Shares             2.03%/2.02%
   Class I Shares             1.19%/1.07%        Class I Shares          1.03%/1.02%        Class I Shares             1.03%/1.02%

Pegasus Intermediate Bond                      One Group Intermediate                     One Group Intermediate
Fund                                           Bond Fund                                  Bond Fund
   Class A Shares             0.90%/0.90%        Class A Shares          1.17%/0.87%        Class A Shares             1.17%/0.83%
   Class B Shares             1.65%/1.65%        Class B Shares          1.82%/1.52%        Class B Shares             1.82%/1.48%
   Class I Shares             0.65%/0.65%        Class I Shares          0.82%/0.62%        Class I Shares             0.82%/0.58%

Pegasus Bond Fund                              One Group Bond Fund                        One Group Bond Fund
   Class A Shares             0.88%/0.88%        Class A Shares          1.16%/0.85%        Class A Shares             1.16%/0.85%
   Class B Shares             1.63%/1.63%        Class B Shares          1.81%/1.50%        Class B Shares             1.81%/1.50%
   Class I Shares             0.63%/0.63%        Class I Shares          0.81%/0.60%        Class I Shares             0.81%/0.60%

Pegasus Short Bond                             One Group Limited                          One Group Short-Term
Fund                                           Volatility Fund                            Bond Fund
   Class A Shares             0.84%/0.84%        Class A Shares          1.17%/0.87%        Class A Shares             1.16%/0.78%
   Class B Shares             1.59%/1.59%        Class B Shares          1.82%/1.37%        Class B Shares             1.81%/1.28%
   Class I Shares             0.59%/0.59%        Class I Shares          0.82%/0.62%        Class I Shares             0.81%/0.53%

                                                                                                                       Pro Forma
                            Total Operating                           Total Operating                                Total Operating
                                Expenses           Corresponding         Expenses               Combined                Expenses
       Pegasus Fund           Before/After      One Group Fund Share    Before/After         Fund Share Class         Before/After
        Share Class             Waivers                Class              Waivers          Post-Reorganization           Waivers
        -----------             -------                -----              -------          -------------------           -------
Pegasus Multi Sector Bond                      One Group Income Bond                      One Group Income Bond
Fund                                           Fund                                       Fund
   Class A Shares             0.90%/0.90%        Class A Shares          1.17%/0.87%        Class A Shares             1.16%/0.87%
   Class B Shares             1.65%/1.65%        Class B Shares          1.82%/1.52%        Class B Shares             1.81%/1.52%
   Class I Shares             0.65%/0.65%        Class I Shares          0.82%/0.62%        Class I Shares             0.81%/0.62%

Pegasus High Yield Bond                        One Group High Yield                       One Group High Yield
Fund                                           Bond Fund                                  Bond Fund
   Class A Shares             1.24%/1.14%        Class A Shares          1.45%/1.20%        Class A Shares             1.37%/1.12%
   Class B Shares             1.99%/1.89%        Class B Shares          2.10%/1.85%        Class B Shares             2.02%/1.77%
   Class I Shares             0.99%/0.89%        Class I Shares          1.10%/0.95%        Class I Shares             1.02%/0.87%

                                               One Group Tax-Free Bond                    One Group Tax-Free Bond
Pegasus Municipal Bond Fund                    Fund                                       Fund
   Class A Shares             0.88%/0.88%        Class A Shares          1.03%/0.87%        Class A Shares             1.03%/0.87%
   Class B Shares             1.63%/1.63%        Class B Shares          1.68%/1.52%        Class B Shares             1.68%/1.52%
   Class I Shares             0.63%/0.63%        Class I Shares          0.68%/0.62%        Class I Shares             0.68%/0.62%

Pegasus Short Municipal                        One Group Short-Term                       One Group Short-Term
Bond Fund                                      Municipal Bond Fund                        Municipal Bond Fund
   Class A Shares             0.94%/0.87%        Class A Shares          1.24%/0.87%        Class A Shares             1.24%/0.87%
   Class B Shares             1.69%/1.62%        Class B Shares          1.89%/1.52%        Class B Shares             1.89%/1.52%
   Class I Shares             0.69%/0.62%        Class I Shares          0.89%/0.62%        Class I Shares             0.89%/0.62%

Pegasus Intermediate                           One Group Intermediate                     One Group Intermediate
Municipal Bond Fund                            Tax-Free Bond Fund                         Tax-Free Bond Fund
   Class A Shares             0.85%/0.85%        Class A Shares          1.19%/0.91%        Class A Shares             1.14%/0.83%
   Class B Shares             1.60%/1.60%        Class B Shares          1.84%/1.56%        Class B Shares             1.79%/1.48%
   Class I Shares             0.60%/0.60%        Class I Shares          0.84%/0.66%        Class I Shares             0.79%/0.58%

Pegasus Michigan Municipal                     One Group Michigan                         One Group Michigan
Bond Fund                                      Municipal Bond Fund                        Municipal Bond Fund
   Class A Shares             0.91%/0.91%        Class A Shares          1.06%/0.90%        Class A Shares             1.06%/0.90%
   Class B Shares             1.66%/1.66%        Class B Shares          1.71%/1.55%        Class B Shares             1.71%/1.55%
   Class I Shares             0.66%/0.66%        Class I Shares          0.71%/0.65%        Class I Shares             0.71%/0.65%

-----------------------

* The Pegasus Market Expansion Index commenced investment operations on August 1, 1998.

         SHARE CLASSES. The non-money market funds of Pegasus currently offer three share classes: Class A, Class B, and Class I. The Pegasus Money Market Fund offers Class A, Class B and Class I shares, but B shares are only offered through an exchange from a non-money market fund. The Treasury Money Market, Municipal Money Market and Michigan Municipal Money Market Funds offer Class A and Class I shares. The Pegasus Cash Management Funds offer Class I and Class S Shares. Class A shares and Class B shares may be purchased through a number of institutions including FCNIMCO, First National Bank of Chicago ("FNBC"), American National Bank and Trust Company ("ANB") and their affiliates, including First NBD Investment Services, Inc., a registered broker-dealer, BISYS which serves the Trust as its Distributor and certain banks, securities dealers and other industry professionals such as investment advisers, accountants and estate planning firms. Class I and Class S shares of the Cash Management Funds are sold to institutional investors, including banks (such as FNBC, NBD Bank ("NBD"), and ANB or their affiliates), acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity, public agencies and municipalities, employee benefit plans or other programs, registered investment advisers and other financial institutions. For more information, see the section entitled "Description of Classes" in the Pegasus Prospectuses incorporated by reference into this Combined Prospectus/Proxy Statement.

         The One Group Funds currently offer five classes of shares: Class A, Class B, Class C, Class I and Service Class Shares. Class A, Class B and Class C shares are offered to the general public. The Institutional Money Market Funds offer Class I shares only. The One Group Prime and U.S. Treasury Securities Money Market Funds offer Class A, Class B, Class C, Class I and Service Class shares. The One Group Ohio Municipal and Michigan Municipal Money Market Funds offer Class A, Class C, Class I and Service Class shares. Class I shares are offered to institutional investors, including affiliates of BOC and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities. Service Class shares are offered to entities purchasing such shares on behalf of investors requiring additional administrative or accounting services such as sweep processing. For more information, see the section entitled "How To Do Business With The One Group" in the One Group Prospectuses incorporated by reference into the Combined Prospectus/Proxy Statement.

INVESTMENT ADVISER - PEGASUS PORTFOLIOS. FCNIMCO, an indirect subsidiary of BOC, serves as investment adviser for the Pegasus Portfolios. Federated serves as sub-adviser to the High Yield Bond Fund subject to the oversight and supervision of FCNIMCO. Pursuant to the Pegasus investment advisory agreement and FCNIMCO's sub-advisory agreement with Federated, FCNIMCO and, Federated in the case of the High Yield Bond Fund, provide the day-to-day management of each Pegasus Portfolio's investments, subject to the overall authority of the Board and in conformity with applicable state law and the stated policies of the Portfolio. FCNIMCO, and Federated in the case of the High Yield Bond Fund, are responsible for making investment decisions for each Pegasus Portfolio, placing purchase and sale orders and providing research, statistical analysis and continuous supervision of each Portfolio's investments.

         FCNIMCO located at Three First National Plaza, Chicago Illinois 60670, is a registered investment adviser.

         Federated, located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222, is a registered investment adviser and a subsidiary of Federated Investors.

         FCNIMCO is entitled to and has received advisory fees from the Pegasus Portfolios, computed daily and paid monthly, at the following annual rates, expressed as a percentage of the Portfolios' average daily net assets:


                                                                                             EFFECTIVE ADVISORY FEE
                                                                                             RATE FOR FISCAL
                                                                                             YEAR OR PERIOD
                                                                                             ENDED DECEMBER 31,
PEGASUS PORTFOLIOS                              CURRENT CONTRACTUAL ADVISORY FEE RATE        1997 (AFTER WAIVERS)
------------------                              -------------------------------------        --------------------
Money Market Fund                               .30% of the first $1 billion, .275% of               .28%
                                                the next $1 billion and .25% of average
                                                daily net assets in excess of $2 billion

Treasury Money Market Fund                      .30% of the first $1 billion, .275% of               .29%
                                                the next $1 billion and .25% of average
                                                daily net assets in excess of $2 billion

Municipal Money Market Fund                     .30% of the first $1 billion, .275% of               .30%
                                                the next $1 billion and .25% of average
                                                daily net assets in excess of $2 billion

Michigan Municipal Money Market Fund            .30% of the first $1 billion, .275% of               .27%
                                                the next $1 billion and .25% of average
                                                daily net assets in excess of $2 billion

Cash Management Fund                                              .20%                               .17%

Treasury Cash Management Fund                                     .20%                               .17%

Treasury Prime Cash Management Fund                               .20%                               .16%

U. S. Government Securities Cash
Management Fund                                                   .20%                               .17%

Municipal Cash Management Fund                                    .20%                               .17%

Managed Assets Conservative Fund                                  .65%                               .52%

Managed Assets Balanced Fund                                      .65%                               .52%

Managed Assets Growth Fund                                        .65%                               .35%

Equity Income Fund                                                .50%                               .50%

Growth Fund                                                       .60%                               .60%

Mid-Cap Opportunity Fund                                          .60%                               .60%

                                                                                             EFFECTIVE ADVISORY FEE
                                                                                             RATE FOR FISCAL
                                                                                             YEAR OR PERIOD
                                                                                             ENDED DECEMBER 31,
PEGASUS PORTFOLIOS                              CURRENT CONTRACTUAL ADVISORY FEE RATE        1997 (AFTER WAIVERS)
------------------                              -------------------------------------        --------------------
Small-Cap Opportunity Fund                                        .70%                               .70%

Intrinsic Value Fund                                              .60%                               .60%

Growth and Value Fund                                             .60%                               .59%

Equity Index Fund                                                 .10%                               .08%

Market Expansion Index Fund                                       .25%                               N/A

International Equity Fund                                         .80%                               .80%

Intermediate Bond Fund                                            .40%                               .40%

Bond Fund                                                         .40%                               .40%

Short Bond Fund                                                   .35%                               .33%

Multi Sector Bond Fund                                            .40%                               .40%

High Yield Bond Fund                                              .70%                               .61%

Municipal Bond Fund                                               .40%                               .40%

Short Municipal Bond Fund                                         .40%                               N/A

Intermediate Municipal Bond Fund                                  .40%                               .40%

Michigan Municipal Bond Fund                                      .40%                               .34%

--------------------------

         For the services provided by Federated to the High Yield Bond Fund, FCNIMCO pays, out of the fees it receives from Pegasus, a monthly fee at the following annual rate (as a percentage of the Fund's average daily net assets):
 .50% on the first $30 million of average daily net assets; .40% on the next $20 million; .30% on the next $25 million; .25% on the next $25 million; and .20% of the Fund's average daily net assets in excess of $100 million. For the fiscal year ended December 31, 1997, Federated was paid an effective advisory fee rate of .61%.

INVESTMENT ADVISER - ONE GROUP FUNDS. BOIA, an indirect subsidiary of BOC, serves as investment adviser to the One Group Funds. Under its investment advisory agreement with One Group, BOIA makes the day- to-day investment decisions for the One Group Funds and continuously reviews, supervises and administers their investment programs subject to the supervision of, and policies established by, the Board of Trustees of One Group. Independence International Associates, Inc. ("Independence International") serves as sub-adviser to the International Equity Index Fund and Banc One High Yield Partners LLC ("Banc One Partners") serves as sub-adviser to the High Yield Bond Fund subject to the oversight and supervision of BOIA. Pursuant to BOIA's sub-advisory agreements with Independence International and Banc One Partners, BOIA and Independence International, in the case of the International Equity Index Fund, and Banc One Partners, in the case of the High Yield Bond Fund, provide the day-to-day management of each One Group Fund's investments, subject to the overall authority of BOIA and the Board and in conformity with applicable state law and the stated policies of the Fund.

         Independence International, located at 75 State Street, Boston, Massachusetts, 02109, is a registered investment adviser and an indirect subsidiary of John Hancock Mutual Life Insurance Company. Banc One Partners, located at 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211, is a registered investment adviser. BancOne Partners is controlled by BOIA and Pacholder Associates, Inc., an investment advisory firm which specializes in high yield, high risk, fixed income securities.

         BOIA, located at 1111 Polaris Parkway, Columbus, Ohio 43271, is a registered investment adviser and an indirect subsidiary of BOC. BOIA is entitled to and has received advisory fees from the One Group Funds, computed daily and paid monthly, at the following annual rates, expressed as a percentage of the Funds' average daily net assets:

                                                                                       EFFECTIVE ADVISORY
                                                                                       FEE RATE FOR FISCAL
                                                                                      YEAR OR PERIOD ENDED
                                               CURRENT CONTRACTUAL ADVISORY               JUNE 30, 1998
ONE GROUP FUNDS                                         FEE RATE                         (AFTER WAIVERS)
---------------                                         --------                         ---------------
Prime Money Market Fund                                   .35%                                 .30%

U.S. Treasury Securities Money
Market Fund                                               .35%                                 .28%

Municipal Money Market Fund                               .35%                                 .25%

Michigan Municipal Money Market Fund(1)                   .35%                                 N/A

Cash Management Money Market Fund(1)                      .20%                                 N/A

Treasury Cash Management Money Market
Fund(1)                                                   .20%                                 N/A

Treasury Prime Cash Management
Money Market Fund(1)                                      .20%                                 N/A

U.S. Government Cash Management Money
Market Fund(1)                                            .20%                                 N/A

Municipal Cash Management Money
Market Fund(1)                                            .20%                                 N/A


Investor Balanced Fund                                    .05%                                 .04%

Investor Growth & Income Fund                             .05%                                 .04%

Investor Growth Fund                                      .05%                                 .03%

                                                                                       EFFECTIVE ADVISORY
                                                                                       FEE RATE FOR FISCAL
                                                                                      YEAR OR PERIOD ENDED
                                               CURRENT CONTRACTUAL ADVISORY               JUNE 30, 1998
ONE GROUP FUNDS                                         FEE RATE                         (AFTER WAIVERS)
---------------                                         --------                         ---------------
Income Equity Fund                         .74% of the first $1.5 billion,                     .74%(2)
(to be renamed Equity Income Fund upon     .70% of the next $500 million, and
Reorganization)                            .65% of average daily net assets
                                           in excess of $2 billion

Large Company Growth Fund                  .74% of the first $1.5 billion,                     .74%(2)
(to be renamed Large Cap Growth Fund       .70% of the next $500 million, and
upon Reorganization)                       .65% of average daily net assets
                                           in excess of $2 billion

Diversified Mid-Cap Fund(1)                .74% of the first $1.5 billion,                         N/A
                                           .70% of the next $500 million, and
                                           .65% of average daily net assets
                                           in excess of $2 billion

Small-Cap Value Fund(1)                    .74% of the first $1.5 billion,                         N/A
                                           .70% of the next $500 million, and
                                           .65% of average daily net assets
                                           in excess of $2 billion

Disciplined Value Fund                     .74% of the first $1.5 billion,                     .74%(2)
(to be renamed Mid-Cap Value Fund upon     .70% of the next $500 million, and
Reorganization)                            .65% of average daily net assets
                                           in excess of $2 billion

Value Growth Fund                          .74% of the first $1.5 billion,                     .74%(2)
                                           .70% of the next $500 million, and
                                           .65% of average daily net assets
                                           in excess of $2 billion

Equity Index Fund                                         .30%                                 .10%

Market Expansion Index Fund(1)                            .35%                                 N/A

Diversified International Fund(1)                         .80%                                 N/A

Intermediate Bond Fund                                    .60%                                 .34%

Bond Fund(1)                                              .60%                                 N/A

Limited Volatility Bond Fund                              .60%                                 .31%

--------------------------

(1) The New One Group Funds have recently been organized for the purpose of continuing the investment operations of the Continuing Pegasus Portfolios. With respect to the New One Group Funds, BOIA has agreed to waive a portion of its investment advisory fee until at least March, 2000 so that the rate of total operating expenses actually paid will equal the rate currently paid for total operating expenses by the corresponding Continuing Pegasus Portfolios.

(2) The effective advisory fee rate was based on a contractual rate of .74% then in effect.

(3)  The One Group High Yield Bond Fund commenced operations on November 13,
     1998

                                                                                       EFFECTIVE ADVISORY
                                                                                       FEE RATE FOR FISCAL
                                                                                      YEAR OR PERIOD ENDED
                                               CURRENT CONTRACTUAL ADVISORY               JUNE 30, 1998
ONE GROUP FUNDS                                         FEE RATE                         (AFTER WAIVERS)
---------------                                         --------                         ---------------
(to be renamed Short-Term Bond Fund upon
Reorganization)

Income Bond Fund                                          .60%                                 .40%

High Yield Bond Fund(3)                                   .75%                                 N/A

Tax-Free Bond Fund(1)                                     .45%                                 N/A

Short-Term Municipal Bond Fund(1)                         .60%                                 N/A

Intermediate Tax-Free Bond Fund                           .60%                                 .39%

Michigan Municipal Bond Fund(1)                           .45%                                 N/A


         Independence International is entitled to a fee from BOIA at the following annual rates as a percentage of average daily net assets: up to $10 million -- .275%, over $10,000,000 up to $25,000,000 -- .225%, over $25,000,000 up to $50,000,000 -- .195%, over $50,000,000 up to $100,000,000 -- .125%, over
$100,000,000 -- .060%. Independence International was paid at an effective sub-advisory fee rate of .55% for the fiscal year or period ended June 30, 1998.

         For its services, Banc One Partners is entitled to a fee, from BOIA equal to .70% of the High Yield Bond Fund's average daily net assets. Banc One Partners received no payment for the period ended June 30, 1998, since the High Yield Bond Fund had not commenced operations during that period.

                                            CERTAIN OTHER SERVICE PROVIDERS
                                     FOR THE PEGASUS PORTFOLIOS AND ONE GROUP FUNDS

---------------------------------------- -------------------------------------- --------------------------------------
                                                  PEGASUS PORTFOLIOS                       ONE GROUP FUNDS
---------------------------------------- -------------------------------------- --------------------------------------
Administrators                           FCNIMCO and BISYS Fund Services        One Group Services Company ("OGSC")
                                         Limited Partnership d/b/a BISYS Fund   (Administrator)
                                         Services ("BISYS")                     Banc One Investment Advisors
                                         ("Co-Administrators")                  ("BOIA") ("Sub-Administrator")

---------------------------------------- -------------------------------------- --------------------------------------
Transfer Agents                          First Data Investor Services Group,    State Street Bank and Trust Company
                                         Inc. ("FDISG")                         ("State Street")

---------------------------------------- -------------------------------------- --------------------------------------
Custodian                                NBD Bank ("NBD") ("Custodian")         State Street ("Custodian")
                                         State Street ("Sub-Custodian")         Bank One Trust Company, N.A.
                                                                                ("BOTC") ("Sub-Custodian")

---------------------------------------- -------------------------------------- --------------------------------------
Distributor                              BISYS                                  OGSC

---------------------------------------- -------------------------------------- --------------------------------------

         FCNIMCO and BISYS (located at 3435 Stelzer Road, Columbus, Ohio 43219-3035) jointly serve as the Co-Administrators for the Pegasus Portfolios pursuant to an Administration Agreement with the Trust. Under the Administration Agreement, FCNIMCO and BISYS generally assist in all aspects of the Trust's operations, other than providing investment advice, subject to the overall authority of the Pegasus Board in accordance with Massachusetts law. Under the terms of the Administration Agreement Pegasus pays FCNIMCO, as agent for the Co-Administrators, a monthly administration fee at the annual rate of .15% of each Pegasus Portfolio's average daily net assets. For the fiscal year ended December 31, 1997, Pegasus paid administration fees at the effective annual rate of .15% of each Pegasus Portfolio's average daily net assets.

         The Managed Assets Conservative, Managed Assets Balanced and Managed Assets Growth Funds (collectively, the "Asset Allocation Funds") invest in shares of certain of the other Pegasus Portfolios (the "Underlying Funds"). FCNIMCO and the Co-Administrators reimburse the Asset Allocation Funds the full amount of advisory fees and administration fees incurred by each of the Underlying Funds with respect to shares held by the Asset Allocation Funds. FCNIMCO and BISYS can discontinue or modify any such reimbursements at their discretion. Investors in the Asset Allocation Funds do indirectly bear that portion of the expenses of the Underlying Funds related to other expenses such as custody, transfer agency and professional fees.

         OGSC, a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Administrator for the One Group Funds and BOIA acts as Sub-Administrator. OGSC is responsible for responding to shareholder inquiries and requests for information, as well as providing regulatory reporting and compliance. For these services, OGSC receives a fee based on the total assets of One Group. With respect to each of the One Group Funds (other than the institutional money market funds and the Investor Funds), for the first $1.5 billion in One Group assets, OGSC receives an annual fee of .20% of each Fund's average daily net assets; the annual rate declines to .18% on assets between $1.5 and $2 billion, and to .16% on assets in excess of $2 billion. With respect to the institutional money market funds, OGSC receives an annual fee of .05% of each institutional money market fund's average daily net assets. OGSC receives from One Group Investor Funds an annual fee of .10% of each Investor Fund's average daily net assets on $500,000,000 in Fund assets. The fee declines to .075% on net assets between $500,000,000 and $1 billion, and to .05% on assets over $1 billion. The fees are calculated daily and paid monthly. Some Funds are not included in these calculations. As Sub-Administrator, BOIA provides office space, equipment and facilities, as well as legal and regulatory support.

         OGSC is located at 3435 Stelzer Road, Columbus, Ohio 43219.

         FDISG, located at P.O. Box 5142, Westborough , Massachusetts 01581-5120, serves as transfer agent to the Pegasus Portfolios.

         State Street, located at P.O. Box 8500, Boston Massachusetts 02266-8500, serves as transfer agent and custodian to the One Group Funds. BOTC serves as sub-custodian in connection with the Funds' securities lending activities under an agreement with State Street. BOTC is located at 774 Park Meadow Road, Westerville, OH 43271.

         NBD Bank ("NBD") serves as Pegasus' custodian. As of September 8, 1998, NBD has entered into a Sub-Custodian Agreement with State Street Bank and Trust Company ("State Street"). As sub-custodian State Street agreed to hold, deliver and register securities, maintain bank accounts, collect income, pay fund monies, appoint agents and deposit fund assets in U.S. Securities Systems, among other things. NBD, located at 900 Tower Drive, Troy, Michigan 48098, is an indirect wholly-owned subsidiary of BOC.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICING ARRANGEMENTS - PEGASUS PORTFOLIOS. BISYS is the principal underwriter and distributor for Pegasus. Pegasus has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Pegasus 12b-1 Plan") with respect to Class B Shares of the Pegasus Portfolios that offer such shares and a Shareholders Services Plan with respect to Class A and Class B shares. Under the Pegasus 12b-1 Plan, the Class B Shares have agreed to pay BISYS for advertising, marketing and distributing shares of each Portfolio at an aggregate annual rate of 0.75% of the average daily net asset value of such Portfolio's outstanding Class B Shares. BISYS may pay institutions, including FCNIMCO, and its subsidiaries and affiliates (collectively, "Service Agents"), for distribution services to Class B shareholders. BISYS determines the amounts, if any, to be paid to Service Agents under the Pegasus 12b-1 Plan and the basis on which such payments are made. The fees payable under the Pegasus 12b-1 Plan are payable without regard to actual expenses incurred. The Cash Management Funds have a Distribution and Services Plan with respect to Class S shares adopted by the Board of Trustees under which BISYS is paid a fee of up to .25% of the average daily net asset value of Class S.

         In addition to the 12b-1 Plan, Pegasus has adopted a Shareholder Services Plan for the Class A and Class B Shares (each a "Shareholder Services Plan") for each Pegasus Portfolio other than the Cash Management Funds. Under each Shareholder Services Plan, each Pegasus Portfolio pays BISYS for the provision of certain administrative support services to the shareholders of these shares a fee at the annual rate of .25% of the value of the average daily net assets of such Class A or Class B Shares. The services provided may include personal services related to shareholder accounts, such as answering shareholder inquiries regarding the applicable Portfolio and providing reports and other information, and services related to the maintenance of shareholder accounts. Under each Shareholder Services Plan, BISYS may make payments to Service Agents in respect of those services.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICING ARRANGEMENTS - ONE GROUP. OGSC, a wholly-owned subsidiary of The BISYS Group, Inc., is the principal underwriter and distributor for The One Group.

         One Group has adopted a 12b-1 Plan under the 1940 Act (the "Plan") with respect to its funds under which fees are paid by One Group to OGSC as compensation for its services and expenses. OGSC in turn pays all or part of such fees to shareholder servicing agents that sell shares of One Group. Plan fees vary by share class. Class A shares for all funds except the Prime, Municipal and U.S. Treasury Securities Money Market Funds are subject to a Plan fee of .35% of the average daily net assets of the Fund, which is currently being waived to .25%. Class A shares of the Prime, Municipal and U.S. Treasury Securities Money Market Funds pay a Plan fee of .25% of average daily net assets of the Fund. Class B and Class C shares pay a Plan fee (including shareholder service fee) of 1.00% of average daily net assets of the Fund, which is currently being waived to .90% for the Intermediate Bond and Income Bond and to
 .75% for the Limited Volatility Bond Fund. Service Class shares of the Prime, Municipal, Michigan Municipal and U.S. Treasury Securities Money Market Funds are subject to a Plan fee of .75% of the average daily net assets of the Fund, which is currently being waived to .55%. There are no Plan fees for Class I shares. As with the Pegasus 12b-1 and Shareholder Servicing Plans, OGSC may use up to .25% of the Plan fees for shareholder servicing and up to .75% for distribution.

         See the Existing One Group Fund Prospectuses accompanying this Combined Prospectus/Proxy Statement, which are incorporated herein by reference, and the Pegasus Prospectuses for additional information on the service providers.

SHAREHOLDER TRANSACTIONS AND SERVICES. The Pegasus Portfolios and their corresponding One Group Funds offer generally similar shareholder services and transactions. There are, however, some differences. For example, the minimum initial investment amount for Class I shares of the Pegasus Portfolios is generally $1,000,000, while the minimum initial investment amount for Class I shares of the One Group is generally $1,000. For a more detailed comparison of shareholder transactions and services see Appendix IV - Shareholder Transactions and Services.

         After the Reorganization, One Group will continue to honor any standing instructions regarding the corresponding Pegasus Portfolio share classes under arrangements such as automatic withdrawal plans, systematic investment plans or dividend reinvestment plans. In such cases, standing instructions will be subject to the same or similar terms (e.g., minimum investments, account balances and minimum transaction amounts) currently in effect, except that there may be exceptions with respect to the timing of transactions which may need to be altered to comport with One Group's procedures. Shareholders will be notified of any such exceptions. After the Reorganization, any instructions given with respect to any new account will be subject to the terms of the applicable One Group Fund share class. For a complete description and comparison of the terms applicable to standing instructions and other account features regarding the Pegasus Portfolios and One Group Funds, see Appendix IV to this Combined Prospectus/Proxy Statement.

                     INFORMATION RELATING TO VOTING MATTERS


GENERAL INFORMATION. This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by Pegasus' Board of Trustees in connection with the Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of Pegasus may also solicit proxies by telephone, telegraph, facsimile or personal interview. Shareholder Communications Corporation has been retained to assist in the solicitation of proxies primarily by contacting shareholders by telephone and telegram. Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity. In all cases where a telephonic proxy is solicited, the shareholder will be asked to provide his or her address, social security number (in the case of an individual) or taxpayer identification number (in the case of an entity) and the number of shares owned and to confirm that the shareholder has received the Combined Prospectus/Proxy Statement and proxy card in the mail. Within 72 hours of receiving a shareholder's telephonic or electronically transmitted voting instructions, a confirmation will be sent to the shareholder to ensure that the vote has been taken in accordance with the shareholder's instructions and to provide a telephone number to call immediately if the shareholder's instructions are not correctly reflected in the confirmation. Shareholders requiring further information with respect to telephonic or electronically transmitted voting instructions or the proxy generally should contact ADP toll-free at 1-800-___-____. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to Pegasus a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person.

         Only shareholders of record at the close of business on December __, 1998 will be entitled to vote at the Meeting. On that date, the following Pegasus Shares were outstanding and entitled to be voted:

                  NAME OF PEGASUS FUND AND CLASS                                        SHARES ENTITLED TO VOTE
                  ------------------------------                                        -----------------------
                  Pegasus Money Market Fund.............................................. ________________
                           Class A ...................................................... ________________
                           Class B ...................................................... ________________
                           Class I ...................................................... ________________

                  Pegasus Treasury Money Market Fund .................................... ________________
                           Class A ...................................................... ________________
                           Class I ...................................................... ________________

                  Pegasus Municipal Money Market Fund ................................... ________________
                           Class A ...................................................... ________________
                           Class I....................................................... ________________

                  Pegasus Michigan Municipal Money Market Fund .......................... ________________
                           Class A ...................................................... ________________

                  NAME OF PEGASUS FUND AND CLASS                                        SHARES ENTITLED TO VOTE
                  ------------------------------                                        -----------------------
                           Class I ...................................................... ________________

                  Pegasus Cash Management Fund .......................................... ________________
                           Class I Shares ............................................... ________________
                           Class S Shares ............................................... ________________

                  Pegasus Treasury Cash Management Fund ................................. ________________
                           Class I Shares ............................................... ________________
                           Class S Shares ............................................... ________________

                  Pegasus Treasury Prime Cash Management Fund ........................... ________________
                           Class I Shares ............................................... ________________
                           Class S Shares ............................................... ________________

                  Pegasus U.S. Government Securities Cash Management Fund
                           Class I Shares ............................................... ________________
                           Class S Shares ............................................... ________________

                  Pegasus Municipal Cash Management Fund ................................ ________________
                           Class I Shares ............................................... ________________
                           Class S Shares ............................................... ________________

                  Pegasus Managed Assets Conservative Growth Fund
                           Class A ...................................................... ________________
                           Class B ...................................................... ________________
                           Class I ...................................................... ________________

                  Pegasus Managed Assets Balanced Fund
                           Class A ...................................................... ________________
                           Class B ...................................................... ________________
                           Class I ...................................................... ________________

                  Pegasus Managed Assets Growth Fund
                           Class A ...................................................... ________________
                           Class B ...................................................... ________________
                           Class I ...................................................... ________________

                  Pegasus Equity Income Fund
                           Class A ...................................................... ________________
                           Class B ...................................................... ________________
                           Class I ...................................................... ________________

                  NAME OF PEGASUS FUND AND CLASS                                        SHARES ENTITLED TO VOTE
                  ------------------------------                                        -----------------------
                  Pegasus Growth Fund
                           Class A ...................................................... ________________
                           Class B ...................................................... ________________
                           Class I ...................................................... ________________

                  Pegasus Mid-Cap Opportunity Fund
                           Class A ...................................................... ________________
                           Class B ...................................................... ________________
                           Class I ...................................................... ________________

                  Pegasus Small-Cap Opportunity Fund
                           Class A ...................................................... ________________
                           Class B ...................................................... ________________
                           Class I ...................................................... ________________

                  Pegasus Intrinsic Value Fund
                           Class A ...................................................... ________________
                           Class B ...................................................... ________________
                           Class I ...................................................... ________________

                  Pegasus Growth and Value Fund
                           Class A ...................................................... ________________
                           Class B ...................................................... ________________
                           Class I ...................................................... ________________

                  Pegasus Equity Index Fund
                           Class A ...................................................... ________________
                           Class B ...................................................... ________________
                           Class I ...................................................... ________________

                  Pegasus Market Expansion Index Fund
                           Class A ...................................................... ________________
                           Class B ...................................................... ________________
                           Class I ...................................................... ________________

                  Pegasus International Equity Fund
                           Class A ...................................................... ________________
                           Class B ...................................................... ________________
                           Class I ...................................................... ________________

                  Pegasus Intermediate Bond Fund
                           Class A ...................................................... ________________
                           Class B ...................................................... ________________

                  NAME OF PEGASUS FUND AND CLASS                                        SHARES ENTITLED TO VOTE
                  ------------------------------                                        -----------------------
                           Class I ...................................................... ________________

                  Pegasus Bond Fund
                           Class A ...................................................... ________________
                           Class B ...................................................... ________________
                           Class I ...................................................... ________________



                  Pegasus Short Bond Fund
                           Class A ...................................................... ________________
                           Class B ...................................................... ________________
                           Class I ...................................................... ________________

                  Pegasus Multi Sector Bond Fund
                           Class A ...................................................... ________________
                           Class B ...................................................... ________________
                           Class I ...................................................... ________________

                  Pegasus High Yield Bond Fund
                           Class A ...................................................... ________________
                           Class B ...................................................... ________________
                           Class I ...................................................... ________________

                  Pegasus Municipal Bond Fund
                           Class A ...................................................... ________________
                           Class B ...................................................... ________________
                           Class I ...................................................... ________________

                  Pegasus Short Municipal Bond Fund
                           Class A ...................................................... ________________
                           Class B ...................................................... ________________
                           Class I ...................................................... ________________

                  Pegasus Intermediate Municipal Bond Fund
                           Class A ...................................................... ________________
                           Class B ...................................................... ________________
                           Class I ...................................................... ________________

                  Pegasus Michigan Municipal Bond Fund
                           Class A ...................................................... ________________
                           Class B ...................................................... ________________
                           Class I ...................................................... ________________

         Each share or fraction thereof is entitled to one vote or fraction thereof, and all shares will vote separately by class.

         Pegasus and One Group have been advised by FCNIMCO that the shares of each Pegasus Portfolio over which BOC or its affiliates have voting power will, wherever possible, be voted in accordance with instructions received from beneficial owners or fiduciaries of such accounts who are not related to BOC or its affiliates. As to employee benefit plans, BOC may vote such shares in accordance with the recommendation of an independent fiduciary. Where BOC is required to vote Pegasus shares, it will vote them in the same proportions as the shares of all other voting shareholders of each respective class of each Pegasus Portfolio were actually voted.

         If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting or any adjournment thereof. For information on adjournment of the meeting, see "Quorum" below.

SHAREHOLDER AND BOARD APPROVALS. The Reorganization Agreement (and the transactions contemplated thereby) is being submitted for approval at the Meeting by the holders of a majority of the outstanding shares of each share class of each of the Pegasus Money Market, Treasury Money Market, Municipal Money Market, Michigan Municipal Money Market, Cash Management, Treasury Cash Management, Treasury Prime Cash Management, U.S. Government Securities Cash Management, Municipal Cash Management, Managed Assets Conservative, Managed Assets Balanced, Managed Assets Growth, Equity Income, Growth, Mid-Cap Opportunity, Small-Cap Opportunity, Intrinsic Value, Growth and Value, Equity Index, Market Expansion Index, International Equity, Intermediate Bond, Bond, Short Bond, Multi Sector Bond, High Yield Bond, Municipal Bond, Short Municipal Bond, Intermediate Municipal Bond and Michigan Municipal Bond Funds in accordance with the provisions of Pegasus' Declaration of Trust and the requirements of the 1940 Act. The term "majority of the outstanding shares" of a share class of each Pegasus Portfolio as used herein means the lesser of (a) 67% of the shares of a particular share class of the Pegasus Portfolio present at the meeting if the holders of more than 50% of the outstanding shares of such a share class are present in person or by proxy, or (b) more than 50% of the outstanding shares of such share class.

         The approval of the Reorganization by the shareholders of One Group is not being solicited because their approval or consent is not legally required.

         As of December __, 1998, FCNIMCO and its affiliates beneficially owned ___% of the outstanding shares of the Pegasus Money Market, Treasury Money Market, Municipal Money Market, Michigan Municipal Money Market, Cash Management, Treasury Cash Management, Treasury Prime Cash Management, U.S. Government Securities Cash Management, Municipal Cash Management, Managed Assets Conservative, Managed Assets Balanced, Managed Assets Growth, Equity Income, Growth, Mid-Cap Opportunity, Small-Cap Opportunity, Intrinsic Value, Growth and Value, Equity Index, Market Expansion Index, International Equity, Intermediate Bond, Short Bond, Bond, Multi Sector Bond, High Yield Bond, Municipal Bond, Short Municipal Bond, Intermediate Municipal Bond and Michigan Municipal Bond Funds on behalf of their customer accounts.

         As of December __, 1998, the name, address and percentage of ownership of the persons who owned of record 5% or more of any class of the Reorganizing Pegasus Portfolios, and the percentage of the respective share classes of the corresponding One Group Funds that would be owned by those persons upon the consummation of the Reorganization based upon their holdings on December __, 1998, are as follows:

                                                                                                            PRO FORMA
                                                                                     PERCENTAGE OF        PERCENTAGE OF
                                                                PERCENTAGE OF         REORGANIZING         CLASS OF ONE
   REORGANIZING                              CLASS OF SHARES   CLASS OWNED ON      PEGASUS FUND OWNED    GROUP FUND OWNED
   PEGASUS FUND          NAME AND ADDRESS         OWNED          RECORD DATE         ON RECORD DATE      ON CONSUMMATION
   ------------          ----------------         -----          -----------         --------------      ---------------
Money Market Fund

Treasury Money Market
Fund

Municipal Money Market
Fund

Managed Assets
Conservative Fund

Managed Assets Balanced
Fund

Managed Assets Growth
Fund

Equity Income Fund

Growth Fund

Intrinsic Value Fund

Growth and Value Fund

Equity Index Fund

Intermediate Bond Fund

                                                                                                            PRO FORMA
                                                                                     PERCENTAGE OF        PERCENTAGE OF
                                                                PERCENTAGE OF         REORGANIZING         CLASS OF ONE
   REORGANIZING                              CLASS OF SHARES   CLASS OWNED ON      PEGASUS FUND OWNED    GROUP FUND OWNED
   PEGASUS FUND          NAME AND ADDRESS         OWNED          RECORD DATE         ON RECORD DATE      ON CONSUMMATION
   ------------          ----------------         -----          -----------         --------------      ---------------
Multi Sector Bond Fund

Short Bond Fund

High Yield Bond Fund

Intermediate Municipal
Bond Fund



         As of December ___, 1998, the name, address and percentage of ownership of each person who owns of record 5% or more of any class of shares of the Continuing Pegasus Funds is listed below. Prior to the Continuing Pegasus Funds Transaction the New One Group Funds will have only nominal assets. Accordingly, the persons who own of record 5% or more of any class of shares of the Continuing Pegasus Funds will not materially change upon consummation of the Continuing Pegasus Funds Transaction.


                                                                                                            PRO FORMA
                                                                                     PERCENTAGE OF        PERCENTAGE OF
                                                                PERCENTAGE OF          CONTINUING          CLASS OF ONE
    CONTINUING                               CLASS OF SHARES   CLASS OWNED ON      PEGASUS FUND OWNED    GROUP FUND OWNED
   PEGASUS FUND          NAME AND ADDRESS         OWNED          RECORD DATE         ON RECORD DATE      ON CONSUMMATION
   ------------          ----------------         -----          -----------         --------------      ---------------
Michigan Municipal Money
Market Fund

Cash Management Fund

Treasury Cash Management
Fund

Treasury Prime Cash
Management Fund

                                                                                                            PRO FORMA
                                                                                     PERCENTAGE OF        PERCENTAGE OF
                                                                PERCENTAGE OF          CONTINUING          CLASS OF ONE
    CONTINUING                               CLASS OF SHARES   CLASS OWNED ON      PEGASUS FUND OWNED    GROUP FUND OWNED
   PEGASUS FUND          NAME AND ADDRESS         OWNED          RECORD DATE         ON RECORD DATE      ON CONSUMMATION
   ------------          ----------------         -----          -----------         --------------      ---------------
U.S. Government
Securities Cash
Management Fund

Municipal Cash
Management Fund

Mid-Cap Opportunities
Fund

Small-Cap Opportunities
Fund

Market Expansion Index
Fund

International Equity
Fund

Bond Fund

Municipal Bond Fund

Short Municipal Bond
Fund

Michigan Municipal Bond
Fund



         As of December __, 1998, the trustees/directors and officers of Pegasus, as a group, owned less than 1% of the outstanding shares of each of the Pegasus Funds.

         On December __, 1998, Trussal & Co., 9000 Haggerty Road, Belleville, Michigan 48111, held of record the outstanding Class I Shares, as listed below, of each investment portfolio of the Pegasus Funds as nominee of NBD Bank's Trust Division and affiliated banks which acted as agent or custodian on behalf of their customers. NBD Bank possessed or shared voting or investment power and may be deemed for certain purposes to be the beneficial owner with respect to those Class I Shares listed below at December __, 1998.


=============================== =========================================== ========================================
PEGASUS FUND                    TRUSSAL & CO.                               NBD BANK
------------------------------- ------------------------------------------- ----------------------------------------
Money Market Fund
------------------------------- ------------------------------------------- ----------------------------------------
Treasury Money Market Fund
------------------------------- ------------------------------------------- ----------------------------------------
Municipal Money Market Fund
------------------------------- ------------------------------------------- ----------------------------------------
Michigan Municipal Money
Market Fund
------------------------------- ------------------------------------------- ----------------------------------------
Cash Management Fund
------------------------------- ------------------------------------------- ----------------------------------------
Treasury Cash Management Fund
------------------------------- ------------------------------------------- ----------------------------------------
Treasury Prime Cash
Management Fund
------------------------------- ------------------------------------------- ----------------------------------------
U.S. Government Securities
Cash Management Fund
------------------------------- ------------------------------------------- ----------------------------------------
Municipal Cash Management Fund
------------------------------- ------------------------------------------- ----------------------------------------
Managed Assets Conservative
Fund
------------------------------- ------------------------------------------- ----------------------------------------
Managed Assets Balanced Fund
------------------------------- ------------------------------------------- ----------------------------------------
Managed Assets Growth Fund
------------------------------- ------------------------------------------- ----------------------------------------
Equity Income Fund
------------------------------- ------------------------------------------- ----------------------------------------
Growth Fund
------------------------------- ------------------------------------------- ----------------------------------------
Mid-Cap Opportunity Fund
------------------------------- ------------------------------------------- ----------------------------------------
Small-Cap Opportunity Fund
------------------------------- ------------------------------------------- ----------------------------------------
Intrinsic Value Fund
------------------------------- ------------------------------------------- ----------------------------------------

------------------------------- ------------------------------------------- ----------------------------------------
Growth and Value Fund
------------------------------- ------------------------------------------- ----------------------------------------
Equity Index Fund
------------------------------- ------------------------------------------- ----------------------------------------
Market Expansion Index Fund
------------------------------- ------------------------------------------- ----------------------------------------
International Equity Fund
------------------------------- ------------------------------------------- ----------------------------------------
Intermediate Bond Fund
------------------------------- ------------------------------------------- ----------------------------------------
Bond Fund
------------------------------- ------------------------------------------- ----------------------------------------
Short Bond Fund
------------------------------- ------------------------------------------- ----------------------------------------
Multi Sector Bond Fund
------------------------------- ------------------------------------------- ----------------------------------------
High Yield Bond Fund
------------------------------- ------------------------------------------- ----------------------------------------
Municipal Bond Fund
------------------------------- ------------------------------------------- ----------------------------------------
Short Municipal Bond Fund
------------------------------- ------------------------------------------- ----------------------------------------
Intermediate Municipal Bond
Fund
------------------------------- ------------------------------------------- ----------------------------------------
Michigan Municipal Bond Fund
=============================== =========================================== ========================================


         As of December __, 1998, the Automated Cash Management System ("ACMS"), 9000 Haggerty Road, Belleville, Michigan 48111, held of record the following Class I Shares on behalf of its participants (no participant owned beneficially 5% or more of such Shares):


======================================== ========================== ======================= ============================
Pegasus Fund                             Number of Shares Held      Percent of Class        Percent of Fund Shares
                                                                    Owned on Record Date    Owned on Record Date
---------------------------------------- -------------------------- ----------------------- ----------------------------
Money Market Fund
---------------------------------------- -------------------------- ----------------------- ----------------------------
Treasury Money Market Fund
---------------------------------------- -------------------------- ----------------------- ----------------------------
Municipal Money Market Fund
---------------------------------------- -------------------------- ----------------------- ----------------------------
Michigan Municipal Money Market Fund
---------------------------------------- -------------------------- ----------------------- ----------------------------
Cash Management Fund
---------------------------------------- -------------------------- ----------------------- ----------------------------
Treasury Cash Management Fund
---------------------------------------- -------------------------- ----------------------- ----------------------------
Treasury Prime Cash Management Fund
---------------------------------------- -------------------------- ----------------------- ----------------------------
U.S. Government Securities Cash
---------------------------------------- -------------------------- ----------------------- ----------------------------

---------------------------------------- -------------------------- ----------------------- ----------------------------
Management Fund
---------------------------------------- -------------------------- ----------------------- ----------------------------
Municipal Cash Management Fund
======================================== ========================== ======================= ============================

         As of December __, 1998, the name, address and percentage of ownership of the persons who owned of record 5% or more of the outstanding shares of the respective share classes of the Existing One Group Funds are as follows:


                                                                                           PERCENTAGE OF THE
                                                                          PERCENTAGE OF    EXISTING ONE GROUP     PERCENTAGE OF
   THE EXISTING ONE                                   CLASS OF SHARES    CLASS OWNED ON      FUND OWNED ON        CLASS OWNED ON
      GROUP FUND             NAME AND ADDRESS              OWNED           RECORD DATE        RECORD DATE          CONSUMMATION
      ----------             ----------------              -----           -----------        -----------          ------------
Prime Money Market
Fund

U.S. Treasury
Securities Money
Market Fund

Municipal Money
Market Fund

Investor Balanced Fund

Investor Growth &
Income Fund

Investor Growth Fund

Income Equity Fund

Large Company Growth
Fund

Disciplined Value Fund

Value Growth Fund

                                                                                           PERCENTAGE OF THE
                                                                          PERCENTAGE OF    EXISTING ONE GROUP     PERCENTAGE OF
   THE EXISTING ONE                                   CLASS OF SHARES    CLASS OWNED ON      FUND OWNED ON        CLASS OWNED ON
      GROUP FUND             NAME AND ADDRESS              OWNED           RECORD DATE        RECORD DATE          CONSUMMATION
      ----------             ----------------              -----           -----------        -----------          ------------
Equity Index Fund

Intermediate Bond Fund

Limited Volatility
Bond Fund

Income Bond Fund

High Yield Bond Fund

Intermediate Tax-Free
Bond Fund



         As of _____, 1998, the trustees and officers of One Group Funds, as a group, owned less then 1% of the outstanding shares of the respective share classes of each of the One Group's investment portfolios.

APPRAISAL RIGHTS. Shareholders are not entitled to any rights of share appraisal under Pegasus' Declaration of Trust or By-laws, or under the laws of the Commonwealth of Massachusetts, in connection with the Reorganization. Shareholders have, however, the right to redeem from Pegasus their Pegasus Portfolio shares at net asset value until the effective time of the Reorganization, and thereafter shareholders may redeem from One Group the shares of the One Group Fund acquired by them in the Reorganization at net asset value.

QUORUM. In the event that a quorum is not present at the Meeting, or in the event that a quorum is present at the Meeting but sufficient votes to approve the Reorganization Agreement and the transactions contemplated thereby are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of the proxies. Any such adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the Reorganization Agreement, in favor of such adjournments, and will vote those proxies required to be voted AGAINST such Proposal against any adjournment. A shareholder vote may be taken with respect to one or more of the share classes on the Proposal prior to any such adjournment as to which sufficient votes have been received for approval. A quorum is constituted with respect to each of the share classes of each of the Pegasus Portfolios by the presence in person or by proxy of the holders of more than 50% of the outstanding shares thereof entitled to vote at the Meeting. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions, but not broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power), will be treated as shares that are present at the Meeting but which have not been voted. Abstentions and broker "non-votes" will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Proposal.

ANNUAL MEETINGS. Neither One Group nor Pegasus presently intends to hold annual meetings of shareholders for the election of trustees and other business unless otherwise required by the 1940 Act. Under certain circumstances, however, holders of at least 10% of the outstanding shares of Pegasus or 20% of the outstanding shares of One Group have the right to call a meeting of shareholders.

             ADDITIONAL INFORMATION ABOUT THE ONE GROUP AND PEGASUS.

         Information about the Existing One Group Funds is included in the Prospectuses accompanying this Combined Prospectus/Proxy Statement, which are incorporated by reference herein. Additional information about these Funds is included in their Statement of Additional Information dated November 1, 1998, which have been filed with the SEC under the Securities Act of 1933 and Investment Company Act of 1940. The file numbers of The One Group Prospectuses and Statements of Additional Information are Registration Numbers 002-95973/811-04236. A copy of the Statement of Additional Information may be obtained without charge by writing The One Group Services Company at 3435 Stelzer Road, Columbus, Ohio 43219 or by calling 1-800-480-4111. Information about Pegasus is incorporated herein by reference from its Prospectuses dated April 30, 1998 and Statements of Additional Information, dated April 30, 1998, copies of which may be obtained without charge by writing or calling Pegasus at the address and telephone number shown on the cover page of this Combined Prospectus/Proxy Statement. The SEC file numbers for the Pegasus Fund's Prospectuses and related Statements of Additional Information are Registration Numbers 33-13990/811-5148.

         The One Group and Pegasus are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, as applicable, and, in accordance with such requirements, files proxy materials, reports and other information with the SEC. Reports and other information filed by One Group and Pegasus can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048; 500 West Madison Street, Suite 1400, Chicago, Illinois 60661; 90 Devonshire Street, Suite 700, Boston, MA 02109; and 601 Walnut Street, Suite 1005E, Philadelphia, PA 19106. Copies of such material may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. The SEC maintains a website (www.SEC.gov) which also contains Prospectuses and Statements of Additional Information and other information regarding The One Group and Pegasus.

                                   LITIGATION

         Neither Pegasus nor One Group is involved in any litigation that would have any material adverse effect upon either the Pegasus or One Group Funds.

                              FINANCIAL STATEMENTS

         The financial highlights and financial statements for Pegasus for the fiscal year or period ended December 31, 1997 are contained in Pegasus' Annual Reports to Shareholders and in Pegasus' Prospectuses and Statements of Additional Information dated April 30, 1998, each of which is incorporated by reference into this Combined Prospectus/Proxy Statement. Unaudited financial highlights and financial statements for the Pegasus Portfolios for the six-month fiscal period ended June 30, 1998 are contained in Pegasus' Semi-Annual Reports to Shareholders, which are incorporated by reference into this Combined Prospectus/Proxy Statement. The financial highlights and the financial statements for the Existing One Group Funds for the fiscal year ended June 30, 1998 are contained in One Group's Annual Reports to Shareholders and in One Group's Prospectuses and Statement of Additional Information dated November 1, 1998, each of which is incorporated by reference into this Combined Prospectus/Proxy Statement.

         The audited financial highlights and financial statements of Pegasus for the fiscal year or period ended December 31, 1997, contained in Pegasus' Annual Reports and incorporated by reference in this Combined Proxy/Prospectus, have been incorporated herein in reliance on the report of Arthur Andersen LLP, independent auditors, given upon the authority of such firm as experts in accounting and auditing.

         The audited financial highlights and financial statements of the Existing One Group Funds for the fiscal year ended June 30, 1998, contained in One Group's Annual Reports and incorporated by reference in this Combined Proxy/Prospectus, have been audited by PricewaterhouseCoopers LLP, independent public accountants, as indicated in their reports with respect thereto and are incorporated herein in reliance upon the authority of said firm as experts in accounting and auditing.

         Unaudited pro forma combined financial statements of the Pegasus and One Group Funds for the twelve-month period ending June 30, 1998 are included in the Statement of Additional Information. Because the Reorganization Agreement provides that the One Group Funds, other than the Income Bond and Intermediate Bond Funds, will be the surviving funds following the Reorganization and because the One Group Funds' investment objectives and policies will remain unchanged, the pro forma combined financial statements reflect the transfer of assets and liabilities of each Pegasus Portfolio to the corresponding One Group Fund as contemplated by the Reorganization Agreement. In the case of the combinations of the Pegasus Multi Sector Fund and One Group Income Bond Fund and the Pegasus Intermediate Bond Fund and One Group Intermediate Bond Fund, the Pegasus Funds will be the survivor for accounting purposes.

                                 OTHER BUSINESS

         Pegasus' Board of Trustees knows of no other business to be brought before the Meeting. However, should any other matter requiring a vote of shareholders arise, the persons named in the enclosed proxy card will vote on matters according to their best judgment in the interest of the Trust.

                              SHAREHOLDER INQUIRIES

         Shareholder inquiries may be addressed to Pegasus in writing at the address on the cover page of this Combined Prospectus/Proxy Statement or by telephoning 1-800-___-____.

                                  *     *    *

         SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO MARK, SIGN AND DATE THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

         PEGASUS WILL FURNISH, WITHOUT CHARGE, COPIES OF ITS DECEMBER 31, 1997 ANNUAL REPORTS AND ITS JUNE 30, 1998 SEMI-ANNUAL REPORTS TO ANY SHAREHOLDER UPON REQUEST ADDRESSED TO: PEGASUS FUNDS P. O. BOX 5142, WESTBOROUGH, MASSACHUSETTS 01581 OR BY TELEPHONE AT 1-800-688-3350.

                                                                      Appendix I

                      AGREEMENT AND PLAN OF REORGANIZATION
                      ------------------------------------

         This Agreement and Plan of Reorganization (the "Agreement") is made as of ___________, 199_ by and between The One Group(R), a Massachusetts business trust, ("One Group") and Pegasus Funds, a Massachusetts business trust ("Pegasus"). The capitalized terms used herein shall have the meaning ascribed to them in this Agreement.

I.     PLAN OF REORGANIZATION
       ----------------------

       (a) Pegasus will sell, assign, convey, transfer and deliver to One Group, and One Group will acquire, on the Exchange Date all of the properties and assets existing at the Valuation Time in Pegasus Money Market Fund ("Pegasus Money Market"), Pegasus Treasury Money Market Fund ("Pegasus Treasury"), Pegasus Municipal Money Market Fund ("Pegasus Municipal"), Pegasus Michigan Municipal Money Market Fund ("Pegasus Michigan Money Market"), Pegasus Cash Management Money Market Fund ("Pegasus Cash Management"), Pegasus Treasury Prime Cash Management Money Market Fund ("Pegasus Treasury Prime Cash"), Pegasus U.S. Government Securities Cash Management Money Market Fund ("Pegasus Government Cash"), Pegasus Municipal Cash Management Money Market Fund ("Pegasus Municipal Cash"), Pegasus Treasury Cash Management Fund ("Pegasus Treasury Cash"), Pegasus Short Bond Fund ("Pegasus Short Bond"), Pegasus Intermediate Bond Fund ("Pegasus Intermediate Bond"), Pegasus Multi Sector Bond Fund ("Pegasus Multi Sector"), Pegasus Bond Fund ("Pegasus Bond"), Pegasus High Yield Bond Fund ("Pegasus High Yield"), Pegasus Intermediate Municipal Bond Fund ("Pegasus Intermediate Municipal"), Pegasus Municipal Bond Fund ("Pegasus Municipal Bond"), Pegasus Michigan Municipal Bond Fund ("Pegasus Michigan Municipal"), Pegasus Short Municipal Bond Fund ("Pegasus Short Municipal"), Pegasus Equity Income Fund ("Pegasus Equity Income"), Pegasus Equity Index Fund ("Pegasus

Equity Index"), Pegasus Growth and Value Fund ("Pegasus Value"), Pegasus Intrinsic Value Fund ("Pegasus Intrinsic Value"), Pegasus Growth Fund ("Pegasus Growth"), Pegasus Mid-Cap Opportunity Fund ("Pegasus Mid-Cap"), Pegasus Small-Cap Opportunity Fund ("Pegasus Small-Cap"), Pegasus International Equity Fund ("Pegasus International"), Pegasus Market Expansion Index Fund ("Pegasus Expansion"), Pegasus Managed Assets Growth Fund ("Pegasus Managed Assets"), Pegasus Managed Assets Balanced Fund ("Pegasus Managed Balanced"), and Pegasus Managed Assets Conservative Fund ("Pegasus Managed Conservative") (Pegasus Money Market, Pegasus Treasury, Pegasus Municipal, Pegasus Michigan Municipal, Pegasus Cash Management, Pegasus Treasury Prime Cash, Pegasus Government Cash, Pegasus Municipal Cash, Pegasus Treasury Cash, Pegasus Short Bond, Pegasus Intermediate Bond, Pegasus Multi Sector, Pegasus Bond, Pegasus High Yield, Pegasus Intermediate Municipal, Pegasus Municipal Bond, Pegasus Michigan Municipal, Pegasus Short Municipal, Pegasus Equity Income, Pegasus Equity Index, Pegasus Value, Pegasus Intrinsic Value, Pegasus Growth, Pegasus Mid-Cap, Pegasus Small-Cap, Pegasus International, Pegasus Expansion, Pegasus Managed Assets, Pegasus Managed Balanced, and Pegasus Managed Conservative, each is a "Pegasus Fund" and are collectively the "Pegasus Funds"), such acquisition to be made by The One Group Prime Money Market Fund ("One Group Prime"), The One Group U.S. Treasury Securities Money Market Fund ("One Group Treasury Securities"), The One Group Municipal Money Market Fund ("One Group Municipal"), The One Group Michigan Municipal Money Market Fund, ("One Group Michigan Money Market"), The One Group Cash Management Money Market Fund ("One Group Cash Management"), The One Group Treasury Prime Cash Management Money Market Fund ("One Group Treasury Prime Cash"), The One Group U.S. Government Securities Cash Management Money Market Fund ("One Group Government

Cash"), The One Group Municipal Cash Management Money Market ("One Group Municipal Cash"), The One Group Treasury Cash Management ("One Group Treasury Cash"), The One Group Limited Volatility Bond Fund ("One Group Limited Volatility"), The One Group Intermediate Bond Fund ("One Group Intermediate Bond"), The One Group Income Bond Fund ("One Group Income"), The One Group Bond Fund ("One Group Bond"), The One Group High Yield Bond Fund ("One Group High Yield"), The One Group Intermediate Tax-Free Bond Fund ("One Group Intermediate Tax-Free"), The One Group Municipal Bond Fund ("One Group Municipal Bond"), The One Group Michigan Municipal Bond Fund ("One Group Michigan Municipal"), The One Group Short Municipal Bond Fund ("One Group Short Municipal"), The One Group Equity Income Fund ("One Group Equity Income"), The One Group Equity Index Fund ("One Group Equity Index"), The One Group Value Growth Fund ("One Group Value"), The One Group Disciplined Value Fund ("One Group Disciplined"), The One Group Large Company Growth Fund ("One Group Growth"), The One Group Mid-Cap Opportunities Fund ("One Group Mid-Cap"), The One Group Small Cap Opportunity Fund ("One Group Small Cap"), The One Group International Equity Fund ("One Group International"), The One Group Small Cap Index Fund ("One Group Small Cap Index"), The One Group Investor Growth Fund ("One Group Investor Growth"), The One Group Investor Growth & Income Fund ("One Group Investor Income") and The One Group Investor Balanced Fund ("One Group Investor Balanced") (One Group Prime, One Group Treasury Securities, One Group Municipal, One Group Michigan Money Market, One Group Cash Management, One Group Treasury Prime Cash, One Group Government Cash, One Group Municipal Cash, One Group Treasury Cash, One Group Limited Volatility, One Group Intermediate Bond, One Group Income, One Group Bond, One Group High Yield, One Group Intermediate Tax-Free, One Group Municipal Bond,

One Group Michigan Municipal, One Group Short Municipal, One Group Income Equity, One Group Equity Index, One Group Value, One Group Disciplined, One Group Growth, One Group Mid-Cap, One Group Small Cap, One Group International, One Group Small Cap Index, One Group Investor Growth, One Group Investor Income and One Group Investor Balanced, each is a "One Group Fund" and are collectively the "One Group Funds"), respectively, of One Group. For purposes of this Agreement the respective Pegasus Funds correspond to the One Group Funds as follows: Pegasus Money Market corresponds to One Group Prime; Pegasus Treasury corresponds to One Group Treasury Securities; Pegasus Municipal corresponds to One Group Municipal; Pegasus Michigan Money Market corresponds to One Group Michigan Money Market; Pegasus Cash Management corresponds to One Group Cash Management; Pegasus Treasury Prime Cash corresponds to One Group Treasury Prime Cash; Pegasus Government Cash corresponds to One Group Government Cash; Pegasus Municipal Cash corresponds to One Group Municipal Cash; Pegasus Treasury Cash corresponds to One Group Treasury Cash; Pegasus Short Bond corresponds to One Group Limited Volatility; Pegasus Intermediate Bond corresponds to One Group Intermediate Bond; Pegasus Multiple Sector Bond corresponds to One Group Income; Pegasus Bond corresponds to One Group Bond; Pegasus High Yield corresponds to One Group High Yield; Pegasus Intermediate Municipal corresponds to One Group Intermediate Tax-Free; Pegasus Municipal Bond corresponds to One Group Municipal Bond; Pegasus Michigan Municipal corresponds to One Group Michigan Municipal; Pegasus Short Municipal corresponds to One Group Short Municipal; Pegasus Equity Income corresponds to One Group Income Equity; Pegasus Equity Index corresponds to One Group Equity Index; Pegasus Value corresponds to One Group Value; Pegasus Intrinsic Value corresponds to One Group Disciplined; Pegasus Growth corresponds to One Group Growth;

Pegasus Mid-Cap corresponds to One Group Mid-Cap; Pegasus Small-Cap corresponds to One Group Small Cap; Pegasus International corresponds to One Group International; Pegasus Expansion corresponds to One Group Small Cap Index; Pegasus Managed Assets corresponds to One Group Investor Growth; Pegasus Managed Balanced corresponds to One Group Investor Income; and Pegasus Managed Conservative corresponds to One Group Investor Balanced. In consideration therefor, each One Group Fund shall, on the Exchange Date, assume all of the liabilities of the corresponding Pegasus Fund, which liabilities shall include any obligation of the corresponding Pegasus Fund to indemnify the Trustees and officers of Pegasus Funds to the fullest extent permitted by applicable law and by Pegasus's Declaration of Trust, as in affect as of the date of this Agreement, and issue a number of full and fractional One Group Class A, Class B or Class I shares of the corresponding One Group Fund (collectively, "Shares") having an aggregate net asset value equal to the value of all of the assets of each Pegasus Fund transferred to the corresponding One Group Fund on such date less the value of all of the liabilities of each Pegasus Fund assumed by the corresponding One Group Fund on that date. It is intended that each reorganization described in this Agreement shall be a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code").

       (b) Upon consummation of the transactions described in paragraph (a) of this Agreement, each Pegasus Fund shall distribute in complete liquidation to its respective shareholders of record as of the Exchange Date the Shares received by it, each shareholder being entitled to receive that number of Shares equal to the proportion which the number of shares of beneficial interest of the applicable class of the Pegasus Fund held by such shareholder bears to the number of such shares of such class of the Pegasus Fund outstanding on such date. Pegasus Class I, Class A and Class B shareholders will receive One Group Class I, Class A and Class B shares, respectively. Class I and Class S shareholders of Pegasus Cash Management, Pegasus Treasury Prime Cash, Pegasus Government Cash, Pegasus Municipal Cash, and Pegasus Treasury Cash, will receive Class I and Class A shares, respectively, of One Group Cash Management, One Group Treasury Prime Cash, One Group Government Cash, One Group Municipal Cash, and One Group Treasury Cash, respectively.

II.    AGREEMENT
       ---------

       One Group and Pegasus represent, warrant and agree as follows:

       1. REPRESENTATIONS AND WARRANTIES OF PEGASUS. Pegasus and each Pegasus Fund jointly and severally represent and warrant to and agree with One Group and each One Group Fund that:

       (a) Pegasus is a business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry out its obligations under this Agreement. Pegasus and each Pegasus Fund is not required to qualify as a foreign association in any jurisdiction. Pegasus and each Pegasus Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in
Section 1(l).

       (b) Pegasus is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect. Each Pegasus Fund has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of the Code, as of and since its first taxable year, and qualifies and intends to continue to qualify as a regulated investment company for its taxable year ending upon its liquidation. Each Pegasus

Fund has been a regulated investment company under such sections of the Code at all times since its inception.

       (c) The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of portfolio investments (indicating their market values) for each Pegasus Fund at and for the year ended December 31, 1997, such statements and schedules having been audited by Arthur Anderson, LLP, independent accountants to Pegasus, have been furnished to One Group. Unaudited statements of net assets, statement of operations, statement of changes in net assets, and schedules of portfolio investments for the period ended June 30, 1998 also have been provided to One Group.

       (d) The prospectuses of each Pegasus Fund dated April 30, 1998 (collectively, the "Pegasus Prospectuses") and the Statement of Additional Information for the Pegasus Funds dated April 30, 1998 and on file with the Securities and Exchange Commission (the "Commission"), which have been previously furnished to One Group, did not as of their dates and do not as of the date hereof contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

       (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of Pegasus or any Pegasus Fund, threatened against Pegasus or any Pegasus Fund which assert liability on the part of Pegasus or any Pegasus Fund.

       (f) There are no material contracts outstanding to which Pegasus or any Pegasus Fund is a party, other than as disclosed in the Pegasus Prospectuses and the corresponding Statement of Additional Information, or in the Registration Statement and the Proxy Statement as defined herein.

       (g) Neither Pegasus nor any Pegasus Fund has any known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its above referenced statement of assets and liabilities as of June 30, 1998, and those incurred in the ordinary course of Pegasus's business as an investment company since that date. Prior to the Exchange Date, Pegasus will advise One Group of all known material liabilities, contingent or otherwise, incurred by it and each Pegasus Fund subsequent to June 30, 1998, whether or not incurred in the ordinary course of business.

       (h) As used in this Agreement, the term "Investments" shall mean each Pegasus Fund's investments shown on the schedule of its portfolio investments as of June 30, 1998 referred to in Section 1(c) hereof, as supplemented with such changes as Pegasus or each Pegasus Fund shall make after June 30, 1998, which changes have been disclosed to One Group, and changes made on and after the date of this Agreement after advising One Group of such proposed changes, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions.

       (i) Each Pegasus Fund has filed or will file all federal and state tax returns which, to the knowledge of Pegasus's officers, are required to be filed by each Pegasus Fund and has paid or will pay all federal and state taxes shown to be due on said returns or on any assessments received by each Pegasus Fund. All tax liabilities of each Pegasus Fund have been adequately provided for on its books, and no tax deficiency or liability of any Pegasus Fund has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

       (j) As of both the Valuation Time and the Exchange Date and except for shareholder approval as described in Section 8(a) and otherwise as described in
Section 1(1), Pegasus on behalf of each Pegasus Fund will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other assets and liabilities of each Pegasus Fund to be transferred to the corresponding One Group Fund pursuant to this Agreement. At the Exchange Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, One Group will, on behalf of each One Group Fund, acquire the Investments and any such other assets subject to no encumbrances, liens or security interests in favor of any third party creditor of Pegasus or a Pegasus Fund and, except as described in Section 1(k), without any restrictions upon the transfer thereof.

       (k) No registration under the Securities Act of 1933, as amended (the "1933 Act"), of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of Pegasus or One Group, except as previously disclosed to One Group by Pegasus in writing.

       (l) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Pegasus or any Pegasus Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico) or the Hart-Scott-Rodino Antitrust Improvements Act of 1976 (the "H-S-R Act"), assuming that, for purposes of this representation, the Pegasus Funds and The One Group may be considered affiliated persons or affiliated persons of affiliated persons solely by reason of having a common investment advisor.

       (m) The registration statement (the "Registration Statement") filed with the Commission by One Group on Form N-14 relating to the Shares issuable hereunder, and the proxy statement of Pegasus included therein (the "Proxy Statement"), on the effective date of the Registration

Statement and insofar as they relate to Pegasus and the Pegasus Funds, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 8(a) below and on the Exchange Date, the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the "Prospectus"), as amended or supplemented by any amendments or supplements filed with the Commission by One Group, insofar as it relates to Pegasus and the Pegasus Funds, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements of fact relating to Pegasus and any Pegasus Fund contained in the Registration Statement, the Prospectus or the Proxy Statement, or omissions to state in any thereof a material fact relating to Pegasus or any Pegasus Fund, as such Registration Statement, Prospectus and Proxy Statement shall be furnished to Pegasus in definitive form as soon as practicable following effectiveness of the Registration Statement and before any public distribution of the Prospectus or Proxy Statement.

       (n) All of the issued and outstanding shares of beneficial interest of each Pegasus Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws.

       (o) Each of the Pegasus Funds is qualified, and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Code.

       (p) At the Exchange Date, each of the Pegasus Funds, as One Group may reasonably direct via written instructions, will have sold such of its assets, if any, as necessary to assure that, after giving effect to the acquisition of the assets pursuant to this Agreement, each of the One Group Funds (other than One Group Michigan Money Market and One Group Michigan Municipal) will remain a "diversified company" within the meaning of Section 5(b) (l) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the One Group Prospectuses previously furnished to Pegasus.

       2. REPRESENTATIONS AND WARRANTIES OF ONE GROUP. One Group and each One Group Fund jointly and severally represent and warrant to and agree with Pegasus and each Pegasus Fund that:

       (a) One Group is a business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts and has power to carry on its business as it is now being conducted and to carry out this Agreement. One Group and each One Group Fund is not required to qualify as a foreign association in any jurisdiction. One Group and each One Group Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in Section 2(i).

       (b) One Group is registered under the 1940 Act as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect. Each One Group Fund that has had active operations prior to the Exchange Date, has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of the Code, as of and since its first taxable year, and qualifies and intends to continue to qualify as a regulated investment company for its taxable year ending June 30, 1999. Each One Group Fund that has had active operations prior to the Exchange Date, has been a regulated investment company under such sections of the Code at all times since its inception. Each One Group Fund that has not had active operations prior to the Exchange Date intends to qualify as a regulated investment company under Part I of Subchapter M under the Code.

       (c) The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of portfolio investments (indicating their market values) for each One Group Fund for the year ended June 30, 1998, such statements and schedules having been audited by PricewaterhouseCoopers LLP, independent accountants to One Group, have been furnished to Pegasus. Such statements of assets and liabilities and schedules fairly present the financial position of the One Group Funds as of their respective dates, and said statements of operations and changes in net assets fairly reflect the results of its operations and changes in financial position for the periods covered thereby in conformity with generally accepted accounting principles.

       (d) The prospectuses of each One Group Fund dated November 1, 1998, (collectively, the "One Group Prospectuses"), and the Statement of Additional Information for the One Group Funds, dated November 1, 1998, and on file with the Commission, which have been previously furnished to Pegasus, did not as of their dates and do not as of the date hereof contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

       (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of One Group or any One Group Fund, threatened against One Group or any One Group Fund which assert liability on the part of One Group or any One Group Fund.

       (f) There are no material contracts outstanding to which One Group or any One Group Fund is a party, other than as disclosed in the One Group Prospectuses and the corresponding Statement of Additional Information or in the Registration Statement and the Proxy Statement.

       (g) Neither One Group nor any One Group Fund has any known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its above referenced statement of assets and liabilities as of June 30, 1998 referred to above and those incurred in the ordinary course of the business of One Group as an investment company or any One Group Fund since such date. Prior to the Exchange Date, One Group will advise Pegasus of all known material liabilities, contingent or otherwise, incurred by it and each One Group Fund subsequent to June 30, 1998, whether or not incurred in the ordinary course of business.

       (h) Each One Group Fund has filed or will file all federal and state tax returns which, to the knowledge of One Group's officers, are required to be filed by each One Group Fund and has paid or will pay all federal and state taxes shown to be due on said returns or on any assessments received by each One Group Fund. All tax liabilities of each One Group Fund have been adequately provided for on its books, and no tax deficiency or liability of any One Group Fund has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

       (i) No consent, approval, authorization or order of any governmental authority is required for the consummation by One Group or any One Group Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities or Blue Sky laws or the H-S-R Act.

       (j) As of both the Valuation Time and the Exchange Date and otherwise as described in Section 2 (i), One Group on behalf of each One Group Fund will have full right, power and authority to purchase the Investments and any other assets and assume the liabilities of each Pegasus Fund to be transferred to the corresponding One Group Fund pursuant to this Agreement.

       (k) The Registration Statement, the Prospectus and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to One Group and the One Group Funds: (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 8(a) and at the Exchange Date, the Prospectus, as amended or supplemented by any amendments or supplements filed with the Commission by One Group or any One Group Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement, the Prospectus or the Proxy Statement made in reliance upon and in conformity with information furnished by Pegasus or any Pegasus Fund for use in the Registration Statement, the Prospectus or the Proxy Statement.

       (l) Shares to be issued to each Pegasus Fund have been duly authorized and, when issued and delivered pursuant to this Agreement and the Prospectus, will be legally and validly issued and will be fully paid and nonassessable by One Group and no shareholder of One Group will have any preemptive right of subscription or purchase in respect thereof.

       (m) The issuance of Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

       (n) Each One Group Fund that has had active operations prior to the Exchange Date is qualified and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Code. Each One Group Fund that has not had active operations prior to the Exchange Date, upon the filing of its first income tax return at the completion of its first taxable year will elect to be a regulated investment company and until such time will take all steps necessary to ensure qualification as a regulated investment company.

       3. REORGANIZATION. (a) Subject to the requisite shareholder approval as described in Section 8(a) and to the other terms and conditions contained herein (including each Pegasus Fund's obligation to distribute to its respective shareholders all of its investment company taxable income and net capital gain as described in Section 9(k) hereof ), Pegasus and each Pegasus Fund agree to sell, assign, convey, transfer and deliver to the corresponding One Group Fund, and One Group and each One Group Fund agree to acquire from the corresponding Pegasus Fund, on the Exchange Date all of the Investments and all of the cash and other assets of each Pegasus Fund in exchange for that number of Shares of the corresponding One Group Fund provided for in Section 4 and the assumption by the corresponding One Group Fund of all the liabilities of the Pegasus Fund. Pursuant to this Agreement, each Pegasus Fund will, as soon as practicable after the Exchange Date, distribute in liquidation all of the Shares received by it to its shareholders in exchange for their shares of beneficial interest of such Pegasus Fund.

       (b) Pegasus, on behalf of each Pegasus Fund, will pay or cause to be paid to the corresponding One Group Fund any interest and cash dividends received by it on or after the

Exchange Date with respect to the Investments transferred to the One Group Funds hereunder. Pegasus, on behalf of each Pegasus Fund, will transfer to the corresponding One Group Fund any rights, stock dividends or other securities received by Pegasus or any Pegasus Fund after the Exchange Date as stock dividends or other distributions on or with respect to the Investments transferred, which rights, stock dividends and other securities shall be deemed included in the assets transferred to each One Group Fund at the Exchange Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Exchange Date shall be included in the determination of the value of the assets of the Pegasus Fund acquired by the corresponding One Group Fund.

       4. EXCHANGE DATE; VALUATION TIME. On the Exchange Date, One Group will deliver to Pegasus a number of Shares having an aggregate net asset value equal to the value of the assets of the corresponding Pegasus Fund acquired by each One Group Fund, less the value of the liabilities of such Pegasus Fund assumed, determined as hereafter provided in this Section 4.

       (a) Subject to Section 4(d) hereof, the value of each Pegasus Fund's net assets will be computed as of the Valuation Time using the valuation procedures for the corresponding One Group Fund as set forth in the One Group Prospectus for the particular One Group Fund.

       (b) Subject to Section 4(d) hereof, the net asset value of a share of each One Group Fund will be determined to the nearest full cent as of the Valuation Time, using the valuation procedures set forth in the One Group Prospectus for the particular One Group Fund.

       (c) Subject to Section 4(d), the Valuation Time shall be 4:00 p.m. Eastern Standard time on FRIDAY, MARCH 19, 1999, for all Pegasus and One Group Funds other than, Pegasus Cash Management, Pegasus Treasury Prime Cash, Pegasus Government Cash, Pegasus Municipal Cash, Pegasus Treasury Cash, One Group Cash Management, One Group Treasury Prime Cash,

One Group Government Cash, One Group Municipal Cash, One Group Treasury Cash, and Friday MARCH 26, 1999, for Pegasus Cash Management, Pegasus Treasury Prime Cash, Pegasus Government Cash, Pegasus Municipal Cash, Pegasus Treasury Cash, One Group Cash Management, One Group Treasury Prime Cash, One Group Government Cash, One Group Municipal Cash, and One Group Treasury Cash or such earlier or later day as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time").

       (d) No formula will be used to adjust the net asset value of any Pegasus Fund or One Group Fund to take into account differences in realized and unrealized gains and losses.

       (e) Each One Group Fund shall issue its Shares to the corresponding Pegasus Fund on one share deposit receipt per class registered in the name of the corresponding Pegasus Fund. Each Pegasus Fund shall distribute in liquidation the Shares received by it hereunder pro rata to its shareholders of each class of shares by redelivering such share deposit receipt to One Group's transfer agent which will as soon as practicable set up open accounts for each Pegasus Fund shareholder in accordance with written instructions furnished by Pegasus.

       (f) Each One Group Fund shall assume all liabilities of the corresponding Pegasus Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of the corresponding Pegasus Fund or otherwise, except that recourse for assumed liabilities relating to a particular Pegasus Fund will be limited to the corresponding One Group Fund.

       5. EXPENSES, FEES, ETC. (a) Subject to subsections 5(b) through 5 (e), all fees and expenses, including accounting expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the consummation by One Group and Pegasus of the transactions contemplated by this Agreement will be paid by the party directly incurring such fees and expenses, except that the costs of proxy materials and proxy solicitation will be borne by Banc One Investment Advisors Corporation; provided, however, that such expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of any One Group Fund or any Pegasus Fund, as the case may be, as a "regulated investment company" within the meaning of Section 851 of the Code.

       (b) In the event the transactions contemplated by this Agreement are not consummated by reason of Pegasus being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to Pegasus's obligations referred to in Section 8(a) or Section 10) Pegasus shall pay directly all reasonable fees and expenses incurred by One Group in connection with such transactions, including, without limitation, legal, accounting and filing fees.

       (c) In the event the transactions contemplated by this Agreement are not consummated by reason of One Group being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to One Group's obligations referred to in Section 8(a) or Section 9), One Group shall pay directly all reasonable fees and expenses incurred by Pegasus in connection with such transactions, including without limitation legal, accounting and filing fees.

       (d) In the event the transactions contemplated by this Agreement are not consummated for any reason other than (i) One Group or Pegasus being either unwilling or unable to go forward or (ii) the nonfulfillment or failure of any condition to Pegasus or One Group's obligations referred to in Section 8(a),
Section 9 or Section 10 of this Agreement, then each of

Pegasus and One Group shall bear the expenses it has actually incurred in connection with such transactions as specified in Section 5 of this Agreement.

       (e) Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to the other party for any damages resulting therefrom, including without limitation consequential damages, except as specifically set forth above.

       6. PERMITTED ASSETS. One Group agrees to advise Pegasus promptly if at any time prior to the Exchange Date the assets of any Pegasus Fund include any assets that the corresponding One Group Fund is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by any Pegasus Fund, One Group has informed Pegasus is unsuitable for the corresponding One Group Fund to acquire.

       7. EXCHANGE DATE. Delivery of the assets of the Pegasus Funds to be transferred, assumption of the liabilities of the Pegasus Funds to be assumed, and the delivery of Shares to be issued shall be made at the offices of Banc One Investment Advisors Corporation at 9:00 a.m. on MONDAY, MARCH 22, 1999, for all Pegasus and One Group Funds other than, Pegasus Cash Management, Pegasus Treasury Prime Cash, Pegasus Government Cash, Pegasus Municipal Cash, Pegasus Treasury Cash, One Group Cash Management, One Group Treasury Prime Cash, One Group Government Cash, One Group Municipal Cash, One Group Treasury Cash, and Monday, MARCH 29 1999, for Pegasus Cash Management, Pegasus Treasury Prime Cash, Pegasus Government Cash, Pegasus Municipal Cash, Pegasus Treasury Cash, One Group Cash Management, One Group Treasury Prime Cash, One Group Government Cash, One Group Municipal Cash, and One Group Treasury Cash or at such other time and date agreed to by

Pegasus and One Group, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

       8. SPECIAL MEETING OF SHAREHOLDERS; DISSOLUTION. (a) Pegasus agrees to call a special meeting of the shareholders of each Pegasus Fund as soon as is practicable after the effective date of the Registration Statement for the purpose of considering the sale of all of the assets of each Pegasus Fund to and the assumption of all of the liabilities of each Pegasus Fund by the corresponding One Group Fund as herein provided, adopting this Agreement, and authorizing the liquidation and dissolution of any Pegasus Fund, and, except as set forth in Section 13, it shall be a condition to the obligations of each of the parties hereto that the holders of the shares of beneficial interest of each Pegasus Fund, and each class of shares of each Pegasus Fund if such is required under the 1940 Act, shall have approved this Agreement and the transactions contemplated herein in the manner required by law and Pegasus's Declaration of Trust at such a meeting on or before the Valuation Time.

       (b) Pegasus and each Pegasus Fund agree that the liquidation and dissolution of each Pegasus Fund will be effected in the manner provided in Pegasus's Declaration of Trust in accordance with applicable law, and that it will not make any distributions of any Shares to the shareholders of a Pegasus Fund without first paying or adequately providing for the payment of all of such Pegasus Fund's known debts, obligations and liabilities.

       (c) Each of One Group and Pegasus will cooperate with the other, and each will furnish to the other the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement, including the Prospectus and the Proxy Statement.

       9. CONDITIONS TO ONE GROUP'S OBLIGATIONS. The obligations of One Group and each One Group Fund hereunder shall be subject to the following conditions:

       (a) That this Agreement shall have been adopted and the transactions contemplated hereby, including the liquidation and dissolution of the Pegasus Funds, shall have been approved as set forth in Section 8(a).

       (b) Pegasus shall have furnished to One Group a statement of each Pegasus Fund's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on Pegasus's behalf by its President (or any Vice President) and Treasurer, and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of any Pegasus Fund since June 30, 1998, other than changes in the Investments since that date or changes in the market value of the Investments, or changes due to net redemptions of shares of the Pegasus Funds, dividends paid or losses from operations.

       (c) As of the Valuation Time and as of the Exchange Date, all representations and warranties of Pegasus and each Pegasus Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, Pegasus and each Pegasus Fund has complied with this Agreement and satisfied all the conditions on its part to be performed or satisfied at or prior to each of such dates, and Pegasus shall have furnished to One Group a statement, dated the Exchange Date, signed by Pegasus's President (or any Vice President) and Treasurer certifying those facts as of such dates.

       (d) Pegasus shall have delivered to One Group a letter from Arthur Andersen, LLP dated the Exchange Date stating that such firm prepared the federal and state income tax returns of each Pegasus Fund for the year ended December 31, 1997, and will prepare the Federal and state income tax returns of each Pegasus Fund for the year ended December 31, 1998.

       (e) There shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

       (f) One Group shall have received an opinion of Drinker Biddle & Reath LLP, in form reasonably satisfactory to One Group and dated the Exchange Date, to the effect that (i) Pegasus is a business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts, and neither Pegasus nor any Pegasus Fund is, to the knowledge of such counsel, required to qualify to do business as a foreign association in any jurisdiction, (ii) this Agreement has been duly authorized, executed, and delivered by Pegasus and, assuming that the Registration Statement, the Prospectus and the Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by One Group, is a valid and binding obligation of Pegasus subject to applicable bankruptcy, insolvency, fraudulent conveyance and similar laws or court decisions regarding enforcement of creditors' rights generally, (iii) Pegasus and each Pegasus Fund has power to sell, assign, convey, transfer and deliver the Investments and other assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, Pegasus and each Pegasus Fund will have duly sold, assigned, conveyed, transferred and delivered such Investments and other assets to One Group, (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Pegasus's Declaration of Trust, or Bylaws, as amended, the current Pegasus Prospectus and Statement of Additional Information, or any provision of any agreement known to such counsel to which Pegasus or any Pegasus Fund is a party or by which it is bound, it being understood that with respect to investment restrictions as contained in Pegasus's Declaration of Trust, or Bylaws, or then-current prospectus or statement of additional information of each Pegasus Fund, such counsel may rely upon a certificate of an officer of Pegasus whose responsibility it is to advise Pegasus with respect to such matters and (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Pegasus or any Pegasus Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws and the H-S-R Act, and it being understood that such opinion shall not be deemed to apply to One Group's compliance obligations under the 1933 Act, 1934 Act, 1940 Act, state securities or blue sky laws and H-S-R Act. For purposes of analysis regarding the 1940 Act, Drinker Biddle & Reath LLP may assume as fact that the Pegasus Funds and the One Group Funds may be considered affiliated persons or affiliated persons of an affiliated person solely by reason of having a common investment adviser.

       (g) One Group shall have received an opinion of Ropes & Gray, counsel to One Group addressed to The One Group and each One Group Fund, in form reasonably satisfactory to One Group and dated the Exchange Date, to the effect that for Federal income tax purposes (i) no gain or loss will be recognized by any Pegasus Fund upon the transfer of the assets to the corresponding One Group Fund in exchange for Shares and the assumption by such One Group Fund of the liabilities of the Pegasus Fund; (ii) no gain or loss will be recognized by the shareholders of any Pegasus Fund upon the exchange of their shares for Shares;
(iii) the basis of the Shares a Pegasus shareholder receives in connection with the transaction will be the same as the basis of his or her Pegasus Fund shares exchanged therefor; (iv) a Pegasus shareholder's holding period for his or her Shares will be determined by including the period for which he or she held the Pegasus Fund shares exchanged therefor, provided that he or she held such Pegasus Fund shares as capital assets; (v) no gain or loss will be recognized by any One Group Fund upon the receipt of the assets of the corresponding Pegasus Fund in exchange for Shares and the assumption by the One Group Fund of the liabilities of the corresponding Pegasus Fund; (vi) the basis in the hands of the One Group Fund of the assets of the corresponding Pegasus Fund transferred to the One Group Fund in the transaction will be the same as the basis of the assets in the hands of the corresponding Pegasus Fund immediately prior to the transfer; and (vii) the holding periods of the assets of the corresponding Pegasus Fund in the hands of the One Group Fund will include the periods for which such assets were held by the corresponding Pegasus Fund provided, that with respect to Pegasus Money Market, Pegasus Treasury, Pegasus Municipal, Pegasus Michigan Municipal, Pegasus Cash Management, Pegasus Treasury Prime Cash, Pegasus Government Cash, Pegasus Municipal Cash, Pegasus Treasury Cash, One Group Prime, One Group Treasury Securities, One Group Municipal, One Group Michigan Money Market, One Group Cash Management, One Group Treasury Prime Cash, One Group Government Cash, One Group Municipal Cash, and One Group Treasury Cash (the "Money Market Funds"), One Group shall seek an opinion from Ropes & Gray with respect to Federal income tax matters enumerated in this Section 9(g), but receipt of such opinion with respect to the Money Market Funds shall not be a condition to the transaction.

       (h) The assets of each Pegasus Fund to be acquired by the corresponding One Group Fund will include no assets which the corresponding One Group Fund, by reason of limitations contained in its Declaration of Trust or of investment restrictions disclosed in the One Group Prospectuses in effect on the Exchange Date, may not properly acquire.

       (i) The Registration Statement shall have become effective under the 1933 Act and applicable blue sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of One Group contemplated by the Commission and or any state regulatory authority.

       (j) All proceedings taken by Pegasus in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to One Group.

       (k) Prior to the Exchange Date, each Pegasus Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income for its taxable year ended December 31, 1998 and the short taxable year beginning on January 1, 1999 and ending on the Exchange Date (computed without regard to any deduction for dividends paid), and all of its net capital gain realized in its taxable year ended December 31, 1998 and the short taxable year beginning on January 1, 1999 and ending on the Exchange Date (after reduction for any capital loss carryover).

       (l) Pegasus shall have furnished to One Group a certificate, signed by the President (or any Vice President) and the Treasurer of Pegasus, as to the tax cost to One Group of the securities delivered to One Group pursuant to this Agreement, together with any such other evidence as to such tax cost as One Group may reasonably request.

       (m) Pegasus's custodian shall have delivered to One Group a certificate identifying all of the assets of each Pegasus Fund held by such custodian as of the Valuation Time.

       (n) Pegasus's transfer agent shall have provided to One Group (i) the originals or true copies of all of the records of each Pegasus Fund in the possession of such transfer agent as of the Exchange Date, (ii) a certificate setting forth the number of shares of each class of Pegasus Fund outstanding as of the Valuation Time and (iii) the name and address of each holder of record of any such shares of each Pegasus Fund and the number of shares of each class held of record by each such shareholder.

       (o) All of the issued and outstanding shares of beneficial interest of each Pegasus Fund shall have been offered for sale and sold in conformity with all applicable federal or state securities or blue sky laws and, to the extent that any audit of the records of Pegasus or any Pegasus Fund or its transfer agent by One Group or its agents shall have revealed otherwise, either (i) Pegasus and each Pegasus Fund shall have taken all actions that in the reasonable opinion of One Group, are necessary to remedy any prior failure on the part of Pegasus to have offered for sale and sold such shares in conformity with such laws or (ii) Pegasus shall have furnished (or caused to be furnished) surety, or deposited (or caused to be deposited) assets in escrow, for the benefit of One Group in amounts sufficient and upon terms satisfactory, in the opinion of One Group, to indemnify One Group against any expense, loss, claim, damage or liability whatsoever that may be asserted or threatened by reason of such failure on the part of Pegasus to have offered and sold such shares in conformity with such laws.

       (p) Pegasus shall have duly executed and delivered to One Group bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents") as One Group may deem necessary or desirable to transfer all of Pegasus's and each Pegasus Fund's entire right, title and interest in and to the Investments and all other assets of each Pegasus Fund.

       10. CONDITIONS TO PEGASUS'S OBLIGATIONS. The obligations of Pegasus and each Pegasus Fund hereunder shall be subject to the following conditions:

       (a) This Agreement shall have been adopted and the transactions contemplated hereby, including the liquidation and dissolution of the Pegasus Funds, shall have been approved as described in Section 8(a).

       (b) One Group shall have furnished to Pegasus a Statement of each One Group Fund's net assets, together with a list of portfolio holdings with values determined as provided in Section 4, all as of the Valuation Time, certified on One Group's behalf by its President (or any Vice President) and Treasurer (or any Assistant Treasurer), and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of any One Group Fund since June 30, 1998, other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities, changes due to net redemptions, dividends paid or losses from operations.

       (c) One Group shall have executed and delivered to Pegasus an Assumption of Liabilities Certificate and other instruments as Pegasus may deem necessary and desirable dated as of the Exchange Date pursuant to which each One Group Fund will assume all of the liabilities of the corresponding Pegasus Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement.

       (d) As of the Valuation Time and as of the Exchange Date, all representations and warranties of One Group and each One Group Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, One Group and each One Group Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates, and One Group shall have furnished to

Pegasus a statement, dated the Exchange Date, signed by One Group's President (or any Vice President) and Treasurer certifying those facts as of such dates.

       (e) There shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

       (f) Pegasus shall have received an opinion of Ropes & Gray, in form reasonably satisfactory to Pegasus and dated the Exchange Date, to the effect that (i) One Group is a business trust and validly existing in conformity with the laws of the Commonwealth of Massachusetts, and, (to the knowledge of such counsel), neither One Group nor any One Group Fund is required to qualify to do business as a foreign association in any jurisdiction, (ii) the Shares to be delivered to Pegasus as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable by One Group and no shareholder of One Group has any preemptive right to subscription or purchase in respect thereof, (iii) this Agreement has been duly authorized, executed and delivered by One Group and, assuming that the Prospectus, the Registration Statement and the Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by Pegasus, is a valid and binding obligation of One Group, (iv) One Group and each One Group Fund has the power to acquire and assume all of the liabilities of Pegasus and the Pegasus Funds and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, One Group and each respective One Group Fund shall have duly acquired and assumed such liabilities, (v) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate One Group's Declaration of Trust, as amended, or Code of Regulations, One Group's current Prospectus and Statement of Additional Information, or any provision of any agreement known to such counsel to which One Group or any One Group Fund is a party or by which it is bound, it being understood that with respect to investment restrictions as contained in One Group's Declaration of Trust, as amended, Code of Regulations or then-current prospectus or statement of additional information of each One Group Fund, such counsel may rely upon a certificate of an officer of One Group whose responsibility it is to advise One Group with respect to such matters, (vi) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by One Group or any One Group Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws and the H-S-R Act and it being understood that such opinion shall not be deemed to apply to Pegasus's compliance obligations under the 1933 Act, 1934 Act, 1940 Act, state securities or blue sky laws and the H-S-R Act; and (vii) the Registration Statement has become effective under the 1933 Act, and to the best of the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act.

       (g) Pegasus shall have received an opinion of Ropes & Gray addressed to Pegasus and each Pegasus Fund, and in a form reasonably satisfactory to Pegasus and dated the Exchange Date, with respect to the matters specified in Section 9(g) of this Agreement, subject to the provision in such Section 9(g).

       (h) All proceedings taken by One Group in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to Pegasus.

       (i) The Registration Statement shall have become effective under the 1933 Act and applicable blue sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Pegasus, contemplated by the Commission or any state regulatory authority.

       11. INDEMNIFICATION. (a) The Pegasus Funds will indemnify and hold harmless One Group, its trustees and its officers (for purposes of this subsection, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to Pegasus or any Pegasus Fund contained in the Registration Statement, the Prospectus or the Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to Pegasus or any Pegasus Fund required to be stated therein or necessary to make the statements relating to Pegasus or any Pegasus Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding or threatened claim, action, suit or proceeding made with the prior consent of Pegasus. The Indemnified Parties will notify Pegasus in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against any Indemnified Party as to any matters covered by this Section 11(a). Pegasus shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 11(a), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if Pegasus elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense. The Pegasus Funds' obligation under this Section 11(a) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Pegasus Funds will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 11(a) without the necessity of the Indemnified Parties first paying the same.

       (b) The One Group Funds will indemnify and hold harmless Pegasus, its trustees and its officers (for purposes of this subsection, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to One Group or any One Group Fund contained in the Registration Statement, the Prospectus or the Proxy Statement, or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to One Group or any One Group Fund required to be stated therein or necessary to make the statements relating to One Group or any One Group Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the prior consent of One Group. The Indemnified Parties will notify One Group in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against any Indemnified Party as to any matters covered by this Section 11(b). One Group shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 11(b), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and, if One Group elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. The One Group Funds' obligation under this Section 11(b) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the One Group Funds will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 11(b) without the necessity of the Indemnified Parties first paying the same.

       12. NO BROKER, ETC. Each of One Group and Pegasus represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

       13. TERMINATION. One Group and Pegasus may, by mutual consent of their respective trustees, terminate this Agreement, and One Group or Pegasus, after consultation with counsel and by consent of their respective trustees or an officer authorized by such trustees, may waive any condition to their respective obligations hereunder. If the transactions contemplated by this Agreement have not been substantially completed by August 30, 1999, this Agreement shall automatically terminate on that date unless a later date is agreed to by One Group and Pegasus.

       Notwithstanding any other provision in this Agreement, in the event shareholder approval of this Agreement and the transactions contemplated by this Agreement is obtained with respect to only one or more Pegasus Funds but not all of the Pegasus Funds, One Group and Pegasus agree to consummate those transactions with respect to those Pegasus Funds whose shareholders have approved this Agreement and those transactions.

       In the event that shareholder approval of this Agreement and the transactions contemplated by this Agreement is required, but is obtained with respect to only one class of shares of a Pegasus Fund, the transaction with respect to that Pegasus Fund will not be consummated unless and until shareholder approval is obtained with respect to both classes.

       14. RULE 145. Pursuant to Rule 145 under the 1933 Act, One Group will, in connection with the issuance of any Shares to any person who at the time of the transaction contemplated hereby is deemed to be an affiliate of a party to the transaction pursuant to Rule 145 (c), cause to be affixed upon the certificates issued to such person (if any) a legend as follows:

    "THESE SHARES HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, AS
       AMENDED, AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO THE ONE GROUP OR ITS PRINCIPAL UNDERWRITER UNLESS (i) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933, AS AMENDED, OR (ii) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO THE ONE GROUP SUCH REGISTRATION IS NOT REQUIRED."

and, further, One Group will issue stop transfer instructions to One Group's transfer agent with respect to such shares. Pegasus will provide One Group on the Exchange Date with the name of any shareholder of the Pegasus Funds who is to the knowledge of Pegasus an affiliate of Pegasus on such date.

       15. COVENANTS, ETC. DEEMED MATERIAL. All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

       16. SOLE AGREEMENT; AMENDMENTS This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto, and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts provided, however, that no such amendment may have the effect of changing the provisions for determining the number or value of shares to be paid to the Pegasus Fund's shareholders under Sections I(b) and II(4)(b) this Agreement to the material detriment of such shareholder's without their further approval.

       17. AGREEMENT AND DECLARATION OF TRUST The names "Pegasus Funds" and "Trustees of Pegasus Funds" refer respectively to Pegasus and the Trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust, to which reference is hereby made and a copy of which is on file at the office of the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of "Pegasus Funds" entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of Pegasus personally, but bind only the assets of Pegasus, and all persons dealing with any of the series or funds of Pegasus, such as Pegasus Funds, must look solely to the assets of Pegasus belonging to such series or funds for the enforcement of any claims against Pegasus.

       The names "The One Group" and "Trustees of The One Group" refer respectively to One Group and the Trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated May 23, 1985 to which reference is hereby made and a copy of which is on file at the office of the Secretary of The Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of "The One Group" entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, Shareholders or representatives of One Group personally, but bind only the assets of One Group, and all persons dealing with any series or fund of One Group, such as the One Group Funds, must look solely to the assets of One Group belonging to such series for the enforcement of any claims against One Group.

       This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

                                  PEGASUS FUNDS

                                  By:
                                      -------------------------------

                                  THE ONE GROUP

                                  By:
                                      -------------------------------

                                  APPENDIX II



                    COMPARATIVE FEE TABLE FOR EACH PORTFOLIO


                                                Pegasus                       One Group
                                             Money Market                    Prime Money                     Combined
                                                 Fund                      Market Fund(1)                 Fund Pro Forma
                                             ------------                  --------------                 --------------

                                      Class A    Class B    Class I    Class A  Class B  Class I   Class A     Class B   Class I
                                      Shares     Shares     Shares     Shares   Shares   Shares    Shares      Shares    Shares
SHAREHOLDER TRANSACTION EXPENSES*
  Maximum Sales Charge Imposed on
   Purchases (as a percentage of
   offering price)                    None       None       None       None     None     None       None       None       None
  Sales Charge on Reinvested
   Dividends                          None       None       None       None     None     None       None       None       None
  Maximum Contingent Deferred Sales
   Charge (as a percentage of
   original purchase price or
   redemption proceeds, as
   applicable)                        None       None+      None       None     5.00%    None       None       5.00%      None
  Redemption Fees                     None       None       None       None     None     None       None       None       None
  Exchange Fees                       None       None       None       None     None     None       None       None       None

ANNUAL OPERATING EXPENSES
   (as a percentage of average daily
   net assets)

Advisory Fees (after fee
   waivers)(2)                         .27%       .27%       .27%       .35%     .35%     .35%       .32%       .32%       .32%
12b-1 Fees(3)                          None       .75%       None       .25%    1.00%     None       .25%      1.00%       None
Other Expenses (after fee
   waivers)(4)                         .48%       .48%       .23%       .17%     .17%     .17%       .20%       .20%       .20%
Total Fund Operating Expenses
   (after fee waivers)(5,6)            .75%      1.50%       .50%       .77%    1.52%     .52%       .77%      1.52%       .52%

--------------------------

* If shares of the One Group Prime Money Market Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

+ Shares of the Pegasus Money Market Fund acquired through an exchange of shares offered with a CDSC will be subject to a CDSC of up to a maximum of 5% upon redemption in accordance with the Prospectus for the particular B shares. See "How to Redeem Shares."

(1)      Expense information has been restated to reflect current fees.

(2) Without the fee waiver, Advisory Fees for the Combined Fund would be .35% for all classes of shares.

(3) Due to 12b-1 Fees, long-term Class A and Class B shareholders of the One Group Prime Money Market Fund, Class B shareholders of the Pegasus Money Market Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. The amount of 12b-1 Fees shown for the One Group Prime Money Market Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Money Market Fund are reflected under "Other Expenses."

(4) Without the fee waivers, Other Expenses for the Combined Fund would be .22% for all classes of shares.

(5) The Investment Adviser of the Pegasus Money Market Fund has voluntarily agreed to limit the Total Fund Operating Expenses to .75%, 1.50% and .50%, respectively, for the Class A, Class B and Class I shares.

(6) Without the voluntary reduction of Advisory Fees and expense reimbursement arrangements, Total Fund Operating Expenses would be .77% for Class A shares, 1.52% for Class B shares, and .52% for Class I shares of the Pegasus Money Market Fund and .82% for Class A shares, 1.57% for Class B shares, and .57% for Class I shares of the Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                  1 Year            3 Years           5 Years       10 Years
                                                  ------            -------           -------       --------

Pegasus Money Market Fund
      Class A Shares                                $ 8               $24              $42          $93
      Class A Shares (without fee waivers)          $ 8               $25              $43          $95
      Class B Shares                                $65/$15*          $77/$47*         $102/$82*    $149
      Class B Shares (without fee waivers)          $65/$15*          $78/$48*         $103/$83*    $151**
      Class I Shares                                $ 5               $16              $28          $63
      Class I Shares (without fee waivers)          $ 5               $17              $29          $65

One Group Prime Money Market Fund
      Class A Shares                                $ 8               $25              $43          $95
      Class B Shares                                $65/$15*          $78/$48*         $103/$83*    $161**
      Class I Shares                                $ 5               $17              $29          $65

Combined Fund Pro Forma
      Class A Shares                                $ 8               $25              $43          $95
      Class A Shares (without fee waivers)          $ 8               $26              $46          $101
      Class B Shares                                $65/$15*          $78/$48*         $103/$83*    $161**
      Class B Shares (without fee waivers)          $66/$16*          $80/$50*         $106/$86*    $167**
      Class I Shares                                $ 5               $17              $29          $65
      Class I Shares (without fee waivers)          $ 6               $18              $32          $71

 * Assuming no redemption of Class B shares.

** Class B shares of the One Group Prime Money Market Fund and the Combined Fund automatically convert to Class A Shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

                                              Pegasus               One Group
                                          Treasury Money      U.S. Treasury Securities             Combined
                                            Market Fund         Money Market Fund(1)            Fund Pro Forma
                                          --------------      -----------------------           --------------

                                        Class A     Class I    Class A  Class B  Class I   Class A  Class B  Class I
                                        Shares      Shares     Shares   Shares   Shares    Shares   Shares   Shares
SHAREHOLDER TRANSACTION EXPENSES*
  Maximum Sales Charge Imposed on
   Purchases (as a percentage of
   offering price)                      None         None       None     None     None      None     None     None
  Sales Charge on Reinvested
   Dividends                            None         None       None     None     None      None     None     None
  Maximum Contingent Deferred Sales
   Charge (as a percentage of
   original purchase price or
   redemption proceeds,
   as applicable)                       None         None       None     5.00%    None      None     5.00%    None
  Redemption Fees                       None         None       None     None     None      None     None     None
  Exchange Fees                         None         None       None     None     None      None     None     None

ANNUAL OPERATING EXPENSES
  (as a percentage of average daily
  net assets)

Advisory Fees (after fee waivers)(2)    .30%         .30%       .35%      .35%    .35%      .32%      .32%    .32%
12b-1 Fees(3)                           None         None       .25%     1.00%    None      .25%     1.00%    None
Other Expenses                          .43%         .18%       .17%      .17%    .17%      .18%      .18%    .18%
Total Fund Operating Expenses
   (after fee waivers)(4,5)             .73%         .48%       .77%     1.52%    .52%      .75%     1.50%    .50%

--------------------------

* If shares of the One Group U.S. Treasury Securities Money Market Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

(1)      Expense information has been restated to reflect current fees.

(2) Without the fee waiver, Advisory Fees for the Combined Fund would be .35% for all classes of shares.

(3) Due to 12b-1 Fees, long-term Class A and Class B shareholders of the One Group U.S. Treasury Securities Money Market Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. The amount of 12b-1 Fees shown for the One Group U.S. Treasury Securities Money Market Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A shareholders of the Pegasus Treasury Money Market Fund are reflected under "Other Expenses."

(4) The Investment Adviser of the Pegasus Treasury Money Market Fund has voluntarily agreed to limit the Total Fund Operating Expenses to .75% and .50%, respectively, for the Class A and Class I shares.

(5) Without the voluntary reduction of Advisory Fees, Total Fund Operating Expenses would be .78% for Class A shares, 1.53% for Class B shares, and .53% for Class I shares for the Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:


                                                  1 Year            3 Years           5 Years          10 Years
                                                  ------            -------           -------          --------
Pegasus Treasury Money Market Fund
      Class A Shares                                $ 7               $23              $41              $91
      Class I Shares                                $ 5               $15              $27              $60

One Group U.S. Treasury Securities Money
Market Fund
      Class A Shares                                $ 8               $25              $43              $99
      Class B Shares                                $65/$15*          $78/$48*         $103/$83*        $161**
      Class I Shares                                $ 5               $17              $29              $65

Combined Fund Pro Forma
      Class A Shares                                $ 8               $24              $42              $93
      Class A Shares (without fee waivers)          $ 8               $25              $43              $97
      Class B Shares                                $65/$15*          $78/$48*         $103/$83*        $161**
      Class B Shares (without fee waivers)          $66/$16*          $78/$48*         $103/$83*        $162**
      Class I Shares                                $ 5               $16              $28              $63
      Class I Shares (without fee waivers)          $ 5               $17              $30              $66

 * Assuming no redemption of Class B shares.

** Class B shares of the One Group U.S. Treasury Securities Money Market Fund and the Combined Fund automatically convert to Class A Shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

                                              Pegasus                  One Group
                                          Municipal Money            Municipal Money              Combined
                                          Market Fund(1)             Market Fund(1)            Fund Pro Forma
                                          --------------             --------------            --------------

                                        Class A      Class I      Class A       Class I      Class A      Class I
                                        Shares       Shares       Shares        Shares       Shares       Shares
SHAREHOLDER TRANSACTION EXPENSES*
  Maximum Sales Charge Imposed on
   Purchases (as a percentage of
   offering price)                      None         None         None          None         None         None
  Sales Charge on Reinvested
   Dividends                            None         None         None          None         None         None
  Maximum Contingent Deferred
   Sales Charge (as a percentage
   of original purchase price or
   redemption proceeds, as
   applicable)                          None         None         None          None         None         None
  Redemption Fees                       None         None         None          None         None         None
  Exchange Fees                         None         None         None          None         None         None

ANNUAL OPERATING EXPENSES
  (as a percentage of average daily
  net assets)

Advisory Fees (after fee waivers)(2)    .30%         .30%         .27%          .27%         .25%         .25%
12b-1 Fees(3)                           None         None         .25%          None         .25%         None
Other Expenses (after fee waivers)(4)   .43%         .18%         .20%          .20%         .20%         .20%
Total Fund Operating Expenses
  (after fee waivers)(5,6)              .73%         .48%         .72%          .47%         .70%         .45%

--------------------------

* If shares of the One Group Municipal Money Market Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from the redemption amounts paid by wire.

(1)      Expense information has been restated to reflect current fees.

(2) Without the fee waivers, Advisory Fees for the One Group Municipal Money Market Fund and Combined Fund would be .35% for all classes of shares.

(3) Due to 12b-1 Fees, long-term Class A shareholders of the One Group Municipal Money Market Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. The amount of 12b-1 Fees shown for the One Group Municipal Money Market Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A shareholders of the Pegasus Municipal Money Market Fund are reflected under "Other Expenses."

(4) Without the fee waiver, Other Expenses for the Combined Fund would be 22% for all classes of shares.

(5) The Investment Adviser of the Pegasus Municipal Money Market Fund has voluntarily agreed to limit the Total Fund Operating Expenses to .75% and .50%, respectively, for the Class A and Class I shares.

(6) Without the voluntary reduction of Investment Advisory Fees and expense reimbursement arrangements, Total Fund Operating Expenses would be .80% for Class A shares and .55% for Class I shares of the One Group Municipal Money Market and .82% for Class A and .57% for Class I shares of the Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                  1 Year            3 Years           5 Years          10 Years
                                                  ------            -------           -------          --------
Pegasus Municipal Money Market Fund
      Class A Shares                                $ 7               $23              $41              $91
      Class I Shares                                $ 5               $15              $27              $60

One Group Municipal Money Market Fund
      Class A Shares                                $ 7               $23              $40              $89
      Class A Shares (without fee waivers)          $ 8               $26              $44              $99
      Class I Shares                                $ 5               $15              $26              $59
      Class I Shares (without fee waivers)          $ 6               $18              $31              $69

Combined Fund Pro Forma
      Class A Shares                                $ 7               $22              $39              $87
      Class A Shares (without fee waivers)          $ 8               $26              $46              $101
      Class I Shares                                $ 5               $14              $25              $57
      Class I Shares (without fee waivers)          $ 6               $18              $32              $71

                                              Pegasus                  One Group
                                        Michigan Municipal        Michigan Municipal             Combined
                                         Money Market Fund        Money Market Fund*          Fund Pro Forma
                                         -----------------        ------------------          --------------

                                        Class A      Class I      Class A       Class I      Class A      Class I
                                        Shares       Shares       Shares        Shares       Shares       Shares

SHAREHOLDER TRANSACTION EXPENSES**
  Maximum Sales Charge Imposed on
   Purchases (as a percentage of
   offering price)                      None         None         None          None         None         None
  Sales Charge on Reinvested
   Dividends                            None         None         None          None         None         None
  Maximum Contingent Deferred Sales
   Charge (as a percentage of
   original purchase price or
   redemption proceeds, as
   applicable)                          None         None         None          None         None         None
  Redemption Fees                       None         None         None          None         None         None
  Exchange Fees                         None         None         None          None         None         None

ANNUAL OPERATING EXPENSES
  (as a percentage of average daily
  net assets)

Advisory Fees (after fee waivers)(1)    .27%         .27%         .27%          .27%         .27%         .27%
12b-1 Fees (after fee waivers)(2)       None         None         .25%          None         .25%         None
Other Expenses (after fee waivers)(3)   .48%         .23%         .22%          .22%         .22%         .22%
Total Fund Operating Expenses
  (after fee waivers)(4)                .75%         .50%         .74%          .49%         .74%         .49%

--------------------------

* The One Group Michigan Municipal Money Market Fund has not yet commenced operations. The One Group Michigan Municipal Money Market Fund will continue the operations of the Pegasus Michigan Municipal Money Market Fund upon consummation of the Reorganization relating to that Fund.

** If shares of the One Group Michigan Municipal Money Market Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and charge will be deducted from the redemption amounts paid by wire.

(1) Without the fee waivers, Advisory Fees for the One Group Michigan Municipal Money Market Fund and Combined Fund would be .35% for all classes of shares.

(2) Due to 12b-1 Fees, long-term Class A shareholders of the One Group Michigan Municipal Money Market Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted under the rules of The National Association of Securities Dealer. The amount of 12b-1 fees shown for the One Group Michigan Municipal Money Market Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A shareholders of the Pegasus Michigan Municipal Money Market Fund are reflected under "Other Expenses."

(3) Other Expenses for the One Group Michigan Municipal Money Market Fund and Combined Fund are based on estimated amounts for the current fiscal year. Without the fee waiver, Other Expenses for the One Group Michigan Municipal Money Market Fund and Combined Fund would be .24% for all classes of shares.

(4) The Investment Adviser of the Pegasus Michigan Municipal Money Market Fund has voluntarily agreed to limit the Total Fund Operating Expenses to .75% and .50%, respectively, for the Class A and Class I shares. Without the voluntary reduction of investment advisory fees and expense reimbursement arrangements, Total Fund Operating Expenses would be .76% for Class A shares and .51% for Class I shares of the Pegasus Michigan Municipal Money Market Fund. Without a voluntary reduction of Advisory Fees and other expense reimbursement arrangements, Total Fund Operating Expenses for the One Group Michigan Municipal Money Market Fund and Combined Fund would be .84% for Class A shares and .59% for Class I shares.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                  1 Year            3 Years           5 Years          10 Years
                                                  ------            -------           -------          --------

Pegasus Michigan Municipal Money Market Fund
      Class A Shares                                $ 8               $24              $42              $93
      Class A Shares (without fee waivers)          $ 8               $24              $42              $94
      Class I Shares                                $ 5               $16              $28              $63
      Class I Shares (without fee waivers)          $ 5               $16              $29              $64

One Group Michigan Municipal Money Market Fund
      Class A Shares                                $ 8               $24              $41              $92
      Class A Shares (without fee waivers)          $ 9               $27              $47              $104
      Class I Shares                                $ 5               $16              $27              $62
      Class I Shares (without fee waivers)          $ 6               $19              $33              $74

Combined Fund Pro Forma
      Class A Shares                                $ 8               $24              $41              $92
      Class A Shares (without fee waivers)          $ 9               $27              $47              $104
      Class I Shares                                $ 5               $16              $27              $62
      Class I Shares (without fee waivers)          $ 6               $19              $33              $74

                                                                  One Group
                                                Pegasus         Cash Management
                                            Cash Management       Money Market          Combined
                                                 Fund                Fund*          Fund Pro Forma
                                            ---------------     ----------------    --------------

                                      Institutional   Service   Class I  Class A   Class I    Class A
                                      Shares          Shares    Shares   Shares    Shares     Shares
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on
   Purchases (as a percentage of
   offering price)                    None            None      None     None      None       None

ANNUAL OPERATING EXPENSES
  (as a percentage of average daily
  net assets)

Advisory Fees (after fee
  waivers)(1)                         .16%           .16%       .16%     .16%      .16%       .16%
12b-1 Fees(2)                         None           .25%       None     .25%      None       .25%
Other Expenses (after fee
  waivers)(3)                         .19%           .19%       .18%     .18%      .18%       .18%
Total Fund Operating Expenses
  (after fee waivers and/or
  expense reimbursements)(4)          .35%           .60%       .34%     .59%      .34%       .59%

--------------------------

* The One Group Cash Management Money Market Fund has not yet commenced investment operations. The One Group Cash Management Money Market Fund will continue the operations of the Pegasus Cash Management Fund upon consummation of the Reorganization relating to that Fund.

+ If shares of the One Group Cash Management Money Market Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $7.00 charge will be deducted from the redemption amounts paid by wire.

(1) Without Advisory Fee waivers, Advisory Fees for the Pegasus Cash Management Fund, the One Group Cash Management Money Market Fund and Combined Fund would be .20% for all classes of shares.

(2) The amount of 12b-1 Fees shown for the One Group Cash Management Money Market Fund and Combined Fund includes fees for shareholder servicing and distribution.

(3) Other Expenses for the One Group Cash Management Money Market Fund and Combined Fund are based on estimated amounts for this current fiscal year. Without the fee waiver, Other Expenses for the One Group Cash Management Money Market Fund and Combined Fund would be .19% for all classes of shares.

(4) Without Advisory Fee waivers and expense reimbursement arrangements, Total Fund Operating Expenses for the Pegasus Cash Management Fund would be .39% for the Institutional Shares and .64% for the Service Shares. Without Advisory Fee Waivers, Total Fund Operating Expenses for the One Group Cash Management Money Market Fund and Combined Fund would be .39% for Class I and .64% for Class A shares.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment,
(1) 5% annual return, and (2) redemption at the end of the following periods:

                                                  1 Year            3 Years           5 Years          10 Years
                                                  ------            -------           -------          --------

Pegasus Cash Management Fund
      Institutional Shares                          $4                $11              $20              $44
      Institutional Shares (without fee waivers)    $4                $13              $22              $49
      Service Shares                                $6                $19              $33              $75
      Service Shares (without fee waivers)          $7                $20              $36              $80

One Group Cash Management Money Market Fund
      Class I Shares                                $3                $11              $19              $43
      Class I Shares (without fee waivers)          $4                $13              $22              $49
      Class A Shares                                $6                $19              $33              $74
      Class A Shares (without fee waivers)          $7                $20              $36              $80

Combined Fund Pro Forma
      Class I Shares                                $3                $11              $19              $43
      Class I Shares (without fee waivers)          $4                $13              $22              $49
      Class A Shares                                $6                $19              $33              $74
      Class A Shares (without fee waivers)          $7                $20              $36              $80

                                                                   One Group
                                              Pegasus             Treasury Cash
                                           Treasury Cash            Management          Combined
                                          Management Fund        Money Market Fund*   Fund Pro Forma
                                          ---------------        ------------------   --------------

                                      Institutional   Service    Class I    Class A   Class I    Class A
                                      Shares          Shares     Shares     Shares    Shares     Shares

PEGASUS TRANSACTION EXPENSES-
  Maximum Sales Charge Imposed on
   Purchases (as a percentage of
   offering price)                    None            None       None       None      None       None

ANNUAL OPERATING EXPENSES
  (as a percentage of average daily
  net assets)

Advisory Fees (after fee
  waivers)(1)                         .17%            .17%       .17%       .17%      .17%       .17%
12b-1 Fees(2)                         None            .25%       None       .25%      None       .25%
Other Expenses (after fee
  waivers)(3)                         .18%            .18%       .17%       .17%      .17%       .17%
Total Fund Operating Expenses
  (after fee waivers and/or
  expense reimbursements)(4)          .35%            .60%       .34%       .59%      .34%       .59%

--------------------------

* The One Group Treasury Cash Management Money Market Fund has not yet commenced operations. The One Group Treasury Cash Management Money Market Fund will continue the operations of the Pegasus Treasury Cash Management Fund upon consummation of the Reorganization relating to that Fund.

+ If shares of the One Group Treasury Cash Management Money Market Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $7.00 charge is deducted from the redemption amounts paid by wire.

(1) Without Advisory Fee waivers, Advisory Fees for the Pegasus Treasury Cash Management Fund, the One Group Treasury Cash Management Fund and Combined Fund would be .20% for all classes of shares.

(2) The amount of 12b-1 Fees shown for the One Group Treasury Cash Management Money Market Fund and Combined Fund includes fees for shareholder servicing and distribution.

(3) Other Expenses for the One Group Treasury Cash Management Money Market Fund and Combined Fund are based on estimated amounts for the current fiscal year. Without the fee waiver, Other Expenses for the One Group Treasury Cash Management Money Market Fund and Combined Fund would be .18% for all classes of shares.

(4) Without Advisory Fee Waivers and expense reimbursement arrangements, Total Fund Operating Expenses would be .38% for the Institutional Shares and .63% for the Service Shares of the Pegasus Treasury Cash Management Fund and .38% for the Class I Shares and .63% for the Class A Shares of the One Group Treasury Cash Management Money Market Fund and Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment,
(1) 5% annual return, and (2) redemption at the end of the following periods:

                                                  1 Year            3 Years           5 Years          10 Years
                                                  ------            -------           -------          --------

Pegasus Treasury Cash Management Fund
      Institutional Shares                          $4                $11              $20              $44
      Institutional Shares (without fee waivers)    $4                $12              $21              $48
      Service Shares                                $6                $19              $33              $75
      Service Shares (without fee waivers)          $6                $20              $35              $79

One Group Treasury Cash Management Money Market
Fund
      Class I Shares                                $3                $11              $19              $43
      Class I Shares (without fee waivers)          $4                $12              $21              $48
      Class A Shares                                $6                $19              $33              $74
      Class A Shares (without fee waivers)          $6                $20              $35              $79


Combined Fund Pro Forma
      Class I Shares                                $3                $11              $19              $43
      Class I Shares (without fee waivers)          $4                $12              $21              $48
      Class A Shares                                $6                $19              $33              $74
      Class A Shares (without fee waivers)          $6                $20              $35              $79

                                                                   One Group
                                            Pegasus            Treasury Prime Cash
                                       Treasury Prime Cash          Management          Combined
                                         Management Fund        Money Market Fund*    Fund Pro Forma
                                       -------------------     -------------------    --------------

                                      Institutional  Service    Class I    Class A   Class I   Class A
                                      Shares         Shares     Shares     Shares    Shares    Shares
SHAREHOLDER TRANSACTION EXPENSES+
  Maximum Sales Charge Imposed on
   Purchases (as a percentage of
   offering price)                    None           None       None       None      None      None

ANNUAL OPERATING EXPENSES
  (as a percentage of average daily
  net assets)

Advisory Fees (after fee
   waivers)(1)                        .15%           .15%       .15%       .15%      .15%      .15%
12b-1 Fees(2)                         None           .25%       None       .25%      None      .25%
Other Expenses
  (after fee waiver and/or
  expense reimbursements)(3)          .20%           .20%       .19%       .19%      .19%      .19%
Total Fund Operating Expenses
   (after fee waivers and/or
   expense reimbursements)(4)         .35%           .60%       .34%       .59%      .34%      .59%

--------------------------

* The One Group Treasury Prime Cash Management Money Market Fund has not yet commenced operations. The One Group Treasury Prime Cash Management Money Market Fund will continue the operations of the Pegasus Treasury Prime Cash Management Fund upon consummation of the Reorganization relating to that Fund.

+ If shares of the One Group Treasury Prime Cash Management Money Market Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $7.00 charge will be deducted from the redemption amounts paid by wire.

(1) Without Advisory Fee waivers, Advisory Fees would be .20% for the Pegasus Treasury Prime Cash Management Fund and .20% for the One Group Treasury Prime Cash Management Money Market Fund and the Combined Fund for all classes of shares.

(2) The amount of 12b-1 Fees shown for the One Group Treasury Prime Cash Management Money Market Fund and Combined Fund includes fees for shareholder servicing and distribution.

(3) Other Expenses for the One Group Treasury Prime Cash Management Money Market Fund and Combined Fund are based on estimated amounts for the current fiscal year. Without the fee waiver, Other Expenses for the One Group Treasury Prime Cash Management Money Market Fund and Combined Fund would be .20% for all classes of shares.

(4) Without Advisory Fee waivers and expense reimbursement arrangements, Total Fund Operating Expenses would be .40% for the Institutional Shares and .65% for the Service Shares of the Pegasus Treasury Prime Cash Management Fund. Without waivers, Total Fund Operating Expenses for the One Group Treasury Prime Cash Management Money Market Fund and Combined Fund would be .40% for the Class I shares and .65% for Class A shares.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment,
(1) 5% annual return, and (2) redemption at the end of the following periods:

                                                  1 Year            3 Years           5 Years          10 Years
                                                  ------            -------           -------          --------

Pegasus Treasury Cash Management Fund
      Institutional Shares                          $4                $11              $20              $44
      Institutional Shares (without fee waivers)    $4                $13              $22              $51
      Service Shares                                $6                $19              $33              $75
      Service Shares (without fee waivers)          $7                $21              $36              $81

One Group Treasury Cash Management Money
Market Fund
      Class I Shares                                $3                $11              $19              $43
      Class I Shares (without fee waivers)          $4                $13              $22              $51
      Class A Shares                                $6                $19              $33              $74
      Class A Shares (without fee waivers)          $7                $21              $36              $81

Combined Fund Pro Forma
      Class I Shares                                $3                $11              $19              $43
      Class I Shares (without fee waivers)          $4                $13              $22              $51
      Class A Shares                                $6                $19              $33              $74
      Class A Shares (without fee waivers)          $7                $21              $36              $81

                                            Pegasus                One Group
                                         U.S. Government   U.S. Government Securities
                                         Securities Cash         Cash Management        Combined
                                         Management Fund        Money Market Fund*    Fund Pro Forma
                                         ---------------        ------------------    --------------

                                      Institutional   Service    Class I    Class A   Class I   Class A
                                      Shares          Shares     Shares     Shares    Shares    Shares
SHAREHOLDER TRANSACTION EXPENSES+
  Maximum Sales Charge Imposed on
   Purchases (as a percentage of
   offering price)                    None            None       None       None      None      None

ANNUAL OPERATING EXPENSES
  (as a percentage of average daily
  net assets)

Advisory Fees (after fee
   waivers)(1)                        .18%            .18%       .18%       .18%      .18%      .18%
12b-1 Fees (2)                        None            .25%       None       .25%      None      .25%
Other Expenses
  (after fee waivers and/or
  expense reimbursements)(3)          .17%            .17%       .17%       .17%      .17%      .17%
Total Fund Operating Expenses
  (after fee  waivers and/or
  expense reimbursements)(4)          .35%            .60%       .35%       .60%      .35%      .60%

--------------------------

* The One Group U.S. Government Securities Cash Management Money Market Fund has not yet commenced investment operations. The One Group U.S. Government Securities Cash Management Money Market Fund will continue the operations of the Pegasus U.S. Government Securities Cash Management Fund upon consummation of the Reorganization relating to that Fund.

+ If shares of the One Group U.S. Government Securities Money Market Cash Management Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $7.00 charge will be deducted from the redemption amounts paid by wire.

(1) Without fee waivers, Advisory Fees would be .20% for the Pegasus U.S. Government Securities Cash Management Fund, the One Group U.S. Government Securities Cash Management Money Market Fund and Combined Fund for all classes of shares.

(2) The amount of 12b-1 Fees shown for the Combined Fund includes fees for shareholder servicing and distribution.

(3) Other Expenses for the One Group U.S. Government Securities Cash Management Money Market Fund and Combined Fund are based on estimated amounts for the current fiscal year. Without the fee waiver, Other Expenses for the One Group U.S. Government Securities Cash Management Money Market Fund and Combined Fund would be .18% for all classes of shares.

(4) Without Advisory Fee waivers and expense reimbursement arrangements, Total Fund Operating Expenses would be .37% for the Institutional Shares and .62% for the Service Shares of the Pegasus U.S. Government Securities Prime Cash Management Fund. Without Advisory Fee waivers, Total Fund Operating Expenses would be .38% for the Class I shares and .63% for Class A shares of the One Group U.S. Government Securities Cash Management Money Market Fund and Combined Fund.


EXAMPLE: An investor would pay the following expenses on a $1,000 investment,
(1) 5% annual return, and (2) redemption at the end of the following periods:


                                                  1 Year            3 Years           5 Years          10 Years
                                                  ------            -------           -------          --------

Pegasus U.S. Government
  Securities Cash Management Fund
      Institutional Shares                          $4                $11              $20              $44
      Institutional Shares (without fee waivers)    $4                $12              $21              $47
      Services Shares                               $6                $19              $33              $75
      Services Shares (without fee waivers)         $6                $20              $35              $77

One Group U.S. Government Securities
  Cash Management Money Market Fund
      Class I Shares                                $4                $11              $20              $44
      Class I Shares (without fee waivers)          $4                $12              $21              $48
      Class A Shares                                $6                $19              $33              $75
      Class A Shares (without fee waivers)          $6                $20              $35              $79

Combined Fund Pro Forma
      Class I Shares                                $4                $11              $20              $44
      Class I Shares (without fee waivers)          $4                $12              $21              $48
      Class A Shares                                $6                $19              $33              $75
      Class A Shares (without fee waivers)          $6                $20              $35              $79

                                              Pegasus                One Group
                                           Municipal Cash     Municipal Cash Management    Combined
                                           Management Fund       Money Market Fund*      Fund Pro Forma
                                           ---------------    -------------------------  --------------

                                      Institutional   Service    Class I    Class A    Class I    Class A
                                      Shares          Shares     Shares     Shares     Shares     Shares
SHAREHOLDER TRANSACTION EXPENSES+
  Maximum Sales Charge Imposed on
   Purchases (as a percentage of
   offering price)                    None            None       None       None       None       None

ANNUAL OPERATING EXPENSES
  (as a percentage of average daily
  net assets)

Advisory Fees (after fee
  waivers)(1)                         .17%            .17%       .17%       .17%       .17%       .17%
12b-1 Fees (after fee waivers)(2)     None            .25%       None       .25%       None       .25%
Other Expenses
  (after fee waivers and/or
  expense reimbursements)(3)          .18%            .18%       .17%       .17%       .17%       .17%
Total Fund Operating Expenses
  (after fee waivers and/or
  expense reimbursements)(4)          .35%            .60%       .34%       .59%       .34%       .59%

--------------------------

* The One Group Municipal Cash Management Money Market Fund has not yet commenced investment operations. The One Group Municipal Cash Management Money Market Fund will continue the operations of the Pegasus Municipal Cash Management Fund upon consummation of the Reorganization relating to that Fund.

+ If shares of the One Group Municipal Cash Management Money Market Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $7.00 charge will be deducted from the redemption amounts paid by wire.

(1) Without Advisory Fee waivers, Advisory Fees would be .20% for the Pegasus Municipal Cash Management Fund and the One Group Municipal Cash Management Money Market Fund and Combined Fund for all classes of shares.

(2) The amount of 12b-1 Fees shown for the One Group Municipal Cash Management Money Market Fund and Combined Fund includes fees for shareholder servicing and distribution.

(3) Other Expenses for the One Group Municipal Cash Management Money Market Fund and Combined Fund are based on estimated amounts for the current fiscal year. Without the fee waiver, Other Expenses for the One Group Municipal Cash Management Money Market Fund and Combined Fund would be .18% for all classes of shares.

(4) Without Advisory Fee waivers and expense reimbursement arrangements, Total Fund Operating Expenses would be .38% for the Institutional Shares and .63% for the Service Shares of the Pegasus Municipal Cash Management Fund. Without Advisory Fee waivers and expense reimbursement arrangements, Total Fund Operating Expenses would be .38% for Class I shares and .63% for Class A shares of the One Group Municipal Cash Management Money Market Fund and Combined Fund. The following examples are calculated using Combined total operating expenses.


EXAMPLE: An investor would pay the following expenses on a $1,000 investment,
(1) 5% annual return, and (2) redemption at the end of the following periods:


                                                  1 Year            3 Years           5 Years          10 Years
                                                  ------            -------           -------          --------
Pegasus Municipal Cash Management Fund
      Institutional Shares                          $4                $11              $20              $44
      Institutional Shares (without fee waivers)    $4                $12              $21              $48
      Service Shares                                $6                $19              $33              $75
      Service Shares (without fee waivers)          $6                $20              $35              $79

One Group Municipal Cash Management Money
Market Fund
      Class I Shares                                $3                $11              $19              $43
      Class I Shares (without fee waivers)          $4                $12              $21              $48
      Class A Shares                                $6                $19              $33              $74
      Class A Shares (without fee waivers)          $6                $20              $35              $79

Combined Fund Pro Forma
      Class I Shares                                $3                $11              $19              $43
      Class I Shares (without fee waivers)          $4                $12              $21              $48
      Class A Shares                                $6                $19              $33              $74
      Class A Shares (without fee waivers)          $6                $20              $35              $79

                                                Pegasus                         One Group
                                            Managed Assets                 Investor Balanced             Combined
                                          Conservative Fund++                   Fund (1)              Fund Pro Forma
                                          -------------------              ------------------          --------------

                                      Class A    Class B    Class I    Class A   Class B  Class I  Class A   Class B   Class I
                                      Shares     Shares     Shares     Shares    Shares   Shares   Shares    Shares    Shares
SHAREHOLDER TRANSACTION EXPENSES*
  Maximum Sales Charge Imposed on
   Purchases (as a percentage of
   offering price)                    5.00%      None       None       4.50%     None     None     5.25%     None      None
  Sales Charge on Reinvested
   Dividends                          None       None       None       None      None     None     None      None      None
  Maximum Contingent Deferred
   Sales Charge (as a percentage
   of original purchase price or
   redemption proceeds, as
   applicable)                        None+      5.00%      None       None+     5.00%    None     None+     5.00%     None
  Redemption Fees                     None       None       None       None      None     None     None      None      None
  Exchange Fees                       None       None       None       None      None     None     None      None      None

ANNUAL OPERATING EXPENSES
  (as a percentage of average daily
  net assets)

Advisory Fees(2)                       .52%       .52%       .52%       .05%      .05%    .05%      .05%      .05%     .05%
12b-1 Fees (after fee waivers)(3)     None        .75%      None        .25%     1.00%    None      .25%     1.00%     None
Other Expenses
  (after fee waivers and/or
  expense reimbursements)              .73%       .73%       .48%       .15%      .15%    .15%      .15%      .15%     .15%
Total Fund Operating Expenses
  (after fee waivers and/or
  expense reimbursements)(4,5,6)      1.25%      2.00%      1.00%       .45%     1.20%    .20%      .45%     1.20%     .20%

--------------------------

* If shares of the One Group Investor Balanced Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from the redemption amounts paid by wire.

+ A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

++ Expenses for the Pegasus Managed Assets Conservative Fund include expenses borne indirectly by the Fund in connection with its investments in the Underlying Funds. There is no layering of fees.

(1)      Expense information has been restated to reflect current fees.

(2) Without Advisory Fee waivers, Advisory Fees for the Pegasus Managed Assets Conservative Fund would be .65% for all classes of shares.

(3) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Managed Assets Conservative Funds and Class A and Class B shareholders of the One Group Investor Balanced and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees would be .35% for Class A shares of the One Group Investor Balanced Fund and Combined Fund. The amount of 12b-1 Fees shown for the One Group Investor Balanced Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Managed Assets Conservative Fund are reflected under "Other Expenses."

(4) The Investment Adviser of the Pegasus Managed Assets Conservative Fund has voluntarily agreed to limit the total operating expenses to 1.25%, 2.00% and 1.00%, respectively, for the Class A, Class B and Class I shares.

(5) Without the voluntary reduction of Investment Advisory, 12b-1 Fees and other expenses, Total Fund Operating Expenses would be 1.38% for Class A Shares, 2.13% for Class B Shares, and 1.13% for Class I Shares of the Pegasus Managed Assets Conservative Fund. Without the voluntary reduction of 12b-1 fees, Total Fund Operating Expenses for Class A shares of the One Group Investor Balanced and Combined Fund would be .55%.

(6) After combining the Total Fund Operating Expenses of the One Group Investor Balanced Fund and Combined Fund with those of the Underlying Funds, the estimated average weighted expense ratio is 1.23% for Class A shares, 1.98% for Class B shares and .98% for Class I shares. The following examples are calculated using Combined total operating expenses.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (2) redemption at the end of the following periods:

                                                  1 Year            3 Years           5 Years          10 Years
                                                  ------            -------           -------          --------
Pegasus Managed Assets Conservative Fund
      Class A Shares                                $62               $88              $115             $194
      Class A Shares (without fee waivers)          $63               $92              $122             $207
      Class B Shares                                $70/$20*          $93/$63*         $128/$109*       $204+
      Class B Shares (without fee waivers)          $72/$22*          $97/$67*         $134/$114*       $218+
      Class I Shares                                $10               $32              $55              $122
      Class I Shares (without fee waivers)          $12               $36              $62              $137

One Group Investor Balanced Fund
      Class A Shares                                $57               $83              $111             $189
      Class A Shares (without fee waivers)          $59               $88              $119             $208
      Class B Shares                                $70/$20*          $93/$63*         $128/$108*       $213**
      Class B Shares (without fee waivers)          $71/$21*          $95/$65*         $131/$111*       $223**
      Class I Shares                                $10               $32              $55              $122
      Class I Shares (without fee waivers)          $11               $34              $59              $131

Combined Fund Pro Forma
      Class A Shares                                $64               $59              $117             $194
      Class A Shares (without fee waivers)          $66               $95              $127             $215
      Class B Shares                                $70/$20*          $92/$62*         $127/$107*       $211**
      Class B Shares (without fee waivers)          $71/$21*          $95/$65*         $132/$112*       $224**
      Class I Shares                                $10               $31              $54              $120
      Class I Shares (without fee waivers)          $11               $34              $60              $132

 * Assuming no redemption of Class B shares

** Class B shares of the One Group Investor Balanced Fund and the Combined Fund automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A shares

                                                Pegasus                  One Group Investor
                                            Managed Assets                 Growth & Income               Combined
                                            Balanced Fund++                    Fund(1)                Fund Pro Forma
                                            ---------------              ------------------           --------------

                                      Class A    Class B    Class I    Class A  Class B  Class I  Class A  Class B  Class I
                                      Shares     Shares     Shares     Shares   Shares   Shares   Shares   Shares   Shares
SHAREHOLDER TRANSACTION EXPENSES*
  Maximum Sales Charge Imposed on
   Purchases (as a percentage of
   offering price)                    5.00%      None       None       4.50%    None     None     5.25%    None     None
  Sales Charge on Reinvested
   Dividends                          None       None       None       None     None     None     None     None     None
  Maximum Contingent Deferred Sales
   Charge (as a percentage of
   original purchase price or
   redemption proceeds, as
   applicable)                        None+      5.00%      None       None+    5.00%    None     None+    5.00%    None
  Redemption Fees                     None       None       None       None     None     None     None     None     None
  Exchange Fees                       None       None       None       None     None     None     None     None     None

ANNUAL OPERATING EXPENSES
  (as a percentage of average daily
  net assets)

Advisory Fees (after fee
  waivers)(2)                          .52%       .52%       .52%       .05%     .05%    .05%      .05%     .05%    .05%
12b-1 Fees (after fee
  waivers)(3)                         None        .75%      None        .25%    1.00%    None      .25%    1.00%    None
Other Expenses (after fee waivers
  and expense reimbursements)          .73%       .73%       .48%       .15%     .15%    .15%      .15%     .15%    .15%
Total Fund Operating Expenses
  (after fee waivers and/or
  expense reimbursements)(4,5,6)      1.25%      2.00%      1.00%       .45%    1.20%    .20%      .45%    1.20%    .20%

--------------------------

* If shares of the One Group Investor Growth & Income Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from the redemption amounts paid by wire.

+ A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

++ Expenses for the Pegasus Managed Assets Balanced Fund include expenses borne indirectly by the Fund in connection with its investments in the Underlying Funds. There is no layering of fees.

(1)      Expense information has been restated to reflect current fees.

(2) Without Advisory Fee waivers, Advisory Fees for the Pegasus Managed Assets Balanced Fund would be .65% for all classes of shares.

(3) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Managed Assets Balanced Fund and Class A and Class B shareholders of the One Group Investor Growth & Income and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees would be .35% for Class A shares of the One Group Investor Growth & Income Fund and Combined Fund. The amount of 12b-1 Fees shown for the One Group Investor Growth & Income Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Managed Assets Balanced Fund are reflected under "Other Expenses."

(4) The Investment Adviser of the Pegasus Managed Assets Balanced Fund has voluntarily agreed to limit the Total Fund Operating Expenses to 1.25%, 2.00% and 1.00%, respectively, for the Class A, Class B and Class I shares.

(5) Without the voluntary reduction of Investment Advisory, 12b-1 Fees and Other Expenses, Total Fund Operating Expenses would be 1.38% for Class A shares, 2.13% for Class B shares, and 1.13% for Class I shares of the Pegasus Managed Assets Balanced Fund. Without the voluntary reduction of 12b-1 Fees, Total Fund Operating Expenses would be .55% for Class A shares of the One Group Investor Growth & Income Fund and Combined Fund.

(6) After combining the Total Fund Operating Expenses of the One Group Investor Growth and Income Fund and Combined with those of the Underlying Funds, estimated average weighted expense ratio is 1.28% for Class A shares, 2.03% for Class B shares and 1.03% for Class I shares. The following examples are calculated using Combined total operating expenses.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                  1 Year            3 Years           5 Years          10 Years
                                                  ------            -------           -------          --------
Pegasus Managed Assets Balanced Fund
      Class A Shares                                $62               $88              $115             $194
      Class A Shares (without fee waivers)          $63               $92              $122             $207
      Class B Shares                                $70/$20*          $93/$63*         $128/$108*       $204+
      Class B Shares (without fee waivers)          $72/$22*          $97/$67*         $134/$114*       $218+
      Class I Shares                                $10               $32              $55              $122
      Class I Shares (without fee waivers)          $12               $36              $62              $137

One Group Investor Growth & Income Fund
      Class A Shares                                $58               $84              $113             $195
      Class A Shares (without fee waivers)          $59               $89              $121             $212
      Class B Shares                                $71/$21*          $94/$64*         $130/$110*       $219**
      Class B Shares (without fee waivers)          $71/$21*          $96/$66*         $133/$113*       $228**
      Class I Shares                                $11               $33              $58              $128
      Class I Shares (without fee waivers)          $11               $35              $61              $135

Combined Fund Pro Forma
      Class A Shares                                $65               $91              $119             $199
      Class A Shares (without fee waivers)          $67               $96              $128             $218
      Class B Shares                                $71/$21*          $94/$64*         $129/$109*       $217**
      Class B Shares (without fee waivers)          $71/$21*          $96/$66*         $133/$113*       $228**
      Class I Shares                                $11               $33              $57              $126
      Class I Shares (without fee waivers)          $11               $35              $61              $135

 * Assuming no redemption of Class B shares

** Class B shares of the One Group Investor Growth & Income Fund and the
   Combined Fund automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A shares

                                              Pegasus                  One Group
                                           Managed Assets           Investor Growth                Combined
                                           Growth Fund++                Fund(1)                 Fund Pro Forma
                                           -------------            ---------------             --------------

                                      Class A  Class B  Class I  Class A  Class B  Class I  Class A  Class B  Class I
                                      Shares   Shares   Shares   Shares   Shares   Shares   Shares   Shares   Shares
SHAREHOLDER TRANSACTION EXPENSES*
  Maximum Sales Charge Imposed on
   Purchases (as a percentage of
   offering price)                    5.00%     None     None     4.50%    None     None     5.25%    None     None
  Sales Charge on Reinvested
   Dividends                          None      None     None     None     None     None     None     None     None
  Maximum Contingent Deferred Sales
   Charge (as a percentage of
   original purchase price or
   redemption proceeds, as
   applicable)                        None+     5.00%    None     None+    5.00%    None     None+    5.00%    None
  Redemption Fees                     None      None     None     None     None     None     None     None     None
  Exchange Fees                       None      None     None     None     None     None     None     None     None

ANNUAL OPERATING EXPENSES
  (as a percentage of average daily
  net assets)

Advisory Fees (after fee
  waivers)(2)                          .23%      .23%     .23%     .05%     .05%    .05%      .05%     .05%    .05%
12b-1 Fees (after fee
  waivers)(3)                         None       .75%    None      .25%    1.00%    None      .25%    1.00%    None
Other Expenses                        1.02%     1.02%     .77%     .15%     .15%    .15%      .15%     .15%    .15%
Total Fund Operating Expenses
  (after fee waivers and/or
  expense reimbursements)(4,5,6)      1.25%     2.00%    1.00%     .45%    1.20%    .20%      .45%    1.20%    .20%

--------------------------

* If shares of the One Group Investor Growth Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from the redemption amounts paid by wire.

+ A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

++ Expenses for the Pegasus Managed Assets Growth Fund include expenses borne indirectly by the Fund in connection with its investments in the Underlying Funds. There is no layering of fees.

(1)      Expense information has been restated to reflect current fees.

(2) Without Advisory Fee waivers, Advisory Fees for the Pegasus Managed Assets Growth Fund would be .65% for all classes of shares.

(3) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Managed Assets Growth Fund and Class A and Class B shareholders of the One Group Investor Growth Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees would be .35% for Class A shares of the One Group Investor Growth Fund and Combined Fund. The amount of 12b-1 Fees shown for the One Group Investor Growth Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Managed Assets Growth Fund are reflected under "Other Expenses."

(4) The Investment Adviser of the Pegasus Managed Assets Growth Fund has voluntarily agreed to limit the Total Fund Operating Expenses to 1.25%, 2.00% and 1.00%, respectively, for the Class A, Class B and Class I shares.

(5) Without the voluntary reduction of Investment Advisory and 12b-1 Fees, Total Fund Operating Expenses would be 1.67% for Class A shares, 2.42% for Class B shares, and 1.42% for Class I shares of the Pegasus Managed Assets Growth Fund. Without the voluntary reduction of 12b-1 Fees, Total Fund Operating Expenses would be .55% for Class A shares of the One Group Investor Growth Fund and Combined Fund.

(6) After combining the Total Fund Operating Expenses of the One Group Investor Growth Fund and Combined Fund with those of the Underlying Funds, the estimated average weighted expense ratio is 1.30% for Class A shares, 2.05% for Class B shares and 1.05% for Class I shares. The following examples are calculated using Combined total operating expenses.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                  1 Year            3 Years           5 Years          10 Years
                                                  ------            -------           -------          --------

Pegasus Managed Assets Growth Fund
      Class A Shares                                $62               $88              $115             $194
      Class A Shares (without fee waivers)          $66               $100             $136             $238
      Class B Shares                                $70/$20*          $93/$63*         $128/$108*       $204+
      Class B Shares (without fee waivers)          $75/$25*          $105/$75*        $149/$129*       $248+
      Class I Shares                                $10               $32              $55              $122
      Class I Shares (without fee waivers)          $14               $45              $78              $170

One Group Investor Growth Fund
      Class A Shares                                $58               $85              $114             $197
      Class A Shares (without fee waivers)          $59               $89              $121             $212
      Class B Shares                                $71/$21*          $95/$65*         $131/$111*       $221**
      Class B Shares (without fee waivers)          $71/$21*          $96/$66*         $133/$113*       $228**
      Class I Shares                                $11               $34              $59              $131
      Class I Shares (without fee waivers)          $11               $35              $61              $135

Combined Fund Pro Forma
      Class A Shares                                $65               $92              $120             $201
      Class A Shares (without fee waivers)          $67               $97              $129             $219
      Class B Shares                                $71/$21*          $94/$64*         $130/$110*       $219**
      Class B Shares (without fee waivers)          $72/$22*          $96/$66*         $134/$114*       $229**
      Class I Shares                                $11               $33              $58              $128
      Class I Shares (without fee waivers)          $11               $36              $62              $136

 *  Assuming no redemption of Class B shares

** Class B shares of the One Group Investor Growth Fund and the Combined Fund automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 +  Assumes conversion to Class A shares

                                                Pegasus                     One Group
                                             Equity Income               Equity Income                Combined
                                                 Fund                       Fund(1)                Fund Pro Forma
                                             -------------               -------------             --------------

                                      Class A  Class B   Class I   Class A  Class B  Class I   Class A  Class B  Class I
                                      Shares   Shares    Shares    Shares   Shares   Shares    Shares   Shares   Shares
SHAREHOLDER TRANSACTION EXPENSES*
  Maximum Sales Charge Imposed on
   Purchases (as a percentage of
   offering price)                    5.00%    None      None      4.50%    None     None      5.25%    None     None
  Sales Charge on Reinvested
   Dividends                          None     None      None      None     None     None      None     None     None
  Maximum Contingent Deferred Sales
   Charge (as a percentage of
   original purchase price or
   redemption proceeds, as
   applicable)                        None+    5.00%     None      None+    5.00%    None      None+    5.00%    None
  Redemption Fees                     None     None      None      None     None     None      None     None     None
  Exchange Fees                       None     None      None      None     None     None      None     None     None

ANNUAL OPERATING EXPENSES
  (as a percentage of average daily
  net assets)

Advisory Fees                         .50%     .50%      .50%      .74%      .74%     .74%     .74%      .74%     .74%
12b-1 Fees (after fee waivers)(2)     None     .75%      None      .25%     1.00%    None      .25%     1.00%    None
Other Expenses                        .45%     .45%      .20%      .26%      .26%     .26%     .22%      .22%     .22%
Total Fund Operating Expenses
  (after fee waivers)(3,4)            .95%    1.70%      .70%     1.25%     2.00%    1.00%    1.21%     1.96%     .96%

--------------------------

* If shares of the One Group Equity Income Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee maybe applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

+ A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

(1)      Expense information has been restated to reflect current fees.

(2) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Equity Income Fund and Class A and Class B Shareholders of the One Group Equity Income Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees would be .35% for Class A shares of the One Group Equity Income Fund and Combined Fund. The amount of 12b-1 Fees shown for the One Group Equity Income Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Equity Income Fund are reflected under "Other Expenses."

(3) The Investment Adviser of the Pegasus Equity Income Fund has voluntarily agreed to limit the Total Fund Operating Expenses to 1.21%, 1.96% and .96%, respectively, for the Class A, Class B and Class I shares.

(4) Without the voluntary reduction of 12b-1 Fees, Total Fund Operating Expenses would be 1.35% for Class A shares of the One Group Equity Income Fund and 1.31% for Class A Shares of the Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                  1 Year            3 Years           5 Years          10 Years
                                                  ------            -------           -------          --------
Pegasus Equity Income Fund
      Class A Shares                                $59               $79              $100             $161
      Class B Shares                                $67/$17*          $84/$54*         $113/$93*        $173+
      Class I Shares                                $ 7               $22              $39              $ 87

One Group Equity Income Fund
      Class A Shares                                $57               $83              $111             $189
      Class A Shares (without fee waivers)          $58               $86              $116             $200
      Class B Shares                                $70/$20*          $93/$63*         $128/$108*       $213**
      Class I Shares                                $10               $32              $55              $122

Combined Fund Pro Forma
      Class A Shares                                $64               $89              $116             $191
      Class A Shares (without fee waivers)          $65               $92              $121             $202
      Class B Shares                                $70/$20*          $92/$62*         $126/$106*       $209**
      Class I Shares                                $10               $31              $53              $118

 * Assuming no redemption of Class B shares

** Class B shares of the One Group Equity Income and the Combined Fund automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A shares

                                                Pegasus                    One Group
                                                Growth                     Large Cap                   Combined
                                                 Fund                    Growth Fund(1)             Fund Pro Forma
                                                -------                  --------------             --------------

                                      Class A  Class B  Class I    Class A  Class B  Class I    Class A  Class B  Class I
                                      Shares   Shares   Shares     Shares   Shares   Shares     Shares   Shares   Shares
SHAREHOLDER TRANSACTION EXPENSES*
  Maximum Sales Charge Imposed on
   Purchases (as a percentage of
   offering price)                    5.00%    None     None       4.50%    None      None       5.25%    None     None
  Sales Charge on Reinvested
   Dividends                          None     None     None       None     None      None       None     None     None
  Maximum Contingent Deferred Sales
   Charge (as a percentage of
   original purchase price or
   redemption proceeds, as
   applicable)                        None+    5.00%    None       None+    5.00%     None       None+    5.00%    None
  Redemption Fees                     None     None     None       None     None      None       None     None     None
  Exchange Fees                       None     None     None       None     None      None       None     None     None

ANNUAL OPERATING EXPENSES
  (as a percentage of average daily
  net assets)

Advisory Fees                         .60%     .60%     .60%       .74%     .74%      .74%       .71%     .71%     .71%
12b-1 Fees (after fee waivers)(2)     None     .75%     None       .25%    1.00%      None       .25%     1.00%    None
Other Expenses                        .47%     .47%     .22%       .26%     .26%      .26%       .23%     .23%     .23%
Total Fund Operating Expenses
  (after fee waivers)(3,4)           1.07%    1.82%     .82%      1.25%    2.00%     1.00%      1.19%    1.94%     .94%

--------------------------

* If shares of the One Group Large Cap Growth Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

+ A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

(1)      Expense information has been restated to reflect current fees.

(2) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Growth Fund and Class A and Class B shareholders of the One Group Large Cap Growth Fund and the Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees would be .35% for Class A shares of the One Group Large Cap Growth Fund and Combined Fund. The amount of 12b-1 Fees shown for the One Group Large Cap Growth Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Growth Fund are reflected under "Other Expenses."

(3) The Investment Adviser of the Pegasus Growth Fund has voluntarily agreed to limit the Total Fund Operating Expenses to 1.25%, 2.00% and 1.00%, respectively, for the Class A, Class B and Class I shares.

(4) Without the voluntary reduction of 12b-1 Fees, Total Fund Operating Expenses would be 1.35% for Class A shares of the One Group Large Cap Growth Fund and 1.29% for Class A Shares of the Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                  1 Year            3 Years           5 Years          10 Years
                                                  ------            -------           -------          --------
Pegasus Growth Fund
      Class A Shares                                $60               $82              $106             $175
      Class B Shares                                $69/$19*          $88/$58*         $119/$99*        $186+
      Class I Shares                                $ 8               $27              $46              $103

One Group Large Company Growth Fund
      Class A Shares                                $57               $83              $111             $189
      Class A Shares (without fee waivers)          $58               $86              $116             $200
      Class B Shares                                $70/$20*          $93/$63*         $128/$108*       $213**
      Class I Shares                                $10               $32              $55              $122

Combined Fund Pro Forma
      Class A Shares                                $64               $88              $114             $189
      Class A Shares (without fee waivers)          $65               $91              $120             $200
      Class B Shares                                $70/$20*          $91/$61*         $125/$105*       $207**
      Class I Shares                                $10               $31              $53              $118

 * Assuming no redemption of Class B shares

** Class B shares of the One Group Large Cap Growth Fund and the Combined Fund automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A shares

                                            Pegasus Mid-Cap           One Group Diversified
                                              Opportunity                    Mid Cap                  Combined
                                                  Fund                        Fund*                Fund Pro Forma
                                            ----------------          ----------------------       --------------

                                      Class A  Class B   Class I   Class A  Class B  Class I  Class A  Class B  Class I
                                      Shares   Shares    Shares    Shares   Shares   Shares   Shares   Shares   Shares
SHAREHOLDER TRANSACTION EXPENSES**
  Maximum Sales Charge Imposed on
   Purchases (as a percentage of
   offering price)                    5.00%    None      None      5.25%    None     None     5.25%    None     None
  Sales Charge on Reinvested
   Dividends                          None     None      None      None     None     None     None     None     None
  Maximum Contingent Deferred Sales
   Charge (as a percentage of
   original purchase price or
   redemption proceeds, as
   applicable)                        None+    5.00%     None      None+    5.00%    None     None+    5.00%    None
  Redemption Fees                     None     None      None      None     None     None     None     None     None
  Exchange Fees                       None     None      None      None     None     None     None     None     None

ANNUAL OPERATING EXPENSES
  (as a percentage of average daily
  net assets)

Advisory Fees (after fee
  waivers)(1)                          .60%     .60%     .60%       .60%    .60%     .60%      .60%     .60%    .60%
12b-1 Fees (after fee waivers)(2)     None      .75%     None       .25%   1.00%     None      .25%    1.00%    None
Other Expenses (after wee
  waivers)(3)                          .54%     .54%     .29%       .26%    .26%     .26%      .26%     .26%    .26%
Total Fund Operating Expenses
  (after fee waivers)(4)              1.14%    1.89%     .89%      1.11%   1.86%     .86%     1.11%    1.86%    .86%

--------------------------

* The One Group Diversified Mid-Cap Fund has not yet commenced operations. The One Group Diversified Mid Cap Fund will continue the operations of the Pegasus Mid-Cap Opportunity Fund upon consummation of the Reorganization relating to the Fund.

** If shares of the One Group Diversified Mid-Cap Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

+ A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

(1) Without the fee waivers, Advisory Fees for the One Group Diversified Mid Cap Fund and Combined Fund would be .74% for all classes of shares.

(2) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Mid-Cap Opportunity Fund and long-term Class A and Class B shareholders of the One Group Diversified Mid-Cap Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees would be .35% for Class A shares. The amount of 12b-1 fees shown for the One Group Diversified Mid-Cap Fund and Combined Fund includes fees for shareholders servicing and distribution. Shareholders servicing fees payable by the Class A and Class B shareholders of the Pegasus Mid-Cap Opportunity Fund are reflected under "Other Expenses."

(3) Without the fee waiver, Other Expenses for the One Group Diversified Mid Cap Fund and Combined Fund would be .27% for all classes of shares.

(4) The Investment Adviser of the Pegasus Mid-Cap Opportunity Fund has voluntarily agreed to limit the Total Fund Operating Expenses to 1.27%, 2.02% and 1.02%, respectively, for the Class A, Class B and Class I shares. Without the voluntary reduction of Investment Advisory, 12b-1 and other Fees, Total Fund Operating Expenses for the One Group Diversified Mid Cap Fund and Combined Fund would be 1.36% for Class A shares, 2.01% for Class B shares and 1.01% for Class I shares.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                  1 Year            3 Years           5 Years          10 Years
                                                  ------            -------           -------          --------
Pegasus Mid-Cap Opportunity Fund
      Class A Shares                                $61               $85              $110             $182
      Class B Shares                                $69/$19*          $90/$60*         $123/$103*       $194+
      Class I Shares                                $ 9               $29              $50              $110

One Group Diversified Mid-Cap Fund
      Class A Shares                                $63               $86              $110             $181
      Class A Shares (without fee waivers)          $66               $93              $123             $207
      Class B Shares                                $69/$19*          $88/$58*         $121/$101*       $198**
      Class B Shares (without fee waivers)          $70/$20*          $93/$63*         $128/$108*       $217**
      Class I Shares                                $ 9               $27              $48              $106
      Class I Shares (without fee waivers)          $10               $32              $56              $124

Combined Fund Pro Forma
      Class A Shares                                $63               $86              $110             $181
      Class A Shares (without fee waivers)          $66               $93              $123             $207
      Class B Shares                                $69/$19*          $88/$58*         $121/$101*       $198**
      Class B Shares (without fee waivers)          $70/$20*          $93/$63*         $128/$108*       $217**
      Class I Shares                                $ 9               $27              $48              $106
      Class I Shares (without fee waivers)          $10               $32              $56              $124

 * Assuming no redemption of Class B shares

** Class B shares of the One Group Diversified Mid Cap Fund and Combined Fund automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A shares

                                                Pegasus                       One Group
                                               Small-Cap                      Small Cap                Combined
                                           Opportunity Fund                  Value Fund*            Fund Pro Forma
                                           ----------------                  -----------            --------------

                                      Class A    Class B    Class I    Class A  Class B Class I  Class A  Class B  Class I
                                      Shares     Shares     Shares     Shares   Shares  Shares   Shares   Shares   Shares

SHAREHOLDER TRANSACTION EXPENSES**
  Maximum Sales Charge Imposed on
   Purchases (as a percentage of
   offering price)                    5.00%      None       None       5.25%    None    None     5.25%    None     None
  Sales Charge on Reinvested
   Dividends                          None       None       None       None     None    None     None     None     None
  Maximum Contingent Deferred Sales
   Charge (as a percentage of
   original purchase price or
   redemption proceeds, as
   applicable)                        None+      5.00%      None       None+    5.00%   None     None+    5.00%    None
  Redemption Fees                     None       None       None       None     None    None     None     None     None
  Exchange Fees                       None       None       None       None     None    None     None     None     None

ANNUAL OPERATING EXPENSES
  (as a percentage of average daily
  net assets)

Advisory Fees (after fee
  waivers)(1)                         .70%       .70%       .70%       .70%      .70%    .70%     .70%     .70%     .70%
12b-1 Fees (after fee waivers)(2)     None       .75%       None       .25%     1.00%    None     .25%     1.00%    None
Other Expenses(3)                     .49%       .49%       .24%       .21%      .21%    .21%     .21%     .21%     .21%
Total Fund Operating Expenses
  (after fee waivers)(4)             1.19%      1.94%       .94%      1.16%     1.91%    .91%    1.16%    1.91%     .91%

--------------------------

* The One Group Small Cap Value Fund has not yet commenced investment operations. The One Group Small Cap Value Fund will continue the operations of the Pegasus Small-Cap Opportunity Fund upon consummation of the Reorganization relating to that Fund.

** If shares of the One Group Small Cap Value Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from the redemption amounts paid by wire.

+ A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

(1) Without the fees waivers, Advisory Fees for the One Group Small Cap Value Fund and Combined Fund would be .74% for all classes of shares.

(2) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Small-Cap Opportunity Fund and long-term Class A and Class B shareholders of the One Group Small Cap Value Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees for A shares of the One Group Small Cap Value Fund and Combined Fund would be .35%. The amount of 12b-1 Fees shown for the One Group Small Cap Value Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Small-Cap Opportunity Fund are reflected under "Other Expenses."

(3) Other Expenses for the One Group Small Cap Value Fund and Combined Fund are based on estimated amounts for the current fiscal year. Without the fee waiver, Other Expenses for the One Group Small Cap Value Fund and Combined Fund would be .22% for all classes of shares.

(4) The Investment Adviser of the Pegasus Small Cap Opportunity Fund has voluntarily agreed to limit the Total Fund Operating Expenses to 1.42%, 2.17% and 1.17%, respectively, for the Class A, Class B and Class I shares. Without the voluntary reduction of Investment Advisory, 12b-1 and other Fees, Total Fund Operating Expenses for the One Group Small Cap Value Fund and Combined Fund would be 1.31% for Class A Shares, 1.96% for Class B shares and .96% for Class I shares.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                  1 Year            3 Years           5 Years          10 Years
                                                  ------            -------           -------          --------
Pegasus Small-Cap Opportunity Fund
      Class A Shares                                $62               $86              $112             $188
      Class B Shares                                $70/$20*          $91/$61*         $126/$106*       $199+
      Class I Shares                                $10               $30              $52              $116

One Group Small Cap Value Fund
      Class A Shares                                $64               $87              $113             $186
      Class A Shares (without fee waivers)          $65               $92              $121             $202
      Class B Shares                                $69/$19*          $90/$60*         $123/$103*       $204**
      Class B Shares (without fee waivers)          $70/$20*          $92/$62*         $126/$106*       $212**
      Class I Shares                                $ 9               $29              $50              $112
      Class I Shares (without fee waivers)          $10               $31              $53              $118

Combined Fund Pro Forma
      Class A Shares                                $64               $87              $113             $186
      Class A Shares (without fee waivers)          $65               $92              $121             $202
      Class B Shares                                $69/$19*          $90/$60*         $123/$103*       $204**
      Class B Shares (without fee waivers)          $70/$20*          $92/$62*         $126/$106*       $212**
      Class I Shares                                $ 9               $29              $50              $112
      Class I Shares (without fee waivers)          $10               $31              $53              $118

 * Assuming no redemption of Class B shares

** Class B shares of the One Group Small Cap Value Fund and Combined Fund automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A shares

                                                Pegasus                       One Group
                                               Intrinsic                       Mid Cap                 Combined
                                              Value Fund                   Value Fund(1)            Fund Pro Forma
                                              ----------                   -------------            --------------

                                      Class A    Class B    Class I    Class A  Class B Class I  Class A  Class B  Class I
                                      Shares     Shares     Shares     Shares   Shares  Shares   Shares   Shares   Shares

SHAREHOLDER TRANSACTION EXPENSES**
  Maximum Sales Charge Imposed on
   Purchases (as a percentage of
   offering price)                    5.00%      None       None       4.50%    None    None     5.25%    None     None
  Sales Charge on Reinvested
   Dividends                          None       None       None       None     None    None     None     None     None
  Maximum Contingent Deferred Sales
   Charge (as a percentage of
   original purchase price or
   redemption proceeds, as
   applicable)                        None+      5.00%      None       None+    5.00%   None     None+    5.00%    None
  Redemption Fees                     None       None       None       None     None    None     None     None     None
  Exchange Fees                       None       None       None       None     None    None     None     None     None

ANNUAL OPERATING EXPENSES
  (as a percentage of average daily
  net assets)

Advisory Fees                          .60%       .60%       .60%       .74%     .74%    .74%     .74%     .74%     .74%
12b-1 Fees (after fee waiver)(2)      None        .75%       None       .25%    1.00%    None     .25%    1.00%    None
Other Expenses                         .49%       .49%       .24%       .26%     .26%    .26%     .22%     .22%     .22%
Total Fund Operating Expenses
   (after fee waivers)(3,4)           1.09%      1.84%       .84%      1.25%    2.00%   1.00%    1.21%    1.96%     .96%

--------------------------

* If shares of the One Group Mid Cap Value Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

+ A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

(1)      Expense information has been restated to reflect current fees.

(2) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Intrinsic Value Fund and Class A and Class B shares of the One Group Mid Cap Value Fund and the Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees would be .35% for Class A shares of the One Group Mid Cap Value Fund and Combined Fund. The amount of 12b-1 Fees shown for the One Group Mid Cap Value Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Intrinsic Value Fund are reflected under "Other Expenses."

(3) The Investment Adviser of the Pegasus Intrinsic Value Fund has voluntarily agreed to limit the Total Fund Operating Expenses to 1.19%, 1.94% and 0.94%, respectively, for the Class A, Class B and Class I shares.

(4) Without the voluntary reduction of 12b-1 Fees, Total Fund Operating Expenses would be 1.35% for Class A shares of the One Group Mid Cap Value Fund and 1.31% for Class A Shares of the Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                  1 Year            3 Years           5 Years          10 Years
                                                  ------            -------           -------          --------

Pegasus Intrinsic Value Fund
      Class A Shares                                $61               $83              $107             $177
      Class B Shares                                $69/$19*          $88/$58*         $120/$100*       $188+
      Class I Shares                                $ 9               $27              $47              $104

One Group Mid Cap Value Fund
      Class A Shares                                $57               $83              $111             $189
      Class A Shares (without fee waivers)          $58               $86              $116             $200
      Class B Shares                                $70/$20*          $93/$63*         $128/$108*       $213**
      Class I Shares                                $10               $32              $55              $122

Combined Fund Pro Forma
      Class A Shares                                $64               $89              $116             $191
      Class A Shares (without fee waivers)          $65               $92              $121             $202
      Class B Shares                                $70/$20*          $92/$62*         $126/$106*       $209**
      Class I Shares                                $10               $31              $53              $118

 * Assuming no redemption of Class B shares

** Class B shares of the One Group Mid Cap Value Fund and the Combined Fund automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A shares

                                                Pegasus                       One Group
                                           Growth and Value              Diversified Equity             Combined
                                                  Fund                          Fund(1)               Fund Pro Forma
                                                  ----                          -------               --------------

                                      Class A    Class B    Class I    Class A  Class B Class I  Class A  Class B  Class I
                                      Shares     Shares     Shares     Shares   Shares  Shares   Shares   Shares   Shares

SHAREHOLDER TRANSACTION EXPENSES*
  Maximum Sales Charge Imposed on
   Purchases (as a percentage of
   offering price)                    5.00%      None       None       4.50%    None    None     5.25%    None     None
  Sales Charge on Reinvested
   Dividends                          None       None       None       None     None    None     None     None     None
  Maximum Contingent Deferred Sales
   Charge (as a percentage of
   original purchase price or
   redemption proceeds, as
   applicable)                        None+      5.00%      None       None+    5.00%   None     None+    5.00%    None
  Redemption Fees                     None       None       None       None     None    None     None     None     None
  Exchange Fees                       None       None       None       None     None    None     None     None     None

ANNUAL OPERATING EXPENSES
  (as a percentage of average daily
   net assets)

Advisory Fees                          .60%      .60%       .60%       .74%     .74%     .74%     .73%     .73%    .73%
12b-1 Fees (after fee waivers)(2)     None       .75%       None       .25%    1.00%    None      .25%    1.00%    None
Other Expenses                         .51%      .51%       .26%       .26%     .26%     .26%     .24%     .24%    .24%
Total Fund Operating Expenses
   (after fee waivers)(3,4)           1.11%     1.86%       .86%      1.25%    2.00%    1.00%    1.22%    1.97%    .97%

--------------------------

* If shares of the One Group Diversified Equity Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

+ A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

(1)      Expense information has been restated to reflect current fees.

(2) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Growth and Value Fund and Class A and Class B shares of the One Group Diversified Equity Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees would be .35% for Class A shares of the One Group Diversified Equity Fund and Combined Fund. The amount of 12b-1 Fees shown for the One Group Diversified Equity Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Growth and Value Fund are reflected under "Other Expenses."

(3) The Investment Adviser of the Pegasus Growth and Value Fund has voluntarily agreed to limit the Total Fund Operating Expenses to 1.12%, 1.87% and 0.87%, respectively, for the Class A, Class B and Class I shares.

(4) Without the voluntary reduction of 12b-1 Fees, Total Fund Operating Expenses would be 1.35% for Class A shares of the One Group Diversified Equity Fund and 1.32% for Class A shares of the Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:


                                                  1 Year            3 Years           5 Years          10 Years
                                                  ------            -------           -------          --------

Pegasus Growth and Value Fund
      Class A Shares                                $61               $84              $108             $179
      Class B Shares                                $69/$19*          $89/$59*         $121/$101*       $190+
      Class I Shares                                $ 9               $28              $ 48             $106

One Group Diversified Equity Fund
      Class A Shares                                $57               $83              $111             $189
      Class A Shares (without fee waivers)          $58               $86              $116             $200
      Class B Shares                                $70/$20*          $93/$63*         $128/$108*       $213**
      Class I Shares                                $10               $32              $ 55             $122

Combined Fund Pro Forma
      Class A Shares                                $64               $89              $116             $192
      Class A Shares (without fee waivers)          $65               $92              $121             $203
      Class B Shares                                $70/$20*          $92/$62*         $126/$106*       $210**
      Class I Shares                                $10               $31              $ 54             $119

 * Assuming no redemption of Class B shares

** Class B shares of the One Group Diversified Equity Fund and the Combined Fund automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A shares

                                                Pegasus                       One Group
                                             Equity Index                   Equity Index                Combined
                                                 Fund                          Fund(1)               Fund Pro Forma
                                                 ----                          -------               --------------

                                      Class A    Class B    Class I    Class A  Class B Class I  Class A  Class B  Class I
                                      Shares     Shares     Shares     Shares   Shares  Shares   Shares   Shares   Shares

SHAREHOLDER TRANSACTION EXPENSES*
  Maximum Sales Charge Imposed on
   Purchases (as a percentage of
   offering price)                    3.00%      None       None       4.50%    None    None     5.25%    None     None
  Sales Charge on Reinvested
   Dividends                          None       None       None       None     None    None     None     None     None
  Maximum Contingent Deferred
   Sales Charge (as a percentage
   of original purchase price or
   redemption proceeds, as
   applicable)                        None+      3.00%      None       None+    5.00%   None     None+    5.00%    None
  Redemption Fees                     None       None       None       None     None    None     None     None     None
  Exchange Fees                       None       None       None       None     None    None     None     None     None

ANNUAL OPERATING EXPENSES
  (as a percentage of average daily
  net assets)

Advisory Fees (after fee
  waivers)(2)                         .10%       .10%       .10%       .25%     .25%    .25%     .15%     .15%     .15%
12b-1 Fees (after fee waivers)(3)     None       .75%       None       .25%    1.00%    None     .25%     1.00%    None
Other Expenses(4)                     .55%       .55%       .30%       .25%     .25%    .25%     .21%     .21%     .21%
Total Fund Operating Expenses
  (after fee waivers and/or expense
  reimbursements)(5,6)                .65%      1.40%       .40%       .75%    1.50%    .50%     .61%     1.36%    .36%

--------------------------

* If shares of the One Group Equity Index Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

+ A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

(1)      Expense information has been restated to reflect current fees.

(2) Without the fee waivers, Advisory Fees for the One Group Equity Index Fund and Combined Fund would be .30% for all classes of shares.

(3) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Equity Index Fund and long-term Class A and Class B shares of the One Group Equity Index Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees would be .35% for Class A shares of the One Group Equity Index Fund and Combined Fund. The amount of 12b-1 Fees shown for the One Group Equity Index Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Equity Index Fund are reflected under "Other Expenses."

(4) Without the fee waiver, Other Expenses for the Combined Fund would be .28% for all classes of shares.

(5) The Investment Adviser of the Pegasus Equity Index Fund has voluntarily agreed to limit the Total Fund Operating Expenses to .86%, 1.41% and .51%, respectively, for the Class A, Class B and Class I shares.

(6) Without the voluntary reduction of Investment Advisory, 12b-1 and other Fees, Total Fund Operating Expenses would be .90% for Class A shares, 1.55% for Class B shares, and .55% for Class I shares of the One Group Equity Index Fund and .93% for Class A shares, 1.58% for Class B shares and .58% for Class I shares of the Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (2) redemption at the end of the following periods:

                                                  1 Year            3 Years           5 Years          10 Years
                                                  ------            -------           -------          --------

Pegasus Equity Index Fund
      Class A Shares                                $36               $50              $65              $109
      Class B Shares                                $44/$14*          $65/$45*         $87/$77*         $129+
      Class I Shares                                $4                $13              $22              $51

One Group Equity Index Fund
      Class A Shares                                $52               $68              $85              $134
      Class A Shares (without fee waivers)          $54               $72              $93              $151
      Class B Shares                                $65/$15*          $77/$47*         $102/$82*        $159**
      Class B Shares (without fee waivers)          $66/$16*          $79/$49*         $104/$84*        $167**
      Class I Shares                                $5                $16              $28              $63
      Class I Shares (without fee waivers)          $6                $18              $31              $69

Combined Fund Pro Forma
      Class A Shares                                $58               $71              $85              $125
      Class A Shares (without fee waivers)          $61               $81              $101             $161
      Class B Shares                                $64/$14*          $73/$43*         $84/$74*         $143**
      Class B Shares (without fee waivers)          $66/$16*          $80/$50*         $106/$86*        $170**
      Class I Shares                                $4                $12              $20              $46
      Class I Shares (without fee waivers)          $6                $19              $32              $73

 * Assuming no redemption of Class B shares

** Class B shares of the One Group Equity Index Fund and Combined Fund automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A shares

                                                Pegasus                       One Group
                                           Market Expansion               Market Expansion             Combined
                                             Index Fund(1)                   Index Fund*            Fund Pro Forma
                                           ----------------                  -----------            --------------

                                      Class A    Class B    Class I    Class A  Class B Class I  Class A  Class B  Class I
                                      Shares     Shares     Shares     Shares   Shares  Shares   Shares   Shares   Shares

SHAREHOLDER TRANSACTION EXPENSES**
  Maximum Sales Charge Imposed on
   Purchases (as a percentage of
   offering price)                    3.00%      None       None       5.25%    None      None    5.25%    None    None
  Transaction Fee Imposed on
   Purchases***                        .50%      .50%       .50%        .50%     .50%     .50%     .50%     .50%    .50%
  Sales Charge on Reinvested
   Dividends                           None      None       None        None    None      None     None    None    None
  Maximum Contingent Deferred
   Sales Charge (as a percentage
   of original purchase price or
   redemption proceeds, as
   applicable)                         None+    3.00%       None        None+   3.00%     None     None+   3.00%   None
  Redemption Fees                      None      None       None        None    None      None     None    None    None
  Exchange Fees                        None      None       None        None    None      None     None    None    None

ANNUAL OPERATING EXPENSES
  (as a percentage of average daily
  net assets)

Advisory Fees (after fee
  waivers)(2)                          .00%      .00%       .00%        .15%     .15%     .15%     .15%     .15%    .15%
12b-1 Fees(3)                          None      .75%       None        .25%    1.00%     None     .25%    1.00%   None
Other Expenses(4)
  (after fee waivers and/or
  expense reimbursements)              .82%      .82%       .57%        .42%     .42%     .42%     .42%     .42%    .42%
Total Fund Operating Expenses
  (after fee waivers and/or
  expense reimbursements)(5,6)         .82%     1.57%       .57%        .82%    1.57%     .57%     .82%    1.57%    .57%

--------------------------

* The One Group Market Expansion Index Fund has not yet commenced operations. The One Group Market Expansion Index Fund will continue the operations of the Pegasus Market Expansion Index Fund upon consummation of the Reorganization relating to that Fund.

** If shares of the One Group Market Expansion Index Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Agent. In addition, a $7.00 charged is deducted from the redemptions amounts paid by wire.

*** To prevent the Pegasus Market Expansion Index Fund and the One Group Market Expansion Index Fund from being adversely affected by the transaction costs associated with share purchases, the Fund will sell shares at a price equal to the net asset value of the shares plus a transaction fee equal to 0.50% of such value. Such fees are not sales charges, but are retained by the Fund for the benefit of all shareholders. This fee will not apply to in-kind contributions, reinvested dividends or capital gain contributions; however, it will apply to exchanges. Furthermore, a sales charge will also be imposed on purchases of Class A shares. Currently, a transaction fee is not being charged; however, the Fund reserves the right to impose this fee at a future date.

+ A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

(1)      Expense information has been restated to reflect current fees.

(2) Without the voluntary reduction of Investment Advisory fee waivers, Advisory Fees for the Pegasus Market Expansion Index Fund would be .25% for all classes of shares. Without the fee waivers, Advisory Fees for the One Group Market Expansion Index Fund and Combined Fund would be .35% for all classes.

(3) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Market Expansion Index Fund and long-term Class A and Class B shareholders of the One Group Market Expansion Index Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waivers, 12b-1 fees would be .35% for Class A shares of the One Group Market Expansion Index Fund and Combined Fund. The amount of 12b-1 Fees shown for the One Group Market Expansion Index Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Market Expansion Index Fund are reflected under "Other Expenses."

(4) Without the fee waiver, Other Expenses for the One Group Market Expansion Index Fund and Combined Fund would be .52% for all classes of shares.

(5) The Investment Adviser of the Pegasus Market Expansion Index Fund has voluntarily agreed to limit the Total Fund Operating Expenses to .82%, 1.57% and .57%, respectively, for the Class A, Class B and Class I shares.

(6) Without the voluntary reduction of Investment Advisory fees and Other Expenses, Total Fund Operating Expenses would be 1.17% for Class A shares, 1.92% for Class B shares, and .92% for Class I shares of the Pegasus Market Expansion Index Fund and 1.22% for Class A shares, 1.87% for Class B shares and .87% for Class I shares of the One Group Market Expansion Index Fund and Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:


                                                  1 Year            3 Years           5 Years          10 Years
                                                  ------            -------           -------          --------

Pegasus Market Expansion Index Fund
      Class A Shares                                $38               $55              N/A              N/A
      Class B Shares                                $46/$16*          $70/$50*         N/A              N/A
      Class I Shares                                $ 6               $18              N/A              N/A

One Group Market Expansion Index Fund
      Class A Shares                                $60               $77              $96              $149
      Class A Shares (without fee waivers)          $64               $89              $116             $192
      Class B Shares                                $46/$16*          $70/$50*         $86*             $148*
      Class B Shares (without fee waivers)          $49/$19*          $79/$59*         $101*            $187*
      Class I Shares                                $ 6               $18              $32              $71
      Class I Shares (without fee waivers)          $ 9               $28              $48              $107

Combined Fund Pro Forma
      Class A Shares                                $60               $77              $96              $149
      Class A Shares (without fee waivers)          $64               $89              $116             $192
      Class B Shares                                $46/$16*          $70/$50*         $86*             $148*
      Class B Shares (without fee waivers)          $49/$19*          $79/$59*         $101*            $187*
      Class I Shares                                $ 6               $18              $32              $71
      Class I Shares (without fee waivers)          $ 9               $28              $48              $107

* Assuming no redemption of Class B shares

                                                Pegasus                       One Group
                                             International                   Diversified               Combined
                                              Equity Fund                International Fund*        Fund Pro Forma
                                              -----------                -------------------        --------------

                                      Class A    Class B    Class I    Class A  Class B Class I  Class A  Class B  Class I
                                      Shares     Shares     Shares     Shares   Shares  Shares   Shares   Shares   Shares
SHAREHOLDER TRANSACTION EXPENSES**
  Maximum Sales Charge Imposed on
   Purchases (as a percentage of
   offering price)                    5.00%      None       None       5.25%    None    None     5.25%    None     None
  Sales Charge on Reinvested
   Dividends                          None       None       None       None     None    None     None     None     None
  Maximum Contingent Deferred Sales
   Charge (as a percentage of
   original purchase price or
   redemption proceeds, as
   applicable)                        None+      5.00%      None       None+    5.00%   None     None+    5.00%    None
  Redemption Fees                     None       None       None       None     None    None     None     None     None
  Exchange Fees                       None       None       None       None     None    None     None     None     None

ANNUAL OPERATING EXPENSES
  (as a percentage of average daily
  net assets)

Advisory Fees                         .80%       .80%       .80%       .80%      .80%    .80%     .80%     .80%     .80%
12b-1 Fees (after fee waivers)(1)     None       .75%       None       .25%     1.00%   None      .25%    1.00%    None
Other Expenses(2)                     .52%       .52%       .27%       .22%      .22%    .22%     .22%     .22%     .22%
Total Fund Operating Expenses
   (after fee waivers)(3)            1.32%      2.07%      1.07%      1.27%     2.02%   1.02%    1.27%    2.02%    1.02%

--------------------------

* The One Group Diversified International Fund has not yet commenced investment operations. The One Group Diversified International Fund will continue the operations of the Pegasus International Equity Fund upon consummation of the Reorganization relating to that Fund.

** If shares of the One Group Diversified International Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charged is deducted from the redemption amounts paid by wire.

+ A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

(1) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus International Equity Fund and long-term Class A and Class B shareholders of the One Group Diversified International Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees would be .35% for Class A shares for the One Group Diversified International Fund and Combined Fund. The amount of 12b-1 Fees shown for the One Group Diversified International Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B Shareholders of the Pegasus International Equity Fund are reflected under "Other Expenses."

(2) Other Expenses for the One Group Diversified International Fund and Combined Fund are based on estimated amounts for the current fiscal year. Without the fee waiver, Other Expenses for the One Group Diversified International Fund and Combined Fund would be .23% for all classes of shares.

(3) The Investment Adviser of the Pegasus International Equity Fund has voluntarily agreed to limit the Total Fund Operating Expenses to 1.44%, 2.19% and 1.19%, respectively, for the Class A, Class B and Class I shares. Without the voluntary reduction of 12b-1 Fees, Total Fund Operating Expenses for One Group Diversified International Fund and Combined Fund would be 1.38% for Class A shares, 2.03% for Class B shares and 1.03% for Class I shares.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                  1 Year            3 Years           5 Years          10 Years
                                                  ------            -------           -------          --------

Pegasus International Equity Fund
      Class A Shares                                $63               $90              $119             $202
      Class B Shares                                $71/$21*          $96/$66*         $132/$112*       $213+
      Class I Shares                                $11               $34              $59              $131

One Group Diversified International Fund
      Class A Shares                                $65               $91              $119             $198
      Class A Shares (without fee waivers)          $66               $94              $124             $210
      Class B Shares                                $71/$21*          $93/$63*         $129/$109*       $216**
      Class B Shares (without fee waivers)          $71/$21*          $94/$64*         $129/$109*       $219**
      Class I Shares                                $10               $32              $56              $125
      Class I Shares (without fee waivers)          $11               $33              $57              $126

Combined Fund Pro Forma
      Class A Shares                                $65               $91              $119             $198
      Class A Shares (without fee waivers)          $66               $94              $124             $210
      Class B Shares                                $71/$21*          $93/$63*         $129/$109*       $216**
      Class B Shares (without fee waivers)          $71/$21*          $94/$64*         $129/$109*       $219**
      Class I Shares                                $10               $32              $56              $125
      Class I Shares (without fee waivers)          $11               $33              $57              $126


 * Assuming no redemption of Class B shares

** Class B shares of the One Group Diversified International Fund and Combined
   Fund automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A shares


                                                Pegasus                       One Group
                                              Intermediate                   Intermediate                  Combined
                                               Bond Fund                     Bond Fund(1)               Fund Pro Forma
                                               ---------                     ------------               --------------

                                      Class A     Class B   Class I   Class A   Class B   Class I   Class A   Class B   Class I
                                      Shares      Shares    Shares    Shares    Shares    Shares    Shares    Shares    Shares
SHAREHOLDER TRANSACTION EXPENSES*
  Maximum Sales Charge Imposed on
   Purchases (as a percentage of
   offering price)                    3.00%       None      None      4.50%     None      None      4.50%     None      None
  Sales Charge on Reinvested
   Dividends                          None        None      None      None      None      None      None      None      None
  Maximum Contingent Deferred Sales
   Charge (as a percentage of
   original purchase price or
   redemption proceeds, as
   applicable)                        None+       3.00%     None      None+     5.00%     None      None+     5.00%     None
  Redemption Fees                     None        None      None      None      None      None      None      None      None
  Exchange Fees                       None        None      None      None      None      None      None      None      None

ANNUAL OPERATING EXPENSES
  (as a percentage of average daily
  net assets)

Advisory Fees (after fee waivers)(2)  .40%        .40%      .40%      .40%      .40%      .40%      .36%      .36%      .36%
12b-1 Fees (after fee waivers)(3)     None        .75%      None      .25%      .90%      None      .25%      .90%      None
Other Expenses                        .50%        .50%      .25%      .22%      .22%      .22%      .22%      .22%      .22%
Total Fund Operating Expenses
  (after fee waivers and/or
  expense reimbursements)(4,5)        .90%       1.65%      .65%      .87%     1.52%      .62%      .83%     1.48%      .58%

--------------------------

* If shares of the One Group Intermediate Bond Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

+ A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

(1)      Expense information has been restated to reflect current fees.

(2) Without the fee waivers, Advisory Fees for the One Group Intermediate Bond Fund and Combined Fund would be .60% for all classes of shares.

(3) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Intermediate Bond Fund and Class A and Class B shareholders of the One Group Intermediate Bond Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees would be .35% for Class A shares and 1.00% for Class B shares of the One Group Intermediate Bond Fund and Combined Fund. The amount of 12b-1 Fees shown for the One Group Intermediate Bond Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Intermediate Bond Fund are reflected under "Other Expenses."

(4) The Investment Adviser of the Pegasus Intermediate Bond Fund has voluntarily agreed to limit the Total Fund Operating Expenses to 1.04%, 1.79% and .79%, respectively, for the Class A, Class B and Class I shares.

(5) Without the voluntary reduction of Investment Advisory and 12b-1 Fees, Total Fund Operating Expenses would be 1.17% for Class A shares, 1.82% for Class B shares, and .82% for Class I shares of the One Group Intermediate Bond Fund and Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                  1 Year            3 Years           5 Years          10 Years
                                                  ------            -------           -------          --------
Pegasus Intermediate Bond Fund
      Class A Shares                                $39               $58              $79              $138
      Class B Shares                                $47/$17*          $72/$52*         $100/$90*        $158+
      Class I Shares                                $ 7               $21              $36              $81

One Group Intermediate Bond Fund
      Class A Shares                                $53               $72              $91              $147
      Class A Shares (without fee waivers)          $56               $80              $106             $181
      Class B Shares                                $65/$15*          $78/$48*         $103/$83*        $164**
      Class B Shares (without fee waivers)          $68/$18*          $87/$57*         $119/$99*        $197**
      Class I Shares                                $ 6               $20              $35              $77
      Class I Shares (without fee waivers)          $ 8               $26              $46              $101

Combined Fund Pro Forma
      Class A Shares                                $53               $70              $89              $143
      Class A Shares (without fee waivers)          $56               $80              $106             $181
      Class B Shares                                $65/$15*          $77/$47*         $101/$81*        $159**
      Class B Shares (without fee waivers)          $68/$18*          $87/$57*         $119/$99*        $197**
      Class I Shares                                $ 6               $19              $32              $73
      Class I Shares (without fee waivers)          $ 8               $26              $46              $101

 *   Assuming no redemption of Class B shares

** Class B shares of the One Group Intermediate Bond Fund and Combined Fund automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

+    Assumes conversion to Class A shares

                                                 Pegasus                      One Group                    Combined
                                                Bond Fund                     Bond Fund*                 Fund Pro Forma
                                                ---------                     ----------                 --------------

                                      Class A     Class B   Class I   Class A   Class B   Class I   Class A   Class B   Class I
                                      Shares      Shares    Shares    Shares    Shares    Shares    Shares    Shares    Shares

SHAREHOLDER TRANSACTION EXPENSES**
  Maximum Sales Charge Imposed on
   Purchases (as a percentage of
   offering price)                    4.50%       None      None      4.50%     None      None      4.50%     None      None
  Sales Charge on Reinvested
   Dividends                          None        None      None      None      None      None      None      None      None
  Maximum Contingent Deferred Sales
   Charge (as a percentage of
   original purchase price or
   redemption proceeds,
   as applicable)                     None+       5.00%     None      None+     5.00%     None      None+     5.00%     None
  Redemption Fees                     None        None      None      None      None      None      None      None      None
  Exchange Fees                       None        None      None      None      None      None      None      None      None

ANNUAL OPERATING EXPENSES(1)
  (as a percentage of average daily
  net assets)

Advisory Fees (after fee waivers)(2)  .40%        .40%      .40%      .40%      .40%      .40%      .40%      .40%      .40%
12b-1 Fees (after fee waivers)(3)     None        .75%       None     .25%      .90%      None      .25%      .90%      None
Other Expenses(4)                     .48%        .48%      .23%      .20%      .20%      .20%      .20%      .20%      .20%
Total Fund Operating Expenses
  (after fee waivers)(5,6)            .88%       1.63%      .63%      .85%     1.50%      .60%      .85%     1.50%      .60%

--------------------------

* The One Group Bond Fund has not yet commenced operations. The One Group Bond Fund will continue the operations of the Pegasus Bond Fund upon consummation of the Reorganization relating to that Fund.

** If shares of the One Group Bond Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

+ A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

(1)      Expense information has been restated to reflect current fees.

(2) Without the fee waivers, Advisory Fees for the Combined Fund would be .60% for all classes of shares.

(3) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Bond Fund and Class A and Class B shareholders of the One Group Bond Fund and the Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees would be .35% for Class A shares and 1.00% for Class B shares of the One Group Bond Fund and Combined Fund. The amount of 12b-1 Fees shown for the One Group Bond Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Bond Fund are reflected under "Other Expenses."

(4) Other Expenses for the One Group Bond Fund and Combined Fund are based on estimated amounts for the current fiscal year. Without the fee waiver, Other Expenses for the One Group Bond Fund and Combined Fund would be .21% for all classes of shares.

(5) The Investment Adviser of the Pegasus Bond Fund has voluntarily agreed to limit the Total Fund Operating Expenses to .99%, 1.74% and 0.74%, respectively, for the Class A, Class B and Class I shares.

(6) Without the voluntary reduction of Investment Advisory and 12b-1 fees, Total Fund Operating Expenses would be 1.16% for Class A Shares, 1.81% for Class B shares and .81% for Class I shares of the One Group Bond Fund and the Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:


                                                  1 Year            3 Years           5 Years          10 Years
                                                  ------            -------           -------          --------
Pegasus Bond Fund
      Class A Shares                                $54               $72              $92              $149
      Class B Shares                                $67/$17*          $82/$52*         $109/$89*        $165+
      Class I Shares                                $ 6               $20              $35              $79

One Group Bond Fund
      Class A Shares                                $53               $71              $90              $145
      Class A Shares (without fee waivers)          $56               $80              $106             $180
      Class B Shares                                $65/$15*          $77/$47*         $102/$82*        $161**
      Class B Shares (without fee waivers)          $68/$18*          $87/$57*         $118/$98*        $196**
      Class I Shares                                $ 6               $19              $33              $75
      Class I Shares (without fee waivers)          $ 8               $26              $45              $100

Combined Fund Pro Forma
      Class A Shares                                $53               $71              $90              $145
      Class A Shares (without fee waivers)          $56               $80              $106             $180
      Class B Shares                                $65/$15*          $77/$47*         $102/$82*        $161**
      Class B Shares (without fee waivers)          $68/$18*          $87/$57*         $118/$98*        $196**
      Class I Shares                                $ 6               $19              $33              $75
      Class I Shares (without fee waivers)          $ 8               $26              $45              $100

 *   Assuming no redemption of Class B shares

** Class B shares of the One Group Bond Fund and Combined Fund automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

+    Assumes conversion to Class A shares


                                                 Pegasus                        One Group
                                               Short Bond                   Short-Term Bond                  Combined
                                                  Fund                          Fund(1)                   Fund Pro Forma
                                                  ----                          -------                   --------------

                                      Class A     Class B   Class I   Class A   Class B   Class I   Class A   Class B   Class I
                                      Shares      Shares    Shares    Shares    Shares    Shares    Shares    Shares    Shares
SHAREHOLDER TRANSACTION EXPENSES*
  Maximum Sales Charge Imposed on
   Purchases (as a percentage of
   offering price)                    1.00%       None      None      3.00%     None      None      3.00%     None      None
  Sales Charge on Reinvested
   Dividends                          None        None      None      None      None      None      None      None      None
  Maximum Contingent Deferred Sales
   Charge (as a
   percentage of original purchase
   price or redemption proceeds,
   as applicable)                     None+       1.00%     None      None+     3.00%     None      None+     3.00%     None
  Redemption Fees                     None        None      None      None      None      None      None      None      None
  Exchange Fees                       None        None      None      None      None      None      None      None      None

ANNUAL OPERATING EXPENSES
  (as a percentage of average daily
  net assets)

Advisory Fees (after fee waivers)(2)  .35%        .35%      .35%      .40%      .40%      .40%      .32%      .32%      .32%
12b-1 Fees (after fee waivers)(3)     None        .75%      None      .25%      .75%      None      .25%      .75%      None
Other Expenses                        .49%        .49%      .24%      .22%      .22%      .22%      .21%      .21%      .21%
Total Fund Operating Expenses
  (after fee waivers)(4,5)            .84%       1.59%      .59%      .87%     1.37%      .62%      .78%     1.28%      .53%

--------------------------

* If shares of the One Group Short-Term Bond Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

+ A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

(1)      Expense information has been restated to reflect current fees.

(2) Without the fee waivers, Advisory Fees for the One Group Short-Term Bond Fund and Combined Fund would be .60% for all classes of shares.

(3) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Short Bond Fund and Class A and Class B Shareholders of the One Group Short-Term Bond Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees would be .35% for Class A shares and 1.00% for Class B shares of the One Group Short-Term Bond Fund and Combined Fund. The amount of 12b-1 Fees shown for the One Group Short-Term Bond Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Short Bond Fund are reflected under "Other Expenses."

(4) The Investment Adviser of the Pegasus Short Bond Fund has voluntarily agreed to limit the Total Fund Operating Expenses to .86%, 1.61% and .61%, respectively, for the Class A, Class B and Class I shares.

(5) Without the voluntary reduction of Investment advisory and 12b-1 Fees, Total Fund Operating Expenses would be 1.17% for Class A shares, 1.82% for Class B shares, and .82% for Class I shares of the One Group Short-Term Bond Fund and 1.16% for Class A shares, 1.81% for Class B shares and .81% for Class I shares of the Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:


                                                  1 Year            3 Years           5 Years          10 Years
                                                  ------            -------           -------          --------
Pegasus Short Bond Fund
      Class A Shares                                $19               $37              $56              $113
      Class B Shares                                $26/$16*          $42+             $62+             $118+
      Class I Shares                                $ 6               $19              $33              $ 74

One Group Short-Term Bond Fund
      Class A Shares                                $39               $57              $77              $134
      Class A Shares (without fee waivers)          $42               $66              $92              $168
      Class B Shares                                $44/$14*          $63/$43*         $75              $138**
      Class B Shares (without fee waivers)          $48/$18*          $77/$57*         $99              $181**
      Class I Shares                                $ 6               $20              $35              $ 77
      Class I Shares (without fee waivers)          $ 8               $26              $46              $101

Combined Fund Pro Forma
      Class A Shares                                $38               $54              $72              $124
      Class A Shares (without fee waivers)          $41               $66              $92              $167
      Class B Shares                                $43/$13*          $61/$41*         $70*             $128**
      Class B Shares (without fee waivers)          $48/$18*          $77/$57*         $98*             $180**
      Class I Shares                                $ 5               $17              $30              $66
      Class I Shares (without fee waivers)          $ 8               $26              $45              $100

 *   Assuming no redemption of Class B shares

** Class B shares of the One Group Short-Term Bond Fund and the Combined Fund automatically convert to Class A shares after six (6) years. Therefore, the "10 Years" example above reflects this conversion.

+    Assumes conversion to Class A shares


                                                  Pegasus                      One Group
                                             Multi Sector Bond                Income Bond                     Combined
                                                   Fund                         Fund(1)                    Fund Pro Forma
                                                   ----                         -------                    --------------

                                      Class A     Class B   Class I   Class A   Class B   Class I   Class A   Class B   Class I
                                      Shares      Shares    Shares    Shares    Shares    Shares    Shares    Shares    Shares
SHAREHOLDER TRANSACTION EXPENSES*
  Maximum Sales Charge Imposed on
   Purchases (as a percentage of
   offering price)                    3.00%       None      None      4.50%     None      None      4.50%     None      None
  Sales Charge on Reinvested
   Dividends                          None        None      None      None      None      None      None      None      None
  Maximum Contingent Deferred Sales
   Charge (as a percentage of
   original purchase price or
   redemption proceeds,
   as applicable)                     None+       3.00%     None      None+     5.00%     None      None+     5.00%     None
  Redemption Fees                     None        None      None      None      None      None      None      None      None
  Exchange Fees                       None        None      None      None      None      None      None      None      None
ANNUAL OPERATING EXPENSES
  (as a percentage of average daily
  net assets)

Advisory Fees (after fee waivers)(2)  .40%        .40%      .40%      .40%      .40%      .40%      .41%      .41%      .41%
12b-1 Fees (after fee waivers)(3)     None        .75%      None      .25%      .90%      None      .25%      .90%      None
Other Expenses                        .50%        .50%      .25%      .22%      .22%      .22%      .21%      .21%      .21%
Total Fund Operating Expenses
   (after fee waivers)(4,5)           .90%       1.65%      .65%      .87%     1.52%      .62%      .87%     1.52%      .62%

--------------------------

* If shares of the One Group Income Bond Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

+ A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

(1)      Expense information has been restated to reflect current fees.

(2) Without the fee waivers, Advisory Fees for the One Group Income Bond Fund and Combined Fund would be .60% for all classes of shares.

(3) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Multi Sector Bond Fund and Class A and Class B shareholders of the One Group Income Bond Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees would be .35% for Class A shares and 1.00% for Class B shares of the One Group Income Bond Fund and Combined Fund. The amount of 12b-1 Fees shown for the One Group Income Bond Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Multi Sector Bond Fund are reflected under "Other Expenses."

(4) The Investment Adviser of the Pegasus Multi Sector Bond Fund has voluntarily agreed to limit the Total Fund Operating Expenses to .92%, 1.67% and .67%, respectively, for the Class A, Class B and Class I shares.

(5) Without the voluntary reduction of Investment Advisory and 12b-1 Fees, Total Fund Operating Expenses would be 1.17% for Class A shares, 1.82% for Class B shares and .82% for Class I shares of the One Group Income Bond Fund and 1.16% for Class A shares, 1.81% for Class B shares and .81% for Class I shares of the Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:


                                                  1 Year            3 Years           5 Years          10 Years
                                                  ------            -------           -------          --------
Pegasus Multi Sector Bond Fund
      Class A Shares                                $39               $58              $79              $138
      Class B Shares                                $47/$17*          $72/$52*         $100/$90*        $158+
      Class I Shares                                $ 7               $21              $36              $ 81

One Group Income Bond Fund
      Class A Shares                                $53               $72              $91              $147
      Class A Shares (without fee waivers)          $56               $80              $106             $181
      Class B Shares                                $65/$15*          $78/$48*         $103/$83*        $164**
      Class B Shares (without fee waivers)          $68/$18*          $87/$57*         $119/$99*        $197**
      Class I Shares                                $ 6               $20              $35              $ 77
      Class I Shares (without fee waivers)          $ 8               $26              $46              $101

Combined Fund Pro Forma
      Class A Shares                                $53               $72              $91              $147
      Class A Shares (without fee waivers)          $56               $80              $106             $180
      Class B Shares                                $65/$15*          $78/$48*         $103/$83*        $164**
      Class B Shares (without fee waivers)          $68/$18*          $87/$57*         $118/$98*        $196**
      Class I Shares                                $ 6               $20              $35              $ 77
      Class I Shares (without fee waivers)          $ 8               $26              $45              $100

 *   Assuming no redemption of Class B shares

** Class B shares of the One Group Income Bond Fund automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

+    Assumes conversion to Class A shares

                                                  Pegasus                      One Group
                                              High Yield Bond               High Yield Bond                Combined
                                                  Fund(1)                       Fund(1)                 Fund Pro Forma
                                                  -------                       -------                 --------------

                                      Class A     Class B   Class I   Class A   Class B   Class I   Class A   Class B   Class I
                                      Shares      Shares    Shares    Shares    Shares    Shares    Shares    Shares    Shares
SHAREHOLDER TRANSACTION EXPENSES*
  Maximum Sales Charge Imposed on
   Purchases (as a percentage of
   offering price)                    4.50%       None      None      4.50%     None      None      4.50%     None      None
  Sales Charge on Reinvested
   Dividends                          None        None      None      None      None      None      None      None      None
  Maximum Contingent Deferred Sales
   Charge (as a percentage of
   original purchase price or
   redemption proceeds,
   as applicable)                     None+       5.00%     None      None+     5.00%     None      None+     5.00%     None
  Redemption Fees                     None        None      None      None      None      None      None      None      None
  Exchange Fees                       None        None      None      None      None      None      None      None      None

ANNUAL OPERATING EXPENSES
  (as a percentage of average daily
  net assets)

Advisory Fees (after fee waivers)(2)  .60%        .60%      .60%      .60%      .60%      .60%      .60%      .60%      .60%
12b-1 Fees (after fee waivers)(3)     None        .75%      None      .25%      .90%      None      .25%      .90%      None
Other Expenses(4)                     .54%        .54%      .29%      .35%      .35%      .35%      .27%      .27%      .27%
Total Fund Operating Expenses
  (after fee waivers and/or
  expense reimbursements)(5,6)       1.14%       1.89%      .89%     1.20%     1.85%      .95%     1.12%     1.77%      .87%

--------------------------

* If shares of the One Group High Yield Bond Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

+ A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

(1)      Expense information has been restated to reflect current fees.

(2) Without the fee waivers, Advisory Fees for the Pegasus High Yield Bond Fund would be .70% for all classes of shares. Without the fee waivers, Advisory Fees for the One Group High Yield Bond Fund and Combined Fund would be .75% for all classes of shares.

(3) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus High Yield Bond Fund and Class A and Class B shareholders of the One Group High Yield Bond Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees would be .35% for Class A shares and 1.00% for Class B shares of the One Group High Yield Bond Fund and Combined Fund. The amount of 12b-1 Fees shown for the Class A and Class B Shareholders of the One Group High Yield Bond Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Pegasus High Yield Bond Fund are reflected under "Other Expenses."

(4) Other Expenses are based on estimated amounts for the current fiscal year.

(5) The Investment Adviser of the Pegasus High Yield Bond Fund has voluntarily agreed to limit the Total Fund Operating Expenses to 1.14%, 1.89% and .89%, respectively, for the Class A, Class B and Class I shares.

(6) Without the voluntary reduction of Investment Advisory and/or expense reimbursements, Total Fund Operating Expenses would be 1.24% for Class A shares, 1.99% for Class B shares, and .99% for Class I shares of the Pegasus High Yield Bond Fund. Without the voluntary reduction of Investment Advisory and 12b-1 Fees, Total Fund Operating Expenses would be 1.45% for Class A shares, 2.10% for Class B shares, and 1.10% for Class I shares of the One Group High Yield Bond Fund and 1.37% for Class A shares, 2.02% for Class B shares and 1.02% for Class I shares of the Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:


                                                  1 Year            3 Years           5 Years          10 Years
                                                  ------            -------           -------          --------
Pegasus High Yield Bond Fund
      Class A Shares                                $61               $85              $110             $182
      Class B Shares                                $69/$19*          $90/$60*         $123/$103*       $194+
      Class I Shares                                $ 9               $29              $ 50             $110

One Group High Yield Bond Fund
      Class A Shares                                $57               $81              N/A              N/A
      Class A Shares (without fee waivers)          $59               $89              N/A              N/A
      Class B Shares                                $69/$19*          $88/$58*         N/A              N/A
      Class B Shares (without fee waivers)          $71/$21*          $96/$66*         N/A              N/A
      Class I Shares                                $10               $30              N/A              N/A
      Class I Shares (without fee waivers)          $11               $35              N/A              N/A

Combined Fund Pro Forma
      Class A Shares                                $56               $79              $104             $175
      Class A Shares (without fee waivers)          $58               $86              $117             $202
      Class B Shares                                $68/$18*          $86/$56*         $116/$96*        $191*
      Class B Shares (without fee waivers)          $71/$21*          $93/$63*         $129/$109*       $218*
      Class I Shares                                $ 9               $28              $48              $107
      Class I Shares (without fee waivers)          $10               $32              $56              $125

*  Assuming no redemption of Class B shares

+  Assumes conversion to Class A shares

                                                Pegasus                       One Group
                                            Municipal Bond                  Tax-Free Bond             Combined
                                                 Fund                           Fund*               Fund Pro Forma
                                            --------------                  -------------           --------------

                                      Class A     Class B   Class I   Class A   Class B   Class I   Class A   Class B   Class I
                                      Shares      Shares    Shares    Shares    Shares    Shares    Shares    Shares    Shares
SHAREHOLDER TRANSACTION EXPENSES**
  Maximum Sales Charge Imposed on
   Purchases (as a percentage of
   offering price)                    4.50%       None      None      4.50%     None      None      4.50%     None      None
  Sales Charge on Reinvested
   Dividends                          None        None      None      None      None      None      None      None      None
  Maximum Contingent Deferred Sales
   Charge (as a percentage of
   original purchase price or
   redemption proceeds, as
   applicable)                        None+       5.00%     None      None+     5.00%     None      None+     5.00%     None
  Redemption Fees                     None        None      None      None      None      None      None      None      None
  Exchange Fees                       None        None      None      None      None      None      None      None      None

ANNUAL OPERATING EXPENSES
  (as a percentage of average
  daily net assets)

Advisory Fees (after fee waivers)(1)   .40%        .40%     .40%       .40%      .40%     .40%       .40%      .40%     .40%
12b-1 Fees (after fee waivers)(2)     None         .75%     None       .25%      .90%     None       .25%      .90%     None
Other Expenses(3)                      .48%        .48%     .23%       .22%      .22%     .22%       .22%      .22%     .22%
Total Fund Operating Expenses
 (after fee waivers)(4,5)              .88%       1.63%     .63%       .87%     1.52%     .62%       .87%     1.52%     .62%

--------------------------

 * The One Group Tax-Free Bond Fund has not yet commenced operations. The One Group Tax-Free Bond Fund will continue the operations of the Pegasus Municipal Bond Fund upon consummation of the Reorganization relating to that Fund.

** If shares of the One Group Tax-Free Bond Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

+ A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

(1) Without the fee waivers, Advisory Fees for the One Group Tax-Free Bond Fund and Combined Fund would be .45% for all classes of shares.

(2) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Municipal Bond Fund and Class A and Class B shareholders of the One Group Tax-Free Bond Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees would be .35% for Class A shares and 1.00% for Class B shares of the One Group Tax-Free Bond Fund and the Combined Fund. The amount of 12b-1 Fees shown for the One Group Tax-Free Bond Fund and the Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Municipal Bond Fund are reflected under "Other Expenses."

(3) Other Expenses for the One Group Tax-Free Bond Fund and Combined Fund are based on estimated amounts for the current fiscal year. Without the fee waiver, Other Expenses for the One Group Tax-Free Bond Fund and Combined Fund would be .23% for all classes of shares.

(4) The Investment Adviser of the Pegasus Municipal Bond Fund has voluntarily agreed to limit the Total Fund Operating Expenses to .98%, 1.73% and .73%, respectively, for the Class A, Class B and Class I shares.

(5) Without the voluntary reduction of Investment Advisory and 12b-1 fees, Total Fund Operating Expenses would be 1.03% for Class A shares, 1.68% for Class B shares, and .68% for Class I shares of the One Group Tax-Free Bond Fund and Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                  1 Year            3 Years           5 Years          10 Years
                                                  ------            -------           -------          --------
Pegasus Municipal Bond Fund
      Class A Shares                                $54               $72              $92              $149
      Class B Shares                                $67/$17*          $82/$52*         $109/$89*        $165+
      Class I Shares                                $ 6               $20              $35              $79

One Group Tax-Free Bond Fund
      Class A Shares                                $53               $72              $91              $147
      Class A Shares (without fee waivers)          $55               $76              $99              $165
      Class B Shares                                $65/$15*          $78/$48*         $103/$83*        $164**
      Class B Shares (without fee waivers)          $67/$17*          $83/$53*         $111/$91*        $181**
      Class I Shares                                $ 6               $20              $35              $77
      Class I Shares (without fee waivers)          $11               $33              $57              $126

Combined Fund Pro Forma
      Class A Shares                                $53               $72              $91              $147
      Class A Shares (without fee waivers)          $55               $76              $99              $165
      Class B Shares                                $65/$15*          $78/$48*         $103/$83*        $164**
      Class B Shares (without fee waivers)          $67/$17*          $83/$53*         $111/$91*        $181**
      Class I Shares                                $ 6               $20              $35              $77
      Class I Shares (without fee waivers)          $11               $33              $57              $126

 * Assuming no redemption of Class B shares

** Class B shares of the One Group Tax-Free Bond Fund and Combined Fund automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A shares

                                                                              One Group
                                                 Pegasus                      Short-Term
                                             Short Municipal                  Municipal                     Combined
                                                Bond Fund                     Bond Fund                   Fund Pro Forma
                                             ---------------                 ------------                --------------

                                      Class A     Class B   Class I   Class A   Class B   Class I   Class A   Class B   Class I
                                      Shares      Shares    Shares    Shares    Shares    Shares    Shares    Shares    Shares
SHAREHOLDER TRANSACTION EXPENSES**
  Maximum Sales Charge Imposed on
   Purchases (as a percentage of
   offering price)                    1.00%       None      None      3.00%     None      None      3.00%     None      None
  Sales Charge on Reinvested
   Dividends                          None        None      None      None      None      None      None      None      None
  Maximum Contingent Deferred Sales
   Charge (as a percentage of
   original purchase price or
   redemption proceeds, as
   applicable)                        None+       1.00%     None      None+     5.00%     None      None+     5.00%     None
  Redemption Fees                     None        None      None      None      None      None      None      None      None
  Exchange Fees                       None        None      None      None      None      None      None      None      None

ANNUAL OPERATING EXPENSES(1)
  (as a percentage of average
  daily net assets)

Advisory Fees (after fee waivers)(2)   .33%        .33%     .33%       .35%      .35%     .35%       .35%      .35%     .35%
12b-1 Fees (after fee waivers)(3)     None         .75%     None       .25%      .90%     None       .25%     .90%      None
Other Expenses(4)                      .54%        .54%     .29%       .27%      .27%     .27%       .27%     .27%      .27%
Total Fund Operating Expenses
 (after fee waivers)(5,6)              .87%       1.62%     .62%       .87%     1.52%     .62%       .87%    1.52%      .62%

--------------------------

* The One Group Short-Term Municipal Bond Fund has not yet commenced operations. The One Group Short-Term Municipal Bond Fund will continue the operations of the Pegasus Short Municipal Bond Fund upon consummation of the Reorganization relating to that Fund.

** If shares of the One Group Short-Term Municipal Bond Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

+ A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

(1)      Expense information has been restated to reflect current fees.

(2) Without the fee waivers, Advisory Fees would be .40% for the Pegasus Short Municipal Bond Fund and .60% for the One Group Short-Term Municipal Bond Fund and Combined Fund for all classes of shares.

(3) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Short Municipal Bond Fund and Class A and Class B shares of the One Group Short-Term Municipal Bond Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waivers, 12b-1 Fees would be .35% for Class A shares and 1.00% for Class B shares of the One Group Short-Term Municipal Bond Fund and Combined Fund. The amount of 12b-1 Fees shown for the One Group Short-Term Municipal Bond Fund and the Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Short Municipal Bond Fund are reflected under "Other Expenses."

(4) Other Expenses for the One Group Short-Term Municipal Bond Fund and Combined Fund are based on estimated amounts for the current fiscal year. Without the fee waiver, Other Expenses for the One Group Short-Term Municipal Bond Fund and Combined Fund would be .29% for all classes of shares.

(5) The Investment Adviser of the Pegasus Short Municipal Bond Fund has voluntarily agreed to limit the Total Fund Operating Expenses to .87%, 1.62% and .62%, respectively, for the Class A, Class B and Class I shares.

(6) Without the voluntary reduction of Investment Advisory fees and other expenses, Total Fund Operating Expenses would be .94% for Class A shares, 1.69% for Class B shares, and .69% for Class I shares of the Pegasus Short Municipal Bond Fund. Without the voluntary reduction of Investment Advisory and 12b-1 Fees, Total Fund Operating Expenses would be 1.24% for Class A shares, 1.89% for Class B shares, and .89% for Class I shares of the One Group Short-Term Municipal Bond Fund and Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (2) redemption at the end of the following periods:

                                                  1 Year            3 Years           5 Years          10 Years
                                                  ------            -------           -------          --------
Pegasus Short Municipal Bond Fund
      Class A Shares                                $19               $38              N/A              N/A
      Class B Shares                                $26/$17*          $43+             N/A              N/A
      Class I Shares                                $ 6               $20              N/A              N/A

One Group Short-Term Municipal Bond Fund
      Class A Shares                                $54               $72              $92              $149
      Class A Shares (without fee waivers)          $57               $83              $110             $188
      Class B Shares                                $46/$16*          $68/$48*         $83*             $149**
      Class B Shares (without fee waivers)          $49/$19*          $79/$59*         $102*            $189**
      Class I Shares                                $ 6               $20              $35              $79
      Class I Shares (without fee waivers)          $ 9               $28              $49              $116

Combined Fund Pro Forma
      Class A Shares                                $54               $72              $92              $149
      Class A Shares (without fee waivers)          $57               $83              $110             $188
      Class B Shares                                $46/$16*          $68/$48*         $83*             $149**
      Class B Shares (without fee waivers)          $49/$19*          $79/$59*         $102*            $189**
      Class I Shares                                $ 6               $20              $35              $79
      Class I Shares (without fee waivers)          $ 9               $28              $49              $116

*   Assuming no redemption of Class B shares

** Class B shares of the One Group Short-Term Bond Fund and Combined Fund automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

+   Assumes conversion to Class A shares


                                                 Pegasus                      One Group
                                               Intermediate                  Intermediate
                                                Municipal                      Tax-Free                    Combined
                                                Bond Fund                    Bond Fund(1)                Fund Pro Forma
                                             ---------------                 ------------                --------------

                                      Class A     Class B   Class I   Class A   Class B   Class I   Class A   Class B   Class I
                                      Shares      Shares    Shares    Shares    Shares    Shares    Shares    Shares    Shares
SHAREHOLDER TRANSACTION EXPENSES*
  Maximum Sales Charge Imposed on
   Purchases (as a percentage of
   offering price)                    3.00%       None      None      4.50%     None      None      4.50%     None      None
  Sales Charge on Reinvested
   Dividends                          None        None      None      None      None      None      None      None      None
  Maximum Contingent Deferred Sales
   Charge (as a percentage of
   original purchase price or
   redemption proceeds, as
   applicable)                        None+       3.00%     None      None+     5.00%     None      None+     5.00%     None
  Redemption Fees                     None        None      None      None      None      None      None      None      None
  Exchange Fees                       None        None      None      None      None      None      None      None      None

ANNUAL OPERATING EXPENSES
  (as a percentage of average
  daily net assets)

Advisory Fees (after fee
waivers)(2)                            .40%        .40%     .40%       .42%      .42%     .42%       .39%      .39%     .39%
12b-1 Fees (after fee waivers)(3)     None         .75%     None       .25%      .90%     None       .25%      .90%     None
Other Expenses                         .45%        .45%     .20%       .24%      .24%     .24%       .19%      .19%     .19%
Total Fund Operating Expenses
  (after fee waivers)(4,5)             .85%       1.60%     .60%       .91%     1.56%     .66%       .83%     1.48%     .58%

--------------------------

* If shares of the One Group Intermediate Tax-Free Bond Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

+ A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

(1)      Expense information has been restated to reflect current fees.

(2) Without the fee waivers, Advisory Fees for the One Group Intermediate Tax-Free Bond Fund and Combined Fund would be .60% for all classes of shares.

(3) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Intermediate Municipal Bond Fund and Class A and Class B shareholders of the One Group Intermediate Tax-Free Bond Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees would be .35% for Class A shares and 1.00% for Class B shares of the One Group Intermediate Tax-Free Bond Fund and Combined Fund. The amount of 12b-1 Fees shown for the One Group Intermediate Tax-Free Bond Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Intermediate Municipal Bond Fund are reflected under "Other Expenses."

(4) The Investment Adviser of the Pegasus Intermediate Municipal Bond Fund has voluntarily agreed to limit the Total Fund Operating Expenses to .93%, 1.68% and .68%, respectively, for the Class A, Class B and Class I shares.

(5) Without the voluntary reduction of Investment Advisory and 12b-1 Fees, Total Fund Operating Expenses would be 1.19% for Class A shares, 1.84% for Class B shares, and .84% for Class I shares of the One Group Intermediate Tax-Free Bond Fund and 1.14% for Class A shares, 1.79% for Class B shares and .79% for Class I shares of the Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                  1 Year            3 Years           5 Years          10 Years
                                                  ------            -------           -------          --------
Pegasus Intermediate Municipal Bond Fund
      Class A Shares                                $38               $56              $76              $132
      Class B Shares                                $46/$16*          $71/$51*         $98/$88*         $152+
      Class I Shares                                $ 6               $19              $34              $75

One Group Intermediate Tax-Free Bond Fund
      Class A Shares                                $ 54              $73              $93              $152
      Class A Shares (without fee waivers)          $ 57              $81              $107             $185
      Class B Shares                                $66/$16*          $79/$49*         $105/$85*        $168**
      Class B Shares (without fee waivers)          $69/$19*          $88/$58*         $120/$101*       $199**
      Class I Shares                                $ 7               $21              $37              $82
      Class I Shares (without fee waivers)          $ 9               $27              $47              $104

Combined Fund Pro Forma
      Class A Shares                                $53               $70              $89              $143
      Class A Shares (without fee waivers)          $56               $80              $105             $177
      Class B Shares                                $65/$15*          $77/$47*         $101/$81*        $159**
      Class B Shares (without fee waivers)          $68/$18*          $86/$56*         $117/$97*        $193**
      Class I Shares                                $ 6               $19              $32              $73
      Class I Shares (without fee waivers)          $ 8               $25              $44              $98

 *  Assuming no redemption of Class B shares

** Class B shares of the One Group Intermediate Tax-Free Bond Fund and the Combined Fund automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

+   Assumes conversion to Class A shares

                                                Pegasus                      One Group
                                          Michigan Municipal             Michigan Municipal            Combined
                                              Bond Fund                     Bond Fund                 Fund Pro Forma
                                          ------------------             ------------------           --------------

                                      Class A     Class B   Class I   Class A   Class B   Class I   Class A   Class B   Class I
                                      Shares      Shares    Shares    Shares    Shares    Shares    Shares    Shares    Shares
SHAREHOLDER TRANSACTION EXPENSES**
  Maximum Sales Charge Imposed on
   Purchases (as a percentage of
   offering price)                    4.50%       None      None      4.50%     None      None      4.50%     None      None
  Sales Charge on Reinvested
   Dividends                          None        None      None      None      None      None      None      None      None
  Maximum Contingent Deferred Sales
   Charge (as a percentage of
   original purchase price or
   redemption proceeds, as
   applicable)                        None+       5.00%     None      None+     5.00%     None      None+     5.00%     None
  Redemption Fees                     None        None      None      None      None      None      None      None      None
  Exchange Fees                       None        None      None      None      None      None      None      None      None

ANNUAL OPERATING EXPENSES
  (as a percentage of average
  daily net assets)

Advisory Fees (after fee waivers)(1)   .40%        .40%     .40%       .40%      .40%     .40%       .40%      .40%     .40%
12b-1 Fees (after fee waivers)(2)     None         .75%     None       .25%      .90%     None       .25%      .90%     None
Other Expenses(3)                      .51%        .51%     .26%       .25%      .25%     .25%       .25%      .25%     .25%
Total Fund Operating Expenses
  (after fee waivers)(4)               .91%       1.66%     .66%       .90%     1.55%     .65%       .90%     1.55%     .65%

--------------------------

* The One Group Michigan Municipal Bond Fund has not yet commenced operations. The One Group Michigan Municipal Bond Fund will continue the operations of the Pegasus Michigan Municipal Bond Fund upon consummation of the Reorganization relating to that Fund.

** If shares of the One Group Michigan Municipal Bond Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from the redemption amounts paid by wire.

+ A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

(1) Without the fee waiver, Investment Advisory Fees for the One Group Michigan Municipal Bond Fund and Combined Fund would be .45% for all classes of shares.

(2) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Michigan Municipal Bond Fund and Class A and Class B shareholders of the One Group Michigan Municipal Bond Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waivers, 12b-1 Fees would be .35% for Class A shares and 1.00% for Class B shares of the One Group Michigan Municipal Bond Fund and the Combined Fund. The amount of 12b-1 Fees shown for the One Group Michigan Municipal Bond and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Michigan Municipal Bond Fund are reflected under "Other Expenses."

(3) Other Expenses for the One Group Michigan Municipal Bond Fund and Combined Fund are based on estimated amounts for the current fiscal year. Without the fee waiver, Other Expenses for the One Group Michigan Municipal Bond Fund and Combined Fund would be .26% for all classes of shares.

(4) The Investment Adviser of the Pegasus Michigan Municipal Bond Fund has voluntarily agreed to limit the Total Fund Operating Expenses to 0.98%, 1.73% and 0.73%, respectively, for the Class A, Class B and Class I shares. Without the voluntary reduction of Investment Advisory and 12b-1 Fees, Total Fund Operating Expenses would be 1.06% for Class A shares, 1.71% for Class B shares, and .71% for Class I shares of the One Group Michigan Municipal Bond Fund and Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (2) redemption at the end of the following periods:

                                                  1 Year            3 Years           5 Years          10 Years
                                                  ------            -------           -------          --------
Pegasus Michigan Municipal Bond Fund
      Class A Shares                                $54               $73              $93              $152
      Class B Shares                                $67/$17*          $83/$53*         $111/$91*        $168+
      Class I Shares                                $ 7               $21              $37              $82

One Group Michigan Municipal Bond Fund
      Class A Shares                                $54               $72              $93              $151
      Class A Shares (without fee waivers)          $55               $77              $101             $169
      Class B Shares                                $66/$16*          $79/$49*         $104/$84*        $167**
      Class B Shares (without fee waivers)          $67/$17*          $84/$54*         $113/$93*        $185**
      Class I Shares                                $ 7               $21              $36              $81
      Class I Shares (without fee waivers)          $ 7               $23              $40              $88

Combined Fund Pro Forma
      Class A Shares                                $54               $72              $93              $151
      Class A Shares (without fee waivers)          $55               $77              $101             $169
      Class B Shares                                $66/$16*          $79/$49*         $104/$84*        $167**
      Class B Shares (without fee waivers)          $67/$17*          $84/$54*         $113/$93*        $185**
      Class I Shares                                $ 7               $21              $36              $81
      Class I Shares (without fee waivers)          $ 7               $23              $40              $88

 *   Assuming no redemption of Class B shares

** Class B shares of the One Group Michigan Municipal Bond Fund and Combined Fund automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 +   Assumes conversion to Class A shares

                                  APPENDIX III

                            COMPARISON OF INVESTMENT
                   OBJECTIVES AND CERTAIN SIGNIFICANT POLICIES

         This Appendix sets forth the investment objectives and certain significant investment policies of the Pegasus Portfolios and The One Group Funds. The investment objective and certain investment policies of each of the Pegasus Portfolios and One Group Funds are fundamental. This means that they may not be changed without a vote of the holders of a majority of a fund's outstanding shares, as defined by the 1940 Act. Investment policies of the Pegasus Portfolios and One Group Funds that are not fundamental may be changed by the respective Board of Trustees. The following is qualified in its entirety by the more detailed information included in the prospectuses and statements of additional information for the Reorganizing Pegasus Portfolios and the corresponding Existing One Group Funds which are incorporated by reference in this Combined Prospectus/Proxy Statement.

         PEGASUS MONEY MARKET FUND AND THE ONE GROUP PRIME MONEY MARKET FUND.

         The Pegasus Money Market Fund's investment objective is to seek to provide a high level of current income consistent with the preservation of capital and liquidity. The One Group Prime Money Market Fund seeks current income with liquidity and stability of principal. Each Fund pursues its investment objective by investing in a diversified portfolio of high quality money market instruments.

         PEGASUS TREASURY MONEY MARKET FUND AND THE ONE GROUP U.S. TREASURY SECURITIES MONEY MARKET FUND.

         The Pegasus Treasury Money Market Fund's investment objective is to seek to provide a high level of current income consistent with the preservation of capital and liquidity. The One Group U.S. Treasury Securities Money Market Fund seeks current income with liquidity and stability of principal. Each Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements collateralized by such Treasury obligations and when-issued securities.

         The One Group U.S. Treasury Securities Money Market Fund has a fundamental policy that says the Fund will invest only in U.S. Treasury obligations and repurchase agreements collateralized by such obligations. The Pegasus Treasury Money Market Fund has a similar investment policy, but it is not fundamental.






                                     III-1

         PEGASUS MUNICIPAL MONEY MARKET FUND AND ONE GROUP MUNICIPAL MONEY MARKET FUND.

         The Pegasus Municipal Money Market Fund's investment objective is to seek to provide a high level of current interest income that is exempt from Federal income taxes consistent with the preservation of capital and liquidity. The One Group Municipal Money Market Fund seeks as high a level of current interest income exempt from Federal income tax as is consistent with capital preservation and stability of principal. Under normal market conditions, both Funds invest at least 80% of their assets in high quality obligations issued by or on behalf of the states, territories and possessions of the United States, including the District of Columbia, and their respective political subdivisions, agencies, instrumentalities and authorities, the interest on which is exempt from regular Federal income tax ("Municipal Securities"). The Funds have no limitation on investments in Municipal Securities that produce income that is subject to the Federal alternative minimum tax.

         PEGASUS MICHIGAN MUNICIPAL MONEY MARKET FUND AND THE ONE GROUP MICHIGAN MUNICIPAL MONEY MARKET FUND.

         The investment objective of both Funds is to seek as high a level of current interest income exempt from Federal income tax and Michigan personal income tax as is consistent with capital preservation and stability of principal. The Pegasus Michigan Municipal Money Market Fund, under normal market conditions will invest at least 65% of its assets in high quality debt obligations issued by the State of Michigan, its political subdivisions, municipalities, corporation and authorities, the interest on which, in the opinion of bond counsel, is exempt from regular Federal income tax and Michigan personal income tax ("Michigan Municipal Securities"). The One Group Michigan Municipal Money Market Fund, as a matter of fundamental policy, must invest at least 80% of its assets in Michigan Municipal Securities. The One Group Michigan Municipal Money Market Fund was created to continue the business of the Pegasus Michigan Municipal Money Market Fund.

         PEGASUS CASH MANAGEMENT FUND AND THE ONE GROUP CASH MANAGEMENT MONEY MARKET FUND.

         The Pegasus Cash Management Fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The One Group Cash Management Money Market Fund seeks high current income with liquidity and stability of principal. The One Group Cash Management Money Market Fund was created to continue the business of the Pegasus Cash Management Fund.



                                     III-2
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         The Pegasus Cash Management Fund invests in short-term money market obligations, including securities that are issued or guaranteed by the U.S. government or its agencies, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries of domestic banks and foreign banks and thrift institutions, guaranteed investment contracts, repurchase agreements, and high quality domestic and foreign commercial paper and other eligible short-term obligations. During normal market conditions, at least 25% of the Fund's total assets will be invested in bank obligations or instruments secured by such obligations.

         The One Group Cash Management Money Market Fund invests in short-term money market obligations, including securities that are issued or guaranteed by the U.S. government or by select U.S. government agencies and instrumentalities, some of which are subject to repurchase agreements, certificates of deposit, variable and floating rate instruments, mortgage-backed securities, puts and other short-term obligations. The Fund may also invest in other money market funds if those funds have similar investment policies and objectives. At least 25% of the Fund's total assets will be invested in bank obligations. The Fund also engages in securities lending. Both Funds will only acquire securities with a maturity of 397 days or less.

         It is a fundamental policy of The One Group Cash Management Money Market Fund to maintain a constant net asset value of $1 per share, although there is no guarantee that the Fund will be able to do so. The Pegasus Cash Management Fund has a similar investment policy, but it is not fundamental.

         PEGASUS TREASURY CASH MANAGEMENT FUND AND THE ONE GROUP TREASURY CASH MANAGEMENT MONEY MARKET FUND.

         The investment objectives and policies of the Pegasus Treasury Cash Management Fund are substantially the same as those of the corresponding One Group Treasury Cash Management Money Market Fund. The Pegasus Treasury Cash Management Fund seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The One Group Treasury Cash Management Money Market Fund seeks high current income with liquidity and stability of principal.

         The Pegasus Treasury Cash Management Fund invests in U.S. Treasury bills, notes, and direct U.S. Treasury obligations having remaining maturities at 397 days or less. The Fund also invests in repurchase agreements relating to U.S. Treasury obligations. The One Group Treasury Cash Management Money Market Fund invests exclusively in U.S. Treasury bills, notes, bonds and other U.S. obligations issued or guaranteed by the U.S. Treasury, some of which are subject to repurchase agreements. The Fund also engages in securities lending. Both Funds will only acquire securities with a maturity at 397 days or less.

         It is a fundamental policy of The One Group Treasury Cash Management Money Market Fund to maintain a constant net asset value of $1 per share, although there is no guarantee that the Fund will be able to do so. The Pegasus Treasury Cash Management Fund has a similar investment policy, but it is not fundamental.



                                     III-3

         The One Group Treasury Cash Management Money Market Fund was created to continue the business of the Pegasus Treasury Cash Management Fund.

         PEGASUS TREASURY PRIME CASH MANAGEMENT FUND AND THE ONE GROUP TREASURY PRIME CASH MANAGEMENT MONEY MARKET FUND.

         The investment objectives and policies of the Pegasus Treasury Prime Cash Management Fund are substantially the same as those of the corresponding One Group Treasury Prime Cash Management Money Market Fund. The Pegasus Treasury Prime Cash Management Fund seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The One Group Treasury Prime Cash Management Money Market Fund seeks high current income with liquidity and stability of principal.

         The Pegasus Treasury Prime Cash Management Fund invests in U.S. Treasury bills, notes, and direct U.S. Treasury obligations having remaining maturities at 397 days or less. The One Group Treasury Prime Cash Management Money Market Fund invests in U.S. Treasury bills, notes, bonds and other U.S. obligations issued or guaranteed by the U.S. Treasury having remaining maturities of 397 days or less. The Fund also engages in securities lending. Neither Fund invests in repurchase agreements.

         It is a fundamental policy of The One Group Treasury Prime Cash Management Money Market Fund to maintain a constant net asset value of $1 per share, although there is no guarantee that the Fund will be able to do so. The Pegasus Treasury Prime Cash Management Fund has a similar investment policy, but it is not fundamental.

         The One Group Treasury Prime Cash Management Money Market Fund was created to continue the business of the Pegasus Treasury Prime Cash Management Fund.

         PEGASUS U.S. GOVERNMENT SECURITIES CASH MANAGEMENT FUND AND THE ONE GROUP U.S. GOVERNMENT SECURITIES CASH MANAGEMENT MONEY MARKET FUND.

         The investment objectives and policies of the Pegasus U.S. Government Securities Cash Management Fund are substantially the same as those of the corresponding One Group U.S. Government Securities Cash Management Money Market Fund. The Pegasus U.S. Government Securities Cash Management Fund seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The One Group U.S. Government Securities Cash Management Money Market Fund seeks high income with liquidity and stability of principal. Each pursues its investment objective by investing only in short-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and repurchase agreements relating to such securities. The One Group U.S. Government Securities Cash Management Money Market Fund also engages in securities lending. Both Funds will only acquire securities with a maturity of 397 days or less.



                                     III-4

         It is a fundamental policy of The One Group U.S. Government Securities Cash Management Money Market Fund to maintain a constant net asset value of $1 per share, although there is no guarantee that the Fund will be able to do so. The Pegasus U.S. Government Securities Cash Management Fund has a similar investment policy, but it is not fundamental.

         The One Group U.S. Government Securities Cash Management Money Market Fund was created to continue the business of the Pegasus U.S. Government Securities Cash Management Fund.

         PEGASUS MUNICIPAL CASH MANAGEMENT FUND AND THE ONE GROUP MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND.

         The investment objectives and policies of the Pegasus Municipal Cash Management Fund are substantially the same as those of the corresponding One Group Municipal Cash Management Money Market Fund. The Pegasus Municipal Cash Management Fund seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The One Group Municipal Cash Management Money Market Fund seeks high current income exempt from Federal Income tax with liquidity and stability or principal.

         Each Fund invests at least 80% of its assets in the same types of municipal securities, that, in the opinion of bond counsel for the issuer, are exempt from Federal income tax. The investments are in high quality debt obligations issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective political subdivisions and authorities. However, under extraordinary circumstances, both Funds may adopt a temporary defensive position by holding uninvested cash or investing in taxable short-term securities. Both Funds will only acquire securities with a maturity of 397 days or less.

         The Funds may engage in repurchase agreements and lend their securities. Each Fund may also invest as much as 100% of its assets in municipal securities that produce income that is subject to the Federal alternative minimum tax.

         It is a fundamental policy of The One Group Municipal Cash Management Money Market Fund to maintain a constant net asset value of $1 per share, although there is no guarantee that the Fund will be able to do so. The Pegasus Municipal Cash Management Fund has a similar investment policy, but it is not fundamental.

         The One Group Municipal Cash Management Money Market Fund was created to continue the business of the Pegasus Municipal Cash Management Fund.





                                     III-5

         PEGASUS MANAGED ASSETS CONSERVATIVE FUND AND THE ONE GROUP INVESTOR BALANCED FUND.

         The Pegasus Managed Assets Conservative Fund's investment objective is to seek to provide long-term total return; capital appreciation is a secondary consideration. The Fund invests primarily in various equity, fixed income and money market funds of Pegasus. The One Group Investor Balanced Fund's investment objective is to seek high total return consistent with the preservation of capital by investing primarily in a diversified group of The One Group mutual funds which invest primarily in equity and fixed income securities.

         While the range of underlying funds in which each of the Pegasus Managed Assets Conservative Fund and The One Group Investor Balanced Fund invests have similar investment objectives and policies, the Funds differ in their target asset allocations. The Pegasus Managed Assets Conservative Fund seeks to achieve a target asset allocation consisting of 30%-50% in equity exposure, 50%-70% in debt exposure, and 0%-20% in cash equivalents. The Fund achieves the target allocation by investing in up to eight Pegasus equity funds to provide the desired equity exposure, up to six Pegasus fixed income funds to provide the desired debt exposure, and the Pegasus Money Market Fund to provide the desired cash equivalency. In order to meet liquidity needs and for temporary defensive purposes, the Pegasus Managed Assets Conservative Fund also may invest directly in short-term U.S. Government obligations and high quality money market instruments. The One Group Investor Balanced Fund invests 40%-60% of its total assets in twelve mutual funds of The One Group which invest primarily in equity securities, 40%-60% of its total assets in six mutual funds of The One Group that invest primarily in fixed income securities, and up to 10% of its assets in one money market fund of The One Group. The One Group Investor Balanced Fund may also hold cash and cash equivalents.


         PEGASUS MANAGED ASSETS BALANCED FUND AND THE ONE GROUP INVESTOR GROWTH & INCOME FUND.

         The Pegasus Managed Assets Balanced Fund's investment objective is to achieve long-term total return through a combination of capital appreciation and current income. The Fund invests primarily in various equity, fixed income and money market funds of Pegasus. The One Group Investor Growth & Income Fund's investment objective is to seek long-term capital appreciation and growth of income by investing primarily in a diversified group of The One Group mutual funds which invest primarily in equity securities.




                                     III-6

         While the range of underlying funds in which each of the Pegasus Managed Assets Balanced Fund and The One Group Investor Growth & Income Fund invests have similar investment objectives and policies, the Funds differ in their target asset allocations. The Pegasus Managed Assets Balanced Fund seeks to achieve a target asset allocation consisting of 50%-70% in equity exposure, 30%-50% in debt exposure, and 0%-20% in cash equivalents. The Fund achieves the target allocation by investing in up to eight Pegasus equity funds to provide the desired equity exposure, up to six Pegasus fixed income funds to provide the desired debt exposure, and the Pegasus Money Market Fund to provide the desired cash equivalency. In order to meet liquidity needs and for temporary defensive purposes, the Pegasus Managed Assets Balanced Fund also may invest directly in short-term U.S. Government obligations and high quality money market instruments. The One Group Investor Growth & Income Fund invests 60%-80% of its total assets in twelve mutual funds of The One Group which invest primarily in equity securities, 20%-40% of its total assets in eight mutual funds of The One Group that invest primarily in fixed income securities, and up to 10% of its assets in one money market fund of The One Group. The One Group Investor Growth & Income Fund also may hold cash and cash equivalents.

         PEGASUS MANAGED ASSETS GROWTH FUND AND THE ONE GROUP INVESTOR GROWTH FUND.

         The Pegasus Managed Assets Growth Fund's investment objective is to achieve long-term total return; current income is a secondary consideration. The Fund invests primarily in various equity, fixed income and money market funds of Pegasus. The One Group Investor Growth Fund's investment objective is to seek long-term capital appreciation by investing primarily in a diversified group of The One Group mutual funds which invest primarily in equity securities.

         While the range of underlying funds in which each of the Pegasus Managed Assets Growth Fund and The One Group Investor Growth Fund invests have similar investment objectives and policies, the Funds differ in their target asset allocations. The Pegasus Managed Assets Growth Fund seeks to achieve a target asset allocation consisting of 70%-90% in equity exposure, 10%-30% in debt exposure, and 0%-20% in cash equivalents. The Fund achieves the target allocation by investing in up to eight Pegasus equity funds to provide the desired equity exposure, up to six Pegasus fixed income funds to provide the desired debt exposure, and the Pegasus Money Market Fund to provide the desired cash equivalency. In order to meet liquidity needs and for temporary defensive purposes, the Pegasus Managed Assets Growth Fund may invest directly in short-term U.S. Government obligations and high quality money market instruments. The One Group Investor Growth Fund invests 80%-100% of its total assets in twelve mutual funds of The One Group which invest primarily in equity securities, up to 20% of its total assets in seven mutual funds of The One Group that invest primarily in fixed income securities, and up to 10% of its assets in one money market fund of The One Group. The One Group Investor Growth Fund also may hold cash and cash equivalents.




                                     III-7

         PEGASUS SHORT BOND FUND AND THE ONE GROUP LIMITED VOLATILITY BOND FUND.

         The Pegasus Short Bond Fund's investment objective is to maximize total rate of return while providing relative stability of principal. The One Group Limited Volatility Bond Fund's investment objective is to seek current income consistent with preservation of capital through investment in high and medium-grade fixed-income securities.

         The Pegasus Short Bond Fund normally invests at least 65% of the value of its total assets in various types of debt securities. It invests in a portfolio of U.S. dollar denominated investment grade debt securities of domestic and foreign issuers which have maturities or average lives of up to ten years. Under normal market conditions, the Fund's average weighted maturity is limited to a maximum of three years. The One Group Limited Volatility Bond Fund invests at least 80% of its total assets in debt securities with short to intermediate maturities. At least 65% of the Fund's total assets consist of bonds and at least 65% of its total assets consists of obligations issued by the U.S. Government, its agencies, or instrumentalities some of which may be subject to repurchase agreements. The Fund's average weighted maturity ordinarily ranges between one and five years, but the Fund may shorten the weighted average maturity to as little as ninety days for temporary defensive purposes.

         In connection with the Reorganization, The One Group Limited Volatility Bond Fund is expected to change its name to The One Group Short-Term Bond Fund.

         PEGASUS INTERMEDIATE BOND FUND AND THE ONE GROUP INTERMEDIATE BOND
FUND.

         The Pegasus Intermediate Bond Fund's investment objective is to seek to maximize total rate of return while providing relative stability of principal by investing predominantly in intermediate-term debt securities. The One Group Intermediate Bond Fund's investment objective is to seek current income consistent with the preservation of capital by investing in high and medium-grade fixed income securities with intermediate maturities.

         Under normal market conditions, the Pegasus Intermediate Bond Fund invests at least 65% of the value of its total assets in debt securities. The Fund invests primarily in a portfolio of investment grade U.S. dollar denominated debt securities of domestic and foreign issuers. The One Group Intermediate Bond Fund normally invests at least 80% of its total assets in debt securities of all types, including bonds, notes, U.S. Government obligations, and taxable and tax-exempt municipal securities, rated as investment grade at the time of investment or, if unrated, determined to be of comparable quality by the Fund's investment adviser. As a matter of fundamental policy, at least 65% of the Fund's total assets must consist of bonds and at least 50% of total assets must consist of obligations issued by the U.S. Government, or its agencies and instrumentalities, some of which may be subject to repurchase agreements. The Pegasus Intermediate Bond Fund invests in securities which have maturities or average lives of up to 15 years. During normal market conditions, the Fund's average portfolio maturity is expected to be between three and six years. The One Group Intermediate Bond Fund's average weighted maturity will ordinarily range between three and ten years, although the Fund may shorten the weighted average maturity to as little as one year for temporary defensive purposes.



                                     III-8

         PEGASUS MULTI SECTOR BOND FUND AND THE ONE GROUP INCOME BOND FUND.

         The Pegasus Multi Sector Bond Fund's investment objective is to seek to provide as high a level of current income as is consistent with relative stability of principal. The One Group Income Bond Fund's investment objective is to seek a high level of current income by investing primarily in a diversified portfolio of high, medium and low grade debt securities.

         Under normal market conditions, the Pegasus Multi Sector Bond Fund invests at least 65% of the value of its total assets in debt securities. The Fund invests primarily in a portfolio of U.S. dollar denominated investment grade debt securities of domestic and foreign issuers. The One Group Income Bond Fund invests at least 70% of its total assets in debt securities of all types rated as investment grade at the time of investment or, if unrated, determined to be of comparable quality by the Fund's investment adviser. Up to 30% of the Fund's total assets may be invested in convertible securities, preferred stock, loan participations and debt securities rated below investment grade or, if unrated, determined to be of comparable quality by the Fund's investment adviser. However, the Fund will not invest more than 20% of its total assets below the fifth highest rating category. Securities rated below investment grade are called "high yield bonds," and "junk bonds" and are considered to be speculative. As a matter of fundamental policy, at least 65% of the Fund's total assets must consist of bonds. The Fund may also purchase taxable or tax exempt municipal securities.

         Under normal market conditions, the Pegasus Multi Sector Bond Fund's average weighted maturity is expected to range between three years and ten years. The average weighted maturity of The One Group Income Bond Fund normally ranges between five years and twenty years. The Pegasus Multi Sector Bond Fund may invest in cash equivalent securities for temporary defensive purposes. The One Group Income Bond Fund may shorten its weighted maturity to as little as two years for temporary defensive purposes.

         PEGASUS BOND FUND AND ONE GROUP BOND FUND.

The investment objectives of the Pegasus Bond Fund and The One Group Bond Fund are substantively identical. Each Fund seeks to maximize total rate of return by investing primarily in a diversified portfolio of intermediate and long-term debt securities.



                                     III-9

         Under normal market conditions, the Pegasus Bond Fund invests at least 65% of its total assets in debt securities. The Fund invests in a portfolio of U.S. dollar denominated investment grade debt securities of domestic and foreign issuers. The Fund may invest in cash equivalent securities for temporary defensive purposes. The One Group Bond Fund invests in all types of debt securities rated as investment grade, as well as convertible securities, preferred stock, and loan participations. The Fund invests at least 65% of its total assets in debt securities with intermediate to long maturities. The Fund may also purchase taxable and tax-exempt securities. As a matter of fundamental policy, at least 65% of the Fund's total assets must consist of bonds. The Pegasus Bond Fund's average weighted maturity normally ranges between six years and twelve years. The One Group Bond Fund's average maturity is between four and twelve years. The One Group Bond Fund may shorten its weighted average maturity for temporary defensive purposes.

         The One Group Bond Fund was created to continue the business of the Pegasus Bond Fund.

         PEGASUS HIGH YIELD BOND FUND AND THE ONE GROUP HIGH YIELD BOND FUND.

         The Pegasus High Yield Bond Fund's investment objective is to seek high current income. It invests primarily in a diversified portfolio of U.S. dollar denominated debt securities of domestic and foreign issuers which, under normal market conditions, are expected to be lower-rated corporate debt obligations or unrated obligations of comparable quality. The One Group High Yield Bond Fund's investment objective is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.



                                     III-10

         Both Funds invest primarily in junk bonds. Under normal market conditions, the Pegasus High Yield Bond Fund invests at least 65% of its total assets in debt securities. The Fund invests primarily in debt securities rated in the fourth or lower rating categories, i.e., Baa or lower by Moody's Investor Services, Inc. ("Moody's") or BBB or lower by Standard & Poor's Ratings Group ("S&P"), Fitch IBCA, Inc. ("Fitch"), or Duff & Phelps Credit Rating Co. ("Duff"), or in unrated securities of comparable quality. The Fund may invest up to 10% of its total assets in equity securities, however, preferred and convertible securities are not subject to this limitation. The Fund may also invest up to 10% of its total assets in foreign securities which are not publicly traded in the United States. The One Group High Yield Bond Fund normally invests at least 80% of its total assets in debt securities, loan participations, convertible securities and preferred stock which are rated below investment grade or unrated securities of comparable quality. These securities are generally rated in the fifth or lower rating categories (e.g., BB or lower by S&P and Ba or lower by Moody's). The Fund may invest up to 100% of its assets in such securities. The Fund may invest up to 20% of its assets in other securities, including investment grade debt securities. As a matter of fundamental policy, at least 65% of the Fund's total assets will consist of bonds. The Fund's weighted average maturity will normally range between five and ten years, although it may shorten its weighted average maturity to as little as two years for temporary defensive purposes. The Pegasus High Yield Bond Fund has no stated weighted average maturity target range. Securities rated below investment grade are called "high yield bonds," and "junk bonds" and are considered to be speculative.

         PEGASUS INTERMEDIATE MUNICIPAL BOND FUND AND THE ONE GROUP INTERMEDIATE TAX-FREE BOND FUND.

         The Pegasus Intermediate Municipal Bond Fund's investment objective is to seek to provide as high a level of current income exempt from Federal income tax as is consistent with relative stability of principal. The One Group Intermediate Tax-Free Bond Fund's investment objective is to seek current income exempt from Federal income taxes consistent with prudent investment management and the preservation of capital.

         As a fundamental investment policy, the Pegasus Intermediate Municipal Bond Fund must invest at least 80% of the value of its net assets in Municipal Securities. The One Group Intermediate Tax-Free Bond Fund has a similar policy, although it is not fundamental. As a fundamental policy, this Fund must invest at least 65% of its total assets in bonds. Under normal market conditions, the average weighted maturity is expected to range between three and ten years for both funds.

         As a fundamental investment policy, The One Group Intermediate Tax-Free Bond Fund invests in a diversified portfolio. The Pegasus Intermediate Municipal Bond Fund is not diversified.





                                     III-11

         PEGASUS MUNICIPAL BOND FUND AND THE ONE GROUP TAX-FREE BOND FUND.

         The investment objectives of the Pegasus Municipal Bond Fund and The One Group Tax-Free Bond Fund are identical. The Pegasus Municipal Bond Fund seeks to provide as high a level of current income exempt from Federal income tax as is consistent with relative stability of principal. The One Group Tax-Free Bond Fund seeks current income exempt from Federal income taxes consistent with prudent investment management and the preservation of capital. The One Group Tax-Free Bond Fund was created to continue the business of the Pegasus Municipal Bond Fund.

         As a fundamental investment policy, the Pegasus Municipal Bond Fund must invest at least 80% of the value of its net assets in Municipal Securities. The One Group Tax-Free Bond Fund has a similar policy, although it is not fundamental. As a fundamental policy, this Fund invests at least 65% of its total assets in bonds. Each Fund invests in Municipal Securities without regard to maturity.

         Up to 20% of The One Group Tax-Free Bond Fund's total assets may be held in cash or cash equivalents. The Fund will, from time to time, invest more than 25% of its net assets in municipal housing authority obligations and single family mortgage revenue bonds. The Fund also may invest in mortgage backed securities, restricted securities, and mortgage dollar rolls. The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

         PEGASUS MICHIGAN MUNICIPAL BOND FUND AND THE ONE GROUP MICHIGAN MUNICIPAL BOND FUND.

         The Pegasus Michigan Municipal Bond Fund's investment objective is to seek to provide as high a level of current income exempt from Federal, and to the extent possible, from State of Michigan income taxes as is consistent with relative stability of principal. The One Group Michigan Municipal Bond Fund's investment objective is to seek current income exempt from Federal income tax and Michigan personal income tax, consistent with the preservation of principal. The One Group Michigan Municipal Bond Fund was created to continue the business of the Pegasus Michigan Municipal Bond Fund.

         As a fundamental investment policy, the Pegasus Michigan Municipal Bond Fund must invest at least 80% of the value of its net assets in Municipal Securities. Under normal market conditions, the Fund invests at least 65% of its total assets in investment grade Municipal Securities the interest on which is exempt from both Federal and Michigan income taxes. The One Group Michigan Municipal Bond Fund has a fundamental policy that requires 80% of its total assets to be invested in Michigan Municipal Securities. The Fund also may invest up to 20% of its total assets in Municipal Securities other than Michigan Municipal Securities.




                                     III-12

         PEGASUS SHORT MUNICIPAL BOND FUND AND ONE GROUP SHORT-TERM MUNICIPAL BOND FUND.

         The investment objectives of the Pegasus Short Municipal Bond Fund and The One Group Short-Term Municipal Bond Fund are identical. Each Fund seeks to provide as high a level of current income exempt from Federal income tax as is consistent with relative stability of principal.

         The Pegasus Short Municipal Bond Fund invests in a portfolio of investment grade municipal obligations, the interest on which is exempt from Federal income tax. As a fundamental investment policy, the Fund must invest at least 80% of the value of its net assets in municipal obligations. The Fund may invest up 20% (and, for temporary defensive purposes, up to 100%) of its assets in taxable cash equivalent securities. Under normal market conditions, the Fund's average weighted maturity ranges between one year and three years. The One Group Short-Term Municipal Bond Fund invests at least 80% of its net assets in municipal securities, the interest on which is exempt from Federal income tax. As a fundamental policy, the Fund invests at least 65% of its total assets in bonds. Up to 20% of the Fund's total assets may be held in cash and cash equivalents. From time to time, the Fund invests more than 25% of its net assets in municipal housing authority obligations and single-family mortgage revenue bonds. The Fund may also invest in mortgage-backed securities, restricted securities, and mortgage dollar rolls. The securities in which the Fund invests may have fixed rates of return or floating or variable rates. The Fund's average weighted maturity ranges between one year and three years.

         The One Group Short-Term Municipal Bond Fund was created to continue the business of the Pegasus Short Municipal Bond Fund.


         PEGASUS EQUITY INCOME FUND AND THE ONE GROUP INCOME EQUITY FUND.

         The Pegasus Equity Income Fund's investment objective is to seek to provide income; capital appreciation and growth of earnings are secondary, but nonetheless important, goals. The One Group Income Equity Fund's investment objective is to seek current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities. Under normal market conditions, the Pegasus Equity Income Fund invests at least 65% of its total assets in publicly traded income-producing common stocks of companies incorporated in the United States. The One Group Income Equity Fund normally invests at least 65% of its assets in the common stocks, debt securities, and preferred stocks that are convertible into common stocks of corporations which regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics.

         In connection with the Reorganization, The One Group Income Equity Fund is expected to change its name to The One Group Equity Income Fund.

         PEGASUS EQUITY INDEX FUND AND THE ONE GROUP EQUITY INDEX FUND.

         The investment objectives of the Pegasus Equity Index Fund and The One Group Equity Index Fund are substantively identical. Each Fund seeks investment results that correspond to the aggregate price and dividend performance of securities in the S&P 500 Index.



                                     III-13

         While each of the Funds seeks to achieve a 95% correlation coefficient between its performance and that of the S&P 500 Index, their stated investment programs are somewhat different. The Pegasus Equity Index Fund uses a sampling methodology to determine which stocks to purchase or sell in order to closely replicate the performance of the S&P 500 Index. Stocks are selected based on both capitalization weighting in the S&P 500 Index and industry representation. The Pegasus Equity Index Fund may also invest up to 5% of its total assets in futures contracts and related options in an effort to maintain exposure to price movements in the S&P 500 Index pending investment of funds or while maintaining liquidity to meet potential shareholder redemptions. The One Group Equity Index Fund invests primarily in a representative sampling of stocks included in the S&P 500 Index and, secondarily, in stock index futures. The stocks are selected in the order of their weightings in the Standard & Poor's 500 Index beginning with the heaviest weighted stocks. The Fund is not authorized to invest in foreign securities. Pending investment of funds and to meet redemption requests, the Pegasus Equity Index Fund and The One Group Equity Index Fund may hold up to 5% and 10% of their respective assets in cash equivalents.

         PEGASUS GROWTH AND VALUE FUND AND THE ONE GROUP VALUE GROWTH FUND.

         The Pegasus Growth and Value Fund's investment objective is to seek to achieve long-term capital growth, with income a secondary consideration. The One Group Value Growth Fund's investment objective is to seek long term capital growth and growth of income with a secondary objective of providing a moderate level of current income.

         Under normal market conditions, the Pegasus Growth and Value Fund invests at least 65% of the value of its total assets in publicly traded income-producing common stocks of companies incorporated in the United States. The Fund invests in equity securities of companies believed by the Fund's investment adviser to represent a value or potential worth which is not fully recognized by prevailing market prices and which have earnings growth expectations that exceed those implied by the market's current valuation. The Fund seeks to invest in companies whose earnings will increase at a faster rate than those within the general equity market. The One Group Value Growth Fund normally invests at least 65% of its total assets in common stocks, debt securities, preferred stocks, convertible securities, warrants and other equity securities of overlooked or undervalued companies that have the potential for earnings growth over time. The Fund invests across capitalization levels targeting both value and growth oriented companies.

         The One Group Value Growth Fund will changed its name to The One Group Diversified Equity Fund.





                                     III-14

         PEGASUS INTRINSIC VALUE FUND AND THE ONE GROUP DISCIPLINED VALUE FUND.

         The Pegasus Intrinsic Value Fund's investment objective is to seek to provide long-term capital appreciation. The One Group Disciplined Value Fund's investment objective is to seek capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

         Under normal market conditions, the Pegasus Intrinsic Value Fund invests at least 65% of the value of its total assets in publicly traded income-producing common stocks of companies incorporated in the United States. The One Group Disciplined Value Fund invests at least 80% of its total assets in equity securities, including common stocks, debt securities, and preferred stocks that are convertible into common stocks. A portion of the Fund's assets will be held in cash equivalents. Both Funds primarily invest in equity securities of companies with below-market average price-to-earnings and price-to-book value ratios.

         In connection with the Reorganization, The One Group Disciplined Value Fund is expected to change its name to The One Group Mid Cap Value Fund.

         PEGASUS GROWTH FUND AND THE ONE GROUP LARGE COMPANY GROWTH FUND.

         The investment objective of the Pegasus Growth Fund is to seek long-term capital appreciation. The One Group Large Company Growth Fund's investment objective is to seek long-term capital appreciation and growth of income by investing primarily in equity securities.

         Under normal market conditions, the Pegasus Growth Fund invests at least 65% of the value of its total assets in publicly traded income-producing common stocks of companies incorporated in the United States. The Fund invests primarily in equity securities of domestic issuers believed by the Fund's investment adviser to have above-average growth characteristics. The One Group Large Company Growth Fund normally invests at least 65% of its total assets in equity securities of large, well-established companies, whose weighted average capitalization will normally exceed the market median capitalization of the S&P 500 Index.

         In connection with the Reorganization, The One Group Large Company Growth Fund is expected to change its name to The One Group Large Cap Growth Fund.

         PEGASUS MID-CAP OPPORTUNITY FUND AND THE ONE GROUP DIVERSIFIED MID CAP FUND.

         The investment objective of the Pegasus Mid-Cap Opportunity Fund is to achieve long-term capital appreciation. The investment objective of The One Group Diversified Mid Cap Fund is to seek long-term capital growth by investing primarily in equity securities of companies with intermediate market capitalizations. The One Group Diversified Mid Cap Fund was created to continue the business of the Pegasus Mid-Cap Opportunity Fund.



                                     III-15

         Under normal market conditions, the Pegasus Mid-Cap Opportunity Fund invests at least 65% of the value of its total assets in publicly traded income-producing common stocks of companies incorporated in the United States with market capitalizations of $500 million to $3 billion. The One Group Diversified Mid Cap Fund normally invests at least 65% of its total assets in common and preferred stock, rights, warrants, convertible securities and other equity securities. The Fund invests primarily in equity securities of companies with market capitalizations of $500 million to $5 billion. While each Fund invests primarily in securities of U.S. companies, up to 25% of each Fund's total assets may be invested in equity securities of foreign issuers. Additionally, up to 20% and 35% of The One Group Diversified Mid Cap Fund and the Pegasus Mid-Cap Opportunity Fund, respectively, may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents.

         PEGASUS SMALL-CAP OPPORTUNITY FUND AND THE ONE GROUP SMALL CAP VALUE FUND.

         The investment objective of the Pegasus Small-Cap Opportunity Fund is to seek long-term capital appreciation. The One Group Small Cap Value Fund's investment objective is seek long-term capital growth by investing primarily in equity securities of companies with small capitalizations. The One Group Small Cap Value Fund was created to continue the business of the Pegasus Small-Cap Opportunity Fund.

         Under normal market conditions, the Pegasus Small-Cap Opportunity Fund invests at least 65% of the value of its total assets in publicly traded income-producing common stocks of companies incorporated in the United States. The Fund will normally invest at least 65% of the value of its total assets in equity securities of small domestic issuers with market capitalizations of $100 million to $1 billion. The One Group Small Cap Value Fund normally invests at least 80% of its total assets in common and preferred stocks, debt securities, warrants, convertible securities, and other equity securities of small capitalization domestic issuers with market capitalizations of $100 million to $2 billion. While each Fund invests primarily in securities of U.S. companies, up to 25% of each Fund's total assets may be invested in equity securities of foreign issuers. Up to 20% of The One Group Small Cap Value Fund's total assets may be invested in U.S. government securities, other investment grade debt securities, cash and cash equivalents.

         PEGASUS INTERNATIONAL EQUITY FUND AND THE ONE GROUP DIVERSIFIED INTERNATIONAL FUND.

         The investment objective of the Pegasus International Equity Fund is to seek to achieve long-term capital appreciation. In seeking to achieve its objective, the Fund invests primarily in equity securities of foreign issuers. The One Group Diversified International Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of foreign issuers. The One Group Diversified International Fund was created to continue the business of the Pegasus International Equity Fund.



                                     III-16

         Under normal market conditions, the Pegasus International Equity Fund invests at least 65% of the value of its total assets in equity securities. The One Group Diversified International Fund invests at least 65% of its total assets in foreign equity securities, consisting of common stocks, preferred stocks, rights, warrants, convertible securities, foreign currencies and options on foreign currency, and other equity securities. Each Fund invests primarily in equity securities of foreign issuers located in but not limited to the United Kingdom and European continent, Japan, other Far East areas and Latin America. Each Fund may also invest in other regions seeking to capitalize on investment opportunities in other parts of the world including developing countries. Investments in a particular country may exceed 25% of each Fund's total assets. Up to 20% of The One Group Diversified International Fund's total assets may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents.

         As a matter of fundamental policy, The One Group Diversified International Fund invests in a diversified portfolio. The Pegasus International Equity Fund is a "non-diversified" fund.


         PEGASUS MARKET EXPANSION INDEX FUND AND THE ONE GROUP MARKET EXPANSION INDEX FUND.

         Each Fund's investment objective is to seek to provide a return which substantially duplicates the price and yield performance of domestically traded common stocks in the small and mid capitalization equity markets, as represented by a market capitalization weighted combination of the Standard & Poor's SmallCap 600 Index and the Standard & Poor's MidCap 400 Index. The Funds use a sampling methodology to determine which stocks to purchase or sell in order to closely replicate the performance of the combined indices. Stocks are selected based on both capitalization weighting in the combined indices and industry representation. The One Group Market Expansion Index Fund was created to continue the business of Pegasus Market Expansion Index Fund.

         Under normal market conditions, each Fund invests at least 65% of the value of its total assets in publicly traded common stocks of companies incorporated in the United States. Pending investment of funds and to meet redemption requests, each Fund may hold up to 5% of its total assets in cash equivalents. The Funds may also invest up to 5% of their total assets in futures contracts and related options in an effort to maintain exposure to price movements in the combined indices pending investment of funds or while maintaining liquidity to meet potential shareholder redemptions. Each Fund seeks to achieve a 95% correlation coefficient to its benchmark combined indices.



                                     III-17

                                   APPENDIX IV

                      SHAREHOLDER TRANSACTIONS AND SERVICES


         This Appendix compares certain shareholder transactions and services of the Pegasus Portfolios and The One Group Funds which will be affected by the Reorganization. Throughout this Appendix, the Pegasus Money Market, Treasury Money Market, Municipal Money Market and Michigan Municipal Money Market Funds are collectively referred to as the "Pegasus Money Market Funds; "the Pegasus Cash Management, Treasury Cash Management, Treasury Prime Cash Management, U.S. Government Securities Cash Management and Municipal Cash Management Funds are collectively referred to as the "Pegasus Cash Management Funds;" and the remaining Pegasus Portfolios are collectively referred to as the "Pegasus Non-Money Market Funds." Occasionally, the Pegasus Managed Assets Conservative, Managed Assets Balanced and Managed Assets Growth Funds are referred to as the "Pegasus Asset Allocation Funds;" otherwise, they are among the Pegasus Non-Money Market Funds.

         The One Group Cash Management Money Market, Treasury Cash Management Money Market, Treasury Prime Cash Management Money Market, U.S. Government Cash Management Money Market and Municipal Cash Management Money Market Funds are collectively referred to as the "One Group Cash Management Funds" throughout this Appendix. These Funds have not yet commenced operations and will continue the operations of the Pegasus Cash Management Funds after the Reorganization. The One Group Prime Money Market, U.S. Treasury Securities Money Market, Municipal Money Market and Michigan Municipal Money Market Funds are collectively referred to as the "One Group Money Market Funds." All remaining One Group Funds are collectively referred to as the "One Group Non-Money Market Funds."

         The Pegasus Non-Money Market Funds currently offer three share classes:
Class A, Class B, and Institutional Class ("Class I"). The Pegasus Money Market Fund offers Class A, Class B and Class I shares, but B shares are only offered through an exchange from a Non-Money Market Fund. The Treasury Money Market, Municipal Money Market and Michigan Municipal Money Market Funds offer Class A and Class I shares. The Pegasus Cash Management Funds offer Class I and Service Class ("Class S") Shares. Class A and Class B shares may be purchased through a number of institutions including First Chicago NBD Investment Management Company ("FCNIMCO") or (the "Investment Adviser"), First National Bank of Chicago ("FNBC") American National Bank and Trust Company ("ANB") and their affiliates, including First NBD Investment Services, Inc., a registered broker-dealer, BISYS which serves the Trust as its Distributor and certain banks, securities dealers and other industry professionals such as investment advisers, accountants and estate planning firms. Class I and Class S shares of the Cash Management Funds are sold to institutional investors, including banks (such as FNBC, NBD Bank ("NBD"), and ANB or their affiliates), acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity, public agencies and municipalities, employee benefit plans or other programs, registered investment advisers and other financial institutions. For more information, see the section entitled "Description of Classes" in the Pegasus Prospectuses incorporated by reference into this Combined Prospectus/Proxy Statement.

         The One Group Funds currently offer five classes of shares: Class A, Class B, Class C, Class I and Service Class Shares. Class A, Class B and Class C shares are offered to the general public. The Institutional Money Market Funds offer Class I shares only. The One Group Prime and U.S. Treasury Securities Money Market Funds offer Class A, Class B, Class C, Class I and Class S shares. The One Group Ohio Municipal, Municipal and Michigan Municipal Money Market Funds offer Class A, Class C, Class I and Service Class shares. Class I shares are offered to institutional investors, including affiliates of Bank One Corporation and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities. Class S Shares are offered to entities purchasing such shares on behalf of investors requiring additional administrative or accounting services such as sweep processing. For more information, see the section entitled "How To Do Business With The One Group" in the One Group Prospectuses incorporated by reference into the Combined Prospectus/Proxy Statement.

         The One Group also maintains a Web site (www.onegroup.com) where shareholders may purchase or exchange shares, check account balances, or find information about The One Group.

A.       PURCHASE POLICIES

         The following chart compares the existing purchase policies of the Pegasus Portfolios and the One Group Funds.


                            PEGASUS PORTFOLIOS:
                      CLASS A, B AND I SHARES OF THE          PEGASUS PORTFOLIOS:
                           MONEY MARKET AND NON-          CLASS I AND S SHARES OF THE
                            MONEY MARKET FUNDS               CASH MANAGEMENT FUNDS                  ONE GROUP FUNDS
                            ------------------               ---------------------                  ---------------
Minimum Initial       $1,000 for Class A and B shares     $1,000,000.(2)                     $1,000 ($100 for employees of
Investment            of Non-Money Market Funds; $2,500                                      Bank One Corporation and its
                      for Class A and B shares of Money                                      affiliates); $250 for an IRA.
                      Market Funds(1); $1,000,000 for                                        Investors may purchase up to a
                      Class I shares; $250 for an                                            maximum of $250,000 of Class B
                      IRA.(2)                                                                shares per individual purchase
                                                                                             order.(3,4)

Minimum Subsequent    $100.  Subsequent Investments may   No minimum.                        $100 ($25 for employees of Bank
Investment            be made through the Automatic                                          One Corporation and its
                      Investment Plan.(2)                                                    affiliates); $25 under the
                                                                                             Systematic Investment Plan.(3)

Purchase Methods      Shares may be purchased by wire,    Shares may be purchased by wire,   Shares may be purchased directly
                      telephone or with compatible        telephone or with compatible       from OGSC by mail, telephone,
                      computer facilities.  Class A and   computer facilities.  Class I      wire, or through The One Group's
                      B shares may be purchased through   shares may be purchased through    Web site.  Shares may also be
                      a number of institutions,           fiduciary accounts at the          purchased through investment
                      including the Investment Adviser,   Investment Adviser, NBD, FNBC      advisors, brokers, financial
                      NBD, FNBC, ANB and their            and ANB or their affiliates.       planners, banks, insurance
                      affiliates, including First         Share certificates will not be     companies, retirement or 401(k)
                      Chicago NBD                         issued.                            plan sponsors, or other

                            PEGASUS PORTFOLIOS:
                      CLASS A, B AND I SHARES OF THE          PEGASUS PORTFOLIOS:
                           MONEY MARKET AND NON-          CLASS I AND S SHARES OF THE
                            MONEY MARKET FUNDS               CASH MANAGEMENT FUNDS                  ONE GROUP FUNDS
                            ------------------               ---------------------                  ---------------
                      Investment Services, Inc., the                                         intermediaries.  Class I shares
                      Distributor, and certain banks,                                        may be purchased through
                      securities dealers and other                                           fiduciary accounts at Bank One
                      industry professionals such as                                         Trust Company, N.A. or its
                      investment advisors, accountants                                       affiliates.  Shares may also be
                      and estate planning firms.                                             purchased through a "mutual fund
                      Class I shares may be purchased                                        supermarket."  Shares are
                      through fiduciary accounts at the                                      electronically recorded.
                      Investment Adviser, NBD, FNBC and                                      Therefore, certificates will not
                      ANB or their affiliates.  Shares                                       be issued.
                      may also be purchased through a
                      "mutual fund supermarket."  If an
                      investor does not specify a class
                      of shares at the time of
                      purchase, Class A shares will be
                      purchased.  Share certificates
                      will not be issued.

Checkwriting Option   Class A. Shareholders of Money      None.                              Class A shareholders of Money
                      Market Funds may write checks for                                      Market Funds may write checks
                      $500 or more.                                                          for $250 or more.

(1) Pegasus may charge a fee of $2 per month for accounts with balances of less than $2,500. Pegasus will notify shareholders prior to the assessment of such fees.

(2) Pegasus reserves the right to offer Fund shares without regard to the minimum purchase requirements to qualified or non-qualified employee benefit plans. The investment adviser and service agents may impose initial or subsequent investment minimums which are higher or lower than those specified above and may impose different minimums for different types of accounts or purchase arrangements. Pegasus reserves the right to reject any purchase order.

(3)      OGSC may waive these minimums.

(4) OGSC can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

B.       PRICING OF SHARES

         As to each Pegasus Portfolio and One Group Fund, the net asset value ("NAV") per share of each class is computed by dividing the value of a Fund's net assets represented by that class by the number of outstanding shares of that class. A Fund's NAV is subject to change every day. The Pegasus Money Market Funds and the One Group Money Market Funds calculate NAV at different times during the business day, as shown in the following table. All other funds calculate NAV at the same time

       TIME OF CALCULATION                             PEGASUS PORTFOLIOS                  ONE GROUP FUNDS
       -------------------                             ------------------                  ---------------
         12:00 noon EST/                          Municipal Money Market, Municipal    Municipal Money Market Fund
         11:00 a.m. CST                           Cash Management and Michigan
         AND                                      Municipal Money Market Funds
         4:00 p.m. EST*/
         3:00 p.m. CST

         2:00 p.m. EST/                                                                Prime Money Market and U.S.
         1:00 p.m. CST                                                                 Treasury Securities Money
         AND                                                                           Market Funds
         4:00 p.m. EST*/
         3:00 p.m. CST

         1:00 p.m. EST/                           Treasury Prime Cash Management Fund
         12:00 noon CST

         3:00 p.m. EST/                           Money Market, Treasury Money
         2:00 p.m. CST                            Market, Cash Management, U.S.
                                                  Government Securities Cash
                                                  Management and Treasury Cash
                                                  Management Funds

         4:00 p.m. EST*/                          All other funds                      All other funds
         3:00 p.m. CST

         * Normal close of the New York Stock Exchange ("NYSE"). On occasion, the NYSE may close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

         Shares of the Pegasus and One Group Money Market Funds will not be priced on those days the Funds are closed, the NYSE is closed, and the following holidays: New Year's Day, Dr. Martin Luther King Jr., Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day. The Non-Money Market Funds will be closed on the same holidays with the exception of Columbus Day and Veterans' Day.


                                    DEADLINE FOR RECEIPT OF
DEADLINE FOR RECEIPT OF             RELATED PAYMENT BY THE
    PURCHASE ORDER                        CUSTODIAN             PEGASUS PORTFOLIOS           ONE GROUP FUNDS
    --------------                        ---------             ------------------           ---------------
12:00 noon, EST/                   4:00 p.m., EST/                                     Municipal Money Market Fund
11:00 a.m., CST                    3:00 p.m., CST

4:00 p.m., EST*/                   4:00 p.m., EST/                                     Prime Money Market and U.S.
3:00 p.m., CST                     3:00 p.m., CST                                      Treasury Securities Money
                                                                                       Market Funds

4:00 p.m., EST*/                   4:00 p.m., EST on (i) the                           Non-Money Market Funds
3:00 p.m., CST                     business day after the
                                   order is placed for Class I
                                   shares and (ii) the third
                                   business day after the

                                    DEADLINE FOR RECEIPT OF
DEADLINE FOR RECEIPT OF             RELATED PAYMENT BY THE
    PURCHASE ORDER                        CUSTODIAN             PEGASUS PORTFOLIOS           ONE GROUP FUNDS
    --------------                        ---------             ------------------           ---------------
                                   order is placed for a
                                   purchase of Class A, Class
                                   B, and Class C shares

Purchase requests will be          Purchase requests will be    Money Market Funds
effective after an order in        effective after an order
proper form and federal funds      in proper form and
are received by the Transfer       federal funds are
Agent.                             received by the Transfer
                                   Agent.

4:00 p.m., EST/                                                 Non-Money Market Funds
3:00 p.m. CST


         * Normal close of the New York Stock Exchange ("NYSE"). On occasion, the NYSE may close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

         The assets of each Pegasus and One Group Money Market Fund are valued based on the amortized cost method. Although each fund seeks to maintain a $1.00 net asset value per share, there can be no assurance that net asset value will not vary.

C.       SALES CHARGES AND EXEMPTIONS.

CLASS A AND CLASS B SHARES

         Initial Sales Charge and Contingent Deferred Sales Charge ("CDSC")

         a. Class A Shares of the Pegasus Money Market Funds and the corresponding One Group Money Market Funds are offered to the general public at net asset value without an initial sales charge.

         b. Class A Shares of the Pegasus Portfolios and the corresponding One Group Non-Money Market Funds are offered to the general public at their public offering price (which is a Fund's net asset value per share, plus an applicable sales charge).

         c. Class B Shares of the Pegasus Portfolios and One Group Funds are sold to the general public at net asset value, without an initial sales charge. However, Class B Shares of the One Group Prime Money Market and U.S. Treasury Securities Money Market Funds and the Pegasus and One Group Non-Money Market Funds will be assessed a CDSC.

         d. The following chart summarizes the maximum sales charges applicable to Class A and Class B shares with respect to each Pegasus Portfolio and the corresponding One Group Fund.

------------------------------------------ ----------------------------------------- ------------------------- ---------------------
                                                                                      MAXIMUM INITIAL SALES          MAXIMUM
     REORGANIZING PEGASUS PORTFOLIOS               EXISTING ONE GROUP FUNDS              CHARGE - CLASS A         CDSC - CLASS B
     -------------------------------               ------------------------              ----------------         --------------
------------------------------------------ ----------------------------------------- ------------------------- ---------------------
Pegasus Managed Assets Conservative Fund   The One Group Investor Balanced Fund            5.00%/5.25%            5.00%/5.00%
------------------------------------------ ----------------------------------------- ------------------------- ---------------------
Pegasus Managed Assets Balanced Fund       The One Group Investor Growth & Income          5.00%/5.25%            5.00%/5.00%
                                           Fund
------------------------------------------ ----------------------------------------- ------------------------- ---------------------
Pegasus Managed Assets Balanced Fund       The One Group Investor Growth Fund              5.00%/5.25%            5.00%/5.00%
------------------------------------------ ----------------------------------------- ------------------------- ---------------------
Pegasus Equity Income Fund                 The One Group Income Equity Fund (to be         5.00%/5.25%            5.00%/5.00%
                                           renamed Equity Income Fund upon
                                           Reorganization)
------------------------------------------ ----------------------------------------- ------------------------- ---------------------
Pegasus Growth Fund                        The One Group Large Company Growth Fund         5.00%/5.25%            5.00%/5.00%
                                           (to be renamed Large-Cap Growth Fund
                                           upon Reorganization)
------------------------------------------ ----------------------------------------- ------------------------- ---------------------
Pegasus Intrinsic Value Fund               The One Group Disciplined Value Fund            5.00%/5.25%            5.00%/5.00%
                                           (to be renamed Mid-Cap Value Fund upon
                                           Reorganization)
------------------------------------------ ----------------------------------------- ------------------------- ---------------------
Pegasus Growth and Value Fund              The One Group Value Growth Fund (to be          5.00%/5.25%            5.00%/5.00%
                                           renamed Diversified Equity Fund upon
                                           Reorganization)
------------------------------------------ ----------------------------------------- ------------------------- ---------------------
Pegasus Equity Index Fund                  The One Group Equity Index Fund                 3.00%/5.25%            3.00%/5.00%
------------------------------------------ ----------------------------------------- ------------------------- ---------------------
Pegasus Intermediate Bond Fund             The One Group Intermediate Bond Fund            3.00%/4.50%            3.00%/5.00%
------------------------------------------ ----------------------------------------- ------------------------- ---------------------
Pegasus Short Bond Fund                    The One Group Limited Volatility Bond           1.00%/3.00%            1.00%/3.00%
                                           Fund (to be renamed Short-Term Bond
                                           Fund upon Reorganization)
------------------------------------------ ----------------------------------------- ------------------------- ---------------------
Pegasus Multi Sector Bond Fund             The One Group Income Bond Fund                  3.00%/4.50%            3.00%/5.00%
------------------------------------------ ----------------------------------------- ------------------------- ---------------------
Pegasus High Yield Bond Fund               The One Group High Yield Bond Fund              4.50%/4.50%            5.00%/5.00%
------------------------------------------ ----------------------------------------- ------------------------- ---------------------
Pegasus Intermediate Municipal Bond Fund   The One Group Intermediate Tax-Free             3.00%/4.50%            3.00%/5.00%
                                           Bond Fund
------------------------------------------ ----------------------------------------- ------------------------- ---------------------
Pegasus Mid-Cap Opportunity Fund           The One Group Mid-Cap Opportunities             5.00%/5.25%            5.00%/5.00%
                                           Fund (to be renamed Diversified Mid-Cap
                                           Fund upon Reorganization)
------------------------------------------ ----------------------------------------- ------------------------- ---------------------
Pegasus Small-Cap Opportunity Fund         The One Group Small-Cap Value Fund              5.00%/5.25%            5.00%/5.00%
------------------------------------------ ----------------------------------------- ------------------------- ---------------------
Pegasus Market Expansion Index Fund        The One Group Market Expansion Index            3.00%/5.25%            3.00%/5.00%
                                           Fund (to be renamed Small-Cap Index
                                           Fund upon Reorganization)
------------------------------------------ ----------------------------------------- ------------------------- ---------------------
Pegasus International Equity Fund          The One Group International                     5.00%/5.25%            5.00%/5.00%
                                           Opportunities Fund (to be renamed
                                           Diversified International Fund upon
                                           Reorganization)
------------------------------------------ ----------------------------------------- ------------------------- ---------------------
Pegasus Bond Fund                          The One Group Bond Fund                         4.50%/4.50%            5.00%/5.00%
------------------------------------------ ----------------------------------------- ------------------------- ---------------------
Pegasus Municipal Bond Fund                The One Group Tax-Free Bond Fund                4.50%/4.50%            5.00%/5.00%
------------------------------------------ ----------------------------------------- ------------------------- ---------------------
Pegasus Short Municipal Bond Fund          The One Group Short-Term Municipal Bond         1.00%/4.50%            1.00%/3.00%
                                           Fund
------------------------------------------ ----------------------------------------- ------------------------- ---------------------
Pegasus Michigan Municipal Bond Fund       The One Group Michigan Municipal Bond           4.50%/4.50%            5.00%/5.00%
                                           Fund
------------------------------------------ ----------------------------------------- ------------------------- ---------------------


         Each One Group Fund currently imposes a CDSC equal to 1% of the purchase price on any or all Class A Shares redeemed within one year of purchase which were purchases as part of an investment of $1,000,000 or more and not assessed a sales charge at the time of purchase.

         With respect to Class A shares of the Pegasus Portfolios purchased without an initial sales charge as part of an investment of at least $1,000,000 and where such shares are redeemed within two years after purchase, a CDSC of 1% or .50% will be imposed at the time of redemption if shares are redeemed within the first or second year, respectively, after purchase unless the investor qualifies for a waiver of the CDSC as described below under "Class B Shares - Waiver of CDSC."

         The Pegasus Market Expansion Index Fund requires the payment of a transaction fee on purchases of shares of the Fund equal to 0.50% of the dollar amount invested.

         The CDSC charged with respect to the (i) Pegasus Bond and Short Municipal Bond Funds; (ii) the Pegasus Equity Index, Market Expansion Index, Multi Sector Bond, Intermediate Bond and Intermediate Municipal Bond Funds and
(iii) all other Pegasus Funds decline over time so that no CDSC is charged on redemptions made more than one, five and six years from the date of purchase, respectively. Class B shares of the Pegasus Short Bond and Short Municipal Bond Funds convert to Class A shares after two years. Class B shares of the Pegasus Equity Index, Market Expansion Index, Multi Sector Bond, Intermediate Bond and Intermediate Municipal Bond Funds convert to Class A shares after six years. All other Class B shares of Pegasus Funds convert to Class A Shares after seven years. Class B shares of the Pegasus Money Market Fund are available only to the holders of Class B shares in Pegasus' non-money market funds who wish to exchange their shares in such funds for shares in the Money Market Fund. Class B shares of the Money Market Fund will automatically convert to Class A shares at the time the exchanged shares would have converted.

         The CDSC charged with respect to the Class B shares of each One Group Fund (except the Limited Volatility Bond Fund) declines over time so that no CDSC is charged on redemptions made more than six years from the date of purchase (four years with respect to the Limited Volatility Bond Fund). Class B shares of the One Group Funds automatically convert to Class A shares after eight years, except with respect to Class B shares of the Limited Volatility Bond Fund which automatically convert to Class A shares after six years.


            Class A shares - Sales Load Waivers - Pegasus Portfolios

         Class A Shares of the Pegasus Non-Money Market Funds may be purchased at net asset value and without an initial sales charge by: (a) full-time employees of NASD member firms which have entered into an agreement with the Distributor pertaining to the sale of Fund shares (or which otherwise have a brokerage-related or clearing arrangement with an NASD member firm with respect to sales of Fund shares), their spouses and minor children; (b) accounts opened by a bank, trust company or thrift institution, acting as a fiduciary or custodian (other than 401(k) and other defined contribution or other retirement plan accounts), provided that they have furnished the Distributor appropriate notification of such status at the time of the investment and such other information as it may request from time to time in order to verify eligibility for this privilege; (c) purchases for accounts registered under the Uniform Gifts to Minor Act or Uniform Transfers to Minors Act which are opened through First Chicago NBD Investment Services, Inc. ("FCNIS") and 401(k) and other defined contribution of other retirement plan accounts for which The First National Bank of Chicago ("FNBC") or its subsidiaries or affiliates have served as custodian or trustee since at least June 1, 1995 or NBD Bank ("NBD") or its subsidiaries or affiliates, other than FNBC or American National Bank and Trust Company ("ANB"), have served as administrator or Trustee since January 1, 1996;
(d) directors and full-time or part-time employees of FCN, or any of its affiliates or subsidiaries, retired employees of FCN, or any of its affiliates and subsidiaries, Board members of a fund advised by the investment advisers, including members of the Funds' Board of Trustees, or the spouses, children, grandchildren, siblings, parents, grandparents and in-laws of any of the foregoing individuals; (e) purchases through certain broker-dealers, registered investment advisers and other financial institutions which have entered into an agreement with a "mutual fund supermarket" or with the Distributor, which includes a requirement that such shares be purchased for the benefit of clients participating in a "wrap account" or a similar program under which such clients pay a fee to such broker-dealer, registered investment adviser or other financial institution; (f) employees participating in accounts such as retirement, 401(k), profit sharing and other employee benefit plan or program accounts where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 200 employees eligible for participation in such plans or programs or (ii) such plan's or program's assets exceed one million dollars; (g) individuals participating in a qualified retirement, profit sharing, 401(k) or other employee benefit plan which is eligible to purchase Class A shares or Class I shares without a sales charge and rolls Fund shares into a qualified IRA, then that IRA may purchase Class A shares without a sales charge; (h) current shareholders of the Equity Index Fund who owned shares of the Fund prior to August 26, 1996 and have held all or a portion of such shares thereafter.

         Class A shares also may be purchased at net asset value, without an initial sales charge, with the proceeds from the redemption of shares of an investment company sold with a sales charge or commission or annuity contract or guaranteed investment contract subject to a surrender charge. This also includes shares of an investment company that were or would be subject to a contingent deferred sales charge upon redemption. The purchase must be made within 60 days of the redemption, and the Transfer Agent must be notified in writing by the investor at the time the purchase is made.

         The One Group Funds and Pegasus Portfolios also offer rights of accumulation and letter of intent programs that can reduce the sales charge payable on shares purchases.

              Class A shares - Sales Load Waivers - One Group Funds

         Class A shares of the One Group Non-Money Market Funds may be purchased at net asset value and without an initial sales charge if the shares were: (a) bought with the reinvestment of dividends and capital gains distributions; (b) acquired in exchange for other One Group Fund shares if a comparable sales charge has been paid for the exchanged shares; (c) bought by officers, directors, or trustees, retirees and employees (and their spouses and immediate family members) of: (i) The One Group, (ii) Bank One Corporation and its subsidiaries and affiliates, (iii) The One Group Services Company ("OGSC") and its subsidiaries and affiliates, (iv) State Street Bank and Trust Company and its subsidiaries and affiliates; (v) broker/dealers who have entered into dealer agreements with The One Group and their subsidiaries and affiliates, (vi) an investment sub-adviser of a fund of The One Group and such sub-adviser's subsidiaries and affiliates; (d) bought by (i) affiliates of Bank One Corporation and certain accounts (other than IRA accounts) for which an intermediary acts in a fiduciary, advisory, agency, custodial or similar capacity; (ii) accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker/dealer has an agreement with the
(OGSC); (iii) accounts which participate in select affinity programs with Bank One Corporation and its affiliates and subsidiaries; (iv) retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts"; (v) Shareholder Servicing Agents who have a dealer arrangement with the (OGSC), who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such shareholder servicing agents who place trades for their own accounts if the accounts are linked to the master account of such shareholder servicing agent; (e) bought with proceeds from the sale of Class I shares of a fund of The One Group or acquired in an exchange of Class I shares of a fund for Class A shares of the same fund, but only if the purchase is made within 60 days of the sale or distribution; (f) bought with proceeds from the sale of shares of a mutual fund (including a fund of The One Group) for which a sales charge was paid, but only if the purchase is made within 60 days of the sale or distribution; (g) bought in an IRA with the proceeds of a distribution from an employee benefit plan, but only if the purchase is made within 60 days of the sale or distribution and, at the time of the distribution, the employee benefit plan had plan assets invested in a fund of The One Group; (h) bought with assets of The One Group; (i) bought in connection with plans of reorganization of a fund, such as mergers, asset acquisitions and exchange offers to which a fund is a party.

         The waivers described in (e), (f) and (g) above will not continue indefinitely and may be discontinued at any time without notice.

              Class B shares - Waiver of CDSC - Pegasus Portfolios

         No CDSC is charged on redemptions of Class B shares of the Pegasus Portfolios in connection with: (a) redemptions made within one year after the death of the shareholder; (b) redemptions by shareholders after age 70-1/2 for purposes of the minimum required distribution from an IRA, Keogh plan or custodial account pursuant to Section 403(b) of the Code; (c) distributions from a qualified plan upon retirement or termination of employment; (d) redemption of shares acquired through a contribution in excess of permitted amounts; (e) in-service withdrawals from tax qualified plans by participants; (f) redemptions initiated by a Fund of accounts with net assets of less than $1,000; (g) redemptions by Eligible Financial Intermediaries who have purchased Class A shares at net asset value as part of a "wrap account" or similar program; (h) redemptions of up to 10% of the value of shares during a 12 month period as part of a Systematic Withdrawal Plan.

                Class B Shares - Waiver of CDSC - One Group Funds

         No CDSC is imposed on redemptions of Class B shares of the One Group
Funds: (a) provided that a shareholder withdraws no more than 10% of the account value annually; (b) if a shareholder buys the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans; (c) if a shareholder is a participant or beneficiary of certain retirement plans and dies or becomes disabled (as defined in the Tax Code), but only if the redemption is made within one year of such death or disability; (d) that represent minimum required distributions from an IRA Account or other qualifying retirement plan, but only if a shareholder is at least age 70-1/2; (e) exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party; (f) acquired in exchange for Class B shares of other Funds of The One Group.

CLASS I SHARES OF THE PEGASUS PORTFOLIOS AND ONE GROUP FUNDS

         a. Class I shares of the Pegasus Money Market Funds are offered with no initial sales charge or CDSC to institutional investors, including banks (such as FNBC and NBD), acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity and to public agencies and municipalities. Class I shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals.

         b. Class I shares of the Pegasus Non-Money Market Funds are offered at net asset value with no initial sales charge or CDSC (although the Market Expansion Index Fund imposes a transaction fee) exclusively to Fiduciary Accounts, Eligible Retirement Plans, Eligible Financial Intermediaries (as each item is defined in the prospectus), and the Pegasus Asset Allocation Funds.

         c. Class S shares of the Pegasus Cash Management Funds are offered at net asset value with no initial sales charge or CDSC to the same investors who are eligible to purchase Class I shares of the Pegasus Money Market Funds.

         d. Class I and Class A shares of the One Group Cash Management Funds are offered at net asset value with no initial sales charge or CDSC to certain institutional investors and high net worth individuals. Class I shares of the remaining One Group Funds are offered at net asset value with no initial sales charge or CDSC to certain institutional investors.

         Conversion Feature for Class I shares of the Pegasus Portfolios

         Class I shares of each Pegasus Portfolio (other than the Cash Management Funds) held by investors who, after purchasing Class I shares for their Fiduciary Accounts, withdraw from such Accounts will convert to Class A shares upon such withdrawal, based upon the relative net asset values for shares of each such Class.

D.       SHARE EXCHANGES

         Class I shares of a One Group Fund may be exchanged for Class A shares of that Fund or for Class A or Class I shares of another One Group Fund. Class A shares of a One Group Fund may be exchanged for Class I shares of that Fund or for Class A or Class I shares of another One Group Fund, but only if you are eligible to purchase those shares. Class B shares of a One Group Fund may be exchanged for Class B shares of another One Group Fund. The One Group does not charge a fee for this privilege. The One Group reserves the right to reject any exchange request if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

         The Pegasus Portfolios permit investors to purchase, in exchange for shares of a Fund which have been owned for at least 30 days, shares of the same Class of the other Pegasus Funds. The Class I and S shares of the Cash Management Funds do not offer an exchange privilege.

The exchange privilege may be modified or terminated at any time upon notice to shareholders. The exchange privilege with respect to the post-Reorganization Funds is substantially similar to the exchange privilege applicable to the One Group Funds.

         The following chart compares the existing exchange policies of the Pegasus Portfolios and the One Group Funds.

                                    PEGASUS PORTFOLIOS                                ONE GROUP FUNDS
                                    ------------------                                ---------------
Mail                  Yes.                                             Yes.

Telephone             Yes.                                             Yes.

Web site              No.                                              Yes.

Sales Charges         Shares of the same Class of Funds purchased by   Generally, a sales charge will not be
                      exchange will be purchased on the basis of       incurred on an exchange.  However, a sales
                      relative net asset value per share as follows:   charge will be incurred on Class I Shares
                      (i) shares of Funds purchased with or without    exchanged for Class A shares, unless
                      a sales load may be exchanged without a sales    shareholder qualifies for a sales charge
                      load for shares of other Funds sold without a    waiver; on Class A shares of a Fund with no
                      sales load; (ii) shares of Funds purchased       sales charge exchanged for shares of a Fund
                      without a sales load may be exchanged for        with a sales charge, and on shares of a Fund
                      shares of other Funds sold with a sales load,    with a sales charge exchanged for shares of a
                      and the applicable sales load will be            fund with a higher sales charge, in which
                      deducted; (iii) "Purchased Shares"(1) may be     case the shareholder would pay the difference
                      exchanged for "Offered Shares"(1) of other       between that Fund's sales charge and all
                      Funds, provided that, if the sales load          other sales charges already paid by the
                      applicable to the Offered Shares exceeds the     shareholder.(4)
                      maximum sales load that could have been
                      imposed in connection with the Purchased
                      Shares (at the time the Purchased Shares were
                      acquired), without giving effect to any
                      reduced loads, the difference will be
                      deducted; (iv) shares of Funds subject to a
                      CDSC that are exchanged for shares of another
                      Fund or the Pegasus Money Market Fund will be
                      subject to the higher applicable CDSC of the
                      two Funds(2); (v) shares of the Money Market
                      Fund acquired through an exchange of Class B
                      shares of the Pegasus Non-Money Market Funds
                      are subject to a CDSC upon redemption of the
                      shares in accordance with the prospectus of
                      the exchanged shares(2); and (vi) a qualified
                      or non-qualified employee benefit plan with
                      assets of at least $1 million or 200 eligible
                      lives may be exchanged from Class B shares to
                      Class A shares on or after January 1 of the
                      year following the year of the plan's
                      eligibility, provided that the sponsor of the
                      plan has so notified the service agent of its
                      eligibility and in turn, the service agent has
                      notified Pegasus of such eligibility.(3)

(1) "Purchased Shares" are shares of Funds purchased with a sales load, shares of Funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such Funds. "Offered Shares" are shares of Funds sold with a sales load.

(2) For purposes of calculating CDSC rates and conversion periods, if any, shares will be deemed to have been held since the date the shares being exchanged were initially purchased.

(3) No fees currently will be charged shareholders directly in connection with exchanges although Pegasus reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal fee in accordance with rules promulgated by the SEC. Exchanges made into the Market Expansion Index Fund will be charged a transaction fee.

(4) If a shareholder exchanged Class B shares of a Fund, the shareholder will not pay a sales charge at the time of the exchange, however: (1) the new Class B shares will be subject to the higher CDSC of either the Fund from which the shareholder exchanged, the Fund into which the shareholder exchanged, or any Fund from which the shareholder previously exchanged, (2) the current holding period for the shareholder's exchanged Class B shares is carried over to the new shares.

E.       REDEMPTION POLICIES

         The following chart compares the existing redemption policies of the Pegasus Portfolios and the One Group Funds.


                            PEGASUS PORTFOLIOS:
                      CLASS A, B AND I SHARES OF THE          PEGASUS PORTFOLIOS:
                           MONEY MARKET AND NON-          CLASS I AND S SHARES OF THE
                            MONEY MARKET FUNDS               CASH MANAGEMENT FUNDS                  ONE GROUP FUNDS
                            ------------------               ---------------------                  ---------------
Redemption Methods    By telephone or mail.               By telephone and compatible        By telephone or mail (except for
                                                          computer facilities.               IRA accounts whose redemption
                                                                                             requests must be made in
                                                                                             writing).

Payment Methods       By check, by wire (within one       By mail or by wire (on the same    By mail or by wire (paid within
                      business day) or Automated          day).(1)                           seven days after receipt but
                      Clearing House (within five                                            next day and two business day
                      business days).                                                        payments on redemptions are
                                                                                             available(2); State Street Bank &
                                                                                             Trust Company currently charges a
                                                                                             $7.00 wire redemption fee).

Systematic            Yes ($15,000 minimum account        No.                                Yes ($10,000 minimum account
Withdrawal Plan       balance with respect to Class A                                        balance/$100 minimum per
                      or B shares; $10,000 with respect                                      transaction); Class A
                      to Money Market Funds).                                                shareholders should consider the
                                                                                             initial sales charge and Class B
                                                                                             shareholders' payments are limited
                                                                                             to no more than 10% of the account
                                                                                             value annually measured from the
                                                                                             date the

                            PEGASUS PORTFOLIOS:
                      CLASS A, B AND I SHARES OF THE          PEGASUS PORTFOLIOS:
                           MONEY MARKET AND NON-          CLASS I AND S SHARES OF THE
                            MONEY MARKET FUNDS               CASH MANAGEMENT FUNDS                  ONE GROUP FUNDS
                            ------------------               ---------------------                  ---------------
                                                                                             redemption request is received; IRA
                                                                                             account payments must not exceed the
                                                                                             minimum required distribution amount.

Reinstatement         Yes (Class A or B redemptions may   No.                                No.
Privilege             purchase, within 120 days, Class
                      A shares without a sales load in
                      an amount not to exceed
                      the redemption proceeds).

Additional Information Regarding Redemptions:


                            PEGASUS PORTFOLIOS:
                      CLASS A, B AND I SHARES OF THE          PEGASUS PORTFOLIOS:
                           MONEY MARKET AND NON-          CLASS I AND S SHARES OF THE
                            MONEY MARKET FUNDS               CASH MANAGEMENT FUNDS                  ONE GROUP FUNDS
                            ------------------               ---------------------                  ---------------
Automatic             Upon 60 days written notice, if     Upon 60 days written notice if     No.  Accounts less than $1,000
Redemption of         net asset value in account is (i)   net asset value in account         that are not participating in a
Investor's Account    $2,500 or less for Class A or B     decreases to $1,000,000 or less.   Systematic Investment Plan will
                      shares of the Money Market Funds;                                      be charged an annual fee
                      of (ii) $1,000,000 or less for                                         $10.00. This sub-minimum
                      Class I shares of the Money Market                                     account fee does not apply to
                      Funds, and (iii) less than $1,000                                      IRA accounts and the accounts of
                      for Class A, B and I shares of                                         employees of Bank One each
                      other Pegasus portfolios.                                              Corporation and its affiliates. The
                                                                                             sub-minimum account fee also does
                                                                                             not apply to Institutional Money
                                                                                             Market Funds.

Proceeds of           Cash                                Paid in federal funds on the       Cash
Redemption                                                business day the redemption is
                                                          effected.

Acting on Telephone   Requires form of identification     Requires form of identification    Recording telephone
Instructions                                                                                 instructions; requesting
                                                                                             personal identification

(1) If the request is received before 12:00 noon, Eastern time, for the Municipal Cash Management Fund; 1:00 p.m. Eastern time, for the Treasury Prime Cash Management Fund, and 3:00 p.m. Eastern time, for the Cash Management Fund, Treasury Cash Management Fund and U.S. Government Securities Cash Management Fund.

(2) Requests for same day payment will be honored if the request is received before 12:00 noon, Eastern time, for the Municipal Money Market Fund, and 4:00 p.m., Eastern time, for the Prime Money Market Fund and the U.S. Treasury Securities Money Market Fund. The Funds also will attempt to honor requests for payments by the next business day, if the redemption request is received after the times mentioned above.

F.       DIVIDENDS AND DISTRIBUTIONS

         Each existing One Group Fund and Pegasus Portfolio distributes its net capital gains to shareholders at least annually. The table below shows the policies concerning the declaration and payment of dividends from net investment income. Pegasus makes available to investors of Class A and Class B shares a Cross Reinvestment of Dividend Plan. Investors who own shares of any Fund with a minimum value of $10,000 at the time he or she elects may have dividends paid by such Fund automatically reinvested into shares of another Pegasus Fund in which he or she has invested a minimum of $1,000. A transaction fee will be charged to all investors who elect to have dividends from other Funds reinvested in the Market Expansion Index Fund.

========================= =============== ==================== ================ ==================== ================
                             Current                               Current                             Dividend to
        Pegasus              Dividend          One Group          Dividend      Post-Reorganization        be
       Portfolio          Declared/Paid          Fund           Declared/Paid          Fund           Declared/Paid
------------------------- --------------- -------------------- ---------------- -------------------- ----------------
Money Market Fund              D/M        Prime Money Market         D/M        The One Group              D/M
                                          Fund                                  Prime Money Market
                                                                                Fund
------------------------- --------------- -------------------- ---------------- -------------------- ----------------
Treasury Money Market          D/M        U. S. Treasury             D/M        The One Group U.S.         D/M
Fund                                      Securities Money                      Treasury
                                          Market Fund                           Securities Money
                                                                                Market Fund
------------------------- --------------- -------------------- ---------------- -------------------- ----------------
Municipal Money Market         D/M        Municipal Money            D/M        The One Group              D/M
Fund                                      Market Fund                           Municipal Money
                                                                                Market Fund
------------------------- --------------- -------------------- ---------------- -------------------- ----------------
Michigan Municipal             D/M        Michigan Municipal         D/M        The One Group              D/M
Money Market Fund                         Money Market Fund                     Michigan Municipal
                                                                                Money Market Fund
------------------------- --------------- -------------------- ---------------- -------------------- ----------------
Cash Management Fund           D/M        Cash Management            D/M        The One Group Cash         D/M
                                          Money Market Fund                     Management Money
                                                                                Market Fund
------------------------- --------------- -------------------- ---------------- -------------------- ----------------
Treasury Prime Cash            D/M        Treasury Prime             D/M        The One Group              D/M
Management Fund                           Cash Management                       Treasury Prime
                                          Money Market Fund                     Cash Management
                                                                                Money Market Fund
------------------------- --------------- -------------------- ---------------- -------------------- ----------------
U.S. Government                D/M        U. S. Government           D/M        The One Group              D/M
Securities Cash                           Securities Cash                       U.S. Government
Management Fund                           Management Money                      Securities Cash
                                          Market Fund                           Management Money
                                                                                Market Fund
------------------------- --------------- -------------------- ---------------- -------------------- ----------------
Municipal Cash                 D/M        Municipal Cash             D/M        The One Group              D/M
Management Fund                           Management Money                      Municipal Cash
                                          Market Fund                           Management Money
                                                                                Market Fund
------------------------- --------------- -------------------- ---------------- -------------------- ----------------
Treasury Cash                  D/M        Treasury Cash              D/M        The One Group              D/M
Management Fund                           Management Money                      Treasury Cash
                                          Market Fund                           Management Money
                                                                                Market Fund
------------------------- --------------- -------------------- ---------------- -------------------- ----------------
Short Bond Fund                M/M        Limited Volatility         D/M        The One Group              D/M
                                          Bond Fund                             Short-Term Bond

========================= =============== ==================== ================ ==================== ================
                             Current                               Current                             Dividend to
        Pegasus              Dividend          One Group          Dividend      Post-Reorganization        be
       Portfolio          Declared/Paid          Fund           Declared/Paid          Fund           Declared/Paid
------------------------- --------------- -------------------- ---------------- -------------------- ----------------
                                                                                Fund
------------------------- --------------- -------------------- ---------------- -------------------- ----------------
Intermediate Bond Fund         M/M        Intermediate Bond          D/M        The One Group              D/M
                                          Fund                                  Intermediate Bond
                                                                                Fund
------------------------- --------------- -------------------- ---------------- -------------------- ----------------
Multi Sector Bond Fund         M/M        Income Bond Fund           D/M        The One Group              D/M
                                                                                Income Bond Fund
------------------------- --------------- -------------------- ---------------- -------------------- ----------------
Bond Fund                      M/M        Bond Fund                  D/M        The One Group Bond         D/M
                                                                                Fund
------------------------- --------------- -------------------- ---------------- -------------------- ----------------
High Yield Bond Fund           M/M        High Yield Bond            D/M        The One Group High         D/M
                                          Fund                                  Yield Bond Fund
------------------------- --------------- -------------------- ---------------- -------------------- ----------------
Intermediate Municipal         M/M        Intermediate               D/M        The One Group              D/M
Bond Fund                                 Tax-Free Bond Fund                    Intermediate
                                                                                Tax-Free Bond Fund
------------------------- --------------- -------------------- ---------------- -------------------- ----------------
Municipal Bond Fund            M/M        Municipal Bond Fund        D/M        The One Group              D/M
                                                                                Tax-Free Bond Fund
------------------------- --------------- -------------------- ---------------- -------------------- ----------------
Michigan Municipal Bond        M/M        Michigan Municipal         D/M        The One Group              D/M
Fund                                      Bond Fund                             Michigan Municipal
                                                                                Bond Fund
------------------------- --------------- -------------------- ---------------- -------------------- ----------------
Short Municipal Bond           M/M        Short Municipal            D/M        The One Group              D/M
Fund                                      Bond Fund                             Short-Term
                                                                                Municipal Bond Fund
------------------------- --------------- -------------------- ---------------- -------------------- ----------------
Equity Income Fund             M/M        Income Equity Fund         M/M        The One Group              M/M
                                                                                Equity Income Fund
------------------------- --------------- -------------------- ---------------- -------------------- ----------------
Equity Index Fund              Q/Q        Equity Index Fund          M/M        The One Group              M/M
                                                                                Equity Index Fund
------------------------- --------------- -------------------- ---------------- -------------------- ----------------
Growth and Value Fund          Q/Q        Value Growth Fund          M/M        The One Group              M/M
                                                                                Diversified Equity
                                                                                Fund
------------------------- --------------- -------------------- ---------------- -------------------- ----------------
Intrinsic Value Fund           Q/Q        Disciplined Value          M/M        The One Group              M/M
                                          Fund                                  Mid Cap Value Fund
------------------------- --------------- -------------------- ---------------- -------------------- ----------------
Growth Fund                    Q/Q        Large Company              M/M        The One Group              M/M
                                          Growth Fund                           Large Cap Growth
                                                                                Fund
------------------------- --------------- -------------------- ---------------- -------------------- ----------------
Mid-Cap Opportunity Fund       Q/Q        Diversified Mid            M/M        The One Group              M/M
                                          Cap Fund                              Diversified
                                                                                Mid Cap Fund
------------------------- --------------- -------------------- ---------------- -------------------- ----------------
Small-Cap Opportunity          Q/Q        Small Cap Value            M/M        The One Group              M/M
Fund                                      Fund                                  Small Cap Value
                                                                                Fund
------------------------- --------------- -------------------- ---------------- -------------------- ----------------
International Equity           Q/Q        Diversified                M/M        The One Group              M/M
Fund                                      International Fund                    Diversified
                                                                                International Fund
------------------------- --------------- -------------------- ---------------- -------------------- ----------------
Market Expansion Index         Q/Q        Market Expansion           M/M        The One Group              M/M
Fund                                      Index Fund                            Market Expansion
                                                                                Index Fund
------------------------- --------------- -------------------- ---------------- -------------------- ----------------
Managed Assets Growth          Q/Q        Investor Growth            M/M        The One Group              M/M
Fund                                      Fund                                  Investor Growth

========================= =============== ==================== ================ ==================== ================
                             Current                               Current                             Dividend to
        Pegasus              Dividend          One Group          Dividend      Post-Reorganization        be
       Portfolio          Declared/Paid          Fund           Declared/Paid          Fund           Declared/Paid
------------------------- --------------- -------------------- ---------------- -------------------- ----------------
                                                                                Fund
------------------------- --------------- -------------------- ---------------- -------------------- ----------------
Managed Assets Balanced        Q/Q        Investor Growth &          M/M        The One Group              M/M
Fund                                      Income Fund                           Investor Growth &
                                                                                Income Fund
------------------------- --------------- -------------------- ---------------- -------------------- ----------------
Managed Assets                 M/M        Investor Balanced          M/M        The One Group              M/M
Conservative Fund                         Fund                                  Investor Balanced
                                                                                Fund
========================= =============== ==================== ================ ==================== ================

D/M = Daily/Monthly
M/M = Monthly/Monthly
Q/Q = Quarterly/Quarterly

                                   APPENDIX V


            The One Group U.S. Treasury Securities Money Market Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?
The seven-day yield on The One Group U.S. Treasury Securities Money Market Fund Fiduciary share class was 5.12% on June 30, 1998, up slightly from 5.03% on June 30, 1997.

WHAT CONTRIBUTED TO THE FUND'S FAIRLY STABLE YIELDS?
The Fund's yield reflects the relative stability in interest rates brought on by the Federal Reserve's unchanged monetary policy. Rate movements throughout the year were fairly moderate. They reflected changing views on economic strength and whether that strength would lead to inflationary pressures requiring Federal Reserve action.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Our primary strategy during the period was to maintain a "barbell" maturity structure, meaning that we focused on securities at the extremes of the short-term maturity range. As such, the Fund emphasized securities with maturities between six months and one year along with overnight repurchase agreements.

The money market yield curve during the fiscal year remained fairly steep, meaning that securities with longer maturities paid relatively higher yields. The Fund's "longer" securities-those maturing in six months to one year-enabled the Fund to increase its yield. At the same time, the repurchase agreements, which matured overnight, allowed the Fund to retain a high level of liquidity.

This strategy led to an average maturity of 37 days on June 30, 1998, enabling the Fund to maintain its "AAA" average quality rating-the best possible-from Standard & Poor's and Moody's Investors Service. This rating indicates that the Fund's securities are of the highest quality and offer the lowest risk. In order to receive this rating, a fund must have an average maturity no greater than 60 days.

WHAT IS YOUR OUTLOOK FOR THE FUND?
Economic activity and its influences on Federal Reserve policies will have a direct effect on the Fund over the next year. Over the near term, strong domestic demand is likely to be offset by the Asian crisis. This will require the Federal Reserve to be diligent in directing monetary policy. This outlook warrants continued caution so the Fund can be positioned to benefit from any action the Federal Reserve may take.

/s/ Andrew T. Linton
Andrew T. Linton
Fund Manager

/s/ Gary J. Madich
Gary J. Madich, CFA
Senior Managing Director of Fixed Income Securities

                                                AVERAGE ANNUAL
                                                 TOTAL RETURN
  CLASS OF SHARES  7 DAY YIELD   1 YEAR   5 YEARS   10 YEARS   SINCE INCEPTION
     Fiduciary        5.12%       5.19%    4.73%      5.39%         5.48%
      Class A         4.87%       4.92%    4.47%        NA          4.10%
      Class B         4.12%       4.14%      NA         NA          4.11%
      Class C         4.08%         NA       NA         NA          1.47%

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                     The One Group Prime Money Market Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?
The seven-day yield on The One Group Prime Money Market Fund Fiduciary share class was 5.22% on June 30, 1998, down slightly from 5.25% on June 30, 1997.

WHAT CONTRIBUTED TO THE FUND'S FAIRLY STABLE YIELD?
The relative stability of the Fund's yield reflects the fact that the Federal Reserve left monetary policy unchanged throughout the fiscal year. Interim rate movements were fairly moderate and reflected market participants' changing views on how the problems in Asia would affect the domestic economy. Some believed that the seriousness of the situation would lead to a significant slowdown of the U.S. economy, causing the Federal Reserve to cut interest rates. Others believed that the underlying strength of the domestic economy would overwhelm any Asian impact, and that the Federal Reserve would be forced to hike interest rates in anticipation of higher inflation.

WHICH VIEWPOINT DID YOU FAVOR?
Our stance was that the Federal Reserve would leave interest rates unchanged. We believed that cheaper imports resulting from the Asian crisis would help keep the U.S. inflation rate low, as U.S. producers would be compelled to keep prices down in order to compete. Also encouraging the Federal Reserve to leave rates alone was the federal budget surplus. With Congress apparently gridlocked on how to spend it, fiscal stimulus was not a problem facing monetary policy makers.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
With Federal Reserve monetary policy on hold, the Fund's weighted average maturity stayed in a range of 60 days to 85 days-slightly higher than usual. When interest rates climbed, we extended the weighted average maturity to the higher end of the range to capture better yields. And, when rates drifted downward, we shortened the weighted average maturity until we perceived better value in the market.

On June 30, 1998, the Fund's weighted average maturity was 71 days, compared to 68 days on June 30, 1997.

WHAT IS YOUR OUTLOOK FOR THE FUND?
As long as the Federal Reserve maintains a gradual, modest approach to regulating monetary supply, we will continue to pursue yield advantages from a weighted average maturity range that is slightly longer than average.

/s/ Roger C. Hale
Roger C. Hale, CFA, CFP
Fund Manager

/s/ Gary J. Madich
Gary J. Madich, CFA
Senior Managing Director of Fixed Income Securities

                                                AVERAGE ANNUAL
                                                 TOTAL RETURN
  CLASS OF SHARES  7 DAY YIELD   1 YEAR   5 YEARS   10 YEARS   SINCE INCEPTION
     Fiduciary        5.22%       5.39%    4.92%      5.63%         5.76%
      Class A         4.97%       5.13%    4.66%        NA          4.29%
      Class B         4.22%       4.35%      NA         NA          4.36%

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                   The One Group Municipal Money Market Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?
The seven-day yield on The One Group Municipal Money Market Fund Fiduciary share class was 3.15% on June 30, 1998, compared to 3.63% on June 30, 1997. (For investors in the 39.6% federal income tax bracket, the June 30, 1998, tax-exempt yield translates into a tax-equivalent yield of 5.16%.)

The Fund also experienced a significant increase in assets during the year to $613.9 million from $524.5 million.

DID YIELDS FLUCTUATE MUCH DURING THE YEAR?
Yields in the variable-rate sector experienced the most volatility of any sector, moving within a trading range of 2.75% to 4.50%. Rates reached their peak in April and their low point in February. This volatility was due primarily to changing technical supply and demand factors combined with inconsistent market cash flows. In comparison, the one-year fixed-rate sector traded within a narrower range of 3.55% to 3.85%.

HOW DID ECONOMIC EVENTS INFLUENCE MARKET PERFORMANCE?
Short-term tax-exempt rates moved moderately lower during the year. With the Federal Reserve's monetary policy remaining unchanged, the market reacted positively to moderate economic output and a low-inflation environment.

Many short-term municipal issuers have continued to benefit significantly from the ongoing economic expansion. This favorable environment has allowed many borrowers to either reduce their outstanding deficits or increase their cash surplus, which resulted in reduced issuance compared to previous years. Lower financing needs coupled with steady demand supported the downward trend in rates.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Our primary strategy continues to involve adjusting the mix of variable-rate and fixed-rate obligations based on changing market conditions. We also incorporate a quality-oriented investment selection process to help ensure that all issues selected for the Fund represent minimal credit risk. Because of this process, the Fund did not experience any adverse impact or credit downgrades from the Asian bank and credit crisis that began to unfold in October.

As the yield curve shifted during the year, we maintained the Fund's average maturity in a range of 34 days to 61 days. This enabled us to take advantage of changing market conditions and to accommodate the Fund's liquidity needs. At year-end, the average maturity was 46 days, compared to 37 days a year ago.

WHAT IS YOUR OUTLOOK FOR THE FUND?
The outlook for the municipal money market continues to look positive. While demand for short-term products should continue to exceed available market supply, we plan to focus on longer-term issues and rely on our investment process in an attempt to provide competitive returns.

/s/ Thomas W. Cary
Thomas W. Cary
Fund Manager

/s/ Gary J. Madich
Gary J. Madich, CFA
Senior Managing Director of Fixed Income Securities

                                                AVERAGE ANNUAL
                                                 TOTAL RETURN
  CLASS OF SHARES  7 DAY YIELD   1 YEAR   5 YEARS   10 YEARS   SINCE INCEPTION
     Fiduciary        3.15%       3.27%    3.05%      3.77%         3.84%
      Class A         2.90%       3.01%    2.81%        NA          2.64%

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                          The One Group Investor Funds
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUNDS PERFORM?
For the year ended June 30, 1998, The One Group Investor Funds posted the following total returns for their respective Fiduciary share class:

- The One Group Investor Growth Fund, 23.81%

- The One Group Investor Growth and Income Fund, 20.34%

- The One Group Investor Balanced Fund, 17.02%

- The One Group Investor Conservative Growth Fund, 12.73%

For information on other share classes and performance comparisons to indexes, please see pages 4-7.

HOW DID THE BOND AND STOCK MARKETS PERFORM?
The bond market continued to benefit from low inflation, which helped push interest rates down and bond prices up. Furthermore, events in Asia contributed to a weakening global economy, which in turn helped support favorable bond market conditions in the United States.

The stock market continued to provide better-than-average investment returns, thanks to low inflation, moderate economic growth and strong corporate earnings growth. In addition, a favorable bond market contributed to the stock market's strength by allowing price/earnings (P/E) multiple expansion. That is, the declining interest rate environment allowed companies to realize greater profits, and stock prices increased on these favorable earnings results.

For more than four years, large-capitalization growth stocks have led the domestic market surge, outperforming smaller-company stocks and value-oriented stocks. Investors continued to favor larger companies due to their earnings reliability and stock liquidity.

DID THE SITUATION IN ASIA INFLUENCE STOCK RETURNS?
Beginning in late 1997, many larger, multinational companies, particularly in the semiconductor, energy and commodities sectors, felt the effects of the Asian markets' meltdown. With too much capital and investment generating excess capacity, lower prices led to insufficient profits. As a result, currencies declined and market returns plummeted for most Asian markets.

WERE THERE ANY OTHER NOTABLE PERFORMANCES OVERSEAS?
Many European markets experienced a comeback, with strong one-year performance from Italy, up 63%; Spain up 50%; Germany, up 46%; and France, up 43%.

WHAT WAS YOUR OVERALL ASSET ALLOCATION STRATEGY?
Each of the Investor Funds maintained relatively strong exposure to equity funds (depending, of course, on each fund's overall investment objective and asset allocation parameters), which enabled the funds to participate in the ongoing stock market rally and post attractive overall returns. In addition, each Fund's allocation toward the bond market was slightly greater than what we consider to be average exposure.

WHY WAS THAT?
We implemented this strategy based on our ongoing research efforts, which showed that stocks, on a valuation basis, continued to be more expensive than bonds. We felt that this presented some additional risks for stocks. At the same time, earnings momentum remained strong. We therefore made only a slight shift toward fixed income funds in order to gain some downside protection from the stock market's high valuations. The average fund allocations during the period were as follows:

- The One Group Investor Growth Fund: 86% equity funds; 13% fixed income funds; 1% money market funds

- The One Group Investor Growth and Income Fund: 66% equity funds; 33% fixed income funds; 1% money market funds

- The One Group Investor Balanced Fund: 46% equity funds; 53% fixed income funds; 1% money market funds

- The One Group Conservative Growth Fund: 26% equity funds; 72% fixed income funds; 2% money market funds

WHAT WERE YOUR KEY STRATEGIES IN THE EQUITY ARENA?
The Investor Funds enjoyed varying exposure, depending on the overall investment objective, to the following equity styles: large capitalization, mid-capitalization, small capitalization and international. Within each style, individual stock selection remains the core of our management process. We modestly adjusted our asset allocations to include in-

                          The One Group Investor Funds
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

ternational stocks, giving the funds an opportunity to take advantage of lower valuations in Asia and continued economic recovery in Europe. Our international exposure is now between 5% and 11%, with the greatest exposure in The One Group Investor Growth Fund. This ongoing approach toward diversification helped limit risk while offering return opportunities from different market segments.

WHAT WERE YOUR KEY STRATEGIES WITHIN THE FIXED INCOME MARKET?
Within the fixed income funds, our efforts centered on maintaining a low-risk profile by keeping durations at or near their average levels. (Duration is a measure of a fund's price sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.) Instead of making "bets" on interest rate movements by significantly altering duration, we prefer to concentrate on the yield component of total return.

Over the past year, our fund managers focused on select investments in the corporate, asset-backed and mortgage-backed sectors. This allowed the funds to capture the yield advantages that these securities generally offered compared to Treasury securities. At the same time, they focused on maintaining portfolios with good average credit quality.

WHAT IS YOUR OUTLOOK FOR THE FUNDS?
Economic activity is critical to the funds' performance because the economy drives earnings. The current economic expansion, now in its eighth year, is one of the longest in history. Looking ahead to fiscal 1999, we expect U.S. economic growth to remain positive, but to slow down from recent levels. Corporate earnings should continue to grow, but perhaps not at the pace we've seen recently.

We also believe that inflation will remain low, leading to a stable or lower interest rate environment. As such, we believe there will be little opportunity for price volatility to significantly influence bond market returns.

Asia remains the one wild card. An unforeseen depression in any of these countries could spill over and put a squeeze on U.S. growth. We believe that a depression is unlikely, however, because Japan's economic package should provide guidance for the country and establish an outline for deregulation. These moves should bring Japan closer to financial reform and improve the banking system.

Given the extraordinary equity gains of the last several years, it is not realistic to expect this pace to continue. Going forward, we think the equity market will be a bit more selective, which would make individual security selection even more important.

We currently don't anticipate making any significant changes to our asset allocation strategies. But we will continue to monitor the economic climate for inflationary pressures and valuation levels in the financial markets. We also will keep close tabs on the situation in Asia and how events there may affect the funds' investments.

/s/ Richard R. Jandrain III
Richard R. Jandrain III
Senior Managing Director of Equity Securities
Director, Asset Allocation Committee

Please refer to the prospectus and the accompanying financial statements for more information about your Fund.

                       The One Group Investor Growth Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998
          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Fiduciary                23.81%        24.49%

                     Measurement Period
                   (Fiscal Year Covered)                          S&P 1500         Lipper Mix        Fiduciary
12/96                                                                    10000             10000             10000

6/97                                                                     11945             10680             11350

6/98                                                                     15462             12724             14053

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class A                  23.44%        23.78%
  Class A*                 17.87%        20.17%

* Reflects 4.50% Sales Charge.

                Measurement Period
               (Fiscal Year Covered)                     S&P 1500         Lipper Mix         Class A*          Class A

6/98                                                            15462             12724             13303             13929

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class B                  22.52%        23.91%
  Class B**                18.52%        21.61%

** Reflects Applicable Contingent Deferred Sales Charge.

                Measurement Period
               (Fiscal Year Covered)                     S&P 1500         Lipper Mix        Class B**          Class B

6/98                                                            15462             12724             13552             13952

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year       (7/1/97)
  Class C                  22.42%        22.42%
  Class C**                21.42%        21.42%

** Reflects Applicable Contingent Deferred Sales Charge.

                Measurement Period
               (Fiscal Year Covered)                     S&P 1500         Lipper Mix        Class C**          Class C

6/98                                                            12944             11914             12141             12241

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Investor Growth Fund is measured against the S&P 1500 Index, an unmanaged index generally representative of the performance of large and small companies in the US stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

The Lipper Mix for all the classes consists of the average monthly returns of the Lipper General Equity Funds Universe (75%), the Lipper International Funds Universe (10%), and the Lipper Intermediate US Government Bond Funds Universe (15%). The Lipper Universes consist of the equally weighted average monthly return of all the funds within the category.

6/97                                                            11945             10680             10776             11284

12/96                                                           10000             10000              9550             10000

6/97                                                            11945             10680             11388             11388

12/96                                                           10000             10000             10000             10000

7/97                                                            10000             10000             10000             10000

                  The One Group Investor Growth & Income Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998
          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Fiduciary                20.34%        20.40%

                     Measurement Period
                   (Fiscal Year Covered)                          S&P 1500         Lipper Mix        Fiduciary
12/96                                                                    10000             10000             10000

6/97                                                                     11945             10535             11087

6/98                                                                     15462             12342             13342

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class A                  20.18%        20.73%
  Class A*                 14.76%        17.21%

* Reflects 4.50% Sales Charge.

                Measurement Period
               (Fiscal Year Covered)                     S&P 1500         Lipper Mix         Class A*          Class A

6/98                                                            15462             12342             12797             13399

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class B                  19.13%        19.72%
  Class B**                15.13%        17.38%

** Reflects Applicable Contingent Deferred Sales Charge.

                Measurement Period
               (Fiscal Year Covered)                     S&P 1500         Lipper Mix        Class B**          Class B

6/98                                                            15462             12342             12825             13225

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year       (7/1/97)
  Class C                  19.08%        19.08%
  Class C**                18.08%        18.08%

** Reflects Applicable Contingent Deferred Sales Charge.

                Measurement Period
               (Fiscal Year Covered)                     S&P 1500         Lipper Mix        Class C**          Class C

6/98                                                            12944             11715             11808             11908

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Investor Growth & Income Fund is measured against the S&P 1500 Index, an unmanaged index generally representative of the performance of large and small companies in the US stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

The Lipper Mix for all the classes consists of the average monthly returns of the Lipper General Equity Funds Universe (60%), the Lipper International Funds Universe (5%), and the Lipper Intermediate US Government Bond Funds Universe (35%). The Lipper Universes consist of the equally weighted average monthly return of all the funds within the category.

6/97                                                            11945             10535             10648             11150

12/96                                                           10000             10000              9550             10000

6/97                                                            11945             10535             11102             11102

12/96                                                           10000             10000             10000             10000

7/97                                                            10000             10000             10000             10000

                      The One Group Investor Balanced Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998
          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Fiduciary                17.02%        16.60%

                                                                   Lehman
                                                                  Brothers
                     Measurement Period                         Intermediate
                   (Fiscal Year Covered)                       Aggregate Bond      Lipper Mix        Fiduciary

6/98                                                                     11219             11890             12694

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class A                  16.62%        16.29%
  Class A*                 11.39%        12.90%

* Reflects 4.50% Sales Charge.

                                                          Lehman
                                                         Brothers
                Measurement Period                     Intermediate
               (Fiscal Year Covered)                       Bond           Lipper Mix         Class A*          Class A

6/98                                                            11219             11890             12074             12641

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class B                  15.85%        15.67%
  Class B**                11.85%        13.28%

** Reflects Applicable Contingent Deferred Sales Charge.

                                                          Lehman
                                                         Brothers
                Measurement Period                     Intermediate
               (Fiscal Year Covered)                       Bond           Lipper Mix        Class B**          Class B

6/98                                                            11219             11890             12136             12536

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year       (7/1/97)
  Class C                  15.66%        15.66%
  Class C**                14.66%        14.66%

** Reflects Applicable Contingent Deferred Sales Charge.

                                                          Lehman
                                                         Brothers
                Measurement Period                     Intermediate
               (Fiscal Year Covered)                       Bond           Lipper Mix        Class C**          Class C

6/98                                                            10868             11444             11466             11566

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Investor Balanced Fund is measured against the Lehman Brothers Intermediate Aggregate Bond Index, an unmanaged index comprised of US Government, mortgage, corporate and asset-backed securities with maturities of one to ten years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

The Lipper Mix for all the classes consists of the average monthly returns of the Lipper General Equity Funds Universe (40%), the Lipper International Funds Universe (5%), and the Lipper Intermediate US Government Bond Funds Universe (55%). The Lipper Universes consist of the equally weighted average monthly return of all the funds within the category.

6/97                                                            10323             10390             10848

12/96                                                           10000             10000             10000

6/97                                                            10323             10390             10353             10841

12/96                                                           10000             10000              9550             10000

6/97                                                            10323             10390             10822             10822

12/96                                                           10000             10000             10000             10000

7/97                                                            10000             10000             10000             10000

                 The One Group Intermediate Tax-Free Bond Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?
The One Group Intermediate Tax-Free Bond Fund Fiduciary share class offered a total return of 7.74% for the year ended June 30, 1998. (For information on other share classes and performance comparisons to indexes, please see page 4.)

Overall, interest rates declined during the year, and the Fund's 30-day SEC yield (Fiduciary share class) fell to 4.15% at year-end, compared to 4.57% on June 30, 1997. (For investors in the 39.6% federal income tax bracket, the June 30, 1998, yield translates into a taxable-equivalent yield of 6.87%.)

HOW DID YOU MANAGE INTEREST RATE VOLATILITY?
We generated the Fund's total return by continually realigning the portfolio through one of the most volatile market environments in recent history. With worries of inflation-induced Federal Reserve intervention and fallout from the Asian situation, we witnessed significant market moves on a regular basis. With limited cash flow in the Fund, we sought to add value for shareholders by taking advantage of this volatility. By investing in discount coupon bonds, we could buy when the market fell off and let the bonds run up in price when the markets recovered from the many sell-offs during the year.

With an eye on after-tax total return, we remain conscious of capital gains. As such, we will take losses on bonds when the market declines, which helps offset the gains the Fund realizes when the market rallies. Our intent is to generate tax-free income, but we also want to enhance total return by realigning the portfolio to react to market conditions.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Our belief during the year was that the market would be volatile, but that interest rates would head lower. As such, we maintained an average duration near the six-year mark, added yield to the portfolio, and traded securities to take advantage of market volatility. (Duration is a measure of a fund's price sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.)

In keeping with our strategy, when rates moved up, and prices fell, we sold certain issues and captured losses (see above). Then, we replaced those issues with bonds of similar structure--positive convexity, discount coupons and high liquidity--which increased the portfolio's yield. (Convexity is a secondary measure of a fund's price sensitivity to interest rate changes. Generally, bonds with positive convexity perform better than those with negative convexity in periods of high interest rate volatility.) Our strategy was to restructure a portion of the portfolio with blocks of desirable bonds, so as to sell them at a profit if our outlook changed during the year. Given the volatility in the market from repeated economic data suggesting the death of inflation, to the Asian turmoil that sent the markets reeling in the fourth quarter of 1997, our tactics were sound.

DID THE FUND'S OVERALL QUALITY CHANGE?
The Fund's overall credit quality remained high, largely because an increasing number of bonds coming to market are insured. At year-end, 73.9% of the Fund's assets were invested in securities rated AAA and AA. We continue to look in the lower-investment-grade areas for bonds with higher yields. But, this has been somewhat challenging because the spread, or difference in yield, between medium-grade bonds (those rated A and BBB) and AAA-rated bonds has been compressed over the last 18 months, meaning that there is little yield advantage to moving into the medium-quality area.

                 The One Group Intermediate Tax-Free Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

WHAT IS YOUR OUTLOOK FOR THE FUND?
We have no real evidence that market volatility will subside in the near future, so we anticipate trading in the range we have seen over the past year. We remain vigilant in our inflation watch, because any sign of an overheating economy should lead the Federal Reserve to raise rates and, therefore, erode the value of bonds. Nevertheless, we expect inflation to remain under control for the near term, as a slower-growth economy should keep interest rates low and may even force the Fed to ease monetary policy.

/s/ Patrick M. Morrissey
Patrick M. Morrissey
Fund Manager

/s/ Gary J. Madich, CFA
Gary J. Madich, CFA
Senior Managing Director of Fixed-Income Securities

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                 The One Group Intermediate Tax-Free Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year       (9/4/90)
  Fiduciary              7.74%       5.46%        6.95%

                          VALUE OF $10,000 INVESTMENT

                                                                                  Lipper
                                                               Lehman          Intermediate
                     Measurement Period                   Brothers 7 Year     Municipal Bond
                   (Fiscal Year Covered)                   Municipal Bond      Funds Index          Fiduciary
9/90                                                           $10,000            $10,000            $10,000
6/91                                                            10,814             10,749             10,777
6/92                                                            11,996             11,854             11,805
6/93                                                            13,285             13,026             12,961
6/94                                                            13,453             13,156             12,946
6/95                                                            14,560             14,046             13,820
6/96                                                            15,366             14,764             14,564
6/97                                                            16,446             15,715             15,694
6/98                                                           $17,653            $16,807            $16,908

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year      (2/18/92)
  Class A                7.50%       5.22%        6.08%
  Class A*               2.70%       4.26%        5.32%

* Reflects 4.50% Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                                            Lipper
                                                          Lehman         Intermediate
                Measurement Period                   Brothers 7 Year    Municipal Bond
               (Fiscal Year Covered)                  Municipal Bond     Funds Index         Class A*           Class A
2/92                                                    $10,000            $10,000            $ 9,550            $10,000
6/92                                                     10,319             10,311              9,850             10,314
6/93                                                     11,428             11,331             10,783             11,291
6/94                                                     11,572             11,443             10,747             11,253
6/95                                                     12,525             12,218             11,444             11,983
6/96                                                     13,218             12,842             12,046             12,616
6/97                                                     14,147             13,669             12,933             13,547
6/98                                                    $15,185            $14,619            $13,904            $14,561

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (1/14/94)
  Class B                   6.81%        4.28%
  Class B**                 2.81%        3.89%

** Reflects Applicable Contingent Deferred Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                                            Lipper
                                                          Lehman         Intermediate
                Measurement Period                   Brothers 7 Year    Municipal Bond
               (Fiscal Year Covered)                  Municipal Bond     Funds Index          Class B**           Class B
1/94                                                      $10,000            $10,000            $10,000            $10,000
6/94                                                        9,622              9,601              9,552              9,552
6/95                                                       10,413             10,251             10,115             10,115
6/96                                                       10,990             10,775             10,568             10,568
6/97                                                       11,762             11,469             11,289             11,289
6/98                                                      $12,625            $12,266            $11,856            $12,056

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The fund's income may be subject to the federal alternative minimum tax.

The performance of the Intermediate Tax-Free Bond Fund is measured against the Lehman Brothers 7 Year Municipal Bond Index, an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The Lipper Intermediate Municipal Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

                        The One Group Income Equity Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?
The One Group Income Equity Fund Fiduciary share class posted a total return of 23.18% for the year ended June 30, 1998. (For information on other share classes and performance comparisons to the Fund's benchmark index, please see page 7.)

With inflation, unemployment and federal fiscal balances at their best levels in a generation, the equity market offered strong double-digit returns for the fourth consecutive year.

TO WHAT DO YOU ATTRIBUTE SUCH STRONG PERFORMANCE?
The Fund continued to benefit from its concentration in the types of companies investors have preferred-large-capitalization, high-quality, consistent-growth companies. At the same time, the Fund was rewarded for not owning companies with severe earnings problems, such as those with significant exposure to Asia.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Our portfolio strategies during the year focused on maintaining strong performance measures while positioning the portfolio for a more challenging market environment we think may be in store. As such, we sold and took profits on certain issues that have been the best performers over the last several years. We also eliminated some disappointing holdings and established new positions in securities that we think are likely to be future market leaders.

We also have been improving the Fund's current income by reducing lower-dividend-yielding issues and building positions in higher-yielding securities. We also cut in half the Fund's position in convertible securities and used the proceeds to invest in real estate investment trusts (REITs). In addition to enhancing the Fund's diversification, we believe the REITs offer good value and add important defensive characteristics to the Fund due to their attractive yields.

On average, the Fund held 89% of its assets in common stocks, 5% in convertible securities, 5% in REITs and 1% in cash during the year.

DID THE PORTFOLIO BENEFIT FROM ANY PARTICULARLY STRONG HOLDINGS?*
The Fund enjoyed strong fiscal-year performance from several sectors in which certain companies consistently achieved superior earnings growth or benefited from major restructuring:

- Health care (Schering-Plough, Pfizer and Warner-Lambert were up 65% or more)

- Finance (American Express, Chase Manhattan, U.S. Bancorp, Lincoln National, FNMA and National City were up 35% or more)

- Telephone utilities (AT&T, BellSouth and Sprint were up 30% or more)

- Selected industrials (Ford was up 55%).

WERE THERE ANY DISAPPOINTING HOLDINGS?*
Disappointing performers were concentrated in more volatile sectors, including transportation (Union Pacific declined 37% for the fiscal year), energy and mining (Amoco was off 4%, Cyprus-Amax down 46%) and manufacturing (Corning, Boeing and Deere declined in price). Our policy in handling such "problem" issues is to reduce the position size when earnings expectations are not being met and sell out completely if a turnaround is unlikely, as we did with Union Pacific and Cyprus-Amax. To help avoid problem situations, we concentrate on favorable growth areas and look to fundamental research conducted by our in-house analysts.

HOW DID THE FUND'S TOP 10 HOLDINGS CHANGE?*
Two new issues moved into the top 10 holdings-American Home Products, 2.1% (health care) and Schering-Plough, 1.9% replaced Mobil (energy) and Philip Morris (consumer non-durables). The remaining top 10 holdings were unchanged from last year and included General Electric, 3.4% (capital goods), American Express, 2.5%, Bristol-Myers Squibb, 2.4% (health care), Exxon, 2.2% (energy), BankAmerica, 2.1% (financial services), Warner-Lambert, 2.1%, Coca-Cola, 2.1% (consumer non-durable), and Royal Dutch Petroleum, 2.0% (energy).

                        The One Group Income Equity Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

WHAT IS YOUR OUTLOOK FOR THE FUND?
We are pleased with the current composition of the portfolio and the fundamental progress of the companies the Fund owns. Nevertheless, the financial markets have been highly volatile. Many of the uncertainties confronting investors today-Asian problems, nuclear proliferation, historically high stock valuations-have no quick-fix solutions. Furthermore, corporate earnings gains aren't as good as they have been in recent years. This would suggest that we should lower our return expectations and become more focused and selective.

Perhaps the best plan is to remain flexible and vigilant in order to take advantage of opportunities when they arise. If a more challenging market develops, we believe the Fund is well positioned, given its defensive characteristics, higher-than-average income, holdings in predictable growth companies and exposure to real estate.

/s/ R. Lynn Yturri
---------------------------
R. Lynn Yturri
Fund Manager

/s/ Richard R. Jandrain III
---------------------------
Richard R. Jandrain III
Senior Managing Director of Fixed Income Securities

* Holdings are subject to change.

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                        The One Group Income Equity Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                       Since
                                                     Inception
                       1 Year    5 Year    10 Year   (7/2/87)
  Fiduciary            23.18%    20.21%    16.29%     13.99%

                          VALUE OF $10,000 INVESTMENT

                     Measurement Period
                   (Fiscal Year Covered)                          S&P 500           Fiduciary
6/88                                                              $10,000            $10,000
6/89                                                               12,055             11,858
6/90                                                               14,044             13,375
6/91                                                               15,082             14,376
6/92                                                               17,104             16,153
6/93                                                               19,436             18,020
6/94                                                               19,709             18,609
6/95                                                               24,847             22,526
6/96                                                               31,307             28,053
6/97                                                               42,170             36,720
6/98                                                              $54,889            $45,230

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year      (2/18/92)
  Class A               22.91%      19.89%        17.43%
  Class A*              17.39%      18.79%        16.59%

* Reflects 4.50% Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                     Measurement Period
                   (Fiscal Year Covered)                          S&P 500           Class A*           Class A
2/92                                                              $10,000           $  9,550            $10,000
6/92                                                                9,992              9,625             10,079
6/93                                                               11,354             10,721             11,226
6/94                                                               11,514             11,037             11,557
6/95                                                               14,515             13,301             13,961
6/96                                                               18,289             16,569             17,353
6/97                                                               24,635             21,602             22,625
6/98                                                              $32,065            $26,558            $27,806

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (1/14/94)
  Class B                  21.97%        20.06%
  Class B**                17.97%        19.82%

** Reflects Applicable Contingent Deferred Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                     Measurement Period
                   (Fiscal Year Covered)                          S&P 500           Class B**           Class B
1/94                                                              $10,000            $10,000            $10,000
6/94                                                                9,344              9,663              9,663
6/95                                                               11,779             11,587             11,587
6/96                                                               14,842             14,300             14,300
6/97                                                               19,992             18,515             18,515
6/98                                                              $26,022            $22,387            $22,587

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                        Since
                                      Inception
                                      (11/4/97)
  Class C                               16.57%
  Class C**                             15.57%

** Reflects Applicable Contingent Deferred Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                     Measurement Period
                   (Fiscal Year Covered)                          S&P 500          Class C**          Class C
11/97                                                             $10,000           $10,000           $10,000
6/98                                                              $11,973           $11,556           $11,656

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Income Equity Fund is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of large companies in the US stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

                        The One Group Equity Index Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?
For the year ended June 30, 1998, The One Group Equity Index Fund Fiduciary share class posted a total return of 29.73%. (For information on other share classes and a performance comparison to the index, please see page 9.)

As it is designed to do, the Fund offered a return that nearly matched that of the S&P 500 Index, the unmanaged group of stocks the Fund seeks to track with little or no excess risk. The S&P 500 Index returned 30.16% for the year. The slight difference in returns between the Fund and the Index is due to fees and transaction costs charged to the Fund but not to the Index.

WHAT CONTRIBUTED TO SUCH A STRONG RETURN?
A strong economy, low inflation, declining interest rates and favorable corporate earnings growth led to attractive stock market returns for yet another year. Once again, large-capitalization growth companies, the type represented in the S&P 500 Index, outperformed other types of U.S. stocks.

WHICH MARKET SECTORS OFFERED NOTABLE PERFORMANCE?
The Fund offered exposure to 15 market sectors. Among those sectors, retail and telephone utilities offered the strongest performance. The retail sector benefited from lower costs on Asian imports, while telephone utilities advanced due to acquisition activity.

The weakest-performing sectors included technology, energy and industrial commodities. The technology sector suffered somewhat from the economic and market crisis that swept through Asia, while energy stocks declined due to lower oil prices. In the industrial commodities sector (chemical, paper and metal companies), stocks suffered from the sector's lack of pricing power.

WHAT WERE SOME OF THE STRONGEST AND WEAKEST STOCKS?*
The Fund enjoyed outstanding performance from a handful of stocks, including technology provider Unisys, up 270% for the fiscal year due to strong earnings; computer manufacturer Dell Computer, up 216% on strong earnings; cable television company Tele-Communications, up 159% and acquired by AT&T; financial service provider Providian Financial, up 145% on strong earnings; and auto manufacturer Ford Motor, up 55% due to strong earnings.

Weak earnings contributed to poor performance from certain holdings, including diversified mining company Freeport-McMoran Copper and Gold, down 51% for the fiscal year; technology company Advanced Micro Devices, down 52%; and technology provider Cabletron Systems, down 53%.

WHAT WERE THE FUND'S TOP 10 HOLDINGS?*
Most of the Fund's top 10 holdings retained their spots during the past year. The only changes to the group were the addition of Pfizer, 1.5% (health care sector) and Wal-Mart, 1.5% (retail), which replaced Philip Morris (consumer non-durables) and IBM (technology). The remaining top 10 included General Electric, 3.2% (capital goods), Microsoft, 2.9% (technology), Coca-Cola, 2.3% (consumer non-durables), Exxon, 1.9% (energy), Merck, 1.7% (health care), Intel, 1.4% (technology), Proctor & Gamble, 1.3% (consumer non-durables) and Royal Dutch Petroleum, 1.3% (energy).

WHAT IS YOUR OUTLOOK FOR THE STOCK MARKET?
The environment for stocks should remain favorable over the coming year. We expect economic growth to continue, but at a slower pace. We also expect interest rates and inflation to remain low. Corporate earnings and stock prices should continue to grow, but earnings are likely to come under increasing pressure. Nevertheless, it's important to remember that returns of the last few years have been unusually strong, and they probably are not sustainable. We expect to see stock returns revert to more "normal" levels.

/s/ Richard R. Jandrain III
---------------------------
Richard R. Jandrain III
Senior Managing Director of Equity Securities

* Holdings subject to change.

Please refer to the prospectus and the accompanying financial statements for more information about your Fund.

The S&P 500 Index is an unmanaged group of stocks generally representative of the performance of large U.S.-based companies. Investors cannot purchase the index directly, but they can invest in the underlying securities.

                        The One Group Equity Index Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year       (7/2/91)
  Fiduciary             29.73%      22.58%        19.64%

                          VALUE OF $10,000 INVESTMENT

                     Measurement Period                                              Dollars
                   (Fiscal Year Covered)                          S&P 500           Fiduciary
7/91                                                              $10,000            $10,000
6/92                                                               10,836             11,211
6/93                                                               12,313             12,673
6/94                                                               12,486             12,753
6/95                                                               15,741             16,043
6/96                                                               19,834             20,129
6/97                                                               26,717             27,033
6/98                                                              $34,775            $35,070

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year      (2/18/92)
  Class A               29.33%      22.29%        19.44%
  Class A*              23.49%      21.17%        18.58%

* Reflects 4.50% Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                     Measurement Period                                                                Dollars
                   (Fiscal Year Covered)                          S&P 500           Class A*           Class A
2/92                                                              $10,000            $ 9,550            $10,000
6/92                                                                9,992              9,595              9,992
6/93                                                               11,354             10,818             11,354
6/94                                                               11,514             10,879             11,514
6/95                                                               14,515             13,644             14,515
6/96                                                               18,289             17,075             18,289
6/97                                                               24,635             22,869             24,635
6/98                                                              $32,066            $29,574            $30,976

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (1/14/94)
  Class B                  28.47%        22.74%
  Class B**                24.47%        22.51%

** Reflects Applicable Contingent Deferred Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                     Measurement Period                                                                  Dollars
                   (Fiscal Year Covered)                          S&P 500          Class B**          Class B
1/94                                                              $10,000            $10,000            $10,000
6/94                                                                9,344              9,443              9,443
6/95                                                               11,779             11,765             11,765
6/96                                                               14,842             14,595             14,595
6/97                                                               19,992             19,400             19,400
6/98                                                              $26,022            $24,721            $24,921

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                        Since
                                      Inception
                                      (11/4/97)
  Class C                               21.07%
  Class C**                             20.07%

** Reflects Applicable Contingent Deferred Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                     Measurement Period                                                                Dollars
                   (Fiscal Year Covered)                          S&P 500           Class C**          Class C
11/97                                                             $10,000            $10,000            $10,000
6/98                                                              $11,973            $12,006            412,106

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Equity Index Fund is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of large companies in the US stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

                        The One Group Value Growth Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?
The One Group Value Growth Fund Fiduciary share class posted a total return of 32.26% for the year ended June 30, 1998. (For information on other share classes and performance comparisons to indexes, please see page 12.)

TO WHAT DO YOU ATTRIBUTE THE FUND'S SOLID RETURN?
Domestic stocks of all styles enjoyed another strong year, as low inflation, declining interest rates and better-than-expected corporate earnings contributed to the gains.

Rather than emphasizing particular market sectors or trying to time the market's next moves, we research, evaluate and select stocks on an individual basis to build a diversified portfolio. We don't consciously overweight a single sector or a single style of stock. Instead, we invest in stocks from the four major equity styles -- large capitalization growth, large capitalization value, medium capitalization growth and medium capitalization value -- and look for stocks that we believe offer the best return potential relative to their level of risk.

Over the past year, for example, we saw some vicious swings among sectors, creating a momentum market that saw investors attempting to pick the "right" sector at the right time. But, our emphasis on individual stock selection paid off, as that process gave the Fund exposure to many different industries and contributed to the Fund's strong return.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
The Fund owned more stocks than usual and was more diverse than usual in an active attempt to be less exposed to any single momentum play. Momentum markets tend to last longer than investors expect, and stocks that are not participating tend to lose their value quickly.

Events in Asia played an interesting role in the Fund's performance. After the domino effect, which started in Thailand, hit U.S. shores in October 1997, we avoided the stocks of companies that we thought would be most negatively affected by the malaise -- namely, commodity cyclical companies. By steering away from that group, the Fund became more growth-oriented than usual.

DID THE PORTFOLIO BENEFIT FROM ANY PARTICULARLY STRONG HOLDINGS?*
Industry positions such as the pharmaceutical area of health care
(Schering-Plough, up 91% for the fiscal year, and Bristol-Myers Squibb, up 42%); the software and PC areas of technology (Microsoft, up 71%; BMC Software, up 88%; Dell Computer, up 216%); and the long distance segment of telecommunications (Century Telephone, up 104%; Sprint, up 35%) added to the Fund's strong performance.

The Fund also benefited from strong performance from Cisco Systems (technology), up 106% for the year; Equitable Co. (financial services), up 125%; Morgan Stanley Dean Witter (financial services), up 112%; Lucent Technologies (technology), up 131%; and Energy East (utility), up 99%.

At the same time, a few Fund holdings realized poor performance, namely Callaway Golf (consumer services), down 45% for the year; Toys R Us (retail), down 33%; BetzDearborn (raw materials), down 37%; Columbia/HCA Healthcare (health care), down 26%; and Phycor (health care), down 52%.

HOW DID THE FUND'S TOP 10 HOLDINGS CHANGE?*
More than half of the Fund's top 10 holdings were among the leading holdings one year ago: Microsoft, 3.3% (technology), General Electric, 2.9% (capital goods), Exxon, 2.1% (energy), Wal-Mart, 1.8% (retail), Bristol Myers, 1.8% (health care) and Intel, 1.7% (technology). The remaining members of the top 10 on June 30, 1998, included NationsBank, 1.8% (financial services), Cisco Systems, 1.8%, Dell Computer, 1.7% and Coca-Cola, 1.5% (consumer non-durables).

                        The One Group Value Growth Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

WHAT IS YOUR OUTLOOK FOR THE FUND?
We anticipate corporate earnings to revert to more normal levels, and we believe volatility will continue. We plan to maintain the Fund's style diversity in similar proportion as last year to address this market.

/s/ Michael D. Weiner
---------------------
Michael D. Weiner
Fund Manager

/s/ Richard R. Jandrain III
---------------------------
Richard R. Jandrain III

Senior Managing Director of Equity Securities

* Holdings are subject to change.

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                        The One Group Value Growth Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998
          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year      (12/29/89)
  Fiduciary             32.26%      19.63%        17.91%

                     Measurement Period                          VALUE OF $10,000 INVESTMENT
                   (Fiscal Year Covered)                          S&P 1500         Fiduciary
12/89                                                              $10,000          $10,000

6/90                                                                10,309           10,657

6/91                                                                11,072           11,631

6/92                                                                12,557           13,847

6/93                                                                14,268           16,554

6/94                                                                14,469           16,496

6/95                                                                18,241           19,198

6/96                                                                22,959           23,242

6/97                                                                30,524           30,673

6/98                                                               $39,510          $40,584

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year      (12/29/89)
  Class A               31.96%      19.48%        17.82%
  Class A*              26.04%      18.38%        17.19%

* Reflects 4.50% Sales Charge.

                     Measurement Period                                   VALUE OF $10,000 INVESTMENT
                   (Fiscal Year Covered)                          S&P 1500          Class A*          Class A
12/89                                                             $10,000           $ 9,550           $10,000

6/90                                                               10,309            10,178            10,657

6/91                                                               11,072            11,107            11,631

6/92                                                               12,557            13,224            13,847

6/93                                                               14,268            15,809            16,554

6/94                                                               14,469            15,754            16,496

6/95                                                               18,241            18,334            19,198

6/96                                                               22,959            22,178            23,225

6/97                                                               30,524            29,171            30,548

6/98                                                              $39,510           $38,504           $40,326

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year       (9/9/94)
  Class B                  30.89%        23.28%
  Class B**                26.89%        22.84%

** Reflects Applicable Contingent Deferred Sales Charge.

                     Measurement Period                                   VALUE OF $10,000 INVESTMENT
                   (Fiscal Year Covered)                          S&P 1500         Class B**          Class B
9/94                                                              $10,000          $10,000            $10,000

6/95                                                               12,019           10,806             10,806

6/96                                                               15,129           12,981             12,981

6/97                                                               20,113           16,942             16,942

6/98                                                              $26,034          $21,873            $22,173

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                        Since
                                      Inception
                                      (11/4/97)
  Class C                               20.87%
  Class C**                             19.87%

** Reflects Applicable Contingent Deferred Sales Charge.

                     Measurement Period                                   VALUE OF $10,000 INVESTMENT
                   (Fiscal Year Covered)                          S&P 1500         Class C**          Class C
11/97                                                             $10,000          $10,000            $10,000

6/98                                                              $11,858          $11,987            $12,087

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The above-quoted performance data includes the performance of the Paragon Value Equity Income Fund for the period prior to the commencement of operations of The One Group Value Growth Fund on March 26, 1996. Performance for the Fiduciary Shares is based on Class A Share performance adjusted to reflect the absence of sales charges.

The performance of the Value Growth Fund is measured against the S&P 1500 Index, an unmanaged index generally representative of the performance of large and small companies in the US stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

The S&P 1500 Index for all classes consists of the average monthly returns of the S&P 500 Index from December 1989 through December 1994. Thereafter, the data are from the S&P 1500 Index which corresponds with the initiation of the S&P 1500 Index on January 1, 1995.

                      The One Group Disciplined Value Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?
The One Group Disciplined Value Fund Fiduciary share class posted a total return of 28.27% for the year ended June 30, 1998. (For information on other share classes and performance comparisons to the index, please see page 18.)

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Interest rates ended the year lower, but experienced volatility throughout the 12-month period. To avoid some of the stock price volatility associated with interest rate swings, we maintained a diversified portfolio with exposure to a variety of economic sectors. Within this framework, we emphasized in-depth analysis and individual stock selection, and we continued to rebalance the portfolio in order to improve structure and upgrade holdings as market conditions changed.

Because of the Fund's value orientation, we emphasized the sectors that offered the greatest perceived value. As a result, almost half of the Fund's assets were in the electric utility, financial, industrial, commodity and banking sectors. These were the areas that contained the largest number of equity securities with below-market-average price-to-earnings and price-to-book ratios.

Given the continued strength of the market, certain stocks reached their target prices quicker than we had anticipated, prompting the sale of those securities and the purchase of new ones. In addition, as certain stocks increased in valuation, they became more growth-like and were no longer appropriate for this value-oriented fund. For example, in the second half of 1997 prices on bank stocks soared, and the resulting valuations converted many of these stocks to growth stocks. As a result, remaining sectors that were relatively undervalued became more influential, and their weightings within the Fund increased. Specifically, we increased the Fund's holdings within the capital equipment, financial, industrial commodity and consumer durable sectors to make up for the gap caused by the decline in bank holdings.

DID THE PORTFOLIO BENEFIT FROM ANY PARTICULARLY STRONG HOLDINGS?*
Outstanding performance from several individual stocks during the fiscal year was driven largely by takeovers. For example, in the technology sector Qwest Communications acquired LCI International, in which the Fund had a large exposure; National City Bank acquired First of America, a Fund holding; and Williams Companies acquired the energy company Mapco, another Fund holding. In addition, the Fund's holding of Century Telephone nearly doubled in value over the year, as analysts projected superior earnings growth for the combined Century Telephone/Pacific Telesis company. Indeed, the merged company experienced revenue growth and margin expansion after joining forces, as it cut costs and expanded its territory.

Another merger, between cement manufacturers Southdown and Medusa, also contributed to the Fund's solid return. But, price gains on these stocks primarily were driven by excellent fundamentals within the industry. The supply/demand equation favored the manufacturers, given the steadily increasing demand for cement from the housing and infrastructure sectors, while the supply of cement has been virtually unchanged in the last decade. In addition, U.S. government restrictions on the amount of cement that can be imported helped the U.S. manufacturers.

DID EVENTS IN ASIA INFLUENCE ANY OF THE FUND'S HOLDINGS?*
On the downside, events in Asia caused certain Fund holdings to decline. As Asian currency values plummeted, it appears Asian customers chose to curtail their gaming excursions to the United States. As a result, the Fund's holdings in Circus Circus and MGM declined for the fiscal year. In addition, CompUSA lost half of its value due to the unanticipated sharp declines in computer prices. Lower demand from Asia contributed to the price declines, as did the lack of new memory-consuming software applications, which prompted revenue declines and margin contraction.

HOW DID THE FUND'S TOP 10 HOLDINGS CHANGE DURING THE FISCAL YEAR?*
Only two of the Fund's top 10 holdings remained from last year -- CMS Energy, 1.6% (utilities) and Southtrust Corp., 1.6% (financial services). Rounding out the top 10 were utilities companies New Century Enterprises, 1.5%, Allegheny Energy, 1.3%, Century Telephone, 1.5%, El Paso Natural Gas, 1.6% and Teco Energy, 1.2%; financial companies Bear Stearns,

                      The One Group Disciplined Value Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

1.6% and Paine Webber, 1.2%; and Tyson Foods, 1.1%, a member of the consumer non-durable sector.

WHAT IS YOUR OUTLOOK FOR THE FUND?
Looking ahead, we plan to maintain our current strategy of broad sector diversification, stringent in-house research and individual stock selection. Within each sector, we will continue to look for the best values among medium capitalization stocks, or those issues with low price/earnings and price/book ratios.

/s/ Edmund M. Cowart
--------------------
Edmund M. Cowart
Managing Director, Value Growth Team

/s/ Richard R. Jandrain III
---------------------------
Richard R. Jandrain III
Senior Managing Director of Equity Securities

* Holdings subject to change.

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                      The One Group Disciplined Value Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998
                                                                         Dollars

                                                  Since
                                                Inception
                        1 Year      5 Year       (3/2/89)
  Fiduciary             28.27%       17.52        14.11%


  Fiduciary

                          VALUE OF $10,000 INVESTMENT                    Dollars

                                                                    S&P
                     Measurement Period                         BARRA/Midcap
                   (Fiscal Year Covered)                         400/Value         Fiduciary
3/89                                                                   10,000             10,000

6/89                                                                   10,883             10,989

6/90                                                                   12,677             11,372

6/91                                                                   13,615             11,572

6/92                                                                   15,441             13,451

6/93                                                                   17,545             15,278

6/94                                                                   17,792             15,895

6/95                                                                   22,430             18,443

6/96                                                                   27,627             22,150

6/97                                                                   34,233             26,704

6/98                                                                   43,366             34,253

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998
                                                                         Dollars

                                                  Since
                                                Inception
                        1 Year      5 Year      (2/18/92)
  Class A               27.90%      17.27%        15.79%
  Class A*              22.13%      16.19%        14.96%


  Class A
  Class A*

* Reflects 4.50% Sales Charge

                                        VALUE OF $10,000 INVESTMENT

                                                                    S&P
                     Measurement Period                         BARRA/Midcap
                   (Fiscal Year Covered)                         400/Value          Class A*          Class A
2/92                                                                  10,000              9,550             10,000

6/92                                                                   9,992              9,666             10,121

6/93                                                                  11,354             10,948             11,464

6/94                                                                  11,514             11,418             11,956

6/95                                                                  14,515             13,179             13,801

6/96                                                                  17,879             15,788             16,534

6/97                                                                  22,153             18,977             19,875

6/98                                                                  28,063             24,279             25,419

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998
                                                                         Dollars

                                         Since
                                       Inception
                           1 Year      (1/14/94)
  Class B                  26.97%        16.38%
  Class B**                22.97%        16.12%

** Reflects Applicable Contingent Deferred Sales Charge

                                                 VALUE OF $10,000 INVESTMENT

                     Measurement Period                             S&P
                   (Fiscal Year Covered)                        BARRA/Midcap       Class B**          Class B
1/94                                                                  10,000             10,000             10,000

6/94                                                                   9,344              9,500              9,500

6/95                                                                  11,779             10,918             10,918

6/96                                                                  14,509             12,985             12,985

6/97                                                                  17,978             15,476             15,476

6/98                                                                  22,775             19,465             19,665

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Disciplined Value Fund is measured against the S&P/BARRA Midcap 400 Value Index, an unmanaged index representing the performance of the lowest price to book securities in the S&P Midcap 400 Index. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The S&P/BARRA Midcap 400 Value Index consists of the average monthly returns of the S&P 500 Index for periods prior to June 1991. Thereafter, the data are from the S&P/BARRA Midcap 400 Value Index which corresponds with the initiation of the S&P/BARRA Midcap 400 Value Index on June 30, 1991.

                    The One Group Large Company Growth Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?
The One Group Large Company Growth Fund Fiduciary share class posted a total return of 35.75% for the year ended June 30, 1998. (For information on other share classes and performance comparisons to indexes, please see page 20.)

TO WHAT DO YOU ATTRIBUTE THE FUND'S SOLID RETURN?
A strong domestic economy, low inflation and declining interest rates all worked together to maintain a favorable equity environment. Once again, the market favored the largest growth-oriented companies because of their earnings reliability and stock liquidity.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Our primary investment strategy during this market climate has been to find good companies within industries that are growing at a faster rate than the economy. These are companies that we believe have the ability to exhibit sustained growth at some multiple of their underlying industry growth rate. In addition, we search for strong management teams and superior product positioning.

After evaluating the impact of the Asian crisis on the Fund's stocks, we cut the portfolio's technology holdings because much of these companies' exports went to Asia. We also increased our retail holdings, as many of these companies purchase their materials from Asia and thus benefit from lower costs.

This strategy worked well, because the technology sector, as a whole, has underperformed the market, while the retail sector has outperformed.

DID THE PORTFOLIO BENEFIT FROM ANY PARTICULARLY STRONG HOLDINGS?*
The Fund enjoyed outstanding performance from computer manufacturer Dell Computer, up 216% for the fiscal year; software giant Microsoft, up 71% and online service provider America Online, up 278%.

On the other hand, there were a few disappointing performances from the technology sector. For example, Applied Materials was off 17% and Oracle Corp. declined 27%.

HOW DID THE FUND'S TOP 10 HOLDINGS CHANGE?*
Most of the Fund's top 10 holdings remained unchanged during the year. The only newcomers were Dell Computer, 2.6% (technology) and Lucent Technologies, 2.3% (technology). The remaining members included General Electric, 6.8% (capital goods), Microsoft, 6.4% (technology), Coca-Cola, 4.3% (consumer non-durable), Wal-Mart, 3.2% (retail), Merck, 3.0% (health care), Bristol-Myers Squibb, 3.0% (health care), Pfizer, 2.9% (health care) and Proctor & Gamble, 2.6% (consumer non-durable).

WHAT IS YOUR OUTLOOK FOR THE FUND?
Looking ahead, we remain optimistic about continued U.S. economic growth and low inflation. We believe that interest rates may continue to decline, which would support ongoing stock market growth, but perhaps not at the unusually strong pace we've seen over the last several years. As such, it seems prudent to lower our expectations somewhat for the next year.

Our overall strategy remains intact -- to search for companies with strong fundamentals, effective management teams and favorable long-term outlooks. Because the Asian situation remains unresolved, we will continue to monitor its effects on the Fund's holdings.

/s/ Ashi Parikh
Ashi Parikh
Managing Director, Growth Equity Team

/s/ Richard R. Jandrain III
Richard R. Jandrain III
Senior Managing Director of Equity Securities

* Holdings are subject to change.

Please refer to the prospectus and the accompanying financial statements for more information about your fund.

                    The One Group Large Company Growth Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                    VALUE OF $10,000 INVESTMENT          DOLLARS

                                                  Since
                                                Inception
                        1 Year      5 Year      (2/28/92)
  Fiduciary             35.75%      22.79%        19.88%


  Fiduciary

                     Measurement Period                          S&P/BARRA
                   (Fiscal Year Covered)                         500 Growth        Fiduciary
2/92                                                                     10,000             10,000

6/92                                                                      9,743              9,920

6/93                                                                     10,550             11,301

6/94                                                                     10,522             12,210

6/95                                                                     13,755             14,878

6/96                                                                     17,505             17,461

6/97                                                                     24,215             23,243

6/98                                                                     32,661             31,553

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                    VALUE OF $10,000 INVESTMENT          DOLLARS

                                         Since
                                       Inception
                           1 Year      (2/22/94)
  Class A                  35.43%        23.70%
  Class A*                 29.33%        22.39%

* Reflects 4.50% Sales Charge.

                     Measurement Period                          S&P/BARRA
                   (Fiscal Year Covered)                         500 Growth         Class A*          Class A
2/94                                                                     10,000              9,550             10,000

6/94                                                                      9,530              9,453              9,898

6/95                                                                     12,458             11,486             12,028

6/96                                                                     15,854             13,420             14,054

6/97                                                                     21,931             17,790             18,631

6/98                                                                     29,581             24,085             25,230

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                    VALUE OF $10,000 INVESTMENT          DOLLARS

                                         Since
                                       Inception
                           1 Year      (1/14/94)
  Class B                  34.39%        22.49%
  Class B**                30.39%        22.26%

** Reflects Applicable Contingent Deferred Sales Charge.

                     Measurement Period                          S&P/BARRA
                   (Fiscal Year Covered)                         500 Growth        Class B**          Class B
1/94                                                                     10,000             10,000             10,000

6/94                                                                      9,539              9,934              9,934

6/95                                                                     12,235             11,831             11,831

6/96                                                                     15,570             13,952             13,952

6/97                                                                     21,539             18,381             18,381

6/98                                                                     29,052             24,496             24,696

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                                         DOLLARS

                                        Since
                                      Inception
                                      (11/4/97)
  Class C                               27.63%
  Class C**                             26.63%

** Reflects Applicable Contingent Deferred Sales Charge.

                                                VALUE OF $10,000 INVESTMENT

                     Measurement Period                          S&P/BARRA
                   (Fiscal Year Covered)                         500 Growth        Class C**          Class C
11/97                                                                    10,000             10,000             10,000

6/98                                                                     12,458             12,663             12,763

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Large Company Growth Fund is measured against the S&P/BARRA 500 Growth Index, an unmanaged index representing the performance of the highest price to book securities in the S&P 500. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

                   The One Group Limited Volatility Bond Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?
For the year ended June 30, 1998, The One Group Limited Volatility Bond Fund Fiduciary share class posted a total return of 6.59%. (For information on other share classes and performance comparisons to indexes, please see page 5.)

HOW DID INTEREST RATES INFLUENCE PERFORMANCE?
Interest rates among five-year securities (the area of the yield curve where the Fund is most heavily invested) declined 0.91 percentage points during the fiscal year. The Fund's Fiduciary share class 30-day SEC yield also declined, dropping from 6.18% on June 30, 1997, to 5.75% on June 30, 1998.

Because interest rates declined during the year, prices on most of the Fund's bonds appreciated and, therefore, added to the Fund's total return. (Bond prices and interest rates move inversely of each other. When rates fall, bond prices rise, and vice versa.) The only exceptions were the few Asian bonds in the Fund's portfolio, which declined in value when the Asian market crisis hit in 1997.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
The Fund's strategy included investing in securities that offered attractive yields within our maturity and high credit-quality guidelines. As such, we continued to emphasize government agency mortgage pass-through securities because they offered yield advantages over other government securities. And, we focused on 15-year, current coupon issues because they are less likely to be refinanced even if interest rates fall further. We also invested in asset-backed securities and high-grade corporate bonds, which provided an excellent combination of yield, total return and relative safety.

With interest rates declining, we maintained the Fund's duration in a range of
2.3 years to 2.5 years. (Duration is a measure of a fund's price sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.) This, coupled with the Fund's emphasis on yield, contributed to the Fund's solid return.

DID THE FUND'S OVERALL QUALITY CHANGE DURING THE YEAR?
Because the majority of the Fund's assets always are invested in U.S. government-related securities (69% of the portfolio at year-end), the Fund's average quality remains high. On June 30, 1998, 80% of the Fund's securities were rated AAA (the highest rating), 18% were rated A, and 2% were rated Baa, giving the Fund an overall quality rating of AA.

WHAT IS YOUR OUTLOOK FOR THE FUND?
We expect positive economic growth to continue, but at a slower pace. This should help keep inflation low for the near-term, which should perpetuate the current interest-rate trading range and market status quo. In the corporate sector, though, a potential negative influence is the steady slowdown in corporate earnings growth, which could cause corporate yield spreads to widen. (Corporate spreads refer to the difference in yield between corporate bonds and comparable-maturity Treasury bonds. When spreads widen, prices on corporate bonds decline, and vice versa.) We believe a strong offset to this, though, is the healthy economy, which gives us reason not to abandon the corporate sector. As a precaution, we will focus on corporate bonds with maturities of five years or less.

/s/ Roger Craig
Roger Craig
Fund Manager

/s/ Gary J. Madich
Gary J. Madich, CFA
Senior Managing Director of Fixed-Income Securities

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                   The One Group Limited Volatility Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year       (9/4/90)
  Fiduciary              6.59%       5.41%        7.03%

                          VALUE OF $10,000 INVESTMENT

                                                                Lehman
                                                             Brothers 1-3     Lipper Short US
                                                                 Year            Government
                     Measurement Period                       Government         Bond Funds
                   (Fiscal Year Covered)                        Index              Index            Fiduciary
9/90                                                           $10,000            $10,000            $10,000
6/91                                                            10,768             10,710             10,799
6/92                                                            11,881             11,730             12,068
6/93                                                            12,659             12,515             13,066
6/94                                                            12,852             12,668             13,170
6/95                                                            13,837             13,604             14,218
6/96                                                            14,595             14,309             14,947
6/97                                                            15,554             15,153             15,957
6/98                                                           $16,609            $16,136            $17,008

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year      (2/18/92)
  Class A                6.32%       5.13%        5.86%
  Class A*               3.16%       4.49%        5.35%

* Reflects 3.00% Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                          Lehman
                                                       Brothers 1-3    Lipper Short US
                                                           Year           Government
                Measurement Period                      Government        Bond Funds
               (Fiscal Year Covered)                      Index             Index             Class A*           Class A
2/92                                                     $10,000            $10,000            $ 9,700            $10,000
6/92                                                      10,284             10,274             10,045             10,356
6/93                                                      10,957             10,962             10,853             11,188
6/94                                                      11,123             11,096             10,906             11,243
6/95                                                      11,976             11,916             11,742             12,105
6/96                                                      12,632             12,534             12,314             12,694
6/97                                                      13,462             13,273             13,110             13,515
6/98                                                     $14,375            $14,134            $13,935            $14,368

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (1/14/94)
  Class B                   5.98%        4.75%
  Class B**                 2.98%        4.75%

** Reflects Applicable Contingent Deferred Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                          Lehman
                                                       Brothers 1-3    Lipper Short US
                                                           Year           Government
                Measurement Period                      Government        Bond Funds
               (Fiscal Year Covered)                      Index             Index             Class B**          Class B
1/94                                                     $10,000            $10,000            $10,000            $10,000
6/94                                                       9,889              9,874              9,819              9,819
6/95                                                      10,648             10,603             10,524             10,524
6/96                                                      11,231             11,153             10,974             10,974
6/97                                                      11,969             11,811             11,604             11,604
6/98                                                     $12,780            $12,578            $12,297            $12,297

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Limited Volatility Bond Fund is measured against the Lehman Brothers 1 to 3 Year Government Index, an unmanaged index comprised of US Government and agency securities with maturities of one to three years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The Lipper Short US Government Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

                      The One Group Intermediate Bond Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?
The One Group Intermediate Bond Fund Fiduciary share class offered a total return of 8.71% for the year ended June 30, 1998. (For information on other share classes and performance comparisons to indexes, please see page 7.)

HOW DID MARKET DEVELOPMENTS INFLUENCE PERFORMANCE?
Throughout the year, three key trends developed in the bond market:

1. Interest rates, in general, declined, resulting in gains for most bonds and an overall increase in the Fund's net asset value (NAV).

2. Lower interest rates led to a rise in homeowner refinancing activity, which caused the performance on many higher-rate mortgage-backed bonds to suffer.

3. Many foreign economies, especially those in Asia, fell into recession, and prices declined on many Yankee bonds (U.S. dollar-denominated foreign bonds) associated with these markets.

Overall, the positive influence from the drop in interest rates had a greater impact on the Fund's performance than the negative influence from holding select mortgage and Yankee bonds.

While the Fund enjoyed a solid total return and an approximately 2.0% gain in NAV for the one year period, the declining interest rate environment pushed the Fund's yield slightly lower-from 6.35% on June 30, 1997, to 5.90% on June 30, 1998.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Once again, duration management remained a key strategy in generating return and controlling risk. (Duration is a measure of a fund's price sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.) We managed the Fund's duration within a tight, shorter-than-market-average range during the year, which limited some of the price gains that occurred mid-year when interest rates fell. While we do manage the Fund's exposure to changes in interest rates, we also purposely limit the degree to which we alter duration. We believe these risk-control guidelines protect us from making ill-timed "bets" on the magnitude and direction of possible interest rate movements.

Nevertheless, the Fund's strong yield helped make up for the effects of our shorter duration. Furthermore, the Fund's holdings in long-duration U.S. Treasury and corporate bonds and select commercial mortgage-backed securities helped overall performance during the year.

Another key move during the Fund's fiscal year occurred in early 1998, when we reduced the Fund's small exposure to Asian Yankee bonds, which deteriorated along with many Asian economies. By fiscal year-end, the Fund held about 1.5% of its assets in Asian-based Yankee bonds, all of which maintained investment-grade quality ratings (rated BBB or better).

WHAT IS YOUR OUTLOOK FOR THE FUND?
Our forecast calls for the U.S. economy to maintain its steady, albeit slower, growth pattern over the next year. As a result, inflation should remain tame and interest rates stable to lower.

At the same time, the prospect for unfavorable developments has risen. For example, the economy is operating at employment levels that typically lead to increasing rates of inflation. This, however, is being offset by economic recession in many Asian countries. While we remain optimistic, unexpected changes in these or other important economic dynamics could lead to greater-than-expected volatility in the U.S. financial markets.

/s/ James A. Sexton
James A. Sexton, CFA
Fund Manager

/s/ Gary J. Madich
Gary J. Madich, CFA
Senior Managing Director of Fixed-Income Securities

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                      The One Group Intermediate Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year      (2/29/92)
  Fiduciary              8.71%       6.08%        6.96%

                          VALUE OF $10,000 INVESTMENT

                                                                 Lehman              Lipper
                                                                Brothers         Inertmediate US
                                                              Intermediate         Government
                     Measurement Period                   Government/Corporate     Bond Funds
                   (Fiscal Year Covered)                       Bond Index             Index            Fiduciary
2/92                                                             $10,000              $10,000            $10,000
6/92                                                              10,355               10,307             10,300
6/93                                                              11,442               11,357             11,400
6/94                                                              11,413               11,162             11,315
6/95                                                              12,597               12,260             12,463
6/96                                                              13,228               12,786             13,080
6/97                                                              14,182               13,670             14,084
6/98                                                             $15,394              $14,959            $15,310

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (11/30/94)
  Class A                   8.47%        8.66%
  Class A*                  3.58%        7.26%

* Reflects 4.50% Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                            Lehman              Lipper
                                                           Brothers        Intermediate US
                                                         Intermediate         Government
                Measurement Period                   Government/Corporate     Bond Funds
               (Fiscal Year Covered)                      Bond Index            Index             Class A*            Class A
11/94                                                      $10,000              $10,000           $  9,550            $10,000
6/95                                                        10,999               10,984             10,533             11,029
6/96                                                        11,550               11,480             11,036             11,556
6/97                                                        12,383               12,274             11,853             12,411
6/98                                                       $13,441              $13,431            $12,850            $13,462

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (11/30/94)
  Class B                   7.78%        7.59%
  Class B**                 3.78%        6.90%

** Reflects Applicable Contingent Deferred Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                            Lehman               Lipper
                                                           Brothers         Intermediate US
                                                         Intermediate          Government
                Measurement Period                   Government/Corporate      Bond Funds
               (Fiscal Year Covered)                         Bond                Index             Class B**           Class B
11/94                                                       $10,000              $10,000            $10,000            $10,000
6/95                                                         10,999               10,984             10,845             10,845
6/96                                                         11,550               11,480             11,290             11,290
6/97                                                         12,383               12,274             12,061             12,061
6/98                                                        $13,441              $13,431            $12,699            $12,999

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                        Since
                                      Inception
                                      (11/4/97)
  Class C                               8.20%
  Class C**                             7.20%

** Reflects Applicable Contingent Deferred Sales Charge.

                                                            Lehman                Lipper
                                                           Brothers          Intermediate US
                                                         Intermediate           Government
                Measurement Period                   Government/Corporate       Bond Funds
               (Fiscal Year Covered)                         Bond                 Index            Class C**           Class C
11/97                                                       $10,000              $10,000            $10,000            $10,000
6/98                                                        $10,430              $10,455            $10,719            $10,819

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Intermediate Bond Fund is measured against the Lehman Brothers Intermediate Government/Corporate Bond Index, an unmanaged index comprised of US Government agency and Treasury securities and investment grade corporate bonds. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

The Lipper Intermediate US Government Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

                         The One Group Income Bond Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?
For the year ended June 30, 1998, The One Group Income Bond Fund Fiduciary share class posted a total return of 7.97%. (For information on other share classes and performance comparisons to indexes, please see page 11.)

In general, interest rates declined by approximately one percentage point during the fiscal year. The Fund's Fiduciary share class 30-day SEC yield also declined, dropping from 6.70% on June 30, 1997, to 6.13% on June 30, 1998.

WAS THERE A PARTICULAR TYPE OF SECURITY THAT AFFECTED PERFORMANCE?
Even though the Fund's yield fell, it remained attractive due to the Fund's emphasis on higher-yielding investment-grade securities. Included among those securities are Yankee bonds (U.S. dollar-denominated foreign bonds), which performed well and contributed greatly to the Fund's total return until the fourth quarter of 1997. As the financial crisis overtook Asia, the value of the Fund's Asian Yankee bonds declined rapidly and, at 10% of Fund assets, caused significant underperformance. Once prices stabilized and began to improve, we implemented a control strategy for these bonds, reducing them to only 1.5% of Fund assets. This measured reduction caused the Fund's performance to return to above-average.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
The Fund's strategy is to try to maintain a relatively stable duration of approximately 4.6 years and to enhance yield through a widely diversified portfolio of corporate bonds and mortgage securities. (Duration is a measure of a fund's price sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.) We purposely avoid making significant changes to the Fund's duration, because we manage the Fund primarily to maximize income, rather than to seek capital gains by making "bets" on interest rate movements. We try to maintain a neutral duration and position the Fund to earn a relatively good rate of interest income.

This strategy has worked well, as the Fund has been able to generate incremental returns without incurring additional interest rate risk. At the same time, the strategy involves some exposure to credit risk, which, for short periods of time, may adversely affect returns, as witnessed in late-1997. But, over full interest rate and credit cycles, the strategy has proven successful to date.

DID THE FUND'S OVERALL QUALITY CHANGE DURING THE YEAR?
In April 1997, shareholders approved a measure that allows the Fund to invest up to 30% of its assets in high-yield securities, or those rated BB or B. As outlined at that time, the Fund's entry into this sector will be slow and measured. Since then, we have added a 4% exposure to BB-rated bonds.

The Fund maintained a good quality profile during the fiscal year, with 52% of its assets invested in securities rated AAA; 5% in those rated AA; 16% in A-rated; 23% in BBB-rated; and 4% in BB-rated. The Fund's overall quality rating was A+ at the end of the year.

WHAT IS YOUR OUTLOOK FOR THE FUND?
Moving forward, we expect economic growth to continue, but at a slower pace. We also expect inflation to remain low for the near term. The bond market environment is likely to be characterized as a "trading range," which is a market that doesn't change much. In such a climate, higher-yielding securities typically produce better results.

In the corporate sector, a potential negative influence is the steady decline in corporate earnings growth, which could cause corporate yield spreads to widen. (Corporate spreads refer to the difference in yield between corporate bonds and comparable-maturity Treasury bonds. When spreads widen, prices on corporate bonds decline, and vice versa.) A strong offset to this, though, is the healthy economy, which gives us reason not to abandon this sector. As a precaution, we will focus on corporate bonds with maturities of five years or less. In the mortgage market, most of the Fund's recent purchases have been 15-year, current coupon issues, which we believe are less likely to be refinanced even if interest rates fall further.

/s/ Roger Craig
Roger Craig
Fund Manager

/s/ Gary J. Madich
Gary J. Madich, CFA
Senior Managing Director of Fixed-Income Securities

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                         The One Group Income Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                       Since
                                                     Inception
                       1 Year    5 Year    10 Year   (7/2/87)
  Fiduciary             7.97%     5.85%     7.63%      7.30%

                          VALUE OF $10,000 INVESTMENT

                                                                                 Lipper
                                                               Lehman         Inertmediate
                                                              Brothers         Investment
                     Measurement Period                    Aggregate Bond      Grade Bond
                   (Fiscal Year Covered)                       Index          Funds Index        Fiduciary
6/88                                                          $10,000            $10,000          $10,000
6/89                                                           11,222             11,005           10,732
6/90                                                           12,103             11,632           11,417
6/91                                                           13,397             12,632           12,467
6/92                                                           15,278             14,394           14,193
6/93                                                           17,079             16,087           15,701
6/94                                                           16,857             15,872           15,352
6/95                                                           18,972             17,634           17,086
6/96                                                           19,923             18,492           17,876
6/97                                                           21,547             19,901           19,324
6/98                                                          $23,818            $21,817          $20,864

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year      (2/18/92)
  Class A                7.82%       5.60%        6.64%
  Class A*               3.00%       4.63%        5.87%

* Reflects 4.50% Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                                            Lipper
                                                          Lehman         Intermediate
                                                         Brothers         Investment
                Measurement Period                    Aggregate Bond      Grade Bond
               (Fiscal Year Covered)                      Index          Funds Index            Class A*          Class A
2/92                                                      $10,000            $10,000            $ 9,550            $10,000
6/92                                                       10,345             10,356              9,901             10,368
6/93                                                       11,564             11,574             10,948             11,464
6/94                                                       11,413             11,420             10,693             11,197
6/95                                                       12,845             12,688             11,859             12,418
6/96                                                       13,490             13,305             12,365             12,947
6/97                                                       14,589             14,319             13,335             13,964
6/98                                                      $16,127            $15,702            $14,381            $15,052

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (1/14/94)
  Class B                   7.13%        5.07%
  Class B**                 3.13%        4.70%

** Reflects Applicable Contingent Deferred Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                                             Lipper
                                                          Lehman          Intermediate
                                                         Brothers          Investment
                Measurement Period                    Aggregate Bond       Grade Bond
               (Fiscal Year Covered)                      Index           Funds Index         Class B**           Class B
1/94                                                      $10,000            $10,000            $10,000            $10,000
6/94                                                        9,485              9,488              9,471              9,471
6/95                                                       10,675             10,542             10,478             10,478
6/96                                                       11,211             11,055             10,860             10,860
6/97                                                       12,124             11,897             11,637             11,637
6/98                                                      $13,402            $13,046            $12,274            $12,466

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Income Bond Fund is measured against the Lehman Brothers Aggregate Bond Index, an unmanaged index comprised of US Government, mortgage, corporate and asset-backed securities. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The Lipper Intermediate Investment Grade Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

                                  PEGASUS FUNDS
                                  P.O. BOX 5142
                        WESTBOROUGH, MASSACHUSETTS 015181

                                THE ONE GROUP (R)
                              1111 POLARIS PARKWAY
                                 P.O. BOX 710211
                            COLUMBUS, OHIO 43271-0211

                       STATEMENT OF ADDITIONAL INFORMATION

           (1999 SPECIAL MEETING OF SHAREHOLDERS OF THE PEGASUS FUNDS)


         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated December ___, 1998 for the Special Meeting of Shareholders of Pegasus Funds ("Pegasus"), to be held on March 17, 1999. Copies of the Combined
Prospectus/Proxy Statement may be obtained at no charge by calling Pegasus at 1-800-688-3350.

         Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Proxy Statement.

         Further information about the Class A, Class B and Class I Shares of the Existing One Group Funds is contained in and incorporated by reference to One Group's Statement of Additional Information dated November 1, 1998. The audited financial statements and related independent accountant's report for the Existing One Group Funds contained in the Annual Report dated June 30, 1998, are hereby incorporated herein by reference. No other parts of the Annual Reports are incorporated by reference herein.

         Further information about the Institutional Class and Service Class of the Pegasus Cash Management Funds and Class A, Class B and Class I of the other Pegasus Portfolios is contained in and incorporated by reference to Pegasus' Statement of Additional Information dated April 30, 1998, a copy of which is included herewith. The audited financial statements and related independent accountant's report for Pegasus contained in the Annual Reports dated February 24, 1998 are incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. The unaudited financial statements for Pegasus contained in the Semi-Annual Reports dated June 30, 1998 are also incorporated herein by reference.

         The date of this Statement of Additional Information is December ___, 1998.

                                TABLE OF CONTENTS

                                                                       Page
                                                                       ----

General Information .................................................. B-3

Pro Forma Financial Statements ....................................... B-





                                     -B-2-

                               GENERAL INFORMATION

         The Shareholders of Pegasus are being asked to approve or disapprove an Agreement and Plan of Reorganization (the "Reorganization Agreement") dated as of _____, 1998 between Pegasus and the One Group, and the transactions contemplated thereby. The Reorganization Agreement contemplates the transfer of all of the assets and liabilities of the Pegasus Money Market, Treasury Money Market, Municipal Money Market, Michigan Municipal Money Market, Cash Management, Treasury Cash Management, Treasury Prime Cash Management, U.S. Government Securities Cash Management, Municipal Cash Management, Managed Assets Conservative, Managed Assets Balanced, Managed Assets Growth, Equity Income, Growth, Mid-Cap Opportunity, Small-Cap Opportunity, Intrinsic Value, Growth and Value, Equity Index, Market Expansion Index, International Equity, Intermediate Bond, Bond, Short Bond, Multi Sector Bond, High Yield Bond, Municipal Bond, Short Municipal Bond, Intermediate Municipal Bond and Michigan Municipal Bond Funds to corresponding One Group Funds in exchange for full and fractional shares representing interests in such corresponding One Group Funds. The shares issued by One Group will have an aggregate net asset value equal to the aggregate net asset value of the shares of the respective Pegasus Portfolios that are outstanding immediately before the effective time of the Reorganization.

         Following the exchange, the Pegasus Portfolios will make a liquidating distribution of corresponding One Group shares to their shareholders. Each shareholder owning shares of a particular Pegasus Portfolio at the effective time of the Reorganization will receive shares of the corresponding One Group Fund of equal value, plus the right to receive any unpaid dividends and distributions that were declared before the effective time of the Reorganization on Pegasus Portfolio shares. Upon completion of the Reorganization, Pegasus will be terminated under state law and deregistered under the Investment Company Act of 1940.

         The Special Meeting of Shareholders of Pegasus to consider the Reorganization Agreement and the related transactions will be held at 10:00 a.m. (Eastern time) on March 17, 1999 at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio. For further information about the transaction, see the Combined Prospectus/Proxy Statement.

         Banking laws and regulations currently prohibit a bank holding company registered under the Bank Holding Company Act of 1956, as amended, or any bank or non-bank affiliated thereof from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of shares, and prohibit banks generally from issuing, underwriting, selling, or distributing securities such as shares of the One Group Funds, but do not prohibit such a bank holding company or its affiliates or banks generally from acting as investment adviser, transfer agent, administrator or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of customers. Banc One Investment Advisors, One Group Services Company and financial intermediaries which agree to provide shareholder support services that are banks or bank affiliates are subject to such banking laws and regulations. Should legislative, judicial, or administrative action prohibit or restrict the activities of such companies in connection with their services to the One Group Funds, One Group might be required to alter materially or discontinue its arrangement with such companies and change its method of operation. It is anticipated,




                                     -B-3-
however, that any resulting change in One Group's method of operation would not affect a One Group Fund's net asset value per share or result in financial loss to any shareholder.

         The following tables convey Pegasus Funds Compounded and Actual Rates of Return for the periods ended June 30, 1998:

                                                      Pegasus                         One Group Prime
                                                  Money Market Fund                   Money Market Fund
                                           -------------------------------------------------------------------
                                             Class A    Class B    Class I    Class A    Class B    Class I
                                             -------    -------    -------    -------    -------    -------
YTD Ending 6/30/98                            2.50%      2.11%      2.63%      2.50%      2.12%      2.63%
1 Year Annualized - 6/30/98                   5.09%      4.31%      5.36%      5.13%      4.35%      5.39%
3 Year Annualized - 6/30/98                   5.12%      4.68%      5.29%      5.10%        --       5.36%
5 Year Annualized - 6/30/98                   4.69%      4.42%      4.79%      4.66%        --       4.92%
10 Year Annualized -6/30/98                   5.56%      5.43%      5.61%        --         --       5.63%

                                                      Pegasus Treasury            One Group U.S. Treasury
                                                     Money Market Fund               Money Market Fund
                                           -------------------------------------------------------------------
                                             Class A    Class B    Class I    Class A    Class B    Class I
                                             -------    -------    -------    -------    -------    -------
YTD Ending 6/30/98                            2.44%        --      2.57%      2.41%      2.03%      2.54%
1 Year Annualized - 6/30/98                   5.00%        --      5.26%      4.92%      4.14%      5.19%
3 Year Annualized - 6/30/98                   5.01%        --      5.17%      4.94%        --       5.20%
5 Year Annualized - 6/30/98                   4.59%        --      4.68%      4.47%        --       4.73%
10 Year Annualized -6/30/98                     --         --        --         --         --       5.39%

                                                     Pegasus Municipal              One Group Municipal
                                                    Money Market Fund               Money Market Fund
                                           -------------------------------------------------------------------
                                             Class A               Class I    Class A               Class I
                                             -------               -------    -------               -------
YTD Ending 6/30/98                            1.44%                 1.56%      1.45%                 1.57%
1 Year Annualized - 6/30/98                   3.00%                 3.25%      3.01%                 3.27%
3 Year Annualized - 6/30/98                   3.05%                 3.21%      3.02%                 3.27%
5 Year Annualized - 6/30/98                   2.86%                 2.96%      2.81%                 3.05%
10 Year Annualized - 6/30/98                  3.67%                 3.72%        --                  3.77%

                                               Pegasus Michigan Municipal
                                                    Money Market Fund
                                           -----------------------------------
                                             Class A               Class I
                                             -------               -------
YTD Ending 6/30/98                            1.40%                 1.53%
1 Year Annualized - 6/30/98                   2.94%                 3.19%
3 Year Annualized - 6/30/98                   2.99%                 3.14%
5 Year Annualized - 6/30/98                   2.78%                 2.87%
10 Year Annualized - 6/30/98                    --                    --

                                                  Pegasus Municipal Cash
                                                      Management Fund
                                           -----------------------------------
                                            Service             Institutional
                                            -------             -------------
YTD Ending 6/30/98                            1.50%                 1.63%
1 Year Annualized - 6/30/98                     --                    --
3 Year Annualized - 6/30/98                     --                    --
5 Year Annualized - 6/30/98                     --                    --
10 Year Annualized - 6/30/98                    --                    --




                                     -B-4-

                                                       Pegasus Cash
                                                     Management Fund
                                           -----------------------------------
                                            Service             Institutional
                                            -------             -------------
YTD Ending 6/30/98                            2.55%                 2.68%
1 Year Annualized - 6/30/98                   5.22%                 5.48%
3 Year Annualized - 6/30/98                   5.14%                 5.40%
5 Year Annualized - 6/30/98                     --                  4.95%
10 Year Annualized - 6/30/98                    --                    --


                                                  Pegasus Treasury Cash
                                                     Management Fund
                                           -----------------------------------
                                            Service             Institutional
                                            -------             -------------
YTD Ending 6/30/98                            2.50%                 2.62%
1 Year Annualized - 6/30/98                     --                    --
3 Year Annualized - 6/30/98                     --                    --
5 Year Annualized - 6/30/98                     --                    --
10 Year Annualized - 6/30/98                    --                    --


                                                  Pegasus Treasury Prime
                                                  Cash Management Fund
                                           -----------------------------------
                                            Service             Institutional
                                            -------             -------------
YTD Ending 6/30/98                            2.33%                 2.46%
1 Year Annualized - 6/30/98                   4.73%                 4.99%
3 Year Annualized - 6/30/98                   4.69%                 4.95%
5 Year Annualized - 6/30/98                     --                    --
10 Year Annualized - 6/30/98                    --                    --


                                                 Pegasus U.S. Government
                                                  Cash Management Fund
                                           -----------------------------------
                                            Service             Institutional
                                            -------             -------------
YTD Ending 6/30/98                            2.52%                 2.65%
1 Year Annualized - 6/30/98                   5.16%                 5.42%
3 Year Annualized - 6/30/98                   5.06%                 5.32%
5 Year Annualized - 6/30/98                     --                  4.85%
10 Year Annualized - 6/30/98                    --                    --





                                     -B-5-

                                        Pegasus Managed Assets          One Group Investor
                                           Conservative Fund              Balanced Fund
                                   -------------------------------------------------------------------
                                        Class A     with 5% Load     Class A     with Sales Charge
                                        -------     ------------     -------     -----------------
YTD Ending 6/30/98                       5.26%          0.00%          8.86%          3.95%
1 Year Annualized - 6/30/98             11.44%          5.87%         16.62%         11.39%
3 Year Annualized - 6/30/98             13.54%         11.62%            --             --
5 Year Annualized - 6/30/98             10.99%          9.85%            --             --
10 Year Annualized - 6/30/98            12.02%         11.45%            --             --


                                        Class B      with CDSC     Class I     Class B   with Sales Charge  Class I
                                        -------      ---------     -------     -------   -----------------  -------
YTD Ending 6/30/98                        4.86%       -0.07%        5.39%        8.40%        3.40%          9.00%
1 Year Annualized - 6/30/98              10.60%        6.93%       11.68%       15.85%       11.85%         17.02%
3 Year Annualized - 6/30/98              12.71%       11.92%       13.82%          --           --             --
5 Year Annualized - 6/30/98                 --           --        11.20%          --           --             --
10 Year Annualized - 6/30/98                --           --        12.27%          --           --             --

                                         Pegasus Managed Assets                     One Group Investor
                                             Balanced Fund                         Growth & Income Fund
                                         ----------------------                    --------------------
                                        Class A     with 5% Load                Class A     with Sales Charge
                                        -------     ------------                -------     -----------------
YTD Ending 6/30/98                       6.28%          0.97%                   10.81%%         5.87%
1 Year Annualized - 6/30/98             12.72%          7.08%                   20.18%         14.76%
3 Year Annualized - 6/30/98             14.66%         12.72%                      --             --
5 Year Annualized - 6/30/98                --             --                       --             --

                                        Class B      with CDSC     Class I     Class B   with Sales Charge    Class I
                                        -------      ---------     -------     -------   -----------------    -------
YTD Ending 6/30/98                        5.87%        0.88%        6.35%       10.19%        5.19%           10.86%
1 Year Annualized - 6/30/98              11.93%        8.09%       12.93%       19.13%       15.13%           20.34%
3 Year Annualized - 6/30/98              12.62%       11.83%       14.87%          --           --               --
5 Year Annualized - 6/30/98                 --           --           --           --           --               --

                                           Pegasus Managed Assets                     One Group Investor
                                                Growth Fund                              Growth Fund
                                    ---------------------------------                  ---------------
                                        Class A     with 5% Load                Class A     with Sales Charge
                                        -------     ------------                -------     -----------------
YTD Ending 6/30/98                       7.09%         1.74%                    12.75%          7.66%
1 Year Annualized - 6/30/98             13.57%         7.89%                    23.44          17.87%
3 Year Annualized - 6/30/98                --            --                        --             --
5 Year Annualized - 6/30/98                --            --                        --             --

                                        Class B      with CDSC     Class I     Class B   with Sales Charge    Class I
                                        -------      ---------     -------     -------   -----------------    -------
YTD Ending 6/30/98                        6.69%        1.69         7.22%       12.37%        7.37%       12.90%
1 Year Annualized - 6/30/98              12.73%        8.73%       13.86%       22.52%       18.52%       23.81%
3 Year Annualized - 6/30/98                 --           --           --           --           --           --
5 Year Annualized - 6/30/98                 --           --           --           --           --           --





                                     -B-6-

                                               Pegasus Equity                        One Group Income
                                                Income Fund                             Equity Fund
                                    -----------------------------------------------------------------------------
                                        Class A     with 5% Load                Class A     with Sales Charge
                                        -------     ------------                -------     -----------------
YTD Ending 6/30/98                       3.49%         -1.68%                   12.52%           7.46%
1 Year Annualized - 6/30/98             14.13%          8.43%                   22.91%          17.39%
3 Year Annualized - 6/30/98             20.05%         18.02%                   25.82%          23.91%
5 Year Annualized - 6/30/98             14.77%         13.60%                   19.89%          18.79%
10 Year Annualized - 6/30/98            13.47%         12.89%                      --              --

                                        Class B      with CDSC     Class I     Class B   with Sales Charge    Class I
                                        -------      ---------     -------     -------   -----------------    -------
YTD Ending 6/30/98                        3.21%       -1.57%        3.67%       12.18%        7.18%           12.69%
1 Year Annualized - 6/30/98              13.42%        9.96%       14.50%       21.97%       17.97%           23.18%
3 Year Annualized - 6/30/98              19.20%       18.49%       20.47%       24.92%       24.28%           26.16%
5 Year Annualized - 6/30/98              14.21%       14.10%       15.22%          --           --            20.21%
10 Year Annualized - 6/30/98             13.19%       13.19%       13.99%          --           --            16.29

                                                  Pegasus                              One Group Large
                                                Growth Fund                          Company Growth Fund
                                    -----------------------------------------------------------------------------
                                        Class A     with 5% Load                Class A     with Sales Charge
                                        -------     ------------                -------     -----------------
YTD Ending 6/30/98                      20.40%         14.39%                   24.37%         18.80%
1 Year Annualized - 6/30/98             31.35%         24.79%                   35.43%         29.33%
3 Year Annualized - 6/30/98             28.17%         26.00%                   28.01%         26.07%
5 Year Annualized - 6/30/98             20.20%         18.97%                      --             --
10 Year Annualized - 6/30/98            17.07%         16.47%                      --             --

                                        Class B      with CDSC     Class I     Class B   with Sales Charge    Class I
                                        -------      ---------     -------     -------   -----------------    -------
YTD Ending 6/30/98                      19.92%        14.92%       20.47%       23.87%       18.87%           24.51%
1 Year Annualized - 6/30/98             30.33%        26.33%       31.59%       34.39%       30.39%           35.75%
3 Year Annualized - 6/30/98             27.24%        26.62%       28.53%       27.25%       26.63%           28.48%
5 Year Annualized - 6/30/98             19.57%        19.48%       20.61%          --           --            22.79%
10 Year Annualized - 6/30/98            16.76%        16.76%       17.57%          --           --               --

                                                Pegasus Mid-Cap
                                               Opportunity Fund
                                        --------------------------------
                                           Class A      with 5% Load
                                           -------      ------------
YTD Ending 6/30/98                           7.27%         1.91%
1 Year Annualized - 6/30/98                 20.03%        14.03%
3 Year Annualized - 6/30/98                 21.86%        19.80%
5 Year Annualized - 6/30/98                 17.40%        16.20%
10 Year Annualized - 6/30/98                16.36%        15.77%

                                           Class B       with CDSC      Class I
                                           -------       ---------      -------
YTD Ending 6/30/98                           7.09%         3.22%         7.41%
1 Year Annualized - 6/30/98                 19.76%        15.95%        20.29%
3 Year Annualized - 6/30/98                 21.64%        20.96%        22.07%
5 Year Annualized - 6/30/98                 17.26%        17.16%        17.51%
10 Year Annualized - 6/30/98                16.30%        16.30%        16.42%




                                     -B-7-

                                               Pegasus Small-Cap
                                               Opportunity Fund
                                        --------------------------------
                                           Class A      with 5% Load
                                           -------      ------------
YTD Ending 6/30/98                           5.45%         0.18%
1 Year Annualized - 6/30/98                 19.25%        13.29%
3 Year Annualized - 6/30/98                 26.09%        23.95%
5 Year Annualized - 6/30/98                 15.86%        14.68%
10 Year Annualized - 6/30/98                16.64%        16.05%


                                           Class B       with CDSC      Class I
                                           -------       ---------      -------
YTD Ending 6/30/98                           5.07%         0.07%         5.58%
1 Year Annualized - 6/30/98                 18.41%        14.41%        19.65%
3 Year Annualized - 6/30/98                 25.39%        24.75%        26.75%
5 Year Annualized - 6/30/98                 15.38%        15.27%        16.42%
10 Year Annualized - 6/30/98                16.40%        16.40%        17.23%

                                                   Pegasus Intrinsic              One Group Disciplined
                                                     Value Fund                         Value Fund
                                                                          ----------------------------------------
                                        Class A     with 5% Load                Class A     with Sales Charge
                                        -------     ------------                -------     -----------------
YTD Ending 6/30/98                       4.56%         -0.66%                    5.30%          0.56%
1 Year Annualized - 6/30/98             15.23%          9.47%                   27.90%         22.13%
3 Year Annualized - 6/30/98             20.79%         18.74%                   22.58%         20.72%
5 Year Annualized - 6/30/98             16.52%         15.33%                   17.27%         16.19%
10 Year Annualized - 6/30/98            14.60%         14.01%                      --             --

                                                  Pegasus Intrinsic                 One Group Disciplined
                                                     Value Fund                         Value Fund
                                                                          ----------------------------------------
                                        Class B      with CDSC     Class I     Class B   with Sales Charge    Class I
                                        -------      ---------     -------     -------   -----------------    -------
YTD Ending 6/30/98                        4.17%       -0.83%        4.68%        4.92%        -.08%            5.50%
1 Year Annualized - 6/30/98              14.35%       10.36%       15.49%       26.97%       22.97%           28.27%
3 Year Annualized - 6/30/98              20.20%       19.51%       20.97%       21.67%       20.99%           22.92%
5 Year Annualized - 6/30/98              16.18%       16.07%       16.63%          --           --            17.52%
10 Year Annualized - 6/30/98             14.43%       14.43%       14.65%          --           --               --

                                                     Pegasus                              One Group
                                              Growth and Value Fund                   Value Growth Fund
                                                                          ----------------------------------------
                                        Class A     with 5% Load                Class A     with Sales Charge
                                        -------     ------------                -------     -----------------
YTD Ending 6/30/98                       8.22%          2.82%                   17.16%         11.92%
1 Year Annualized - 6/30/98             18.52%         12.60%                   31.96%         26.04%
3 Year Annualized - 6/30/98             23.04%         20.96%                   28.05%         26.11%
5 Year Annualized - 6/30/98             17.80%         16.60%                   19.48%         18.38%
10 Year Annualized - 6/30/98            14.66%         14.07%                      --             --

                                        Class B      with CDSC     Class I     Class B   with Sales Charge    Class I
                                        -------      ---------     -------     -------   -----------------    -------
YTD Ending 6/30/98                        7.91%        2.91%        8.33%       16.63%       11.63%           17.28%
1 Year Annualized - 6/30/98              17.76%       13.90%       18.79%       30.89%       26.89%           32.26%
3 Year Annualized - 6/30/98              22.12%       21.44%       23.23%       27.05%       26.43%           28.33%
5 Year Annualized - 6/30/98              17.27%       17.16%       17.91%          --           --            19.63%
10 Year Annualized - 6/30/98             14.40%       14.40%       14.71%          --           --               --




                                     -B-8-

                                               Pegasus Equity                         One Group Equity
                                                Index Fund                               Index Fund
                                      ----------------------------------------------------------------------------
                                        Class A     with 3% Load                Class A     with Sales Charge
                                        -------     ------------                -------     -----------------
YTD Ending 6/30/98                      17.30%         13.78%                   17.28%         11.98%
1 Year Annualized - 6/30/98             29.46%         25.58%                   29.33%         23.49%
3 Year Annualized - 6/30/98             29.68%         28.37%                   29.42%         27.45%
5 Year Annualized - 6/30/98             22.62%         21.87%                   22.29%         21.17%
10 Year Annualized - 6/30/98            18.14%         17.78%                      --             --

                                        Class B      with CDSC     Class I     Class B   with Sales Charge    Class I
                                        -------      ---------     -------     -------   -----------------    -------
YTD Ending 6/30/98                      16.89%       13.89%       17.46%       16.85%       11.85%          17.46%
1 Year Annualized - 6/30/98             28.54%       25.54%       29.81%       28.47%       24.47%          29.73%
3 Year Annualized - 6/30/98             28.43%       28.02%       29.86%       28.43%       27.82%          29.79%
5 Year Annualized - 6/30/98             21.91%       21.91%       22.72%          --           --           22.58%
10 Year Annualized - 6/30/98            17.80%       17.80%       18.19%          --           --              --

                                              Pegasus International
                                                  Equity Fund
                                        --------------------------------
                                           Class A      with 5% Load
                                           -------      ------------
YTD Ending 6/30/98                          13.50%        7.83%
1 Year Annualized - 6/30/98                  7.03%        1.68%
3 Year Annualized - 6/30/98                 10.24%        8.38%
5 Year Annualized - 6/30/98                 10.17%        9.04%
10 Year Annualized - 6/30/98                 7.14%        6.60%

                                           Class B       with CDSC      Class I
                                           -------       ---------      -------
YTD Ending 6/30/98                          12.52%        7.52%         13.60%
1 Year Annualized - 6/30/98                  5.89%        1.89%          7.27%
3 Year Annualized - 6/30/98                  9.31%        8.47%         10.48%
5 Year Annualized - 6/30/98                  9.61%        9.47%         10.31%
10 Year Annualized - 6/30/98                 6.87%        6.87%           7.21%

                                                  Pegasus                         One Group Intermediate
                                          Intermediate Bond Fund                         Bond Fund
                                          ----------------------                -----------------------------
                                        Class A     with 3% Load                Class A     with Sales Charge
                                        -------     ------------                -------     -----------------
YTD Ending 6/30/98                      3.24%          0.15%                    3.65%          -1.06%
1 Year Annualized - 6/30/98             8.23%          4.99%                    8.47%           3.58%
3 Year Annualized - 6/30/98             7.82%          6.74%                    6.87%           5.25%
5 Year Annualized - 6/30/98             6.14%          5.50%                      --              --
10 Year Annualized - 6/30/98            8.06%          7.73%                      --              --


                                        Class B      with CDSC     Class I     Class B   with Sales Charge    Class I
                                        -------      ---------     -------     -------   -----------------    -------
YTD Ending 6/30/98                      2.90%        -0.10%       3.37%        3.32%        -1.68%           3.76%
1 Year Annualized - 6/30/98             7.50%         4.50%       8.50%        7.78%         3.78%           8.71%
3 Year Annualized - 6/30/98             7.44%         6.86%       8.02%        6.23%         5.33%           7.10%
5 Year Annualized - 6/30/98             5.92%         5.92%       6.26%          --            --            6.08%
10 Year Annualized - 6/30/98            7.94%         7.94%       8.12%          --            --              --





                                     -B-9-

                                                    Pegasus
                                                   Bond Fund
                                        --------------------------------
                                           Class A      with 5% Load
                                           -------      ------------
YTD Ending 6/30/98                           3.72%        -0.95%
1 Year Annualized - 6/30/98                 10.35%         5.38%
3 Year Annualized - 6/30/98                  8.79%         7.13%
5 Year Annualized - 6/30/98                  7.13%         6.15%
10 Year Annualized - 6/30/98                 9.13%         8.63%



                                           Class B       with CDSC      Class I
                                           -------       ---------      -------
YTD Ending 6/30/98                          3.33%         -1.67%         3.84%
1 Year Annualized - 6/30/98                 9.54%          5.54%        10.63%
3 Year Annualized - 6/30/98                 8.42%          7.56%         8.97%
5 Year Annualized - 6/30/98                 6.91%          6.76%         7.24%
10 Year Annualized - 6/30/98                9.02%          9.02%         9.19%

                                                Pegasus Short                         One Group Limited
                                                 Bond Fund                           Volatility Bond Fund
                                          ----------------------                -----------------------------
                                        Class A     with 1% Load                Class A     with Sales Charge
                                        -------     ------------                -------     -----------------
YTD Ending 6/30/98                      2.70%          1.68%                    3.16%          0.10%
1 Year Annualized - 6/30/98             6.02%          4.96%                    6.32%          3.16%
3 Year Annualized - 6/30/98             5.66%          5.31%                    5.88%          4.80%
5 Year Annualized - 6/30/98             5.07%          4.86%                    5.13%          4.49%
10 Year Annualized - 6/30/98            6.79%          6.69%                      --             --

                                      --------------------------------------------------------------------------------
                                        Class B      with CDSC     Class I     Class B   with Sales Charge   Class I
                                        -------      ---------     -------     -------   -----------------   -------
YTD Ending 6/30/98                      2.33%        1.33%        2.83%        2.91%        -0.09%           3.29%
1 Year Annualized - 6/30/98             5.25%        4.25%        6.28%        5.98%         2.98%           6.59%
3 Year Annualized - 6/30/98             5.14%        5.14%        5.83%        5.33%         5.03%           6.16%
5 Year Annualized - 6/30/98             4.76%        4.76%        5.17%          --            --            5.41%
10 Year Annualized - 6/30/98            6.64%        6.64%        6.85%          --            --              --

                                            Pegasus Multi Sector                      One Group Income
                                                Bond Fund                                Bond Fund
                                          ----------------------                -----------------------------
                                        Class A     with 3% Load                Class A     with Sales Charge
                                        -------     ------------                -------     -----------------
YTD Ending 6/30/98                       3.86%         0.74%                     3.65%         -1.05%
1 Year Annualized - 6/30/98             10.19%         6.89%                     7.82%          3.00%
3 Year Annualized - 6/30/98              7.16%         6.08%                     6.63%          5.00%
5 Year Annualized - 6/30/98              6.58%         5.93%                     5.60%          4.63%
10 Year Annualized - 6/30/98               --            --                        --             --

                                        Class B      with CDSC     Class I     Class B   with Sales Charge   Class I
                                        -------      ---------     -------     -------   -----------------   -------
YTD Ending 6/30/98                      3.53%        0.53%         4.02%       3.32%        -1.68%           3.67%
1 Year Annualized - 6/30/98             9.43%        6.43%        10.50%       7.13%         3.13%           7.97%
3 Year Annualized - 6/30/98             6.41%        5.82%         7.48%       5.96%         5.07%           6.89%
5 Year Annualized - 6/30/98             6.11%        6.11%         6.80%         --            --            5.85%
10 Year Annualized - 6/30/98              --           --            --          --            --            7.63%




                                     -B-10-

                                              Pegasus High Yield
                                                   Bond Fund
                                        --------------------------------
                                           Class A    with 4.5% Load
                                           -------    --------------
YTD Ending 6/30/98                          3.88%        -0.80%
1 Year Annualized - 6/30/98                 8.23%         3.36%
3 Year Annualized - 6/30/98                   --            --
5 Year Annualized - 6/30/98                   --            --
10 Year Annualized - 6/30/98                  --            --

                                        Class B      with CDSC     Class I
                                        -------      ---------     -------
YTD Ending 6/30/98                      3.86%        -1.14%        4.08%
1 Year Annualized - 6/30/98             7.95%         3.95%       10.70%
3 Year Annualized - 6/30/98               --            --           --
5 Year Annualized - 6/30/98               --            --           --
10 Year Annualized - 6/30/98              --            --           --

                                             Pegasus Municipal Bond
                                                     Fund
                                        --------------------------------
                                           Class A    with 4.5% Load
                                           -------    --------------
YTD Ending 6/30/98                          2.19%         -2.41%
1 Year Annualized - 6/30/98                 8.26%          3.39%
3 Year Annualized - 6/30/98                 6.99%          5.36%
5 Year Annualized - 6/30/98                 6.59%          5.62%
10 Year Annualized - 6/30/98                8.54%          8.04%

                                           Pegasus Municipal Bond Fund
                                        --------------------------------
                                        Class B      with CDSC     Class I
                                        -------      ---------     -------
YTD Ending 6/30/98                      1.82%        -3.17%       2.33%
1 Year Annualized - 6/30/98             7.47%         3.47%       8.54%
3 Year Annualized - 6/30/98             6.16%         5.27%       7.32%
5 Year Annualized - 6/30/98               --            --        6.88%
10 Year Annualized - 6/30/98              --            --        8.82%




                                     -B-11-

                                              Pegasus Intermediate                One Group Intermediate
                                              Municipal Bond Fund                   Tax-Free Bond Fund
                                      -------------------------------      ------------------------------------
                                        Class A     with 3% Load                Class A     with Sales Charge
                                        -------     ------------                -------     -----------------
YTD Ending 6/30/98                      1.95%          -1.10%                   2.32%          -2.24%
1 Year Annualized - 6/30/98             6.64%           3.44%                   7.50%           2.70%
3 Year Annualized - 6/30/98             5.78%           4.71%                   6.71%           5.09%
5 Year Annualized - 6/30/98             5.35%           4.71%                   5.22%           4.26%
10 Year Annualized - 6/30/98            7.25%           6.92%                     --              --

                                      --------------------------------------------------------------------------------
                                        Class B      with CDSC     Class I     Class B   with Sales Charge   Class I
                                        -------      ---------     -------     -------   -----------------   -------
YTD Ending 6/30/98                      1.58%        -1.42%       2.08%        1.99%        -3.01%           2.43%
1 Year Annualized - 6/30/98             5.84%         2.84%       6.90%        6.81%         2.81%           7.74%
3 Year Annualized - 6/30/98             4.92%         4.31%       6.06%        6.03%         5.13%           6.96%
5 Year Annualized - 6/30/98             4.79%         4.79%       5.69%          --            --            5.46%
10 Year Annualized - 6/30/98            6.96%         6.96%       7.55%          --            --              --

                                             Pegasus Michigan Municipal                  One Group Intermediate
                                                    Bond Fund                                 Bond Fund
                                      ------------------------------------        --------------------------------------
                                         Class A     with 4.5% Load                 Class B     with CDSC     Class I
                                         -------     --------------                 -------     ---------     -------
YTD Ending 6/30/98                      2.47%        -2.14%                         2.15%        -2.85%         2.59%
1 Year Annualized - 6/30/98             8.44%         3.57%                         7.70%         3.70%         8.71%
3 Year Annualized - 6/30/98             7.28%         5.64%                         6.74%         5.85%         7.45%
5 Year Annualized - 6/30/98             5.97%         5.00%                         5.65%         5.49%         6.07%
10 Year Annualized - 6/30/98              --            --                            --            --            --

                                        Class B      With CDSC    Class I
                                        -------      ---------    -------
YTD Ending 6/30/98                       2.15%       -2.85%        2.59%
1 Year Annualized - 6/30/98              7.70%        3.70%        8.71%
3 Year Annualized - 6/30/98              6.74%        5.85%        7.45%
5 Year Annualized - 6/30/98              5.65%        5.49%        6.07%
10 Year Annualized - 6/30/98               --           --           --



         The Pegasus Market Expansion Index Fund and the Pegasus Short Municipal Bond Fund have been excluded from the tables because they have recently commenced investment operations. Although performance numbers are provided for the Pegasus Intermediate Bond Fund and Pegasus Multi-Sector Bond Fund, and the corresponding One Group Funds, Pegasus's performance history for these funds survives the Reorganization.






                                     -B-12-

 The One Group U.S. Treasury Securities Money Market Fund / Pegasus Treasury Money Market Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                               JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)


                        Proforma                                                                                        Proforma
   Pegasus   One Group  Combined                                                                 Pegasus    One Group   Combined
  Principal  Principal  Principal                                                               Amortized   Amortized   Amortized
   Amount      Amount    Amount                       Security Description                         Cost       Cost        Cost
 ----------  ---------  --------- ------------------------------------------------------------ ---------- ----------- ------------
 U.S. Treasury Obligations  (21.4%):
 U.S. Treasury Bills  (2.0%):
$   100,000 $          $100,000  11/12/98                                                      $          $    98,042 $    98,042
                                                                                               ---------- ----------- -----------
                                                                                                        0      98,042      98,042
                                                                                               ---------- ----------- -----------
 U.S. Treasury Notes  (19.4%):
               120,000  120,000  5.25%, 7/31/98 (b)                                                           119,966     119,966
     20,000              20,000  6.25%, 7/31/98                                                    20,009                  20,009
                95,000   95,000  6.13%, 8/31/98 (b)                                                            95,058      95,058
     10,000              10,000  4.75%, 9/30/98                                                     9,976                   9,976
                50,000   50,000  5.88%, 10/31/98                                                               50,046      50,046
     40,000              40,000  5.13%, 11/30/98                                                   39,907                  39,907
     40,000              40,000  8.88%, 2/15/99                                                    40,799                  40,799
                50,000   50,000  8.88%, 2/15/99 (b)                                                            51,003      51,003
                50,000   50,000  5.88%, 2/28/99                                                                50,102      50,102
                50,000   50,000  6.25%, 3/31/99 (b)                                                            50,264      50,264
               140,000  140,000  7.00%, 4/15/99                                                               141,518     141,518
     40,000              40,000  6.50%, 4/30/99                                                    40,303                  40,303
               100,000  100,000  6.38%, 5/15/99                                                               100,588     100,588
     50,000              50,000  6.00%, 6/30/99                                                    50,246                  50,246
                                                                                               ---------- ----------- -----------
                                                                                                  201,240     658,545     859,785
                                                                                               ---------- ----------- -----------
 Total U.S. Treasury Obligations                                                                  201,240     756,587     957,827
                                                                                               ---------- ----------- -----------

 Repurchase Agreements  (80.1%):
     30,000              30,000  Aubrey Langston, 5.50%, 7/1/98 (Collateralized by various
                                  U.S. Treasury Notes, 5.38% - 7.75%, 1/31/00 - 10/31/00)          30,000                  30,000
               150,000  150,000  Barclays De Zoette Wedd, 5.80% 7/1/98 (Collateralized by
                                 $182,288 various U.S. Treasury Securities, 0.00% - 12.50%,
                                 10/29/98 - 4/15/28, market value $153,000)                                   150,000     150,000
     30,000              30,000  Barclays Inc.,  5.50%, 7/1/98 (Collateralized by various U.S.
                                 Treasury Notes, 6.13% - 6.75%, 6/30/99 - 7/31/00)                 30,000                  30,000
    168,000             168,000  Bear Stearns & Co., Inc.,  5.90%, 7/1/98 (Collateralized by
                                 various U.S. Treasury Obligations, 0.00% - 8.88%, 8/15/98 -
                                 5/15/08)                                                         168,000                 168,000
               150,000  150,000  Deutche Morgan Grenfell, 6.00%, 7/1/98 (Collateralized by
                                 $145,118 various U.S. Treasury Securities, 5.00% - 14.00%,
                                 2/15/99 - 11/15/11, market value $153,001)                                   150,000     150,000
                30,000   30,000  Deutche Morgan Grenfell, 5.50%, 7/1/98 (Collateralized by
                                 $29,024 various U.S. Treasury Securities, 5.00% - 14.00%,
                                 2/15/99 - 11/15/11, market value $30,600)                                     30,000      30,000
     36,000              36,000  Dresdner Inc., 5.40%, 7/1/98 (Collateralized by U.S. Treasury
                                 Note, 4.75%, 9/30/98)                                             36,000                  36,000
     47,000              47,000  First Union Capital Markets, 6.00%, 7/1/98 (Collateralized by
                                 various U.S. Treasury Notes, 5.75% - 6.25%, 12/31/98 - 2/15/07)   47,000                  47,000
     47,000              47,000  Goldman Sachs Agency, 5.50%, 7/1/98 (Collateralized by
                                 U.S. Treasury Notes, 5.63%, 5/15/03)                              47,000                  47,000
               901,953  901,953  Goldman Sachs, 5.80%, 7/1/98 (Collateralized by $1,051,085
                                  various U.S. Treasury Securities, 0.00% - 7.13%, 12/3/98 -
                                 11/15/27, market value $919,992)                                             901,953     901,953
                50,000   50,000  Goldman Sachs, 5.50%, 7/1/98 (Collateralized by $58,267
                                 various U.S. Treasury Securities, 0.00% - 7.13%, 12/3/98 -
                                 11/15/27, market value $51,000)                                               50,000      50,000
               150,000  150,000  Greenwich Capital Inc., 5.75%, 7/1/98 (Collateralized by
                                 $148,673 various U.S. Treasury Securities, 3.38% - 6.50%,
                                 7/15/02 - 4/15/28, market value $153,002)                                    150,000     150,000
     48,000              48,000  Greenwich Capital Markets, Inc., 5.80%, 7/1/98 (Collateralized by
                                 various U.S. Treasury Obligations, 0.00%, 8/15/98 - 2/15/98)      48,000                  48,000
    241,000             241,000  H.S.B.C. Treasury, 5.70%, 7/1/98 (Collateralized by U.S.
                                 Treasury Notes, 5.88% - 6.88%, 8/31/98 - 3/31/00)                241,000                 241,000
               150,000  150,000  HSBC Securities, 5.80%, 7/1/98 (Collateralized by $108,107
                                 various U.S. Treasury Securities, 9.00% - 9.25%, 2/15/16 -
                                 11/15/18, market value $153,001)                                             150,000     150,000
               150,000  150,000  J.P. Morgan Securities, 5.80%, 7/1/98 (Collateralized by
                                 $140,384 various U.S. Treasury Securities, 5.50% - 8.13%,

 The One Group U.S. Treasury Securities Money Market Fund / Pegasus Treasury Money Market Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                               JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)


                        Proforma                                                                                        Proforma
   Pegasus   One Group  Combined                                                                 Pegasus    One Group   Combined
  Principal  Principal  Principal                                                               Amortized   Amortized   Amortized
   Amount      Amount    Amount                       Security Description                         Cost       Cost        Cost
 ----------  ---------  --------- ------------------------------------------------------------ ---------- ----------- ------------
                                 7/31/99 - 8/15/19, market value $153,001)                                    150,000     150,000
                25,000   25,000  J.P. Morgan Securities, 5.40%, 7/1/98 (Collateralized by
                                 $24,750 U.S. Treasury Notes, 6.25%, 10/31/01, market value
                                 $25,501)                                                                      25,000      25,000
     24,000              24,000  Morgan Stanley Government Collateralized, 5.70%, 7/1/98
                                 (Collateralized by U.S. Treasury Bill, 0.00%, 12/10/98)           24,000                  24,000
               900,000  900,000  Morgan Stanley, 5.73%, 7/1/98 (Collateralized by $856,187
                                 various U.S. Treasury Securities, 0.00% - 10.38%, 8/15/98 -
                                 8/15/23, market value $918,036)                                              900,000     900,000
     47,000              47,000  NationsBank Capital Markets, Inc., 5.90%, 7/1/98
                                 (Collateralized by various U.S. Treasury Obligations, 0.00% -
                                 12.00%, 8/15/03 - 5/15/08)                                        47,000                  47,000
     47,000              47,000  Nomura, 6.00%, 7/1/98 (Collateralized by U.S. Treasury
                                 Obligations, 0.00% - 6.25%, 2/15/00 - 2/15/08)                    47,000                  47,000
      2,085               2,085  Prudential, 5.45%, 7/1/98 (Collateralized by U.S. Treasury
                                 Note, 7.88%, 8/15/01)                                              2,085                   2,085
               150,000  150,000  Prudential Securities, 5.65%, 7/1/98 (Collateralized by
                                 $141,514 various U.S. Treasury Securities, 0.00% - 13.38%,
                                 7/31/98 - 2/15/25, market value $153,001)                                    150,000     150,000
     47,000              47,000  Salomon Brothers, Inc., 5.95%, 7/1/98 (Collateralized by
                                 various U.S. Treasury Obligations, 0.00% - 12.00%, 8/15/98 -
                                 5/15/08)                                                          47,000                  47,000
     45,000              45,000  Societe Generale Treasury, 6.00%, 7/1/98 (Collateralized by
                                 various U.S. Treasury Obligations, 0.00% - 9.05%, 7/1/98 -
                                 5/12/04)                                                          45,000                  45,000
               150,000  150,000  Societe Generale, 6.00%, 7/1/98 (Collateralized by $149,146
                                 various U.S. Treasury Securities, 5.88% - 11.75%, 4/30/99 -
                                 2/15/15, market value $153,021)                                              150,000     150,000
               150,000  150,000  Westdeutsche Landesbank, 5.70%, 7/1/98 (Collateralized by
                                 $108,800 various U.S. Treasury Securities, 5.38% - 14.00%,
                                 2/15/01 - 11/15/11, market value $153,001)                                   150,000     150,000
                30,000   30,000  Westdeutsche Landesbank, 5.50%, 7/1/98 (Collateralized by
                                 $21,760 various U.S. Treasury Securities, 5.38% - 14.00%,
                                 2/15/01 - 11/15/11, market value $30,616)                                     30,000      30,000
                                                                                               ---------- ----------- -----------
 Total Repurchase Agreements                                                                      859,085   3,136,953   3,996,038
                                                                                               ---------- ----------- -----------

 Short-Term Securities Held as Collateral  (5.2%):
 Repurchase Agreements
               203,538  203,538  Goldman Sachs, 5.80%, 7/1/98 (Collateralized by $205,585
                                 U.S. Treasury Notes,  5.63%, 5/15/01, market value
                                 $207,609)                                                                    203,538     203,538
                52,125   52,125  Goldman Sachs, 5.20%, 7/1/98 (Collateralized by $48,403
                                 U.S. Treasury Notes,  5.63%, 5/15/01, market value $53,168)                   52,125      52,125
                                                                                               ---------- ----------- -----------
 Total Short-Term Securities Held as Collateral                                                         -     255,663     255,663
                                                                                               ---------- ----------- -----------
 Total (Amortized Cost $5,209,528) (a)                                                         $1,060,325 $ 4,149,203 $ 5,209,528
                                                                                               ========== =========== ===========



____________
Percentages indicated are based on net assets of $4,949,726.
(a) Cost and value for federal income tax and financial reporting purposes are the same.
(b)  A portion of this security was loaned as of June 30, 1998.

 The One Group Prime Money Market Fund / Pegasus Money Market Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                       JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)


                     Proforma                                                                                   Proforma
 Pegasus  One Group  Combined                                                             Pegasus    One Group  Combined
Principal Principal Principal                                                            Amortized   Amortized  Amortized
 Amount    Amount     Amount                    Security Description                      Cost         Cost      Cost
--------- --------- ---------  ------------------------------------------------------- ----------- ----------- ----------
 Bankers Acceptance Notes (0.3%)
$   8,000 $        $  8,000    Abbey National Treasury, 5.72%, 6/11/99                 $   7,994   $           $  7,994
   12,200            12,200    National Australia, 6.00%, 3/26/99                         12,222                 12,222
                                                                                       ---------    --------   --------
 Total Bankers Acceptance Notes                                                           20,216         -       20,216
                                                                                       ---------    --------   --------

 Certificates of Deposit  (10.0%):
 Banking  (10.0%):
            25,000     25,000  Bankers Trust New York Corp., 6.00%, 7/7/98                            25,000     25,000
            25,000     25,000  Bankers Trust New York Corp., 5.88%, 7/14/98                           25,000     25,000
            20,000     20,000  Bankers Trust New York Corp., 5.92%, 7/17/98                           20,000     20,000
            25,000     25,000  Bankers Trust New York Corp., 5.91%, 8/7/98                            24,999     24,999
            25,000     25,000  Bankers Trust New York Corp., 5.77%, 5/21/99                           24,989     24,989
   15,500              15,500  Banque Nationale De Paris, 5.82%, 10/5/98                  15,495                 15,495
   27,000              27,000  Banque Nationale De Paris, 5.65%, 2/26/99                  26,991                 26,991
   20,000              20,000  Bayerische Wechsel Bank, 5.94%, 10/22/98                   19,996                 19,996
   18,000              18,000  Canadian Imperial Bank of Commerce, 5.94%, 10/21/98        17,997                 17,997
   27,000              27,000  Commerzbank AG, 5.89, 7/9/98                               27,000                 27,000
   14,000              14,000  Commerzbank AG, 5.94, 10/23/98                             13,997                 13,997
    7,000               7,000  Commerzbank AG, 5.65, 2/26/99                               6,998                  6,998
   15,000              15,000  Commerzbank AG, 5.67, 3/5/99                               14,994                 14,994
   30,000              30,000  Credit Agricole Indosuez, 5.75%, 4/26/99                   29,988                 29,988
   10,000              10,000  Crestar Bank, 5.55%, 7/8/98                                10,000                 10,000
   22,000              22,000  Deutsche Bank, 5.80%, 8/5/98                               21,999                 21,999
   15,000              15,000  Deutsche Bank, 5.66%, 4/14/99                              14,988                 14,988
   38,500              38,500  Generale Bank, 6.02%, 12/16/98                             38,503                 38,503
   26,000              26,000  Norddeutsche Landesbank Girozentrale, 5.92%, 10/21/98      25,996                 25,996
   23,000              23,000  Norddeutsche Landesbank Girozentrale, 5.72%, 4/16/99       22,985                 22,985
   14,000              14,000  Royal Bank of Canada, 5.96%, 8/13/98                       13,999                 13,999
   19,000              19,000  Societe Generale, 5.95%, 8/28/98                           18,998                 18,998
   20,000              20,000  Societe Generale, 5.92%, 10/21/98                          19,997                 19,997
   10,000              10,000  Societe Generale, 5.58%, 1/22/99                            9,992                  9,992
   25,000              25,000  Standard Charter Bank, 5.58%, 7/10/98                      25,000                 25,000
   32,000              32,000  Swiss Bank Corp., 5.88%, 11/19/98                          31,998                 31,998
   19,000              19,000  Swiss Bank Corp., 5.74%, 6/11/99                           18,990                 18,990
   23,000              23,000  Westpac Banking Corp., 5.73%, 4/16/99                      22,994                 22,994
                                                                                       ---------    --------   --------
 Total Certificates of Deposit                                                           469,895     119,988    589,883
                                                                                       ---------    --------   --------
 Commercial Paper  (49.7%):
 Automotive  (3.4%):
            30,000     30,000  American Honda Finance Corp., 5.49%, 7/22/98                           29,903     29,903
            23,400     23,400  Harley-Davidson Funding, 5.53%, 7/9/98                                 23,371     23,371
            10,000     10,000  Harley-Davidson Funding, 5.55%, 7/10/98                                 9,986      9,986
            12,320     12,320  Harley-Davidson Funding, 5.54%, 7/13/98                                12,297     12,297
            10,445     10,445  Harley-Davidson Funding, 5.54%, 7/16/98                                10,421     10,421
            15,450     15,450  Harley-Davidson Funding, 5.56%, 7/23/98                                15,398     15,398
            17,600     17,600  Harley-Davidson Funding, 5.55%, 7/24/98                                17,538     17,538
             8,300      8,300  Harley-Davidson Funding, 5.56%, 8/13/98                                 8,245      8,245
            14,300     14,300  Harley-Davidson Funding, 5.58%, 8/18/98                                14,194     14,194
            22,500     22,500  Harley-Davidson Funding, 5.55%, 9/16/98                                22,233     22,233
   20,000              20,000  Volkswagen of America, 5.53%, 7/14/98                      19,960                 19,960
   20,000              20,000  Volkswagen of America, 5.55%, 7/16/98                      19,954                 19,954
                                                                                       ---------    --------   --------
                                                                                          39,914     163,586    203,500
                                                                                       ---------    --------   --------

 Banking  (7.4%):
            50,000     50,000  AB Spintab, 5.55%, 8/20/98                                             49,615     49,615
            25,000     25,000  AB Spintab, 5.53%, 12/2/98                                             24,409     24,409
            50,000     50,000  AB Spintab, 5.52%, 12/10/98                                            48,758     48,758
            25,000     25,000  AB Spintab, 5.55%, 12/28/98                                            24,306     24,306
   30,000              30,000  Banca Serfin S.A., 5.65%, 8/31/98                          29,713                 29,713
   13,150              13,150  Banco Buenos Aires S.A., 5.47%, 9/17/98                    12,994                 12,994
   12,500              12,500  Banco Real S.A., 5.54%, 8/14/98                            12,415                 12,415
            50,000     50,000  Banco Rio de la Plata S.A., 5.47%, 12/7/98                             48,794     48,794
            48,500     48,500  Banco Rio de la Plata S.A., 5.46%, 12/8/98                             47,323     47,323
   25,573              25,573  Barton Capital Corp., 5.55%, 7/17/98                       25,510                 25,510


See notes to financial statements.

 The One Group Prime Money Market Fund / Pegasus Money Market Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                       JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)


                     Proforma                                                                                   Proforma
 Pegasus  One Group  Combined                                                            Pegasus    One Group  Combined
Principal Principal Principal                                                           Amortized   Amortized  Amortized
 Amount    Amount     Amount                    Security Description                      Cost         Cost      Cost
--------- --------- ---------  ------------------------------------------------------- ----------- ----------- ----------
   22,107              22,107  KZH Holding Corp., 5.65%, 7/17/98                          22,051                 22,051
   24,054              24,054  KZH Holding Corp., 5.58%, 8/18/98                          23,875                 23,875
   15,986              15,986  KZH Holding Corp., 5.56%, 9/1/98                           15,833                 15,833
            50,000     50,000  Norwest Corp., 6.25%, 7/1/98                                            49,999    49,999
                                                                                       ---------     --------  --------
                                                                                         142,391      293,204   435,595
                                                                                       ---------     --------  --------

 Brokerage Services  (2.5%):
            50,000     50,000  Lehman Brothers Holdings, Inc., 5.52%, 7/15/98                          49,892    49,892
            50,000     50,000  Lehman Brothers Holdings, Inc., 5.45%, 8/19/98                          49,629    49,629
            50,000     50,000  Salomon Smith Barney Holdings, 5.52%, 8/11/98                           49,686    49,686
                                                                                       ---------     --------  --------
                                                                                             -        149,207   149,207
                                                                                       ---------     --------  --------

 Construction  (0.6%):
            34,000     34,000  Cemex, S.A. de CV, 5.42%, 7/30/98                                       33,852    33,852
                                                                                       ---------     --------  --------
                                                                                             -         33,852    33,852
                                                                                       ---------     --------  --------
 Energy (0.6%)
   15,000              15,000  Atlantic Richfield Corp., 5.55%, 9/14/98                   14,827                 14,827
   20,000              20,000  Explorer Pipeline Co., 5.55%, 7/22/98                      19,935                 19,935
                                                                                       ---------     --------  --------
                                                                                          34,762           -     34,762
                                                                                       ---------     --------  --------

 Financial Services  (19.8%):
            17,550     17,550  Ace Overseas Corp., 5.60%, 7/10/98                                      17,525    17,525
            32,000     32,000  Ace Overseas Corp., 5.62%, 7/17/98                                      31,920    31,920
   10,000              10,000  Aesop Funding Corp., 5.60%, 8/20/98                         9,922                  9,922
  110,000             110,000  Aspen Funding Corp., 6.50%, 7/1/98                        110,000                110,000
    5,000               5,000  Avnet Inc., 5.50%, 7/24/98                                  4,982                  4,982
   16,762              16,762  Block Financial Corp., 5.53%, 7/22/98                      16,708                 16,708
   14,000              14,000  Block Financial Corp., 5.53%, 8/27/98                      13,877                 13,877
   50,000              50,000  Cargill Inc., 6.10%, 7/1/98                                50,000                 50,000
   36,000              36,000  Cassie Des Depots Et Cosignations, 6.25%, 7/1/98           36,000                 36,000
   25,000              25,000  Cendant Residential Inc., 5.60%, 7/27/98                   24,899                 24,899
   19,595              19,595  Centre Square Funding Corp., 5.65%, 7/27/98                19,515                 19,515
   32,242              32,242  Centric Capital Corp., 5.55%, 7/20/98                      32,148                 32,148
   13,000              13,000  Centric Capital Corp., 5.71%, 9/2/98                       12,870                 12,870
   15,000              15,000  Commercial Credit Co., 5.56%, 7/21/98                      14,954                 14,954
   15,000              15,000  Commercial Credit Co., 5.56%, 7/24/98                      14,947                 14,947
            47,550     47,550  Corporate Receivables Corp., 5.55%, 7/17/98                             47,433    47,433
   10,000              10,000  Dairy Investments LTD., 5.55%, 7/29/98                      9,957                  9,957
   10,000              10,000  Dairy Investments LTD., 5.55%, 8/11/98                      9,937                  9,937
   10,000              10,000  Equipment Funding Inc., 5.56%, 7/2/98                       9,998                  9,998
   12,000              12,000  Equipment Funding Inc., 5.56%, 7/7/98                      11,989                 11,989
   18,000              18,000  Glencore Asset Funding, 5.65%, 7/23/98                     17,938                 17,938
    9,000               9,000  Glencore Asset Funding, 5.70%, 7/24/98                      8,967                  8,967
   10,000              10,000  Greenwich Funding Corp., 5.50%, 7/15/98                     9,979                  9,979
   40,000              40,000  Greyhawk Funding LLC., 5.75%, 7/23/98                      39,859                 39,859
   23,000              23,000  Mont Blanc Capital Corp., 5.60%, 7/30/98                   22,896                 22,896
   10,000              10,000  Monte Rose Capital Corp., 5.59%, 8/14/98                    9,932                  9,932
            11,500     11,500  Old Line Funding Corp., 5.60%, 7/14/98                                  11,477    11,477
            39,450     39,450  Old Line Funding Corp., 5.60%, 7/15/98                                  39,364    39,364
            10,053     10,053  Old Line Funding Corp., 5.60%, 7/16/98                                  10,030    10,030
   95,000              95,000  Prudential Funding Corp., 6.00%, 7/1/98                    95,000                 95,000
   17,000              17,000  Sheffield Receivables Corp., 5.56%, 8/25/98                16,856                 16,856
   25,000              25,000  Siebe PLC, 5.55%, 7/23/98                                  24,915                 24,915
   22,000              22,000  Siebe PLC, 5.54%, 7/28/98                                  21,909                 21,909
   23,000              23,000  Sigma Finance Inc., 5.56%, 8/13/98                         22,847                 22,847
   29,000              29,000  Special Purpose Account Receivable Coop Corp., 5.50%,
                                7/8/98                                                    28,969                 28,969
   21,000              21,000  Special Purpose Account Receivable Coop Corp., 5.55%,
                                7/16/98                                                   20,951                 20,951
   10,400              10,400  Sun Belt Dix, Inc., 5.55%, 7/21/98                         10,368                 10,368
   27,000              27,000  Sun Belt Dix, Inc., 5.55%, 8/25/98                         26,771                 26,771
   20,000              20,000  Sun Belt Dix, Inc., 5.55%, 9/1/98                          19,809                 19,809
   13,000              13,000  TI Group, Inc., 5.45%, 7/7/98                              12,988                 12,988
   18,186              18,186  Twin Towers, Inc., 5.55%, 7/20/98                          18,133                 18,133
    9,000               9,000  UNUM Corp., 5.60%, 7/21/98                                  8,972                  8,972
            38,766     38,766  Variable Funding Capital Corp., 5.57%, 8/18/98                          38,478    38,478

See notes to financial statements.

 The One Group Prime Money Market Fund / Pegasus Money Market Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                       JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)


                     Proforma                                                                                     Proforma
 Pegasus  One Group  Combined                                                            Pegasus    One Group    Combined
Principal Principal Principal                                                           Amortized   Amortized    Amortized
 Amount    Amount     Amount                    Security Description                      Cost         Cost        Cost
--------- --------- ---------  ------------------------------------------------------- ----------- -----------   ----------
            15,000     15,000  WCP Funding, Inc., 5.53%, 7/7/98                                        14,986      14,986
            25,000     25,000  WCP Funding, Inc., 5.50%, 7/14/98                                       24,950      24,950
            25,000     25,000  WCP Funding, Inc., 5.53%, 7/23/98                                       24,916      24,916
            25,000     25,000  WCP Funding, Inc., 5.53%, 7/29/98                                       24,892      24,892
   20,000              20,000  Windmill Funding Corp., 5.50%, 7/13/98                     19,963                   19,963
   14,000              14,000  Wood Street Funding Inc., 5.57%, 7/6/98                    13,989                   13,989
   16,000              16,000  Wood Street Funding Inc., 5.56%, 7/13/98                   15,970                   15,970
                                                                                       ---------     --------    --------
                                                                                         890,684      285,971   1,176,655
                                                                                       ---------     --------    --------

 Gas & Electric Utility  (1.5%):
            53,897     53,897  Cogentrix of Richmond, 5.65%, 7/23/98                                   53,711      53,711
            13,000     13,000  Duke Capital Corp., 5.54%, 7/2/98                                       12,998      12,998
            21,000     21,000  Duke Capital Corp., 5.54%, 7/16/98                                      20,952      20,952
                                                                                       ---------     --------    --------
                                                                                             -         87,661      87,661
                                                                                       ---------     --------    --------

 Industrial Goods & Services  (0.3%):
            15,000     15,000  Akzo Nobel, Inc., 5.49%, 7/6/98                                         14,989      14,989
                                                                                       ---------     --------    --------
                                                                                             -         14,989      14,989
                                                                                       ---------     --------    --------

 Insurance  (2.5%):
            68,100     68,100  Safeco Credit Co., 5.56%, 7/8/98                                        68,026      68,026
            20,000     20,000  Safeco Credit Co., 5.54%, 7/13/98                                       19,963      19,963
            20,000     20,000  Safeco Credit Co., 5.55%, 7/23/98                                       19,932      19,932
            25,000     25,000  Safeco Credit Co., 5.55%, 8/3/98                                        24,873      24,873
            15,350     15,350  Safeco Credit Co., 5.58%, 9/21/98                                       15,155      15,155
                                                                                       ---------     --------    --------
                                                                                             -        147,949     147,949
                                                                                       ---------     --------    --------

 Office Equipment & Services  (2.1%):
            37,000     37,000  Xerox Mexico SA de CV, 5.55%, 7/6/98                                    36,971      36,971
            49,500     49,500  Xerox Mexico SA de CV, 5.63%, 7/29/98                                   49,283      49,283
            36,500     36,500  Xerox Mexico SA de CV, 5.56%, 8/5/98                                    36,303      36,303
                                                                                       ---------     --------    --------
                                                                                             -        122,557     122,557
                                                                                       ---------     --------    --------


 Oil & Gas Exploration  (2.1%):
            50,000     50,000  Pemex Capital, Inc., 5.54%, 8/20/98                                     49,615      49,615
            16,000     16,000  Petroleo Brasileiro SA, 5.52%, 8/26/98                                  15,863      15,863
            30,000     30,000  Petroleo Brasileiro SA, 5.43%, 9/29/98                                  29,593      29,593
            30,000     30,000  Petroleo Brasileiro SA, 5.40%, 11/30/98                                 29,316      29,316
                                                                                       ---------     --------    --------
                                                                                             -        124,387     124,387
                                                                                       ---------     --------    --------

 Raw Materials (0.4%)
   10,000              10,000  Akzo Nobel, Inc., 5.50%, 7/9/98                             9,988                    9,988
   15,000              15,000  Great Lakes Chemical Corp., 5.53%, 8/14/98                 14,899                   14,899
                                                                                       ---------     --------    --------
                                                                                          24,887           -       24,887
                                                                                       ---------     --------    --------



 Real Estate  (4.6%):
            46,385     46,385  75 State Street Capital Corp., 5.56%, 7/9/98                            46,328      46,328
            55,801     55,801  75 State Street Capital Corp., 5.57%, 7/10/98                           55,724      55,724
            24,654     24,654  75 State Street Capital Corp., 5.56%, 7/14/98                           24,605      24,605
            31,302     31,302  75 State Street Capital Corp., 5.58%, 7/16/98                           31,229      31,229
            18,500     18,500  Countrywide Home Loans, 5.55%, 7/16/98                                  18,457      18,457
            25,000     25,000  Countrywide Home Loans, 5.54%, 8/12/98                                  24,838      24,838
            40,000     40,000  Countrywide Home Loans, 5.54%, 8/26/98                                  39,655      39,655
            35,000     35,000  Countrywide Home Loans, 5.53%, 9/2/98                                   34,661      34,661
                                                                                       ---------     --------    --------
                                                                                             -        275,497     275,497
                                                                                       ---------     --------    --------

 Retail  (1.9%):
            25,000     25,000  Sotheby's, Inc., 5.55%, 7/1/98                                          25,000       25,000
            25,000     25,000  Sotheby's, Inc., 5.56%, 7/13/98                                         24,954       24,954
            25,000     25,000  Sotheby's, Inc., 5.56%, 7/20/98                                         24,927       24,927
            10,000     10,000  Sotheby's, Inc., 5.56%, 8/3/98                                           9,949        9,949

See notes to financial statements.

 The One Group Prime Money Market Fund / Pegasus Money Market Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                       JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)


                     Proforma                                                                                   Proforma
 Pegasus  One Group  Combined                                                            Pegasus    One Group  Combined
Principal Principal Principal                                                           Amortized   Amortized  Amortized
 Amount    Amount     Amount                    Security Description                      Cost         Cost      Cost
--------- --------- ---------  ------------------------------------------------------- ----------- ----------- ----------
            15,000     15,000  Sotheby's, Inc., 5.55%, 8/14/98                                         14,898     14,898
            15,000     15,000  Sotheby's, Inc., 5.58%, 8/21/98                                         14,881     14,881
                                                                                         ---------  ---------  ---------
                                                                                             -        114,609    114,609
                                                                                         ---------  ---------  ---------
 Total Commercial Paper                                                                  1,132,638  1,813,469  2,946,107
                                                                                         ---------  ---------  ---------

 Corporate Notes & Bonds  (9.3%):
 Banking  (2.2%):
            25,000     25,000  Abbey National, 5.88%, 12/22/98                                         24,994     24,994
            26,000     26,000  Abbey National, 5.72%, 6/11/99                                          25,981     25,981
   30,000              30,000  CIT Group Holdings, Medium Term Note, 5.88%, 12/15/98        30,028                30,028
   17,208              17,208  GE Engine Receivables Trust, (A/R), 5.73%, 2/14/00           17,208                17,208
   20,000              20,000  Morgan Guaranty Trust Co., 5.93%, 8/31/98                    20,002                20,002
    7,000               7,000  Key Bank, Senior Note, 5.63%, 2/24/99                         6,997                 6,997
                                                                                         ---------  ---------  ---------
                                                                                            74,235     50,975    125,210
                                                                                         ---------  ---------  ---------

 Brokerage Services  (0.8%):
            50,000     50,000  Bear Stearns Co., Inc., 5.63%, 5/14/99*                                 50,000     50,000
                                                                                         ---------  ---------  ---------
                                                                                               -       50,000     50,000
                                                                                         ---------  ---------  ---------

 Computer Hardware  (0.8%):
            50,000     50,000  IBM Credit Corp., 5.45%, 2/18/99                                        49,962     49,962
                                                                                         ---------  ---------  ---------
                                                                                               -       49,962     49,962
                                                                                         ---------  ---------  ---------
 Financial Services (5.5%)
    4,613               4,613  Key Auto Finance, 5.84%, 1/5/99                               4,613                 4,613
  125,000             125,000  Merrill Lynch Inc., (A/R), 6.85%, 7/1/98                    125,000               125,000
   20,000              20,000  Sigma Finance, Medium Term Note, 5.84%, 8/4/98               20,000                20,000
   15,000              15,000  Sigma Finance, Medium Term Note, 5.95%, 10/20/98             15,000                15,000
   35,000              35,000  Stats Trust 1998-C, (A/R), 5.77%, 4/13/99                    35,000                35,000
   10,000              10,000  Wachovia Bank, Medium Term Note, (A/R), 5.99%, 10/2/98        9,998                 9,998
   75,000              75,000  Wheels, Inc., Master Note, (A/R), 5.78%, 8/15/98             75,000                75,000
    8,592               8,592  Wilmington Trust Co., Amtrak 93-A, (A/R), 1/1/11              8,592                 8,592
   10,102              10,102  Wilmington Trust Co., Amtrak 93-I, (A/R), 1/1/11             10,102                10,102
   22,978              22,978  Wilmington Trust Co., Amtrak 93-B, (A/R), 1/1/13             22,978                22,978
                                                                                         ---------  ---------  ---------
                                                                                           326,283        -      326,283
                                                                                         ---------  ---------  ---------
 Total Corporate Notes & Bonds                                                             400,518    150,937    551,455
                                                                                         ---------  ---------  ---------

 Funding Agreements  (8.8%):
            50,000     50,000  Allstate Life Insurance Co., 5.82%, 8/31/98*                            50,000    50,000
           160,000    160,000  General American Life Insurance Co., 5.85%, 12/21/98*                  160,000   160,000
            60,000     60,000  Peoples Security Life Insurance Co., 5.82%, 10/1/98*                    60,000    60,000
            60,000     60,000  Providian Life & Health Insurance Co., 5.82%, 11/1/98*                  60,000    60,000
            50,000     50,000  Providian Life & Health Insurance Co., 5.76%, 2/12/99*                  50,000    50,000
   40,000              40,000  Providian Life & Health Insurance Co., 5.89%, 7/1/98         40,000               40,000
   50,000              50,000  Transamerica Life Insurance Co., 5.85, 12/9/02               50,000               50,000
   25,000              25,000  Travelers Life Ins & Annuity Co., 5.85%, 11/6/98             25,000               25,000
   25,000              25,000  Western & Southern Insurance Co., (A/R), 1/29/03             25,000               25,000
                                                                                         ---------  ---------  ---------
 Total Funding Agreements                                                                  140,000    380,000   520,000
                                                                                         ---------  ---------  ---------

 Master Notes (1.9%)
   10,000              10,000  Allstate Life Insurance Co., 5.87%, 7/1/98                   10,000               10,000
    5,000               5,000  Commonwealth Life Insurance Co., 5.86%, 7/1/98                5,000                5,000
   35,500              35,500  General American Life Funding Agr., 5.85%, 7/1/98            35,500               35,500
   15,000              15,000  Paccar Leasing, 5.93%, 7/1/98                                15,000               15,000
   10,000              10,000  Peoples Security Life Insurance Co., 5.86%, 7/1/98           10,000               10,000
   14,000              14,000  Sunamerica Life Insuarance co., 5.83%, 7/1/98                14,000               14,000
   25,000              25,000  Sun Life Insurance Co. of America, 5.79%, 7/1/98             25,000               25,000
                                                                                         ---------  ---------  ---------
 Total Master Notes                                                                        114,500        -     114,500
                                                                                         ---------  ---------  ---------

 Time Deposits (4.9%)
   40,000              40,000  ABN-Amro Bank N.V., 6.38%, 7/1/98                            40,000               40,000
   40,000              40,000  Bank of Tokyo - Mitsubishi, 6.75%, 7/1/98                    40,000               40,000
  100,000             100,000  BHF Bank AG, 6.25%, 7/1/98                                  100,000              100,000
   25,000              25,000  National Australia Bank, 5.81%, 7/2/98                       25,000               25,000
   20,000              20,000  Norddeutsche Girozentrale Bank, 6.25%, 7/1/98                20,000               20,000


See notes to financial statements.

 The One Group Prime Money Market Fund / Pegasus Money Market Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                       JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)


                     Proforma                                                                                   Proforma
 Pegasus  One Group  Combined                                                            Pegasus    One Group  Combined
Principal Principal Principal                                                           Amortized   Amortized  Amortized
 Amount    Amount     Amount                    Security Description                      Cost         Cost      Cost
--------- --------- ---------  ------------------------------------------------------- ----------- ----------- ----------
   65,000              65,000  Republic National Bank NY, 6.50%, 7/1/98                     65,000                 65,000
                                                                                       -----------  ---------   ---------
 Total Time Deposits                                                                       290,000        -       290,000
                                                                                       -----------  ---------   ---------
 U.S. Government Agency Securities  (0.8%):
 Student Loan Marketing Assoc.  (0.8%):
            50,000     50,000  5.32%, 9/28/98*                                                         50,000      50,000
                                                                                       -----------  ---------   ---------
 Total U.S. Government Agency Securities                                                       -       50,000      50,000
                                                                                       -----------  ---------   ---------

 Yankee & Eurodollar  (10.0%):
 Banking  (10.0%):
            15,000     15,000  Bank of Montreal, 5.81%, 11/9/98                                        15,007      15,007
            50,000     50,000  Bank of Nova Scotia, 5.89%, 12/15/98                                    50,002      50,002
            25,000     25,000  Bayerische Landesbank, 5.81%, 12/17/98                                  24,992      24,992
            30,000     30,000  Bayerische Verinsbank AG, 5.70%, 10/6/98                                29,995      29,995
            25,000     25,000  Canadian Imperial Bank of Commerce, 5.94%, 10/21/98                     24,996      24,996
            25,000     25,000  Canadian Imperial Bank of Commerce, 5.64%, 3/2/99                       24,990      24,990
            25,000     25,000  Canadian Imperial Bank of Commerce, 5.69%, 3/10/99                      24,995      24,995
            15,000     15,000  Den Danske Bank, 5.72%, 11/30/98                                        15,001      15,001
            30,000     30,000  Deutsche Bank A.G., 5.66%, 3/26/99                                      29,988      29,988
            25,000     25,000  Deutsche Bank A.G., 5.70%, 6/7/99                                       24,987      24,987
            25,000     25,000  National Australia Bank, 5.74%, 10/13/98                                24,997      24,997
            27,000     27,000  National Westminster Bank, 5.71%, 4/16/99                               26,991      26,991
            26,000     26,000  Societe Generale, 5.86%, 7/21/98                                        25,998      25,998
            25,000     25,000  Societe Generale, 5.97%, 9/15/98                                        24,998      24,998
            25,000     25,000  Societe Generale, 5.86%, 11/18/98                                       25,008      25,008
            25,000     25,000  Societe Generale, 5.88%, 12/16/98                                       24,997      24,997
            25,000     25,000  Societe Generale, 5.73%, 3/29/99                                        24,991      24,991
            25,000     25,000  Swiss Bank Corp., 5.90%, 8/28/98                                        24,998      24,998
            75,000     75,000  Swiss Bank Corp., 5.83%, 12/16/98                                       75,018      75,018
            25,000     25,000  Swiss Bank Corp., 5.64%, 2/26/99                                        24,992      24,992
            25,000     25,000  Swiss Bank Corp., 5.81%, 4/29/99                                        24,988      24,988
                                                                                       ----------- ----------   ---------
 Total Yankee & Eurodollar                                                                    -       592,929     592,929
                                                                                       ----------- ----------   ---------

 Repurchase Agreements  (3.7%):
           102,434    102,434  Prudential Securities, 6.10%, 7/1/98 (Collateralized by
                               $101,841 various U.S. Government Securities, 0.00% -
                               7.25%, 7/1/98 - 8/15/04, market value $104,484)                        102,434     102,434
   36,075              36,075  Lehman Brothers, 6.10%, 7/1/98 (Collateralized by various
                               U.S. Obligations, 0.00% - 9.00%, 7/1/98 - 5/12/04)           36,075                 36,075
   82,382              82,382  Smith Barney, Inc., 6.10%, 7/1/98 (Collateralized by U.S.
                               Treasury & Agency Obligations, 0.00% - 9.00%, 7/7/98 -
                               4/25/08)                                                     82,382                 82,382
                                                                                       ----------- ----------  ---------
 Total Repurchase Agreements                                                               118,457    102,434     220,891
                                                                                       ----------- ----------  ----------
 Total (Amortized Cost $5,895,981) (a)                                                 $ 2,686,224 $3,209,757  $5,895,891
                                                                                       =========== ==========  ==========

------------
Percentages indicated are based on net assets of $5,932,453.
(a) Cost and value for federal income tax and financial reporting purposes are the same.
* Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates the Schedule of Portfolio Investments is the rate in effect at June 30, 1998.

 A/R      Adjustable Rate


See notes to financial statements.

 The One Group Municipal Money Market Fund / Pegasus Municipal Money Market Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                                  JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)


                      Proforma                                                                                            Proforma
 Pegasus   One Group  Combined                                                                   Pegasus     One Group    Combined
 Principal Principal  Principal                                                                 Amortized    Amortized    Amortized
  Amount    Amount     Amount                       Security Description                          Cost          Cost        Cost
  ------    ------     ------   ----------------------------------------------------           -----------  -----------  ----------

 Daily Demand Notes  (9.8%):
 Alabama  (0.4%):
$        $     1,300 $   1,300  Phenix City, IDR for Mead, AMT, 4.05%, 3/1/31, LOC:
                                Bayerische Landesbank*                                         $            $    1,300   $   1,300

               3,600     3,600  Phenix City, IDR for Mead, Series 93-A, AMT, 4.05%,
                                6/1/28, LOC: Toronto Dominion Bank*                                              3,600       3,600
                                                                                               ----------   ----------   ---------
                                                                                                        -        4,900       4,900
                                                                                               ----------   ----------   ---------
 Georgia (0.5%)
   6,295                 6,295  Burke County Development Authority, PCR, 3.75%, 7/1/24              6,295            -       6,295
                                                                                               ----------   ----------   ---------


 Idaho  (1.1%):
               7,915     7,915  Health Facility Authority Revenue, St. Lukes Regional
                                Medical Center Project, 3.75%, 5/1/22, LOC: Bayerische
                                Landesbank*                                                                      7,915       7,915
   6,900                 6,900  Health Facility Authority Revenue, St. Lukes Regional
                                Medical Center Project, 3.75%, 5/1/22, LOC: Bayerische
                                Landesbank*                                                         6,900                    6,900
                                                                                               ----------   ----------   ---------
                                                                                                    6,900        7,915      14,815
                                                                                               ----------   ----------   ---------

 Illinois (0.1%)
   1,500                 1,500  Southwestern Development Authority, AMT, 3.90%, 4/1/22              1,500            -       1,500
                                                                                                ----------  -----------  ----------

 Kansas (0.1%)
   1,700                 1,700  Butler County Solid Waste Disposal, 4.00%, 8/1/24, AMT              1,700            -       1,700
                                                                                               ----------   ----------   ---------

 Kentucky  (0.7%):

               5,200     5,200  Lexington Fayette Urban County Airport Revenue, AMT,
                                4.10%, 4/1/24, LOC: Credit Local De France*                                      5,200       5,200
               4,900     4,900  Lexington Fayette Urban County Airport Revenue, 4.10%,
                                7/1/28, MBIA*                                                                    4,900       4,900
                                                                                               ----------   ----------   ---------
                                                                                                        -       10,100      10,100
 Louisiana (0.4%)
   2,900                 2,900  Plaquemines Parish, Environmental Rev, AMT, 3.95%, 5/1/25           2,900                    2,900
   2,800                 2,800  St. Charles Pollution Control Revenue, AMT, 3.90%, 11/1/21          2,800                    2,800
                                                                                               ----------   ----------   ---------

                                                                                                    5,700            -       5,700
                                                                                               ----------   ----------   ---------

 Michigan  (0.2%):
               2,500     2,500  State Strategic Fund, Detroit Edison Project, 3.80%,
                                9/1/30, LOC: Barclay's Bank Plc*                                        0        2,500       2,500
                                                                                               ----------   ----------   ---------

 Nevada (0.9%)
   8,700                 8,700  Clark County Industrial Revenue, AMT, 3.95%, 12/1/22                8,700                    8,700
   3,000                 3,000  Washoe County Water Facilities Revenue, AMT,
                                3.90%, 12/1/20                                                      3,000                    3,000
                                                                                               ----------   ----------   ---------
                                                                                                   11,700            -      11,700
                                                                                               ----------   ----------   ---------

 New York  (0.0%):
                 500       500  New York, GO, Series B, 4.10%, 10/1/21, FGIC*                           -          500         500
                                                                                               ----------   ----------   ---------

 North Carolina  (1.5%):
              21,100    21,100  Person County Industrial and Pollution Control
                                Revenue, AMT, 3.95%, 11/1/16, LOC: Suntrust Bank*                       -       21,100      21,100
                                                                                               ----------   ----------   ---------

 Ohio  (0.0%):
                 200       200  State Air Quality Development Authority, Cincinnati Gas &
                                Electric, 3.80%, 12/1/15, LOC: J.P. Morgan*                             -          200         200
                                                                                               ----------   ----------   ---------

 Oregon (0.3%)
   4,100                 4,100  Port Morrow Environmental Revenue, AMT, 4.00%, 12/1/31              4,100            -       4,100
                                                                                               ----------   ----------   ---------

 South Carolina (0.4%)
   3,000                 3,000  Berkley County Industrial Development Revenue,
                                AMT, 3.90%, 4/1/28                                                  3,000                    3,000
   3,100                 3,100  Florence County Solid Waste Disposal Revenue, 3.90%, 4/1/28         3,100                    3,100
                                                                                               ----------   ----------   ---------
                                                                                                    6,100            -       6,100
                                                                                               ----------   ----------   ---------


 Texas  (2.1%):
               3,300     3,300  Brazos River Authority, PCR, Texas Utilities Electric Co.
                                Project, AMT, 3.90%, 6/1/30, AMBAC                                               3,300       3,300
   9,000                 9,000  Brazos River Revenue, AMT, 4.30%, 4/1/32                            9,000                    9,000
   1,400                 1,400  Gulf Coast Waste Disposal Authority, AMT, 3.90%, 5/1/23             1,400                    1,400

See notes to financial statements.

 The One Group Municipal Money Market Fund / Pegasus Municipal Money Market Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                                  JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)

                     Proforma                                                                                            Proforma
 Pegasus   One Group  Combined                                                                   Pegasus     One Group    Combined
 Principal Principal  Principal                                                                 Amortized    Amortized    Amortized
  Amount    Amount     Amount                       Security Description                          Cost          Cost        Cost
  ------    ------     ------   ---------------------------------------------------------       ----------   ---------   -----------


  10,700                10,700  Gulf Coast, IDA, AMT, 4.00%, 5/1/25                                10,700                   10,700
               4,475     4,475  Sabine River Authority, PCR, Texas Utilities Electric Co.
                                Project, Series C, 3.90%, 6/1/30, LOC: UBS*                                      4,475       4,475
                                                                                               ----------   ----------   ---------
                                                                                                   21,100        7,775      28,875
                                                                                               ----------   ----------   ---------
 Virginia (0.8%)
   6,700                 6,700  King George County Individual Development Authority, AMT,
                                3.95%, 11/1/25                                                      6,700                    6,700
   4,750                 4,750  Roanoke Memorial Hospital, IDA, Series C, 3.50%, 7/1/19             4,750                    4,750
                                                                                               ----------   ----------   ---------
                                                                                                   11,450            -      11,450
                                                                                               ----------   ----------   ---------
 Washington  (0.1%):
                 800       800  Health Care Facilities, Fred Hutchinson, Series A, 3.75%,
                                1/1/18, LOC: Morgan Guaranty*                                           0          800         800
                                                                                                ----------   ----------   ---------
 Wyoming  (0.2%):
   1,500                 1,500  Converse County Environment Revenue, 4.15%, 11/1/25                 1,500                    1,500
                 800       800  Sublette County, PCR, Series B, 3.80%, 7/1/17, GTY: Exxon*                         800         800
                                                                                               ----------   ----------   ---------
                                                                                                    1,500          800       2,300
                                                                                               ----------   ----------   ---------
 Total Daily Demand Notes                                                                          78,045       56,590     134,635
                                                                                               ----------   ----------   ---------
 Monthly Demand Notes  (3.3%):
 Arizona (0.3%)
   4,500                 4,500  Chandler IDR - Parsons Municipal Services, 3.70%, 12/15/09          4,500            -       4,500
                                                                                               ----------   ----------   ---------
 California (0.6%)
   7,625                 7,625  California State Veterans Revenue, Series A, AMT, 8.30%, 8/1/98     7,689            -       7,689
                                                                                               ----------   ----------   ---------
 Indiana  (1.1%):
              14,800    14,800  Gary Environmental Improvement Revenue, U.S. Steel Corp.
                                Project, 3.70%, 7/15/02, LOC: Bank of Nova Scotia*                      -       14,800      14,800
 Kentucky (0.3%)                                                                               ----------   ----------   ---------

   3,800                 3,800  Carroll County Solid Waste Disposal Rev, AMT, 3.95%, 11/2/24        3,800            -       3,800
                                                                                               ----------   ----------   ---------
 Michigan (0.3%)
   3,000                 3,000  Meridian Limited Obligation, EDC, 3.70%, 11/15/14                   3,000                    3,000
     700                   700  Michigan State Strategic Fund Limited Obligation,
                                Saginaw Products Corp., AMT, 3.70%, 9/1/17                            700                      700
                                                                                               ----------   ----------   ---------
                                                                                                    3,700            -       3,700
                                                                                               ----------   ----------   ---------
 Vermont (0.7%)
   6,000                 6,000  Vermont Educational Health Building Agency Revenue, 3.85%,
                                11/1/98                                                             6,000                    6,000
   3,900                 3,900  Vermont Student Assistance Revenue, 3.70%, 1/1/04                   3,900                    3,900
                                                                                               ----------   ----------   ---------
                                                                                                    9,900            -       9,900
                                                                                               ----------   ----------   ---------
 Total Monthly Demand Notes                                                                        29,589       14,800      44,389
                                                                                               ----------   ----------   ---------

 Municipal Notes  (21.6%):
 Alabama (0.3%)
   4,500                 4,500  Decatur Industrial Development Revenue, AMT, 3.65%, 1/1/27          4,500            -       4,500
                                                                                               ----------   ----------   ---------

 Arizona (0.1%)
   1,500                 1,500  Farmington PCR, Arizona Public Services, AMT, 4.30%, 9/1/24         1,500            -       1,500
                                                                                               ----------   ----------   ---------

 California  (0.7%):
              10,000    10,000  Los Angeles County Tax & Revenue Anticipation Notes
                                Series A, 4.50%, 6/30/99                                                - *     10,080      10,080
                                                                                               ----------   ----------   ---------

 Colorado  (0.4%):
               5,000     5,000  State of Colorado Transportation, 4.00%, 6/25/99                        -        5,020       5,020
                                                                                               ----------   ----------   ---------

 District of Columbia (1.6%)
  12,000                12,000  District of Columbia TRANS, Series B, 4.50%, 9/30/98               12,018                   12,018
   9,500                 9,500  District of Columbia TRANS, Series C, 5.00%, 9/30/98                9,526                    9,526
                                                                                               ----------   ----------   ---------
                                                                                                   21,544            -      21,544
                                                                                               ----------   ----------   ---------
 Illinois (1.5%)
  20,000                20,000  Chicago General Obligation, 3.55%, 2/4/99                          20,000                   20,000
                                                                                               ----------   ----------   ---------
                                                                                                   20,000            -      20,000
                                                                                               ----------   ----------   ---------
 Indiana (0.8%)
  11,100                11,100  Indiana Development Finance Authority, PCR, AMT, 3.70%, 3/1/99     11,100            -      11,100
                                                                                               ----------   ----------   ---------

 Kentucky  (3.1%):
               7,000     7,000  Asset Liability Commission General Fund, Trans 98-A,
                                4.50%, 6/25/99                                                                   7,061       7,061

See notes to financial statements.

 The One Group Municipal Money Market Fund / Pegasus Municipal Money Market Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                                  JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)


                      Proforma                                                                                            Proforma
 Pegasus   One Group  Combined                                                                   Pegasus     One Group    Combined
 Principal Principal  Principal                                                                 Amortized    Amortized    Amortized
  Amount    Amount     Amount                       Security Description                          Cost          Cost        Cost
  ------    ------     ------   -------------------------------------------------------        -----------  -----------  ----------
  35,088                35,088  Kentucky Interlocal School Transportation, TRANS, 3.90%,
                                6/30/99                                                            35,088                   35,088
                                                                                               ----------   ----------   ---------
                                                                                                   35,088        7,061      42,149
                                                                                               ----------   ----------   ---------


 Michigan (1.4%)
  15,000                15,000  Michigan State General Obligation Notes, 4.50%, 9/30/98            15,036                   15,036
   4,200                 4,200  Michigan State Housing Development Authority,
                                Series A, AMT, 3.80%, 2/25/99                                       4,200                    4,200
                                                                                               ----------   ----------   ---------
                                                                                                   19,236            -      19,236
                                                                                               ----------   ----------   ---------
 Missouri (0.9%)
   4,900                 4,900  Missouri State Health & Educational Facilities, 3.85%, 8/17/98      4,900                    4,900
   8,000                 8,000  Missouri State Development Finance Board, 3.80%, 12/1/98            8,000                    8,000
                                                                                               ----------   ----------   ---------

                                                                                                   12,900            -      12,900
                                                                                               ----------   ----------   ---------
 Nebraska (1.1%)
  15,500                15,500  Nebraska Investment Finance Authority Revenue,
                                Series C, AMT, 3.95%, 7/1/98                                       15,500            -      15,500
                                                                                               ----------   ----------   ---------

 Nevada (0.6%)
   8,500                 8,500  Clark County Airport Revenue, Series B, AMT, 3.88%, 7/8/98          8,500            -       8,500
                                                                                               ----------   ----------   ---------


 New York (0.8%)
  11,000                11,000  New York State Electric & Gas Revenue, 3.80%, 12/1/98              11,000            -      11,000
                                                                                               ----------   ----------   ---------


 Ohio  (0.4%):
               5,900     5,900  Dublin Transportation System, GO, 3.62%, 12/17/98                       -        5,902       5,902
                                                                                               ----------   ----------   ---------

 Oregon  (1.5%):
               6,000     6,000  State Housing & Community Services, 3.75%, 5/13/99                               6,000       6,000
  15,000                15,000  State Housing & Community Services, 3.75%, 5/13/99                 15,000                   15,000
                                                                                               ----------   ----------   ---------

                                                                                                   15,000        6,000      21,000
                                                                                               ----------   ----------   ---------

 Pennsylvania  (0.4%):
               5,000     5,000  Pennsylvania State University, Series A, 4.50%, 3/30/99                 -        5,034       5,034
                                                                                               ----------   ----------   ---------

 Puerto Rico (1.8%)
  25,000                25,000  Puerto Rico Commonwealth, TRANS, Series A, 4.50%, 7/30/98          25,015            -      25,015
                                                                                               ----------   ----------   ---------


 Tennessee  (0.4%):
               5,000     5,000  State Local Development Authority, 4.00%, 5/19/99                       -        5,013       5,013
                                                                                               ----------   ----------   ---------


 Texas  (1.2%):
               3,500     3,500  State Tax & Revenue Anticipation Notes, Series 97A,
                                4.75%, 8/31/98                                                                   3,505       3,505
   6,000                 6,000  State Tax & Revenue Anticipation Notes, Series 97A,
                                4.75%, 8/31/98                                                      6,010                    6,010
   6,200                 6,200  Texas Higher Education Authority, MBIA, AMT, 3.55%, 12/1/27         6,200                    6,200
                                                                                               ----------   ----------   ---------

                                                                                                   12,210        3,505      15,715
                                                                                               ----------   ----------   ---------

 Utah (0.9%)
  12,000                12,000  Intermountain Power Agency Revenue, Series E, 3.45%, 9/15/98       12,000            -      12,000
                                                                                               ----------   ----------   ---------


 Vermont (0.4%)
   5,500                 5,500  Educational Health Building Agency Revenue, 3.75%, 5/1/99           5,500            -       5,500
                                                                                               ----------   ----------   ---------


 Virginia (0.2%)
   2,200                 2,200  King George County Individual Development Authority, 3.95%,         2,200            -       2,200
                                3/1/27, AMT                                                    ----------   ----------   ---------


 Wisconsin  (1.1%):
              15,000    15,000  State Operating Notes, 4.50%, 6/15/99                                           15,132      15,132
                                                                                               ----------   ----------   ---------
 Total Municipal Notes                                                                            232,793       62,747     295,540

 Put Bonds  (1.3%):
 Arizona  (0.7%):
               9,000     9,000  Cochise County, PCR, Arizona Electric Power Corp., Series
                                A, AMT, 3.55%, 9/1/24                                                   -        9,000       9,000
                                                                                               ----------   ----------   ---------

 Florida  (0.4%):
               6,000     6,000  Putnam County Development Authority, Seminole Electric
                                Co., 3.65%, 12/15/09                                                    -        6,000       6,000
                                                                                               ----------   ----------   ---------

 North Dakota  (0.2%):

See notes to financial statements.

 The One Group Municipal Money Market Fund / Pegasus Municipal Money Market Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                                  JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)


                      Proforma                                                                                            Proforma
 Pegasus   One Group  Combined                                                                   Pegasus     One Group    Combined
 Principal Principal  Principal                                                                 Amortized    Amortized    Amortized
  Amount    Amount     Amount                       Security Description                          Cost          Cost        Cost
  ------    --------   ------   -------------------------------------------------------        -----------  -----------  ----------


               2,600     2,600  Mercer County, Solid Waste Disposal Revenue, National
                                Rural Utility Power Project, Series U, 3.80%, 12/1/18                            2,600       2,600
                                                                                               ----------   ----------   ---------
 Total Put Bonds                                                                                        -       17,600      17,600
                                                                                               ----------   ----------   ---------

 Tax Free Commercial Paper  (23.0%):
 Alabama  (1.8%):
   9,600                 9,600  Chatam Air Pollution Control, IDB, AMT, 3.65%, 10/9/98              9,600                    9,600
               1,500     1,500  Phenix IDR, Mead Paper, AMT, 3.77%, 7/7/98, LOC: ABN
                                AMRO*                                                                            1,500       1,500
               2,000     2,000  Phenix IDR, Mead Paper, AMT, 3.70%, 7/15/98, LOC: ABN
                                AMRO*                                                                            2,000       2,000
               5,600     5,600  Phenix IDR, Mead Paper, AMT, 3.45%, 7/31/98, LOC: ABN
                                AMRO*                                                                            5,600       5,600
               3,000     3,000  Phenix IDR, Mead Paper, AMT, 3.65%, 8/18/98, LOC: ABN
                                AMRO*                                                                            3,000       3,000
               2,400     2,400  Phenix IDR, Mead Paper, AMT, 3.80%, 8/24/98, LOC: ABN
                                AMRO*                                                                            2,400       2,400
                                                                                               ----------   ----------   ---------
                                                                                                    9,600       14,500      24,100
                                                                                               ----------   ----------   ---------

 Alaska (1.9%)
  14,000                14,000  Valdez Marine Revenue, Series C, 3.70%, 7/9/98                     14,000                   14,000
  11,900                11,900  Valdez Marine Revenue, 3.65%, 9/11/98                              11,900                   11,900
                                                                                               ----------   ----------   ---------
                                                                                                   25,900            -      25,900
                                                                                               ----------   ----------   ---------

 Arizona  (0.6%):
               4,000     4,000  Mesa Municipal Development Corp., 3.45%, 7/8/98, LOC:
                                Westdeutsche Landesbank*                                                         4,000       4,000
               4,770     4,770  Mesa Municipal Development Corp., 3.55%, 7/14/98, LOC:
                                Westdeutshce Landesbank*                                                         4,770       4,770
                                                                                               ----------   ----------   ---------
                                                                                                        -        8,770       8,770
                                                                                               ----------   ----------   ---------

 Colorado  (0.6%):
               1,400     1,400  Platte River Electric Revenue, 3.45%, 7/6/98, LOC: J.P.
                                Morgan*                                                                          1,400       1,400
               2,000     2,000  Platte River Electric Revenue, 3.40%, 7/6/98, LOC: J.P.
                                Morgan*                                                                          2,000       2,000
               4,400     4,400  Platte River Electric Revenue, 3.60%, 8/13/98, LOC: J.P.
                                Morgan*                                                                          4,400       4,400
                                                                                               ----------   ----------   ---------

                                                                                                        0        7,800       7,800
                                                                                               ----------   ----------   ---------


 Florida (1.1%)
  10,000                10,000  St. Lucie County Power and Light, 3.60%, 8/13/98                   10,000                   10,000
  45,000                45,000  Sarasota Public Hospital, Series A, 3.65%, 10/8/98                  4,500                    4,500
                                                                                               ----------   ----------   ---------
                                                                                                   14,500            -      14,500
                                                                                               ----------   ----------   ---------


 Indiana (1.1%)
  15,000                15,000  Indiana DFA Solid Waste, AMT, 3.60%, 7/10/98                       15,000            -      15,000
                                                                                               ----------   ----------   ---------

 Kansas (0.3%)
   4,000                 4,000  Burlington PCR, AMT, 3.60%, 8/12/98                                 4,000            -       4,000
                                                                                               ----------   ----------   ---------

 Louisiana (0.5%)
   7,500                 7,500  Louisiana State General Obligation, 3.45%, 8/10/98                  7,500            -       7,500
                                                                                               ----------   ----------   ---------

 Michigan (0.2%)
   3,400                 3,400  Regents of University of Michigan, 3.60%, 9/9/98                    3,400            -       3,400
                                                                                               ----------   ----------   ---------

 Minnesota  (0.2%):
               1,000     1,000  Rochester Healthcare Facility Revenue, 3.65%, 7/13/98                            1,000       1,000

               1,700     1,700  Rochester Healthcare Facility Revenue, 3.45%, 7/13/98                            1,700       1,700
                                                                                               ----------   ----------   ---------
                                                                                                        -        2,700       2,700
                                                                                               ----------   ----------   ---------
 Mississippi (1.0%)
  13,000                13,000  Claiborne County Pollution Control Revenue, 3.55%, 8/7/98          13,000            -      13,000
                                                                                               ----------   ----------   ---------


 Missouri  (0.2%):
               2,500     2,500  State Environmental Authority, Union Electric Co., 3.63%,
                                7/10/98, LOC: UBS                                                       -        2,500       2,500
                                                                                               ----------   ----------   ---------


 New York (2.0%)
  20,000                20,000  New York City Municipal Water Authority, 3.90%, 7/10/98            20,000                   20,000
   7,000                 7,000  New York City Water, 3.60%, 7/15/98                                 7,000                    7,000


See notes to financial statements.

 The One Group Municipal Money Market Fund / Pegasus Municipal Money Market Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                                  JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)


                      Proforma                                                                                            Proforma
 Pegasus   One Group  Combined                                                                   Pegasus     One Group    Combined
 Principal Principal  Principal                                                                 Amortized    Amortized    Amortized
  Amount    Amount     Amount                       Security Description                          Cost          Cost        Cost
  ------    --------   ------   -------------------------------------------------------        -----------  -----------  ----------

                                                                                                ----------   ----------   ---------
                                                                                                   27,000            -      27,000
                                                                                                ----------   ----------   ---------

 North Carolina  (0.7%):
               8,300     8,300  Eastern Municipal Power, 3.40%, 7/21/98, LOC: CIBC                      -        8,300       8,300
                                                                                               ----------   ----------   ---------


 Ohio (0.5%)
   6,850                 6,850  Ohio Water Development Authority, AMT, 8/11/98                      6,850            -       6,850
                                                                                               ----------   ----------   ---------


 Pennsylvania  (2.3%):
   5,000                 5,000  Carbon County, AMT, 3.60%, 8/6/98                                   5,000                    5,000
   8,285                 8,285  Carbon County, Panther Creek, IDA, 3.55%, 10/9/98                   8,285                    8,285
               1,500     1,500  Delaware County, Philadelphia Electric Co., 3.45%, 9/3/98,
                                FGIC                                                                             1,500       1,500
               3,300     3,300  Delaware County, Philadelphia Electric Co., 3.40%, 9/3/98,
                                FGIC                                                                             3,300       3,300
  14,050                14,050  Venango Individual Development Authority, AMT, 3.60%, 8/7/98       14,050                   14,050
                                                                                               ----------   ----------   ---------
                                                                                                   27,335        4,800      32,135
                                                                                               ----------   ----------   ---------


 Texas  (5.2%):
  10,000                10,000  Austin Combined Utilities, Series A, 3.50%, 7/14/98                10,000                   10,000
   8,700                 8,700  Austin Utilities, 3.55%, 7/14/98                                    8,700                    8,700
   4,075                 4,075  Austin Utility Systems, 3.65%, 9/3/98                               4,075                    4,075
              20,000    20,000  Brazos River Authority, Texas Utilities Co., 3.50%, 8/7/98,
                                LOC: CIBC                                                                       20,000      20,000
               5,000     5,000  Brazos River Utilities, Texas Utilities Co., 3.55%, 9/8/98,
                                LOC: CIBC                                                                        5,000       5,000
   5,150                 5,150  North Central Health Facility Revenue, 3.90%, 6/1/21                5,150                    5,150
              10,000    10,000  Public Finance Authority, 3.40%, 9/9/98, LOC: UBS                               10,000      10,000
               5,000     5,000  Public Finance Authority, GO, Series 93A, 3.65%, 9/9/98,
                                LOC: UBS                                                                         5,000       5,000
               3,400     3,400  Texas A&M, 3.40%, 7/9/98, LOC: UBS                                               3,400       3,400
                                                                                               ----------   ----------   ---------

                                                                                                   27,925       43,400      71,325
                                                                                               ----------   ----------   ---------

 Utah (0.6%)
   8,300                 8,300  Intermountain Power Agency, 3.45%, 9/11/98                          8,300            -       8,300
                                                                                               ----------   ----------   ---------


 Washington (0.6%)
   7,900                 7,900  Seattle Municipal Light & Power Revenue, 3.45%, 8/21/98             7,900            -       7,900
                                                                                               ----------   ----------   ---------


 West Virginia  (0.8%):
               4,500     4,500  State Public Authority Energy Revenue, Morgantown Assoc.
                                Project, AMT, 3.65%, 7/17/98, LOC: Swiss Bank*                                   4,500       4,500
   6,000                 6,000  West Virginia Public Energy, 3.65%, 7/8/98                          6,000                    6,000
                                                                                               ----------   ----------   ---------

                                                                                                    6,000        4,500      10,500
                                                                                               ----------   ----------   ---------

 Wisconsin  (0.3%):
               5,015     5,015  GO Series 97, 3.60%, 8/18/98                                            -        5,015       5,015
                                                                                               ----------   ----------   ---------

 Wyoming  (0.5%):
               2,000     2,000  Gillette Pollution Control Revenue, AMT, 3.65%, 8/6/98,
                                LOC: ABN AMBRO*                                                                  2,000       2,000


               5,400     5,400  Sweetwater County, PCR, Series 88-A, 3.65%, 7/1/98, LOC:
                                UBS*                                                                             5,400       5,400
                                                                                               ----------   ----------   ---------
                                                                                                        -        7,400       7,400
                                                                                               ----------   ----------   ---------
 Total Tax Free Commercial Paper                                                                  204,210      109,685     313,895
                                                                                               ----------   ----------   ---------


 Weekly Demand Notes  (44.2%):
 Arkansas  (0.8%):
               8,100     8,100  Clark County, Solid Waste Disposal Revenue, Reynolds
                                Metals Co. Project, AMT, 3.65%, 8/1/22, LOC: Trust Co.
                                Bank*                                                                            8,100       8,100

               2,900     2,900  Clark County, Solid Waste Disposal Revenue, AMT, 3.65%,
                                8/1/22, LOC: SunTrust Bank*                                                      2,900       2,900
                                                                                               ----------   ----------   ---------
                                                                                                        -       11,000      11,000
                                                                                               ----------   ----------   ---------

 Alaska (0.6%)
   8,000                 8,000  Valdez Marine Revenue, Series B, 3.60%, 5/1/31                      8,000            -       8,000
                                                                                               ----------   ----------   ---------


 Colorado  (2.1%):
   7,000                 7,000  Fayette County Development Authority, IDR, 4.15%, 8/15/07           7,000                    7,000
               2,900     2,900  Housing Finance Authority, Pool I, Series B, Coventry
                                Village, 3.55%, 10/15/16, FNMA*                                                  2,900       2,900
               5,600     5,600  Student Obligation Bond Authority, AMT, 3.50%, 7/1/20,
                                SLMA*                                                                            5,600       5,600

See notes to financial statements.

 The One Group Municipal Money Market Fund / Pegasus Municipal Money Market Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                                  JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)


                      Proforma                                                                                            Proforma
 Pegasus   One Group  Combined                                                                   Pegasus     One Group    Combined
 Principal Principal  Principal                                                                 Amortized    Amortized    Amortized
  Amount    Amount     Amount                       Security Description                          Cost          Cost        Cost
  ------    --------   ------   -------------------------------------------------------        -----------  -----------  ----------

              13,900    13,900  Student Obligation Bond Authority, Series 90-A, AMT,
                                3.50%, 9/1/24, SLMA*                                                            13,900      13,900
                                                                                               ----------   ----------   ---------
                                                                                                    7,000       22,400      29,400
                                                                                               ----------   ----------   ---------

 Delaware (1.7%)
  23,200                23,200  Delaware State Economic Development, AMT, 3.65%, 8/1/29            23,200            -      23,200
                                                                                               ----------   ----------   ---------


 District of Columbia  (1.0%):
   3,500                 3,500  District of Columbia, American University, 3.60%, 10/1/15           3,500                    3,500
               9,705     9,705  Metro Washington D.C. Airports Authority Trust Receipts,
                                3.75%, 10/1/16, LIQ: Societe General*                                            9,705       9,705
                                                                                               ----------   ----------   ---------
                                                                                                    3,500        9,705      13,205
                                                                                               ----------   ----------   ---------

 Florida (0.2%)
   2,750                 2,750  Orange County Health Facilities Revenue, 3.50%, 11/15/26            2,750            -       2,750
                                                                                               ----------   ----------   ---------

 Georgia  (2.1%):
              13,000    13,000  De Kalb Private Hospital Authority Revenue, Egleston
                                Children's Hospital, Series A, 3.45%, 3/1/24, LOC: SunTrust                     13,000      13,000
                                Bank*
   2,300                 2,300  Georgia Municipal Gas, Series A, AMT, 3.40%, 11/1/06                2,300                    2,300
   5,000                 5,000  Gwinnett County Hospital Authority, 3.55%, 9/1/27                   5,000                    5,000
               3,735     3,735  Gwinnett County Housing Authority, Herrington Woods Apts.,
                                Series 96A, AMT, 3.65%, 9/15/26, LOC: KeyBank*                                   3,735       3,735
   4,550                 4,550  Macon-Bibb County Hospital Revenue, 3.60%, 8/1/18                   4,550                    4,550
                                                                                               ----------   ----------   ---------
                                                                                                   11,850       16,735      28,585
                                                                                               ----------   ----------   ---------

 Illinois  (6.6%):
   5,000                 5,000  Carol Stream Multi-Family Revenue, AMT, 3.65%, 3/15/27              5,000                    5,000
              11,100    11,100  Chicago O'Hare International Airport Revenue, Second Lien,
                                Series B, AMT, 3.65%, 1/1/18, LOC: Societe Generale*                            11,100      11,100
              10,000    10,000  Chicago School Board Of Education, Series 3, 3.70%,
                                12/1/27, AMBAC*                                                                 10,000      10,000
               5,200     5,200  Development Finance Authority Revenue, Aurora Central
                                Catholic High School, 3.55%, 4/1/24, LOC: Northern Trust                         5,200       5,200
               3,700     3,700  Development Finance Authority Revenue, Presbyterian Home
                                Lake Forrest Place Project, 3.55%, 9/1/31, LOC: LaSalle
                                National Bank*                                                                   3,700       3,700
               4,500     4,500  Development Finance Authority Revenue, Roosevelt
                                University Project, 3.55%, 4/1/25, LOC: American National
                                Bank*                                                                            4,500       4,500
               5,800     5,800  Development Finance Authority Revenue, Special Facility,
                                Little City Foundation, 3.55%, 2/1/19, LOC: LaSalle National
                                Bank*                                                                            5,800       5,800
               1,620     1,620  Development Finance Authority Revenue, St. Paul's House
                                Project, 3.55%, 2/1/25, LOC: LaSalle National Bank*                              1,620       1,620
               3,000     3,000  Health Facility Authority Revenue, Washington & Jane Smith
                                Home, 3.55%, 7/1/26, LOC: Comerica Bank*                                         3,000       3,000
  15,000                15,000  Illinois Development Authority Revenue, MBIA, 3.55%, 11/15/27      15,000                   15,000
  14,325                14,325  Illinois Development Authority Environment, AMT, 3.65%, 5/1/32     14,325                   14,325
               7,640     7,640  Jacksonville Industrial Project Revenue, AGI, Inc. Project,
                                AMT, 3.80%, 2/1/26, LOC: Bank of America*                                        7,640       7,640
               1,100     1,100  Lombard IDR, Chicago Roll Co. Project, 3.90%, 2/1/10, LOC:
                                American National Bank*                                                          1,100       1,100
               2,000     2,000  Orland Hills, Mulit-Family Mortgage Revenue, 88th Avenue
                                Project, 3.55%, 12/1/04, LOC: LaSalle National Bank*                             2,000       2,000
                                                                                               ----------   ----------   ---------
                                                                                                   34,325       55,660      89,985
                                                                                               ----------   ----------   ---------

 Indiana  (4.5%):
   9,000                 9,000  Burns Harbor IDR, AMT, 3.70%, 3/1/16                                9,000                    9,000
              14,600    14,600  Health Facility Financing Authority, Rehabilitation Hospital,
                                Inc., 3.50%, 11/1/20, LOC: National Bank of Detroit*                            14,600      14,600
               5,600     5,600  Indianapolis Economic Development Revenue, Children's
                                Museum Project, 3.55%, 10/1/25, LOC: National Bank of
                                Detroit*                                                                         5,600       5,600
               3,300     3,300  Jasper Economic Development Revenue, Best Chairs, Inc.
                                Project, AMT, 3.75%, 3/1/19, LOC: PNC Bank*                                      3,300       3,300
              16,200    16,200  Rockport, PCR, Indiana & Michigan Electric Co., Series A,
                                3.65%, 8/1/14, LOC: Swiss Bank*                                                 16,200      16,200
              13,000    13,000  State Educational Authority Revenue, Wesleyan University,
                                3.50%, 6/1/28, LOC: NBD Bank*                                                   13,000      13,000
                                                                                               ----------   ----------   ---------
                                                                                                    9,000       52,700      61,700
 Iowa (0.6%)                                                                                   ----------   ----------   ---------
   7,960                 7,960  Iowa Finance Authority Revenue, 3.65%, 6/1/19                       7,960            -       7,960
                                                                                               ----------   ----------   ---------

See notes to financial statements.

 The One Group Municipal Money Market Fund / Pegasus Municipal Money Market Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                                  JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)


                      Proforma                                                                                            Proforma
 Pegasus   One Group  Combined                                                                   Pegasus     One Group    Combined
 Principal Principal  Principal                                                                 Amortized    Amortized    Amortized
  Amount    Amount     Amount                       Security Description                          Cost          Cost        Cost
  ------    --------   ------   -------------------------------------------------------        -----------  -----------  ----------

 Kentucky  (0.9%):
   9,000                 9,000  Henderson Co. Solid Waste Disposal Rev, AMT, 3.60%, 3/1/15          9,000                    9,000
               3,500     3,500  Mayfield, League of Cities Lease Finance Program 96,
                                3.70%, 7/1/26, LOC: PNC Bank*                                                    3,500       3,500
                                                                                               ----------   ----------   ---------
                                                                                                    9,000        3,500      12,500
                                                                                               ----------   ----------   ---------

 Louisiana (0.8%)
   3,770                 3,770  Calcasieu Parish Sales Tax Revenue, 3.50%, 9/1/98                   3,770                    3,770
   6,900                 6,900  South Louisiana Port Revenue, 3.65%, 1/1/27                         6,900                    6,900
                                                                                               ----------   ----------   ---------
                                                                                                   10,670            -      10,670
                                                                                               ----------   ----------   ---------
 Michigan  (4.7%):
   1,350                 1,350  Grand Rapids Water Supply Revenue, 3.30%, 1/1/20                    1,350                    1,350
              20,500    20,500  Higher Education Student Loan, Series B, AMT, 3.55%,
                                10/1/13, AMBAC*                                                                 20,500      20,500
     100                   100  Higher Education Student Loan Revenue, AMT, 3.55%, 10/1/15            100                      100
     100                   100  Jackson Co. Economic Development Corp.,
                                Limited Obligation Revenue, 3.70%, 6/1/17                             100                      100
              10,000    10,000  Kent Hospital Authority Revenue, Spectrum Health, Series
                                B, 3.45%, 1/15/26, MBIA*                                                        10,000      10,000
     400                   400  Kent Hospital Finance Authority Revenue, Series A, 3.50%, 1/15/20     400                      400
     700                   700  State Hospital Finance Authority, 3.45%, 6/1/01                       700                      700
   3,300                 3,300  State Hospital Finance Authority, 3.40%, 11/1/11                    3,300                    3,300
     800                   800  State Hospital Finance Authority, 3.60%, 12/1/23                      800                      800
               1,000     1,000  State Job Authority Revenue, 3.50%,  8/1/15, LOC: Rabo
                                Bank*                                                                            1,000       1,000
   2,200                 2,200  State Strategic Fund Limited Obligation, AMT, 3.70%, 12/1/22        2,200                    2,200
   3,000                 3,000  State Strategic Fund Limited Obligation, Autocam Corp.,
                                AMT, 3.70%, 12/1/17                                                 3,000                    3,000
   2,100                 2,100  State Strategic Fund Limited Obligation, Petoskey Plastics, Inc.,
                                AMT, 3.70%, 8/1/16                                                  2,100                    2,100
               1,560     1,560  State Strategic Fund, Limited Obligation, Wayne Disposal
                                Oakland Project, AMT, 3.70%, 3/1/05, LOC: Credit
                                Suisse-First Boston*                                                             1,560       1,560
   3,150                 3,150  Wayne Charter County Airport Revenue, AMT, 3.60%, 12/1/16           3,150                    3,150
     500                   500  Wayne County Airport Revenue (Detroit Airport), Series B,             500                      500
                                AMT, 3.50%, 12/1/16, LOC: Bayerische Landesbank*
              13,940    13,940  Wayne County Airport Revenue (Detroit Airport), Series B,
                                AMT, 3.50%, 12/1/16, LOC: Bayerische Landesbank*                                13,940      13,940
                                                                                               ----------   ----------   ---------
                                                                                                   17,700       47,000      64,700
                                                                                               ----------   ----------   ---------

 Minnesota (0.3%)
   4,750                 4,750  Minneapolis General Obligation, 3.40%, 12/1/27                      4,750            -       4,750
                                                                                               ----------   ----------   ---------


 New York  (0.7%):
              10,000    10,000  Long Island Power Authority, Electric System Revenue,
                                Series 1, 3.50%, 5/1/33, LOC:  Westduetsche and
                                Bayerische Landesbank*                                                  -       10,000      10,000
                                                                                               ----------   ----------   ---------


 North Carolina  (1.6%):
   7,000                 7,000  Charlotte Airport Revenue, MBIA, 3.50%, 7/1/17                      7,000                    7,000
   3,085                 3,085  Charlotte Mecklenburg Hospital Authority, 3.50%, 1/15/26            3,085                    3,085
   6,500                 6,500  Community Hospital Revenue, 3.50%, 8/15/18                          6,500                    6,500
               5,000     5,000  Mecklenburg County, Series C, 3.50%, 2/1/17, LOC: First
                                Union Bank*                                                                      5,000       5,000
                                                                                               ----------   ----------   ---------
                                                                                                   16,585        5,000      21,585
                                                                                                ----------   ----------   ---------

 Ohio  (3.5%):
               8,600     8,600  Butler County Multi-Family Revenue, 3.50%, 11/15/30, FNMA*                       8,600       8,600
               8,800     8,800  State Air Quality Development Authority Revenue, JMG
                                Funding Ltd. Partnership, Series A, AMT, 3.60%, 4/1/28,
                                LOC: Societe Generale*                                                           8,800       8,800
               3,700     3,700  State Air Quality Development Authority, JMG Funding Ltd.
                                Partnership, AMT, 3.60%, 4/1/29, LOC: Societe Generale*                          3,700       3,700
   6,200                 6,200  State Air Quality Development Authority Revenue, JMG                6,200                    6,200
                                Funding Ltd. Partnership, Series A, AMT, 3.60%, 4/1/28,
                                LOC: Societe Generale*
              20,000    20,000  Student Loan Funding Corp., Cincinnati, Series 98-A2, AMT,
                                3.60%, 8/1/10, LOC: Bank of America*                                            20,000      20,000
                                                                                               ----------   ----------   ---------
                                                                                                    6,200       41,100      47,300
                                                                                               ----------   ----------   ---------

 Pennsylvania  (3.3%):
   1,600                 1,600  Allegheny Co. IDR, VRDB, United Jewish Federation,
                                3.60%, 10/1/25                                                      1,600                    1,600

See notes to financial statements.

 The One Group Municipal Money Market Fund / Pegasus Municipal Money Market Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                                  JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)


                      Proforma                                                                                            Proforma
 Pegasus   One Group  Combined                                                                   Pegasus     One Group    Combined
 Principal Principal  Principal                                                                 Amortized    Amortized    Amortized
  Amount    Amount     Amount                       Security Description                          Cost          Cost        Cost
  ------    --------   ------   -------------------------------------------------------        -----------  -----------  ----------

  25,000                25,000  Indiana County Individual Development Authority,
                                PCR, AMT, 3.65%, 6/1/27                                            25,000                   25,000
               2,500     2,500  Philadelphia Redevelopment Authority Revenue, 3.65%,
                                12/1/03, LOC: PNC Bank*                                                          2,500       2,500
               6,300     6,300  State Economic Development Finance Authority Revenue,
                                Series 98D, 3.75%, 6/1/10, LOC: PNC Bank*                                        6,300       6,300
               4,800     4,800  State Higher Education Authority Revenue, 3.50%, 3/1/26
                                LOC: First Union National*                                                       4,800       4,800
     200                   200  State Higher Educational Facilities, 3.60%, 4/1/17                    200                      200
   4,500                 4,500  Temple University Obligation, Series A, 3.78%, 5/14/99              4,500                    4,500
                                                                                               ----------   ----------   ---------
                                                                                                   31,300       13,600      44,900

 South Carolina  (1.2%):
               1,700     1,700  Cherokee County, Industrial Revenue, Oshkosh Truck Corp.
                                Project, AMT, 3.80%, 8/1/19, LOC: Bank of Nova Scotia*                           1,700       1,700
   3,000                 3,000  Piedmont Municipal Power Agency Revenue, 3.50%, 1/1/19              3,000                    3,000
  12,000                12,000  Spartanburg County Health Services Revenue, 3.65%, 4/15/23         12,000                   12,000
                                                                                               ----------   ----------   ---------
                                                                                                   15,000        1,700      16,700
                                                                                               ----------   ----------   ---------
 South Dakota (0.7%)
   9,500                 9,500  South Dakota Housing Development Authority,
                                Revenue, Series E, AMT, 3.80%, 12/14/00                             9,500            -       9,500
                                                                                               ----------   ----------   ---------


 Tennessee  (2.3%):
   7,000                 7,000  Marion County Environmental Authority, AMT, 3.65%, 8/1/98           7,000                    7,000
              10,500    10,500  Montgomery County Public Building, 3.60%, 7/1/19, LOC:
                                NationsBank*                                                                    10,500      10,500
  10,000                10,000  Oak Ridge Industrial Development Revenue, AMT, 3.70%, 1/1/06       10,000                   10,000
               3,800     3,800  Oak Ridge Industrial Development Board, Economic
                                Development Revenue, Limited Obligation, 3.60%, 5/1/09,
                                LOC: ABN AMRO*                                                                   3,800       3,800
                                                                                               ----------   ----------   ---------
                                                                                                   17,000       14,300      31,300
                                                                                               ----------   ----------   ---------

 Texas  (3.5%):
              14,100    14,100  Capital Health Facilities Development Corp., Island on Lake
                                Travis Ltd. Project, AMT, 3.55%, 12/1/16, LOC: Credit
                                Suisse*                                                                         14,100      14,100
   6,000                 6,000  Panhandle Plains Higher Education Inc., Student Loan
                                Revenue, Series A, AMT, 3.50% 6/1/21, SLMA*                         6,000                    6,000
              17,800    17,800  Panhandle Plains Higher Education Inc., Student Loan
                                Revenue, Series A, AMT, 3.50% 6/1/21, SLMA*                                     17,800      17,800
               9,400     9,400  Panhandle Plains Higher Education Inc., Student Loan
                                Revenue, Series A, AMT, 3.50%, 6/1/23, SLMA*                                     9,400       9,400
                                                                                               ----------   ----------   ---------
                                                                                                    6,000       41,300      47,300
                                                                                               ----------   ----------   ---------

 Washington (0.0%)
   1,100                 1,100  Port Seattle Revenue, AMT, 3.65%, 9/1/22                            1,100            -       1,100
                                                                                               ----------   ----------   ---------


 West Virginia  (0.5%):
               2,300     2,300  Marion County Community Solid Waste Disposal Facility
                                Revenue, Grant Town, AMT, 3.65%, 10/1/17, LOC: National
                                Westminister*                                                                    2,300       2,300
               4,500     4,500  Marion County Community Solid Waste Disposal Facility
                                Revenue, Grant Town, AMT, 3.50%, 10/1/17, LOC: National
                                Westminister*                                                                    4,500       4,500
                                                                                               ----------   ----------   ---------
                                                                                                        -        6,800       6,800
                                                                                               ----------   ----------   ---------
 Total Weekly Demand Notes                                                                        252,390      352,500     604,890
                                                                                               ----------   ----------   ---------
 Total (Amortized Cost $1,410,949) (a)                                                         $  797,027   $  613,922  $1,410,949
                                                                                               ==========   ==========  ===========



 Percentages indicated are based on net assets of $1,367,601.
 (a)  Cost and value for federal income tax and financial reporting purposes are the same.
  *   Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1998.

 AMBAC    Insured by AMBAC Indemnity Corp.
 AMT      Alternative Minimum Tax Paper
 BIGI     Bond Investors Guaranty Insurance Co.
 CP       Commercial Paper
 EDC      Economic Development Corp.
 FGIC     Insured by Financial Guaranty Insurance Corp.
 FNMA     Federal National Mortgage Association
 FSA      Insured by Financial Security Assurance

See notes to financial statements.

 The One Group Municipal Money Market Fund / Pegasus Municipal Money Market Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                                  JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)


                      Proforma                                                                                            Proforma
 Pegasus   One Group  Combined                                                                   Pegasus     One Group    Combined
 Principal Principal  Principal                                                                 Amortized    Amortized    Amortized
  Amount    Amount     Amount                       Security Description                          Cost          Cost        Cost
  ------    --------   ------   -------------------------------------------------------        -----------  -----------  ----------
 GO       General Obligation
 GTY      Guaranty
 HCF      Health Care Facilities
 HR       Housing Revenue
 HDA      Housing Development Authority
 HFA      Housing Finance Authority
 IDA      Industrial Development & Export Authority
 IDR      Industrial Development Revenue
 LIQ      Liquidity Agreement
 LOC      Letter of Credit
 MBIA     Insured by Municipal Bond Insurance Association
 PCR      Pollution Control Revenue
 PFA      Public Facilities Authority
 SLMA     Student Loan Marketing Association
 TAN      Tax Anticipation Note
 TRAN     Tax Revenue Anticipation Note
 UPDATE   Unit Priced Daily Adjustable Tax Exempt Securities
 VRDB     Variable Rate Demand Bond
 VRDN     Variable Rate Demand Note

See notes to financial statements.

 The One Group Limited Volatility Fund / Pegasus Short Bond Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                                 JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)

                        Proforma
  Pegasus    One Group  Combined                                                                                        Proforma
 Shares or   Shares or  Shares or                                                                Pegasus    One Group   Combined
 Principal   Principal  Principal                                                                Market      Market      Market
  Amount      Amount     Amount                       Security Description                        Value       Value       Value
---------- ----------- ---------- ----------------------------------------------------------- ----------- ----------- -----------
 Asset Backed Securities (15.0%):
$     600 $            $     600  Arcadia Automobile Receivable Trust,
                                  6.50%, 6/17/02                                              $       608 $           $       608
                 1,488     1,488  Bay View Auto Trust, Series 97-RA1, Class A1, 6.29%,
                                  12/15/01                                                                      1,488       1,488
    1,600                  1,600  BM Mortgage Securities Inc. Mortgage Backed Pass Thru Ctf.,
                                  Series 1998-2, Class 1A10, 6.60%, 6/25/28                         1,611                   1,611
      238                    238  Case Equipment Loan Trust Asset Backed Pass Thru Ctf.,
                                  Series 1994-C, Class A2, 8.10%, 6/15/01                             239                     239
      132                    132  Case Equipment Loan Trust Asset Backed Pass Thru Ctf.,
                                  Series 1995-A, Class A, 7.30%, 3/15/02                              133                     133
      425                    425  Case Equipment Loan Trust Asset Backed Pass Thru Ctf.,
                                  Series 1996-B, Class A3, 6.65%, 9/15/03                             428                     428
                 2,985     2,985  Case Equipment Loan Trust, Series 96-A, Class A2, 5.50%,
                                  02/15/03                                                                      2,981       2,981
    1,880                  1,880  Chase Credit Card Trust, 6.30%, 4/15/03                           1,902                   1,902
      375                    375  Chase Manhattan Auto Owner Trust, 6.50%, 12/17/01                   381                     381
    1,000                  1,000  Chevy Chase Auto Receivable Trust, 5.91%, 4/15/00                   998                     998
      752                    752  Chevy Chase Auto Receivable Trust, 6.20%, 3/20/04                   755                     755
                 5,000     5,000  CIT RV Trust, Series 1998-A, Class B, 6.29%, 1/15/17                          5,003       5,003
                 5,000     5,000  Citibank Credit Card Master Trust, Series 1998-1, Class B,                                    0
                                  5.88%, 1/15/03                                                                4,987       4,987
                 7,750     7,750  Citibank, Master Trust, Series 97-9, Class A, 0.00%, 8/15/06                  5,370       5,370
      174                    174  Citicorp Mortgage Securities, Inc. Remic Pass Thru Ctf.,                                      0
                                  Series 89-16, Class A-1, AR, 4/1/19                                 173                     173
    2,040                  2,040  Citicorp Mortgage Securities, Inc. Remic Pass Thru Ctf.,
                                  Series 94-9, Class A-3, 5.75%, 6/25/09                            2,024                   2,024
      116                    116  Collaterized Mortgage Obligations Trust CMO,
                                  Trust 12, Class D, 9.50%, 2/1/17                                    117                     117
                 3,700     3,700  Consumer Portfolio Services, Series 1997-2 A, 6.65%,
                                  10/15/02                                                                      3,730       3,730
                 2,073     2,073  Countrywide Asset-Backed Certificate, 6.53%, 2/25/14                          2,077       2,077
                 5,045     5,045  DVI Equipment Receivables Trust, Series 1997-A, Class A,
                                  6.45%, 1/15/04                                                                5,069       5,069
      550                    550  Discover Card Master Trust, Series 95-2 Class A, 6.55%, 2/15/03     558                     558
      700                    700  Discover Card Trust,
                                  Series 93-B Class A, 6.75%, 2/16/02                                 708                     708
                 3,909     3,909  Fifth Third Auto Grantor Trust, 1996-A, Class A, 6.20%,
                                  09/15/01                                                                      3,923       3,923
                 3,320     3,320  Fifth Third Auto Grantor Trust, 1996-B, Class A, 6.45%
                                  03/15/02                                                                      3,338       3,338
      917                    917  First Security
                                  Series 98-A Class A, 5.97%, 4/15/04                                 919                     919
                 5,000     5,000  Ford Motor Credit Auto Loan Master, Series 1995-1, Class A,
                                  6.50%, 8/15/02                                                                5,061       5,061
      161                    161  Ford Motor Credit Auto Owner Trust Asset Backed Pass Thru Ctf.,
                                  Series 1996-A, Class A3, 6.50%, 11/15/99                            161                     161
      607                    607  Ford Motor Credit Auto Owner Trust Asset Backed Pass Thru Ctf.,
                                  Series 1996-A, Class A4, 6.75%, 9/15/00                             612                     612
                 5,000     5,000  Ford Motor Credit Auto Owner Trust, Series 1998-B, Class B,
                                   6.15%, 9/15/02                                                               5,024       5,024
    2,223                  2,223  Greentree Collateralized Mortgage Obligation,
                                  Series 1997-3, Class A2, 6.49%, 7/15/28                           2,230                   2,230
      256                    256  Key Auto Finance Trust,
                                  5.85%, 3/15/03                                                      256                     256
      593                    593  MBNA Master Credit Card Trust Asset Backed Ctf.,
                                  Trust 93-3, Series 1993-3A, 5.40%, 9/15/00                          591                     591
      341                    341  Merrill Lynch Home Equity Loan Asset Backed Pass Thru Ctf.,
                                  Series 1992-1, Class A, IF, 7/15/22                                 341                     341
                 6,500     6,500  Metris Mastertrust, 7.11%, 10/1/05                                            6,764       6,764
       61                     61  Morgan Stanley Mortgage Trust, CMO, Series 38-4,                                              0
                                  PO, 11/20/21                                                         51                      51
      477                    477  Navistar Financial Corp. Owner Trust Asset Backed Pass Thru Ctf.,
                                  Series 1995-A, Class A2, 6.55%, 11/20/01                            478                     478
      500                    500  Navistar Financial Corp. Owner Trust Asset Backed Pass Thru Ctf.,
                                  Series 1997-A, Class A3, 6.75%, 3/15/02                             507                     507
    1,400                  1,400  Newcourt Receivables Asset Trust,
                                  Series 1997-1, Class A, 6.04%, 6/20/00                            1,403                   1,403
                 7,569     7,569  Newcourt Receivables Trust, Series 1996-3, Class A,
                                  6.24%, 12/20/04                                                               7,572       7,572
      511                    511  Olympic Automobile Rec. Trust Asset Backed Pass Thru Ctf.,

See notes to financial statements.

 The One Group Limited Volatility Fund / Pegasus Short Bond Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                                 JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)

                        Proforma
  Pegasus    One Group  Combined                                                                                        Proforma
 Shares or   Shares or  Shares or                                                                Pegasus    One Group   Combined
 Principal   Principal  Principal                                                                Market      Market      Market
  Amount      Amount     Amount                       Security Description                        Value       Value       Value
---------- ----------- ---------- ----------------------------------------------------------- ----------- ----------- -----------
                                  Series 1996-B Class A3, 6.5%, 12/15/00                              513                     513
    1,200                  1,200  Olympic Automobile Rec. Trust Asset Backed Pass Thru Ctf.,
                                  Series 1996-D Class A3, 5.95%, 6/15/01                            1,202                   1,202
      731                    731  Olympic Automobile Rec. Trust Asset Backed Pass Thru Ctf.,
                                  Series 1995-C Class A2, 6.20%, 1/15/02                              734                     734
    2,000                  2,000  Olympic Automobile Rec. Trust Asset Backed Pass Thru Ctf.,
                                  Series 1996-B Class A4, 6.70%, 3/15/02                            2,020                   2,020
    2,750                  2,750  Olympic Automobile Rec. Trust Asset Backed Pass Thru Ctf.,
                                  Series 1996-C Class A4, 6.80%, 3/15/02                            2,787                   2,787
      500                    500  Olympic Automobile Rec. Trust Asset Backed Pass Thru Ctf.,
                                  Series 1996-D Class A4, 6.05%, 8/15/02                              502                     502
    1,435                  1,435  Olympic Automobile Rec. Trust Asset Backed Pass Thru Ctf.,
                                  Series 1997-A Class A4, 6.63%, 12/15/02                           1,458                   1,458
    1,150                  1,150  Olympic Automobile Rec. Trust Asset Backed Pass Thru Ctf.,
                                  Series 1996-C Class A5, 7.00%, 3/15/04                            1,181                   1,181
                 1,067     1,067  Olympic Automobile Receivables Trust, Series 1996-D,
                                  Class A2, 5.75%, 4/15/00                                                      1,066       1,066
                 4,425     4,425  Olympic Automobile Receivables Trust, Series 1996-D,
                                  Class A3, 5.95%, 6/15/01                                                      4,428       4,428
    1,498                  1,498  Onyx Acceptance Trust Auto Loan Backed Pass Thru Ctf.,
                                  Series 1997-3 Class A, 6.35%, 1/15/04                             1,507                   1,507
      375                    375  Onyx Acceptance Trust Auto Loan Backed Pass Thru Ctf.,
                                  Series 1997-3 Class A, 6.30%, 5/15/04                               377                     377
      445                    445  Premier Auto Trust Asset Backed Pass Thru Ctf.,
                                  Series 1997-2 Class A3, 6.13%, 9/6/00                               446                     446
      775                    775  Premier Auto Trust Asset Backed Pass Thru Ctf.,
                                  Series 1996-4 Class A3, 6.20%, 11/6/00                              777                     777
                 7,000     7,000  Proffitt's Credit Card Master Trust, Series 1997-2, Class B,
                                  6.69%, 12/15/05                                                               7,172       7,172
                 5,000     5,000  Ryder Vehicle Lease, Series 1998-A, Class A, 6.10%,                           5,009       5,009
      122                    122  Ryland Acceptance Corp. Four, CMO, Series 78,                                                 0
                                  Class 78-B, 9.55%,  3/1/16                                          123                     123
    1,467                  1,467  Sears Credit Account Master Trust,
                                  Series 1995-4 Class A, 6.25%, 1/15/03                             1,470                   1,470
    1,000                  1,000  Sears Credit Account Master Trust,
                                  Series 1996-1 Class A, 6.20%, 2/16/06                             1,012                   1,012
      790                    790  Sears Credit Account Master Trust,
                                  Series 1996-4 Class A, 6.45%, 10/16/06                              803                     803
    2,110                  2,110  Standard Credit Card Master Trust Asset Backed Ctf.,
                                  Series 1993-3, Class A, 5.50%, 2/7/00                             2,108                   2,108
      450                    450  Standard Credit Card Master Trust Asset Backed Ctf.,
                                  Series 1995-10, Class A, 5.90%, 2/7/01                              451                     451
      796                    796  Western Financial Owner Trust Asset Backed Pass Thru Ctf.,
                                  Series 1995-2 Class A1, 7.1%, 7/1/00                                802                     802
    2,840                  2,840  Western Financial Owner Trust Asset Backed Pass Thru Ctf.,
                                  Series 1996-B, Class A4, 6.95%, 11/20/03                          2,882                   2,882
      255                    255  Western Financial Owner Trust Asset Backed Pass Thru Ctf.,
                                  Series 1996-B, Class A3, 6.65%, 8/20/00                             255                     255
      842                    842  Western Financial Owner Trust Asset Backed Pass Thru Ctf.,
                                  Series 1996-D, Class A3, 6.05%, 7/20/01                             844                     844
    1,000                  1,000  Western Financial Owner Trust Asset Backed Pass Thru Ctf.,
                                  Series 1997-D, Class A3, 6.25%, 3/20/02                           1,007                   1,007
      500                    500  Western Financial Owner Trust Asset Backed Pass Thru Ctf.,
                                  Series 1997-D, Class A2, 6.20%, 9/20/00                             501                     501
    1,450                  1,450  Western Financial Owner Trust Asset Backed Pass Thru Ctf.,
                                  Series 1997-B, Class A4, 6.40%, 7/20/02                           1,469                   1,469
    4,000                  4,000  Western Financial Asset Backed Pass Thru Ctf.,
                                  Series 1996-C, Class A4, 6.80%, 12/20/03                          4,055                   4,055
       52                     52  Western Financial Grantor Trust Auto Receivable P/T Ctf:
                                  1993-4, Class A1, 4.60%, 4/1/99                                      52                      52
       88                     88  Western Financial Grantor Trust Auto Receivable P/T Ctf:
                                  1994-3, Class A, 6.65%, 12/1/99                                      88                      88
      500                    500  Western Financial Grantor Trust Auto Receivable P/T Ctf:
                                  1998-B, Class A4, 6.05%, 4/20/03                                    500                     500
      398                    398  World Omni Automobile LSE SEC Trust Asset Backed Pass Thru Cft.,
                                  Series 1995-A, Class A, 6.05%, 11/25/01                             398                     398
                                                                                               ----------  ----------  ----------
 Total Asset Backed Securities                                                                     50,508      80,062     130,570
                                                                                               ----------  ----------  ----------
 Commercial Mortgage Backed Securities  (0.6%):
                 5,281     5,281  CMC Securities Corp. III, Series 1994-D, Class M, 6.00%,
                                  03/25/24                                                                      5,217       5,217



See notes to financial statements.

 The One Group Limited Volatility Fund / Pegasus Short Bond Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                              JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)

                        Proforma
  Pegasus    One Group  Combined                                                                                        Proforma
 Shares or   Shares or  Shares or                                                                Pegasus    One Group   Combined
 Principal   Principal  Principal                                                                Market      Market      Market
  Amount      Amount     Amount                       Security Description                        Value       Value       Value
---------- ----------- ---------- ----------------------------------------------------------- ----------- ----------- -----------
                                                                                               ----------  ----------  ----------
 Total Commercial Mortgage Backed Securities                                                            -       5,217       5,217
                                                                                               ----------  ----------  ----------

 Corporate Bonds  (15.7%):
 Banking, Finance & Insurance  (13.7%):
      295                    295  American Express Credit Corp, 7.38%, 2/1/99                         298                     298
    1,904                  1,904  Associates Corp. of North America, 9.13%, 4/1/00                  2,002                   2,002
    1,015                  1,015  Associates Corp. of North America, 6.63%, 5/15/01                 1,032                   1,032
    3,240                  3,240  Association Corp. of North America, 8.25%, 12/1/99                3,339                   3,339
    2,654                  2,654  Association Corp. of North America, 5.25%, 3/30/00                2,625                   2,625
      270                    270  Association Corp of North America MTN, Series G, 5.49%, 1/28/99     270                     270
    1,025                  1,025  Association Corp of North America MTN, 8.50%, 1/10/00             1,063                   1,063
      250                    250  Association Corp of North America MTN, 7.55%, 8/23/01               261                     261
      300                    300  Association Corp of North America MTN,G485 Tranche #00455,
                                   7.48%, 7/27/02                                                     315                     315
    1,090                  1,090  Association Corp of North America Senior Term Note, 6.25%,
                                   9/15/00                                                          1,098                   1,098
                 3,000     3,000  Avco Financial Services, 7.25%, 7/15/99                                       3,045       3,045
                 5,000     5,000  Bear Stearns, 6.13%, 2/1/03                                                   4,950       4,950
      200                    200  Beneficial Finance Corp. Medium Term Note, 7.34%, 11/26/99          203                     203
                 1,000     1,000  Caterpillar Financial Services, 6.35%, 4/1/99                                 1,004       1,004
                 3,000     3,000  Citicorp, 8.00%, 2/1/03                                                       3,221       3,221
                 1,000     1,000  Dean Witter Discover & Co., 6.25%, 3/15/00                                    1,006       1,006
      825                    825  Du Pont E I De Nemours & Co., 9.15%, 4/15/00                        870                     870
    4,115                  4,115  Ford Holdings Inc., 9.25%, 3/1/00                                 4,329                   4,329
    1,460                  1,460  Ford Motor Credit Co., 8.88%, 6/15/99                             1,498                   1,498
                 7,000     7,000  Ford Motor Credit Co., 8.38%, 1/15/00                                         7,254       7,254
                 1,850     1,850  Ford Motor Credit Co., 7.45%, 4/13/00                                         1,899       1,899
    1,415                  1,415  Ford Motor Credit Co., 9.50%, 4/15/00                             1,497                   1,497
    1,192                  1,192  Ford Motor Credit Co., 9.00%, 9/15/01                             1,291                   1,291
      219                    219  Ford Motor Credit Co., 8.00%, 6/15/02                               234                     234
    1,200                  1,200  Ford Motor Credit Co. Medium Term Note, Tranche #00281, 7.47%     1,218                   1,218
      300                    300  Ford Motor Credit Co. Medium Term Note, Tranche #00442, 7.59%       308                     308
      500                    500  General Motors Acceptance Corp., 9.38%, 4/1/00                      528                     528
                 2,650     2,650  General Motors Acceptance Corp., 7.13%, 5/10/00                               2,703       2,703
      856                    856  General Motors Acceptance Corp., 9.63%, 5/15/00                     910                     910
      250                    250  General Motors Acceptance Corp., 9.63%, 12/1/00                     271                     271
                 5,000     5,000  General Motors Acceptance Corp., 6.75%, 2/7/02                                5,106       5,106
    1,275                  1,275  Goldman Sachs Group, 6.88%, 9/15/99                               1,287                   1,287
                 7,000     7,000  Goldman Sachs Group, 7.80%, 7/15/02, 144A                                     7,420       7,420
                 5,000     5,000  Goldman Sachs Group, 6.65%, 8/1/03, 144A                                      5,088       5,088
    1,500                  1,500  Goldman Sachs Group, Private Placement Note 144A, 6.20%, 2/15/01  1,503                   1,503
                10,000    10,000  Greenwich Capital, 7.04%, 12/13/99, 144A                                      9,997       9,997
                 3,250     3,250  HSBC Financial, 7.40%, 4/15/03                                                3,372       3,372
                 4,871     4,871  J.P. Morgan Commercial Mortgage Financial Corp., 6.37%, 1/15/30               4,916       4,916
                 5,000     5,000  Lehman Brothers Holdings, Inc., 7.63%, 8/1/98                                 5,005       5,005
      532        4,500     5,032  Lehman Brothers Holdings, Inc., 8.88%, 11/1/98                      537       4,540       5,077
    1,790        3,000     4,790  Lehman Brothers Holdings, Inc., 10.00%, 5/15/99                   1,848       3,100       4,948
      365                    365  Lehman Brothers Holdings, Inc., 7.63%, 7/15/99                      370                     370
    1,063                  1,063  Lehman Brothers Holdings, Inc., 7.11%, 9/27/99                    1,075                   1,075
      360                    360  Lehman Brothers Holdings, Inc., 6.33%, 8/1/00                       362                     362
                 4,000     4,000  Lehman Brothers Holdings, Inc., 9.88%, 10/15/00                               4,320       4,320
      280                    280  Northwest Corporation, 6.00%, 3/15/00                               281                     281
      500                    500  Sears Roebuck Acceptance, 6.73%, 8/29/00                            507                     507
    1,750                  1,750  Union Acceptance Corp., Series 1997-D, Class A3, 6.26%, 2/8/02    1,760                   1,760
    1,422                  1,422  Union Acceptance Corp., Series 1997-D, Class A2, 6.38%, 10/8/03   1,431                   1,431
                 5,000     5,000  Visa International, 6.72%, 2/4/02, 144A                                       5,059       5,059
                                                                                               ----------  ----------  ----------
                                                                                                   36,421      83,005     119,426
                                                                                               ----------  ----------  ----------
 Foreign (0.2%):
    1,290                  1,290  Republic NY Corp., 9.75%, 12/1/00                                 1,401           -       1,401
                                                                                               ----------  ----------  ----------

 Industrial Goods & Services (1.9%):
                 5,000     5,000  Avon Products, 6.25%, 5/1/03, 144A                                            5,038       5,038
                 5,000     5,000  Carpenter Technology, 6.28%, 4/7/03                                           5,019       5,019
      649                    649  Sears Roebuck & Co., 9.50%, 6/1/99                                  668                     668
                 5,000     5,000  Sears Roebuck & Co., 6.69%, 8/13/01                                           5,087       5,087
      600                    600  Texaco Capital, Inc., 9.00%, 12/15/99                               626                     626
                                                                                               ----------  ----------  ----------
                                                                                                    1,294      15,144      16,438
                                                                                               ----------  ----------  ----------
 Total Corporate Bonds                                                                             39,116      98,149     137,265
                                                                                               ----------  ----------  ----------

 Other Mortgage Backed Securities  (1.1%):
                 5,150     5,150  Evans Withycombe Finance Trust, Series 1, Class A1,
                                  7.98%, 8/1/01                                                                 5,423       5,423




See notes to financial statements.

 The One Group Limited Volatility Fund / Pegasus Short Bond Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                                 JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)

                        Proforma
  Pegasus    One Group  Combined                                                                                        Proforma
 Shares or   Shares or  Shares or                                                                Pegasus    One Group   Combined
 Principal   Principal  Principal                                                                Market      Market      Market
  Amount      Amount     Amount                       Security Description                        Value       Value       Value
---------- ----------- ---------- ----------------------------------------------------------- ----------- ----------- -----------
                 3,987     3,987  Nomura Mortgage Capital Corp., Series 90-1, Class H,
                                  7.00%, 6/17/20                                                                4,052       4,052
                                                                                               ----------  ----------  ----------
 Total Other Mortgage Backed Securities                                                                 -       9,475       9,475
                                                                                               ----------  ----------  ----------

 U.S. Government Agency Mortgages (27.8%):
 Federal Home Loan Mortgage Corp. (10.9%):
                 1,628     1,628  6.50%, 1/1/01, Pool #M8038                                                    1,644       1,644
                 8,348     8,348  7.00%, 1/1/02, Pool #G50415                                                   8,481       8,481
                 9,026     9,026  6.50%, 5/1/02, Pool #G50444                                                   9,116       9,116
                   289       289  9.00%, 12/1/05, Pool #G00005                                                    302         302
                   281       281  9.00%, 1/1/06, Pool #G00012                                                     294         294
                   559       559  8.00%, 10/1/06, Pool #G00052                                                    577         577
                 1,807     1,807  7.00%, 3/1/07, Pool #G34594                                                   1,847       1,847
                 1,665     1,665  7.00%, 4/1/07, Pool #G00087                                                   1,701       1,701
                 2,162     2,162  7.50%, 4/1/07, Pool #G00084                                                   2,229       2,229
                 2,667     2,667  7.50%, 11/1/07, Pool #E00165                                                  2,749       2,749
                 3,519     3,519  8.50%, 2/1/08, Gold Pool #10133                                               3,667       3,667
                 1,852     1,852  7.00%, 12/1/08, Pool #E20065                                                  1,895       1,895
                 1,900     1,900  8.00%, 1/1/10, Pool #G00355                                                   1,960       1,960
                 5,766     5,766  8.00%, 2/1/10, Pool #G10328                                                   5,950       5,950
                 8,236     8,236  7.00%, 10/1/10, Gold Pool #E61709                                             8,416       8,416
                11,633    11,633  7.00%, 5/1/11, Pool #E20241                                                  11,898      11,898
                 9,967     9,967  6.50%, 5/1/13, Pool #E70383                                                  10,036      10,036
                 5,404     5,404  5.25%, 9/15/15, REMIC/CMO, Series 1638, Class BC                              5,392       5,392
                13,209    13,209  8.25%, 12/15/16, REMIC/CMO, Series 1770, Class PD                            13,455      13,455
                 3,780     3,780  6.68%, 10/1/26, Pool #785652                                                  3,860       3,860
                                                                                               ----------  ----------  ----------
                                                                                                        -      95,469      95,469
                                                                                               ----------  ----------  ----------

 Federal National Mortgage Assoc. (12.6%):
      167                    167  1/25/99, 1992 Class 13-S, HB, IF, REMIC                               5                       5
                 8,390     8,390  6.50%, 8/1/01, Pool #190976                                                   8,463       8,463
      489                    489  6.00%, 1/25/02, 1994 Class 23-PJ, REMIC                             488                     488
      320                    320  1/17/03, 1997 Class A, IF, REMIC                                    324                     324
       40                     40  5.50%, 7/25/03, 1993 Class 85-PD, REMIC                              39                      39
      492                    492  5.50%, 7/25/04, 1994 Class 12-PD, REMIC                             490                     490
                14,156    14,156  7.00%, 7/17/05, Series 97-26 Gd                                              14,521      14,521
                   166       166  9.00%, 9/1/05, Pool #50340                                                      174         174
                20,079    20,079  6.60%, 10/18/05, Series 97-26 B                                              20,340      20,340
                   171       171  9.00%, 11/1/05, Pool #50361                                                     179         179
                   172       172  8.50%, 4/1/06, Pool #116875                                                     179         179
      256                    256  9.00%, 8/25/06, 1991 Class 41-O, REMIC                              260                     260
                13,804    13,804  7.42%, 9/1/06, Pool #73618                                                   14,978      14,978
    1,900                  1,900  6.50%, 12/25/06, 1993 Class 107-D, REMIC                          1,922                   1,922
    1,334                  1,334  6.00%, 1/25/07, 1993 Class 86-E, REMIC                            1,332                   1,332
      425                    425  6.00%, 2/25/07, 1994 Class 17-E, REMIC                              425                     425
      175                    175  6.25%, 4/25/07, 1993 Class 93-E, REMIC                              176                     176
      125                    125  5.50%, 11/25/07, 1994 Class 33-E, REMIC                             124                     124
                 6,150     6,150  7.00%, 6/1/10, Pool #315928                                                   6,282       6,282
                 5,542     5,542  6.50%, 9/1/10, Pool #325479                                                   5,598       5,598
                 4,422     4,422  6.50%, 10/1/10, Pool #250377                                                  4,466       4,466
                 2,692     2,692  7.00%, 11/1/10, Pool #250387                                                  2,750       2,750
                 2,947     2,947  7.50%, 2/1/11, Pool #303755                                                   3,037       3,037
    1,204                  1,204  6.35%, 3/15/11, 1995 Class PK, REMIC                              1,209                   1,209
                 5,000     5,000  6.50%, 6/25/13, Series 94-1 K                                                 5,064       5,064
                 9,732     9,732  6.50%, 4/1/13, Pool #425396                                                   9,790       9,790
      482                    482  5.90%, 7/25/15, 1993 Class 26-PE, REMIC                             481                     481
      475                    475  6.00%, 10/25/16, 1993 Class 127-E, REMIC                            474                     474
       41                     41  3.50%, 1/25/17, 1992 Class 137-BA, REMIC                             41                      41
       10                     10  9.40%, 10/25/17, 1988 Class 17-B, REMIC                              10                      10
      475                    475  9.25%, 4/25/18, 1988 Class 7-Z, REMIC                               500                     500
       98                     98  9.00%, 6/25/18, 1988 Class 15-A, REMIC                              103                     103
      595                    595  9.50%, 6/25/18, 1988 Class 16-B, REMIC                              640                     640
       10                     10  9.15%, 8/25/18, 1989 Class 31-D, REMIC                               10                      10
      264                    264  1/1/19, Pool #070226, AR                                            262                     262
      568                    568  3/1/19, Pool #116612, AR                                            587                     587
      278                    278  8/1/19,Pool #111366, AR                                             290                     290
      116                    116  10/25/19, 1989 Class 73-C, PO, REMIC                                108                     108
      786                    786  5.50%, 2/25/19, 1994 Class 15- E, REMIC                             780                     780
      130                    130  9.00%, 7/25/19, 1990 Class 77-C, REMIC                              133                     133
    1,157                  1,157  9.00%, 11/25/19, 1989 Class 89-H, REMIC                           1,213                   1,213
       83                     83  8.60%, 2/25/20, 1991 Class 56-K, REMIC                               83                      83



See notes to financial statements.

 The One Group Limited Volatility Fund / Pegasus Short Bond Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                                 JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)

                        Proforma
  Pegasus    One Group  Combined                                                                                        Proforma
 Shares or   Shares or  Shares or                                                                Pegasus    One Group   Combined
 Principal   Principal  Principal                                                                Market      Market      Market
  Amount      Amount     Amount                       Security Description                        Value       Value       Value
---------- ----------- ---------- ----------------------------------------------------------- ----------- ----------- -----------
      500                    500  6.50%, 2/25/20, 1994 Class 36-GA, REMIC                             507                     507
      700                    700  10/25/21, 1997 32C, Class GP, P/O, REMIC                            626                     626
      151                    151  9.00%, 12/25/21, Stripped Trust 268, Class 2, IO                     34                      34
                                                                                               ----------  ----------  ----------
                                                                                                   13,676      95,821     109,497
                                                                                               ----------  ----------  ----------

 Government National Mortgage Assoc. (1.9%):
                     2         2  8.00%, 2/15/02, Pool #192917                                                      2           2
                    17        17  8.00%, 3/15/02, Pool #209172                                                     18          18
                     3         3  9.00%, 6/15/02, Pool #229311                                                      3           3
                    43        43  9.00%, 10/15/02, Pool #229569                                                    45          45
                    12        12  8.00%, 6/15/05, Pool #28827                                                      12          12
                     9         9  9.00%, 9/15/05, Pool #292569                                                      9           9
                    53        53  9.00%, 10/15/05, Pool #292589                                                    56          56
                    14        14  8.00%, 5/15/06, Pool #303851                                                     14          14
                     5         5  8.00%, 7/15/06, Pool #307231                                                      5           5
                    38        38  8.00%, 8/15/06, Pool #311166                                                     39          39
                    36        36  8.00%, 9/15/06, Pool #311301                                                     37          37
                   272       272  8.00%, 10/15/06, Pool #316915                                                   282         282
                    77        77  8.00%, 11/15/06, Pool #315078                                                    80          80
                   224       224  8.00%, 11/15/06, Pool #313528                                                   233         233
                    97        97  8.00%, 11/15/06, Pool #316671                                                   101         101
                    41        41  8.00%, 11/15/06, Pool #311131                                                    42          42
                   353       353  8.00%, 11/15/06, Pool# 312210                                                   366         366
                   143       143  8.00%, 12/15/06, Pool #311384                                                   149         149
                    97        97  8.00%, 1/15/07, Pool #317663                                                    100         100
                   258       258  8.00%, 2/15/07, Pool #316086                                                    268         268
                    68        68  8.00%, 3/15/07, Pool #178684                                                     71          71
                   164       164  8.00%, 3/15/07, Pool #318825                                                    170         170
                   128       128  8.00%, 4/15/07, Pool #316441                                                    133         133
    3,714                  3,714  6.00%, 1/16/20, 1997 Class 13-PA, REMIC                           3,716                   3,716
                 7,567     7,567  6.88%, 11/20/25, Pool #8746 ARM                                               7,723       7,723
                 3,013     3,013  7.00%, 1/20/26, Pool #8790                                                    3,073       3,073
                                                                                               ----------  ----------  ----------
                                                                                                    3,716      13,031      16,747
                                                                                               ----------  ----------  ----------

 U.S. Government Agencies (2.4%):
                20,000    20,000  Tennessee Valley Authority, 8.38%, 10/1/99                                   20,600      20,600
                                                                                               ----------  ----------  ----------
 Total U.S. Government Agency Mortgages                                                            17,392     224,921     242,313
                                                                                               ----------  ----------  ----------

 U.S. Government Agency Securities (12.3%):
 Federal Home Loan Bank (6.0%):
                   750       750  5.99%, 8/27/98                                                                  750         750
                 1,000     1,000  5.97%, 8/27/98                                                                1,001       1,001
      500                    500  4.83%, 9/21/98, Series GI98                                         499                     499
                 2,000     2,000  5.64%, 11/9/98                                                                2,000       2,000
                 4,000     4,000  6.60%, 4/13/99 (b)                                                            4,030       4,030
                17,000    17,000  5.58%, 2/23/01 (b)                                                           16,900      16,900
                10,000    10,000  7.78%, 10/19/01 (b)                                                          10,619      10,619
      250                    250  6.00%, 11/15/05, Series 1698 Class PE                               250                     250
      543                    543  9.00%, 1/1/06, Series 1807 Class G                                  576                     576
      214                    214  5.75%, 7/15/06, Series 1490 Class PE                                214                     214
      345                    345  5.25%, 9/15/06, Series 1679 Class A                                 342                     342
      500                    500  6/15/07, Series 1561 Class EA, IF                                   505                     505
    2,000                  2,000  7.00%, 7/15/07, Seriec 1555 Class PK                              2,029                   2,029
      260                    260  5.75%,  1/15/08, Series 1606 Class G                                259                     259
      241                    241  6.25%, 6/15/08, Series 1544 Class E                                 242                     242
      422                    422  5.50%, 7/15/14, Series 1497 Class CC                                421                     421
    1,002                  1,002  6.00%, 11/15/16, Series 1560 Class X, Accrual Bond                1,002                   1,002
      157                    157  5.75%, 11/15/16, Series 1671 Class D                                157                     157
      500                    500  6.00%, 12/15/16, Series 1541 Class EA                               500                     500
    1,000                  1,000  4.00%, 12/15/16, Series 1541 Class EA                               981                     981
    1,000                  1,000  6.50%, 4/15/18, Series 1727 Class E                               1,010                   1,010
      300                    300  6.65%, 5/15/18, Series 1477 Class F                                 305                     305
    1,100                  1,100  5.80%,  2/15/19, Series 1614 Class G                              1,098                   1,098
      762                    762  9.30%, 3/15/19, Series 2 Class Z                                    802                     802
      199                    199  9.50%, 4/15/19 , Series 11 Class C                                  202                     202
      553                    553  6.00%, 6/15/19, Series 1552 Class F                                 553                     553
      997                    997  9.50%, 2/15/20, Series 26 Class F                                 1,070                   1,070
      500                    500  6.25%, 2/15/20, Series 1559 Class VF                                504                     504
      154                    154  7/15/20, Series 1570 Class D, P/O                                   147                     147
      251                    251  8.13%, 11/15/20 , Series 81 Class A                                 259                     259
      596                    596  8.60%, 1/15/21, Series 85 Class C                                   625                     625



See notes to financial statements.

 The One Group Limited Volatility Fund / Pegasus Short Bond Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                                 JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)

                        Proforma
  Pegasus    One Group  Combined                                                                                        Proforma
 Shares or   Shares or  Shares or                                                                Pegasus    One Group   Combined
 Principal   Principal  Principal                                                                Market      Market      Market
  Amount      Amount     Amount                       Security Description                        Value       Value       Value
---------- ----------- ---------- ----------------------------------------------------------- ----------- ----------- -----------
    1,147                  1,147  9.50%, 1/15/21, Series 99 Class Z                                 1,233                   1,233
      140                    140  1066.21%, 2/15/21 , Series 1045 Class G, HB                          39                      39
       57                     57  9.00%, 7/15/21, Series 192 Class H                                   57                      57
    1,088                  1,088  9.00%, 11/15/22, Series 1424 Class IF                             1,067                   1,067
                                                                                               ----------  ----------  ----------
                                                                                                   16,948      35,300      52,248
                                                                                               ----------  ----------  ----------

 Federal National Mortgage Assoc. (6.4%):
    1,000                  1,000  4.70%, 9/10/98                                                      998                     998
                 2,000     2,000  5.55%, 3/12/99                                                                1,999       1,999
                 4,000     4,000  6.35%, 4/8/99                                                                 4,022       4,022
                22,000    22,000  5.72%, 3/8/01 (b)                                                            22,014      22,014
                10,000    10,000  6.16%, 3/29/01 (b)                                                           10,117      10,117
                15,000    15,000  6.50%, 7/16/07                                                               15,687      15,687
      610                    610  5.75%, 11/25/16                                                     608                     608
                                                                                               ----------  ----------  ----------
                                                                                                    1,606      53,839      55,445
                                                                                               ----------  ----------  ----------
 Total U.S. Government Agency Securities                                                           18,554      89,139     107,693
                                                                                               ----------  ----------  ----------

 U.S. Treasury Obligations (24.8%):
 U.S. Treasury Notes (20.0%):
                 1,500     1,500  6.38%, 1/15/99 (b)                                                            1,506       1,506
    1,000                  1,000  8.88%, 2/15/99                                                    1,020                   1,020
    1,000                  1,000  7.00%, 4/15/99                                                    1,011                   1,011
                 3,000     3,000  6.50%, 4/30/99 (b)                                                            3,025       3,025
   14,645                 14,645  6.38%, 4/30/99                                                   14,748                  14,748
    6,000                  6,000  6.38%, 5/15/99                                                    6,043                   6,043
    3,000                  3,000  6.25%, 5/31/99                                                    3,019                   3,019
    2,200                  2,200  6.75%, 5/31/99                                                    2,224                   2,224
    1,000                  1,000  6.88%, 7/31/99                                                    1,014                   1,014
    6,300                  6,300  5.88%, 8/31/99                                                    6,325                   6,325
    2,000                  2,000  6.88%, 8/31/99                                                    2,030                   2,030
    4,000                  4,000  7.13%, 9/30/99                                                    4,076                   4,076
    2,935                  2,935  7.50%, 10/31/99                                                   3,008                   3,008
    1,000                  1,000  7.88%, 11/15/99                                                   1,031                   1,031
                16,300    16,300  5.88%, 11/15/99 (b)                                                          16,377      16,377
    9,750                  9,750  7.75%, 11/30/99                                                  10,041                  10,041
    2,000                  2,000  5.63%, 11/30/99                                                   2,003                   2,003
    1,000                  1,000  7.75%, 12/31/99                                                   1,032                   1,032
      700                    700  7.75%, 1/31/00                                                      698                     698
    9,100                  9,100  7.75%, 1/31/00                                                    9,401                   9,401
      960        3,500     4,460  8.50%, 2/15/00 (b)                                                1,004       3,660       4,664
    7,000                  7,000  7.13%, 2/29/00                                                    7,175                   7,175
      500                    500  6.88%, 3/31/00                                                      511                     511
    1,700                  1,700  6.75%, 4/30/00                                                    1,736                   1,736
                 4,000     4,000  8.88%, 5/15/00 (b)                                                            4,239       4,239
                 1,250     1,250  6.13%, 9/30/00 (b)                                                            1,266       1,266
   21,200                 21,200  6.25%, 4/30/01                                                   21,594                  21,594
    3,000                  3,000  6.50%, 5/31/01                                                    3,077                   3,077
    2,000                  2,000  6.63%, 6/30/01                                                    2,058                   2,058
    3,900                  3,900  7.88%, 8/15/01                                                    4,156                   4,156
                15,000    15,000  6.38%, 9/30/01 (b)                                                           15,361      15,361
    1,500                  1,500  6.25%, 10/31/01                                                   1,531                   1,531
    3,000                  3,000  7.50%, 11/15/01                                                   3,178                   3,178
    2,000                  2,000  5.875, 11/30/01                                                   2,021                   2,021
    5,900                  5,900  6.25%, 2/28/02                                                    6,036                   6,036
    1,015                  1,015  3.63%, 7/15/02                                                    1,004                   1,004
                 5,000     5,000  6.25%, 8/31/02 (b)                                                            5,130       5,130
                                                                                               ----------  ----------  ----------
                                                                                                  123,805      50,564     174,369
                                                                                               ----------  ----------  ----------

 U.S. Treasury STRIPS (4.8%):
                17,500    17,500  2/15/00 (b)                                                                  16,040      16,040
                18,500    18,500  11/15/01 (b)                                                                 15,422      15,422
                15,500    15,500  07/15/05                                                                     10,486      10,486
                                                                                               ----------  ----------  ----------
                                                                                                        -      41,948      41,948
                                                                                               ----------  ----------  ----------
 Total U.S. Treasury Obligations                                                                  123,805      92,512     216,317
                                                                                               ----------  ----------  ----------

 Yankee & Eurodollar (0.6%):
                 5,000     5,000  Peoples Republic of China, 7.38%, 7/3/01 (b)                                  5,031       5,031
                                                                                               ----------  ----------  ----------
 Total Yankee & Eurodollar                                                                              -       5,031       5,031
                                                                                               ----------  ----------  ----------

 Investment Companies (0.6%):
    4,842                  4,842  Pegasus Cash Management Fund, Class I                             4,842                   4,842




See notes to financial statements.

 The One Group Limited Volatility Fund / Pegasus Short Bond Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                                 JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)

                        Proforma
  Pegasus    One Group  Combined                                                                                        Proforma
 Shares or   Shares or  Shares or                                                                Pegasus    One Group   Combined
 Principal   Principal  Principal                                                                Market      Market      Market
  Amount      Amount     Amount                       Security Description                        Value       Value       Value
---------- ----------- ---------- ----------------------------------------------------------- ----------- ----------- -----------
                                                                                               ----------  ----------  ----------
 Total Investment Companies                                                                         4,842           -       4,842
                                                                                               ----------  ----------  ----------

 Repurchase Agreements  (0.5%):
                 4,688     4,688  Prudential Securities, 6.10%, 7/1/98, (Collateralized by
                                  $4,825 U.S. Treasury Bills, 9/3/98, market value $4,782)                      4,688       4,688
                                                                                               ----------  ----------  ----------
 Total Repurchase Agreements                                                                            -       4,688       4,688
                                                                                               ----------  ----------  ----------

 Short-Term Securities Held as Collateral  (6.3%):
 Master Notes  (1.0%):
                 2,527     2,527  Bear Stearns Mortgage Capital, 6.77%, 10/9/98*                                2,527       2,527
                 1,684     1,684  Danaher Corp., 6.68%, 10/9/98*                                                1,684       1,684
                 2,527     2,527  Merrill Lynch Mortgage Capital, 6.75%, 7/23/98*                               2,527       2,527
                 2,274     2,274  NationsBanc Capital Markets, 6.70%, 7/1/98*                                   2,274       2,274
                                                                                               ----------  ----------  ----------
                                                                                                        -       9,012       9,012
                                                                                               ----------  ----------  ----------

 Put Bonds  (0.7%):
                 2,527     2,527  Citicorp, 5.94%, 8/3/98*                                                      2,527       2,527
                 1,684     1,684  GMAC, 5.85%, 11/10/99*                                                        1,687       1,687
                 1,684     1,684  Greenwich Capital, 6.11%, 12/13/99*                                           1,684       1,684
                                                                                               ----------  ----------  ----------
                                                                                                        -       5,898       5,898
                                                                                               ----------  ----------  ----------

 Repurchase Agreements  (4.6%):
                 9,264     9,264  Donaldson, Lufkin & Jenrette, 6.65%, 7/1/98 (Collateralized
                                  by $9,472 various Corporate and Government Securities,
                                  0.00% - 17.25%, 10/15/02 - 4/15/35, market value $9,621)                      9,264       9,264
                 8,422     8,422  Goldman Sachs, 6.65%, 7/1/98 (Collateralized by $8,977
                                  various Corporate Bonds, 0.00%, 7/7/98 - 9/18/98, market
                                  value $8,944)                                                                 8,422       8,422
                18,529    18,529  Lehman Brothers, 6.65%, 7/1/98 (Collateralized by $18,993
                                  various Corporate Bonds, 0.00% - 10.13%, 9/15/99 -
                                  10/17/96, market value $19,880)                                              18,530      18,530
                 1,735     1,735  Lehman Brothers, 6.47%, 7/1/98 (Collateralized by $1,822
                                  Media One Group Bonds, 0.00%, 10/5/98, market value
                                  $1,822)                                                                       1,735       1,735
                 2,190     2,190  Lehman Brothers, 6.00%, 7/1/98 (Collateralized by $13,709
                                  various Government Securities, 0.00% - 7.50%, 12/1/18 -
                                  5/1/24, market value $2,254)                                                  2,190       2,190
                                                                                               ----------  ----------  ----------
                                                                                                        -      40,141      40,141
                                                                                               ----------  ----------  ----------
 Total Short-Term Securities Held as Collateral                                                         -      55,051      55,051
                                                                                               ----------  ----------  ----------
 Total (Cost $908,012) (a)                                                                    $   254,217 $   664,245 $   918,462
                                                                                               ==========  ==========  ==========

 ------------
 Percentages indicated are based on net assets of $872,151.
 (a)    Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follo thousands):

                        Unrealized appreciation...............................................$    10,916
                        Unrealized depreciation................................................      (466)
                                                                                              -----------
                        Net unrealized appreciation...........................................$    10,450
                                                                                              ===========
 (b) A portion of this security was loaned as of June 30, 1998.

 * The interest rate, for this variable rate note, which will change periodically, is based upon prime rates or an index of market reflected on the Schedule of Portfolio of Investments is the rate in effect at June 30, 1998.

 AR         Adjustable Rate
 ARM        Adjustable Rate Mortgage
 CMO        Collateralized Mortgage Obligation
 HB         High Coupon Bond
 IF         Inverse Floater
 IO         Interest Only
 MTN        Medium Term Note
 PO         Principal Only


See notes to financial statements.

The One Group Intermediate Bond Fund / Pegasus Intermediate Bond Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                              JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                     Proforma
Pegasus   One Group  Combined                                                                                             Proforma
Shares or Shares or  Shares or                                                                     Pegasus    One Group   Combined
Principal Principal  Principal                                                                      Market     Market      Market
 Amount    Amount     Amount                          Security Description                          Value       Value       Value
------- --------- ----------  ------------------------------------------------------------------- ---------- ---------- -----------
Asset Backed Securities (11.9%):
$       $   1,000 $   1,000   Advanta Credit Card Master Trust, Series 96-A, 6.00%,
                              11/15/05                                                              $          $   1,025 $    1,025
     37                  37   Advanta Mortgage Loan Trust Asset Backed Certificate:
                              1994 Series, Class A2, 7.60%, 7/25/10                                         37                   37
              309       309   Advanta Mortgage Loan Trust, Series 94-4, Class A1, 8.55%,
                               11/25/12                                                                              314        314
            5,000     5,000   Aesop Funding II, Series 97-1, Class A2, 6.40%, 10/20/03
            2,622     2,622   Aircraft Lease Portfolio Securitization Ltd., Series 94-1,                           5,041      5,041
                              Class A2, 7.15%, 9/15/04                                                             2,639      2,639
    781                 781   Arcadia Automobile Receivables Trust Asset Backed Pass Thru Ctfs.,
                              1997 Series C, Class A2, 6.05%, 11/15/00                                     783                  783
  2,000               2,000   Arcadia Automobile Receivables Trust Asset Backed Pass Thru Ctfs.,
                              1997 Series B, Class A3, 6.30%, 7/16/01                                    2,009                2,009
  2,400               2,400   Arcadia Automobile Receivables Trust Asset Backed Pass Thru Ctfs.,
                              1998 Series B, Class A3, 5.95%, 11/15/02                                   2,401                2,401
  2,000               2,000   Arcadia Automobile Receivables Trust Asset Backed Pass Thru Ctfs.,
                              1998 Series A, Class AY, 6.00%, 11/15/03                                   2,001                2,001
  3,000               3,000   Arcadia Automobile Receivables Trust Asset Backed Pass Thru Ctfs.,
                              1998 Series B, Class A4, 6.00%, 11/15/03                                   3,002                3,002
    645                 645   Case Equipment Loan Trust Asset Backed Ctf.,
                              1994 Series C, Class A2, 8.10%, 6/15/01                                      647                  647
    960                 960   Case Equipment Loan Trust Asset Backed Ctf.,
                              1995 Series B, Class A3, 6.15%, 9/15/02                                      964                  964
  4,031               4,031   Case Equipment Loan Trust Asset Backed Ctf.,
                              1996 Series A, Class A2, 5.50%, 2/15/03                                    4,025                4,025
    294                 294   Chase Manhattan Guarantor Trust Automobile Loan Pass Thru Ctfs.,
                              Series 1995-B, Class A, 5.90%, 11/15/01                                      295                  295
              552       552   Chase Manhattan Guarantor Trust, Series 96-A, Class A,
                              5.20%, 2/15/02                                                                         550        550
    250                 250   Chemical Master Credit Card Asset Backed Certificate:
                              Series 1995, Class A, 6.23%, 8/15/02                                         254                  254
  1,254               1,254   Chevy Chase Auto Receivable Trust Asset Backed Pass Thru Ctf.,
                              Series 1997-4, Class A, 6.25%, 6/15/04                                     1,258                1,258
            5,440     5,440   Circuit City Credit Card Master Trust, Series 95-1, Class A,
                              6.38%, 8/15/05                                                                       5,505      5,505
    231                 231   Collaterized Mortgage Obligation Trust CMO,
                              Series 12, Class D, 9.50%, 2/1/17                                            234                  234
    152                 152   Collaterized Mortgage Obligation Trust CMO,
                              Series 16, Class Q, IF, 3/20/18                                              162                  162
    308                 308   Collaterized Mortgage Securities Corp. CMO,
                              Series 88-2 Class B, 8.80%, 4/20/19                                          323                  323
  2,291               2,291   CPS Auto Trust Asset Backed Pass Thru Ctf.,
                              Series 1997-4, Class A1, 6.07%, 3/15/03                                    2,294                2,294
            6,000     6,000   EQCC Home Equity Loan Trust, Series 96-4, Class A6,
                              6.88%, 7/15/14                                                                       6,180      6,180
            2,000     2,000   First Bank Corporate Card Master Trust, Series 97-1, Class
                              B, 6.55%, 2/15/03                                                                    2,054      2,054
  2,000               2,000   First USA Credit Card Master Trust Asset Backed Pass Thru Ctf.,
                              Series 1995-1, Class A, AR, 10/15/01                                       2,002                2,002
  1,700               1,700   Ford Credit Auto Owner Trust Asset Backed Pass Thru Ctf.,
                              Series 1997-B, Class A2, 5.95%, 1/15/00                                    1,702                1,702
     79                  79   Greentree Financial Corp. Loan Trust Asset Backed Ctf.,
                              Series 1994-B1, Class A!, 7.15%, 7/15/14                                      80                   80
            4,000     4,000   Greentree Financial Corp., Series 93-2, Class B, 8.00%,
                              07/15/18                                                                             4,200      4,200
  1,101               1,101   Greentree Financial Corp. Loan Trust Asset Backed Ctf.,
                              Series 1993-4, Class A2, 5.85%, 1/15/19                                    1,101                1,101
     61                  61   Greentree Financial Corp. Loan Trust Asset Backed Ctf.,
                              Series 1994-B, Class A2, 7.30%, 11/15/19                                      61                   61
            3,000     3,000   Greentree Financial Home Improvement Corp., Series 97-D,
                              Class HIA2, 6.45%, 10/15/23                                                          3,030      3,030
            5,000     5,000   Greentree Home Improvement Loan Trust, Series 95-D,
                              6.95%, 9/15/25                                                                       5,075      5,075
           10,000             Keycorp Auto, Series 97-2A4, 6.15%, 10/15/01                                        10,041     10,041
    345                 345   MBNA Master Credit Card Trust Asset Backed Ctf.,
                              Series 1994-C, Class A, Flt Rate, 3/15/04                                    347                  347
  1,700               1,700   Merrill Lynch Trust 43-E CMO,:
                              Series 43, Class E, 6.50%, 8/27/15                                         1,699                1,699
    818                 818   Merrill Lynch Home Equity Loan Asset Backed Pass Thru Ctf.,
                              Series 1992-1, Class A, AR, 7/15/22                                          819                  819
    534                 534   Merrill Lynch MBS Inc. Project Pass Thru Ctf.,
                              Series 144-S, 7.43%, 7/25/24                                                 545                  545
    204                 204   Morgan Stanley Mortgage Trust, CMO,
                              Series 35-2, HB, IF, 4/20/21                                                 315                  315
    199                 199   Morgan Stanley Mortgage Trust, CMO,
                              Series 37-2, HB, IF, 7/20/21                                                 428                  428
    382                 382   Morgan Stanley Mortgage Trust, CMO,

See notes to financial statements.

The One Group Intermediate Bond Fund / Pegasus Intermediate Bond Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                              JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                     Proforma
Pegasus   One Group  Combined                                                                                             Proforma
Shares or Shares or  Shares or                                                                     Pegasus    One Group   Combined
Principal Principal  Principal                                                                      Market     Market      Market
 Amount    Amount     Amount                          Security Description                          Value       Value       Value
------- --------- ----------  ------------------------------------------------------------------- ---------- ---------- -----------
                              Series 39-3, PO, 12/20/21                                                    316                  316
    175                       National Rural Collateral Trust, 7.30%, 9/15/06                              188                  188
    578                 578   Navistar Financial Corp. Owner Trust Asset Backed Pass Thru Ctf.,
                              Series 1995-A, Class A2, 6.55%, 11/20/01                                     579                  579
  2,000               2,000   Newcourt Receivables Trust Asset Backed Pass Thru Ctf.,
                              Series 1997-1, Class A2, 6.04%, 6/20/00                                    2,004                2,004
  3,120               3,120   Olympic Automobile Receivables Trust Asset Backed Pass Thru Ctf.,
                              Series 1995-E, Class 4, 5.85%, 3/15/01                                     3,123                3,123
    577                 577   Olympic Automobile Receivables Trust Asset Backed Pass Thru Ctf.,
                              Series 1995-B, Class A2, 7.35%, 10/15/01                                     582                  582
  3,239               3,239   Olympic Automobile Receivables Trust Asset Backed Pass Thru Ctf.,
                              Series 1995-C, Class A2, 6.20%, 1/15/02                                    3,249                3,249
  4,500               4,500   Olympic Automobile Receivables Trust Asset Backed Pass Thru Ctf.,
                              Series 1996-C, Class A4, 6.80%, 3/15/02                                    4,560                4,560
  2,650               2,650   Olympic Automobile Receivables Trust Asset Backed Pass Thru Ctf.,
                              Series 1996-C, Class A5, 7.00%, 3/15/04                                    2,722                2,722
  1,962               1,962   Onyx Acceptance Grantor Trust Auto Loan Pass Thru Ctf.,
                              Series 1996-1, Class A, 5.40%, 5/15/01                                     1,956                1,956
  1,612               1,612   Onyx Acceptance Grantor Trust Auto Loan Pass Thru Ctf.,
                              Series 1997-1, Class A, 6.55%, 9/15/03                                     1,625                1,625
              750       750   Prime Credit Card Master Trust, Series 96-1, 6.70%, 7/15/04
            5,000             Rental Car Finance, Series 97-1, Class A2, 6.45%, 8/25/04                              767        767
    342                 342   Rural Housing Trust 1987-1, Senior Mortgage Pass Thru Ctf.,
                              Sub Class 3-B, 7.33%, 4/1/26                                                 351                  351
              467       467   Sears Credit Account Master Trust, Series 95-4, Class A,                             5,063      5,063
                              6.25%, 1/15/03                                                                         468        468
    300                 300   Sears Credit Account Master Trust Asset Backed Ctf.,
                              Series 1995-3, Class A, 7.00%, 10/15/04                                      307                  307
  1,000               1,000   Sears Credit Account Master Trust Asset Backed Ctf.,
                              Series 1998-1A, 5.80%, 8/15/05                                               998                  998
  1,000               1,000   Standard Credit Card Master Trust Asset Backed Ctf.,
                              Series 1991-6, Class A, 7.875%, 1/7/00                                     1,008                1,008
  2,520               2,520   Standard Credit Card Master Trust Asset Backed Ctf.,
                              Series 1995-10, Class A, 5.90%, 2/7/01                                     2,524                2,524
  2,200               2,200   Superior Wholesale Inventory Fing Trust Asset Backed Ctf.,
                              Series 1996-A, Class A, AR, 3/15/01                                        2,200                2,200
            4,000     4,000   Team Fleet Financing Corp., Series 97-1, Class A, 7.35%,
                              05/15/03                                                                             4,139      4,139
    175                 175   Toyota Auto Receivable Grantor Trust Asset Backed Ctf.,
                              Series 1995-A, Class A, 5.85%, 3/15/01                                       175                  175
              350       350   UFSB, Series 94-B, Class B, 6.43%, 7/10/00
            2,296             Union Acceptance Corp., Series 95-D, 6.03%, 1/7/03                                     350        350
    279                 279   Western Financial Owner Trust Asset Backed Pass Thru Ctf.,
                              Series 1996-A, Class A3, 6.05%, 6/01/00                                      279                  279
  3,017               3,017   Western Financial Owner Trust Asset Backed Pass Thru Ctf.,
                              Series 1997-C, Class A2, 5.95%, 6/20/00                                    3,018                3,018
  2,856               2,856   Western Financial Owner Trust Asset Backed Pass Thru Ctf.,
                              Series 1997-B, Class A2, 6.05%, 7/20/00                                    2,860                2,860
  2,000               2,000   Western Financial Owner Trust Asset Backed Pass Thru Ctf.,
                              Series 1997-D, Class A2, 6.20%, 9/20/00                                    2,003                2,003
  3,685               3,685   Western Financial Owner Trust Asset Backed Pass Thru Ctf.,
                              Series 1996-A, Class A4, 6.15%, 6/01/01                                    3,697                3,697
  4,000               4,000   Western Financial Owner Trust Asset Backed Pass Thru Ctf.,
                              Series 1997-B, Class A3, 6.30%, 7/20/01                                    4,038                4,038
  2,526               2,526   Western Financial Owner Trust Asset Backed Pass Thru Ctf.,
                              Series 1996-D, Class A3, 6.05%, 7/20/01                                    2,533                2,533
  1,068               1,068   Western Financial Owner Trust Asset Backed Pass Thru Ctf.,
                              Series 1995-4, Class A1, 6.20%, 2/01/02                                    1,071                1,071
  6,000               6,000   Western Financial Owner Trust Asset Backed Pass Thru Ctf.,
                              Series 1996-C, Class A4, 6.80%, 12/20/03                                   6,083                6,083
  2,900               2,900   Western Financial Owner Trust Asset Backed Pass Thru Ctf.,
                              Series 1998-B, Class A4, 6.05%, 4/20/03                                    2,899                2,899
            6,000     6,000   World Financial Network Credit Card, Series 96-1, Class A,                           2,296      2,296
                              6.70%, 2/15/04                                                                       6,138      6,138
  1,303               1,303   World Omni Automobile  LSE SEC Trust Asset Backed Ctf.,
                              Series 1995-A, Class A, 6.05%, 11/25/01                                    1,303                1,303
  4,298               4,298   World Omni Automobile  Asset Backed Ctf.,
                              Series 1997-A, Class A4, 6.90%, 6/25/03                                    4,369                4,369
  2,500               2,500   World Omni Automobile  LSE SEC Trust Asset Backed Ctf.,
                              Series 1997-B, Class A1, 6.07%, 11/25/03                                   2,505                2,505
                                                                                                     ---------  --------   --------
Total Asset Backed Securities                                                                           94,913    64,875    159,788
                                                                                                     ---------  --------   --------

Corporate Bonds  (12.7%):
Banking, Finance & Insurance  (5.7%):
    200                 200   ABN Amro Bank NV Chicago, 7.25%, 5/31/05                                     212                  212
    300                 300   American Express Credit Corp., 8.50%, 6/15/99                                307                  307
  1,675               1,675   Associates Corp. of North America, 9.13%, 4/1/00                           1,761                1,761
    300                 300   Associates Corp. of North America, 6.63%, 6/15/05                            306                  306

See notes to financial statements.

The One Group Intermediate Bond Fund / Pegasus Intermediate Bond Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                              JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                     Proforma
Pegasus   One Group  Combined                                                                                             Proforma
Shares or Shares or  Shares or                                                                     Pegasus    One Group   Combined
Principal Principal  Principal                                                                      Market     Market      Market
 Amount    Amount     Amount                          Security Description                          Value       Value       Value
------- --------- ----------  ------------------------------------------------------------------- ---------- ---------- -----------
  3,625               3,625   Associates Corp. of North America, 8.15%, 8/1/09                           4,161                4,161
  1,750               1,750   Associates Corp. of North America, 5.96%, 5/15/37                          1,772                1,772
            5,000     5,000   Bankers' Trust, 7.25%, 1/15/03                                                       5,206      5,206
            4,000     4,000   Capital One Bank, 6.61%, 6/22/99                                                     4,010      4,010
    200                 200   Cit Group Holdings, 8.38%, 11/1/01                                           214                  214
    250                 250   Citicorp Subordinated Notes, 6.75%, 8/15/05                                  257                  257
    200                 200   Commercial Credit Group Inc., 9.60%, 5/15/99                                 207                  207
            3,000     3,000   First Hawaiian, Inc., 6.25%, 8/15/00                                                 3,008      3,008
            1,000     1,000   Ford Motor Credit Corp., 6.63%, 6/30/03                                              1,023      1,023
  2,000               2,000   Ford Motor Credit Corp., 8.20%, 2/15/02                                    2,136                2,136
            4,000     4,000   General Motors Acceptance Corp., 5.88%, 1/22/03                                      3,940      3,940
           10,000    10,000   Goldman Sachs Group, 6.38%, 6/15/00                                                 10,074     10,074
            5,000     5,000   Greenwich Capital, 7.04%, 12/13/99, Private Placement                                4,999      4,999
            5,000     5,000   International Lease, 6.38%, 8/1/02                                                   5,063      5,063
            3,000     3,000   Lehman Brothers Holdings, Inc., 7.25%, 4/15/03                                       3,124      3,124
            5,000     5,000   Lehman Brothers Holdings, Inc., 8.88%, 3/1/02                                        5,431      5,431
            3,000     3,000   Lehman Brothers Holdings, Inc., 9.88%, 10/15/00                                      3,240      3,240
            6,000     6,000   Liberty Mutual Insurance, 8.20%, 5/4/07                                              6,697      6,697
            5,000     5,000   MBNA Corp., 6.29%, 5/23/03*                                                          5,015      5,015
    200                 200   Mellon Financial Corporation Note, 7.63%, 11/15/99                           205                  205
            4,000     4,000   Metropolitan Life, 7.00%, 11/1/05                                                    4,130      4,130
    170                 170   Midland Bank, 8.63%, 12/15/04                                                191                  191
    100                 100   Norwest Financial Incorporated Senior Note, 7.00%, 1/15/03                   104                  104
                                                                                                     ---------  --------   --------
                                                                                                        11,833    64,960     76,793
                                                                                                     ---------  --------   --------
Gas & Electric Utility  (0.8%):
            2,500     2,500   Duke Power Co., 7.00%, 6/1/00                                                        2,550      2,550
            1,931     1,931   Kern River Fund, 6.42%, 3/31/01 (b)                                                  1,942      1,942
            6,000     6,000   Ohio Power, 6.73%, 11/1/04                                                           6,172      6,172
                                                                                                     ---------  --------   --------
                                                                                                             -    10,664     10,664
                                                                                                     ---------  --------   --------

Industrial Goods & Services (3.0%):
            5,000     5,000   Atlas Copco AB, 6.50%, 4/1/08                                                        5,025      5,025
  1,900               1,900   Bellsouth Telecommunications Put Notes, 6.00%, 6/15/02                     1,905                1,905
            5,000     5,000   Cox Radio, Inc., 6.38%, 5/15/05, Series 144A                                         5,038      5,038
    200                 200   Dillard Investment Company, 9.25%, 2/1/01                                    215                  215
            5,000     5,000   Excel Paralubes Funding, 7.13%, 11/1/11                                              5,255      5,255
            2,000     2,000   Limited, Inc., 8.88%, 8/15/99                                                        2,055      2,055
              600       600   Lockheed Martin Corp., 9.38%, 10/15/99                                                 625        625
            4,000     4,000   Oracle Corp., 6.72%, 2/15/04                                                         4,105      4,105
    200                 200   Rockwell International Corp., 8.88%, 9/15/99                                 207                  207
            5,000     5,000   Sears Roebuck Acceptance, Series MTN3, 7.07%, 9/18/01                                5,143      5,143
            5,000     5,000   Thomas & Betts, Series MTN, 6.29%, 2/13/03                                           5,000      5,000
            5,000     5,000   Tyco International Group SA, 6.25%, 6/15/03                                          4,988      4,988
              650       650   VF Corp., 6.63%, 3/15/03                                                               663        663
    150                 150   Wal Mart Stores Inc., 8.63%, 4/1/01                                          161                  161
                                                                                                     ---------  --------   --------
                                                                                                         2,488    37,897     40,385
                                                                                                     ---------  --------   --------

Real Estate  (0.7%):
            5,000     5,000   Meditrust, 7.60%, 7/15/01                                                            5,150      5,150
            4,000     4,000   Prime Properties Funding, 6.80%, 8/15/02                                             4,080      4,080
                                                                                                     ---------  --------   --------
                                                                                                             -     9,230      9,230
                                                                                                     ---------  --------   --------

Telecommunications  (0.3%):
            4,000     4,000   Cable & Wire Communications, 6.63%, 3/6/05                                           4,045      4,045
                                                                                                     ---------  --------   --------
                                                                                                             -     4,045      4,045
                                                                                                     ---------  --------   --------

Yankee & Eurodollar (2.2%):
    983                 983   African Development Bank Note, 9.30%, 7/1/00                               1,044                1,044
            5,000     5,000   Avon Energy Partners, 7.05%, 12/11/07, Series 144A                                   5,200      5,200
            3,000     3,000   D.R. Investments, 7.10%, 5/15/02                                                     3,090      3,090
            4,000     4,000   Dao Heng Bank, 7.75%, 1/24/07                                                        3,245      3,245
            2,000     2,000   Kingdom of Thailand, 7.75%,  4/15/07 (b)                                             1,788      1,788
  1,500               1,500   Metropolis of Tokyo, 8.70%, 10/5/99                                        1,554                1,554
    400                 400   National Australia Bank Ltd., 9.70%, 10/15/98                                404                  404
              500       500   Nippon Telephone & Telegraph, 9.50%, 7/27/98                                           501        501
  3,500               3,500   Ontario Province of Canada Senior Unsubordinated Debenture, 7.38%,
                              1/27/03                                                                    3,694                3,694
            6,225     6,225   Petronas, 6.88%, 7/1/03 (b)                                                          5,517      5,517
            3,000     3,000   Ras Laffan Gas, 7.63%, 9/15/06                                                       2,906      2,906
                                                                                                     ---------  --------   --------
                                                                                                         6,696    22,247     28,943
                                                                                                     ---------  --------   --------
Total Corporate Bonds                                                                                   21,017   149,043    170,060
                                                                                                     ---------  --------   --------

Other Mortgage Backed Securities  (2.0%):
            1,657     1,657   BHN, Series 97-1, Class A2, 7.92%, 7/25/09                                           1,641      1,641
            4,000     4,000   Equitable, Series 174, Class A1, 7.24%, 5/15/06, Private Placement                   4,258      4,258
            2,000     2,000   J.P. Morgan & Co., Inc., Series 97, Class C4, 7.47%, 12/26/28                        2,134      2,134

See notes to financial statements.

The One Group Intermediate Bond Fund / Pegasus Intermediate Bond Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                              JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                     Proforma
Pegasus   One Group  Combined                                                                                             Proforma
Shares or Shares or  Shares or                                                                     Pegasus    One Group   Combined
Principal Principal  Principal                                                                      Market     Market      Market
 Amount    Amount     Amount                          Security Description                          Value       Value       Value
------- --------- ----------  ------------------------------------------------------------------- ---------- ---------- -----------
            5,000     5,000   JPMC, Series 96-C2, Class B, 6.80%, 11/25/27                                         5,113      5,113
            5,000     5,000   MLMI, Series 97-C2 A2, 6.54%, 12/10/29                                               5,140      5,140
            4,000     4,000   Mortgage Capital Funding Inc., Series 96-MC2, Class A3, 7.08%, 9/20/06               4,188      4,188
            1,740     1,740   Prudential Home Mortgage Securities, 6.50%, 5/25/00                                  1,737      1,737
            3,022     3,022   Wells Fargo Capital Markets, Series 96-1, Class A1, 6.56%, 12/29/05                  3,056      3,056
                                                                                                     ---------  --------   --------
Total Other Mortgage Backed Securities                                                                       -    27,267     27,267
                                                                                                     ---------  --------   --------

U.S. Government Agency Mortgages (39.0%):
Federal Home Loan Mortgage Corp. (15.3%):
  2,318               2,318   8/15/99, Series 1329 Class S, IO, IF                                          66                   66
    145                 145   8.00%, 6/1/01, #252601                                                       148                  148
            9,294     9,294   6.50%, 10/1/04, Gold Pool #M80495                                                    9,384      9,384
    815                 815   9.00%, 1/1/06, Series 1807 Class G                                           865                  865
     12                  12   1008.50%, 5/15/06, Series 1072 Class A, HB                                   241                  241
      1                   1   10.08%, 6/15/06, Series 1098 Class M, HB                                      37                   37
            2,000     2,000   7.00%, 6/15/06, Series #1457-PH, CMO                                                 2,035      2,035
  1,500               1,500   4.50%, 3/15/07, Series 1295 Class JB                                       1,426                1,426
               49        49   8.00%, 4/1/07, Pool #160022                                                             51         51
      6                   6   981.86%, 6/15/07, Series 1298 Class L, HB                                    172                  172
    403                 403   10/15/07, Series 1389 Class SA, IF                                           374                  374
  1,214               1,214   5.50%, 10/15/07, Series 1640 Class A                                       1,199                1,199
    920                 920   11/15/07, Series 1414 Class LB, IF                                           925                  925
    583                 583   12/15/07, Series 1450 Class F                                                583                  583
 11,501              11,501   2/15/08, Series 1465 Class SA, IO, IF                                        476                  476
    460                 460   5.50%, 4/15/08, Series 1489 Class L                                          455                  455
    874                 874   6.00%, 4/15/08, Series 1531 Class K                                          859                  859
  1,335               1,335   5/15/08, Series 1506 Class F, AR                                           1,347                1,347
  7,063               7,063   5/15/08, Series 1506 Class SD, IO, IF                                        362                  362
    228                 228   5/15/08, Series 1506 Class S, IF                                             227                  227
  1,447               1,447   5/15/08, Series 1513 Class TA, V/R                                         1,439                1,439
              806       806   7.50%, 8/1/08, Gold Pool #G10117                                                       831        831
    828                 828   8/15/08, Series 1565 Class K                                                 719                  719
    171                 171   7.50%, 9/1/08, #252600                                                       174                  174
  1,048               1,048   6.00%, 9/15/08, Series 1586 Class A                                        1,044                1,044
    850                 850   10/15/08, Series 1600 Class SC, V/R                                          915                  915
    898                 898   10/15/08, Series 1900 Class I, P/O                                           715                  715
  2,208               2,208   12/15/08, Series 1635 Class O, FLT                                         2,228                2,228
    604                 604   12/15/08, Series 1647 Class FB, AR                                           599                  599
  1,127               1,127   12/15/08, Series 1647 Class SB, IF                                         1,124                1,124
  1,798               1,798   12/15/08, Series 1655 Class F, AR                                          1,831                1,831
    217                 217   12/15/08, Series 1655 Class SA, IF                                           200                  200
  1,000               1,000   12/15/08, Series 1849 Class A, P/O                                           681                  681
  3,500               3,500   10/15/08, Series 1967, P/O                                                 2,851                2,851
    890                 890   12/15/08, Series 2017 Class SE, V/R                                          826                  826
            9,622     9,622   6.00%, 12/15/08, Series #1624, CMO                                                   9,595      9,595
  1,392               1,392   2/15/09, Series 1796-A, Class S, IF                                        1,300                1,300
  3,000               3,000   3/15/09, Series 1900 Class FA, FLT                                         3,021                3,021
            2,897     2,897   8.50%, 1/1/10, Gold Pool #G10305                                                     3,019      3,019
            1,450     1,450   8.50%, 1/1/10, Gold Pool #E00356                                                     1,511      1,511
              203       203   7.00%, 8/1/10, Gold Pool #E20187                                                       208        208
            3,165     3,165   7.00%, 9/1/10, Gold Pool #E00393                                                     3,237      3,237
            2,873     2,873   7.50%, 7/1/11, Gold Pool #E20253                                                     2,964      2,964
  5,610               5,610   3/15/12, Series 1993 Class SJ, IF, IO                                        461                  461
            8,733     8,733   7.00%, 9/1/12, Gold Pool #E00506                                                     8,896      8,896
            6,753     6,753   6.50%, 1/1/13, Pool #E68904                                                          6,799      6,799
            9,798     9,798   6.50%, 4/1/13, Gold Pool #E69986                                                     9,865      9,865
            5,029     5,029   6.50%, 4/1/13, Pool #E00542                                                          5,064      5,064
 12,157              12,157   10/15/13, Series 1595 Class S, IO, IF                                        505                  505
    827                 827   12.00%, 8/1/15, #170269                                                      934                  934
    362                 362   12.00%, 7/1/19, #555238                                                      409                  409
  1,300               1,300   9.50%, 7/15/19, Series 11 Class D                                          1,402                1,402
    124                 124   9.40%, 8/15/19, Series 23 Class E                                            125                  125
  1,250               1,250   6.50%, 11/15/19, Series 1418 Class B                                       1,256                1,256
    250                 250   6.00%, 12/15/19, Series 1666 Class E                                         250                  250
  1,618               1,618   5.50%, 12/15/19, Series 1709 Class C                                       1,606                1,606
  4,500               4,500   7.15%, 2/15/20, Series 1446 Class G                                        4,604                4,604
            8,000     8,000   8.00%, 2/15/20, Gold Series #1770-PE, CMO                                            8,185      8,185
            3,000     3,000   6.00%, 4/15/20, Series #1534-F, CMO                                                  2,970      2,970
     54                  54   84.00%, 5/15/20, Series 41 Class I, HB                                       169                  169
    485                 485   10.00%, 6/15/20, Series 47 Class F                                           522                  522
              540       540   8.00%, 7/1/20, Gold Pool #A01047                                                       564        564
  1,186               1,186   7.80%, 9/15/20, Series 46 Class B                                          1,225                1,225
  1,147               1,147   9.50%, 1/15/21, Series 99 Class Z                                          1,233                1,233
    557                 557   5/15/21, Series 1079 Class S, IF                                             657                  657
    399                 399   5/15/21, Series 1084 Class F, AR                                             407                  407
    279                 279   5/15/21, Series 1084 Class S, IF                                             370                  370
  2,250               2,250   8.50%, 9/15/21, Series 1144 Class KB                                       2,350                2,350
            9,440     9,440   6.50%, 10/15/21, Series #1590-GA, CMO                                                9,596      9,596



See notes to financial statements.

The One Group Intermediate Bond Fund / Pegasus Intermediate Bond Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                              JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                     Proforma
Pegasus   One Group  Combined                                                                                             Proforma
Shares or Shares or  Shares or                                                                     Pegasus    One Group   Combined
Principal Principal  Principal                                                                      Market     Market      Market
 Amount    Amount     Amount                          Security Description                          Value       Value       Value
------- --------- ----------  ------------------------------------------------------------------- ---------- ---------- -----------
     11                  11   1167.776%, 11/15/21, Series 1172 Class L, HB                                 296                  296
  1,000               1,000   7.75%, 12/15/21, Series 1347 Class BH                                      1,042                1,042
  1,296               1,296   7.00%, 12/20/21, Series 1956 Class A                                       1,306                1,306
     32                  32   1/15/22, Series 1196 Class B, HB, IF                                         432                  432
               25        25   7.00%, 4/1/22, Pool #D17544                                                             26         26
  1,100               1,100   7.00%, 5/15/22, Series 1250 Class J                                        1,117                1,117
    523                 523   9/15/22, Series 1543 Class KC, V/R                                           518                  518
  2,238               2,238   10/15/22, Series 1646 Class MB, FLT                                        2,222                2,222
    952                 952   10/15/22, Series 1646 Class MD, V/R                                          976                  976
  3,500               3,500   11/15/22, Series 2002 Class A, P/O                                         2,506                2,506
  2,491               2,491   12/15/22, Series 1483 Class FB, AR                                         2,515                2,515
  3,000               3,000   1/15/23, Series 1603 Class IF, AR                                          3,064                3,064
    677                 677   2/15/23, Series 1470 Class F, AR                                             672                  672
    767                 767   3/15/23, Series 1487 Class IB, V/R                                           743                  743
    729                 729   6.00%, 4/15/23, Series 1484 Class O                                          718                  718
      6                   6   5/15/23, Series 204 Class E, HB, IF                                          146                  146
  1,149               1,149   5/15/23, Series 1694 Class SE, IF                                          1,140                1,140
    867                 867   9/15/23, Series 1583 Class NS, IF                                            812                  812
  6,723               6,723   6.25%, 9/15/23, Series 1589 Class Z                                        6,413                6,413
  1,500               1,500   10/15/23, Series 1689 Class SD, IF                                         1,543                1,543
  6,341               6,341   10/15/23, Series 1859 Class SB, AR                                         1,091                1,091
  2,492               2,492   10/15/23, Series 1927 Class F, AR                                          2,507                2,507
  1,112               1,112   11/15/23, Series 1619 Class CS, FLT                                        1,137                1,137
    800                 800   11/25/23, Series 24-Z 6025                                                   789                  789
    518                 518   6.00%, 11/25/23, Series 1685 Class Z                                         484                  484
  2,500               2,500   12/15/23, Series 1628 Class S, IF                                          1,960                1,960
  2,500               2,500   12/15/23, Series 1854 Class SE, IO, IF                                       527                  527
  2,274               2,274   2/15/24, Series 1700 Class GA, P/O                                         1,548                1,548
  7,666               7,666   4/25/24, Series G-29 Class SD, IF, IO                                        259                  259
            2,187     2,187   8.00%, 8/1/24, Pool #G00245                                                          2,270      2,270
            1,934     1,934   8.00%, 11/1/24, Gold Pool #C00376                                                    2,007      2,007
            3,206     3,206   7.50%, 8/1/25, Gold Pool #C00414                                                     3,297      3,297
            3,362     3,362   7.00%, 4/1/26, Pool #C00452                                                          3,423      3,423
            3,107     3,107   6.98%, 7/1/26, Pool #785618                                                          3,127      3,127
            7,038     7,038   7.50%, 1/15/27, Series 1927, CMO                                                     7,544      7,544
            9,968     9,968   6.50%, 3/1/28, Pool #D87734                                                          9,938      9,938
  7,921               7,921   7.00%, 3/15/28, Series 2023 Class PN                                       1,963                1,963
                                                                                                     ---------  --------   --------
                                                                                                        88,360   116,406    204,766
                                                                                                     ---------  --------   --------

Federal National Mortgage Assoc. (16.0%):
      4                   4   1/25/99, 1992 Class 13-S, HB, IF                                              12                   12
  2,294               2,294   6.35%, 3/1/99, #160330                                                     2,295                2,295
    591                 591   6/25/99, 1992 Class 85S, IF                                                  617                  617
  4,693               4,693   11/25/99, 1992 Class 199-S, IO, IF                                           141                  141
                2         2   6.50%, 12/1/02, Pool #6345                                                               2          2
  1,882               1,882   1/17/03, 1997 Class MI, A, IF                                              1,903                1,903
  6,097               6,097   3/17/04, 1997-M4 Class A, AR                                               6,189                6,189
    444                 444   10.00%, 5/25/04, 1989 Class 26-D                                             463                  463
            1,511     1,511   8.00%, 9/25/04, Series 91-155G                                                       1,544      1,544
            1,504     1,504   6.75%, 12/25/04, Series 93-6C, CMO                                                   1,511      1,511
           10,944    10,944   6.88%, 9/1/05, Pool #73192                                                          11,408     11,408
      2                   2   758.75%, 1/25/06, 1991 Class 4-N, HB                                          28                   28
      1                   1   908.75%, 3/25/06, 1991 Class 20-M, HB                                         17                   17
            7,613     7,613   6.95%, 4/1/06, Pool #73429                                                           8,013      8,013
      2                   2   1008.25%, 4/25/06, 1991 Class 33-J, HB                                        47                   47
            1,500     1,500   7.05%, 6/25/06, Series 93-11, Class G                                                1,516      1,516
  5,980               5,980   8/25/06, 1993 Class 8-SB, IO, IF                                             234                  234
              515       515   7.00%, 1/1/07, Pool #145771                                                            526        526
            2,500     2,500   7.50%, 8/25/07, Series G92-48, Class H, CMO                                          2,553      2,553
  1,394               1,394   11/25/07, 1993 Class 174-SB, IF                                            1,394                1,394
  1,900               1,900   2/25/08, 1996 Class 24-K, PO                                               1,575                1,575
  2,488               2,488   2/25/08, Series X-188A, Class F,  AR                                       2,521                2,521
  6,750               6,750   5/25/08, 1993 Class 55-FA, IF, 5/25/08                                     6,861                6,861
  2,935               2,935   5.66%, 8/25/08, 1993 Class 209-KB                                          2,859                2,859
    557                 557   9/25/08, 1993 Class 170-FA, VR                                               550                  550
  1,655               1,655   9/25/08, 1996 Class 20-L, PO                                               1,231                1,231
  1,750               1,750   9/25/08, 1996 Class 39, P/O                                                1,257                1,257
    970                 970   6.00%, 12/25/08, 1993 Class 214-L                                            955                  955
  1,742               1,742   1/25/09, 1994 Class 12SB, IF                                               1,703                1,703
    802                 802   6.50%, 2/25/09, 1994 Class 30-LA                                             805                  805
  1,090               1,090   5.00%, 2/25/09, 1996 Class 46-A                                            1,069                1,069
  2,090               2,090   6.50%, 3/25/09, 1995 Class 13-B                                            2,099                2,099
    745                 745   9/25/09, 1993 Class 22-SA, V/R                                               749                  749
  1,415               1,415   9/25/06, 1996 Class 46-PE, P/O                                             1,224                1,224
              189       189   7.50%, 11/1/09, Pool #158                                                              195        195
            2,152     2,152   7.00%, 6/1/10, Pool #312903                                                          2,198      2,198
            3,741     3,741   6.50%, 12/1/10, Pool #322598                                                         3,778      3,778
            1,481     1,481   6.50%, 4/1/11, Pool #337903                                                          1,496      1,496


See notes to financial statements.

The One Group Intermediate Bond Fund / Pegasus Intermediate Bond Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                              JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                     Proforma
Pegasus   One Group  Combined                                                                                             Proforma
Shares or Shares or  Shares or                                                                     Pegasus    One Group   Combined
Principal Principal  Principal                                                                      Market     Market      Market
 Amount    Amount     Amount                          Security Description                          Value       Value       Value
------- --------- ----------  ------------------------------------------------------------------- ---------- ---------- -----------
  1,243               1,243   11/25/13, 1993 Class 220-SD, IF                                            1,110                1,110
              199       199   7.50%, 5/1/14, Pool #57930                                                             207        207
  1,634               1,634   7.20%, 1/25/15, 1992 Class 210-D                                           1,651                1,651
    741                 741   12.50%, 1/1/16, #303306                                                      864                  864
  2,094               2,094   5/25/16, 1993 Class 156-FA, AR                                             2,098                2,098
              513       513   5.70%, 8/25/16, Series G93-39, Class A, CMO                                            508        508
  1,180               1,180   11/25/16, 1993 Class 187-FE, AR                                            1,169                1,169
  1,235               1,235   6.00%, 12/25/16, Series G-22 Class G                                       1,220                1,220
    246                 246   3.50%, 1/25/17, 1992 Class 137-BA                                            244                  244
  1,833               1,833   3/25/17, 1996 Class 27-FA, AR                                              1,848                1,848
               91        91   7.00%, 4/1/17, Pool #44696                                                              93         93
     19                  19   9.40%, 10/25/17, 1988 Class 17-B                                              19                   19
    437                 437   9.25%, 4/25/18, 1988 Class 7-Z                                               460                  460
  1,250               1,250   6/25/18, 1992 Class 206-FA, IF                                             1,204                1,204
  1,000               1,000   6.50%, 7/25/18, 1993 Class 8-PG                                            1,002                1,002
  1,017               1,017   3/1/19, Adjustable Rate, #116612                                           1,051                1,051
    153                 153   10.50%, 3/25/19, Stripped Trust 50, Class 2, IO                               42                   42
  3,530               3,530   5.00%, 5/25/19, 1993 Class 19-G                                            3,445                3,445
  1,522               1,522   6.50%, 6/25/19, 1993 Class 19-K                                            1,524                1,524
    344                 344   8/1/19, Adjustable Rate, #111366                                             359                  359
              459       459   7.95%, 8/25/19, Series 90-14, CMO                                                      468        468
  2,000               2,000   8.00%, 10/25/19, 1989 Class 70-G                                           2,088                2,088
    151                 151   10/25/19, 1989 Class 73-C, PO                                                140                  140
  1,000               1,000   10/25/19, 1993 Class 156-SD, IF                                              896                  896
              500       500   6.25%, 11/25/19, Series G93-32, Class PG                                               501        501
  1,750               1,750   9.40%, 11/25/19, 1989 Class 78-H                                           1,906                1,906
  1,216               1,216   8.50%, 11/25/19, 1989 Class 83                                             1,265                1,265
  1,389               1,389   9.00%, 11/25/19, 1989 Class 89-H                                           1,455                1,455
    614                 614   8.80%, 1/25/20, 1990 Class 1-D                                               649                  649
  1,869               1,869   5.00%, 4/25/20, 1993 Class 10-G                                            1,854                1,854
    878                 878   5.50%, 6/25/20, 1990 Class 60-K                                              848                  848
    755                 755   9.50%, 6/25/20, 1990 Class 63-H                                              806                  806
  1,000               1,000   4.00%, 6/25/20, 1992 Class 66-HB                                             941                  941
  1,000               1,000   6.00%, 6/25/20, 1993 Class 13-G                                              997                  997
    857                 857   5.50%, 8/25/20, 1990 Class 93-G                                              838                  838
     13                  13   5.05%, 8/25/20, 1990 Class 94-H, HB                                          187                  187
      6                   6   1118.04%, 8/25/20, 1990 Class 95-J, HB                                       225                  225
  3,041               3,041   6.50%, 8/25/20, 1990 Class 102-J                                           3,049                3,049
  1,000               1,000   9.00%, 10/25/20, 1990 Class 120-H                                          1,094                1,094
  2,000               2,000   6.00%, 10/25/20, 1992 Class 204-B                                          1,990                1,990
    376                 376   11/25/20, 1990 Class 134-SC, IF                                              438                  438
     13                  13   652.145%, 12/25/20, 1990 Class 140-K, HB                                     341                  341
  5,255               5,255   6.50%, 12/25/20, 1997 Class 97-85L                                           661                  661
      1                   1   908.75%, 2/25/21, 1991 Class 7-K, HB                                          25                   25
    165                 165   7.50%, 2/25/21, 1991 Class 161-H                                             166                  166
               87        87   8.00%, 3/1/21, Pool #70825                                                              91         91
  1,800               1,800   10/25/21, 1997 Class 32C, P/O                                              1,610                1,610
  2,800               2,800   5.00%, 11/25/21, 1992 Class 66-JB                                          2,560                2,560
  1,200               1,200   7.88%, 11/25/21, Series 215PM                                              1,279                1,279
            2,000     2,000   5.00%, 5/25/22, Series G93-10, Class G, CMO                                          1,911      1,911
    220                 220   5/25/22, 1992 Class 27-G, AR                                                 336                  336
    756                 756   7.00%, 7/25/22, 1992 Class 42-Z                                              769                  769
    700                 700   5.50%, 9/25/22, 1992 Class 142                                               651                  651
  2,000               2,000   9/25/22, 1997 Class 70, P/O                                                1,428                1,428
            2,721     2,721   7.50%, 11/1/22, Pool #189190                                                         2,807      2,807
  2,728               2,728   5.52%, 11/25/22, 1993 Class 38-S, IO, IF                                      20                   20
  2,000               2,000   12/25/22, Series X, Class VO, IF                                           2,044                2,044
    989                 989   6.50%, 2/25/23, 1993 Class 5-Z                                               978                  978
  2,745               2,745   2/25/23, 1993 Class 12-C, P/O                                              2,561                2,561
  2,335               2,335   6.25%, 2/25/23, 1993 Class 12-S                                              117                  117
     25                  25   2/25/23, 1993 Class 12-SB, HB, IF                                            185                  185
            9,700     9,700   6.00%, 3/25/23, Series 93-41                                                         9,736      9,736
    379                 379   5.50%, 4/25/23, 1993 Class 58-J                                              374                  374
    242                 242   6.75%, 5/25/23, 1993 Class 94-K                                              243                  243
    500                 500   6.50%, 5/25/23, 1993 Class 155-LA                                            501                  501
 12,034              12,034   5/25/23, 1994 Class 82-SA, IO, IF                                            386                  386
  4,878               4,878   7/25/23, 1993 Class 113-S, IO, IF                                            248                  248
  1,536               1,536   8/25/23, 1993 Class 27-SE, V/R                                             1,146                1,146
  2,597               2,597   8/25/23, 1993 Class 139-S, IF                                              2,305                2,305
    672                 672   8/25/23, 1993 Class 152-D, PO                                                655                  655
  3,480               3,480   8/25/23, 1994 Class 36-SG, IO, IF                                            203                  203
  2,035               2,035   3.00%, 9/25/23, 1993 Class 3-B                                             1,812                1,812
  4,259               4,259   9/25/23, 1993 Class 155-SB, IO, IF                                           222                  222
    558                 558   10/18/23, 1996 Class 69-FA, AR                                               560                  560
  2,206               2,206   11/25/23, 1993 Class 207-SC, IF                                            1,955                1,955
    721                 721   12/25/23, 1993 Class 223-FB, AR                                              716                  716
    651                 651   12/25/23, 1993 Class 223-SB, IF                                              645                  645
  1,336               1,336   5.00%, 1/25/24, 1994 Class 19-C                                            1,307                1,307


See notes to financial statements.

The One Group Intermediate Bond Fund / Pegasus Intermediate Bond Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                              JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                     Proforma
Pegasus   One Group  Combined                                                                                             Proforma
Shares or Shares or  Shares or                                                                     Pegasus    One Group   Combined
Principal Principal  Principal                                                                      Market     Market      Market
 Amount    Amount     Amount                          Security Description                          Value       Value       Value
------- --------- ----------  ------------------------------------------------------------------- ---------- ---------- -----------
  2,199               2,199   2/25/24, 1994 Class 26-G, PO                                               1,867                1,867
    863                 863   3/25/24, 1994 Class 39-F, AR                                                 865                  865
    332                 332   3/25/24, 1994 Class 39-S, IF                                                 331                  331
    375                 375   3/25/24, 1994 Class 41, V/R                                                  373                  373
            1,756     1,756   8.00%, 5/1/24, Pool #250066                                                          1,825      1,825
            3,232     3,232   8.50%, 7/1/24, Pool #250103                                                          3,386      3,386
            2,245     2,245   7.50%, 10/1/24, Pool #303031                                                         2,312      2,312
  2,825               2,825   7.00%, 11/17/24, 1994 Class 13-ZB                                          2,822                2,822
    901                 901   8.80%, 1/25/25, Series X-G1C, Class C                                      1,026                1,026
  4,109               4,109   6.75%, 3/25/25, 1997 Class 59-FA                                           4,114                4,114
              754       754   8.50%, 5/1/25, Pool #308499                                                            791        791
              153       153   7.50%, 5/1/25, Pool #293928                                                            158        158
              664       664   7.50%, 5/1/25, Pool #311810                                                            684        684
              930       930   8.50%, 6/1/25, Pool #315277                                                            976        976
            2,763     2,763   7.00%, 7/1/25, Pool #290387                                                          2,812      2,812
            3,263     3,263   7.00%, 7/1/25, Pool #312931                                                          3,321      3,321
            3,931     3,931   7.13%, 6/1/26, Pool #341503                                                          4,012      4,012
  1,700               1,700   7.50%, 8/18/26, 1997 Class 29PL, IO                                          554                  554
    892                 892   8.50%, 11/1/26, #411183                                                      946                  946
 14,362              14,362   3/25/27, 1997 Class 20, IO, IF                                               763                  763
    701                 701   8.75%, 4/18/27, 1997 Class 50FD6                                             702                  702
            4,611     4,611   7.00%, 9/1/27, Pool #313687                                                          4,698      4,698
            9,000     9,000   6.00%, 11/1/27, Series 97-79, Class PE                                               8,806      8,806
  1,638               1,638   9/1/27, Adjustable Rate, #54844                                            1,649                1,649
 10,030              10,030   7.00%, 12/18/27, 1997 Class 81-PI                                          2,622                2,622
  1,827               1,827   3/1/29, Adjustable Rate, #303532                                           1,840                1,840
                                                                                                     ---------  --------   --------
                                                                                                       129,257    84,843    214,100
                                                                                                     ---------  --------   --------

Government National Mortgage Assoc. (7.7%):
                3         3   11.00%, 6/15/99, Pool #110948                                                            3          3
                4         4   11.00%, 3/15/00, Pool #123750                                                            4          4
                5         5   10.00%, 12/15/00, Pool #136214                                                           5          5
               44        44   10.00%, 1/15/01, Pool #145167                                                           46         46
               33        33   10.00%, 1/15/01, Pool #145328                                                           34         34
                7         7   9.00%, 6/15/01, Pool #166985                                                             7          7
                1         1   9.00%, 6/15/01, Pool #164431                                                             1          1
                4         4   9.00%, 6/15/01, Pool #161443                                                             4          4
                3         3   8.50%, 6/15/01, Pool #162447                                                             4          4
               32        32   8.50%, 6/15/01, Pool #137056                                                            33         33
               57        57   6.50%, 6/15/01, Pool #1305                                                              57         57
                7         7   9.00%, 7/15/01, Pool #155822                                                             7          7
               36        36   9.00%, 8/15/01, Pool #173460                                                            37         37
               49        49   8.50%, 8/15/01, Pool #164207                                                            52         52
                5         5   9.00%, 9/15/01, Pool #177121                                                             5          5
               48        48   9.00%, 10/15/01, Pool #179852                                                           51         51
                6         6   9.00%, 10/15/01, Pool #185596                                                            6          6
                3         3   9.00%, 10/15/01, Pool #177634                                                            4          4
               69        69   9.00%, 11/15/01, Pool #191819                                                           72         72
                8         8   9.00%, 11/15/01, Pool #174365                                                            9          9
                3         3   8.50%, 11/15/01, Pool #183462                                                            3          3
               43        43   8.50%, 12/15/01, Pool #199182                                                           45         45
               35        35   8.50%, 12/15/01, Pool #199837                                                           37         37
                9         9   8.50%, 12/15/01, Pool #182959                                                           10         10
                7         7   9.00%, 1/15/02, Pool #205001                                                             8          8
               40        40   8.00%, 3/15/02, Pool #210065                                                            42         42
               56        56   8.00%, 3/15/02, Pool #205933                                                            59         59
               39        39   8.50%, 5/15/02, Pool #213776                                                            41         41
               23        23   8.00%, 5/15/02, Pool #203042                                                            24         24
               51        51   8.00%, 5/15/02, Pool #180296                                                            53         53
               68        68   8.50%, 6/15/02, Pool #2297                                                              71         71
               30        30   9.00%, 8/15/02, Pool #232424                                                            31         31
               36        36   9.00%, 10/15/02, Pool #246307                                                           38         38
                9         9   9.00%, 11/15/02, Pool #235553                                                            9          9
                3         3   9.00%, 6/15/03, Pool #247863                                                             3          3
               31        31   8.50%, 9/15/04, Pool #274390                                                            32         32
               74        74   9.00%, 10/15/04, Pool #281655                                                           77         77
               47        47   9.00%, 10/15/04, Pool #229506                                                           49         49
               45        45   8.50%, 10/15/04, Pool #277469                                                           47         47
               90        90   8.50%, 11/15/04, Pool #253471                                                           94         94
               70        70   9.00%, 5/15/05, Pool #288771                                                            74         74
               26        26   9.00%, 6/15/05, Pool #283904                                                            27         27
               36        36   9.00%, 8/15/05, Pool #297031                                                            38         38
               29        29   9.50%, 10/15/05, Pool #291846                                                           31         31
               12        12   9.00%, 10/15/05, Pool #292589                                                           12         12
               75        75   9.00%, 11/15/05, Pool #292610                                                           79         79
               33        33   9.00%, 11/15/05, Pool #299161                                                           35         35
               30        30   9.00%, 12/15/05, Pool #299569                                                           32         32
               61        61   7.50%, 2/15/06, Pool #7855                                                              64         64


See notes to financial statements.

The One Group Intermediate Bond Fund / Pegasus Intermediate Bond Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                              JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                     Proforma
Pegasus   One Group  Combined                                                                                             Proforma
Shares or Shares or  Shares or                                                                     Pegasus    One Group   Combined
Principal Principal  Principal                                                                      Market     Market      Market
 Amount    Amount     Amount                          Security Description                          Value       Value       Value
------- --------- ----------  ------------------------------------------------------------------- ---------- ---------- -----------
               70        70   8.50%, 4/15/06, Pool #307487                                                            73         73
               46        46   7.50%, 6/15/06, Pool #7855                                                              48         48
               29        29   8.00%, 10/15/06, Pool #11503                                                            30         30
               55        55   8.00%, 1/15/07, Pool #14709                                                             58         58
               25        25   7.50%, 4/15/07, Pool #16991                                                             26         26
              222       222   7.50%, 5/15/07, Pool #329528                                                           230        230
               62        62   7.50%, 7/15/07, Pool #17316                                                             64         64
              119       119   7.50%, 8/15/07, Pool #19015                                                            124        124
               21        21   9.00%, 1/15/09, Pool #26076                                                             23         23
              111       111   9.00%, 4/15/09, Pool #30352                                                            120        120
               72        72   8.00%, 5/15/09, Pool #385676                                                            74         74
            4,030     4,030   6.50%, 7/15/09, Pool #780316                                                         4,097      4,097
               19        19   8.00%, 8/15/09, Pool #372143                                                            20         20
               37        37   9.50%, 10/15/09, Pool #36582                                                            40         40
              543       543   8.00%, 10/15/09, Pool #380639                                                          563        563
            1,249     1,249   7.50%, 2/15/12, Pool #393363                                                         1,291      1,291
            1,875     1,875   7.50%, 3/15/12, Pool #399163                                                         1,938      1,938
            1,217     1,217   7.50%, 3/15/12, Pool #441145                                                         1,258      1,258
               39        39   10.50%, 2/15/13, Pool #6507                                                             43         43
                2         2   12.00%, 1/15/15, Pool #112920                                                            2          2
               61        61   9.00%, 8/15/16, Pool #164502                                                            66         66
               36        36   9.50%, 9/15/16, Pool #158201                                                            40         40
               15        15   9.00%, 9/15/16, Pool #168987                                                            16         16
               15        15   9.00%, 9/15/16, Pool #175362                                                            16         16
               46        46   9.00%, 9/15/16, Pool #179044                                                            50         50
               57        57   9.00%, 12/15/16, Pool #198652                                                           62         62
               44        44   9.50%, 1/15/17, Pool #185619                                                            48         48
              114       114   8.50%, 1/15/17, Pool #203625                                                           122        122
               23        23   9.00%, 3/15/17, Pool #180330                                                            25         25
                8         8   8.50%, 3/15/17, Pool #196700                                                             8          8
              190       190   8.50%, 5/15/17, Pool #217536                                                           203        203
                9         9   8.50%, 6/15/17, Pool #188545                                                            10         10
            2,179     2,179   8.50%, 11/15/17, Pool #780086                                                        2,340      2,340
              141       141   9.00%, 7/15/18, Pool #226769                                                           153        153
                7         7   9.50%, 9/15/18, Pool #258627                                                             8          8
               37        37   9.50%, 12/15/18, Pool #229531                                                           40         40
               27        27   9.50%, 10/15/19, Pool # 279630                                                          29         29
               60        60   9.00%, 11/15/19, Pool #279649                                                           65         65
              129       129   9.50%, 2/15/20, Pool #281655                                                           140        140
               36        36   9.00%, 2/15/20, Pool #286315                                                            39         39
               46        46   9.50%, 9/15/20, Pool #292918                                                            51         51
               37        37   9.00%, 7/15/21, Pool #311256                                                            40         40
              145       145   8.00%, 4/15/22, Pool #325461                                                           151        151
              226       226   8.00%, 5/15/22, Pool #317346                                                           237        237
               77        77   8.00%, 5/15/22, Pool #320675                                                            80         80
               11        11   8.00%, 5/15/22, Pool #317358                                                            12         12
            2,300     2,300   8.00%, 7/15/22, Pool #426612                                                         2,390      2,390
              366       366   8.00%, 7/15/22, Pool #183670                                                           382        382
              451       451   7.50%, 8/15/22, Pool #333881                                                           467        467
  1,491               1,491   8.00%, 9/15/22, Pool #297628                                               1,554                1,554
  1,325               1,325   7.50%, 11/15/22, Pool #313110                                              1,366                1,366
            1,592     1,592   7.00%, 8/15/23, Pool #352108                                                         1,625      1,625
            6,595     6,595   7.00%, 9/15/23, Pool #363030                                                         6,735      6,735
            2,240     2,240   7.00%, 11/15/23, Pool #352022                                                        2,288      2,288
            8,362     8,362   6.50%, 1/15/24, Pool #366706                                                         8,406      8,406
           10,346    10,346   7.00%, 2/15/24, Pool #371281                                                        10,562     10,562
            2,917     2,917   9.00% 11/15/24, Pool #780029                                                         3,170      3,170
            1,722     1,722   7.50%, 1/15/26, Pool #416874                                                         1,778      1,778
            1,655     1,655   7.50%, 3/15/26, Pool #422292                                                         1,708      1,708
            2,487     2,487   7.50%, 4/15/26, Pool #426059                                                         2,565      2,565
            1,587     1,587   8.00%, 7/15/26, Pool #428509                                                         1,649      1,649
            2,644     2,644   7.50%, 11/15/26, Pool #442119                                                        2,723      2,723
            9,615     9,615   7.00%, 6/15/27, Pool #780584                                                         9,804      9,804
            3,768     3,768   7.50%, 7/15/27, Pool #442119                                                         3,876      3,876
            4,793     4,793   7.50%, 7/15/27, Pool #411829                                                         4,931      4,931
            9,975     9,975   6.00%, 3/20/28, Pool #2562                                                           9,700      9,700
           10,000    10,000   7.00%, 4/15/28, Pool # 426691                                                       10,158     10,158
                                                                                                     ---------  --------   --------
                                                                                                         2,920   100,696    103,616
                                                                                                     ---------  --------   --------
Total U.S. Government Agency Mortgages                                                                 220,537   301,945    522,482
                                                                                                     ---------  --------   --------

U.S. Government Agency Securities (0.3%):
Federal Home Loan Bank (0.1%):
              800       800   7.06%, 2/12/99                                                                         807        807
                                                                                                     ---------  --------   --------
                                                                                                             -       807        807
                                                                                                     ---------  --------   --------

Federal Housing Administration (0.2%):
    966                 966   7.43%, 1/1/22, Project #07335307                                             984                  984
  1,897               1,897   7.43%, 11/1/22, Greystone 1996-2                                           1,945                1,945

See notes to financial statements.

The One Group Intermediate Bond Fund / Pegasus Intermediate Bond Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                              JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                     Proforma
Pegasus   One Group  Combined                                                                                             Proforma
Shares or Shares or  Shares or                                                                     Pegasus    One Group   Combined
Principal Principal  Principal                                                                      Market     Market      Market
 Amount    Amount     Amount                          Security Description                          Value       Value       Value
------- --------- ----------  ------------------------------------------------------------------- ---------- ---------- -----------
                                                                                                     ---------  --------   --------
                                                                                                         2,929         -      2,929
                                                                                                     ---------  --------   --------
Total U.S. Government Agency Securities                                                                  2,929       807      3,736
                                                                                                     ---------  --------   --------

U.S. Treasury Obligations (31.3%):
U.S. Treasury Bonds  (9.6%):
            3,000     3,000   10.75%, 5/15/03 (b)                                                                  3,656      3,656
  2,700               2,700   10.38% 11/15/09                                                            3,378                3,378
 39,926              39,926   12.75%, 11/15/10                                                          56,863               56,863
 14,045              14,045   10.38%, 11/15/12                                                          18,807               18,807
  1,000               1,000   12.50%,  8/15/14                                                           1,558                1,558
           13,000    13,000   7.50%, 11/15/16 (b)                                                                 15,608     15,608
            3,000     3,000   8.75%, 5/15/17 (b)                                                                   4,041      4,041
           11,000    11,000   8.13%, 8/15/19 (b)                                                                  14,186     14,186
           10,000    10,000   6.25%, 8/15/23 (b)                                                                  10,715     10,715
                                                                                                     ---------  --------   --------
                                                                                                        80,606    48,206    128,812
                                                                                                     ---------  --------   --------

U.S. Treasury Inflation Protected Bonds  (1.2%):
  4,664               4,664   3.63%, 7/15/02                                                             4,613                4,613
  1,224    10,256    11,480   3.38%, 1/15/07 (b)                                                         1,185     9,935     11,120
                                                                                                     ---------  --------   --------
                                                                                                         5,798     9,935     15,733
                                                                                                     ---------  --------   --------

U.S. Treasury Notes (18.0%):
            5,000     5,000   8.25%, 7/15/98 (b)                                                                   5,006      5,006
            4,000     4,000   4.75%, 8/31/98 (b)                                                                   3,998      3,998
            3,000     3,000   8.88%, 11/15/98 (b)                                                                  3,038      3,038
            3,000     3,000   5.88%, 3/31/99                                                                       3,009      3,009
  1,000               1,000   7.00%, 4/15/99                                                             1,011                1,011
  8,700               8,700   9.125%, 5/15/99                                                            8,964                8,964
  8,000               8,000   6.875%, 7/31/99                                                            8,111                8,111
            6,000     6,000   8.00%, 8/15/99 (b)                                                                   6,163      6,163
           10,000    10,000   7.50%, 10/31/99 (b)                                                                 10,250     10,250
            1,000     1,000   7.88%, 11/15/99 (b)                                                                  1,031      1,031
 31,000              31,000   7.75%, 11/30/99                                                           31,925               31,925
           16,000    16,000   5.63%, 11/30/99 (b)                                                                 16,027     16,027
  3,000     5,000     8,000   7.75%, 1/31/00 (b)                                                         3,099     5,167      8,266
 35,900              35,900   7.125%, 2/29/00                                                           36,797               36,797
            3,000     3,000   6.75%, 4/30/00 (b)                                                                   3,064      3,064
  2,900               2,900   6.25%, 5/31/00                                                             2,938                2,938
            6,000     6,000   5.88%, 6/30/00 (b)                                                                   6,044      6,044
            3,000     3,000   6.13%, 7/31/00 (b)                                                                   3,036      3,036
 21,350     1,000    22,350   8.75%, 8/15/00                                                            22,711     1,064     23,775
            5,000     5,000   7.75%, 2/15/01 (b)                                                                   5,268      5,268
  2,500               2,500   8.00%, 5/15/01                                                             2,662                2,662
            5,000     5,000   6.25%, 10/31/01 (b)                                                                  5,105      5,105
            7,000     7,000   7.50%, 11/15/01 (b)                                                                  7,414      7,414
            7,000     7,000   6.25%, 2/28/02 (b)                                                                   7,159      7,159
    360                 360   6.625%, 3/31/02                                                              373                  373
           11,000    11,000   5.75%, 8/15/03 (b)                                                                  11,121     11,121
  1,000     6,000     7,000   7.25%, 5/15/04 (b)                                                         1,085     6,511      7,596
    340     5,000     5,340   7.25%, 8/15/04 (b)                                                           370     5,438      5,808
    385     4,000     4,385   7.88%, 11/15/04 (b)                                                          432     4,493      4,925
    600                 600   6.875%, 5/15/06                                                              650                  650
    350                 350   6.50%, 10/15/06                                                              372                  372
                                                                                                     ---------  --------   --------
                                                                                                       121,500   119,406    240,906
                                                                                                     ---------  --------   --------

U.S. Treasury STRIPS (2.5%):
  7,600               7,600   11/15/98                                                                   7,454                7,454
  7,660               7,660   2/15/99                                                                    7,409                7,409
  3,300               3,300   2/15/01                                                                    2,860                2,860
  2,250               2,250   8/15/01                                                                    1,896                1,896
  5,350               5,350   8/15/08                                                                    3,045                3,045
  5,000               5,000   11/15/10                                                                   2,494                2,494
  2,250               2,250   11/15/11                                                                   1,058                1,058
  1,000               1,000   2/15/13                                                                      437                  437
           20,000    20,000   05/15/16                                                                             7,249      7,249
                                                                                                     ---------  --------   --------
                                                                                                        26,653     7,249     33,902
                                                                                                     ---------  --------   --------
Total U.S. Treasury Obligations                                                                        234,557   184,796    419,353
                                                                                                     ---------  --------   --------

Investment Companies (1.1%):
 14,368              14,368   Pegasus Cash Management Fund, Class I                                     14,368               14,368
                                                                                                     ---------  --------   --------
Total Investment Companies                                                                              14,368         -     14,368
                                                                                                     ---------  --------   --------

Repurchase Agreements  (0.8%):
           10,855    10,855   Prudential Securities, 6.10%,  7/1/98 (Collateralized by
                              $11,011 various  U.S. Government Securities, 5.63%-6.10%,
                              11/30/99-6/26/03, market value $11,073)                                             10,855     10,855
                                                                                                     ---------  --------   --------
Total Repurchase Agreements                                                                                  -    10,855     10,855
                                                                                                     ---------  --------   --------


See notes to financial statements.

The One Group Intermediate Bond Fund / Pegasus Intermediate Bond Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                              JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                     Proforma
Pegasus   One Group  Combined                                                                                             Proforma
Shares or Shares or  Shares or                                                                     Pegasus    One Group   Combined
Principal Principal  Principal                                                                      Market     Market      Market
 Amount    Amount     Amount                          Security Description                          Value       Value       Value
------- --------- ----------  ------------------------------------------------------------------- ---------- ---------- -----------
Short-Term Securities Held as Collateral  (9.2%):
Master Notes  (1.5%):
            5,638     5,638   Bear Stearns Mortgage Capital, 6.77%, 10/9/98*                                       5,638      5,638
            3,759     3,759   Danaher Corp., 6.68%, 10/9/98*                                                       3,759      3,759
            5,638     5,638   Merrill Lynch Mortgage Capital, 6.75%, 7/23/98*                                      5,639      5,639
            5,075     5,075   NationsBanc Capital Markets, 6.70%, 7/1/98*                                          5,075      5,075
                                                                                                     ---------  --------   --------
                                                                                                             -    20,111     20,111
                                                                                                     ---------  --------   --------
Put Bonds  (1.0%):
            5,639     5,639   Citicorp, 5.94%, 8/3/98*                                                             5,639      5,639
            3,759     3,759   GMAC, 5.85%, 11/10/99*                                                               3,764      3,764
            3,759     3,759   Greenwich Capital, 6.11%, 12/13/99*                                                  3,759      3,759
                                                                                                     ---------  --------   --------
                                                                                                             -    13,162     13,162
                                                                                                     ---------  --------   --------

Repurchase Agreements  (6.7%):
           20,674             20,674 Donaldson, Lufkin & Jenrette, 6.65%, 7/1/98
                              (Collateralized by $21,137 various Corporate and
                              Government Securities, 0.00% - 17.25%, 10/15/02 - 4/15/35,
                              market value $21,470)                                                               20,674     20,674
           18,795    18,795   Goldman Sachs, 6.65%, 7/1/98 (Collateralized by $20,032
                              various Corporate Bonds, 0.00%, 7/7/98 - 9/18/98, market
                              value $19,960)                                                                      18,795     18,795
           41,349    41,349   Lehman Brothers, 6.65%, 7/1/98 (Collateralized by $42,384
                              various Corporate Bonds, 0.00% - 10.13%, 9/15/99 -
                              10/17/96, market value $44,363)                                                     41,349     41,349
            3,872     3,872   Lehman Brothers, 6.47%, 7/1/98 (Collateralized by $4,067
                              Media One Group Bonds, 0.00%, 10/5/98, market value
                              $4,067)                                                                              3,872      3,872
            4,887     4,887   Lehman Brothers, 6.00%, 7/1/98 (Collateralized by $30,592
                              various Government Securities, 0.00% - 7.50%, 12/1/18 -
                              5/1/24, market value $5,030)                                                         4,887      4,887
                                                                                                     ---------  --------   --------
                                                                                                             -    89,577     89,577
                                                                                                     ---------  --------   --------
Total Short-Term Securities Held as Collateral                                                               -   122,850    122,850
                                                                                                     ---------  --------   --------
Total (Cost $1,421,675) (a)                                                                         $  588,321 $ 862,438 $1,450,759
                                                                                                     =========  ========  =========

------------
Percentages indicated are based on net assets of $1,339,839.
(a)   Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losse recognized for financial reporting purposes in excess of federal income tax reporting of approximately $2,516. Cost for federal tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

         Unrealized appreciation...........................................................         $   60,020
         Unrealized depreciation...........................................................            (33,452)
                                                                                                    ----------
         Net unrealized appreciation.......................................................         $   26,568
                                                                                                    ==========
(b) A portion of this security was loaned as of June 30, 1998.


* The interest rate, for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates reflected on the Schedule of Portfolio of Investments is the rate in effect at June 30, 1998.

AR       Adjustable Rate
CMO      Collaterallized Mortgage Obligation
HB       High Coupon Bonds
IF       Inverse Floaters
IO       Interest Only
PO       Principal Only

The One Group Income Bond Fund / Pegasus Multi-Sector Bond Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                                    JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                        Proforma
 Pegasus    One Group   Combined                                                                                          Proforma
Shares or   Shares or   Shares or                                                                  Pegasus    One Group   Combined
Principal   Principal   Principal                                                                   Market      Market     Market
 Amount      Amount      Amount                          Security Description                       Value       Value      Value
 ------      ------      ------    ---------------------------------------------------------     ---------   ----------  -----------

Asset Backed Securities (8.2%):
$    204  $            $     204   Advanta Mortgage Loan Trust Asset Backed Ctf.,
                                   Series 1994-3, Class A2, 7.60%, 7/25/10                     $       203   $            $      203
                4,927      4,927   Advanta Mortgage Loan Trust, Series 1995-1, Class A5,
                                   8.32%, 12/25/19                                                                5,201        5,201
                5,000      5,000   Advanta Mortgage Loan Trust, Series 1997-2, Class A4,
                                   7.60%, 6/25/27                                                                 5,280        5,280
                4,195      4,195   Aircraft Lease Portfolio Securitization Ltd.,
                                   Series 1994-1, Class A2, 7.15%, 9/15/04                                        4,222        4,222
                1,796      1,796   Auto Finance Group, Inc., Series 1997-B, Class C, 7.00%,
                                   02/15/03                                                                       1,772        1,772
   2,000                   2,000   BA Mortgage Securities Inc Mortgage Pass Thru Ctf.,
                                   Series 1998-2, Class 1A10, 6.60%, 6/25/28                         2,014                     2,014
   2,500                   2,500   Chemical Master Credit Card Trust 1 Asset Backed Ctf.,
                                   Series 1995-3, Class A, 6.23%, 8/15/02                            2,543                     2,543
     727                     727   Chevy Chase Auto Receivables Trust Asset Backed
                                   Pass Thru Ctf., Series 1995-2, Class A, 5.80%, 6/15/02              727                       727
   2,500                   2,500   Citicorp Mortgage Securities Pass Thru Ctf.,
                                   Series 1994-9, Class A3, 5.75%, 6/25/09                           2,481                     2,481
   2,500                   2,500   Dayton Hudson Credit Card Master Trust Asset Backed Ctf.,
                                   Series 1995-1, Class A, 6.10%, 2/25/02                            2,504                     2,504
                5,000      5,000   EQCC Home Loan Trust, Series 1998-2, Class A3F, 6.23%,
                                   03/15/13                                                                       5,001        5,001
     237                     237   Greentree Financial Corp. Asset Backed Pass Thru Ctf.,
                                   Series 1994-B1, Class A1, 7.15%, 7/15/14                            241                       241
                5,000      5,000   Greentree Financial Corp., Series 1993-2, Class B, 8.00%,
                                   07/15/18                                                                       5,249        5,249
                5,000      5,000   Greentree Financial Corp., Series 1995-2, Class B1, 8.60%%,
                                   05/15/26                                                                       4,961        4,961
                4,350      4,350   Greentree Financial Corp., Series 1995-10, Class B1, 7.05%,
                                   02/15/27                                                                       4,535        4,535
                5,000      5,000   Greentree Home Improvement Loan Trust, Series 1995-D,
                                   Class M1, 6.95%, 9/15/25                                                       5,075        5,075
   2,256                   2,256   Key Auto Finance Trust Asset Backed Pass Thru Ctf.,
                                   Series 1997-1, Class A1, 5.85%, 3/15/03                           2,417                     2,417
   1,655                   1,655   MBNA Master Credit Card Trust Asset Backed Pass Thru Ctf.,
                                   Series 1994-C, Class A, Adjustable Rate,  3/15/04                 1,665                     1,665
                3,000      3,000   MBNA, Series 1998-C, 6.35%, 11/15/05                                           3,000        3,000
     500                     500   Newcourt Receivables Asset Trust Pass Thru Ctf.,
                                   Series 1997-1, Class A, 6.04%, 6/20/00                              501                       501
                3,073      3,073   Olympic Automobile Receivables Trust, Series 1994-B,
                                   Class A2, 6.85%, 6/15/01                                                       3,132        3,132
   2,300                   2,300   Olympic Automobile Receivables Trust Asset Backed
                                   Pass Thru Ctf. Series 1995-D, Class A5, 6.15%, 7/15/01            2,308                     2,308
                3,919      3,919   Olympic Automobile Receivables Trust, Series 1995-B,
                                   Class A2, 7.35%, 10/15/01                                                      3,958        3,958
   3,000                   3,000   Olympic Automobile Receivables Trust Asset Backed
                                   Pass Thru Ctf. Series 1996-C, Class A5, 7.00%, 12/15/01           3,082                     3,082
     382                     382   PNC Student Loan Trust Asset Backed Pass Thru Ctf.
                                   Series 1997-2, Class A6, 6.572%, 1/25/04                            395                       395
   2,000                   2,000   Security Pacific Acceptance Corp. Asset Backed
                                   Pass Thru Ctf., Series 1995-1, Class A3, 7.25%,  4/10/20          2,093                     2,093
                3,000      3,000   Team Fleet Financial Corp., Series 1998-2A, Class C,
                                   6.53%, 7/25/02                                                                 2,998        2,998
     574                     574   Union Federal Savings Bank Trust Auto Receivables
                                   Pass Thru Ctf., Series 1994-D, Class A, 7.65%, 1/10/01              577                       577
   4,000                   4,000   Western Financial Asset Backed Pass Thru Ctf.,
                                   Series 1996-C, Class A4, 6.80%, 12/20/03                          4,055                     4,055
                5,000      5,000   World Omni, Series 1997, Class A7, 6.48%, 12/12/08                             5,017        5,017
                                                                                               -----------   ----------   ----------
Total Asset Backed Securities                                                                       27,806       59,401       87,207
                                                                                               -----------   ----------   ----------

Collateralized Bond Obligation (0.5%):
                5,000      5,000   Merrill Lynch, 1996 PM1, 7.87%, 12/17/06                                       5,167        5,167
                                                                                               -----------   ----------   ----------
Total Collateralized Bond Obligation                                                                     -        5,167        5,167
                                                                                               -----------   ----------   ----------


Corporate Bonds  (41.2%):
Banking, Finance & Insurance  (17.3%):
   4,800                   4,800   ABN AMRO Bank N.V., 7.25%, 5/31/05                                5,076                     5,076
   2,000                   2,000   American Express Credit Card Note, 6.13% 11/15/01                 2,018                     2,018
                2,000      2,000   American Health Properties, 7.50%, 1/15/07                                     2,143        2,143



See notes to financial statements.


The One Group Income Bond Fund / Pegasus Multi-Sector Bond Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                                    JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                        Proforma
 Pegasus    One Group   Combined                                                                                          Proforma
Shares or   Shares or   Shares or                                                                  Pegasus    One Group   Combined
Principal   Principal   Principal                                                                   Market      Market     Market
 Amount      Amount      Amount                          Security Description                       Value       Value      Value
 ------      ------      ------    ---------------------------------------------------------     ---------   ----------  -----------

   6,000                   6,000   American RE Corp., 7.45%, 12/15/26                                6,678                     6,678
                9,000      9,000   Associates Corp., 8.34%, 11/25/99                                              9,292        9,292
                6,000      6,000   Associates Corp., 8.15%, 8/1/09                                                6,878        6,878
   2,000                   2,000   Baltimore Gas & Electric Co. Mortgage, 6.60%, 6/25/28             2,042                     2,042
                5,000      5,000   BankAmerica Corp., 9.50%, 4/1/01                                               5,431        5,431
                5,000      5,000   Bear Stearns Co., Inc., 8.25%, 2/1/02                                          5,338        5,338
                5,000      5,000   Bradley Operating, 7.20%, 1/15/08                                              5,038        5,038
                6,500      6,500   Corestates Capital, 8.00%, 12/15/26                                            7,141        7,141
                5,000      5,000   Cullen Frost Bank Capital Trust, 8.42%, 2/1/27                                 5,638        5,638
   1,000                   1,000   Donaldson Lufkin Senior Note, 6.50%,6/1/08                        1,005                     1,005
   2,000                   2,000   Eli Lilly & Company Debenture, 8.38%, 12/1/06                     2,297                     2,297
                5,000      5,000   First Chicago Capital Trust, 7.95%, 12/1/26                                    5,500        5,500
                2,000      2,000   Fleet Financial Group, Inc., 8.13%, 7/1/04                                     2,190        2,190
                3,500      3,500   Ford Capital BV, 10.13%, 11/15/00                                              3,815        3,815
                1,500      1,500   Ford Motor Credit Corp., 6.38%, 10/6/00                                        1,515        1,515
   3,500                   3,500   General Electric Capital Corp., 8.85%, 4/1/05                     4,047                     4,047
                3,000      3,000   General Motors Acceptance Corp., 8.40%, 10/15/99                               3,094        3,094
                8,000      8,000   General Motors Acceptance Corp., 7.00%, 3/1/00                                 8,129        8,129
   2,000                   2,000   General Motors Acceptance Corp., 7.13%, 5/1/03                    2,087                     2,087
   4,500                   4,500   Grand Metro Investment Corp. Guaranteed Note, 7.45%, 4/15/35      5,222                     5,222
   2,500                   2,500   Hertz Corporation Senior Note, 6.63%, 5/15/08                     2,530                     2,530
   2,000                   2,000   Household Finance Co. Note, 7.25%, 7/15/03                        2,091                     2,091
               10,000     10,000   Lehman Brothers Holdings, Inc., 8.88%, 3/1/02                                 10,862       10,862
                5,000      5,000   Lehman Brothers Holdings, Inc., 11.63%, 5/15/05                                6,450        6,450
                5,000      5,000   Lehman Brothers Holdings, Inc., 8.80%, 3/1/15                                  5,969        5,969
                6,000      6,000   Massachusetts Mutual Life Insurance, 7.50%, 3/1/24, 144A                       6,563        6,563
   2,310                   2,310   Mellon Financial Corp., 7.63%, 11/15/99                           2,362                     2,362
                5,000      5,000   MIC Financial Trust, 8.38%,  2/1/27                                            5,525        5,525
                6,000      6,000   Morgan Stanley Dean Witter & Co., 6.13%, 10/1/03                               5,993        5,993
   4,290                   4,290   National Rural Utilities Coop Financial Corp., 6.75%, 9/1/01      4,386                     4,386
   1,500                   1,500   Norwest Corp., Senior Medium Term Note, 7.75%, 3/1/02             1,590                     1,590
                5,000      5,000   Principal Mutual, 7.88%, 3/1/24                                                5,381        5,381
   2,000                   2,000   Republic New York Corp., 7.25%, 7/15/02                           2,090                     2,090
   5,000                   5,000   Royal Caribbean Cruises Note, 6.75%, 3/15/08                      5,063                     5,063
   3,700                   3,700   Salomon Inc., 6.70%, 12/1/98                                      3,713                     3,713
   3,055                   3,055   Societe General Estate, LLCSeries 144A,
                                   Perpetual Maturity, 7.64%,                                        3,041                     3,041
                5,000      5,000   Sun Life Capital Trust, 8.53%, 5/29/49                                         5,706        5,706
   2,000                   2,000   Travelers Group Note, 6.25%, 12/1/05                              2,023                     2,023
                                                                                               -----------   ----------   ----------
                                                                                                    59,361      123,591      182,952
                                                                                               -----------   ----------   ----------

Food Products & Services  (0.3%):
                2,500      2,500   RJR Nabisco Corp., 8.75%, 8/15/05                                              2,666        2,666
                                                                                               -----------   ----------   ----------
                                                                                                         -        2,666        2,666
                                                                                               -----------   ----------   ----------


Industrial Goods & Services (8.8%):
                1,500      1,500   Advanced Micro Devices, Inc., 11.00%, 8/1/03 (b)                               1,594        1,594
                5,000      5,000   Atlas Copco AB, 6.50%, 4/1/08                                                  5,025        5,025
                5,000      5,000   Avon Products Inc., Series 144A, 6.25%, 5/1/03                                 5,038        5,038
   3,000                   3,000   Beckman Instruments, 7.05%, 6/1/26                                3,026                     3,026
                3,000      3,000   Boise Cascade Co., 9.45%, 11/1/09                                              3,630        3,630
                4,000      4,000   Comcast Cable, 8.38%, 5/1/07, 144A                                             4,490        4,490
                1,500      1,500   Comcast Cellular Holdings, 9.50%, 5/1/07                                       1,569        1,569
                1,500      1,500   D.R. Horton, Inc., 8.38%, 6/15/04                                              1,511        1,511
                2,500      2,500   Fred Meyer, Inc., 7.38%, 3/1/05                                                2,519        2,519
                2,000      2,000   Freeport McMoran, Copper & Gold, 7.50%, 11/15/06                               1,628        1,628
                5,000      5,000   General Motors Corp., 9.13%, 7/15/01                                           5,424        5,424
                3,000      3,000   Golden State Petroleum, 8.04%, 2/1/19, 144A                                    3,191        3,191
                5,000      5,000   Hilton Hotels Corp., 7.95%, 4/15/07                                            5,231        5,231
                2,500      2,500   Loewen Group, Inc., 8.25%, 4/15/03, Callable 4/15/00                           2,591        2,591
                2,500      2,500   Mississippi Chemical Corp., 7.25%, 11/15/17                                    2,538        2,538
                4,640      4,640   Newmont Gold Co., 8.91%, 1/5/09                                                5,185        5,185
                1,500      1,500   Nine West Group, Inc., 8.38%, 8/15/05                                          1,474        1,474
                2,500      2,500   Northrop-Grumman Corp., 7.00%, 3/1/06                                          2,594        2,594
                4,604      4,604   Oslo Seismic Service, 8.28%, 6/1/11, 144A                                      5,027        5,027
                2,500      2,500   Owens-Illinois, Inc., 7.15%, 5/15/05                                           2,528        2,528
                9,000      9,000   Penske Truck Leasing, 8.25%, 11/1/99                                           9,269        9,269
                1,500      1,500   Pride Petroleum Services, Inc., 9.38%, 5/1/07                                  1,584        1,584
                5,000      5,000   Tele-Commun, Inc., 7.38%, 2/15/00                                              5,100        5,100
                1,500      1,500   Tenet Healthcare Corp., 8.00%, 1/15/05                                         1,560        1,560
                1,500      1,500   Terra Industries, 10.50%, 6/15/05, Callable 6/15/00                            1,622        1,622

See notes to financial statements.


The One Group Income Bond Fund / Pegasus Multi-Sector Bond Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                                    JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                        Proforma
 Pegasus    One Group   Combined                                                                                          Proforma
Shares or   Shares or   Shares or                                                                  Pegasus    One Group   Combined
Principal   Principal   Principal                                                                   Market      Market     Market
 Amount      Amount      Amount                          Security Description                       Value       Value      Value
 ------      ------      ------    ---------------------------------------------------------     ---------   ----------  -----------

                1,500      1,500   Trico Marine Services, Inc., 8.50%, 8/1/05                                     1,470        1,470
                5,000      5,000   U.S. Filter Corp., 6.38%, 5/15/01                                              5,006        5,006
                2,000      2,000   Wyman-Gordon Co., 8.00%, 12/15/07                                              2,050        2,050
                                                                                               -----------   ----------   ----------
                                                                                                     3,026       90,448       93,474
                                                                                               -----------   ----------   ----------

Real Estate  (5.2%):
                2,000      2,000   Avalon Properties, Inc., 7.38%, 9/15/02                                        2,070        2,070
                1,500      1,500   Dynex Capital, Inc., 7.88%, 7/15/02                                            1,524        1,524
                4,750      4,750   Meditrust, Inc., 7.77%, 8/16/02                                                4,952        4,952
                3,000      3,000   Meditrust, Inc., 7.82%, 9/10/26                                                3,431        3,431
                3,500      3,500   MEPC Finance, Inc., 7.50%, 5/1/03                                              3,745        3,745
                5,000      5,000   Security Capital Pacific Trust, 6.95%, 10/15/02                                5,113        5,113
                2,500      2,500   Security Capital Pacific Trust, 7.15%, 10/15/03                                2,566        2,566
                5,000      5,000   Security Pacific Corp., 11.00%, 3/1/01                                         5,600        5,600
                5,000      5,000   Spieker Properties, Inc., 6.65%, 12/15/00                                      5,044        5,044
                4,000      4,000   Spieker Properties, Inc., 8.00%, 7/19/05                                       4,300        4,300
                8,000      8,000   Taubman Realty Group, 7.00%, 10/1/03                                           8,109        8,109
                3,000      3,000   Wellsford Residential Property, 7.25%, 8/15/00                                 3,064        3,064
                5,000      5,000   Western Banktrust REIT, 7.88%, 2/15/04                                         5,300        5,300
                                                                                               -----------   ----------   ----------
                                                                                                         -       54,818       54,818
                                                                                               -----------   ----------   ----------


Transportation & Shipping  (1.2%):
                5,000      5,000   Enterprise Rental-A-Car, 6.38%, 5/15/03                                        5,000        5,000
                5,000      5,000   Union Pacific Co., 9.63%, 12/15/02                                             5,638        5,638
                1,500      1,500   Viking Star Shipping, 9.63%, 7/15/03                                           1,571        1,571
                                                                                               -----------   ----------   ----------
                                                                                                         -       12,209       12,209
                                                                                               -----------   ----------   ----------


Utilities  (1.8%):
   4,000                   4,000   Bell Telephone Co. Pennsylvania, 8.35%, 12/15/30                  5,083                     5,083
   2,000                   2,000   New York Telephone Note, 5.63%, 11/1/03                           1,964                     1,964
                7,000      7,000   NRG Energy Corp., 7.63%, 2/1/06                                                7,411        7,411
   2,000                   2,000   Pacific Bell Senior Note, 6.88%, 8/15/06                          2,100                     2,100
                2,819      2,819   Salton Sea Funding Corp., 6.69%, 5/30/00                                       2,847        2,847
                                                                                               -----------   ----------   ----------
                                                                                                     9,147       10,258       19,405
                                                                                               -----------   ----------   ----------


Yankee & Eurodollar (6.7%):
                5,000      5,000   BCH Cayman Islands, 8.25%, 6/15/04 (b)                                         5,456        5,456
                4,000      4,000   BCH Cayman Islands, 7.50%, 6/15/05                                             4,240        4,240
                5,000      5,000   Celulosa Arauco, 6.75%, 12/15/03                                               4,869        4,869
               12,302     12,302   Centra Gas, 10.65%, 12/1/10, 144A                                             12,702       12,702
                5,000      5,000   China International Trust & Investing, 9.00%, 10/15/06 (b)                     5,056        5,056
                5,000      5,000   China Light & Power Ltd., 7.50%, 4/15/06                                       4,906        4,906
                5,000      5,000   Coca Cola Femsa, 8.95%, 11/1/06                                                5,056        5,056
                2,000      2,000   Kansalis-Osake Pankki, 9.75%, 12/15/98                                         2,030        2,030
                2,000      2,000   Petroleos Mexicanos, 8.85%, 9/15/07                                            1,973        1,973
                2,500      2,500   Petroliam Nasional Berhad, 7.13%, 10/18/06 (b)                                 2,122        2,122
                4,250      4,250   Ras Laffan Gas, 7.63%, 9/15/06, 144A                                           4,117        4,117
                5,000      5,000   Scotland International Finance, 8.80%, 1/27/04, 144A                           5,588        5,588
                4,000      4,000   Scotland International Finance, 8.85%, 11/1/06, 144A                           4,630        4,630
                4,000      4,000   Termoemcali Funding Corp., 10.13%, 12/15/14, 144A                              3,770        3,770
                2,400      2,400   Yanacocha, 8.40%, 6/15/04                                                      2,381        2,381
                2,426      2,426   Ypf Sociedad Anomima, 7.00%, 10/26/02                                          2,435        2,435
                                                                                               -----------   ----------   ----------
                                                                                                         -       71,331       71,331
                                                                                               -----------   ----------   ----------
Total Corporate Bonds                                                                               71,534      365,321      436,855
                                                                                               -----------   ----------   ----------


Equipment Trust Certificates  (2.3%):
                4,886      4,886   Federal Express, Series A-1, 7.85%,1/30/15                                     5,313        5,313
               10,966     10,966   Northwest Air Trust, Series 2, Class A, 9.25%, 12/21/12                       13,064       13,064
                4,569      4,569   Northwest Air Trust, Series B, 10.23%, 12/21/12                                5,523        5,523
                                                                                               -----------   ----------   ----------
Total Equipment Trust Certificates                                                                       -       23,900       23,900
                                                                                               -----------   ----------   ----------


Other Mortgage Backed Securities  (1.0%):
                2,485      2,485   BHN, Series 1997-1, Class A2, 7.92%, 7/25/09                                   2,462        2,462
                2,750      2,750   BHN, Series 1997-2, Class A2, 7.54%, 5/31/17                                   2,742        2,742
                5,000      5,000   Residential Funding Corp., Series 1996-HS2,
                                   Class A4, 7.55%, 9/25/12                                                       5,210        5,210
                                                                                               -----------   ----------   ----------
Total Other Mortgage Backed Securities                                                                   -       10,414       10,414
                                                                                               -----------   ----------   ----------


U.S. Government Agency Mortgages (21.7%):
Federal Home Loan Mortgage Corp. (12.0%):
                5,000      5,000   7.13%, 7/21/99                                                                 5,074        5,074


See notes to financial statements.


The One Group Income Bond Fund / Pegasus Multi-Sector Bond Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                                    JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                        Proforma
 Pegasus    One Group   Combined                                                                                          Proforma
Shares or   Shares or   Shares or                                                                  Pegasus    One Group   Combined
Principal   Principal   Principal                                                                   Market      Market     Market
 Amount      Amount      Amount                          Security Description                       Value       Value      Value
 ------      ------      ------    ---------------------------------------------------------     ---------   ----------  -----------

               18,000     18,000   0.00%, 8/15/02 (b)                                                            14,277       14,277
     100                     100   6.75%, 12/15/05, Series 1507 Class JC                               103                       103
                3,684      3,684   7.00%, 6/1/09, Pool #E00313                                                    3,765        3,765
                6,722      6,722   7.50%, 5/1/11, Pool #E00438                                                    6,934        6,934
                6,853      6,853   7.00%, 5/1/11, Pool #E00434                                                    7,003        7,003
                6,423      6,423   7.00%, 6/1/11, Pool #E64220                                                    6,563        6,563
   1,044                   1,044   6.38%, 8/15/11, Series 1995 Class EM                              1,049                     1,049
               19,794     19,794   6.50%, 4/1/13, Gold Pool #E69986                                              19,931       19,931
                9,969      9,969   6.50%, 5/1/13, Gold Pool #E70312                                              10,037       10,037
                9,967      9,967   6.50%, 5/1/13, Pool #E70383                                                   10,036       10,036
     115                     115   6.50%, 8/15/13, Series 1556 Class H                                 117                       117
     345                     345   5.50%, 1/15/19, Series 1590 Class FA                                340                       340
     289                     289   6.50%, 12/15/21, Series 1552 Class GB                               294                       294
     250                     250   6.25%, 3/15/22, Series 1671 Class F                                 252                       252
     562                     562   6.50%, 11/15/22, Series 1552 Class HB                               571                       571
     802                     802   6.00%, 5/15/23, Series 1630 Class PJ                                798                       798
                9,506      9,506   6.50%, 1/1/24, Gold Pool #C80091                                               9,518        9,518
                  965        965   7.50%, 6/1/24, Pool #C80161                                                      993          993
               13,594     13,594   7.00%, 9/1/24, Pool #G00271                                                   13,849       13,849
                5,472      5,472   7.50%, 10/1/24, Pool #C80245                                                   5,627        5,627
                8,284      8,284   7.00%, 11/1/24, Pool #G00278                                                   8,439        8,439
   1,443                   1,443   7.00%, 8/1/27, Gold Pool #D81734                                  1,466                     1,466
                                                                                               -----------   ----------   ----------
                                                                                                     4,990      122,046      127,036
                                                                                               -----------   ----------   ----------


Federal National Mortgage Assoc. (6.9%):
                6,494      6,494   7.00%, 4/1/03, Pool #303865                                                    6,585        6,585
     243                     243   6.90%, 12/25/03, Series 1993-70 Class D                             248                       248
     490                     490   6.50%, 5/25/08, Series 1993-55 Class K                              503                       503
     615                     615   6.00%, 12/25/08, Series 1993-231 Class M                            615                       615
               15,747     15,747   8.00%, 12/1/09, Pool #250168                                                  16,294       16,294
     300                     300   6.50%, 3/25/13, Series 1993-140 Class H                             305                       305
                9,903      9,903   6.50%, 5/1/13, Pool #251700                                                    9,961        9,961
               15,000     15,000   6.00%, 6/1/13, Pool #423196                                                   14,841       14,841
                2,000      2,000   8.20%, 3/10/16 (b)                                                             2,488        2,488
     200                     200   5.70%, 6/25/17, Series X-225C Class PD                              199                       199
     311                     311   6.00%, 10/25/20, Series 1994-40, Class, H                           311                       311
     155                     155   7.50%, 3/25/23, Series 1993-23 Class PZ                             171                       171
     449                     449   7.00%, 5/25/23, Series 1993-56 Class PZ                             477                       477
   1,500                   1,500   7.00%, 7/18/24, Series 1997-12 Class G                            1,514                     1,514
                8,871      8,871   7.50%, 9/1/25, Pool #324179                                                    9,137        9,137
                9,972      9,972   6.50%, 4/1/28, Pool #420165                                                    9,931        9,931
                                                                                               -----------   ----------   ----------
                                                                                                     4,343       69,237       73,580
                                                                                               -----------   ----------   ----------

Government National Mortgage Assoc. (2.8%):
                2,552      2,552   9.00%, 11/15/24, Pool #780029                                                  2,773        2,773
                7,780      7,780   7.50%, 7/15/26, Pool #430999                                                   8,018        8,018
                8,543      8,543   7.50%, 7/20/27, Pool #2457                                                     8,751        8,751
                9,860      9,860   6.50%, 2/15/28, Pool #460759                                                   9,839        9,839
                                                                                               -----------   ----------   ----------
                                                                                                        --       29,381       29,381
                                                                                               -----------   ----------   ----------
Total U.S. Government Agency Mortgages                                                               9,333      220,664      229,997
                                                                                               -----------   ----------   ----------


U.S. Government Agency Securities (0.5%):
Government Trust Certificate  (0.2%):
                1,768      1,768   Israel, 9.40%, 5/15/02                                               --        1,830        1,830
                                                                                               -----------   ----------   ----------


Tennessee Valley Authority  (0.3%):
                3,200      3,200   8.63%, 11/15/29                                                                3,536        3,536
                                                                                               -----------   ----------   ----------
Total U.S. Government Agency Securities                                                                 --        5,366        5,366
                                                                                               -----------   ----------   ----------

U.S. Treasury Obligations (22.7%):
U.S. Treasury Bonds  (8.8%):
                2,250      2,250   13.38%, 8/15/01 (b)                                                            2,751        2,751
                9,600      9,600   11.88%, 11/15/03 (b)                                                          12,376       12,376
   5,740                   5,740   12.75%, 11/15/10                                                  8,175                     8,175
     500                     500   7.50%, 11/15/16                                                     600                       600
               14,000     14,000   9.00%, 11/15/18                                                               19,460       19,460
   2,820                   2,820   8.13%, 5/15/21                                                    3,672                     3,672
   1,000       11,250     12,250   8.13%, 8/15/21 (b)                                                1,303       14,660       15,963
                7,125      7,125   8.00%, 11/15/21 (b)                                                            9,182        9,182
               17,600     17,600   7.13%, 2/15/23 (b)                                                            20,817       20,817




See notes to financial statements.


The One Group Income Bond Fund / Pegasus Multi-Sector Bond Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                                    JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                        Proforma
 Pegasus    One Group   Combined                                                                                          Proforma
Shares or   Shares or   Shares or                                                                  Pegasus    One Group   Combined
Principal   Principal   Principal                                                                   Market      Market     Market
 Amount      Amount      Amount                          Security Description                       Value       Value      Value
 ------      ------      ------    ---------------------------------------------------------     ---------   ----------  -----------
                                                                                               -----------   ----------   ----------
                                                                                                    13,750       79,246       92,996
                                                                                               -----------   ----------   ----------


U.S. Treasury Inflation Protected Bonds  (0.2%):
   2,651                   2,651   3.38%, 1/15/07                                                    2,568           --        2,568
                                                                                               -----------   ----------   ----------

U.S. Treasury Notes (11.4%):
     560                     560   8.50%, 2/15/00                                                      585                       585
               15,000     15,000   6.25%, 8/31/00 (b)                                                            15,222       15,222
               34,800     34,800   6.63%, 6/30/01 (b)                                                            35,819       35,819
               15,000     15,000   6.25%, 6/30/02 (b)                                                            15,377       15,377
               30,000     30,000   6.25%, 2/15/03 (b)                                                            30,880       30,880
               11,500     11,500   6.25%, 2/15/07 (b)                                                            12,045       12,045
               10,000     10,000   6.63%, 5/15/07 (b)                                                            10,737       10,737
                                                                                               -----------   ----------   ----------
                                                                                                       585      120,080      120,665
                                                                                               -----------   ----------   ----------


U.S. Treasury STRIPS (2.3%):
               85,000     85,000   10/15/19                                                                      24,496       24,496
                                                                                               -----------   ----------   ----------
Total U.S. Treasury Obligations                                                                     16,903      223,822      240,725
                                                                                               -----------   ----------   ----------


Investment Companies (0.4%):
   4,338                   4,338   Pegasus Cash Management Fund, Class I                             4,338                     4,338
                                                                                               -----------   ----------   ----------
Total Investment Companies                                                                           4,338           --        4,338
                                                                                               -----------   ----------   ----------


Repurchase Agreements  (0.3%):
                3,102      3,102   Prudential Securities, 6.10%, 7/1/98 (Collateralized by
                                   $3,193 U.S. Treasury Bills, 9/3/98, market value $3,165)                       3,102        3,102
                                                                                               -----------   ----------   ----------
Total Repurchase Agreements                                                                             --        3,102        3,102
                                                                                               -----------   ----------   ----------


Short-Term Securities Held as Collateral  (14.1%):
Master Notes  (2.3%):
                6,835      6,835   Bear Stearns Mortgage Capital, 6.77%, 10/9/98*                                 6,835        6,835
                4,557      4,557   Danaher Corp., 6.68%, 10/9/98*                                                 4,557        4,557
                6,835      6,835   Merrill Lynch Mortgage Capital, 6.75%, 7/23/98*                                6,835        6,835
                6,151      6,151   NationsBanc Capital Markets, 6.70%, 7/1/98*                                    6,151        6,151
                                                                                               -----------   ----------   ----------
                                                                                                        --       24,378       24,378
Put Bonds  (1.5%):                                                                             -----------   ----------   ----------

                6,835      6,835   Citicorp, 5.94%, 8/3/98*                                                       6,835        6,835
                4,557      4,557   GMAC, 5.85%, 11/10/99*                                                         4,563        4,563
                4,557      4,557   Greenwich Capital, 6.11%, 12/13/99*                                            4,557        4,557
                                                                                               -----------   ----------   ----------
                                                                                                        --       15,955       15,955
                                                                                               -----------   ----------   ----------


Repurchase Agreements  (10.2%):
               25,061     25,061   Donaldson, Lufkin & Jenrette, 6.65%, 7/1/98 (Collateralized
                                   by $25,622 various Corporate and Government Securities,
                                   0.00% - 17.25%, 10/15/02 - 4/15/35, market value $26,025)                     25,061       25,061
               22,783     22,783   Goldman Sachs, 6.65%, 7/1/98 (Collateralized by $24,283
                                   various Corporate Bonds, 0.00%, 7/7/98 - 9/18/98, market
                                   value $24,195)                                                                22,783       22,783
               50,122     50,122   Lehman Brothers, 6.65%, 7/1/98 (Collateralized by $51,377
                                   various Corporate Bonds, 0.00% - 10.13%, 9/15/99 -
                                   10/17/96, market value $53,776)                                               50,121       50,121
                4,694      4,694   Lehman Brothers, 6.47%, 7/1/98 (Collateralized by $4,929
                                   Media One Group Bonds, 0.00%, 10/5/98, market value
                                   $4,929)                                                                        4,694        4,694
                5,924      5,924   Lehman Brothers, 6.00%, 7/1/98 (Collateralized by $37,083
                                   various Government Securities, 0.00% - 7.50%, 12/1/18 -
                                   5/1/24, market value $6,098)                                                   5,924        5,924
                                                                                               -----------   ----------   ----------
                                                                                                        --      108,583      108,583
                                                                                               -----------   ----------   ----------
Total Short-Term Securities Held as Collateral                                                          --      148,916      148,916
                                                                                               -----------   ----------   ----------
Total (Cost $1,146,495) (a)                                                                      $ 129,914  $ 1,066,073  $ 1,195,987
                                                                                               ===========   ==========   ==========

See notes to financial statements.

The One Group Income Bond Fund / Pegasus Multi-sector Bond Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                   JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                      Proforma
 Pegasus    One Group Combined                                                                        Proforma
Shares or   Shares or Shares or                                                 Pegasus   One Group   Combined
Principal   Principal Principal                                                  Market    Market      Market
 Amount       Amount   Amount                       Security Description        Value      Value       Value
----------  --------- --------   --------------------------------------------  -------   ---------    --------




----------
Percentages indicated are based on net assets of $1,059,758.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $79. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):


             Unrealized appreciation.............................      $ 51,457
             Unrealized depreciation.............................        (2,044)
                                                                       --------
             Net unrealized appreciation.........................      $ 49,413
                                                                       ========

(b) A portion of this security was loaned as of June 30, 1998.

* The interest rate for this variable rate note, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1998.

REIT        Real Estate Investment Trust











See notes to financial statements.

The One Group Intermediate Tax Free Bond Fund / Pegasus Intermediate Municipal Bond Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                           JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                           Proforma
  Pegasus      One Group    Combined                                                                                        Proforma
 Shares or     Shares or   Shares or                                                                  Pegasus   One Group   Combined
 Principal     Principal   Principal                                                                   Market     Market     Market
  Amount         Amount      Amount                        Security Description                        Value      Value      Value
-----------    ---------   --------- --------------------------------------------------------------   -------   ---------   --------

Municipal Bonds (98.9%):
Alabama (0.6%):
$    2,000     $           $ 2,000   Public Schools , 5.25%, 11/1/05                                  $ 2,115     $         $ 2,115
     3,500                   3,500   Courtland Industrial Development Board Solid Waste Disposal
                                     Revenue, Series A, 6.50%, 9/1/25                                   3,811                 3,811
                                                                                                      -------     ------   --------
                                                                                                        5,926          -      5,926
                                                                                                      -------     ------   --------
Alaska  (0.7%):
                    1,000    1,000   Anchorage, GO, 6.00%, 10/1/10, FGIC                                           1,130      1,130
     7,000                   7,000   North Slope Boro, Capital Appreciation, Unlimited Tax,
                                     GO, Series A, 0.00%, 6/30/08, MBIA                                 4,407                 4,407
     1,000                   1,000   Student Loan Revenue State Assisted Series A, 5.50%, 7/1/04        1,042                 1,042
                                                                                                      -------     ------   --------
                                                                                                        5,449      1,130      6,579
                                                                                                      -------     ------   --------
Arizona  (1.8%):
                    1,000    1,000   Educational Loan Marketing Corp., AMT, 7.30%, 9/1/03,
                                     Callable 9/1/99 @ 102, MBIA                                                   1,053      1,053
                    1,000    1,000   Educational Loan Marketing Corp., AMT, 7.35%, 9/1/04,
                                     Callable 9/1/99 @ 102, MBIA                                                   1,054      1,054
                      775      775   Educational Loan Marketing Corp., AMT, 7.38%, 9/1/05,
                                     Callable 9/1/99 @ 102, MBIA                                                     817        817
                    1,385    1,385   Maricopa City Industrial Development Revenue, Coral
                                     Apartments Project Bg,  AMT, 5.10%, 3/1/28, Callable
                                     3/1/06 @ 101                                                                  1,379      1,379
                    1,105    1,105   Maricopa County Development Authority, Multi-Family
                                     Housing, 5.65%, 1/1/09, Callable 1/1/07 @ 101                                 1,136      1,136
                    1,280    1,280   Maricopa County Development Authority, Multi-Family
                                     Housing, 6.05%, 7/1/17, Callable 1/1/07 @ 101                                 1,325      1,325
     2,000                   2,000   Maricopa County, School District # 41, Series C,
                                     6.10%, 7/1/14, FGIC                                                2,199                 2,199
                    2,835    2,835   Phoenix Airport Revenue, AMT, Series D, 6.00%, 7/1/06, MBIA                   3,101      3,101
                      700      700   Phoenix Industrial Development Authority, 6.00%, 12/1/10,
                                     Callable 12/1/03 @ 102                                                          738        738
                    2,060    2,060   Pima County, Industrial Development Authority, 5.45%,
                                     4/1/10, Callable 4/1/07 @ 102, MBIA                                           2,188      2,188
     2,215                   2,215   University of Arizona, Revenue, 5.25%, 06/01/14                    2,264                 2,264
                                                                                                      -------     ------   --------
                                                                                                        4,463     12,791     17,254
                                                                                                      -------     ------   --------
Arkansas (0.3%):
                    1,000    1,000   Jefferson County, Pollution Control Revenue, 5.60%,
                                     10/1/17, Callable 12/1/02 @ 102                                               1,012      1,012
                    1,060    1,060   Sebastian County, Community Junior College, 5.35%,
                                     4/1/10, Callable 4/1/07 @ 101, AMBAC                                          1,117      1,117
                    1,000    1,000   State Capital Appreciation, Series 97A, 0.00%, 6/1/14                           447        447
                      300      300   State Development Authority, Single Family Mortgage
                                     Revenue, Series G, 5.50%, 1/1/10                                                310        310
                                                                                                      -------     ------   --------
                                                                                                            -      2,886      2,886
                                                                                                      -------     ------   --------
California (6.9%):
                    2,000    2,000   ABAG Finance Authority for Nonprofit Corp., 5.75%,
                                     10/1/17, Callable 10/1/07 @ 102                                               2,067      2,067
                    2,000    2,000   ABAG Finance Authority for Nonprofit Corp., Multi-Family
                                     Housing Revenue, AMT, 5.70%, 11/1/26, Callable 11/1/06
                                     @ 100                                                                         2,114      2,114
                    1,945    1,945   ABAG Finance Authority, Multi-Family Housing Revenue,
                                     AMT, 6.75%, 4/20/07, GNMA                                                     2,135      2,135
                      500      500   Castaic Lake Water Agency, Certificates Partnership,
                                     Water System Improvement Project, 7.00%, 8/1/04, Callable
                                     8/1/00 @ 102, MBIA                                                              541        541
                    3,500    3,500   Long Beach Harbor, Series A, AMT, 6.00%, 5/15/12, FGIC                        3,922      3,922
     1,615                   1,615   MSR Public Power Agency, San Juan Project Revenue Refunding,
                                     Series F, 5.55%, 7/1/02, AMBAC                                     1,705                 1,705
     4,000                   4,000   Orange County, Recovery, Certificates of Participation,
                                     Series A, 0.00%, 2/15/22, MBIA                                     4,396                 4,396
     4,000                   4,000   Orange County, Recovery, Certificates of Participation,
                                     Series A, 5.70%, 7/1/10, MBIA                                      4,336                 4,336
                    1,750    1,750   Riverside County, 5.75%, 6/1/09
     3,300                   3,300   Sacramento Cogeneration Authority Revenue, 5.60%, 7/1/99           3,358                 3,358
     1,300                   1,300   Sacramento Cogeneration Authority Revenue, 5.80%, 7/1/01           1,359                 1,359
     1,000                   1,000   Sacramento Cogeneration Authority Revenue, 5.90%, 7/1/02           1,059                 1,059
                    3,000    3,000   Sacramento Municipal Utility District, 5.40%, 11/15/06,                       1,939      1,939
                                     Callable 11/15/03 @ 102, FSA                                                  3,192      3,192
                    1,000    1,000   San Francisco City & County Airports, Common International
                                     Airport Revenue, 6.30%, 5/1/11, Callable 5/1/02 @ 102, AMBAC                  1,084      1,084
                    1,000    1,000   Southern Public Power Authority, Transmission Project,
                                     Revenue, 0.00%, 7/1/15, MBIA                                                    424        424
     7,000                   7,000   State, 0.00%, 5/17/10, GO                                          5,037                 5,037

See notes to financial statements.

The One Group Intermediate Tax Free Bond Fund / Pegasus Intermediate Municipal Bond Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                           JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                           Proforma
  Pegasus      One Group    Combined                                                                                        Proforma
 Shares or     Shares or   Shares or                                                                  Pegasus   One Group   Combined
 Principal     Principal   Principal                                                                   Market     Market     Market
  Amount         Amount      Amount                        Security Description                        Value      Value      Value
-----------    ---------   --------- --------------------------------------------------------------   -------   ---------   --------
                                     State, 0.00%, 7/1/10, GO                                           7,500                 7,500
                    1,000    1,000   State, 7.00%, 10/1/07, GO                                                     1,194      1,194
                    1,400    1,400   State Wide Community Development, 2.40%, 1/1/09,
                                     Callable 1/1/04 @ 102, AMBAC                                                  1,389      1,389
                    1,270    1,270   Statewide Community Development Authority, Multi-Family
                                     Revenue, Cudahy Gardens Project, Series I, AMT, 5.10%,
                                     10/1/12, Callable 4/1/03 @ 102, Swiss Bank                                    1,275      1,275
                    2,100    2,100   Statewide Community Development Authority, Multi-Family
                                     Revenue, Riverside Gardens Project, Series J, AMT, 5.10%,
                                     10/1/12, Callable 4/1/03 @ 102, Swiss Bank                                    2,108      2,108
                    4,390    4,390   Statewide Community Development Authority, Series A-2,
                                     Revenue, 4.90%, 5/15/25, GO                                                   4,418      4,418
                    2,000    2,000   Statewide Community Development Authority, Seriese A-3,
                                     Revenue, 5.10%, 5/15/25, Callable 7/1/08 @ 101, GO                            2,015      2,015
     8,100                   8,100   University of California, Revenue Refunding, Multiple
                                     Purpose, 6.20%, 9/1/01, MBIA                                       8,636                 8,636
                                                                                                      -------     ------   --------
                                                                                                       37,386     29,817     67,203
                                                                                                      -------     ------   --------
Colorado (9.3%):
     1,230                   1,230   Adams County, Single Family Mortgage Revenue, Series A,
                                     8.88%, 8/1/03                                                      1,490                 1,490
                    3,290    3,290   Arapahoe County, Capital Improvements, Project E-470,
                                     0.00%, 8/31/03                                                                2,638      2,638
    20,000                  20,000   Arapahoe County, Capital improvements Revenue Refunding,
                                     Capital Appreciation, 0.00%, 8/31/05                               7,083                 7,083
                    1,135    1,135   Arapahoe County, School District #001 Englewood, 0.00%, 11/1/09                 677        677
                      885      885   Denver City & County, Airport Revenue, AMT, 6.75%,
                                     11/15/13, Callable 11/15/02 @ 102, MBIA-IBC                                     971        971
     1,000                   1,000   Denver City & County, Airport Revenue, Series A, AMT,
                                     8.00%, 11/15/25                                                    1,100                 1,100
     2,000                   2,000   Denver City & County, Airport Revenue, Series A, 6.90%, 11/15/98   2,024                 2,024
     1,000                   1,000   Denver City & County, Airport Revenue, Series A, 7.00%, 11/15/99   1,041                 1,041
     1,830                   1,830   Denver City & County, Airport Revenue, Series A, 8.50%, 11/15/07,
                                     MBIA                                                               2,041                 2,041
                    2,000    2,000   Denver City & County, Airport Revenue, Series B, AMT,
                                     5.75%, 11/15/09, Callable 11/15/06 @ 102, MBIA                                2,166      2,166
     2,000                   2,000   Denver City & County, Airport Revenue, Series B, 7.25%, 11/15/05   2,243                 2,243
     1,145                   1,145   Denver City & County, Airport Revenue, Series C, 6.55%, 11/15/03   1,260                 1,260
     2,900                   2,900   Denver City & County, Airport Revenue, Series D, 7.30%, 11/15/00   3,105                 3,105
     8,665                   8,665   Denver City & County, Refunding Water Unlimited Tax, GO,
                                     7.00%, 10/1/99                                                     9,014                 9,014
                    9,750    9,750   Denver City & County, School District #1, GO, 0.00%, 12/1/06                  6,693      6,693
                    1,000    1,000   Denver City & County, School District, #001, GO Refunding,
                                     6.50%, 12/1/10                                                                1,182      1,182
                    3,000    3,000   El Paso County, School District, 7.13%, 12/1/19, Callable
                                     12/1/07 @ 125                                                                 3,844      3,844
                    1,135    1,135   Health Facilities Authority Revenue, 6.40%, 1/1/10, Callable
                                     1/1/07 @ 101                                                                  1,193      1,193
                    4,255    4,255   Highlands Ranch Metro District #004, GO, 5.25%, 12/1/15,
                                     Callable 12/1/08 @ 101, AMBAC                                                 4,322      4,322
                    1,320    1,320   Housing Finance Authority Single Family Program, Series
                                     C-2, Revenue, 5.15%, 11/1/16, Callable 5/1/08 @ 102                           1,320      1,320
                      240      240   Housing Finance Authority, AMT, 5.63%, 5/1/04                                   250        250
                    3,220    3,220   Housing Finance Authority, GO, Series A, 6.40%, 8/1/06,
                                     Callable 8/1/02 @ 102, MBIA                                                   3,418      3,418
                    4,000    4,000   Housing Finance Authority, Multi-Family Program, 5.65%, 10/1/15               4,103      4,103
                      565      565   Housing Finance Authority, Refunding, Single Family, Series
                                     D, 5.65%, 12/1/04, Callable 5/1/03 @ 100                                        585        585
                    3,250    3,250   Housing Finance Authority, Series 97 B-3, 6.80%, 11/1/28,
                                     Callable 5/1/07 @ 105                                                         3,647      3,647
                      505      505   Housing Finance Authority, Single Family Program, Series F,
                                     AMT, 6.75%, 12/1/04                                                             526        526
                      500      500   Jefferson County, Partnership, 6.45%, 12/1/04, Callable
                                     12/1/02 @ 102, MBIA                                                             554        554
     3,500                   3,500   Jefferson County, School District # R-001, GO,
                                     5.90%, 12/15/05, AMBAC                                             3,790                 3,790
                    4,000    4,000   Meridian Metropolitan District, 7.50%, 12/1/11, Callable
                                     12/1/01 @ 101                                                                 4,365      4,365
                      325      325   Mountain Village Metropolitan District, San Miguel County,
                                     8.10%, 12/1/11, Callable 12/1/02 @ 101                                          372        372
                      675      675   Mountain Village Metropolitan District, San Miguel County,
                                     8.10%, 12/1/11, Prerefunded 12/1/02 @ 101                                       787        787

See notes to financial statements.

The One Group Intermediate Tax Free Bond Fund / Pegasus Intermediate Municipal Bond Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                           JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                           Proforma
  Pegasus      One Group    Combined                                                                                        Proforma
 Shares or     Shares or   Shares or                                                                  Pegasus   One Group   Combined
 Principal     Principal   Principal                                                                   Market     Market     Market
  Amount         Amount      Amount                        Security Description                        Value      Value      Value
-----------    ---------   --------- --------------------------------------------------------------   -------   ---------   --------

     5,000                    5,000   Poudre Valley, Hospital Revenue, 6.63%, 12/1/11, AMBAC            5,460                 5,460
                      980       980   Pueblo County, Single Family Mortgage Revenue, 6.40%,
                                      11/1/13, Callable 11/1/04 @ 102                                              1,026      1,026
                    1,250     1,250   Summit County, School District #1, Refunding, 6.75%,
                                      12/1/04, FGIC                                                                1,422      1,422
     3,410                    3,410   Water Power Development Authority Revenue,
                                      Revolving Fund, Series A, 6.00%, 9/1/10, AMBAC                    3,863                 3,863
                                                                                                      -------     ------   --------
                                                                                                       43,514     46,061     89,575
                                                                                                      -------     ------   --------
District of Columbia (0.4%):
     2,000                    2,000   GO, 5.50%, 10/01/12                                               2,082                 2,082
     2,000                    2,000   GO, Series B-3 , 5.20%, 6/1/04, MBIA                              2,137                 2,137
                                                                                                      -------     ------   --------
                                                                                                        4,219          -      4,219
                                                                                                      -------     ------   --------
Connecticut (0.9%):
                    1,000     1,000   Bridgeport, Refunding, 6.50%, 9/1/08, AMBAC                                  1,167      1,167
                    1,015     1,015   State Health & Educational Facilities, Series 97E, 5.50%,
                                      7/1/09, Callable 7/1/07 @ 102                                                1,074      1,074
                    1,695     1,695   State Housing Finance Authority, 6.70%, 11/15/12, Callable
                                      11/15/02 @ 102                                                               1,833      1,833
                    1,575     1,575   State, GO, Series A, 5.30%, 5/15/10, Callable 5/15/06 @ 101                  1,655      1,655
                    2,475     2,475   State, GO, Series B, 6.00%, 10/1/05                                          2,737      2,737
                                                                                                      -------     ------   --------
                                                                                                            -      8,466      8,466
                                                                                                      -------     ------   --------
Florida (4.8%):
                    1,220     1,220   Broward County, Housing Authority, 5.55%, 7/1/09, Callable
                                      7/1/06 @ 102                                                                 1,269      1,269
                    1,500     1,500   Cape Coral, Special Obligation Revenue, Water
                                      Improvements, Special Assessment - Water Utility, 6.38%,
                                      6/1/09, Callable 6/1/02 @ 102, FSA                                           1,645      1,645
                    1,270     1,270   Clay County, Housing Finance Authority Revenue, Single
                                      Family Mortgage, AMT, 6.20%, 9/1/11, Callable 3/1/05 @ 102                   1,342      1,342
                      990       990   Clay County, Housing Finance Authority Revenue, Single
                                      Family Mortgage, AMT, 6.25%, 9/1/13, Callable 3/1/05 @ 102                   1,047      1,047
                    1,750     1,750   Clay County, Housing Financial Authority, AMT, 5.25%,
                                      10/1/07, Callable 4/1/07 @102                                                1,806      1,806
                    1,000     1,000   Dade County, Aviation Revenue, Series A, 6.00%, 10/1/08,
                                      Callable 10/1/05 @ 102, AMBAC                                                1,112      1,112
                    1,155     1,155   Department of Corrections, Okeechobee Correctional
                                      Facilities, 6.00%, 3/1/06, Callable 3/1/05 @ 102, AMBAC                      1,279      1,279
                    2,000     2,000   Escambia County, Housing Finance Authority, Multi-Family
                                      Housing Revenue, 5.75%, 4/1/04, Callable 12/30/03 @ 100, GNMA                2,053      2,053
                    3,635     3,635   Hialeah Housing Authority Revenue, 5.80%, 6/20/33,
                                      Callable 6/20/08 @ 105, GNMA                                                 3,819      3,819
                    1,185     1,185   Indian River County, Hospital Revenue, 5.95%, 10/1/09,
                                      Callable 1/1/07 @ 102, FSA                                                   1,317      1,317
                    1,285     1,285   Indian River County, Hospital Revenue, 6.00%, 10/1/10,
                                      Callable 1/1/07 @ 102, FSA                                                   1,415      1,415
     5,170                    5,170   Lakeland Electric & Water Revenue, Series B, 6.00%, 10/1/10,
                                      FGIC                                                              5,870                 5,870
                      180       180   Manatee County, Housing Finance Authority, Mortgage
                                      Revenue, 6.38%, 11/1/05                                                        185        185
                    3,000     3,000   Miami-Dade County Housing Finance Authority Single Family
                                      Revenue, 5.90%, 6/1/25, Callable 6/1/08 @ 103, FHLMC                         3,150      3,150
                    4,850     4,850   Miami-Dade County Housing, Revenue, 5.80%, 10/1/12                           5,171      5,171
                    1,000     1,000   Orlando Water & Electricity Revenue, 8.00%, 4/1/03                           1,165      1,165
                    2,830     2,830   Pinellas County Housing Authority, Revenue, AMT, 6.30%,
                                      3/1/29, Callable 9/1/07 @ 102,GNMA/FNMA                                      3,036      3,036
                    1,060     1,060   Santa Rosa Bay Bridge Authority, Revenue, 0.00%, 7/1/16                        405        405
                    4,270     4,270   Santa Rosa Bay Bridge Authority, Revenue, 0.00%, 7/1/19                      1,369      1,369
                    2,255     2,255   Santa Rosa Bay Bridge Authority, Revenue, 0.00%, 7/1/20                        685        685
                    4,265     4,265   Santa Rosa Bay Bridge Authority, Revenue, 0.00%, 7/1/22                      1,154      1,154
     4,000                    4,000   Tampa, GO, 5.50%, 11/15/12                                        4,301                 4,301
                    2,920     2,920   Tampa Water & Sewer Revenue, ETM, 0.00%, 10/1/05                             2,232      2,232
                                                                                                      -------     ------   --------
                                                                                                       10,171     36,656     46,827
                                                                                                      -------     ------   --------
Georgia (0.6%):
                    1,500     1,500   Atlanta Airport Facilities, 6.50%, 1/1/08, AMBAC                             1,736      1,736
                    1,000     1,000   Atlanta Airport Facilities Revenue, Series A, 6.50%, 1/1/07,
                                      AMBAC                                                                        1,145      1,145
                    2,000     2,000   Burke County Development Authority, Revenue, 3.95%,
                                      7/01/24, Georgia Power Company                                               2,000      2,000
                    1,215     1,215   Columbus Water & Sewer Revenue, 6.30%, 5/1/06, Callable
                                      11/1/02 @ 102, FGIC                                                          1,333      1,333
                                                                                                      -------     ------   --------
                                                                                                            -      6,214      6,214
                                                                                                      -------     ------   --------
Hawaii (1.9%):
                    1,000     1,000   Honolulu City & County, GO, Series A, 5.60%, 4/1/07, FSA                     1,083      1,083

See notes to financial statements.

The One Group Intermediate Tax Free Bond Fund / Pegasus Intermediate Municipal Bond Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                           JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                           Proforma
  Pegasus      One Group    Combined                                                                                        Proforma
 Shares or     Shares or   Shares or                                                                  Pegasus   One Group   Combined
 Principal     Principal   Principal                                                                   Market     Market     Market
  Amount         Amount      Amount                        Security Description                        Value      Value      Value
-----------    ---------   --------- --------------------------------------------------------------   -------   ---------   --------

                    3,500     3,500   Honolulu City & County, GO, Series A, 7.35%, 7/1/08                           4,276      4,276
    10,000                   10,000   State Airports System Revenue, Series II, 7.00%, 7/1/18           10,819                10,819
     2,065                    2,065   State Department of Budget & Finance Revenue, 5.60%, 7/1/02        2,156                 2,156
                                                                                                       -------     ------    -------
                                                                                                        12,975      5,359     18,334
                                                                                                       -------     ------    -------
Idaho (1.4%):
                    2,200     2,200   Health Facilities Authority Holy Cross Health System,
                                      Revenue, 5.00%, 12/1/18, Callable 6/1/08 @ 101, MBIA                          2,154      2,154
                    1,600     1,600   Southern Idaho Regional Solid Waste District, 5.45%,
                                      11/1/13, Callable 11/1/03 @ 101, Credit Local de France                       1,660      1,660
                    1,285     1,285   Student Loan Fund Marketing Association, Inc., 6.40%,
                                      10/1/99, GSL                                                                  1,313      1,313
                    1,000     1,000   Student Loan Fund Marketing Association, Inc., AMT, 5.10%,
                                      4/1/02, GSL                                                                   1,009      1,009
                    4,500     4,500   Student Loan Fund Marketing Association, Inc., Series C,
                                      AMT, 5.60%, 4/01/07, Callable, 10/01/03 @ 102, GSL                            4,708      4,708
                    1,300     1,300   University Revenue, 5.75%, 4/1/06, FSA                                        1,415      1,415
                    1,060     1,060   University Revenue, 5.50%, 4/1/13, Callable 4/1/07 @ 101, MBIA                1,115      1,115
                                                                                                       -------     ------    -------
                                                                                                             -     13,374     13,374
                                                                                                       -------     ------    -------
Illinois (6.9%):
     4,000                    4,000   Chicago, GO, 5.60%, 01/01/04, AMBAC                                4,253                 4,253
                    1,000     1,000   Chicago Metro Water Reclamation District - Greater Chicago
                                      Capital Improvements, GO, Pre-Refunded, 7.25%, 12/1/12                        1,256      1,256
                    4,245     4,245   Chicago Metro Water Reclamation District - Greater Chicago
                                      Capital Improvements, GO, Pre-Refunded, 6.25%, 12/1/14,
                                      Callable 12/1/05 @ 100                                                        4,780      4,780
     4,500                    4,500   Chicago Metro Water Unlimited Tax Refunding, GO, 5.00%, 12/1/02    4,661                 4,661
     5,000                    5,000   Chicago O'Hare International Airport Revenue, Series A,
                                      5.625%, 1/1/13, AMBAC                                              5,271                 5,271
                    3,045     3,045   Chicago Park District, GO, 6.35%, 11/15/08, Callable
                                      11/15/05 @ 102, MBIA                                                          3,429      3,429
                    2,585     2,585   Chicago Water Revenue, 6.50%, 11/1/10, FGIC                                   3,039      3,039
                    1,450     1,450   Chicago, Single Family Mortgage Revenue, 0.00%, 10/1/09,
                                      Callable 10/1/05 @ 78.60, MBIA                                                  729        729
                    1,380     1,380   Chicago, Single Family Mortgage Revenue, 0.00%, 10/1/09, MBIA                   641        641
                      705       705   Decatur Economic Development, 7.75%, 6/1/07, Callable
                                      6/1/02 @ 102                                                                    794        794
                    7,225     7,225   Development Finance Authority, Pollution Control Revenue,
                                      7.25%, 6/1/11, Callable 6/1/01 @ 102                                          7,832      7,832
                      810       810   Evanston Residential Mortgage, 6.38%, 1/1/09, Callable
                                      7/1/02 @ 102, AMBAC                                                             858        858
                    1,645     1,645   Health Facilities Authority Revenue, 6.13%, 11/15/07,
                                      Callable 11/15/04 @ 102, MBIA                                                 1,840      1,840
                    1,500     1,500   Health Facilities Authority Revenue, 6.75%, 1/1/10, Callable
                                      1/1/00 @ 102, FGIC                                                            1,582      1,582
       600                      600   Madison County, Series A, 0.00%, 03/01/33                            600                   600
                    1,280     1,280   McHenry County, High School #157, GO, 0.00%, 12/1/11,  FSA                      668        668
                    1,370     1,370   McHenry County, High School #157, GO, 0.00%, 12/1/12, FSA                       666        666
                    1,620     1,620   McHenry County, High School #157, GO, 0.00%, 12/1/13, FSA                       743        743
     2,960                    2,960   Metro Pier & Exposition Authority, Dedicated State Tax Revenue,
                                      6.50%, 6/1/05                                                      3,321                 3,321
     8,330                    8,330   Metro Pier & Exposition Authority, Dedicated State Tax Revenue,
                                      Capital Appreciation, Series A, 0.00%, 12/15/16, MBIA              3,224                 3,224
     2,250                    2,250   Metro Pier & Exposition Authority, Dedicated State Tax Revenue,
                                      Capital Appreciation, Series A, 6.40%, 6/1/03, MBIA                2,461                 2,461
     2,500                    2,500   Metro Pier & Exposition Authority, Dedicated State Tax Revenue,
                                      Capital Appreciation, Series A, 6.50%, 6/1/04, MBIA                2,776                 2,776
     2,785                    2,785   Regional Transit Authority, Series A, 8.00%, 6/1/03, AMBAC         3,242                 3,242
                    2,500     2,500   Student Assistance, Student Loan Revenue, Series M, AMT,
                                      6.60%, 3/1/07, Callable 3/1/02 @ 102                                          2,669      2,669
                    1,500     1,500   Winnebago County, School District #122, GO, 0.00%, 1/1/13, FSA                  727        727
                    2,500     2,500   Winnebago County, School District #122, GO, 0.00%, 1/1/15, FSA                1,078      1,078
                    2,500     2,500   Winnebago County, School District #122, GO, 0.00%, 1/1/16, FSA                1,016      1,016
                    3,500     3,500   Winnebago County, School District #122, GO, 0.00%, 1/1/17, FSA                1,344      1,344
                    1,350     1,350   Winnebago County, School District #122, Harlem-Loves
                                       Park, Refunding, 6.35%, 6/1/07, FGIC                                         1,539      1,539
                                                                                                       -------     ------    -------
                                                                                                        29,809     37,230     67,039
                                                                                                       -------     ------    -------
Indiana (2.8%):
     3,670                    3,670   Bond Bank Revenue, 6.00%, 2/1/04                                   3,980                 3,980
                    2,150     2,150   Brownsburg Industrial Building Corp., Revenue, 5.50%,
                                      2/1/15, Callable 2/1/07 @ 102, MBIA                                           2,226      2,226
                    1,000     1,000   Fort Wayne Hospital Authority, Parkview Memorial Hospital

See notes to financial statements.

The One Group Intermediate Tax Free Bond Fund / Pegasus Intermediate Municipal Bond Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                           JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                           Proforma
  Pegasus      One Group    Combined                                                                                        Proforma
 Shares or     Shares or   Shares or                                                                  Pegasus   One Group   Combined
 Principal     Principal   Principal                                                                   Market     Market     Market
  Amount         Amount      Amount                        Security Description                        Value      Value      Value
-----------    ---------   --------- --------------------------------------------------------------   -------   ---------   --------

                                      Project, Series A, 7.50%, 11/15/11, Callable 11/15/99 @
                                      102, FGIC                                                                     1,061      1,061
                    3,260     3,260   Health Facilities Financing Authority,  Hospital Revenue,
                                      6.00%, 8/15/10, Callable 8/15/06 @ 102                                        3,489      3,489
     6,900                    6,900   Indianapolis Airport Authority Revenue, 7.10%, 1/15/17             7,781                 7,781
                    2,820     2,820   Indianapolis Economic Development Revenue,
                                      Knob-in-the-Woods Project, 6.38%, 12/1/04, Mandatory Put
                                      12/1/04 @ 100                                                                 3,120      3,120
                      500       500   Lawrence Township School District, 6.75%, 1/5/05                                564        564
                    1,500     1,500   New Albany Floyd County, School Building, 6.20%, 7/1/03                       1,634      1,634
                    1,500     1,500   New Albany Floyd County, School Building, 6.20%, 7/1/04                       1,650      1,650
                    1,000     1,000   State Vocational Technical College Building Facilities Fee,
                                      6.50%, 7/1/07, Callable 1/1/05 @ 102, AMBAC                                   1,136      1,136
                                                                                                       -------     ------    -------
                                                                                                        11,761     14,880     26,641
                                                                                                       -------     ------    -------
Iowa (0.4%):
                      700       700   Des Moines Water Revenue, Series B, 5.50%, 12/1/04,
                                      Callable 12/1/01 @ 100                                                          726        726
                    1,550     1,550   Finance Authority, 6.35%, 7/1/09, Callable 1/1/03 @ 102, AMBAC                1,639      1,639
                    1,000     1,000   Finance Authority, Private College Revenue, 5.75%, 12/1/08, MBIA              1,107      1,107
                      795       795   Finance Authority, Single Family Mortgage Revenue, Series
                                      F, 6.15%, 7/1/04, Callable 1/1/03 @ 102, AMBAC                                  822        822
                                                                                                       -------     ------    -------
                                                                                                             -      4,294      4,294
                                                                                                       -------     ------    -------
Kansas (1.1%):
     5,000                    5,000   Kansas City Utility System Revenue, 6.38%, 9/1/23, FGIC            5,584                 5,584
                    2,220     2,220   Sedgwick & Shawnee, Single Family Revenue, 5.50%,
                                      6/1/29, Step Coupon,  6.70% after 10/1/98                                     2,493      2,493
                      850       850   Sedgwick County, Family Mortgage Revenue, Series A-1,
                                      6.50%, 12/1/16, Callable 12/1/07 @ 105, GNMA                                    918        918
                    1,750     1,750   Wichita Hospital Revenue, St. Francis Regional Hospital,
                                      6.25%, 10/1/10, Callable 10/1/02 @ 102, MBIA                                  1,904      1,904
                                                                                                       -------     ------    -------
                                                                                                         5,584      5,315     10,899
                                                                                                       -------     ------    -------
Kentucky (0.8%):
                      800       800   Campbell & Kenton Counties, Sanitation District #1, 6.50%,
                                      8/1/05, ETM                                                                     884        884
                    3,000     3,000   Economic Development Financial Authority, Revenue,
                                      5.00%, 12/1/18, Callable 6/1/08 @ 101                                         2,946      2,946
                    1,000     1,000   Kenton County, Public Properties Corp., 5.63%, 12/1/12,
                                      Callable 12/1/06 @ 101                                                        1,057      1,057
                    1,000     1,000   Martin County Mortgage Section 8, Revenue, 6.25%, 7/1/23, FHA                 1,039      1,039
                    1,310     1,310   Owensboro Electric Light & Power Revenue, 0.00%, 1/1/09, BIG                    471        471
                    1,000     1,000   Winchester Industrial Building, 7.75%, 7/1/12, Callable
                                      7/1/02 @ 102                                                                  1,128      1,128
                                                                                                       -------     ------    -------
                                                                                                             -      7,525      7,525
                                                                                                       -------     ------    -------
Louisiana  (0.5%):
                      233       233   Housing Agency Mortgage Revenue, 7.80%, 12/1/09,
                                      Callable 6/1/04 @ 105, GNMA                                                     261        261
                      915       915   Housing Agency Mortgage Revenue, Single Family, Series
                                      D-2, AMT, 8.00%, 6/1/27, Callable 12/1/06 @ 102,
                                      GNMA/FNMA                                                                     1,008      1,008
                    1,550     1,550   Public Facilities Authority Revenue, AMT, 6.75%, 9/1/06,
                                      Callable 9/1/02 @ 102                                                         1,638      1,638
                    2,000     2,000   St. Charles Parish Pollution Control, 8.25%, 6/1/14, Callable
                                      6/1/99 @ 103                                                                  2,125      2,125
                                                                                                       -------     ------    -------
                                                                                                             -      5,032      5,032
                                                                                                       -------     ------    -------
Maryland (2.0%):
                    1,150     1,150   Anne Arundel County, GO, Series B, AMT, 7.70%, 3/15/06,
                                      Callable 3/15/99 @ 102                                                        1,203      1,203
     4,000                    4,000   Montgomery County, Public Improvement, Series A, 5.20%, 10/1/01    4,153                 4,153
     2,000                    2,000   State Community Development Administration Department,
                                      Housing & MNTY Single Family, 4.90%, 04/01/06                      2,039                 2,039
     2,950                    2,950   State Community Development Administration Department,
                                      Revenue, Fifth Series, 5.95%, 4/1/16                               3,122                 3,122
     2,500                    2,500   State Public Improvement, GO, Second Series,
                                      5.25%, 6/15/02                                                     2,610                 2,610
     5,510                    5,510   State Unlimited Tax, GO, 5.00%, 3/1/08                             5,760                 5,760
                                                                                                       -------     ------    -------
                                                                                                        17,684      1,203     18,887
                                                                                                       -------     ------    -------
Massachusetts (3.0%):
                    1,650     1,650   Beverly, 6.60%, 3/15/09, Callable 3/15/04 @ 102, FSA                          1,863      1,863
                       20        20   Education Loan Authority, AMT, 7.25%, 1/1/09, Callable
                                      1/1/01 @ 102                                                                     21         21
     2,000                    2,000   Federal Highway, 5.25%, 06/15/12                                   2,067                 2,067

See notes to financial statements.

The One Group Intermediate Tax Free Bond Fund / Pegasus Intermediate Municipal Bond Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                           JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                           Proforma
  Pegasus      One Group    Combined                                                                                        Proforma
 Shares or     Shares or   Shares or                                                                  Pegasus   One Group   Combined
 Principal     Principal   Principal                                                                   Market     Market     Market
  Amount         Amount      Amount                        Security Description                        Value      Value      Value
-----------    ---------   --------- --------------------------------------------------------------   -------   ---------   --------

     5,250                    5,250   New England, Educational Loan Refunding, Series A, 6.50%, 9/1/02   5,685                 5,685
     5,000                    5,000   Refunding, GO, Series A, 5.00%, 8/1/07, FGIC                       5,217                 5,217
                    2,400     2,400   State, GO, Series C, 6.00%, 8/1/09                                            2,715      2,715
     5,000                    5,000   Unlimited Tax, GO, Series A, 5.50%, 3/1/11                         5,400                 5,400
     4,500                    4,500   Unlimited Tax, GO, Series A, 6.25%, 7/1/02                         4,855                 4,855
                    1,465     1,465   Worcester, GO, Series A, 6.10%, 5/1/08, Callable 5/1/05 @
                                      102, MBIA                                                                     1,645      1,645
                                                                                                       -------     ------    -------
                                                                                                        23,224      6,244     29,468
                                                                                                       -------     ------    -------
Michigan (4.0%):
                    2,845     2,845   Lapeer Tax Increment Finance Authority, Revenue, 5.50%,
                                      6/1/12, Callable 6/1/08 @ 100                                                 2,889      2,889
                    4,000     4,000   Pittsfield Township Housing Corp Revenue, Series  A,
                                      6.00%, 1/1/22, Callable 7/1/04 @ 103                                          4,190      4,190
     5,445                    5,445   Royal Oak Hospital Financing Authority Revenue Refunding,
                                      Wm. Beaumont Hospital, 6.25%, 1/1/11                               6,178                 6,178
     6,850                    6,850   Royal Oak Hospital Financing Authority Revenue Refunding,
                                      Wm. Beaumont Hospital, 6.25%, 1/1/12                               7,789                 7,789
     5,575                    5,575   State Building Authority Revenue Refunding, Series I, 6.75%,
                                      10/1/1                                                             6,066                 6,066
     6,750                    6,750   State Hospital Financing Authority Revenue Refunding,
                                      Detroit Medical Center Obligation, Group A, 6.25%, 10/1/11         7,316                 7,316
                    2,000     2,000   State Hospital Finance Authority Revenue, Mercy Mount
                                      Clemens Corp., 6.25%, 5/15/11, Callable 5/15/01 @ 102                         2,127      2,127
                    1,500     1,500   State Hospital Finance Authority, Series A, 8.10%, 10/1/13,
                                      Callable 10/1/05 @ 102                                                        1,871      1,871
                                                                                                       -------     ------    -------
                                                                                                        27,349     11,077     38,426
                                                                                                       -------     ------    -------
Minnesota (2.2%):
     2,225                    2,225   Housing Finance Agency Revenue, Series D, 5.90%, 8/1/15            2,324                 2,324
     3,270                    3,270   Housing Finance Agency Revenue, Series G, 6.25%, 7/1/26            3,444                 3,444
    12,910                   12,910   Housing Finance Agency Revenue, Series L, 6.25%, 7/1/26           13,534                13,534
                    1,500     1,500   Northern Municipal Power Agency,  Minnesota Electric,
                                      Series A, 5.90%, 1/1/07, Callable 1/1/03 @ 102, AMBAC                         1,633      1,633
                                                                                                       -------     ------    -------
                                                                                                        19,302      1,633     20,935
                                                                                                       -------     ------    -------
Mississippi (0.2%):
                    1,475     1,475   Home Corp., Single Family, Series D, 5.25%, 7/1/12,
                                      Callable 7/1/07 @ 105, FNMA/GNMA                                       -      1,607      1,607
                                                                                                       -------     ------    -------
Missouri (1.5%):
                    1,895     1,895   Carthage Waterworks & Wastewater Treatment Systems,
                                      6.30%, 7/1/09, Callable 7/1/04 @ 101, MBIA                                    2,118      2,118
                    1,520     1,520   Fort Zumwalt School District, 5.20%, 3/1/09, Callable 3/1/07
                                      @ 100, AMBAC                                                                  1,585      1,585
                    1,735     1,735   Fort Zumwalt School District, 5.30%, 3/1/10, Callable 3/1/07
                                      @ 100, AMBAC                                                                  1,810      1,810
                    1,345     1,345   Kansas City Industrial Development Authority, Multi-Family
                                      Housing Revenue , Series A, AMT, 5.63%, 7/1/05                                1,415      1,415
                    1,430     1,430   Kansas City Municipal Corp. Revenue, 5.40%, 1/15/08,
                                      Callable 1/15/06 @ 101, AMBAC                                                 1,521      1,521
                    2,500     2,500   St. Louis Convention & Sports Complex, 5.50%, 8/15/13,
                                      Callable 8/15/03 @ 102, MBIA                                                  2,582      2,582
                    2,955     2,955   St. Louis Land Clearance Redevelopment Authority Housing
                                      Revenue, 5.95%, 7/1/22, Mandatory Put 4/1/07 @ 100, FNMA                      3,179      3,179
                                                                                                       -------     ------    -------
                                                                                                             -     14,210     14,210
                                                                                                       -------     ------    -------
Montana (0.6%):
                    1,000     1,000   Health Facilities Authority Revenue, 5.00%, 12/1/13,
                                      Callable 6/1/08 @ 101, MBIA                                                     998        998
                    1,500     1,500   University Revenue, Facilities Improvement, Series E,
                                      5.00%, 5/15/21, Callable 5/15/08 @ 102, MBIA                                  1,485      1,485
                    1,000     1,000   University Revenue, Facilities Improvement, Series F, 4.15%,
                                      11/15/03, AMBAC                                                                 999        999
                    1,075     1,075   University Revenue,  Facilities Improvement, Series F,
                                      4.20%, 11/15/04, AMBAC                                                        1,073      1,073
                    1,020     1,020   University Revenue,  Facilities Improvement, Series F,
                                      4.30%, 11/15/05, AMBAC                                                        1,019      1,019
                                                                                                       -------     ------    -------
                                                                                                             -      5,574      5,574
                                                                                                       -------     ------    -------
Nebraska (0.3%):
     2,500                    2,500   University Revenue, 5.28%, 07/15/11                                2,597          -      2,597
                                                                                                       -------     ------    -------
Nevada (2.6%):
       600                      600   Clark County, Industrial Revenue, 0.00%, 12/1/22, LOC: Swiss
                                      Bank                                                                 600                   600
     6,705                    6,705   Clark County, Limited Tax, GO, 7.00%, 9/1/00                       7,124                 7,124
                    5,000     5,000   Clark County,  Pollution Control Revenue, 5.30%, 10/1/11,

See notes to financial statements.

The One Group Intermediate Tax Free Bond Fund / Pegasus Intermediate Municipal Bond Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                           JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                           Proforma
  Pegasus      One Group    Combined                                                                                        Proforma
 Shares or     Shares or   Shares or                                                                  Pegasus   One Group   Combined
 Principal     Principal   Principal                                                                   Market     Market     Market
  Amount         Amount      Amount                        Security Description                        Value      Value      Value
-----------    ---------   --------- --------------------------------------------------------------   -------   ---------   --------

                                      Callable 1/1/03 @ 102, ACA-CBI                                                5,105      5,105
                    1,025     1,025   Douglas County, School District, Series A, 5.90%, 6/1/08,
                                      Callable 6/1/02 @ 101, FGIC                                                   1,100      1,100
     2,250                    2,250   Las Vegas, Refunding, Limited Tax, GO, 6.40%, 10/1/03              2,456                 2,456
                    2,000     2,000   Las Vegas, Sewer Revenue, 6.60%, 10/1/12, Callable 4/1/02
                                      @ 102, FGIC                                                                   2,208      2,208
     1,000                    1,000   Limited Tax, GO, Series A, 6.00%, 5/1/02                           1,059                 1,059
     1,000                    1,000   Limited Tax, GO, Series C, 5.90%, 4/1/01                           1,049                 1,049
                    1,000     1,000   Municipal Bond Bank Project #20-23A, 7.00%, 7/1/01, ETM                       1,039      1,039
                    3,010     3,010   Washoe County, School District, GO, 6.13%, 8/1/07,
                                      Callable 8/1/02 @ 101, MBIA                                                   3,247      3,247
                                                                                                       -------     ------    -------
                                                                                                        12,288     12,699     24,987
                                                                                                       -------     ------    -------
New Hampshire (0.1%):
                    1,225     1,225   Higher Education & Health Facilities Authority Revenue,
                                      6.25%, 1/1/06, Callable 7/1/04 @ 102                                   -      1,351      1,351
                                                                                                       -------     ------    -------
New Jersey (1.3%):
                    3,500     3,500   Sayreville Housing Development Corp., Revenue, 6.00%,
                                      2/1/23, Callable 8/1/03 @ 100, FHA                                            3,679      3,679
                    1,630     1,630   South Brunswick Township, 6.40%, 8/1/07, Callable 8/1/05
                                      @ 100, FGIC                                                                   1,841      1,841
     7,090                    7,090   State Transit Fund Authority, 5.00%, 6/15/04                       7,361                 7,361
                                                                                                       -------     ------    -------
                                                                                                         7,361      5,520     12,881
                                                                                                       -------     ------    -------
New Mexico (0.7%):
                       30        30   Albuquerque, 7.65%, 8/15/07, FGIC                                                32         32
                    1,000     1,000   Albuquerque Airport Revenue, AMT, 6.50%, 7/1/11, Callable
                                      7/1/00 @ 105, AMBAC                                                           1,088      1,088
                    5,455     5,455   Educational Assistance Foundation, Student Loan Revenue,
                                      Series A, AMT, 6.85%, 4/1/05, Callable 4/1/02 @ 102, AMBAC                    5,947      5,947
                                                                                                       -------     ------    -------
                                                                                                             -      7,067      7,067
                                                                                                       -------     ------    -------
New York (6.0%):
                    3,100     3,100   Long Island Power Agency Authority, Revenue, 5.13%,
                                      12/1/22, Callable 6/1/08 @ 101, FSA                                           3,066      3,066
                    1,500     1,500   Metropolitan Transportation Authority, 6.38%, 7/1/10,
                                      Callable 7/1/02 @ 102, FGIC                                                   1,655      1,655
                    1,395     1,395   Nassau County, 5.63%, 8/1/03, FGIC                                            1,486      1,486
     1,230                    1,230   New York City, Municipal Water Authority, Series C,
                                      7.00%, 6/15/16, FGIC                                               1,350                 1,350
     6,500                    6,500   New York City, Unlimited Tax Refunding, GO,
                                      Series I, 5.75%, 3/15/07                                           6,999                 6,999
     5,000                    5,000   New York City, Unlimited Tax, GO, Series A,
                                      6.00%, 8/1/06                                                      5,470                 5,470
                    1,980     1,980   Radisson Senior Citizens Housing Corp. Revenue, Series A,
                                      5.63%, 8/1/11                                                                 2,059      2,059
     4,300                    4,300   State Dorm Authority, Series A, 5.20%, 5/15/05                     4,463                 4,463
                    1,500     1,500   State Dorm Authority, Series A, 5.50%, 7/1/04                                 1,579      1,579
                    2,950     2,950   State Dorm Authority, Series A, 5.50%, 7/1/05                                 3,111      3,111
                    1,500     1,500   State Dorm Authority, Series A, 5.50%, 7/1/06                                 1,583      1,583
     6,740                    6,740   State Environment Pollution Control Facilities, 6.50%, 6/15/14     7,331                 7,331
                    3,000     3,000   State, GO, Series B, 5.25%, 8/1/12, Callable 8/1/07 @ 101                     3,054      3,054
                    5,000     5,000   State, GO, Series F, 5.13%, 8/1/11, Callable 2/1/08 @ 101                     5,066      5,066
     9,000                    9,000   Tri-Borough Bridge & Tunnel Authority Revenue, General Purpose,
                                      Series Y, 5.90%, 1/1/08                                            9,999                 9,999
                                                                                                       -------     ------    -------
                                                                                                        35,612     22,659     58,271
                                                                                                       -------     ------    -------
North Carolina (0.9%):
                    2,500     2,500   Educational Facilities, Wake Forest, 5.00%, 11/1/12,
                                      Callable 11/1/07 @ 102                                                        2,529      2,529
     2,500                    2,500   Municipal Power Agency, 7.25%, 1/1/07, MBIA                        2,968                 2,968
     2,000                    2,000   Raleigh Durham Airport, Series A, 0.00%, 11/01/15                  2,000                 2,000
     1,535                    1,535   University and College Improvements, Unlimited
                                      Tax, GO, 5.00%, 6/1/01                                             1,582                 1,582
                                                                                                       -------     ------    -------
                                                                                                         6,550      2,529      9,079
                                                                                                       -------     ------    -------
North Dakota (1.3%):
                    3,050     3,050   Grand Forks Sales Tax Revenue Bond, 5.10%, 12/15/10,
                                      Callable 12/15/07 @ 100                                                       3,154      3,154
                      160       160   Housing Finance Agency, AMT, 6.25%, 7/1/09, Callable
                                      7/1/04 @ 102                                                                    166        166
                    3,500     3,500   Mercer County, Pollution Control Revenue, 6.65%, 6/1/22,
                                      Callable 6/1/02 @ 102, FGIC                                                   3,829      3,829
                    2,910     2,910   State Building Authority Lease Revenue, Series A, 5.13%,
                                      12/1/18, Callable 12/1/08 @ 100, AMBAC                                        2,888      2,888

See notes to financial statements.

The One Group Intermediate Tax Free Bond Fund / Pegasus Intermediate Municipal Bond Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                           JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                           Proforma
  Pegasus      One Group    Combined                                                                                        Proforma
 Shares or     Shares or   Shares or                                                                  Pegasus   One Group   Combined
 Principal     Principal   Principal                                                                   Market     Market     Market
  Amount         Amount      Amount                        Security Description                        Value      Value      Value
-----------    ---------   --------- --------------------------------------------------------------   -------   ---------   --------

                    1,505     1,505   State Building Authority Revenue, Series B, 5.00%, 12/1/10,
                                      Callable 12/1/08 @ 100, AMBAC                                                 1,535      1,535
                    1,270     1,270   Water Development, 5.70%, 7/1/17, Callable 7/1/07 @ 100, AMBAC                1,342      1,342
                                                                                                       -------     ------    -------
                                                                                                             -     12,914     12,914
                                                                                                       -------     ------    -------
Ohio (2.0%):
                    2,000     2,000   Butler County Sewer Systems Revenue, 4.70%, 12/1/11,
                                      Callable 12/1/08 @ 101, AMBAC                                                 1,984      1,984
                    2,000     2,000   Butler County Sewer Systems Revenue, 4.80%, 12/1/12,
                                      Callable 12/1/08 @ 101, AMBAC                                                 1,982      1,982
                    2,100     2,100   Mount Vernon, Industrial Development Revenue, 5.90%, 3/1/03                   2,105      2,105
                    2,500     2,500   Northeast Regional Sewer District, 5.60%, 11/15/13,
                                      Callable 11/15/05 @ 101, AMBAC                                                2,645      2,645
                    2,470     2,470   State, Economic Development, 7.50%, 9/1/10, Callable
                                      9/1/02 @ 102                                                                  2,772      2,772
                    2,500     2,500   State, Higher Educational Facilities, 0.00%, 7/1/07                           2,531      2,531
     4,000                    4,000   State Highway Capital Improvements, Unlimited Tax, GO,
                                      Series B, 5.00%, 5/1/05                                            4,182                 4,182
     1,000                    1,000   Housing, 4.90%, 9/1/06                                             1,018                 1,018
                                                                                                       -------     ------    -------
                                                                                                         5,200     14,019     19,219
                                                                                                       -------     ------    -------
Oklahoma (1.0%):
                    2,500     2,500   Baptist Health Center, IDR, 6.25%, 8/15/12, Callable 8/15/05
                                      @ 102, AMBAC                                                                  2,797      2,797
                    1,000     1,000   Housing Finance Agency, PG-B-1, 5.60%, 3/1/28, Callable
                                      9/1/07 @ 102                                                                  1,021      1,021
                    5,500     5,500   Water Reservoir Bridge State Loan Program Revenue, Series
                                      A-Conv, 5.00%, 9/1/17, Callable 9/1/08 @ 102                                  5,443      5,443
                                                                                                       -------     ------    -------
                                                                                                             -      9,261      9,261
                                                                                                       -------     ------    -------
Oregon (1.5%):
                    2,350     2,350   Jackson County, School District #5 Ashland, GO, 5.70%,
                                      6/1/07, FSA                                                                   2,576      2,576
                    2,580     2,580   Lane County, School District #019, 6.00%, 10/15/11, FGIC                      2,924      2,924
                    1,000     1,000   Lane County, School District #52 Bethel, GO, 6.00%, 6/1/06, FSA               1,111      1,111
                    3,630     3,630   Marion County, Oregon, 5.50%, 10/1/05, AMBAC                                  3,892      3,892
                    1,435     1,435   Port of Portland Airport Revenue, Series 7-A, 6.75%, 7/1/09,
                                      Callable 7/1/01 @ 101, MBIA                                                   1,555      1,555
                    2,075     2,075   Washington County, School District #88, GO, 6.10%, 6/1/05,
                                      Callable 12/15/04 @ 100, FSA                                                  2,298      2,298
                                                                                                       -------     ------    -------
                                                                                                             -     14,356     14,356
                                                                                                       -------     ------    -------
Pennsylvania (4.6%):
                    3,200     3,200   Dauphin County, Industrial Development Authority, Pollution
                                      Control Revenue, 6.00%, 1/1/08, MBIA                                          3,205      3,205
                    1,085     1,085   Delaware County, Hospital Authority, 6.00%, 12/15/20,
                                      Callable 12/1/03@ 102                                                         1,144      1,144
     4,440                    4,440   Delaware County, Series A, 5.50%, 12/01/13                         4,791                 4,791
     2,895                    2,895   Geisinger Authority Health System Revenue, Series A, 5.50%,
                                      7/1/03                                                             3,049                 3,049
                    1,500     1,500   Hospital Revenue Bond, 6.40%, 1/1/06, Callable 1/1/05 @
                                      102, AMBAC                                                                    1,682      1,682
                    2,750     2,750   Indiana County, Industrial Development Authority, Pollution
                                      Control Revenue, 6.00%, 6/1/06, MBIA                                          3,040      3,040
     7,000                    7,000   Intergovernmental Coop Authority, Special Tax Revenue,
                                      6.00%, 6/15/00, FGIC                                               7,280                 7,280
                    2,350     2,350   Philadelphia Airport Revenue, Series A, AMT, 5.50%,
                                      6/15/05, AMBAC                                                                2,484      2,484
    12,090                   12,090   Philadelphia Gas Works Revenue, Fourteenth Series,
                                      7.00%, 7/1/02, CAPMAC                                             13,327                13,327
                    2,500     2,500   Philadelphia Water & Waste, 5.65%, 6/15/12, Callable
                                      6/15/03 @ 102, FGIC                                                           2,612      2,612
                    2,000     2,000   State Financial Authority Revenue, 6.60%, 11/1/09, Callable
                                      11/1/03 @ 102, Societe Generale                                               2,218      2,218
                                                                                                       -------     ------    -------
                                                                                                        28,447     16,385     44,832
                                                                                                       -------     ------    -------
Puerto Rico (0.6%):
                    5,000     5,000   Commonwealth Infrastructure, Series A, 5.25%, 7/1/10,
                                      Callable 7/1/08 @ 101, AMBAC                                           -      5,292      5,292
                                                                                                       -------     ------    -------
Rhode Island (0.1%):
                    1,000     1,000   Housing & Mortgage Financial Corp., Series 15-B, 6.20%,
                                      10/1/06, Callable 4/1/04 @ 102, MBIA                                   -      1,069      1,069
                                                                                                       -------     ------    -------
South Carolina (1.8%):
     2,800                    2,800   Beaufort County School District Unlimited Tax, GO,
                                      Series B, 4.75%, 3/1/03, MBIA                                      2,867                 2,867

See notes to financial statements.

The One Group Intermediate Tax Free Bond Fund / Pegasus Intermediate Municipal Bond Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                           JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                           Proforma
  Pegasus      One Group    Combined                                                                                        Proforma
 Shares or     Shares or   Shares or                                                                  Pegasus   One Group   Combined
 Principal     Principal   Principal                                                                   Market     Market     Market
  Amount         Amount      Amount                        Security Description                        Value      Value      Value
-----------    ---------   --------- --------------------------------------------------------------   -------   ---------   --------

     2,840                    2,840   Greenville Hospital, Series A, 5.00%, 05/01/04                     2,932                 2,932
                    1,760     1,760   Greenville School Public Facilities, 5.60%, 3/1/10                            1,885      1,885
                    1,045     1,045   Hilton Head Island, GO, 5.50%, 8/1/09, MBIA                                   1,137      1,137
                       20        20   Jobs Economic Development Authority Hospital Facilities
                                      Revenue, 5.00%, 11/1/18, Callable 5/1/08 @ 101, AMBAC                            20         20
                      250       250   Piedmont, Municipal Power Agency, Electric Revenue,
                                      Series A, 6.55%, 1/1/16                                                         250        250
     2,300                    2,300   State, GO, 5.75%, 08/01/05                                         2,514                 2,514
     5,000                    5,000   State Public Service Authority Revenue, Refunding,
                                      Series A, 5.00%, 7/1/01                                            5,134                 5,134
                    1,000     1,000   York County, School District #3, GO, 5.40%, 3/1/08, Callable
                                      3/1/06 @ 101, FSA                                                             1,064      1,064
                                                                                                       -------     ------    -------
                                                                                                        13,447      4,356     17,803
                                                                                                       -------     ------    -------
South Dakota (0.4%):
                    3,675     3,675   Health & Educational Facilities Authority Revenue, St.
                                      Luke's, 6.63%, 7/1/11, Callable 7/1/01 @ 102, MBIA                     -      3,968      3,968
                                                                                                       -------     ------    -------
Tennessee (1.2%):
                    1,050     1,050   Chattanooga-Hamilton County, Hospital Authority, Hospital
                                      Revenue, 5.63%, 10/1/09, FSA                                                  1,153      1,153
                    1,460     1,460   Dyer County, Industrial Development Revenue, 6.00%,
                                      2/1/07, Callable 2/1/04 @ 102                                                 1,560      1,560
     3,370                    3,370   Hamilton County, Unlimited Tax, GO,
                                      Series A, 5.00%, 5/1/09                                            3,512                 3,512
                    2,000     2,000   Housing Development, 6.20%, 7/1/18, Callable 7/1/05 @ 102                     2,123      2,123
                    1,000     1,000   Trenton Industrial Development Revenue, Series A, 5.40%,
                                      10/1/02                                                                       1,002      1,002
     2,000                    2,000   Memphis-Shelby County Airport Authority Revenue, Refunding,
                                      6.75%, 9/1/12                                                      2,190                 2,190
                                                                                                       -------     ------    -------
                                                                                                         5,702      5,838     11,540
                                                                                                       -------     ------    -------
Texas (6.5%):
                    2,800     2,800   Austin Housing Finance Corp., Single Family Mortgage
                                      Revenue, AMT, ETM, 0.00%, 12/1/11                                             1,379      1,379
                    1,000     1,000   Austin Utility Systems Revenue, 0.00%, 5/15/08, MBIA                            634        634
                    1,130     1,130   Carroll Independent School District, GO, 0.00%, 2/15/11,
                                      PSFG                                                                            604        604
                    1,365     1,365   Carroll Independent School District, GO, 0.00%, 2/15/12,
                                      Callable 2/15/08 @ 82.259, PSFG                                                 683        683
                    1,420     1,420   Carroll Independent School District, GO, 0.00%, 2/15/13,
                                      PSFG                                                                            667        667
                    1,435     1,435   Carroll Independent School District, GO, 0.00%, 2/15/14,
                                      PSFG                                                                            633        633
                    5,125     5,125   Cass County, Industrial Development Revenue, Series A,
                                      5.30%, 7/1/09                                                                 5,372      5,372
                    1,215     1,215   Castleberry Independent School District, Public Facilities
                                      Corp., 5.00%, 8/15/08                                                         1,220      1,220
                    5,000     5,000   Coastal Bend Health Facilities, Incarnate Word Health
                                      Services, 5.93%, 11/15/13, Callable 11/15/02 @ 102, AMBAC                     5,357      5,357
     1,000                    1,000   Dallas Independent School District, Unlimited Tax, GO,
                                      8.70%, 8/1/00                                                      1,095                 1,095
     2,955                    2,955   Dallas Revenue Tax, Series A, 5.25%, 08/15/12                      3,058                 3,058
     1,165                    1,165   Department, Series E, 4.80%, 09/01/01                              1,186                 1,186
       920                      920   Department, Series E, 4.90%, 09/01/02                                941                   941
                    3,600     3,600   Grand Prairie Health Facilities Refunding, Dallas/Fort Worth
                                      Medical Center Project, 6.50%, 11/1/04, AMBAC                                 4,017      4,017
                    3,300     3,300   Grand Prairie Health Facilities Refunding, Dallas/Fort Worth
                                      Medical Center Project, 6.88%, 11/1/10, AMBAC                                 3,750      3,750
     7,500                    7,500   Harris County, Capital Appreciation, 0.00%, 8/15/18, AMBAC         2,416                 2,416
                    5,000     5,000   Harris County, Capital Appreciation, Toll Road, Sub-Lien A,
                                      GO, 0.00%, 8/15/03, MBIA                                                      4,002      4,002
                    3,700     3,700   Harris County, Capital Appreciation, Toll Road, Sub-Lien A,
                                      GO, 0.00%, 8/15/05, MBIA                                                      2,695      2,695
                    1,455     1,455   Health Facilities Development Corp., Hospital Revenue, All
                                      Saints Episcopal Hospital, 6.25%, 8/15/12, Callable 8/15/03
                                      @ 102, MBIA                                                                   1,594      1,594
                    1,000     1,000   Housing Agency Residential Development Revenue, Series
                                      D, AMT, 8.40%, 1/1/21, Callable 7/1/99 @ 102                                  1,039      1,039
       990                      990   Housing Department, 4.80%, 03/01/01                                1,005                 1,005
     2,035                    2,035   Humble Independent School District, Unlimited Tax
                                      Refunding, GO, 6.00%, 2/15/04                                      2,180                 2,180
                    1,000     1,000   San Antonio Electric & Gas, Series B, 7.00%, 2/1/09,
                                      Callable 2/1/99 @ 101.5                                                       1,034      1,034

See notes to financial statements.

The One Group Intermediate Tax Free Bond Fund / Pegasus Intermediate Municipal Bond Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                           JUNE 30, 1998
(Amounts in thousands)
(Unaudited)


                           Proforma
  Pegasus      One Group    Combined                                                                                        Proforma
 Shares or     Shares or   Shares or                                                                  Pegasus   One Group   Combined
 Principal     Principal   Principal                                                                   Market     Market     Market
  Amount         Amount      Amount                        Security Description                        Value      Value      Value
-----------    ---------   --------- --------------------------------------------------------------   -------   ---------   --------

                    1,145     1,145   State Higher Education Coordinating Board, Student Loan,
                                      AMT, 7.45%, 10/1/06, Callable 10/1/01 @ 102                                   1,233      1,233
     5,000                    5,000   State, Unlimited Tax Refunding, Series B, 5.63%, 10/1/11           5,329                 5,329
                    1,020     1,020   Texas Tech University Revenues, 5.95%, 2/15/13, Callable 2/15/05
                                      @ 100, AMBAC                                                                  1,087      1,087
     1,000                    1,000   Texas A&M University, 7.50%, 07/01/02                              1,123                 1,123
     5,000                    5,000   Texas A&M University, Permanent Fund Revenue, 5.60%, 7/1/05        5,397                 5,397
                    2,200     2,200   United Independent School District, 5.25%, 8/15/14,
                                      Callable 8/15/06 @ 100                                                        2,240      2,240
                                                                                                       -------     ------    -------
                                                                                                        23,730     39,240     62,970
                                                                                                       -------     ------    -------
Utah (0.6%):
                    2,095     2,095   Clearfield City, GO, 5.13%, 2/1/18, Callable 2/1/08 @ 100, MBIA               2,080      2,080
                    2,000     2,000   Intermountain Power Agency, Power Supply Revenue, Series
                                      B, 6.50%, 7/1/09, MBIA                                                        2,333      2,333
                    1,280     1,280   State Housing Finance Authority, AMT, 6.35%, 7/1/12,
                                      Callable 1/1/05 @ 102                                                         1,356      1,356
                                                                                                       -------     ------   --------
                                                                                                             -      5,769      5,769
                                                                                                       -------     ------   --------
Vermont (0.2%):
                    1,430     1,430   University & State Agricultural College, Series 73 A, 5.80%,
                                      7/1/13                                                                 -      1,445      1,445
                                                                                                       -------     ------    -------
Virginia (0.8%):
     4,000                    4,000   Loudoun County, Sanitation Authority Water and Sewer Refunding,
                                      6.25%, 1/1/16                                                      4,367                 4,367
                    1,340     1,340   State Housing Development Authority, Commonwealth
                                      Mortgage, Series J, 6.65%, 7/1/10, Callable 1/1/05 @ 102                      1,435      1,435
                    2,000     2,000   State Housing Development Authority, Series B Sub B2,
                                      6.70%, 1/1/15, Callable 1/1/06 @ 102                                          2,143      2,143
                                                                                                       -------     ------    -------
                                                                                                         4,367      3,578      7,945
                                                                                                       -------     ------    -------
Washington (3.3%):
                    1,830     1,830   Chelan County, Public Utilities Revenue, 5.90%, 7/1/13,
                                      Mandatory Put 7/1/03 @ 102                                                    1,926      1,926
                    1,360     1,360   King County, School District #400, GO, 6.50%, 12/1/08                         1,596      1,596
                    1,084     1,084   Kitsap County, Consolidated Housing, 7.00%, 8/20/08                           1,216      1,216
                    1,000     1,000   Seattle Light & Power Revenue, 6.00%, 8/1/13, Callable
                                      8/1/02 @ 102                                                                  1,072      1,072
    10,000                   10,000   Seattle Limited Tax, GO, Series A, 5.75%, 1/15/17                 10,521                10,521
                    1,000     1,000   Seattle Solid Waste, Series B, 7.00%, 5/1/03, Callable
                                      5/1/99 @ 102, BIG                                                             1,046      1,046
     5,140                    5,140   Snohomish County, Mukilteo Refunding, GO,
                                      5.70%, 12/1/12                                                     5,656                 5,656
                    3,000     3,000   Snohomish County, Public Utility District #001, Electric
                                      Revenue, 6.00%, 1/1/13, Callable 1/1/03 @ 102, FGIC                           3,224      3,224
                    3,500     3,500   State Nuclear Project #1, Series A, 6.00%, 7/1/08, AMBAC                      3,891      3,891
     2,000                    2,000   State, Series C, 7.63%, 07/01/10                                   2,206                 2,206
                                                                                                       -------     ------    -------
                                                                                                        18,383     13,971     32,354
                                                                                                       -------     ------    -------
West Virginia (1.5%):
                    1,320     1,320   Board of Regents Revenue, Series A, 5.90%, 4/1/04, ETM                        1,386      1,386
                    2,495     2,495   Harrison County, Community Split Obligation, Series A,
                                      6.25%, 5/15/10                                                                2,870      2,870
                    3,630     3,630   Randolph County Community Health, Revenue, 5.20%,
                                      11/1/21, Callable 11/1/13 @ 100, FSA                                          3,617      3,617
                    3,500     3,500   School Building Authority, Series B, 5.40%, 7/1/17, Callable
                                      7/1/07 @ 102, FSA                                                             3,599      3,599
                    1,150     1,150   State College Revenue, 6.00%, 4/1/12, Callable 4/1/03 @
                                      102, AMBAC                                                                    1,239      1,239
                    1,960     1,960   State Housing Development Fund, Housing Finance, AMT,
                                      7.20%, 11/1/20, Callable 5/1/02 @ 102                                         2,114      2,114
                                                                                                       -------     ------    -------
                                                                                                             -     14,825     14,825
                                                                                                       -------     ------    -------
Wisconsin (3.3%):
     2,500                    2,500   Clean Water Revenue, Series 2, 6.00%, 6/1/07                       2,782                 2,782
     5,735                    5,735   Durand Hospital Facilities Revenue, Chippewa Valley Hospital
                                      and Nursing Project, 7.10%, 9/1/12                                 6,759                 6,759
                      500       500   Mukwonago School District, 5.80%, 3/1/07, Prerefunded
                                      3/1/02 @100, AMBAC                                                              529        529
     5,000                    5,000   Southeast Professional Revenue, Capital Appreciation,
                                      0.00%, 12/15/07, MBIA                                              3,276                 3,276
     5,000                    5,000   Southeast Professional Revenue, Capital Appreciation,
                                      0.00%, 12/15/09, MBIA                                              2,949                 2,949
     3,000                    3,000   State Health & Educational Facilities Authority Revenue,
                                      5.10%, 8/15/05, MBIA                                               3,108                 3,108
                    1,000     1,000   State, Series A, 6.30%, 5/1/07, Prerefunded 5/1/02 @ 100                      1,078      1,078

See notes to financial statements.

The One Group Intermediate Tax Free Bond Fund / Pegasus Intermediate Municipal Bond Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                           JUNE 30, 1998
(Amounts in thousands)
(Unaudited)


                           Proforma
  Pegasus      One Group    Combined                                                                                        Proforma
 Shares or     Shares or   Shares or                                                                  Pegasus   One Group   Combined
 Principal     Principal   Principal                                                                   Market     Market     Market
  Amount         Amount      Amount                        Security Description                        Value      Value      Value
-----------    ---------   --------- --------------------------------------------------------------   -------   ---------   --------

     4,155                    4,155   Unlimited Tax, GO, Series B, 7.00%, 5/1/02                         4,574                 4,574
     5,830                    5,830   Unlimited Tax, GO, Series B, 7.00%, 5/1/03                         6,536                 6,536
                                                                                                       -------     ------    -------
                                                                                                        29,984      1,607     31,591
                                                                                                       -------     ------    -------
Wyoming (0.7%):
                      875       875   Community Development Authority Single Family Mortgage,
                                      Series A, 7.25%, 6/1/07, Callable 6/1/01 @ 102                                  915        915
     2,000                    2,000   Lincoln County, 0.00%, 08/01/15                                    2,000                 2,000
                    2,000     2,000   Sweetwater County Solid Waste Disposal Revenue, Series
                                      A, AMT, 7.00%, 6/1/24                                                         2,231      2,231
                    1,395     1,395   Sweetwater County, School District #2, Green River, GO,
                                      7.00%, 6/1/04, MBIA                                                           1,589      1,589
                                                                                                       -------     ------    -------
                                                                                                         2,000      4,735      6,735
                                                                                                       -------     ------    -------
Total Municipal Bonds                                                                                  454,484    503,031    957,515
                                                                                                       -------     ------    -------
Daily Demand Notes  (0.1%):
New York (0.1%):
                    1,000     1,000   Long Island Power Authority Electric Revenue, Series 6,
                                      3.75%, 5/1/33                                                                 1,000      1,000
                                                                                                       -------     ------    -------
Total Daily Demand Notes                                                                                   -        1,000      1,000
                                                                                                       -------     ------    -------
Monthly Demand Notes  (0.8%):
California (0.2%):
                    2,000     2,000   Education Loan Marketing Corp., Revenue, Series IV-C-1,
                                      4.00%, 1/1/33                                                        -        2,000      2,000
                                                                                                       -------     ------    -------
Florida (0.6%):
                    5,800     5,800   Educational Loan Marketing Corp., Revenue, Series A,
                                      4.00%, 12/1/18                                                       -        5,800      5,800
                                                                                                       -------     ------    -------
Total Monthly Demand Notes                                                                                 -        7,800      7,800
                                                                                                       -------     ------    -------
Total (Cost $923,467) (a)                                                                            $ 454,484  $ 511,831  $ 966,315
                                                                                                       =======     ======    =======


----------
Percentages indicated are based on net assets of $968,623.
(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows
       (amounts in thousands):


              Unrealized appreciation..................          $  43,041
              Unrealized depreciation..................               (193)
                                                                   -------
              Net unrealized appreciation..............          $  42,848
                                                                   =======

* Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1998.

AMBAC            Insured by AMBAC Indemnity Corp.
AMT              Alternative Minimum Tax Paper
BIG              Insured by Bond Insurance Guarantee
CAPMAC           Insured by CapMAC Holdings Inc.
ETM              Escrowed to Maturity
FGIC             Insured by Federal Guarantee Insurance Corp.
FNMA             Insured by Federal National Mortgage Association
FSA              Insured by Federal Security Assurance
GNMA             Insured by Government National Mortgage Association
GO               General Obligation
GSL              Guaranteed Student Loans
IDR              Industrial Development Revenue
MBIA             Insured by Municipal Bond Insurance Association
PSFG             Permanent School Funding Guarantee




See notes to financial statements.

The One Group Income Equity Fund / Pegasus Equity Income Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                               JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                       Proforma
 Pegasus   One Group   Combined                                                                                            Proforma
Shares or  Shares or   Shares or                                                                 Pegasus      One Group    Combined
Principal  Principal   Principal                                                                  Market        Market      Market
 Amount     Amount     Amount                       Security Description                           Value        Value       Value
---------  ----------  -------------- ------------------------------------------------------- -------------- ----------- -----------
 Common Stocks  (91.4%):
 Business Equipment & Services  (1.5%):
                 63          63       Automatic Data Processing, Inc.                         $              $     4,591 $    4,591
                180         180       Browning-Ferris Industries, Inc.  (b)                                        6,255      6,255
                225         225       Dun & Bradstreet Corp. (b)                                                   8,128      8,128
                                                                                               -------------  ----------  ---------
                                                                                                           -      18,974     18,974
                                                                                               -------------  ----------  ---------
 Capital Goods  (4.6%):
                215         215       Cooper Industries, Inc.                                                     11,812     11,812
                 87          87       Deere & Co.                                                                  4,600      4,600
                 80          80       Emerson Electric Co.                                                         4,825      4,825
                365         365       General Electric Co.                                                        33,215     33,215
                100         100       Johnson Controls, Inc.                                                       5,706      5,706
                                                                                               -------------  ----------  ---------
                                                                                                           -      60,158     60,158
                                                                                               -------------  ----------  ---------
 Consumer Durable  (2.2%):
     161                    161       Bandag, Inc., Class A                                            5,558                  5,558
                 75          75       Chrysler Corp.                                                               4,228      4,228
                250         250       Ford Motor Co.                                                              14,750     14,750
      95                     95       National Presto Industries, Inc.                                 3,715                  3,715
                                                                                               -------------  ----------  ---------
                                                                                                       9,273      18,978     28,251
                                                                                               -------------  ----------  ---------
 Consumer Non-Durable  (14.7%):
                120         120       American Greetings Corp., Class A                                            6,113      6,113
                254         254       Campbell Soup Co.                                                           13,473     13,473
                100         100       Clorox Co.                                                                   9,538      9,538
                242         242       Coca-Cola Co.                                                               20,690     20,690
                450         450       ConAgra, Inc.                                                               14,259     14,259
     259                    259       Diageo PLC                                                      12,485                 12,485
                110         110       Eastman Kodak Co.                                                            8,037      8,037
                150         150       H.J. Heinz Co.                                                               8,419      8,419
                120         120       International Flavors & Fragrances, Inc. (b)                                 5,213      5,213
     108                    108       Loews Corp.                                                      9,383                  9,383
     354                    354       Luby's Cafeterias, Inc.                                          6,213                  6,213
                150         150       McCormick & Co., Inc.                                                        5,358      5,358
                 60          60       Newell Co., Inc.                                                             2,989      2,989
                165         165       PepsiCo, Inc.                                                                6,796      6,796
     133        325         458       Philip Morris Co., Inc.                                          5,229      12,797     18,026
                165         165       Procter & Gamble Co.                                                        15,024     15,024
                104         104       Quaker Oats Co.                                                              5,714      5,714
     292                    292       Sbarro, Inc.                                                     7,915                  7,915
     304                    304       Tate & Lyle PLC Sponsored                                        9,640                  9,640
     186                    186       UST, Inc.                                                        5,012                  5,012
                                                                                               -------------  ----------  ---------
                                                                                                      55,877     134,420    190,297
                                                                                               -------------  ----------  ---------
 Consumer Services  (0.8%):
                120         120       McGraw-Hill Co., Inc.                                                -       9,788      9,788
                                                                                               -------------  ----------  ---------

 Energy (9.1%):
     164        265         429       Amoco Corp.                                                      6,827      11,031     17,858
     100        100         200       Atlantic Richfield Co.                                           7,828       7,813     15,641
                100         100       Dresser Industries, Inc. (b)                                                 4,406      4,406
                300         300       Exxon Corp.                                                                 21,394     21,394
                100         100       Halliburton Co. (b)                                                          4,456      4,456
     109        210         319       Mobil Corp.                                                      8,322      16,091     24,413
                350         350       Royal Dutch Petroleum Co. (b)                                               19,184     19,184
     135                    135       Texaco, Inc.                                                     8,028                  8,028
                 75          75       USX-Marathon Group                                                           2,573      2,573
                                                                                               -------------  ----------  ---------
                                                                                                      31,005      86,948    117,953
                                                                                               -------------  ----------  ---------
 Financial Services  (20.0%):
                115         115       Allstate Corp.                                                              10,530     10,530
                210         210       American Express Co.                                                        23,941     23,941
     120                    120       American National Insurance Co.                                 12,672                 12,672
     170                    170       Amli Residential Properties Trust                                3,644                  3,644
     160                    160       Associated Estates Realty                                        2,988                  2,988
                 72          72       Associates First Capital, Class A                                            5,541      5,541
                240         240       BankAmerica Corp.                                                           20,745     20,745
                146         146       Chase Manhattan Corp.                                                       11,027     11,027


See notes to financial statements.

 The One Group Income Equity Fund / Pegasus Equity Income Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                               JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)

                       Proforma
 Pegasus   One Group   Combined                                                                                            Proforma
Shares or  Shares or   Shares or                                                                 Pegasus      One Group    Combined
Principal  Principal   Principal                                                                  Market        Market      Market
 Amount     Amount     Amount                       Security Description                           Value        Value       Value
---------  ----------  -------------- ------------------------------------------------------- -------------- ----------- -----------
                 65          65       Citicorp                                                                     9,701      9,701
     275        216         491       Federal National Mortgage Assoc.                                16,682      13,122     29,804
                240         240       First Tennessee National Corp.                                               7,575      7,575
                100         100       First Union Corp.                                                            5,825      5,825
                 95          95       J.P. Morgan & Co., Inc.                                                     11,127     11,127
                155         155       Lincoln National Corp.                                                      14,163     14,163
                125         125       National City Corp.                                                          8,875      8,875
                110         110       Norwest Corp.                                                                4,111      4,111
     217                    217       Ohio Casualty Corp.                                              9,585                  9,585
     519                    519       Old Republic International Corp.                                15,203                 15,203
     342                    342       Pacific Century Financial Corp.                                  8,208                  8,208
     173                    173       PXRE Corp.                                                       5,178                  5,178
                200         200       Reliastar Financial Corp.                                                    9,600      9,600
      44                     44       RLI Corp.                                                        1,790                  1,790
      80                     80       SAFECO Corp.                                                     3,617                  3,617
                 98          98       Southtrust Corp.                                                             4,241      4,241
                 80          80       TransAmerica Corp.                                                           9,210      9,210
                240         240       U.S. Bancorp                                                                10,320     10,320
                                                                                               -------------  ----------  ---------
                                                                                                      79,567     179,654    259,221
                                                                                               -------------  ----------  ---------
 Health Care  (10.7%):
                126         126       Abbott Labs                                                                  5,150      5,150
                400         400       American Home Products Co.                                                  20,700     20,700
                250         250       Baxter International, Inc.                                                  13,453     13,453
      62                     62       Block Drug Inc., Class A                                         2,367                  2,367
                200         200       Bristol Myers Squibb Co.                                                    22,987     22,987
                125         125       Merck & Co., Inc.                                                           16,719     16,719
      53                     53       Mid Ocean LTD                                                    4,161                  4,161
                125         125       Pfizer, Inc.                                                                13,586     13,586
                200         200       Schering Plough Corp.                                                       18,325     18,325
                300         300       Warner Lambert Co.                                                          20,813     20,813
                                                                                               -------------  ----------  ---------
                                                                                                       6,528     131,733    138,261
                                                                                               -------------  ----------  ---------
 Multi-Industry  (0.4%):
                 70          70       Minnesota Mining & Manufacturing Co.                                 -       5,753      5,753
                                                                                               -------------  ----------  ---------

 Raw Materials  (3.8%):
       5                      5       De Beers Consolidated Mines Ltd                                     86                     86
                150         150       Dow Chemical Co. (b)                                                        14,502     14,502
                140         140       Du Pont (EI) de Nemours & Co.                                               10,448     10,448
                150         150       Nalco Chemical Co.                                                           5,269      5,269
     128                    128       NCH Corp.                                                        8,187                  8,187
                 83          83       Olin Corp.                                                                   3,460      3,460
                160         160       Pall Corp. (b)                                                               3,280      3,280
      60                     60       Phelps Dodge Corp.                                               3,431                  3,431
                                                                                               -------------  ----------  ---------
                                                                                                      11,704      36,959     48,663
                                                                                               -------------  ----------  ---------
 Retail  (3.5%):
                178         178       Albertsons, Inc.                                                             9,223      9,223
     235                    235       Enesco Group, Inc.                                               7,220                  7,220
                163         163       May Department Stores Co.                                                   10,680     10,680
     121                    121       Unifi, Inc.                                                      4,137                  4,137
                185         185       Wal-Mart Stores, Inc. (b)                                                   11,238     11,238
                 80          80       Walgreen Co. (b)                                                             3,305      3,305
                                                                                               -------------  ----------  ---------
                                                                                                      11,357      34,446     45,803
                                                                                               -------------  ----------  ---------
 Shelter  (5.3%):
                 24          24       Avalon Bay Communities, Inc.                                                   891        891
                 66          66       Boston Properties, Inc.                                                      2,280      2,280
                 45          45       Camden Property Trust                                                        1,348      1,348
                 56          56       CBL & Associates Properties                                                  1,353      1,353
                 35          35       Chelsea GCA Realty, Inc., (b)                                                1,416      1,416
                 44          44       Colonial Properties Trust                                                    1,364      1,364
                138         138       Equity Office Properties Trust                                               3,902      3,902
                 35          35       Equity Residential Properties Trust                                          1,651      1,651
                 73          73       Federal Realty Trust                                                         1,747      1,747
                 32          32       Gables Residential Trust                                                       857        857
                120         120       Kimberly Clark Corp.                                                         5,505      5,505



See notes to financial statements.

 The One Group Income Equity Fund / Pegasus Equity Income Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                               JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)

                       Proforma
 Pegasus   One Group   Combined                                                                                            Proforma
Shares or  Shares or   Shares or                                                                 Pegasus      One Group    Combined
Principal  Principal   Principal                                                                  Market        Market      Market
 Amount     Amount     Amount                       Security Description                           Value        Value       Value
---------  ----------  -------------- ------------------------------------------------------- -------------- ----------- -----------
                 66          66       Liberty Property Trust                                                       1,685      1,685
                 31          31       Macerich Co.                                                                   912        912
                 58          58       Mack Cali Realty Corp.                                                       1,980      1,980
                142         142       Masco Corp.                                                                  8,585      8,585
                 61          61       Merry Land & Investment Co.                                                  1,283      1,283
                 55          55       Mills Corp.                                                                  1,327      1,327
                 73          73       Patriot American Hospitality                                                 1,747      1,747
                 66          66       Prentiss Properties Trust                                                    1,614      1,614
                 47          47       Public Storage, Inc.                                                         1,313      1,313
                 49          49       Shurgard Storage Centers                                                     1,349      1,349
                 29          29       Simon Debartolo Group, Inc.                                                    943        943
                270         270       Sonoco Products Co.                                                          8,151      8,151
                 43          43       Spieker Properties, Inc.                                                     1,682      1,682
                 95          95       Starwood Hotels & Resorts (b)                                                4,599      4,599
                 68          68       Summit Properties, Inc.                                                      1,292      1,292
                 74          74       Taubman Centers, Inc.                                                        1,059      1,059
                 48          48       Vornado Realty Trust                                                         1,917      1,917
                 28          28       Weeks Corp.                                                                    898        898
                 80          80       Weyerhaeuser Co.                                                             3,695      3,695
                                                                                               -------------  ----------  ---------
                                                                                                           -      68,345     68,345
                                                                                               -------------  ----------  ---------
 Technology  (5.0%):
                 60          60       AMP, Inc. (b)                                                                2,063      2,063
                100         100       Boeing Co.                                                                   4,456      4,456
                127         127       Hewlett Packard Co.                                                          7,604      7,604
                105         105       International Business Machines                                             12,055     12,055
     107         60         167       Lockheed Martin Corp. (b)                                       11,276       6,353     17,629
                 60          60       United Technologies Corp. (b)                                                5,550      5,550
                150         150       Xerox Corp.                                                                 15,243     15,243
                                                                                               -------------  ----------  ---------
                                                                                                      11,276      53,324     64,600
                                                                                               -------------  ----------  ---------
 Transportation  (1.6%):
     317                    317       Alexander & Baldwin, Inc.                                        9,233                  9,233
     183                    183       Canadian National Railway Co.                                    9,745                  9,745
                 70          70       Norfolk Southern Corp.                                                       2,087      2,087
                                                                                               -------------  ----------  ---------
                                                                                                      18,978       2,087     21,065
                                                                                               -------------  ----------  ---------
 Utilities  (8.2%):
                181         181       AT&T Corp. (b)                                                              10,332     10,332
                180         180       BellSouth Corp.                                                             12,083     12,083
                147         147       Central & South West Corp.                                                   3,951      3,951
     135                    135       Connecticut Energy Corp.                                         3,749                  3,749
                 49          49       El Paso Energy Corp. (c)                                                     2,597      2,597
                 50          50       El Paso Natural Gas Co.                                                      1,913      1,913
       5                      5       Empire District Electric                                           102                    102
                160         160       Entergy Corp.                                                                4,600      4,600
                230         230       GTE Corp.                                                                   12,793     12,793
                200         200       L G & E Energy Corp.                                                         5,423      5,423
                 80          80       New Century Energies, Inc.                                                   3,635      3,635
                140         140       Northern States Power Co.                                                    4,008      4,008
                400         400       SBC Communications, Inc.                                                    15,999     15,999
     104                    104       Sierra Pacific Resources                                         3,777                  3,777
      12                     12       SJW Corp.                                                          686                    686
     179                    179       Southwest Gas Corp.                                              4,374                  4,374
                 90          90       Sprint Corp.                                                                 6,345      6,345
     437                    437       Washington Water Power Co.                                       9,794                  9,794
                                                                                               -------------  ----------  ---------
                                                                                                      22,482      83,679    106,161
                                                                                               -------------  ----------  ---------
 Total Common Stocks                                                                                 258,047     925,246  1,183,293
                                                                                               -------------  ----------  ---------

 Convertible Bonds  (4.5%):

 Financial Services (1.4%):
$  3,095 $          $     3,095       NAC RE Corp.,  5.25%, 12/15/02                                   3,443                  3,443
  30,100                 30,100       Roche Holding Inc., Zero Coupon, 5/6/12                         14,542                 14,542
                                                                                               -------------  ----------  ---------
                                                                                                      17,985           -     17,985
                                                                                               -------------  ----------  ---------

 Health Care  (0.8%):


See notes to financial statements.

 The One Group Income Equity Fund / Pegasus Equity Income Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                               JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)

                       Proforma
 Pegasus   One Group   Combined                                                                                            Proforma
Shares or  Shares or   Shares or                                                                 Pegasus      One Group    Combined
Principal  Principal   Principal                                                                  Market        Market      Market
 Amount     Amount     Amount                       Security Description                           Value        Value       Value
---------  ----------  -------------- ------------------------------------------------------- -------------- ----------- -----------
              5,000       5,000       Alza Corp., 5.00%, 5/1/06                                                    6,350      6,350
              3,500       3,500       Athena Neurosciences, 4.75%, 11/15/04, Callable 11/15/00
                                        @ 102.7 (b)                                                                4,051      4,051
                                                                                               -------------  ----------  ---------
                                                                                                           -      10,401     10,401
                                                                                               -------------  ----------  ---------
 Retail (0.4%):
   9,400                  9,400       Pep Boys, Zero Coupon, 9/20/11                                   5,158           -      5,158
                                                                                               -------------  ----------  ---------

 Shelter  (0.8%):
              6,500       6,500       Hilton Hotels Corp., 5.00%, 5/15/06                                          6,752      6,752
              4,500       4,500       Medical Care International, 6.75%, 10/1/06                                   4,123      4,123
                                                                                               -------------  ----------  ---------
                                                                                                           -      10,875     10,875
                                                                                               -------------  ----------  ---------
 Utilities  (1.1%):
  11,544                 11,544       Potomac Electric Power, 5.00%, 9/1/02                           11,255                 11,255
              2,500       2,500       U.S. Filter Corp., 4.50% 12/15/01                                            2,547      2,547
                                                                                               -------------  ----------  ---------
                                                                                                      11,255       2,547     13,802
                                                                                               -------------  ----------  ---------

 Total Convertible Bonds                                                                              34,398      23,823     58,221
                                                                                               -------------  ----------  ---------

 Preferred Stocks  (3.2%):
 Capital Goods  (0.2%):
                125         125       Ingersoll-Rand Co. (c)                                               -       3,000      3,000
                                                                                               -------------  ----------  ---------

 Computer Software  (0.4%):
                 55          55       Microsoft Corp.(c)                                                   -       5,225      5,225
                                                                                               -------------  ----------  ---------

 Financial Services  (2.0%):
                 60          60       Newell Financial Trust (c)                                                   3,458      3,458
     391                    391       Salomon, Inc., 7.63%                                            18,626                 18,626
                 45          45       St. Paul Capital (c)                                                         3,204      3,204
                                                                                               -------------  ----------  ---------
                                                                                                      18,626       6,662     25,288
                                                                                               -------------  ----------  ---------
 Industrial Goods & Services  (0.6%):
                 50          50       Corning Delaware (c)                                                         2,825      2,825
                120         120       Crown Cork & Seal Co. (c)                                                    5,370      5,370
                                                                                               -------------  ----------  ---------
                                                                                                           -       8,195      8,195
                                                                                               -------------  ----------  ---------
 Total Preferred Stocks                                                                               18,626      23,082     41,708
                                                                                               -------------  ----------  ---------

 Investment Companies (1.1%):
  14,672                 14,672       Pegasus Cash Management Fund Class I  (in shares)               14,672                 14,672
                                                                                               -------------  ----------  ---------
 Total Investment Companies                                                                           14,672           -     14,672
                                                                                               -------------  ----------  ---------

 Repurchase Agreements  (0.3%):
$        $    3,405 $     3,405       Prudential Securities, 6.10%, 7/1/98 (Collateralized by
                                      $3,505 U.S. Treasury Bills,  9/3/98, market value $3,474)                    3,405      3,405
                                                                                               -------------  ----------  ---------
 Total Repurchase Agreements                                                                               -       3,405      3,405
                                                                                               -------------  ----------  ---------

 Short-Term Securities Held as Collateral  (4.0%):
 Master Notes  (0.7%):
              2,021       2,021       Bear Stearns Mortgage Capital, 6.77%, 10/9/98*                               2,021      2,021
              1,684       1,684       Danaher Corp., 6.68%, 10/9/98*                                               1,684      1,684
              1,011       1,011       Merrill Lynch Mortgage Capital, 6.75%, 7/23/98*                              1,011      1,011
              2,291       2,291       Morgan Stanley Mortgage Capital, 5.76%, 7/21/98*                             2,292      2,292
                606         606       NationsBanc Capital Markets, 6.70%, 7/1/98*                                    606        606
              2,021       2,021       Williamette Industries, Inc., 5.85%, 7/23/98*                                2,021      2,021
                                                                                               -------------  ----------  ---------
                                                                                                           -       9,635      9,635
                                                                                               -------------  ----------  ---------
 Put Bonds  (1.1%):
              1,684       1,684       Associates Corp. N.A., 5.79%, 1/4/99*                                        1,683      1,683
              1,347       1,347       Branch Banking & Trust, 5.92%, 12/10/99*                                     1,347      1,347
                674         674       Citicorp, 5.94%, 8/3/98*                                                       674        674
              1,550       1,550       Evangelical Lutheran, 5.74%, 4/28/00*                                        1,547      1,547
              2,021       2,021       GMAC, 5.85%, 11/10/99*                                                       2,025      2,025
              1,684       1,684       Goldman Sachs, 6.06%, 11/21/00*                                              1,684      1,684
              1,684       1,684       Greenwich Capital, 6.11%, 12/13/99*                                          1,684      1,684
              1,684       1,684       Lehman Brothers Holdings, 5.85%, 8/18/99*                                    1,685      1,685
                674         674       Merrill Lynch, 6.07%, 11/13/98*                                                674        674



See notes to financial statements.

 The One Group Income Equity Fund / Pegasus Equity Income Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                               JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)

                       Proforma
 Pegasus   One Group   Combined                                                                                            Proforma
Shares or  Shares or   Shares or                                                                 Pegasus      One Group    Combined
Principal  Principal   Principal                                                                  Market        Market      Market
 Amount     Amount     Amount                       Security Description                           Value        Value       Value
---------  ----------  -------------- ------------------------------------------------------- -------------- ----------- -----------
              1,684       1,684       PNC Bank, 5.74%, 10/2/98*                                                    1,683      1,683
                                                                                               -------------  ----------  ---------
                                                                                                           -      14,686     14,686
                                                                                               -------------  ----------  ---------
 Repurchase Agreements  (2.2%):
              6,737       6,737       Donaldson, Lufkin & Jenrette, 6.65%, 7/1/98 (Collateralized
                                      by $6,888 various Corporate and Government Securities,
                                      0.00% - 17.25%, 10/15/02 - 4/15/35, market value $6,996)                     6,737      6,737
              3,369       3,369       Goldman Sachs, 6.65%, 7/1/98 (Collateralized by $3,590
                                      various Corporate Bonds, 0.00%, 7/7/98 - 9/18/98, market
                                      value $3,577)                                                                3,369      3,369
             17,315      17,315       Lehman Brothers, 6.65%, 7/1/98 (Collateralized by $17,748
                                      various Corporate Bonds, 0.00% - 10.13%, 9/15/99 -
                                      10/17/96, market value $18,576)                                             17,315     17,315
                 12          12       Lehman Brothers, 6.47%, 7/1/98 (Collateralized by $12 Media
                                      One Group Bonds, 0.00%, 10/5/98, market value $12)                              12         12
                539         539       Lehman Brothers, 6.00%, 7/1/98 (Collateralized by $3,374
                                      various Government Securities, 0.00% - 7.50%, 12/1/18 -
                                      5/1/24, market value $555)                                                     539        539
                674         674       Paine Webber, 6.40%, 7/1/98 (Collateralized by $672 various
                                      Corporate Bonds, 4.00% - 9.75%, 7/15/98 - 9/01/23, market
                                      value $707)                                                                    674        674
                                                                                               -------------  ----------  ---------
                                                                                                           -      28,646     28,646
                                                                                               -------------  ----------  ---------
 Total Short-Term Securities Held as Collateral                                                            -      52,967     52,967
                                                                                               -------------  ----------  ---------
 Total (Cost $818,363) (a)                                                                    $      325,743 $ 1,028,523 $1,354,266
                                                                                               =============  ==========  =========

 -------------
 Percentages indicated are based on net assets of $1,304,466.
 (a)    Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $4. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                              Unrealized appreciation.........................................$      547,955
                              Unrealized depreciation..........................................      (12,056)
                                                                                              --------------
                              Net unrealized appreciation.....................................$      535,899
                                                                                              ==============


 (b)    A portion of this security was loaned as of June 30, 1998.
 (c)    Non-income producing securities.

 * The interest rate for this variable rate note, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1998.

 The One Group Equity Index Fund / Pegasus Equity Index Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                       JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)


                      Proforma
  Pegasus  One Group  Combined                                                                                      Proforma
 Shares or Shares or  Shares or                                                          Pegasus     One Group      Combined
 Principal Principal  Principal                                                          Market        Market        Market
  Amount     Amount    Amount                   Security Description                      Value        Value          Value
---------- --------- --------- ------------------------------------------------------- ----------- ------------ ---------------
 Commercial Paper  (0.4%):
 Financial Services  (0.4%):
$         $    9,000 $ $9,000  Merrill Lynch, 5.56%, 9/9/98                            $         - $      8,904 $         8,904
                                                                                        ----------  -----------  --------------
 Total Commercial Paper                                                                          -        8,904           8,904
                                                                                        ----------  -----------  --------------

 Common Stocks  (98.9%):
 Business Equipment & Services  (1.8%):
       32         40       72  Automatic Data Processing, Inc.                               2,316        2,946           5,262
       22         25       47  Browning-Ferris Industries, Inc.                                752          868           1,620
       10         12       22  Canadian Moore Corp., Ltd.                                      135          160             295
        7         10       17  Ceridian Corp. (b)                                              432          613           1,045
       18         23       41  Cognizant Corp.                                               1,144        1,449           2,593
       15         20       35  Computer Sciences Corp. (b)                                     983        1,311           2,294
                  12       12  Deluxe Corp.                                                                 415             415
       18         23       41  Dun & Bradstreet Corp.                                          607          839           1,446
       22         18       40  Ecolab, Inc.                                                    694          554           1,248
       17         21       38  Equifax, Inc. (c)                                               603          750           1,353
       49         61      110  First Data Corp.                                              1,617        2,038           3,655
       16         14       30  H & R Block                                                     693          592           1,285
                  18       18  Ikon Office Solutions (c)                                                    256             256
       12         17       29  Interpublic Group Co., Inc.                                     736        1,018           1,754
       34         42       76  Laidlaw, Inc.                                                   415          511             926
                   7        7  National Service Industries, Inc.                                            345             345
       18         21       39  Omnicom Group, Inc. (c)                                         883        1,057           1,940
       37         37       74  Pitney Bowes, Inc.                                            1,776        1,793           3,569
       14         21       35  R.R. Donnelley & Sons Co.                                       657          957           1,614
                  11       11  Ryder Systems, Inc. (c)                                                      344             344
       32         34       66  Service Corp. International                                   1,363        1,478           2,841
                  62       62  WMX Technologies, Inc.                                                     2,176           2,176
       50                  50  Waste Management, Inc.                                        1,760                        1,760
                                                                                        ----------  -----------  --------------
                                                                                            17,566       22,470          40,036
                                                                                        ----------  -----------  --------------

 Capital Goods  (5.7%):
                   3        3  Aeroquip-Vickers, Inc.                                                       202             202
       11         12       23  Black & Decker Corp.                                            667          730           1,397
        6         10       16  Case Corp.                                                      302          472             774
       43         50       93  Caterpillar, Inc.                                             2,260        2,634           4,894
                   5        5  Cincinnati Milacron, Inc.                                                    131             131
       12         16       28  Cooper Industries, Inc.                                         687          901           1,588
                   6        6  Crane Co.                                                                    293             293
        7          6       13  Cummins Engine, Inc.                                            354          288             642
       29         35       64  Deere & Co.                                                   1,539        1,842           3,381
       24         31       55  Dover Corp.                                                     827        1,051           1,878
       51         61      112  Emerson Electric Co.                                          3,068        3,686           6,754
        8         12       20  Fluor Corp.                                                     432          597           1,029
                   5        5  Foster Wheeler Corp.                                                         116             116
      359        444      803  General Electric Co.                                         32,681       40,386          73,067
        8          7       15  General Signal Corp.                                            292          252             544
        9         15       24  Grainger W.W., Inc.                                             481          739           1,220
                   7        7  Harnischfeger Industries, Inc.                                               193             193
       14         17       31  Honeywell, Inc.                                               1,178        1,452           2,630
       29         33       62  Illinois Tool Works                                           1,902        2,203           4,105
       16         22       38  Ingersoll Rand Co.                                              688          953           1,641
       10         11       21  Johnson Controls, Inc.                                          561          650           1,211
        3          1        4  Nacco Industries, Inc., Class A                                 336          144             480
                  11       11  Navistar International Corp.                                                 303             303
                   7        7  Owens-Corning Fiberglass Corp.                                               287             287
       12         10       22  Paccar, Inc.                                                    616          537           1,153
       13         15       28  Parker-Hannifin Corp.                                           495          589           1,084

See notes to financial statements.

 The One Group Equity Index Fund / Pegasus Equity Index Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                       JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)


                      Proforma
  Pegasus  One Group  Combined                                                                                      Proforma
 Shares or Shares or  Shares or                                                          Pegasus     One Group      Combined
 Principal Principal  Principal                                                          Market        Market        Market
  Amount     Amount    Amount                   Security Description                      Value        Value          Value
---------- --------- --------- ------------------------------------------------------- ----------- ------------ ---------------
       20         25       45  PPG Industries, Inc.                                          1,401        1,737           3,138
       15         24       39  Sherwin-Williams Co.                                            511          795           1,306
        8          9       17  Snap-On, Inc.                                                   283          322             605
        7         12       19  Stanley Works                                                   296          503             799
       17         20       37  Thermo Electron Corp. (b)                                       574          701           1,275
                   8        8  Timken Co.                                                                   240             240
       64         78      142  Tyco International, Ltd.                                      4,009        4,923           8,932
                                                                                        ----------  -----------  --------------
                                                                                            56,440       70,852         127,292
                                                                                        ----------  -----------  --------------

 Consumer Durable  (2.3%):
       17         21       38  Autozone, Inc. (b) (c)                                          538          666           1,204
                   3        3  Briggs & Stratton Corp.                                                      103             103
       72         89      161  Chrysler Corp.                                                4,065        4,996           9,061
       13         11       24  Cooper Tire & Rubber Co.                                        262          235             497
       12         14       26  Dana Corp. (c)                                                  637          737           1,374
        8         11       19  Eaton Corp.                                                     646          830           1,476
                   9        9  Echlin, Inc.                                                                 430             430
      137        165      302  Ford Motor Co.                                                8,092        9,748          17,840
       80         91      171  General Motors Corp.                                          5,357        6,093          11,450
       18         25       43  Genuine Parts Co. (c)                                           628          863           1,491
       17         21       38  Goodyear Tire & Rubber Co. (b)                                1,069        1,354           2,423
       17         16       33  ITT Industries, Inc.                                            642          594           1,236
       12         14       26  Maytag Corp.                                                    583          682           1,265
        8         10       18  Whirlpool Corp.                                                 574          714           1,288
                                                                                        ----------  -----------  --------------
                                                                                            23,093       28,045          51,138
                                                                                        ----------  -----------  --------------

 Consumer Non-Durable  (11.2%):
       15          7       22  Alberto Culver Co., Class B                                     432          205             637
        8         10       18  American Greetings Corp., Class A                               429          529             958
       54         68      122  Anheuser Busch Co., Inc. (c)                                  2,559        3,192           5,751
       65         79      144  Archer-Daniels-Midland Co.                                    1,260        1,538           2,798
       12         18       30  Avon Products, Inc.                                             953        1,433           2,386
        3          4        7  Ball Corp.                                                      139          143             282
        4          8       12  Bemis Co.                                                       171          307             478
       31         40       71  Bestfoods                                                     1,813        2,321           4,134
       11         10       21  Brown-Forman Corp., Class B                                     692          620           1,312
       52         64      116  Campbell Soup Co.                                             2,762        3,395           6,157
       10         15       25  Clorox Co.                                                      913        1,387           2,300
      271        338      609  Coca-Cola Co.                                                23,206       28,913          52,119
       33         40       73  Colgate Palmolive Co.                                         2,893        3,531           6,424
       52         66      118  ConAgra, Inc.                                                 1,653        2,080           3,733
                   5        5  Coors Adolph Co., Class B                                                    176             176
       13         17       30  Crown Cork & Seal Co.                                           624          815           1,439
       39         44       83  Eastman Kodak Co.                                             2,822        3,237           6,059
       21         28       49  Fort James Corp.                                                935        1,267           2,202
       19         24       43  Fortune Brands Inc.                                             719          914           1,633
        8         11       19  Fruit of The Loom, Inc., Class A (b)                            282          351             633
       17         22       39  General Mills, Inc.                                           1,165        1,495           2,660
      128        153      281  Gillette Co.                                                  7,259        8,648          15,907
       39         50       89  H.J. Heinz Co.                                                2,205        2,833           5,038
       17         21       38  Hershey Foods Corp.                                           1,163        1,447           2,610
       11         15       26  International Flavors & Fragrances, Inc.                        464          653           1,117
                   6        6  Jostens, Inc.                                                                135             135
       47         57      104  Kellogg Co.                                                   1,771        2,135           3,906
        6         10       16  Liz Claiborne, Inc. (c)                                         290          545             835
       16         22       38  Newell Co.                                                      805        1,097           1,902
       33         40       73  Nike, Inc., Class B (c)                                       1,596        1,927           3,523
      172        203      375  PepsiCo, Inc.                                                 7,094        8,358          15,452
      266        333      599  Philip Morris Co., Inc.                                      10,477       13,098          23,575


See notes to financial statements.

 The One Group Equity Index Fund / Pegasus Equity Index Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                       JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)


                      Proforma
  Pegasus  One Group  Combined                                                                                      Proforma
 Shares or Shares or  Shares or                                                          Pegasus     One Group      Combined
 Principal Principal  Principal                                                          Market        Market        Market
  Amount     Amount    Amount                   Security Description                      Value        Value          Value
---------- --------- --------- ------------------------------------------------------- ----------- ------------ ---------------
       34         33       67  Pioneer Hi-Bred International, Inc.                           1,415        1,378           2,793
                   7        7  Polaroid Corp.                                                               233             233
      147        183      330  Procter & Gamble Co.                                         13,413       16,706          30,119
       14         18       32  Quaker Oats Co.                                                 758        1,012           1,770
       12         14       26  Ralston Purina Group                                          1,352        1,687           3,039
        6          8       14  Reebok International Ltd. (b)                                   171          218             389
       16         21       37  Rubbermaid, Inc.                                                546          705           1,251
       11          5       16  Russell Corp.                                                   329          163             492
       49         64      113  Sara Lee, Corp.                                               2,747        3,554           6,301
       39         47       86  Seagram Co., Ltd.                                             1,614        1,929           3,543
                   2        2  Springs Industries, Inc., Class A                                             98              98
                  10       10  Supervalu, Inc.                                                              427             427
       33         49       82  Sysco Corp.                                                     858        1,257           2,115
                   9        9  Tupperware Corp.                                                             249             249
       70         87      157  Unilever N V                                                  5,497        6,888          12,385
       22         27       49  UST, Inc.                                                       584          721           1,305
       12         18       30  V.F. Corp.                                                      641          925           1,566
       12         16       28  Wrigley (Wm.) Junior Co. (c)                                  1,182        1,554           2,736
                                                                                        ----------  -----------  --------------
                                                                                           110,653      138,429         249,082
                                                                                        ----------  -----------  --------------

 Consumer Services  (4.0%):
       11         13       24  Brunswick Corp.                                                 277          331             608
       77         97      174  CBS Corp. (c)                                                 2,436        3,068           5,504
       86        116      202  Cendant Corp.                                                 1,805        2,425           4,230
       14         17       31  Clear Channel Communications (b) (c)                          1,517        1,840           3,357
       39         50       89  Comcast Corp., Class A                                        1,583        2,040           3,623
       11         13       24  Dow Jones & Co., Inc.                                           588          740           1,328
       30         38       68  Gannett, Inc.                                                 2,116        2,736           4,852
                  14       14  Harrah's Entertainment, Inc. (b) (c)                                         320             320
       12         18       30  Hasbro, Inc.                                                    453          697           1,150
       29         34       63  Hilton Hotels Corp.                                             821          975           1,796
                  10       10  King World Productions, Inc. (b)                                             255             255
       13         11       24  Knight-Ridder, Inc.                                             692          631           1,323
       27         35       62  Marriott International, Class A                                 887        1,130           2,017
       29         38       67  Mattel, Inc.                                                  1,206        1,613           2,819
       10         14       24  McGraw-Hill Co., Inc.                                           808        1,136           1,944
       69         85      154  Media One Group, Inc. (b) (c)                                 3,038        3,721           6,759
       13          7       20  Meredith Corp.                                                  605          325             930
       20         24       44  Mirage Resorts, Inc. (b) (c)                                    418          513             931
       14         13       27  New York Times Co., Class A                                   1,103        1,066           2,169
       54         69      123  Tele-Communications, Inc., Class A (b) (c)                    2,070        2,648           4,718
       62         78      140  Time Warner, Inc.                                             5,271        6,647          11,918
       11         12       23  Times Mirror Co., Class  A                                      689          758           1,447
       12         18       30  Tribune Co.                                                     858        1,224           2,082
       40         49       89  Viacom, Inc., Class B (b)                                     2,308        2,850           5,158
       76         93      169  Walt Disney Co.                                               8,018        9,734          17,752
                                                                                        ----------  -----------  --------------
                                                                                            39,567       49,423          88,990
                                                                                        ----------  -----------  --------------

 Energy  (7.3%):
        9         13       22  Amerada Hess Corp.                                              465          680           1,145
      107        131      238  Amoco Corp.                                                   4,447        5,437           9,884
        7          8       15  Anadarko Petroleum Corp. (c)                                    443          546             989
       10         12       22  Apache Corp.                                                    315          389             704
        8          9       17  Ashland, Inc.                                                   425          469             894
       35         44       79  Atlantic Richfield Co.                                        2,731        3,456           6,187
       15         22       37  Baker Hughes, Inc.                                              534          777           1,311
                  24       24  Burlington Northern                                                        1,029           1,029
       19                  19  Burlington Resources, Inc.                                      803                          803
       77         89      166  Chevron Corp. (c)                                             6,364        7,390          13,754


See notes to financial statements.

 The One Group Equity Index Fund / Pegasus Equity Index Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                       JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)


                      Proforma
  Pegasus  One Group  Combined                                                                                      Proforma
 Shares or Shares or  Shares or                                                          Pegasus     One Group      Combined
 Principal Principal  Principal                                                          Market        Market        Market
  Amount     Amount    Amount                   Security Description                      Value        Value          Value
---------- --------- --------- ------------------------------------------------------- ----------- ------------ ---------------
       19         24       43  Dresser Industries, Inc.                                        858        1,065           1,923
       16                  16  DTE Energy, Inc.                                                629                          629
      271        333      604  Exxon Corp.                                                  19,300       23,763          43,063
       28         34       62  Halliburton Co.                                               1,253        1,537           2,790
        8          5       13  Helmerich & Payne, Inc.                                         175          119             294
                   7        7  Kerr McGee Corp.                                                             423             423
        9          8       17  McDermott International, Inc.                                   324          274             598
       85        108      193  Mobil Corp.                                                   6,484        8,245          14,729
       38         50       88  Occidental Petroleums Corp.                                   1,013        1,351           2,364
       12         14       26  Oryx Energy Co. (b)                                             254          305             559
        7          7       14  Pennzoil Co.                                                    358          335             693
       29         36       65  Phillips Petroleum Co.                                        1,410        1,731           3,141
                  12       12  Rowan Cos., Inc.                                                             230             230
      235        293      528  Royal Dutch Petroleum Co. (c)                                12,900       16,043          28,943
       55         68      123  Schlumberger Ltd. (c)                                         3,755        4,631           8,386
       10         10       20  Sun, Inc.                                                       396          396             792
       19         24       43  Tenneco, Inc.                                                   708          908           1,616
       58         75      133  Texaco, Inc.                                                  3,437        4,466           7,903
       40         34       74  Union Pacific Resources Group, Inc.                             699          600           1,299
       30         34       64  Unocal Corp. (c)                                              1,072        1,201           2,273
       32         40       72  USX-Marathon Group                                            1,086        1,358           2,444
        6          8       14  Western Atlas, Inc. (b)                                         486          662           1,148
                                                                                        ----------  -----------  --------------
                                                                                            73,124       89,816         162,940
                                                                                        ----------  -----------  --------------

 Financial Services  (17.5%):
       48         57      105  Allstate Corp.                                                4,396        5,239           9,635
       51         63      114  American Express Co.                                          5,816        7,220          13,036
       27         33       60  American General Corp.                                        1,923        2,354           4,277
       77         96      173  American International Group, Inc.                           11,235       14,005          25,240
       18         22       40  Aon Corp.                                                     1,282        1,533           2,815
       39         47       86  Associates First Capital, Class A                             2,997        3,642           6,639
       77         96      173  Banc One Corp. (c)                                            4,303        5,332           9,635
       41         52       93  Bank of New York Co., Inc. (c)                                2,515        3,150           5,665
       76         93      169  BankAmerica Corp.                                             6,533        8,032          14,565
       34         40       74  BankBoston Corp.                                              1,869        2,248           4,117
       11         13       24  Bankers Trust New York Corp.                                  1,272        1,549           2,821
       15         19       34  BB&T Corp.                                                    1,021        1,253           2,274
                  16       16  Bear Stearns Co., Inc.                                                       882             882
        6          8       14  Beneficial Corp.                                                882        1,151           2,033
                   9        9  Capital One Financial Corp.                                                1,118           1,118
       29         36       65  Charles Schwab Corp.                                            941        1,174           2,115
       92        116      208  Chase Manhattan Corp.                                         6,931        8,748          15,679
       23         24       47  Chubb Corp.                                                   1,811        1,905           3,716
       23         29       52  Cigna Corp.                                                   1,618        2,017           3,635
       18         22       40  Cincinnati Financial Corp.                                      691          852           1,543
       50         61      111  Citicorp                                                      7,486        9,169          16,655
       17         23       40  Comerica, Inc.                                                1,152        1,496           2,648
       21         25       46  Conseco, Inc. (c)                                               982        1,155           2,137
       12         14       26  Country Wide Credit                                             584          721           1,305
       78         92      170  Federal Home Loan Mortgage Corp.                              3,655        4,352           8,007
      116        141      257  Federal National Mortgage Assoc.                              7,076        8,590          15,666
       24         33       57  Fifth Third Bancorp (c)                                       1,522        2,050           3,572
       33         40       73  First Chicago NBD Corp.                                       2,889        3,578           6,467
      106        132      238  First Union Corp.                                             6,182        7,699          13,881
       28         39       67  Fleet Financial Group, Inc.                                   2,359        3,240           5,599
       28         34       62  Franklin Resources, Inc.                                      1,534        1,860           3,394
        8         10       18  General Re Corp.                                              2,128        2,656           4,784
        7          8       15  Golden West Financial Corp.                                     705          885           1,590
       15         19       34  Greentrree Financial Corp.                                      629          801           1,430


See notes to financial statements.

 The One Group Equity Index Fund / Pegasus Equity Index Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                       JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)


                      Proforma
  Pegasus  One Group  Combined                                                                                      Proforma
 Shares or Shares or  Shares or                                                          Pegasus     One Group      Combined
 Principal Principal  Principal                                                          Market        Market        Market
  Amount     Amount    Amount                   Security Description                      Value        Value          Value
---------- --------- --------- ------------------------------------------------------- ----------- ------------ ---------------
       10         15       25  H.F. Ahmanson & Co.                                             700        1,061           1,761
       12         16       28  Hartford Financial Services Group                             1,384        1,805           3,189
       35         44       79  Household International, Inc. (c)                             1,758        2,192           3,950
       21         26       47  Huntington Bancshares                                           707          875           1,582
       20         24       44  J.P. Morgan & Co., Inc.                                       2,363        2,846           5,209
       10         15       25  Jefferson Pilot Corp.                                           562          875           1,437
       48         60      108  KeyCorp                                                       1,724        2,121           3,845
       11         16       27  Lehman Brothers Holding, Inc.                                   869        1,255           2,124
       11         14       25  Lincoln National Corp.                                        1,051        1,285           2,336
       27         34       61  Marsh & McLennan Co.                                          1,625        2,034           3,659
       10         13       23  MBIA, Inc.                                                      755        1,001           1,756
       55         69      124  MBNA Corp.                                                    1,811        2,262           4,073
       30         34       64  Mellon Bank Corp.                                             2,061        2,397           4,458
       14         18       32  Mercantile Bancorporation                                       725          886           1,611
       36         47       83  Merrill Lynch & Co. (c)                                       3,344        4,351           7,695
       12         16       28  MGIC Investment Corp. (c)                                       707          931           1,638
       65         82      147  Morgan Stanley Dean Witter Discover                           5,939        7,484          13,423
       37         45       82  National City Corp.                                           2,613        3,182           5,795
      103        131      234  NationsBank Corp.                                             7,896        9,987          17,883
       12         15       27  Northern Trust Corp                                             945        1,175           2,120
       81        101      182  Norwest Corp.                                                 3,044        3,787           6,831
       31         42       73  PNC Bank Corp.                                                1,691        2,259           3,950
        8          9       17  Progressive Corp., Ohio                                       1,114        1,335           2,449
       11         13       24  Providian Financial                                             882        1,017           1,899
       13         15       28  Republic N Y Corp.                                              842          944           1,786
       20         19       39  SAFECO Corp.                                                    888          875           1,763
                  23       23  SLM Holding Corp.                                                          1,142           1,142
       22         32       54  St. Paul Co., Inc.                                              929        1,361           2,290
       18         22       40  State Street Corp.                                            1,237        1,529           2,766
       19         24       43  Summit Bancorp                                                  921        1,133           2,054
       22         25       47  Sunamerica, Inc.                                              1,241        1,446           2,687
       24         29       53  SunTrust Banks, Inc.                                          1,992        2,386           4,378
       29         34       63  Synovus Financial Corp. (c)                                     688          810           1,498
       15         20       35  Torchmark Corp.                                                 707          915           1,622
        7          9       16  TransAmerica Corp.                                              785        1,040           1,825
      125        156      281  Travelers Group, Inc.                                         7,602        9,439          17,041
       81        102      183  U.S. Bancorp                                                  3,491        4,391           7,882
       19         21       40  UNUM Corp.                                                    1,071        1,150           2,221
       22         28       50  Wachovia Corp.                                                1,897        2,355           4,252
       41         51       92  Washington Mutual, Inc. (c)                                   1,794        2,234           4,028
        9         12       21  Wells Fargo & Co.                                             3,266        4,272           7,538
                                                                                        ----------  -----------  --------------
                                                                                           172,540      217,481         390,021
                                                                                        ----------  -----------  --------------

 Health Care  (12.0%):
      171        209      380  Abbott Labs                                                   6,998        8,537          15,535
       16         20       36  Aetna                                                         1,242        1,543           2,785
                   9        9  Allergan, Inc.                                                               419             419
       10         12       22  Alza Corp. (b)                                                  441          507             948
      143        179      322  American Home Products Co.                                    7,381        9,264          16,645
       29         36       65  Amgen, Inc. (b)                                               1,882        2,372           4,254
                   8        8  Bard C.R., Inc.                                                              295             295
                   8        8  Bausch & Lomb, Inc.                                                          402             402
       31         38       69  Baxter International, Inc.                                    1,689        2,026           3,715
       14         18       32  Becton Dickinson & Co. (c)                                    1,115        1,368           2,483
       13         16       29  Biomet, Inc. (b)                                                436          521             957
       22         27       49  Boston Scientific Corp. (b) (c)                               1,552        1,900           3,452
      109        137      246  Bristol Myers Squibb Co.                                     12,541       15,701          28,242
       12         15       27  Cardinal Health, Inc.                                         1,134        1,398           2,532
       78         91      169  Columbia/HCA Healthcare Corp. (c)                             2,267        2,643           4,910


See notes to financial statements.

 The One Group Equity Index Fund / Pegasus Equity Index Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                       JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)


                      Proforma
  Pegasus  One Group  Combined                                                                                      Proforma
 Shares or Shares or  Shares or                                                          Pegasus     One Group      Combined
 Principal Principal  Principal                                                          Market        Market        Market
  Amount     Amount    Amount                   Security Description                      Value        Value          Value
---------- --------- --------- ------------------------------------------------------- ----------- ------------ ---------------
      125        152      277  Eli Lilly & Co.                                               8,243       10,052          18,295
       16         20       36  Guidant Corp.                                                 1,171        1,423           2,594
       56         59      115  HBO & Co.                                                     1,960        2,068           4,028
       42         54       96  Healthsouth Corp. (b)                                         1,125        1,432           2,557
       17         22       39  Humana, Inc. (b)                                                534          693           1,227
      152        184      336  Johnson & Johnson                                            11,226       13,538          24,764
                  10       10  Mallinckrodt Group, Inc.                                                     311             311
                   9        9  Manor Care, Inc.                                                             343             343
       54         65      119  Medtronic, Inc.                                               3,436        4,166           7,602
      131        164      295  Merck & Co., Inc.                                            17,585       21,871          39,456
       11          6       17  Millipore Corp.                                                 302          176             478
      142        176      318  Pfizer, Inc.                                                 15,431       19,137          34,568
       60         69      129  Pharmacia & Upjohn, Inc.                                      2,754        3,195           5,949
       83        100      183  Schering Plough Corp.                                         7,588        9,186          16,774
                   3        3  Shared Medical Systems Corp.                                                 194             194
                  12       12  St. Jude Medical Center, Inc. (b)                                            435             435
       33         40       73  Tenet Healthcare Corp. (b)                                    1,046        1,239           2,285
                   9        9  U.S. Surgical, Corp.                                                         401             401
       25         25       50  United Healthcare Corp.                                       1,602        1,593           3,195
       93        111      204  Warner Lambert Co.                                            6,423        7,730          14,153
                                                                                        ----------  -----------  --------------
                                                                                           119,104      148,079         267,183
                                                                                        ----------  -----------  --------------

 Multi-Industry  (1.2%):
       65         77      142  Allied Signal, Inc.                                           2,865        3,419           6,284
       28         32       60  Corning, Inc. (c)                                               977        1,095           2,072
        5          5       10  FMC Corp. (b)                                                   341          333             674
        7         10       17  Harcourt General, Inc.                                          423          613           1,036
       41         16       57  Loews Corp.                                                   1,106        1,396           2,502
       47         56      103  Minnesota Mining & Manufacturing Co.                          3,854        4,587           8,441
                   2        2  Octel Corp. (b)                                                               43              43
       18         22       40  Textron, Inc.                                                 1,294        1,612           2,906
       16         17       33  TRW, Inc.                                                       871          950           1,821
                                                                                        ----------  -----------  --------------
                                                                                            11,731       14,048          25,779
                                                                                        ----------  -----------  --------------

 Raw Materials  (3.0%):
       27         31       58  Air Products & Chemical, Inc.                                 1,079        1,231           2,310
       22         31       53  Alcan Aluminum Ltd.                                             613          848           1,461
       19         24       43  Allegheny Teledyne, Inc.                                        431          551             982
       19         24       43  Aluminum Co. of America (c)                                   1,251        1,577           2,828
       85         14       99  Armco, Inc. (b)                                                 544           90             634
       10          6       16  ASARCO, Inc.                                                    224          133             357
       12         15       27  Avery Dennison Corp.                                            640          817           1,457
        8         10       18  B. F. Goodrich Co.                                              397          482             879
       38         49       87  Barrick Gold Corp.                                              734          946           1,680
                  31       31  Battle Mountain Gold Co.                                                     184             184
                  15       15  Bethlehem Steel Corp.                                                        186             186
       24         13       37  Cyprus Amax Minerals Co.                                        315          174             489
       26         32       58  Dow Chemical Co. (c)                                          2,506        3,077           5,583
      124        155      279  Du Pont (EI) de Nemours & Co.                                 9,267       11,541          20,808
        8         11       19  Eastman Chemical Co.                                            514          693           1,207
       18         20       38  Engelhard Corp.                                                 364          401             765
       24         27       51  Freeport-McMoran Copper & Gold, Class B                         363          416             779
                   9        9  Great Lakes Chemical Corp.                                                   352             352
        9         14       23  Hercules, Inc.                                                  354          594             948
       48         20       68  Homestake Mining Co. (c)                                        497          207             704
                  23       23  Inco Ltd.                                                                    309             309
       68         80      148  Monsanto Co. (c)                                              3,772        4,490           8,262
       14         20       34  Morton International, Inc.                                      341          492             833
        9         10       19  Nalco Chemical Co.                                              302          335             637


See notes to financial statements.

 The One Group Equity Index Fund / Pegasus Equity Index Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                       JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)


                      Proforma
  Pegasus  One Group  Combined                                                                                      Proforma
 Shares or Shares or  Shares or                                                          Pegasus     One Group      Combined
 Principal Principal  Principal                                                          Market        Market        Market
  Amount     Amount    Amount                   Security Description                      Value        Value          Value
---------- --------- --------- ------------------------------------------------------- ----------- ------------ ---------------
       19         21       40  Newmont Mining Corp.                                            445          501             946
        8         12       20  Nucor Corp.                                                     376          556             932
       16         16       32  Pall Corp.                                                      322          329             651
        7          9       16  Phelps Dodge Corp.                                              385          505             890
                  33       33  Placer Dome, Inc.                                                            383             383
       17         21       38  Praxair, Inc.                                                   796          979           1,775
        7          9       16  Reynolds Metals Co.                                             401          508             909
        6          9       15  Rohm & Haas Co.                                                 638          917           1,555
       11         14       25  Sigma-Aldrich Corp.                                             387          491             878
       16         18       34  Union Carbide Corp.                                             856          971           1,827
                  12       12  USX - U.S. Steel Group, Inc.                                                 384             384
                  10       10  W.R. Grace & Co.                                                             168             168
       30         13       43  Worthington Industries, Inc.                                    452          190             642
                                                                                        ----------  -----------  --------------
                                                                                            29,566       37,008          66,574
                                                                                        ----------  -----------  --------------

 Retail  (6.1%):
                   1        1  Abercrombie & Fitch Co. (b)                                                   44              44
       27         34       61  Albertsons, Inc.                                              1,398        1,774           3,172
       32         39       71  American Stores Co.                                             786          947           1,733
       15         13       28  Circuit City Stores, Inc.                                       684          621           1,305
       12         15       27  Consolidated Stores Co. (b)                                     431          529             960
       25         29       54  Costco Companies, Inc. (c)                                    1,603        1,855           3,458
       43         52       95  CVS Corp.                                                     1,670        2,030           3,700
       38         22       60  Darden Restaurants, Inc.                                        596          346             942
       48         59      107  Dayton Hudson Corp.                                           2,345        2,877           5,222
       11         15       26  Dillard Department Stores, Inc., Class A                        451          636           1,087
       24         28       52  Federated Department Stores, Inc. (b) (c)                     1,303        1,511           2,814
       43         55       98  Gap, Inc.                                                     2,668        3,412           6,080
                   8        8  Giant Food Inc., Class A                                                     359             359
                   5        5  Great Atlantic & Pacific Tea, Inc.                                           175             175
       79        100      179  Home Depot, Inc.                                              6,561        8,298          14,859
       29         35       64  J.C. Penney, Inc. (c)                                         2,071        2,503           4,574
       54         64      118  K Mart, Inc. (b) (c)                                          1,034        1,233           2,267
       28         34       62  Kroger Co. (b)                                                1,194        1,450           2,644
       31         31       62  Limited, Inc.                                                 1,011        1,024           2,035
        8          4       12  Longs Drug Stores, Inc.                                         234          121             355
       41         47       88  Lowe's Co.                                                    1,681        1,900           3,581
       28         32       60  May Department Stores Co.                                     1,814        2,097           3,911
       78         95      173  McDonald's Corp.                                              5,355        6,567          11,922
                   5        5  Mercantile Stores Co., Inc.                                                  385             385
        7         11       18  Nordstrom, Inc.                                                 578          879           1,457
                   9        9  Pep Boys-Manny, Moe & Jack                                                   166             166
       27         32       59  Rite Aid Corp. (c)                                            1,025        1,218           2,243
       45         53       98  Sears Roebuck & Co.                                           2,736        3,260           5,996
       13         14       27  Tandy Corp.                                                     698          741           1,439
       34         42       76  TJX Co., Inc.                                                   827        1,023           1,850
       29         38       67  Toys R Us, Inc. (b)                                             673          905           1,578
       17         21       38  Tricon Global Restaurants (b)                                   546          672           1,218
                  18       18  Venator Group, Inc.                                                          346             346
      247        307      554  Wal-Mart Stores, Inc. (c)                                    14,976       18,638          33,614
       62         68      130  Walgreen Co.                                                  2,563        2,807           5,370
       15         17       32  Wendy's International, Inc.                                     341          410             751
       18         21       39  Winn Dixie Stores, Inc. (c)                                     935        1,051           1,986
                                                                                        ----------  -----------  --------------
                                                                                            60,788       74,810         135,598
                                                                                        ----------  -----------  --------------

 Shelter  (1.2%):
        5          5       10  Armstrong World Industries, Inc.                                310          351             661
       11          7       18  Boise Cascade Corp.                                             364          232             596
       13          7       20  Centex Corp. (w/ warrants to purchase interest in CDC LP.       499          274             773


See notes to financial statements.

 The One Group Equity Index Fund / Pegasus Equity Index Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                       JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)


                      Proforma
  Pegasus  One Group  Combined                                                                                      Proforma
 Shares or Shares or  Shares or                                                          Pegasus     One Group      Combined
 Principal Principal  Principal                                                          Market        Market        Market
  Amount     Amount    Amount                   Security Description                      Value        Value          Value
---------- --------- --------- ------------------------------------------------------- ----------- ------------ ---------------
                               Class B units and shares of 3333 Holdings Corp)
       11         13       24  Champion International Co.                                      530          631           1,161
                   5        5  Fleetwood Enterprises, Inc.                                                  187             187
       10         12       22  Georgia Pacific Corp.                                           612          733           1,345
       32         41       73  International Paper Co.                                       1,392        1,762           3,154
       20          5       25  Kaufman & Broad Home Corp.                                      642          169             811
       63         77      140  Kimberly Clark Corp.                                          2,895        3,514           6,409
                  15       15  Louisiana Pacific Corp.                                                      268             268
       19         22       41  Masco Corp.                                                   1,125        1,326           2,451
       16         16       32  Mead Corp.                                                      498          499             997
       15         21       36  Owens-Illinois, Inc. (b)                                        685          943           1,628
                   3        3  Potlatch Corp.                                                               146             146
                   6        6  Pulte Corp.                                                                  183             183
       10         11       21  Sealed Air Corp. (b)                                            351          415             766
       18         13       31  Stone Container Corp.                                           274          203             477
        8          8       16  Temple Inland, Inc.                                             416          430             846
        7         10       17  Union Camp Corp.                                                328          482             810
       12         14       26  Westvaco Corp.                                                  336          390             726
       22         27       49  Weyerhaeuser Co.                                              1,006        1,269           2,275
       14         16       30  Williamette Industries, Inc.                                    447          516             963
                                                                                        ----------  -----------  --------------
                                                                                            12,710       14,923          27,633
                                                                                        ----------  -----------  --------------

 Technology  (14.9%):
       37         46       83  3Com Corp. (b)                                                1,126        1,406           2,532
        9         10       19  Adobe Systems, Inc.                                             395          410             805
       16         19       35  Advanced Micro Devices, Inc. (b)                                273          319             592
       23         29       52  AMP, Inc.                                                       799        1,012           1,811
       12         12       24  Andrew Corp. (b)                                                217          223             440
       15         17       32  Apple Computer, Inc. (b) (c)                                    427          480             907
       39         49       88  Applied Materials, Inc. (b)                                   1,141        1,433           2,574
       21         26       47  Ascend Communications, Inc. (b) (c)                           1,051        1,303           2,354
                   7        7  Auto Desk, Inc.                                                              263             263
       18         30       48  Bay Networks, Inc. (b)                                          594          978           1,572
      110        137      247  Boeing Co.                                                    4,887        6,103          10,990
                  21       21  Cabletron Systems, Inc. (b)                                                  281             281
      116        139      255  Cisco Systems, Inc. (b)                                      10,708       12,800          23,508
      189        227      416  Compaq Computer Corp. (b)                                     5,366        6,433          11,799
       61         75      136  Computer Associates International, Inc.                       3,409        4,164           7,573
                   5        5  Data General Corp. (b)                                                        74              74
       73         89      162  Dell Computer Corp. (b)                                       6,817        8,272          15,089
                  16       16  DSC Communications Corp. (b) (c)                                             467             467
       12          7       19  EG&G, Inc.                                                      369          219             588
       56         67      123  EMC Corp. (b) (c)                                             2,504        3,022           5,526
       17         21       38  Gateway 2000, Inc. (b)                                          881        1,072           1,953
       11         18       29  General Dynamics Corp.                                          515          825           1,340
                  17       17  General Instrument Corp. (b)                                                 472             472
       11         10       21  Harris Corp.                                                    483          465             948
      117        142      259  Hewlett Packard Co.                                           7,003        8,514          15,517
      180        231      411  Intel Corp.                                                  13,312       17,104          30,416
      107        129      236  International Business Machines                              12,247       14,768          27,015
        9         11       20  KLA-Tencor Corp. (b) (c)                                        260          313             573
       21         26       47  Lockheed Martin Corp.                                         2,250        2,797           5,047
                  18       18  LSI Logic Corp. (b)                                                          413             413
      143        179      322  Lucent Technologies, Inc.                                    11,881       14,893          26,774
       24         28       52  Micron Technology, Inc. (b) (c)                                 589          704           1,293
      267        335      602  Microsoft Corp. (b)                                          28,956       36,354          65,310
       66         81      147  Motorola, Inc.                                                3,474        4,246           7,720
       15         22       37  National Semiconductor Corp. (b) (c)                            200          294             494
       62         72      134  Northern Telecom, Ltd.                                        3,572        4,083           7,655

See notes to financial statements.

 The One Group Equity Index Fund / Pegasus Equity Index Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                       JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)


                      Proforma
  Pegasus  One Group  Combined                                                                                      Proforma
 Shares or Shares or  Shares or                                                          Pegasus     One Group      Combined
 Principal Principal  Principal                                                          Market        Market        Market
  Amount     Amount    Amount                   Security Description                      Value        Value          Value
---------- --------- --------- ------------------------------------------------------- ----------- ------------ ---------------
        7          9       16  Northrop Grumman Corp.                                          760          931           1,691
       47         49       96  Novell, Inc. (b)                                                598          626           1,224
      114        134      248  Oracle Corp. (b) (c)                                          2,800        3,300           6,100
       28         35       63  Parametric Technology Corp. (b)                                 759          940           1,699
        5          6       11  Perkin-Elmer Corp.                                              298          382             680
       11         12       23  Raychem Corp.                                                   331          359             690
        5                   5  Raytheon Co., Class A                                           295                          295
       32         46       78  Raytheon Co., Class B (c)                                     1,891        2,732           4,623
       25         28       53  Rockwell International Corp. (c)                              1,196        1,323           2,519
                  11       11  Scientific-Atlanta, Inc.                                                     271             271
       28         34       62  Seagate Technology, Inc. (b)                                    664          810           1,474
                  23       23  Silicon Graphics, Inc. (b)                                                   281             281
       39         51       90  Sun Microsystems, Inc. (b)                                    1,706        2,215           3,921
        8          6       14  Tektronix, Inc.                                                 272          229             501
       20         24       44  Tellabs, Inc. (b) (c)                                         1,439        1,739           3,178
       43         52       95  Texas Instruments, Inc.                                       2,530        3,022           5,552
                   7        7  Thomas & Betts Corp.                                                         347             347
       25         34       59  Unisys Corp.                                                    695          962           1,657
       25         31       56  United Technologies Corp.                                     2,328        2,888           5,216
       36         44       80  Xerox Corp. (c)                                               3,693        4,515           8,208
                                                                                        ----------  -----------  --------------
                                                                                           147,961      184,851         332,812
                                                                                        ----------  -----------  --------------

 Transportation  (1.0%):
       21         25       46  AMR Corp. (b)                                                 1,740        2,054           3,794
       18         21       39  Burlington Northern Santa Fe Corp.                            1,734        2,060           3,794
       23         29       52  CSX Corp.                                                     1,057        1,312           2,369
        9         10       19  Delta Air Lines, Inc.                                         1,155        1,280           2,435
       17         20       37  FDX Corp. (b)                                                 1,094        1,279           2,373
       40         52       92  Norfolk Southern Corp.                                        1,184        1,564           2,748
       18         30       48  Southwest Airlines Co.                                          543          885           1,428
       27         33       60  Union Pacific Corp. (c)                                       1,193        1,475           2,668
                  12       12  US Air Group                                                                 981             981
       25                  25  US Airways Group, Inc.                                          721                          721
                                                                                        ----------  -----------  --------------
                                                                                            10,421       12,890          23,311
                                                                                        ----------  -----------  --------------
 Utilities  (9.7%):
       64         77      141  Airtouch Communications, Inc. (b)                             3,712        4,508           8,220
       16         26       42  Alltel Corp. (c)                                                749        1,213           1,962
       13         19       32  Ameren Corp.                                                    510          744           1,254
       20         26       46  American Electric Power, Inc.                                   920        1,168           2,088
      123        151      274  Ameritech Corp.                                               5,526        6,798          12,324
      178        221      399  AT&T Corp. (c)                                               10,183       12,627          22,810
       18         20       38  Baltimore Gas & Electric Co.                                    549          624           1,173
      169        213      382  Bell Atlantic Corp.                                           7,731        9,727          17,458
      107        136      243  BellSouth Corp.                                               7,155        9,098          16,253
       17         21       38  Carolina Power & Light Co.                                      725          925           1,650
       20         29       49  Central & South West Corp.                                      545          778           1,323
       15         21       36  Cinergy Corp.                                                   538          744           1,282
       10         14       24  Coastal Corp.                                                   738          981           1,719
       12         12       24  Columbia Gas System, Inc.                                       667          645           1,312
       27         32       59  Consolidated Edison, Inc.                                     1,238        1,481           2,719
       10         13       23  Consolidated Natural Gas Co.                                    565          744           1,309
                  20       20  Detroit Edison Co.                                                           805             805
       20         24       44  Dominion Resources, Inc. of Virginia                            832          978           1,810
       39         49       88  Duke Power Co., Inc.                                          2,322        2,893           5,215
        5          2        7  Eastern Enterprises                                             210           92             302
       47         49       96  Edison International                                          1,402        1,458           2,860
       41         45       86  Enron Corp. (c)                                               2,243        2,424           4,667
       30         32       62  Entergy Corp.                                                   860          913           1,773
       25         31       56  First Energy Corp.                                              781          964           1,745


See notes to financial statements.

 The One Group Equity Index Fund / Pegasus Equity Index Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                       JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)


                      Proforma
  Pegasus  One Group  Combined                                                                                      Proforma
 Shares or Shares or  Shares or                                                          Pegasus     One Group      Combined
 Principal Principal  Principal                                                          Market        Market        Market
  Amount     Amount    Amount                   Security Description                      Value        Value          Value
---------- --------- --------- ------------------------------------------------------- ----------- ------------ ---------------
       21         25       46  Florida Power & Light Group, Inc. (c)                         1,341        1,598           2,939
       18         22       40  Frontier Corp.                                                  578          700           1,278
       14         16       30  General Public Utilities Corp.                                  516          608           1,124
      108        132      240  GTE Corp.                                                     5,993        7,323          13,316
       33         38       71  Houston Industries                                            1,016        1,173           2,189
       74         99      173  MCI Communications Corp.                                      4,301        5,735          10,036
       29         33       62  Nextel Communications, Inc., Class A (b)                        731          830           1,561
                  20       20  Niagara Mohawk Power Corp. (b)                                               294             294
                   7        7  NICOR, Inc.                                                                  297             297
       15         19       34  Northern States Power Co.                                       427          549             976
        4          3        7  Oneok, Inc.                                                     171          133             304
       32         40       72  Pacificorp                                                      721          897           1,618
       24         31       55  Peco Energy Corp. (c)                                           695          891           1,586
        4          4        8  Peoples Energy Corp.                                            139          173             312
       52         52      104  PG & E Corp. (c)                                              1,646        1,639           3,285
       22         22       44  PP&L Resources, Inc.                                            493          497             990
       24         33       57  Public Service Enterprise Group                                 813        1,139           1,952
      201        252      453  SBC Communications, Inc.                                      8,048       10,080          18,128
                  18       18  Sempra Energy (b)                                                            492             492
       11         15       26  Sonat, Inc.                                                     413          579             992
       79         92      171  Southern Co.                                                  2,199        2,547           4,746
       50         59      109  Sprint Corp.                                                  3,521        4,166           7,687
       28         33       61  Texas Utilities (c)                                           1,151        1,364           2,515
       46         56      102  The Williams Companies, Inc. (c)                              1,554        1,896           3,450
       23         29       52  Unicom Corp.                                                    807        1,028           1,835
       57         71      128  US West, Inc. (b)                                             2,682        3,321           6,003
      111        139      250  WorldCom, Inc. (b) (c)                                        5,385        6,717          12,102
                                                                                        ----------  -----------  --------------
                                                                                            96,042      119,998         216,040
                                                                                        ----------  -----------  --------------
 Total Common Stocks                                                                       981,306    1,223,123       2,204,429
                                                                                        ----------  -----------  --------------

 U.S. Treasury Obligations  (0.1%):
 U.S. Treasury Bills  (0.1%):
$         $      220 $    220  7/16/98 (d)                                                                  220             220
                 885      885  7/23/98 (d)                                                                  882             882
                  15       15  8/20/98 (d)                                                                   15              15
                 520      520  8/27/98 (d)                                                                  516             516
                                                                                        ----------  -----------  --------------
                                                                                                 -        1,633           1,633
                                                                                        ----------  -----------  --------------
 Total U.S. Treasury Obligations
 Repurchase Agreements  (0.4%):
               9,880    9,880  Prudential Securities, 6.10%, 7/1/98 (Collateralized by
                               $9,880 various U.S Government Securities, 6.10% - 6.25%,
                               4/30/01 - 6/26/03, market value $9,976)                                    9,880           9,880
                                                                                        ----------  -----------  --------------
 Total Repurchase Agreements                                                                     -        9,880           9,880
                                                                                        ----------  -----------  --------------

 Short-Term Securities Held as Collateral  (5.2%):
 Master Notes  (1.0%):
               4,384    4,384  Bear Stearns Mortgage Capital, 6.77%, 10/9/98*                             4,384           4,384
               3,653    3,653  Danaher Corp., 6.68%, 10/9/98*                                             3,653           3,653
               2,192    2,192  Merrill Lynch Mortgage Capital, 6.75%, 7/23/98*                            2,192           2,192
               4,968    4,968  Morgan Stanley Mortgage Capital, 5.76%, 7/21/98*                           4,969           4,969
               1,315    1,315  NationsBanc Capital Markets, 6.70%, 7/1/98*                                1,315           1,315
               4,384    4,384  Williamette Industries, Inc., 5.85%, 7/23/98*                              4,384           4,384
                                                                                        ----------  -----------  --------------
                                                                                                 -       20,897          20,897
                                                                                        ----------  -----------  --------------

 Put Bonds  (1.4%):
               3,653    3,653  Associates Corp. N.A., 5.79%, 1/4/99*                                      3,651           3,651
               2,923    2,923  Branch Banking & Trust, 5.92%, 12/10/99*                                   2,923           2,923
               1,461    1,461  Citicorp, 5.94%, 8/3/98*                                                   1,461           1,461
               3,361    3,361  Evangelical Lutheran, 5.74%, 4/28/00*                                      3,355           3,355



See notes to financial statements.

 The One Group Equity Index Fund / Pegasus Equity Index Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                       JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)


                      Proforma
  Pegasus  One Group  Combined                                                                                      Proforma
 Shares or Shares or  Shares or                                                          Pegasus     One Group      Combined
 Principal Principal  Principal                                                          Market        Market        Market
  Amount     Amount    Amount                   Security Description                      Value        Value          Value
---------- --------- --------- ------------------------------------------------------- ----------- ------------ ---------------
               4,384    4,384  GMAC, 5.85%, 11/10/99*                                                     4,392           4,392
               3,653    3,653  Goldman Sachs, 6.06%, 11/21/00*                                            3,653           3,653
               3,653    3,653  Greenwich Capital, 6.11%, 12/13/99*                                        3,653           3,653
               3,653    3,653  Lehman Brothers Holdings, 5.85%, 8/18/99*                                  3,653           3,653
               1,461    1,461  Merrill Lynch, 6.07%, 11/13/98*                                            1,461           1,461
               3,653    3,653  PNC Bank, 5.74%, 10/2/98*                                                  3,651           3,651
                                                                                        ----------  -----------  --------------
                                                                                                 -       31,853          31,853
                                                                                        ----------  -----------  --------------


 Repurchase Agreements  (2.8%):
              14,613   14,613  Donaldson, Lufkin & Jenrette, 6.65%,
                               7/1/98 (Collateralized by $14,940 various
                               Corporate and Government Securities,
                               0.00% - 17.25%, 10/15/02 - 4/15/35, market value $15,175)                 14,613          14,613
               7,307    7,307  Goldman Sachs, 6.65%, 7/1/98 (Collateralized by $7,788
                               various Corporate Bonds, 0.00%, 7/7/98 - 9/18/98, market
                               value $7,759)                                                              7,307           7,307
              37,556   37,556  Lehman Brothers, 6.65%, 7/1/98 (Collateralized by $38,496
                               various Corporate Bonds, 0.00% - 10.13%, 9/15/99 -
                               10/17/96, market value $40,293)                                           37,556          37,556
                  25       25  Lehman Brothers, 6.47%, 7/1/98 (Collateralized by $27 Media
                               One Group Bonds, 0.00%, 10/5/98, market value $27)                            25              25
               1,169    1,169  Lehman Brothers, 6.00%, 7/1/98 (Collateralized by $7,318
                               various Government Securities, 0.00% - 7.50%, 12/1/18 -
                               5/1/24, market value $1,203)                                               1,169           1,169
               1,461    1,461  Paine Webber, 6.40%, 7/1/98 (Collateralized by $1,459
                               various Corporate Bonds, 4.00% - 9.75%, 7/15/98 - 12/31/49,
                               market value $1,534)                                                       1,461           1,461
                                                                                        ----------  -----------  --------------
                                                                                                 -       62,131          62,131
                                                                                        ----------  -----------  --------------
 Total Short-Term Securities Held as Collateral                                                  -      114,881         114,881
                                                                                        ----------  -----------  --------------
 Total (Cost $1,452,803) (a)                                                            $  981,306   $1,358,421  $    2,339,727
                                                                                        ==========  ===========  ==============
 ------------
 Percentages indicated are based on net assets of $2,226,068.
 (a)   Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $4,279. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                                Unrealized appreciation..............................$     912,740
                                Unrealized depreciation...............................     (30,095)
                                                                                     -------------
                                Net unrealized appreciation..........................$     882,645
                                                                                     =============

 (b) Non-income producing securities.
 (c) A portion of this security was loaned as of June 30, 1998.
 (d) Serves as collateral for futures contracts.

                                                                                                      Current
                       Number                                                           Opening        Market
                         of                                                             Positions      Value
                      Contracts                    Contract Type                          (000)        (000)
                       --------                    -------------                        ---------     --------
                         74             Long S&P 500, September 1998 Futures             $20,861      $21,146

 * The interest rate for this variable rate note, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1998.

 The One Group Value Growth Fund / Pegasus Growth and Value Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                              JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)

                      Proforma
  Pegasus  One Group  Combined                                                                                           Proforma
 Shares or Shares or  Shares or                                                                 Pegasus     One Group    Combined
 Principal Principal  Principal                                                                 Market        Market      Market
  Amount    Amount     Amount                       Security Description                         Value        Value        Value
---------- ---------- --------- ----------------------------------------------------------- ------------- ------------ -------------
 Commercial Paper (1.7%):
 Financial Services (1.7%):
$        $    12,800 $  12,800  Merrill Lynch, 5.59%, 9/19/98                               $             $     12,646 $    12,646
                                                                                            ------------- ------------ -----------
 Total Commercial Paper                                                                               -         12,646      12,646
                                                                                            ------------- ------------ -----------

 Common Stocks  (96.9%):
 Business Equipment & Services  (3.9%):
     416                   416  Automatic Data Processing, Inc.                                    30,316                   30,316
     578                   578  Cognizant Corp.                                                    36,414                   36,414
                  67        67  Miller (Herman), Inc.                                                            1,617       1,617
                 123       123  Service Corp. International                                                      5,256       5,256
                  52        52  U.S.A. Waste Services, Inc. (b)(c)                                               2,553       2,553
                                                                                            ------------- ------------ -----------
                                                                                                   66,730        9,426      76,156
                                                                                            ------------- ------------ -----------
 Capital Goods  (4.1%):
                  43        43  Cooper Industries, Inc.                                                          2,368       2,368
     825                   825  Dover Corp.                                                        28,256                   28,256
                  89        89  Emerson Electric Co.                                                             5,356       5,356
                 243       243  General Electric Co.                                                            22,112      22,112
                  78        78  Harsco Corp.                                                                     3,569       3,569
                  39        39  Hubbell, Inc., Class B                                                           1,640       1,640
                  62        62  Johnson Controls, Inc.                                                           3,521       3,521
                  30        30  Medusa Corp.                                                                     1,883       1,883
                 120       120  Teleflex, Inc.                                                                   4,560       4,560
                 107       107  Tyco International Ltd.                                                          6,747       6,747
                                                                                            ------------- ------------ -----------
                                                                                                   28,256       51,756      80,012
                                                                                            ------------- ------------ -----------

 Consumer Durable  (0.5%):
                 121       121  Autozone, Inc. (b)(c)                                                            3,874       3,874
                 104       104  Chrysler Corp.                                                                   5,852       5,852
                                                                                            ------------- ------------ -----------
                                                                                                      -          9,726       9,726
                                                                                            ------------- ------------ -----------
 Consumer Non-Durable  (12.5%):
     613                   613  Anheuser-Busch Companies, Inc.                                     28,926                   28,926
     572                   572  Bestfoods                                                          33,212                   33,212
                 134       134  Coca-Cola Co.                                                                   11,474      11,474
   1,086         120     1,206  Conagra, Inc.                                                      34,413        3,790      38,203
     416                   416  Crown Cork & Seal Co., Inc.                                        19,760                   19,760
                  69        69  Interstate Bakeries Corp.(c)                                                     2,277       2,277
                 120       120  Intimate Brands, Inc.                                                            3,302       3,302
                  47        47  Lancaster Colony Corp.                                                           1,788       1,788
                  90        90  McCormick & Co., Inc.                                                            3,225       3,225
     628         114       742  Newell Cos., Inc.                                                  31,282        5,689      36,971
     898                   898  PepsiCo, Inc.                                                      36,986                   36,986
                 208       208  Philip Morris Co., Inc.                                                          8,186       8,186
                  48        48  Procter & Gamble Co.                                                             4,407       4,407
                  83        83  Quaker Oats Co.                                                                  4,560       4,560
                  72        72  Revlon, Inc., Class A (b)(c)                                                     3,673       3,673
                 104       104  Rubbermaid, Inc.                                                                 3,458       3,458
                  90        90  Sara Lee Corp.                                                                   5,023       5,023
                                                                                            ------------- ------------ -----------
                                                                                                  184,579       60,852     245,431
                                                                                            ------------- ------------ -----------
 Consumer Services  (5.1%):
                 123       123  Belo (A.H.) Corp., Series A                                                      3,003       3,003
     397                   397  Gannett Co., Inc.                                                  28,212                   28,212
                 115       115  Hasbro, Inc.                                                                     4,505       4,505
                 143       143  Hilton Hotels Corp.                                                              4,084       4,084
                  64        64  MGM Grand, Inc. (b) (c)                                                          2,014       2,014
                 110       110  Tele-Communications, Inc., Class A (b)(c)                                        4,211       4,211
                  94        94  Time Warner, Inc. (c)                                                            8,065       8,065
                  83        83  Viacom, Inc., Class B (b)                                                        4,841       4,841
                  41        41  Walt Disney Co.                                                                  4,308       4,308
      66                    66  Washington Post Co. Class B                                        38,016                   38,016
                                                                                            ------------- ------------ -----------
                                                                                                   66,228       35,031     101,259
                                                                                            ------------- ------------ -----------

 Energy  (4.8%):


See notes to financial statements.

 The One Group Value Growth Fund / Pegasus Growth and Value Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                              JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)

                      Proforma
  Pegasus  One Group  Combined                                                                                           Proforma
 Shares or Shares or  Shares or                                                                 Pegasus     One Group    Combined
 Principal Principal  Principal                                                                 Market        Market      Market
  Amount    Amount     Amount                       Security Description                         Value        Value        Value
---------- ---------- --------- ----------------------------------------------------------- ------------- ------------ -------------
                  58        58  Ashland, Inc.                                                                    2,984       2,984
     302                   302  British Petroleum PLC ADR                                          26,673                   26,673
                  52        52  Devon Energy Corp. (c)                                                           1,803       1,803
                  47        47  Dresser Industries, Inc. (c)                                                     2,080       2,080
     467                   467  Enron Corp.                                                        25,247                   25,247
                 222       222  Exxon Corp.                                                                     15,845      15,845
     217                   217  Mobil Corp.                                                        16,628                   16,628
                 151       151  Royal Dutch Petroleum Co. (c)                                                    8,259       8,259
                 131       131  Texaco, Inc.                                                                     7,813       7,813
                  79        79  Tosco Corp. (c)                                                                  2,324       2,324
                  48        48  Transocean Offshore, Inc.                                                        2,114       2,114
                  81        81  Ultramar Diamond Shamrock Corp.                                                  2,541       2,541
                 158       158  USX-Marathon Group                                                               5,408       5,408
                                                                                            ------------- ------------ -----------
                                                                                                   68,548       51,171     119,719
                                                                                            ------------- ------------ -----------

 Financial Services  (14.4%):
                  55        55  Allstate Corp.                                                                   5,008       5,008
     187          45       232  American International Group, Inc.                                 27,229        6,526      33,755
                  29        29  Associates First Capital, Class A                                                2,260       2,260
     311                   311  BankAmerica Corp.                                                  26,882                   26,882
                  53        53  Bear Stearns Cos., Inc.                                                          2,986       2,986
                 117       117  Charter One Financial, Inc.                                                      3,925       3,925
                 116       116  Chase Manhattan Corp.                                                            8,773       8,773
     324                   324  Chubb Corp.                                                        26,042                   26,042
                  63        63  Cigna Corp.                                                                      4,326       4,326
                  53        53  Equitable Co., Inc.                                                              3,934       3,934
     445                   445  Federal Home Loan Mortgage Corp.                                   20,943                   20,943
                 130       130  Federal National Mortgage Assoc.                                                 7,916       7,916
                 113       113  First Tennessee National Corp.                                                   3,560       3,560
                  86        86  First Union Corp.                                                                5,021       5,021
                  51        51  Hartford Financial Services Group                                                5,833       5,833
                 102       102  MBNA Corp.                                                                       3,356       3,356
                  69        69  Mercantile Bankshares Corp.                                                      2,409       2,409
                  98        98  Morgan Stanley Dean Witter Discover                                              8,918       8,918
                  79        79  National City Corp.                                                              5,623       5,623
                 175       175  NationsBank Corp.                                                               13,418      13,418
     998                   998  Norwest Corp.                                                      37,300                   37,300
     282          31       313  PMI Group, Inc.                                                    20,692        2,238      22,930
                 128       128  Southtrust Corp.                                                                 5,566       5,566
                  59        59  State Street Corp.                                                               4,087       4,087
                 187       187  Travelers Group, Inc.                                                           11,307      11,307
                  17        17  Wells Fargo & Co.                                                                6,384       6,384
                                                                                            ------------- ------------ -----------
                                                                                                  159,088      123,374     282,462
                                                                                            ------------- ------------ -----------

 Health Care  (11.0%):
     654                   654  Abbott Laboratories Corp.                                          26,732                   26,732
     630         162       792  American Home Products Corp.                                       32,602        8,389      40,991
                  58        58  Bausch & Lomb, Inc.                                                              2,907       2,907
                  79        79  Baxter International, Inc.                                                       4,240       4,240
                  50        50  Boston Scientific Corp. (b)(c)                                                   3,553       3,553
     352         115       467  Bristol Myers Squibb Co.                                           40,458       13,159      53,617
                  36        36  Cardinal Health, Inc.                                                            3,394       3,394
                  90        90  Idexx Laboratories, Inc. (b)                                                     2,229       2,229
                  42        42  Johnson & Johnson                                                                3,112       3,112
                  98        98  Medtronic, Inc.                                                                  6,248       6,248
                  57        57  Merck & Co., Inc.                                                                7,624       7,624
                  38        38  Pfizer, Inc.                                                                     4,152       4,152
     423          77       500  Schering Plough Corp.                                              38,757        7,018      45,775
                  31        31  Sofamor Danek Group, Inc. (b)                                                    2,649       2,649
                 130       130  Warner-Lambert Co.                                                               8,991       8,991
                                                                                            ------------- ------------ -----------
                                                                                                  138,549       77,665     216,214
                                                                                            ------------- ------------ -----------

 Raw Materials  (4.2%):
                  58        58  Betzdearborn, Inc.                                                               2,430       2,430


See notes to financial statements.

 The One Group Value Growth Fund / Pegasus Growth and Value Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                              JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)

                      Proforma
  Pegasus  One Group  Combined                                                                                           Proforma
 Shares or Shares or  Shares or                                                                 Pegasus     One Group    Combined
 Principal Principal  Principal                                                                 Market        Market      Market
  Amount    Amount     Amount                       Security Description                         Value        Value        Value
---------- ---------- --------- ----------------------------------------------------------- ------------- ------------ -------------
                  90        90  Crompton & Knowles Corp.                                                         2,254       2,254
                  89        89  Du Pont (EI) de Nemours & Co.                                                    6,627       6,627
                 106       106  Ferro Corp.                                                                      2,695       2,695
                 118       118  Morton International, Inc.                                                       2,943       2,943
                  81        81  Nalco Chemical Co.                                                               2,831       2,831
                  77        77  Olin Corp.                                                                       3,197       3,197
                  88        88  Praxair, Inc.                                                                    4,105       4,105
     747                   747  Sigma-Aldrich Corp.                                                26,238                   26,238
     425                   425  Schlumberger Ltd.                                                  29,033                   29,033
                                                                                            ------------- ------------ -----------
                                                                                                   55,271       27,082      82,353
                                                                                            ------------- ------------ -----------

 Retail  (4.2%):
                 113       113  Dayton Hudson Corp.                                                              5,461       5,461
                 175       175  Just For Feet, Inc. (b)(c)                                                       4,988       4,988
                 100       100  Kohl's Corp. (b)                                                                 5,167       5,167
                 143       143  Kroger Co. (b)                                                                   6,114       6,114
   1,984         204     2,188  Officemax, Inc. (b)                                                32,736        3,371      36,107
                  60        60  Outback Steakhouse, Inc. (b)(c)                                                  2,340       2,340
                  77        77  Safeway, Inc. (b)                                                                3,141       3,141
                 226       226  Wal-Mart Stores, Inc. (c)                                                       13,705      13,705
                 118       118  Williams Sonoma, Inc. (b)                                                        3,744       3,744
                                                                                            ------------- ------------ -----------
                                                                                                   32,736       48,031      80,767
                                                                                            ------------- ------------ -----------

 Shelter  (4.7%):
                  30        30  Armstrong World Industries, Inc.                                                 2,035       2,035
     626         112       738  Kimberly Clark Corp.                                               28,718        5,156      33,874
                 138       138  Leggett & Platt, Inc.                                                            3,440       3,440
     555          81       636  Masco Corp.                                                        33,577        4,888      38,465
                  88        88  Pentair, Inc.                                                                    3,736       3,736
     230                   230  York International Corp.                                           10,020                   10,020
                                                                                            ------------- ------------ -----------
                                                                                                   72,315       19,255      91,570
                                                                                            ------------- ------------ -----------

 Technology  (14.9%):
     782                   782  AMP, Inc                                                           26,881                   26,881
                  88        88  American Power Conversion (b)                                                    2,643       2,643
     581                   581  Andrew Corp.                                                       10,487                   10,487
                  63        63  Applied Materials, Inc. (b)                                                      1,850       1,850
                  87        87  BMC Software, Inc. (b)                                                           4,508       4,508
     388                   388  Boeing Co.                                                         17,290                   17,290
                 106       106  Cadence Design Systems, Inc (b)(c)                                               3,309       3,309
                 145       145  Cisco Systems, Inc. (b)                                                         13,317      13,317
     464                   464  Compaq Computer Corp.                                              13,166                   13,166
                 140       140  Dell Computer Corp. (b)                                                         12,984      12,984
     659                   659  Electronic Data Systems Corp.                                      26,360                   26,360
     895                   895  First Data Corp.                                                   29,815                   29,815
     289          62       351  Gateway 2000, Inc. (b)                                             14,631        3,119      17,750
     204         122       326  Hewlett Packard Co.                                                12,215        7,317      19,532
     366         169       535  Intel Corp.                                                        27,130       12,535      39,665
                  92        92  International Business Machines                                                 10,609      10,609
                  38        38  Lockheed Martin Corp.                                                            3,981       3,981
                  92        92  LSI Logic Corp. (b)                                                              2,117       2,117
                  99        99  Lucent Technologies, Inc.                                                        8,269       8,269
                  79        79  Maxim Integrated Products, Inc. (b)                                              2,487       2,487
                 230       230  Microsoft Corp. (b)                                                             24,958      24,958
                                                                                            ------------- ------------ -----------
                                                                                                  177,975      114,003     291,978
                                                                                            ------------- ------------ -----------

 Telecommunications  (0.3%):
                 193       193  Qwest Communications International (b)                                           6,743       6,743
                                                                                            ------------- ------------ -----------
                                                                                                      -          6,743       6,743
                                                                                            ------------- ------------ -----------

 Utilities  (12.5%):
                  88        88  AES Corp. (b)                                                                    4,641       4,641
                 106       106  Baltimore Gas & Electric Co.                                                     3,296       3,296
     534                   534  Bell Atlantic Corp.                                                24,364                   24,364


See notes to financial statements.

 The One Group Value Growth Fund / Pegasus Growth and Value Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                              JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)

                      Proforma
  Pegasus  One Group  Combined                                                                                           Proforma
 Shares or Shares or  Shares or                                                                 Pegasus     One Group    Combined
 Principal Principal  Principal                                                                 Market        Market      Market
  Amount    Amount     Amount                       Security Description                         Value        Value        Value
---------- ---------- --------- ----------------------------------------------------------- ------------- ------------ -------------
     814          93       907  Century Telephone Enterprises                                      37,342        4,262      41,604
                  98        98  Cinergy Corp.                                                                    3,437       3,437
                  82        82  El Paso Natural Gas                                                              3,137       3,137
                 135       135  Energy East Corp.                                                                5,607       5,607
     501                   501  FPL Group, Inc.                                                    31,563                   31,563
                 118       118  General Public Utilities Corp.                                                   4,462       4,462
                 147       147  GTE Corp.                                                                        8,155       8,155
                  62        62  L G & E Energy Corp.                                                             1,678       1,678
     925          61       986  MCN Corp. (c)                                                      23,009        1,515      24,524
     737                   737  Pinnacle West Capital Corp.                                        33,165                   33,165
                 248       248  SBC Communications, Inc.                                                         9,915       9,915
                 120       120  Sprint Corp.                                                                     8,431       8,431
                 114       114  Williams Co. (c)                                                                 3,861       3,861
                 165       165  Worldcom, Inc. (b)(c)                                                            7,983       7,983
                                                                                            ------------- ------------ -----------
                                                                                                  149,443       70,380     219,823
                                                                                            ------------- ------------ -----------
 Total Common Stocks                                                                            1,199,718      704,495   1,904,213
                                                                                            ------------- ------------ -----------

 Investment Companies - (1.6%)
  29,334                29,334  Pegasus Cash Management Fund Class I (in shares)                   29,234                   29,234
                                                                                            ------------- ------------ -----------
 Total Investment Companies                                                                        29,234          -        29,234
                                                                                            ------------- ------------ -----------

 U.S. Treasury Obligations  (0.3%):
 U.S. Treasury Bills  (0.3%):
$        $       485 $     485  8/20/98 (d)                                                                        482         482
   2,250                 2,250  9/17/98 (d)                                                         2,197                    2,197
                  55        55  9/24/98 (d)                                                                         54          54
                                                                                            ------------- ------------ -----------
 Total U.S. Treasury Obligations                                                                    2,197          536       2,733
                                                                                            ------------- ------------ -----------

 Repurchase Agreements  (1.0%):
              19,589    19,589  Prudential Securities, 6.10%, 7/1/98 (Collateralized by
                                $14,752 U.S. Government Securities, 6.10%- 8.75%, 6/26/03-
                                 5/15/17, market value $19,981)                                                 19,589      19,589
                                                                                            ------------- ------------ -----------
 Total Repurchase Agreements                                                                          -         19,589      19,589
                                                                                            ------------- ------------ -----------
 Short-Term Securities Held as Collateral  (2.6%):
 Master Notes  (0.5%):
               1,875     1,875  Bear Stearns Mortgage Capital, 6.77%, 10/9/98*                                   1,875       1,875
               1,563     1,563  Danaher Corp., 6.68%, 10/9/98*                                                   1,563       1,563
                 938       938  Merrill Lynch Mortgage Capital, 6.75%, 7/23/98*                                    938         938
               2,125     2,125  Morgan Stanley Mortgage Capital, 5.76%, 7/21/98*                                 2,124       2,124
                 563       563  NationsBanc Capital Markets, 6.70%, 7/1/98*                                        563         563
               1,875     1,875  Williamette Industries, Inc., 5.85%, 7/23/98*                                    1,875       1,875
                                                                                            ------------- ------------ -----------
                                                                                                      -          8,938       8,938
                                                                                            ------------- ------------ -----------
 Put Bonds  (0.7%):
               1,563     1,563  Associates Corp. N.A., 5.79%, 1/4/99*                                            1,562       1,562
               1,250     1,250  Branch Banking & Trust, 5.92%, 12/10/99*                                         1,250       1,250
                 625       625  Citicorp, 5.94%, 8/3/98*                                                           625         625
               1,438     1,438  Evangelical Lutheran, 5.74%, 4/28/00*                                            1,435       1,435
               1,875     1,875  GMAC, 5.85%, 11/10/99*                                                           1,877       1,877
               1,563     1,563  Goldman Sachs, 6.06%, 11/21/00*                                                  1,563       1,563
               1,563     1,563  Greenwich Capital, 6.11%, 12/13/99*                                              1,563       1,563
               1,563     1,563  Lehman Brothers Holdings, 5.85%, 8/18/99*                                        1,563       1,563
                 625       625  Merrill Lynch, 6.07%, 11/13/98*                                                    625         625
               1,563     1,563  PNC Bank, 5.74%, 10/2/98*                                                        1,562       1,562
                                                                                            ------------- ------------ -----------
                                                                                                      -         13,625      13,625
                                                                                            ------------- ------------ -----------
 Repurchase Agreements  (1.4%):
               6,251     6,251  Donaldson, Lufkin & Jenrette, 6.65%, 7/1/98 (Collateralized
                                by $6,391 various Corporate and Government Securities,
                                0.00% - 17.25%, 10/15/02 - 4/15/35, market value $6,491)                         6,251       6,251
               3,125     3,125  Goldman Sachs, 6.65%, 7/1/98 (Collateralized by $3,331
                                various Corporate Bonds, 0.00%, 7/7/98 - 9/18/98, market
                                value $3,319)                                                                    3,125       3,125
              16,064    16,064  Lehman Brothers, 6.65%, 7/1/98 (Collateralized by $16,466
                                various Corporate Bonds, 0.00% - 10.13%, 9/15/99 -
                                10/17/96, market value $17,235)                                                 16,065      16,065


See notes to financial statements.

 The One Group Value Growth Fund / Pegasus Growth and Value Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                              JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)

                      Proforma
  Pegasus  One Group  Combined                                                                                           Proforma
 Shares or Shares or  Shares or                                                                 Pegasus     One Group    Combined
 Principal Principal  Principal                                                                 Market        Market      Market
  Amount    Amount     Amount                       Security Description                         Value        Value        Value
---------- ---------- --------- ----------------------------------------------------------- ------------- ------------ -------------
                  11        11  Lehman Brothers, 6.47%, 7/1/98 (Collateralized by $11 Media
                                 One Group Bonds, 0.00%, 10/5/98, market value $11)                                 11          11
                 500       500  Lehman Brothers, 6.00%, 7/1/98 (Collateralized by $3,130
                                various Government Securities, 0.00% - 7.50%, 12/1/18 -
                                5/1/24, market value $515)                                                         500         500
                 625       625  Paine Webber, 6.40%, 7/1/98 (Collateralized by $624 various
                                 Corporate Bonds, 4.00% - 9.75%, 7/15/98 - 12/31/49, market
                                value $656)                                                                        625         625
                                                                                            ------------- ------------ -----------
 Total Short-Term Securities Held as Collateral                                                       -         26,577      26,577
                                                                                            ------------- ------------ -----------
 Total (Cost $1,480,823) (a)                                                                          -         49,140      49,140
                                                                                            ------------- ------------ -----------
 ____________                                                                                  $1,231,149     $786,406  $2,017,555
                                                                                            ============= ============ ===========
 Percentages indicated are based on net assets of $1,964,946.
 (a)   Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $145. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

          Unrealized appreciation.........................................................  $     566,603
          Unrealized depreciation.........................................................        (30,016)
                                                                                            -------------
          Net unrealized appreciation....................................................   $     536,587
                                                                                            =============

 (b) Non-income producing securities.
 (c) A portion of this security was loaned as of June 30, 1998.
 (d) Serves as collateral for futures contracts.

                                                                                                             Current
            Number                                                                             Opening       Market
              of                                                                               Positions      Value
           Contracts                                   Contract Type                             (000)        (000)
           ---------                                   -------------                           ---------     -------
              146                           Long S&P 500, September 1998 Futures                $40,802      $41,719

 * The interest rate for this variable rate note, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1998.


See notes to financial statements.


The One Group Disciplined Value Fund / Pegasus Intrinsic Value Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                  JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                                  Proforma
    Pegasus        One Group      Combined                                                                             Proforma
   Shares or       Shares or     Shares or                                                 Pegasus       One Group      Combined
   Principal       Principal     Principal                                                  Market         Market        Market
     Amount         Amount         Amount               Security Description                Value          Value         Value
----------------   ----------    ---------    ----------------------------------------     -------       ---------     ----------
Common Stocks (92.7%):
Business Equipment & Services (3.3%):
                          65            65    A.C. Nielson Corp. (b)                        $              $ 1,641      $  1,641
                          24            24    America Online, Inc. (b)                                       2,544         2,544
           35                           35    Grey Advertising, Inc.                          13,911                      13,911
                          85            85    Jacobs Engineering Group, Inc. (b)                             2,724         2,724
                          37            37    Kelly Services Inc., Class A                                   1,309         1,309
                         222           222    Office Depot, Inc. (b) (c)                                     7,006         7,006
                          48            48    Ogden Corp.                                                    1,329         1,329
                          64            64    Olsten Corp.                                                     716           716
                          40            40    Pittston Co.                                                   1,475         1,475
                          90            90    Sensormatic Electronics Corp. (b)                              1,260         1,260
                          53            53    Service Corp. International                                    2,272         2,272
                          60            60    Sotheby's Holdings, Class A                                    1,343         1,343
                          20            20    Standard Register Co.                                            708           708
                         126           126    Stewart Enterprises Corp., Class A                             3,355         3,355
                          70            70    Sungard Data Systems, Inc. (b) (c)                             2,686         2,686
                          36            36    U.S.A. Waste Services, Inc. (b) (c)                            1,778         1,778
                                                                                            --------       -------      --------
                                                                                              13,911        32,146        46,057
                                                                                            --------       -------      --------

Capital Goods (3.5%):
                         128           128    Harsco Corp.                                                   5,855         5,855
                         153           153    Hubbell, Inc., Class B                                         6,384         6,384
                          33            33    Johnson Controls, Inc.                                         1,883         1,883
                          36            36    Kennametal, Inc.                                               1,503         1,503
                          82            82    Mark IV Industries, Inc.                                       1,763         1,763
                          78            78    Medusa Corp.                                                   4,895         4,895
                         139           139    Molex, Inc.                                                    3,470         3,470
                          87            87    Southdown, Inc.                                                6,210         6,210
                          84            84    Teleflex, Inc.                                                 3,200         3,200
           81                           81    Tennant Co.                                      3,588                       3,588
                         116           116    Trinity Industries, Inc.                                       4,814         4,814
                         111           111    United States Filter Corp. (b) (c)                             3,115         3,115
                          33            33    York International Corp.                                       1,438         1,438
                                                                                            --------       -------      --------
                                                                                               3,588        44,530        48,118
                                                                                            --------       -------      --------

Consumer Durable (1.5%):
                          42            42    Autozone, Inc. (b) (c)                                         1,341         1,341
          390                          390    Bandag, Inc. Class A                            13,448                      13,448
          139                          139    National Presto Industries, Inc.                 5,428                       5,428
                                                                                            --------       -------      --------
                                                                                              18,876         1,341        20,217
                                                                                            --------       -------      --------

Consumer Non-Durable (8.2%):
          364                          364    Diageo PLC                                      17,551                      17,551
           75                           75    Farmer Brothers Co.                             17,834                      17,834
                          80            80    First Brands Corp.                                             2,050         2,050
                          82            82    Hormel Foods Corp. (c)                                         2,834         2,834
                          93            93    IBP, Inc.                                                      1,686         1,686
          335                          335    Loews Corp.                                     29,213                      29,213
                          98            98    McCormick & Co., Inc.                                          3,500         3,500
                          73            73    Newell Co.                                                     3,636         3,636
          441                          441    Tate & Lyle PLC Sponsored                       13,996                      13,996
                         346           346    Tyson Foods, Inc., Class A                                     7,504         7,504
                          60            60    U.S. Foodservice (b)                                           2,104         2,104
          236                          236    UST, Inc.                                        6,383                       6,383
                          46            46    Universal Corp.                                                1,719         1,719
                          75            75    Warnaco Group, Inc., Class A                                   3,183         3,183
                                                                                            --------       -------      --------
                                                                                              84,977        28,216       113,193
                                                                                            --------       -------      --------

Consumer Services (1.4%)
                          43            43    Banta Corp.                                                    1,328         1,328
                         256           256    Belo (A.H.) Corp., Series A                                    6,244         6,244
                          36            36    Chris-Craft Industries, Inc. (b)                               1,969         1,969
                          65            65    Hasbro, Inc.                                                   2,555         2,555
                          20            20    Houghton Mifflin Co.                                             635           635
                          51            51    Lee Enterprises, Inc.                                          1,562         1,562
                          35            35    MGM Grand, Inc. (b) (c)                                        1,105         1,105

See notes to financial statements.

The One Group Disciplined Value Fund / Pegasus Intrinsic Value Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                  JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                                  Proforma
    Pegasus        One Group      Combined                                                                             Proforma
   Shares or       Shares or     Shares or                                                 Pegasus       One Group      Combined
   Principal       Principal     Principal                                                  Market         Market        Market
     Amount         Amount         Amount               Security Description                Value          Value         Value
----------------   ----------    ---------    ----------------------------------------     -------       ---------     ----------
                          95            95    Promus Hotel Corp. (b)                                         3,658         3,658
                          14            14    Scholastic Corp. (b)                                             558           558
                                                                                            --------       -------      --------
                                                                                                   -        19,614        19,614
                                                                                            --------       -------      --------

Energy (4.3%):
           95                           95    Amoco Corp.                                      3,938                       3,938
                          36            36    Ashland, Inc.                                                  1,859         1,859
           71                           71    Atlantic Richfield Co.                           5,549                       5,549
                         148           148    BJ Services Co. (b) (c)                                        4,301         4,301
                         145           145    ENSCO International, Inc.                                      2,519         2,519
                          53            53    Murphy Oil Corp. (c)                                           2,686         2,686
                         100           100    Nabors Industries, Inc. (b)                                    1,981         1,981
                          63            63    Noble Affiliates, Inc.                                         2,394         2,394
                         175           175    Noble Drilling Corp. (b)                                       4,211         4,211
                         102           102    Pioneer Natural Resources Co.                                  2,435         2,435
                          60            60    Tidewater, Inc.                                                1,980         1,980
                         293           293    Tosco Corp. (c)                                                8,607         8,607
                         194           194    Transocean Offshore, Inc.                                      8,633         8,633
                         172           172    Ultramar Diamond Shamrock Corp.                                5,429         5,429
                          93            93    Valero Energy Corp.                                            3,103         3,103
                                                                                            --------       -------      --------
                                                                                               9,487        50,138        59,625
                                                                                            --------       -------      --------

Financial Services (28.5%):
                         126           126    A.G. Edwards, Inc.                                             5,379         5,379
                         105           105    Ambac Financial Group, Inc.                                    6,143         6,143
                          40            40    American Financial Group, Inc.                                 1,733         1,733
          228                          228    American National Insurance Co.                 23,964                      23,964
                          80            80    Associated Banc-Corp.                                          3,010         3,010
          173                          173    Associated Estates Realty                        3,227                       3,227
                         195           195    Bear Stearns Co., Inc.                                        11,090        11,090
                          29            29    Capital One Financial Corp.                                    3,601         3,601
                         234           234    Charter One Financial, Inc.                                    7,886         7,886
          573                          573    Citizens Corp.                                  17,958                      17,958
                          21            21    CMAC Investment Corp.                                          1,292         1,292
                         134           134    Crestar Financial Corp.                                        7,311         7,311
                         188           188    Dime Bancorp, Inc.                                             5,628         5,628
          437                          437    Federal National Mortgage Association           26,566                      26,566
          226                          226    Financial Security Assurance Holdings           13,306                      13,306
                          51            51    Finova Group, Inc.                                             2,888         2,888
                         225           225    First Security Corp.                                           4,816         4,816
                          47            47    First Virginia Banks, Inc.                                     2,398         2,398
                         170           170    Firstar Corp.                                                  6,460         6,460
          263                          263    Fund American Enterprises Holdings, Inc.        38,997                      38,997
                          50            50    GATX Corp.                                                     2,194         2,194
                         112           112    Hibernia Corp., Class A                                        2,261         2,261
                          18            18    HSB Group, Inc.                                                  987           987
          848                          848    Leucadia National Corp.                         28,023                      28,023
                         187           187    Marshall & Ilsley Corp.                                        9,549         9,549
                          45            45    MBNA Corp.                                                     1,485         1,485
                         103           103    Mercantile Bankshares Corp.                                    3,568         3,568
                          23            23    Northern Trust Corp                                            1,754         1,754
          190                          190    Ohio Casualty Corp.                              8,403                       8,403
                         137           137    Old Kent Financial Corp.                                       4,910         4,910
          833            217         1,050    Old Republic International Corp.                24,429         6,346        30,775
          628             86           714    Pacific Century Financial Corp.                 15,065         2,064        17,129
                         201           201    Paine Webber Group, Inc.                                       8,596         8,596
                          54            54    PMI Group, Inc.                                                3,962         3,962
                         182           182    Provident Co., Inc.                                            6,279         6,279
          670                          670    PXRE Corp.                                      20,098                      20,098
                         185           185    Regions Financial Corp.                                        7,597         7,597
                         116           116    Reliastar Financial Corp.                                      5,568         5,568
          207                          207    Safeco Corp.                                     9,426                       9,426
                         249           249    Southtrust Corp.                                              10,847        10,847
                          30            30    State Street Corp.                                             2,085         2,085
                         123           123    TCF Financial Corp.                                            3,629         3,629
                          36            36    Transatlantic Holdings, Inc.                                   2,814         2,814
                         112           112    Union Planters Corp.                                           6,587         6,587
                                                                                            --------       -------      --------
                                                                                             229,462       162,717       392,179
                                                                                            --------       -------      --------

See notes to financial statements.

The One Group Disciplined Value Fund / Pegasus Intrinsic Value Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                  JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                                  Proforma
    Pegasus        One Group      Combined                                                                             Proforma
   Shares or       Shares or     Shares or                                                 Pegasus       One Group      Combined
   Principal       Principal     Principal                                                  Market         Market        Market
     Amount         Amount         Amount               Security Description                Value          Value         Value
----------------   ----------    ---------    ----------------------------------------     -------       ---------     ----------
Health Care (3.8%):
                          87            87    Allegiance Corp.                                               4,433         4,433
          610                          610    Arch Coal, Inc.                                 15,182                      15,182
                          21            21    ATL Ultrasound, Inc. (b)                                         958           958
                          55            55    Bergen Brunswig Corp., Class A                                 2,551         2,551
                         147           147    Beverly Enterprises, Inc. (b) (c)                              2,030         2,030
          154                          154    Block Drug, Inc., Class A                        5,856                       5,856
                         200           200    Chiron Corp. (b)                                               3,138         3,138
                          95            95    Genzyme Corp. (b) (c)                                          2,428         2,428
                          80            80    HBO & Co.                                                      2,820         2,820
                         112           112    IDEXX Laboratories, Inc. (b)                                   2,786         2,786
                          43            43    NovaCare, Inc. (b)                                               505           505
                          57            57    PacifiCare Health Systems, Inc., Class B (b)                   5,038         5,038
                          22            22    Sofamor Danek Group, Inc. (b)                                  1,904         1,904
                          46            46    Watson Pharmaceuticals, Inc. (b)                               2,148         2,148
                                                                                            --------       -------      --------
                                                                                              21,038        30,739        51,777
                                                                                            --------       -------      --------

Multi-Industry (0.1%):
                          61            61    Gencorp, Inc.                                                  1,540         1,540
                                                                                            --------       -------      --------
                                                                                                   -         1,540         1,540
                                                                                            --------       -------      --------

Raw Materials (4.6%):
                          47            47    A. Schulman, Inc.                                                919           919
                          96            96    Airgas, Inc. (b) (c)                                           1,380         1,380
                          35            35    AK Steel Holding Corp.                                           626           626
                          28            28    Albemarle Corp.                                                  618           618
                          28            28    Aluminum Co. of America (c)                                    1,820         1,820
                          43            43    B. F. Goodrich Co.                                             2,134         2,134
                         109           109    Cabot Corp.                                                    3,522         3,522
                          12            12    Cleveland Cliffs, Inc.                                           644           644
                          38            38    Crompton & Knowles Corp.                                         957           957
          590                          590    DeBeers Consolidated Mines Ltd                  10,325                      10,325
                          33            33    Dexter Corp.                                                   1,050         1,050
                          23            23    Fuller (H. B.) Co.                                             1,247         1,247
                          70            70    Hanna (M.A.) Co.                                               1,286         1,286
                         164           164    IMC Global, Inc.                                               4,940         4,940
                          83            83    Lubrizol Corp.                                                 2,511         2,511
                          33            33    Minerals Technologies, Inc.                                    1,679         1,679
          229                          229    NCH Corp.                                       14,652                      14,652
                         102           102    Olin Corp.                                                     4,252         4,252
                          22            22    Praxair, Inc.                                                  1,030         1,030
                         200           200    RPM, Inc.                                                      3,400         3,400
                          37            37    Sigma-Aldrich Corp.                                            1,300         1,300
                          53            53    Wellman, Inc.                                                  1,202         1,202
                          68            68    Witco Corp.                                                    1,989         1,989
                                                                                            --------       -------      --------
                                                                                              24,977        38,506        63,483
                                                                                            --------       -------      --------

Retail (8.8%):
                          55            55    BJ's Wholesale Club, Inc. (b)                                  2,234         2,234
                          32            32    Bob Evans Farms, Inc.                                            678           678
                          88            88    Borders Group, Inc. (b)                                        3,256         3,256
                          98            98    Brinker International, Inc. (b)                                1,887         1,887
                          43            43    Buffets, Inc. (b)                                                675           675
                          50            50    Claire's Stores, Inc.                                          1,034         1,034
                         105           105    CompUSA, Inc. (b)                                              1,897         1,897
                          82            82    Cracker Barrel                                                 2,604         2,604
          386                          386    Enesco Group, Inc.                              11,860                      11,860
                          73            73    Fingerhut Companies, Inc.                                      2,409         2,409
                          58            58    Fred Meyer, Inc. (b) (c)                                       2,482         2,482
                          66            66    Hannaford Brothers Co.                                         2,900         2,900
                         100           100    Just For Feet, Inc. (b)                                        2,850         2,850
                          40            40    Kohl's Corp. (b)                                               2,075         2,075
          470                          470    Lubys Cafeterias, Inc.                           8,256                       8,256
                          85            85    OfficeMax, Inc. (b)                                            1,403         1,403
                          96            96    Outback Steakhouse, Inc. (b) (c)                               3,743         3,743
          299             48           347    Payless Shoesource, Inc. (b)                    22,025         3,537        25,562
                         115           115    Proffitts, Inc. (b)                                            4,642         4,642


See notes to financial statements.

The One Group Disciplined Value Fund / Pegasus Intrinsic Value Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                  JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                                  Proforma
    Pegasus        One Group      Combined                                                                             Proforma
   Shares or       Shares or     Shares or                                                 Pegasus       One Group      Combined
   Principal       Principal     Principal                                                  Market         Market        Market
     Amount         Amount         Amount               Security Description                Value          Value         Value
----------------   ----------    ---------    ----------------------------------------     -------       ---------     ----------
                          42            42    Saks Holdings, Inc. (b)                                        1,160         1,160
          600                          600    Sbarro, Inc.                                    16,287                      16,287
          552                          552    Unifi, Inc.                                     18,916                      18,916
                          70            70    Williams Sonoma, Inc. (b)                                      2,227         2,227
                                                                                            --------       -------      --------
                                                                                              77,344        43,693       121,037
                                                                                            --------       -------      --------

Shelter (1.9%):
                          59            59    Bowater, Inc.                                                  2,788         2,788
                          19            19    Chesapeake Corp.                                                 740           740
                          73            73    Clayton Homes, Inc.                                            1,387         1,387
                         116           116    Consolidated Papers, Inc.                                      3,161         3,161
                         108           108    Georgia Pacific Timber Corp.                                   2,484         2,484
                         134           134    Leggett & Platt, Inc.                                          3,350         3,350
                          35            35    Masco Corp.                                                    2,118         2,118
                         148           148    Pentair, Inc.                                                  6,289         6,289
                          69            69    Rayonier, Inc.                                                 3,165         3,165
                                                                                            --------       -------      --------
                                                                                                   -        25,482        25,482
                                                                                            --------       -------      --------

Technology (5.4%):
                         114           114    American Power Conversion (b)                                  3,420         3,420
                          77            77    Arrow Electronics, Inc. (b)                                    1,679         1,679
                          68            68    ATMEL Corp. (b)                                                  927           927
                          35            35    Avnet, Inc.                                                    1,887         1,887
                         100           100    Cirrus Logic, Inc. (b)                                         1,113         1,113
                          84            84    Cordant Technology, Inc.                                       3,874         3,874
                          38            38    Dell Computer Corp. (b)                                        3,527         3,527
                          22            22    Litton Industries, Inc. (b)                                    1,298         1,298
          289                          289    Lockheed Martin Corp.                           30,598                      30,598
                         130           130    LSI Logic Corp. (b)                                            2,998         2,998
                          47            47    NCR Corp. (b)                                                  1,528         1,528
                          96            96    Qualcomm, Inc. (b) (c)                                         5,393         5,393
                         137           137    Quantum Corp. (b)                                              2,849         2,849
                          94            94    SCI Systems, Inc. (b) (c)                                      3,537         3,537
                         109           109    Sterling Software, Inc. (b)                                    3,222         3,222
                          88            88    Storage Technology Corp. (b)                                   3,816         3,816
                          33            33    Stratus Computer, Inc. (b)                                       825           825
                          46            46    Teradyne, Inc. (b) (c)                                         1,231         1,231
                          67            67    Vishay Intertechnology, Inc. (b)                               1,202         1,202
                                                                                            --------       -------      --------
                                                                                              30,598        44,326        74,924
                                                                                            --------       -------      --------

Transportation (2.9%):
                          12            12    Alaska Air Group, Inc. (b)                                       655           655
          451             58           509    Alexander & Baldwin, Inc.                       13,122         1,689        14,811
                          43            43    ASA Holdings, Inc.                                             2,134         2,134
          329                          329    Canadian National Railway Co.                   17,460                      17,460
                          65            65    CNF Transportation, Inc.                                       2,762         2,762
                          75            75    Wisconsin Central Transportation Corp. (b)                     1,641         1,641
                          57            57    Yellow Corp. (b)                                               1,058         1,058
                                                                                            --------       -------      --------
                                                                                              30,582         9,939        40,521
                                                                                            --------       -------      --------

Utilities (14.5%):
                         102           102    AES Corp. (b)                                                  5,361         5,361
                         307           307    Allegheny Energy, Inc.                                         9,248         9,248
                          70            70    American Water Works, Inc. (c)                                 2,170         2,170
                         105           105    Baltimore Gas & Electric Co.                                   3,262         3,262
                          48            48    Calenergy, Inc. (b)                                            1,443         1,443
                         222           222    Century Telephone Enterprises                                 10,184        10,184
                         102           102    Cinergy Corp.                                                  3,570         3,570
                         253           253    CMS Energy Corp. (c)                                          11,133        11,133
                          63            63    Conectiv, Inc. (b)                                             1,292         1,292
                         290           290    El Paso Natural Gas Co.                                       11,093        11,093
                         151           151    Energy East Corp.                                              6,285         6,285
                          83            83    Florida Progress Corp.                                         3,413         3,413
                          85            85    General Public Utilities Corp.                                 3,214         3,214
                         100           100    L G & E Energy Corp.                                           2,706         2,706
                         170           170    Marketspan Corporation                                         5,089         5,089
                          70            70    MCN Energy Group, Inc.                                         1,741         1,741
                         200           200    Montana Power Co.                                              6,943         6,943


See notes to financial statements.

The One Group Disciplined Value Fund / Pegasus Intrinsic Value Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                  JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                                  Proforma
    Pegasus        One Group      Combined                                                                             Proforma
   Shares or       Shares or     Shares or                                                 Pegasus       One Group      Combined
   Principal       Principal     Principal                                                  Market         Market        Market
     Amount         Amount         Amount               Security Description                Value          Value         Value
----------------   ----------    ---------    ----------------------------------------     -------       ---------     ----------
                         236           236    New Century Energies, Inc.                                    10,702        10,702
                          39            39    New England Electric System                                    1,687         1,687
                         171           171    Nipsco Industries, Inc. (c)                                    4,788         4,788
                          80            80    Northeast Utilities (b)                                        1,355         1,355
                         122           122    OGE Energy Corp.                                               3,294         3,294
                         160           160    Pinnacle West Capital Corp.                                    7,182         7,182
                         166           166    Potomac Electric Power Co.                                     4,160         4,160
                         140           140    Qwest Communications International, Inc. (b)                   4,880         4,880
                         251           251    SCANA Corp. (c)                                                7,483         7,483
          342                          342    Sierra Pacific Resources                        12,422                      12,422
          112                          112    SJW Corp.                                        6,584                       6,584
          509                          509    Southwest Gas Corp.                             12,444                      12,444
          393                          393    St. Joseph Light & Power Co.                     7,328                       7,328
                         322           322    TECO Energy, Inc.                                              8,634         8,634
          565                          565    Washington Water Power Co.                      12,680                      12,680
                         130           130    The Williams Companies, Inc. (c)                               4,381         4,381
                          36            36    UtiliCorp United, Inc.                                         1,357         1,357
                                                                                             -------       -------     ---------
                                                                                              51,458       148,050       199,508
                                                                                             -------       -------     ---------
  Total Common Stocks                                                                        596,298       680,977     1,277,275
                                                                                             -------       -------     ---------

  Convertible Bonds (5.0%)
  Financial Services (3.3%)
$      16,385  $              $     16,385    Nac Re Corp., 5.25%, 12/15/02                   18,228                      18,228
       55,270                       55,270    Roche Holding, Inc. Zero Coupon, 5/6/12         26,703                      26,703
                                                                                             -------       -------     ---------
                                                                                              44,931             -        44,931
                                                                                             -------       -------     ---------
  Retail (0.6%)
       16,100                       16,100    Pep Boys, Zero Coupon, 9/20/11                   8,835             -         8,835
                                                                                             -------       -------     ---------

  Utilities (1.1%):
       15,264                       15,264    Potomac Electric Power Co., 5.00%, 9/1/02       14,882                      14,882
                                                                                             -------       -------     ---------
  Total Convertible Bonds                                                                     68,648             -        68,648
                                                                                             -------       -------     ---------

  Preferred Stock (0.6%)
  Financial Services (0.6%)
          181                          181    Salomon, Inc., 7.63%                             8,632                       8,632
                                                                                             -------       -------     ---------
  Total Preferred Stock                                                                        8,632             -         8,632
                                                                                             -------       -------     ---------

  U.S. Treasury Obligations (0.1%):
  U.S. Treasury Bills (0.1%):
$         700  $              $        700    9/24/98 (d)                                        692                         692
                                                                                             -------       -------     ---------
  Total U.S. Treasury Obligations                                                                692             -           692
                                                                                             -------       -------     ---------

  Investment Companies (0.7%)
        9,266                        9,266    Pegasus Cash Management, Class I                 9,266                       9,266
                                                                                             -------       -------     ---------
  Total Investment Companies                                                                   9,266             -         9,266
                                                                                             -------       -------     ---------

  Repurchase Agreements  (1.3%):
$              $      18,245  $     18,245    Prudential Securities, 6.10%, 7/1/98
                                              (Collateralized by $18,437 various U.S
                                              Government Securities, 5.25% - 6.10%,
                                              11/30/99 - 6/26/03, market value $18,611)                     18,245        18,245
                                                                                             -------       -------     ---------
  Total Repurchase Agreements                                                                      -        18,245        18,245
                                                                                             -------       -------     ---------


See notes to financial statements.

The One Group Disciplined Value Fund / Pegasus Intrinsic Value Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                  JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                                Proforma
    Pegasus        One Group    Combined                                                                                 Proforma
   Shares or       Shares or   Shares or                                                     Pegasus       One Group      Combined
   Principal       Principal   Principal                                                      Market         Market        Market
     Amount         Amount       Amount               Security Description                    Value          Value         Value
----------------   ----------  ---------    ----------------------------------------         -------       ---------     ----------

Short-Term Securities Held as Collateral (4.3%):
Master Notes (0.8%):
                     2,270      2,270  Bear Stearns Mortgage Capital, 6.77%, 10/9/98*                         2,270         2,270
                     1,892      1,892  Danaher Corp., 6.68%, 10/9/98*                                         1,892         1,892
                     1,135      1,135  Merrill Lynch Mortgage Capital, 6.75%, 7/23/98*                        1,135         1,135
                     2,573      2,573  Morgan Stanley Mortgage Capital, 5.76%, 7/21/98*                       2,572         2,572
                       681        681  NationsBanc Capital Markets, 6.70%, 7/1/98*                              681           681
                     2,270      2,270  Williamette Industries, Inc., 5.85%, 7/23/98*                          2,270         2,270
                                                                                             --------      --------    ----------
                                                                                                    -        10,820        10,820
                                                                                             --------      --------    ----------

Put Bonds (1.2%):
                     1,892      1,892  Associates Corp. N.A., 5.79%, 1/4/99*                                  1,891         1,891
                     1,513      1,513  Branch Banking & Trust, 5.92%, 12/10/99*                               1,513         1,513
                       757        757  Citicorp, 5.94%, 8/3/98*                                                 757           757
                     1,740      1,740  Evangelical Lutheran, 5.74%, 4/28/00*                                  1,737         1,737
                     2,270      2,270  GMAC, 5.85%, 11/10/99*                                                 2,273         2,273
                     1,892      1,892  Goldman Sachs, 6.06%, 11/21/00*                                        1,892         1,892
                     1,892      1,892  Greenwich Capital, 6.11%, 12/13/99*                                    1,892         1,892
                     1,892      1,892  Lehman Brothers Holdings, 5.85%, 8/18/99*                              1,892         1,892
                       757        757  Merrill Lynch, 6.07%, 11/13/98*                                          757           757
                     1,892      1,892  PNC Bank, 5.74%, 10/2/98*                                              1,890         1,890
                                                                                             --------      --------    ----------
                                                                                                    -        16,494        16,494
                                                                                             --------      --------    ----------

Repurchase Agreements (2.3%):
                     7,567      7,567  Donaldson, Lufkin & Jenrette, 6.65%, 7/1/98
                                       (Collateralized by $7,736 various Corporate and
                                       Government Securities, 2.85% - 17.25%,
                                       10/15/02 - 4/15/35, market value $7,858)                               7,567         7,567
                     3,783      3,783  Goldman Sachs, 6.65%, 7/1/98 (Collateralized
                                       by $4,032 various Corporate Bonds, 0.00%,
                                       7/7/98 - 9/18/98, market value $4,018)                                 3,783         3,783
                    19,447     19,447  Lehman Brothers, 6.65%, 7/1/98 (Collateralized
                                       by $19,933 various Corporate Bonds, 0.00% - 10.13%,
                                       9/15/99 - 10/17/96, market value $20,864)                             19,447        19,447
                        13         13  Lehman Brothers, 6.47%, 7/1/98 (Collateralized by
                                       $14 Media One Group Bonds, 0.00%, 10/5/98, market
                                       value $14)                                                                13            13
                       605        605  Lehman Brothers, 6.00%, 7/1/98 (Collateralized by
                                       $3,790 various Government Securities, 0.00% - 10.00%,
                                       12/1/18 - 5/1/24, market value $623)                                     605           605
                       757        757  Paine Webber, 6.40%, 7/1/98 (Collateralized by $755
                                       various Corporate Bonds, 4.00% - 9.75%, 7/15/98 -
                                        12/31/49, market value $795)                                            757           757
                                                                                             --------      --------    ----------
                                                                                                    -        32,172        32,172
                                                                                             --------      --------    ----------
Total Short-Term Securities Held as Collateral                                                      -        59,486        59,486
                                                                                             --------      --------    ----------
Total (Cost $1,209,164)(a)                                                                   $683,536      $758,708    $1,442,244
                                                                                             ========      ========    ==========

----------
Percentages indicated are based on net assets of $1,377,220.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $161. Cost for federal income tax purposes from vale by net unrealized appreciation of securities as follows (amounts in thousands):


             Unrealized appreciation............................    $ 260,505
             Unrealized depreciation............................      (27,586)
                                                                    ---------
             Net unrealized appreciation .......................    $ 232,919
                                                                    =========

(b)  Non-income producing securities.
(c)  A portion of this security was loaned as of June 30, 1998.
(d)  Serves as collateral for futures contracts.

                                                                                    Current
             Number                                                   Opening        Market
              of                                                     Positions       Value
           Contracts                   Contract Type                   (000)         (000)
           ---------                   -------------                 ---------      --------
               5           Long S & P 500, September 1998 Futures     $9,982        $10,287


* The interest rate for this variable rate note, which will change periodically, is based upon an index of market rates. The rate reflected on Schedule of Portfolio Investments is the rate in effect at June 30, 1998.



See notes to financial statements.

The One Group Large Company Growth Fund / Pegasus Growth Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                      JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                                Proforma
    Pegasus        One Group    Combined                                                                                Proforma
   Shares or       Shares or    Shares or                                                      Pegasus     One Group    Combined
   Principal       Principal    Principal                                                      Market       Market       Market
    Amount          Amount       Amount                   Security Description                  Value        Value        Value
--------------     ---------    ---------    ------------------------------------------        -------     ---------    --------
Common Stocks  (99.6%):
Business Equipment & Services  (7.6%):
                          55          55     America Online (b)                               $            $   5,830    $   5,830
                         130         130     Automatic Data Processing, Inc.                                   9,474        9,474
           455                       455     Cendant Corp. (b)                                    9,498                     9,498
           360                       360     Computer Associates International, Inc.             20,003                    20,003
           281                       281     Interpublic Group of Companies, Inc.                17,023                    17,023
                          60          60     Omnicom Group, Inc. (c)                                           2,993        2,993
           535                       535     Service Corp. International                         22,938                    22,938
           538                       538     Silicon Graphics (b)                                 6,523                     6,523
           340                       340     Sun Microsystems, Inc.                              14,769                    14,769
                         358         358     U.S.A. Waste Services, Inc.(b) (c)                               17,695       17,695
                                                                                              ---------    ---------    ---------
                                                                                                 90,754       35,992      126,746
                                                                                              ---------    ---------    ---------
Capital Goods  (8.2%):
           405                       405     Elan PLC ADR (b)                                    26,047                    26,047
           209         1,474       1,683     General Electric Co.                                19,019      134,134      153,153
           261                       261     Illinois Tool Works, Inc.                           17,405                    17,405
           225           345         570     Tyco International, Ltd (c)                         14,175       21,741       35,916
                                                                                              ---------    ---------    ---------
                                                                                                 76,646      155,875      232,521
                                                                                              ---------    ---------    ---------

Consumer Non-Durable  (13.9%):
                         155         155     Anheuser Busch Co., Inc.                                          7,324        7,324
                          40          40     Avon Products, Inc.                                               3,100        3,100
                         110         110     Bestfoods                                                         6,387        6,387
                         200         200     Campbell Soup Co.                                                10,636       10,636
                       1,008       1,008     Coca-Cola Co.                                                    86,188       86,188
                         140         140     Colgate Palmolive Co.                                            12,320       12,320
                         151         151     Conagra, Inc.                                                     4,791        4,791
                         447         447     Gillette Co.                                                     25,351       25,351
                          65          65     H.J. Heinz Co.                                                    3,654        3,654
                         210         210     Kellogg Co.                                                       7,896        7,896
            70           170         240     Newell Co.                                           3,487        8,483       11,970
           400           582         982     PepsiCo, Inc.                                       16,475       23,958       40,433
           343         1,101       1,444     Philip Morris Co., Inc.                             13,506       43,356       56,862
           149           568         717     Procter & Gamble Co.                                13,568       51,740       65,308
                          75          75     Quaker Oats Co.                                                   4,120        4,120
                          30          30     Ralston- Ralston Purina Group                                     3,504        3,504
                         190         190     Sara Lee, Corp.                                                  10,634       10,634
                         250         250     Unilever N V                                                     19,750       19,750
                         100         100     UST, Inc.                                                         2,700        2,700
                                                                                              ---------    ---------    ---------
                                                                                                 47,036      335,892      382,928
                                                                                              ---------    ---------    ---------
Consumer Services  (2.7%):
           740                       740     Carnival Corp., Class A                             29,323                    29,323
                         165         165     Comcast Corp., Class A (c)                                        6,698        6,698
           113                       113     Disney (Walt) Co.                                   11,872                    11,872
                         115         115     Gannett, Inc.                                                     8,179        8,179
                         200         200     Hilton Hotels Corp. (c)                                           5,700        5,700
                          95          95     Mattel, Inc. (c)                                                  4,024        4,024
                         190         190     Tele-Communications, Inc. (b) (c)                                 7,307        7,307
                          60          60     Tribune Co.                                                       4,129        4,129
                                                                                              ---------    ---------    ---------
                                                                                                 41,195       36,037       77,232
                                                                                              ---------    ---------    ---------

Energy  (1.8%):
           225                       225     Baker Hughes, Inc.                                   7,776                     7,776
                          90          90     Halliburton Co. (c)                                               4,015        4,015
            90           230         320     Schlumberger Ltd. (c)                                6,148       15,732       21,880
           210                       210     Western Atlas, Inc. (b)                             17,824                    17,824
                                                                                              ---------    ---------    ---------
                                                                                                 31,748       19,747       51,495
                                                                                              ---------    ---------    ---------

Financial Services  (10.8%):
           294                       294     AFLAC, Inc.                                          8,912                     8,912
                         205         205     American Express Co.                                             23,370       23,370

See notes to financial statements.

The One Group Large Company Growth Fund / Pegasus Growth Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                     JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                                Proforma
    Pegasus        One Group    Combined                                                                                Proforma
   Shares or       Shares or    Shares or                                                      Pegasus     One Group    Combined
   Principal       Principal    Principal                                                      Market       Market       Market
    Amount          Amount       Amount                   Security Description                  Value        Value        Value
--------------     ---------    ---------    ------------------------------------------        -------     ---------    --------
                         279         279     American International Group, Inc. (c)                           40,686       40,686
           115                       115     Associates First Capital Corp.                       8,841                     8,841
                          73          73     Capital One Financial Corp.                                       9,066        9,066
                         171         171     Charles Schwab Corp. (c)                                          5,541        5,541
                         360         360     Chase Manhattan Corp.                                            27,210       27,210
           227                       227     Federal Home Loan Mortgage Corp.                    10,683                    10,683
                         320         320     Federal National Mortgage Assoc.                                 19,417       19,417
                          25          25     Fifth Third Bancorp                                               1,575        1,575
                          94          94     First Virginia Banks, Inc.                                        4,796        4,796
                         101         101     Franklin Resources, Inc.                                          5,476        5,476
                         200         200     Household International                                           9,950        9,950
                          69          69     Marsh & McLennan Co. (c)                                          4,170        4,170
           444           210         654     MBNA Corp. (c)                                      14,652        6,933       21,585
           182            40         222     MGIC Investment Group (c)                           10,385        2,288       12,673
                         130         130     Morgan Stanley Dean Witter Discover (c)                          11,906       11,906
                         100         100     National City Corp.                                               7,100        7,100
           438                       438     Norwest Corp.                                       16,370                    16,370
           210            59         269     State Street Corp.                                  14,595        4,094       18,689
                          20          20     T. Rowe Price Associates, Inc.                                      751          751
                         324         324     U.S. Bancorp                                                     13,938       13,938
           324                       324     Unum Corp.                                          17,999                    17,999
                         150         150     Washington Mutual, Inc. (c)                                       6,522        6,522
                                                                                              ---------    ---------    ---------
                                                                                                102,437      204,789      307,226
                                                                                              ---------    ---------    ---------

Health Care  (19.4%):
                         471         471     Abbott Labs                                                      19,236       19,236
           344           539         883     American Home Products Co.                          17,802       27,914       45,716
           270                       270     Amgen, Inc. (b)                                     17,651                    17,651
                          90          90     Baxter International, Inc.                                        4,854        4,854
                          85          85     Boston Scientific Corp. (b) (c)                                   6,088        6,088
                         511         511     Bristol Myers Squibb Co.                                         58,676       58,676
                          75          75     Cardinal Health, Inc. (c)                                         7,031        7,031
                         450         450     Eli Lilly & Co.                                                  29,755       29,755
           194            50         244     Guidant Corp.                                       13,835        3,566       17,401
                         170         170     HBO & Co.                                                         6,000        6,000
           170           500         670     Johnson & Johnson                                   12,538       36,859       49,397
                         155         155     Medtronic, Inc. (c)                                               9,881        9,881
                         446         446     Merck & Co., Inc.                                                59,619       59,619
           450                       450     Mylan Laboratories, Inc.                            13,528                    13,528
           204           531         735     Pfizer, Inc.                                        22,172       57,710       79,882
                         393         393     Schering Plough Corp.                                            36,013       36,013
           456                       456     Smithkline Beecham PLC ADR                          27,588                    27,588
           206                       206     Stryker Corp.                                        7,905                     7,905
           265                       265     United Healthcare Corp.                             16,828                    16,828
                         550         550     Warner Lambert Co.                                               38,177       38,177
                                                                                              ---------    ---------    ---------
                                                                                                149,847      401,379      551,226
                                                                                              ---------    ---------    ---------

Multi-Industry  (0.4%):
                         150         150     Minnesota Mining & Manufacturing Co.                     -       12,328       12,328
                                                                                              ---------    ---------    ---------

Raw Materials  (2.1%):
                         488         488     Du Pont (EI) de Nemours & Co.                                    36,453       36,453
                         260         260     Monsanto Co.                                                     14,523       14,523
           186                       186     Praxair, Inc.                                        8,707                     8,707
                                                                                              ---------    ---------    ---------
                                                                                                  8,707       50,976       59,683
                                                                                              ---------    ---------    ---------

Retail  (8.1%):
                         120         120     Consolidated Stores Corp. (b)                                     4,350        4,350
                          85          85     Costco Cos.,  Inc.(b) (c)                                         5,360        5,360
                         160         160     CVS Corp.                                                         6,238        6,238
                         189         189     Dayton Hudson Corp. (c)                                           9,186        9,186
           425                       425     Dollar General Corp.                                16,814                    16,814

See notes to financial statements.

The One Group Large Company Growth Fund / Pegasus Growth Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                      JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                                Proforma
    Pegasus        One Group    Combined                                                                                Proforma
   Shares or       Shares or    Shares or                                                      Pegasus     One Group    Combined
   Principal       Principal    Principal                                                      Market       Market       Market
    Amount          Amount       Amount                   Security Description                  Value        Value        Value
--------------     ---------    ---------    ------------------------------------------        -------     ---------    --------
                         165         165     Gap, Inc. (c)                                                    10,174       10,174
           300           292         592     Home Depot, Inc.                                    24,919       24,257       49,176
                         808         808     Just For Feet, Inc. (b) (c)                                      23,025       23,025
                         125         125     Kroger Co. (b)                                                    5,368        5,368
           570                       570     Officemax, Inc.(b)                                   9,405                     9,405
           413                       413     Staples, Inc.                                       11,942                    11,942
                         162         162     TJX Cos., Inc.                                                    3,899        3,899
                       1,036       1,036     Wal-Mart Stores, Inc. (c)                                        62,949       62,949
           343           215         558     Walgreen Co.                                        14,170        8,895       23,065
                                                                                              ---------    ---------    ---------
                                                                                                 77,250      163,701      240,951
                                                                                              ---------    ---------    ---------

Shelter  (0.4%):
                         239         239     Kimberly Clark Corp.                                     -       10,963       10,963
                                                                                              ---------    ---------    ---------

Technology  (17.0%):
           365                       365     Altera Corp.(b)                                     10,790                    10,790
                         185         185     Applied Materials, Inc. (b)                                       5,460        5,460
                         125         125     Ascend Communications,  Inc. (b)                                  6,195        6,195
           293           453         746     Cisco Systems, Inc. (b)                             26,928       41,679       68,607
                         204         204     Computer Associates International, Inc. (c)                      11,313       11,313
                           0           0     Compuware Corp. (d)                                                   5            5
           147           565         712     Dell Computer Corp. (b)                             13,643       52,476       66,119
                         255         255     EMC Corp. (b) (c)                                                11,436       11,436
                          50          50     Gateway 2000, Inc. (b) (c)                                        2,536        2,536
                          16          16     Hewlett Packard Co.                                                 930          930
           341           549         890     Intel Corp.                                         25,277       40,673       65,950
                         325         325     International Business Machines                                  37,314       37,314
           160           551         711     Lucent Technologies, Inc.                           13,310       45,795       59,105
           436         1,177       1,613     Microsoft Corp. (b)                                 47,252      127,514      174,766
                         251         251     Northern Telecom, Ltd.                                           14,244       14,244
                         250         250     Oracle Corp.(b) (c)                                               6,146        6,146
                          85          85     Tellabs, Inc. (b) (c)                                             6,088        6,088
                         100         100     United Technologies Corp.                                         9,250        9,250
                         140         140     Xerox Corp.                                                      14,258       14,258
                                                                                              ---------    ---------    ---------
                                                                                                137,200      433,312      570,512
                                                                                              ---------    ---------    ---------

Transportation  (0.1%):
                          50          50     Southwest Airlines Company                                        1,481        1,481
                          30          30     US Airways Group, Inc. (b)                                        2,378        2,378
                                                                                              ---------    ---------    ---------
                                                                                                      -        3,859        3,859
                                                                                              ---------    ---------    ---------

Utilities  (6.9%):
           355                       355     AES Corp. (b)                                       18,660                    18,660
           528           230         758     Airtouch Communications, Inc. (b)                   30,855       13,446       44,301
                         451         451     Ameritech Corp.                                                  20,216       20,216
                         623         623     Bell Atlantic Corp. (c)                                          28,443       28,443
                         370         370     GTE Corp.                                                        20,604       20,604
                         781         781     SBC Communications, Inc.                                         31,232       31,232
           136                       136     Tellabs, Inc.                                        9,741                     9,741
           380           100         480     WorldCom, Inc. (b)                                  18,406        4,844       23,250
                                                                                              ---------    ---------    ---------
                                                                                                 77,662      118,785      196,447
                                                                                              ---------    ---------    ---------
Total Common Stocks                                                                             840,482    1,983,635    2,824,117
                                                                                              ---------    ---------    ---------

U.S. Treasury Obligations (0.0%)
U.S. Treasury Bills (0.0%)
$          350 $             $       350     9/17/98 (e)                                            346                       346
                                                                                              ---------    ---------    ---------
Total U.S. Treasury Obligations                                                                     346            -          346
                                                                                              ---------    ---------    ---------


Investment Companies (0.2%)
         5,421                     5,421     Pegasus Cash Management Fund Class I (in shares)     5,421                     5,421
                                                                                              ---------    ---------    ---------
Total Investment Companies                                                                        5,421            -        5,421
                                                                                              ---------    ---------    ---------

See notes to financial statements.

The One Group Large Company Growth Fund / Pegasus Growth Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                       JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                                Proforma
    Pegasus        One Group    Combined                                                                                Proforma
   Shares or       Shares or    Shares or                                                      Pegasus     One Group    Combined
   Principal       Principal    Principal                                                      Market       Market       Market
    Amount          Amount       Amount                   Security Description                  Value        Value        Value
--------------     ---------    ---------    ------------------------------------------       --------     ---------    ---------
Repurchase Agreements  (0.1%):
$              $       1,891 $     1,891     Prudential Securities, 6.10%, 7/1/98
                                             (Collateralized by $1,947 U.S. Treasury
                                             Bills, 0.00%, 9/3/98, market value $1,929)                        1,891        1,891
                                                                                              ---------   ----------   ----------
Total Repurchase Agreements                                                                           -        1,891        1,891
                                                                                              ---------   ----------   ----------

Short-Term Securities Held as Collateral (9.2%):
Master Notes  (2.3%):
                       6,760       6,760     Bear Stearns Mortgage Capital, 6.77%, 10/9/98*                    6,760        6,760
                       5,633       5,633     Danaher Corp., 6.68%, 10/9/98*                                    5,633        5,633
                       3,380       3,380     Merrill Lynch Mortgage Capital, 6.75%, 7/23/98*                   3,380        3,380
                       7,661       7,661     Morgan Stanley Mortgage Capital, 5.76%, 7/21/98*                  7,662        7,662
                       2,028       2,028     NationsBanc Capital Markets, 6.70%, 7/1/98*                       2,028        2,028
                       6,760       6,760     Williamette Industries, Inc., 5.85%, 7/23/98*                     6,760        6,760
                                                                                              ---------   ----------   ----------
                                                                                                      -       32,223       32,223
                                                                                              ---------   ----------   ----------
Put Bonds  (3.5%):
                       5,633       5,633     Associates Corp. N.A., 5.79%, 1/4/99*                             5,630        5,630
                       4,507       4,507     Branch Banking & Trust, 5.92%, 12/10/99*                          4,507        4,507
                       2,253       2,253     Citicorp, 5.94%, 8/3/98*                                          2,253        2,253
                       5,183       5,183     Evangelical Lutheran, 5.74%, 4/28/00*                             5,174        5,174
                       6,760       6,760     GMAC, 5.85%, 11/10/99*                                            6,771        6,771
                       5,633       5,633     Goldman Sachs, 6.06%, 11/21/00*                                   5,633        5,633
                       5,633       5,633     Greenwich Capital, 6.11%, 12/13/99*                               5,633        5,633
                       5,633       5,633     Lehman Brothers Holdings, 5.85%, 8/18/99*                         5,634        5,634
                       2,253       2,253     Merrill Lynch, 6.07%, 11/13/98*                                   2,253        2,253
                       5,633       5,633     PNC Bank, 5.74%, 10/2/98*                                         5,630        5,630
                                                                                              ---------   ----------   ----------
                                                                                                      -       49,118       49,118
                                                                                              ---------   ----------   ----------

Repurchase Agreements  (3.4%):
                      22,534      22,534     Donaldson, Lufkin & Jenrette, 6.65%, 7/1/98
                                             (Collateralized by $23,038 various Corporate
                                             and Government Securities, 0.00% - 17.25%,
                                             10/15/02 - 4/15/35, market value $23,400)                        22,534       22,534
                      11,267      11,267     Goldman Sachs, 6.65%, 7/1/98 (Collateralized
                                             by $12,009 various Corporate Bonds, 0.00%,
                                             7/7/98 - 9/18/98, market value $11,965)                          11,267       11,267
                      57,911      57,911     Lehman Brothers, 6.65%, 7/1/98 (Collateralized
                                             by $59,361 various Corporate Bonds, 0.00% - 10.13%,
                                             9/15/99 - 10/17/96, market value $62,133)                        57,910       57,910
                          39          39     Lehman Brothers, 6.47%, 7/1/98 (Collateralized
                                             by $41 Media One Group Bonds, 0.00%, 10/5/98,
                                             market value $41)                                                    39           39
                       1,803       1,803     Lehman Brothers, 6.00%, 7/1/98 (Collateralized
                                             by $11,285 various Government Securities, 0.00%
                                             - 7.50%, 12/1/18 - 5/1/24, market value $1,856)                   1,803        1,803
                       2,253       2,253     Paine Webber, 6.40%, 7/1/98 (Collateralized by
                                             $2,249 various Corporate Bonds, 4.00% - 9.75%,
                                             7/15/98 - 12/31/49, market value $2,366)                          2,253        2,253
                                                                                              ---------    ---------    ---------
                                                                                                      -       95,806       95,806
                                                                                              ---------   ----------   ----------
Total Short-Term Securities Held as Collateral                                                        -      177,147      177,147
                                                                                              ---------   ----------   ----------
Total (Cost $1,927,578) (a)                                                                    $846,249   $2,162,673   $3,008,922
                                                                                              =========   ==========   ==========

See notes to financial statements.

The One Group Large Company Growth Fund / Pegasus Growth Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                     JUNE 30, 1998
(Amounts in thousands)
(Unaudited)


    Pegasus        One Group    Combined                                                                                Proforma
   Shares or       Shares or    Shares or                                                      Pegasus     One Group    Combined
   Principal       Principal    Principal                                                      Market       Market       Market
    Amount          Amount       Amount                   Security Description                  Value        Value        Value
--------------     ---------    ---------    ------------------------------------------       --------     ---------    ---------


Percentages are based on net assets of $2,838,316.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $3,503. Cost for federal i purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):


              Unrealized appreciation.........................    $ 1,108,405
              Unrealized depreciation.........................        (30,564)
                                                                  -----------
              Net unrealized appreciation.....................    $ 1,077,841
                                                                  ===========


(b)  Non-income producing securities.
(c)  A portion of this security was loaned as of June 30, 1998.
(d)  Rounds to less than 1,000.
(e)  Serves as margin deposit for futures contracts.

                                                                                  Current
          Number                                                      Opening      Market
            of                                                       Positions      Value
         Contracts                  Contract Type                      (000)        (000)
         ---------                  -------------                    ---------    -------
            22           Long S&P 500, September 1998 Futures         $6,312       $6,286

* The interest rate for this variable rate note, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1998.






See notes to financial statements.


 The One Group Investor Growth Fund / Pegasus Managed Assets Growth Fund
 PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                     JUNE 30, 1998
 (Amounts in thousands)
 (Unaudited)


                                                                                                                           Proforma
                           Proforma                                                              Pegasus    One Group      Combined
 Pegasus     One Group     Combined                                                              Market       Market        Market
  Shares      Shares        Shares                   Security Description                         Value       Value          Value
----------- ----------     --------  ----------------------------------------------------------  --------   ---------      --------
 Investment Companies (98.6%):
                 1,853        1,853  The One Group Disciplined Value Fund Fiduciary Class          $          $ 31,315      $ 31,315
                   840          840  The One Group Government Bond Fund Fiduciary Class                          8,489         8,489
                 1,473        1,473  The One Group Growth Opportunities Fund Fiduciary Class                    33,163        33,163
                   890          890  The One Group Income Bond Fund Fiduciary Class                              8,464         8,464
                   417          417  The One Group Intermediate Bond Fund Fiduciary Class                        4,219         4,219
                 1,352        1,352  The One Group International Equity Index Fund Fiduciary Class              24,301        24,301
                 1,437        1,437  The One Group Large Company Growth Fund Fiduciary Class                    32,631        32,631
                 1,812        1,812  The One Group Large Company Value Fund Fiduciary Class                     30,264        30,264
                   402          402  The One Group Limited Volatility Fund Fiduciary Class                       4,223         4,223
                   614          614  The One Group Prime Money Market Fund Fiduciary Class                         614           614
                   688          688  The One Group Small Capitalization Fund Fiduciary Class                     8,296         8,296
                 2,315        2,315  The One Group Value Growth Fund Fiduciary Class                            31,278        31,278
     287                        287  Pegasus Bond Fund                                               3,061                     3,061
      51                         51  Pegasus Growth Fund                                               873                       873
     361                        361  Pegasus Growth and Value Fund                                   6,124                     6,124
      64                         64  Pegasus High-Yield Bond Fund                                      655                       655
      66                         66  Pegasus International Bond Fund                                   656                       656
     256                        256  Pegasus International Equity Fund                               3,500                     3,500
     273                        273  Pegasus Intrinsic Value Fund                                    4,374                     4,374
      83                         83  Pegasus Mid-Cap Opportunity Fund                                1,751                     1,751
      52                         52  Pegasus Small-Cap Opportunity Fund                                885                       885
                                                                                                   -------    --------      --------
 Total Investment Companies                                                                         21,878     217,257       239,135
                                                                                                   -------    --------      --------
 Total (Cost $220,706) (a)                                                                         $21,878    $217,257      $239,135
                                                                                                   =======    ========      ========

----------
 Percentages indicated are based on net assets of $242,599.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $124. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):


           Unrealized appreciation........................   $19,315
           Unrealized depreciation........................    (1,010)
                                                             -------
           Net unrealized appreciation....................   $18,305
                                                             =======








See notes to financial statements.

THE ONE GROUP INVESTOR GROWTH & INCOME FUND / PEGASUS MANAGED ASSETS BALANCED FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                          JUNE 30, 1998
(Amounts in thousands)
(Unaudited)


                                                                                                                            Proforma
                             Proforma                                                               Pegasus    One Group    Combined
  Pegasus         One Group  Combined                                                                Market      Market      Market
   Shares           Shares    Shares                         Security Description                    Value       Value       Value
-------------   ------------ ------- -------------------------------------------------------------  -------    ---------    --------
Investment Companies (99.4%):
                    1,426     1,426  The One Group Disciplined Value Fund Fiduciary Class            $          $ 24,091    $ 24,091
                    2,202     2,202  The One Group Government Bond Fund Fiduciary Class                           22,263      22,263
                    1,133     1,133  The One Group Growth Opportunities Fund Fiduciary Class                      25,514      25,514
                    2,334     2,334  The One Group Income Bond Fund Fiduciary Class                               22,199      22,199
                    1,311     1,311  The One Group Intermediate Bond Fund Fiduciary Class                         13,269      13,269
                    1,161     1,161  The One Group International Equity Index Fund Fiduciary Class                20,855      20,855
                    1,184     1,184  The One Group Large Company Growth Fund Fiduciary Class                      26,899      26,899
                    1,494     1,494  The One Group Large Company Value Fund Fiduciary Class                       24,945      24,945
                      843       843  The One Group Limited Volatility Fund Fiduciary Class                         8,861       8,861
                      718       718  The One Group Prime Money Market Fund Fiduciary Class                           718         718
                      361       361  The One Group Small Capitalization Fund                                       4,351       4,351
                      449       449  The One Group Ultra Short-Term Income Fund Fiduciary Class                    4,430       4,430
                    2,082     2,082  The One Group Value Growth Fund Fiduciary Class                              28,127      28,127
  7,272                       7,272  Pegasus Bond Fund                                                 77,587                 77,587
    490                         490  Pegasus Growth Fund                                                8,312                  8,312
  3,430                       3,430  Pegasus Growth and Value Find                                     58,176                 58,176
  1,608                       1,608  Pegasus High-Yield Bond Fund                                      16,579                 16,579
  1,683                       1,683  Pegasus International Bond Fund                                   16,591                 16,591
  2,441                       2,441  Pegasus International Equity Fund                                 33,369                 33,369
  2,591                       2,591  Pegasus Intrinsic Value Fund                                      41,537                 41,537
    789                         789  Pegasus Mid-Cap Opportunity                                       16,703                 16,703
    500                         500  Pegasus Small-Cap Opportunity Fund                                 8,458                  8,458
                                                                                                     --------   --------    --------
Total Investment Companies                                                                           $277,312    226,522     503,834
                                                                                                     --------   --------    --------
Total (Cost $478,319) (a)                                                                            $277,312   $226,522    $503,834
                                                                                                     ========   ========    ========

------------
Percentages indicated are based on net assets of $507,055.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $440. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):


               Unrealized appreciation....................        $ 27,884
               Unrealized depreciation....................          (2,809)
                                                                  --------
               Net unrealized appreciation................        $ 25,075
                                                                  =========

See notes to financial statements.

The One Group Investor Balanced Fund / Pegasus Managed Assets Conservative Fund
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                    JUNE 30, 1998
(Amounts in thousands)
(Unaudited)

                                                                                                                     Proforma
                       Proforma                                                                  Pegasus  One Group  Combined
Pegasus    One Group   Combined                                                                  Market     Market    Market
 Shares     Shares      Shares                        Security Description                        Value     Value      Value
---------  ---------   --------   ---------------------------------------------------------    --------- ---------  ---------
Investment Companies  (98.7%):
                 800        800   The One Group Disciplined Value Fund Fiduciary Class          $          $ 13,523  $ 13,523
               3,302      3,302   The One Group Government Bond Fund Fiduciary Class                         33,384    33,384
                 636        636   The One Group Growth Opportunities Fund Fiduciary Class                    14,321    14,321
               3,294      3,294   The One Group Income Bond Fund Fiduciary Class                             31,328    31,328
               1,734      1,734   The One Group Intermediate Bond Fund Fiduciary Class                       17,544    17,544
                 796        796   The One Group International Equity Index Fund Fiduciary Class              14,306    14,306
                 760        760   The One Group Large Company Growth Fund Fiduciary Class                    17,256    17,256
                 958        958   The One Group Large Company Value Fund Fiduciary Class                     16,002    16,002
               1,116      1,116   The One Group Limited Volatility Fund Fiduciary Class                      11,724    11,724
                 956        956   The One Group Prime Money Market Fund Fiduciary Class                         956       956
                 792        792   The One Group Ultra Short-Term Income Fund Fiduciary Class                  7,816     7,816
               1,530      1,530   The One Group Value Growth Fund Fiduciary Class                            20,675    20,675
  5,317                   5,317   Pegasus Bond Fund                                               56,732               56,732
  1,231                   1,231   Pegasus International Bond Fund                                 12,138               12,138
  1,177                   1,177   Pegasus High Yield Bond Fund                                    12,132               12,132
    160                     160   Pegasus Growth Fund                                              2,717                2,717
  1,114                   1,114   Pegasus Growth and Value Fund                                   18,890               18,890
    794                     794   Pegasus International Equity Fund                               10,857               10,857
    841                     841   Pegasus Intrinsic Value Fund                                    13,484               13,484
    257                     257   Pegasus Mid-Cap Opportunity Fund                                 5,446                5,446
    163                     163   Pegasus Small-Cap Opportunity Fund                               2,757                2,757
                                                                                                --------   --------  --------
Total Investment Companies                                                                       135,153    198,835   333,988
                                                                                                --------   --------  --------
Total (Cost $315,556) (a)                                                                       $135,153   $198,835  $333,988
                                                                                                ========   ========  ========



----------
Percentages indicated are based on net assets of $338,233.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $256. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):


              Unrealized appreciation...................             $19,317
              Unrealized depreciation...................              (1,141)
                                                                     -------
              Net unrealized appreciation...............             $18,176
                                                                     =======

See notes to financial statements.

The One Group Family of Mutual Funds
Proforma Combined Statements of Assets and Liabilities
June 30, 1998
(Amounts in Thousands, except per share amounts)
(Unaudited)

                                                                  U.S. Treasury      Pegasus
                                                                    Securities       Treasury
                                                                   Money Market    Money Market                      Proforma
                                                                       Fund            Fund         Adjustments      Combined

ASSETS:
Investments, at amortized cost                                    $      756,587  $      201,240   $               $      957,827
Repurchase agreements, at cost                                         3,392,616         859,085                        4,251,701
                                                                  --------------  --------------   --------------  --------------
Total                                                                  4,149,203       1,060,325                        5,209,528

Cash                                                                           -               1                                1
Interest receivable                                                       11,892           5,754                           17,646
Receivable for capital shares issued                                           -               -                                -
Prepaid expenses and other assets                                             60              17                               77
                                                                  --------------  --------------   --------------  --------------
Total Assets                                                           4,161,155       1,066,097                -       5,227,252
                                                                  --------------  --------------   --------------  --------------

LIABILITIES:
Dividends payable                                                         15,780           3,001                           18,781
Payable for capital shares redeemed                                            -               -                                -
Payable for return of collateral received for securities on loan         255,663               -                          255,663
Accrued expenses and other payables:
     Investment advisory fees                                              1,008             247                            1,255
     Administration fees                                                     466             124                              590
     12b-1 fees                                                              180             138                              318
     Other                                                                   918               1                              919
                                                                  --------------  --------------   --------------  --------------
Total Liabilities                                                        274,015           3,511                -         277,526
                                                                  --------------  --------------   --------------  --------------

NET ASSETS:
Capital                                                                3,886,907       1,062,603                        4,949,510
Undistributed (distributions in excess of)
     net investment income                                                   193               -                              193
Accumulated undistributed net realized
     gains (losses) from investment transactions                              40             (17)                              23
                                                                  --------------  --------------   --------------  --------------
Net Assets                                                        $    3,887,140  $    1,062,586   $            -  $    4,949,726
                                                                  ==============  ==============   ==============  ==============

Net Assets
     Fiduciary/Class I                                            $    3,025,608  $      843,484   $               $    3,869,092
     Class A                                                             861,350         219,102                        1,080,452
     Class B                                                                 181               -                              181
     Class C                                                                   1               -                                1
                                                                  --------------  --------------   --------------  --------------
Total                                                             $    3,887,140  $    1,062,586   $            -  $    4,949,726
                                                                  ==============  ==============   ==============  ==============

Outstanding units of beneficial interest
     Fiduciary/Class I                                            $    3,025,409  $      843,485   $               $    3,868,894
     Class A                                                             861,313         219,118                        1,080,431
     Class B                                                                 181               -                              181
     Class C                                                                   1               -                                1
                                                                  --------------  --------------   --------------  --------------
Total                                                                  3,886,904       1,062,603                -       4,949,507
                                                                  ==============  ==============   ==============  ==============

Net Asset Value:
     Offering and redemption price per share, all classes         $         1.00  $         1.00   $               $         1.00
                                                                  ==============  ==============                   ==============


                                                                     Prime         Pegasus
                                                                   Money Market   Money Market                     Proforma
                                                                      Fund           Fund         Adjustments      Combined

ASSETS:
Investments, at amortized cost                                   $    3,107,323  $    2,567,767  $               $    5,675,090
Repurchase agreements, at cost                                          102,434         118,457                         220,891
                                                                 --------------  --------------  --------------  --------------
Total                                                                 3,209,757       2,686,224                       5,895,981

Cash                                                                          1             149                             150
Interest receivable                                                      30,105          21,421                          51,526
Receivable for capital shares issued                                          -           8,068                           8,068
Prepaid expenses and other assets                                            18             347                             365
                                                                 --------------  --------------  --------------  --------------
Total Assets                                                          3,239,881       2,716,209               -       5,956,090
                                                                 --------------  --------------  --------------  --------------

LIABILITIES:
Dividends payable                                                        13,774           5,238                          19,012
Payable for capital shares redeemed                                           -             674                             674
Payable for return of collateral received for securities on loan              -               -                               0
Accrued expenses and other payables:
     Investment advisory fees                                               842             619                           1,461
     Administration fees                                                    416             335                             751
     12b-1 fees                                                             126             709                             835
     Other                                                                  822              82                             904
                                                                 --------------  --------------  --------------  --------------
Total Liabilities                                                        15,980           7,657               -          23,637
                                                                 --------------  --------------  --------------  --------------

NET ASSETS:
Capital                                                               3,223,805       2,708,549                       5,932,354
Undistributed (distributions in excess of)
     net investment income                                                    7               -                               7
Accumulated undistributed net realized
     gains (losses) from investment transactions                             89               3                              92
                                                                 --------------  --------------  --------------  --------------
Net Assets                                                       $    3,223,901  $    2,708,552  $            -  $    5,932,453
                                                                 ==============  ==============  ==============  ==============

Net Assets
     Fiduciary/Class I                                           $    2,616,698  $    1,540,126  $               $    4,156,824
     Class A                                                            605,291       1,167,246                       1,772,537
     Class B                                                              1,912           1,180                           3,092
     Class C                                                                  -               -                               0
                                                                 --------------  --------------  --------------  --------------
Total                                                            $    3,223,901  $    2,708,552  $            -  $    5,932,453
                                                                 ==============  ==============  ==============  ==============

Outstanding units of beneficial interest
     Fiduciary/Class I                                           $    2,616,620  $    1,540,126  $                    4,156,746
     Class A                                                            605,275       1,167,243                       1,772,518
     Class B                                                              1,912           1,180                           3,092
     Class C                                                                  -               -                               0
                                                                 --------------  --------------  --------------  --------------
Total                                                                 3,223,807       2,708,549               -       5,932,356
                                                                 ==============  ==============  ==============  ==============

Net Asset Value:
     Offering and redemption price per share, all classes        $         1.00  $         1.00                  $         1.00
                                                                 ==============  ==============                  ==============

       The One Group Family of Mutual Funds
       Proforma Combined Statements of Assets and Liabilities
       June 30, 1998
       (Amounts in Thousands, except per share amounts)
       (Unaudited)

                                                                               Pegasus
                                                              Municipal       Municipal
                                                            Money Market     Money Market                  Proforma
                                                                Fund            Fund        Adjustments    Combined

ASSETS:
Investments, at amortized cost                              $   613,922     $   797,027      $           $ 1,410,949
Cash                                                              4,548             340                        4,888
Interest receivable                                               2,781           5,624                        8,405
Receivable from brokers for investments sold                     20,790            --                         20,790
Prepaid expenses and other assets                                     3            --                              3
                                                            -----------     -----------      -------     -----------
Total Assets                                                    642,044         802,991          --        1,445,035
                                                            -----------     -----------      -------     -----------

LIABILITIES:
Dividends payable                                                 1,562           1,485                        3,047
Payable to brokers for investments purchased                     37,293          35,088                       72,381
Payable for capital shares redeemed                                --             1,282                        1,282
Accrued expenses and other payables:
     Investment advisory fees                                       126             199                          325
     Administration fees                                             78             100                          178
     12b-1 fees                                                      22             127                          149
     Other                                                           27              45                           72
                                                            -----------     -----------      -------     -----------
Total Liabilities                                                39,108          38,326          --           77,434
                                                            -----------     -----------      -------     -----------

NET ASSETS:
Capital                                                         603,068         764,721                    1,367,789
Undistributed (distributions in excess of)
     net investment income                                         (130)           --                           (130)
Accumulated undistributed net realized
     gains (losses) from investment transactions                     (2)            (56)                         (58)
                                                            -----------     -----------      -------     -----------
Net Assets                                                  $   602,936     $   764,665      $   --      $ 1,367,601
                                                            ===========     ===========      =======     ===========

Net Assets
     Fiduciary/Class I                                      $   498,127     $   555,369      $           $ 1,053,496
     Class A                                                    104,809         209,296                      314,105
                                                            -----------     -----------      -------     -----------
Total                                                       $   602,936     $   764,665      $   --      $ 1,367,601
                                                            ===========     ===========      =======     ===========

Outstanding units of beneficial interest
     Fiduciary/Class I                                          498,245         555,370                    1,053,615
     Class A                                                    104,822         209,350                      314,172
                                                            -----------     -----------      -------     -----------
Total                                                           603,067         764,720          --        1,367,787
                                                            ===========     ===========      =======     ===========

Net Asset Value:
     Offering and redemption price per share, all classes   $      1.00     $      1.00                  $      1.00
                                                            ===========     ===========                  ===========

The One Group Family of Mutual Funds
Proforma Combined Statements of Assets and Liabilities
June 30, 1998
(Amounts in Thousands, except per share amounts)
(Unaudited)

                                                                          Limited
                                                                         Volatility      Pegasus Short
                                                                         Bond Fund         Bond Fund        Adjustments

ASSETS:
Investments, at value                                                  $     619,416     $      254,217     $
Repurchase agreements, at cost                                                44,829                  -
                                                                       -------------     --------------     ------------
Total (cost $908,012; $1,421,675, respectively)                              664,245            254,217                -

Cash                                                                               -                  -
Interest receivable                                                            6,935              2,861
Receivable from brokers for investments sold                                     290              2,014
Receivable for capital shares issued                                              37                  -
Deferred organization costs                                                        -                  9               (9)
Prepaid expenses and other assets                                                  4                 84
                                                                       -------------     --------------     ------------
Total Assets                                                                 671,511            259,185               (9)
                                                                       -------------     --------------     ------------

LIABILITIES:
Dividends payable                                                              2,991                  -
Payable to brokers for investments purchased                                       -                  -
Payable for capital shares redeemed                                               24                  -
Payable for return of collateral received for securities on loan              55,051                  -
Accrued expenses and other payables:
   Investment advisory fees                                                      162                 76
   Administration fees                                                            87                 33
   12b-1 fees                                                                      7                  9
   Other                                                                          87                  9
                                                                       -------------     --------------     ------------
Total Liabilities                                                             58,409                127                -
                                                                       -------------     --------------     ------------

NET ASSETS:
Capital                                                                      617,555            257,919               (9)
Undistributed (distributions in excess of)
   net investment income                                                        (194)              (116)
Accumulated undistributed net realized gains (losses)
   from investment transactions                                              (13,659)               205
Net unrealized appreciation  (depreciation) from
   investments                                                                 9,400              1,050
                                                                       -------------     --------------     ------------
Net Assets                                                             $     613,102     $      259,058     $         (9)
                                                                       =============     ==============     ============

Net Assets
   Fiduciary/Class I                                                   $     592,669     $      244,702     $         (9)
   Class A                                                                    15,582             14,082
   Class B                                                                     4,851                274
   Class C                                                                         -                  -
                                                                       -------------     --------------     ------------
Total                                                                  $     613,102     $      259,058     $         (9)
                                                                       =============     ==============     ============

Outstanding units of beneficial interest
   Fiduciary/Class I                                                          56,405             24,120             (838)
   Class A                                                                     1,484              1,387              (46)
   Class B                                                                       459                 27               (1)
   Class C                                                                         -                  -                -
                                                                       -------------     --------------     ------------
Total                                                                         58,348             25,534             (885)
                                                                       =============     ==============     ============

Net Asset Value:
   Fiduciary/Class I offering and redemption price per share           $       10.51     $        10.15
                                                                       =============     ==============
   Class A
     Redemption price per share                                        $       10.50     $        10.15
                                                                       =============     ==============
     Maximum sales charge                                                       3.00%              1.00%
                                                                       =============     ==============
     Maximum offering price per share (100%/(100%-maximum
          sales charge) of net asset value adjusted to nearest cent)   $       10.82     $        10.25
                                                                       =============     ==============
   Class B offering price per share                                    $       10.57     $        10.06
                                                                       =============     ==============
   Class C offering price per share                                    $           -     $            -
                                                                       =============     ==============

                                                                                                                  Pegasus
                                                                         Proforma           Intermediate        Intermediate
                                                                         Combined            Bond Fund            Bond Fund

ASSETS:
Investments, at value                                                  $     873,633       $      762,006       $      588,321
Repurchase agreements, at cost                                                44,829              100,432                    -
                                                                       -------------       --------------       --------------
Total (cost $908,012; $1,421,675, respectively)                              918,462              862,438              588,321

Cash                                                                               -                    -                    3
Interest receivable                                                            9,796                7,536                5,494
Receivable from brokers for investments sold                                   2,304                3,001                    -
Receivable for capital shares issued                                              37                  311                   95
Deferred organization costs                                                        -                    -                    -
Prepaid expenses and other assets                                                 88                    3                  200
                                                                       -------------       --------------       --------------
Total Assets                                                                 930,687              873,289              594,113
                                                                       -------------       --------------       --------------

LIABILITIES:
Dividends payable                                                              2,991                3,821                   12
Payable to brokers for investments purchased                                       -                    -                   60
Payable for capital shares redeemed                                               24                   11                    4
Payable for return of collateral received for securities on loan              55,051              122,850                    -
Accrued expenses and other payables:
   Investment advisory fees                                                      238                  209                  194
   Administration fees                                                           120                  104                   82
   12b-1 fees                                                                     16                   24                   54
   Other                                                                          96                  111                   27
                                                                       -------------       --------------       --------------
Total Liabilities                                                             58,536              127,130                  433
                                                                       -------------       --------------       --------------

NET ASSETS:
Capital                                                                      875,465              736,895              587,405
Undistributed (distributions in excess of)
   net investment income                                                        (310)                  76                 (346)
Accumulated undistributed net realized gains (losses)
   from investment transactions                                              (13,454)              (4,821)              (8,454)
Net unrealized appreciation  (depreciation) from
   investments                                                                10,450               14,009               15,075
                                                                       -------------       --------------       --------------
Net Assets                                                             $     872,151       $      746,159       $      593,680
                                                                       =============       ==============       ==============

Net Assets
   Fiduciary/Class I                                                   $     837,362       $      680,800       $      506,611
   Class A                                                                    29,664               44,567               86,341
   Class B                                                                     5,125               19,924                  728
   Class C                                                                         -                  868                    -
                                                                       -------------       --------------       --------------
Total                                                                  $     872,151       $      746,159       $      593,680
                                                                       =============       ==============       ==============

Outstanding units of beneficial interest
   Fiduciary/Class I                                                          79,687               67,295               48,224
   Class A                                                                     2,825                4,392                8,222
   Class B                                                                       485                1,970                   70
   Class C                                                                         -                   86                    -
                                                                       -------------       --------------       --------------
Total                                                                         82,997               73,743               56,516
                                                                       =============       ==============       ==============

Net Asset Value:
   Fiduciary/Class I offering and redemption price per share           $       10.51       $        10.12       $        10.51
                                                                       =============       ==============       ==============
   Class A
     Redemption price per share                                        $       10.50       $        10.15       $        10.50
                                                                       =============       ==============       ==============
     Maximum sales charge                                                       3.00%                4.50%                3.00%
                                                                       =============       ==============       ==============
     Maximum offering price per share (100%/(100%-maximum
          sales charge) of net asset value adjusted to nearest cent)   $       10.82       $        10.63       $        10.82
                                                                       =============       ==============       ==============
   Class B offering price per share                                    $       10.57       $        10.12       $        10.41
                                                                       =============       ==============       ==============
   Class C offering price per share                                    $           -       $        10.14       $            -
                                                                       =============       ==============       ==============


                                                                                               Proforma
                                                                         Adjustments           Combined

ASSETS:
Investments, at value                                                    $                 $      1,350,327
Repurchase agreements, at cost                                                                      100,432
                                                                         ------------      ----------------
Total (cost $908,012; $1,421,675, respectively)                                     -             1,450,759

Cash                                                                                                      3
Interest receivable                                                                                  13,030
Receivable from brokers for investments sold                                                          3,001
Receivable for capital shares issued                                                                    406
Deferred organization costs                                                                               0
Prepaid expenses and other assets                                                                       203
                                                                         ------------      ----------------
Total Assets                                                                        -             1,467,402
                                                                         ------------      ----------------

LIABILITIES:
Dividends payable                                                                                     3,833
Payable to brokers for investments purchased                                                             60
Payable for capital shares redeemed                                                                      15
Payable for return of collateral received for securities on loan                                    122,850
Accrued expenses and other payables:
   Investment advisory fees                                                                             403
   Administration fees                                                                                  186
   12b-1 fees                                                                                            78
   Other                                                                                                138
                                                                         ------------      ----------------
Total Liabilities                                                                   -               127,563
                                                                         ------------      ----------------

NET ASSETS:
Capital                                                                                           1,324,300
Undistributed (distributions in excess of)
   net investment income                                                                               (270)
Accumulated undistributed net realized gains (losses)
   from investment transactions                                                                     (13,275)
Net unrealized appreciation  (depreciation) from
   investments                                                                                       29,084
                                                                         ------------      ----------------
Net Assets                                                               $          -      $      1,339,839
                                                                         ============      ================

Net Assets
   Fiduciary/Class I                                                     $                 $      1,187,411
   Class A                                                                                          130,908
   Class B                                                                                           20,652
   Class C                                                                                              868
                                                                         ------------      ----------------
Total                                                                    $          -      $      1,339,839
                                                                         ============      ================

Outstanding units of beneficial interest
   Fiduciary/Class I                                                           (2,519)              113,000
   Class A                                                                       (147)               12,467
   Class B                                                                        (56)                1,984
   Class C                                                                         (3)                   83
                                                                         ------------      ----------------
Total                                                                          (2,725)              127,534
                                                                         ============      ================

Net Asset Value:
   Fiduciary/Class I offering and redemption price per share                               $          10.51
                                                                                           ================
   Class A
     Redemption price per share                                                            $          10.50
                                                                                           ================
     Maximum sales charge                                                                              4.50%
                                                                                           ================
     Maximum offering price per share (100%/(100%-maximum
         sales charge) of net asset value adjusted to nearest cent)                        $          10.99
                                                                                           ================
   Class B offering price per share                                                        $          10.41
                                                                                           ================
   Class C offering price per share                                                        $          10.41
                                                                                           ================

The One Group Family of Mutual Funds
Proforma Combined Statements of Assets and Liabilities
June 30, 1998
(Amounts in Thousands, except per share amounts)
(Unaudited)

                                                                                       Pegasus
                                                                         Income      Multi-Sector                   Proforma
                                                                        Bond Fund     Bond Fund     Adjustments     Combined

ASSETS:
Investments, at value                                                  $   954,388    $   129,914   $              $ 1,084,302
Repurchase agreements, at cost                                             111,685              -                      111,685
                                                                       -----------    -----------   -----------    -----------
Total (cost $1,146,495; $923,467, respectively)                          1,066,073        129,914             -      1,195,987

Cash                                                                             -              2                            2
Interest receivable                                                         11,508          1,327                       12,835
Receivable from brokers for investments sold                                 5,340              -                        5,340
Receivable for capital shares issued                                            23              6                           29
Deferred organization cost                                                       -             15           (15)             -
Prepaid expenses and other assets                                                5            107                          112
                                                                       -----------    -----------   -----------    -----------
Total Assets                                                             1,082,949        131,371           (15)     1,214,305
                                                                       -----------    -----------   -----------    -----------

LIABILITIES:
Dividends payable                                                            4,852              2                        4,854
Payable to brokers for investment purchased                                      -             30                           30
Payable for capital shares redeemed                                             65              -                           65
Payable for return of collateral received for securities on loan           148,916              -                      148,916
Accrued expenses and other payables:
      Investment advisory fees                                                 305             41                          346
      Administration fees                                                      130             15                          145
      12b-1 fees                                                                14              9                           23
      Other                                                                    155             13                          168
                                                                       -----------    -----------   -----------    -----------
Total Liabilities                                                          154,437            110             -        154,547
                                                                       -----------    -----------   -----------    -----------

NET ASSETS:
Capital                                                                    951,477        125,111           (15)     1,076,573
Undistributed (distributions in excess of)
      net investment income                                                    296             29                          325
Accumulated undistributed net realized gains (losses)
      from investment transactions                                         (68,302)         1,670                      (66,632)
Net unrealized appreciation  (depreciation) from
      investments                                                           45,041          4,451                       49,492
                                                                       -----------    -----------   -----------    -----------
Net Assets                                                             $   928,512    $   131,261   $       (15)   $ 1,059,758
                                                                       ===========    ===========   ===========    ===========

Net Assets
      Fiduciary/Class I                                                $   898,263    $   118,498   $       (15)   $ 1,016,746
      Class A                                                               14,738         12,159                       26,897
      Class B                                                               15,511            604                       16,115
                                                                       -----------    -----------   -----------    -----------
Total                                                                  $   928,512    $   131,261   $       (15)   $ 1,059,758
                                                                       ===========    ===========   ===========    ===========

Outstanding units of beneficial interest
      Fiduciary/Class I                                                     94,421         14,643        16,611        125,675
      Class A                                                                1,550          1,504           271          3,325
      Class B                                                                1,617             74           294          1,985
                                                                       -----------    -----------   -----------    -----------
Total                                                                       97,588         16,221        17,176        130,985
                                                                       ===========    ===========   ===========    ===========

Net Asset Value:
      Fiduciary/Class I offering and redemption price per share        $      9.51    $      8.09                  $      8.09
                                                                       ===========    ===========                  ===========
      Class A
        Redemption price per share                                     $      9.51    $      8.09                  $      8.09
                                                                       ===========    ===========                  ===========
        Maximum sales charge                                                  4.50%          3.00%                        4.50%
                                                                       ===========    ===========                  ===========
        Maximum offering price per share (100%/(100%-maximum
             sales charge) of net asset value adjusted to nearest
             cent)                                                     $      9.96    $      8.34                  $      8.47
                                                                       ===========    ===========                  ===========
        Class B offering price per share                               $      9.59    $      8.12                  $      8.12
                                                                       ===========    ===========                  ===========


                                                                                        Pegasus
                                                                        Intermediate  Intermediate
                                                                         Tax-Free      Municipal                   Proforma
                                                                        Bond Fund      Bond Fund   Adjustments     Combined

ASSETS:
Investments, at value                                                  $   511,831   $   454,484   $             $   966,315
Repurchase agreements, at cost                                                   -             -                           -
                                                                       -----------   -----------   -----------   -----------
Total (cost $1,146,495; $923,467, respectively)                            511,831       454,484             -       966,315

Cash                                                                             5             -                           5
Interest receivable                                                          6,855         7,459                      14,314
Receivable from brokers for investments sold                                 9,946             -                       9,946
Receivable for capital shares issued                                            12             2                          14
Deferred organization cost                                                       -            16           (16)            -
Prepaid expenses and other assets                                                3            49                          52
                                                                       -----------   -----------   -----------   -----------
Total Assets                                                               528,652       462,010           (16)      990,646
                                                                       -----------   -----------   -----------   -----------

LIABILITIES:
Dividends payable                                                            1,942            20                       1,962
Payable to brokers for investment purchased                                 12,545         6,968                      19,513
Payable for capital shares redeemed                                              -             -                           -
Payable for return of collateral received for securities on loan                 -             -                           -
Accrued expenses and other payables:
      Investment advisory fees                                                 162           146                         308
      Administration fees                                                       71            54                         125
      12b-1 fees                                                                 7            14                          21
      Other                                                                     65            29                          94
                                                                       -----------   -----------   -----------   -----------
Total Liabilities                                                           14,792         7,231             -        22,023
                                                                       -----------   -----------   -----------   -----------

NET ASSETS:
Capital                                                                    486,040       435,465           (16)      921,489
Undistributed (distributions in excess of)
      net investment income                                                    233            65                         298
Accumulated undistributed net realized gains (losses)
      from investment transactions                                           3,710           278                       3,988
Net unrealized appreciation  (depreciation) from
      investments                                                           23,877        18,971                      42,848
                                                                       -----------   -----------   -----------   -----------
Net Assets                                                             $   513,860   $   454,779   $       (16)  $   968,623
                                                                       ===========   ===========   ===========   ===========

Net Assets
      Fiduciary/Class I                                                $   493,686   $   433,801   $       (16)  $   927,471
      Class A                                                               14,515        20,177                      34,692
      Class B                                                                5,659           801                       6,460
                                                                       -----------   -----------   -----------   -----------
Total                                                                  $   513,860   $   454,779   $       (16)  $   968,623
                                                                       ===========   ===========   ===========   ===========

Outstanding units of beneficial interest
      Fiduciary/Class I                                                     44,291        35,261         3,643        83,195
      Class A                                                                1,303         1,640           171         3,114
      Class B                                                                  507            65             7           579
                                                                       -----------   -----------   -----------   -----------
Total                                                                       46,101        36,966         3,821        86,888
                                                                       ===========   ===========   ===========   ===========

Net Asset Value:
      Fiduciary/Class I offering and redemption price per share        $     11.15   $     12.30                 $     11.15
                                                                       ===========   ===========                 ===========
      Class A
        Redemption price per share                                     $     11.14   $     12.30                 $     11.14
                                                                       ===========   ===========                 ===========
        Maximum sales charge                                                  4.50%         3.00%                       4.50%
                                                                       ===========   ===========                 ===========
        Maximum offering price per share (100%/(100%-maximum
             sales charge) of net asset value adjusted to nearest
             cent)                                                     $     11.66   $     12.68                 $     11.66
                                                                       ===========   ===========                 ===========
      Class B offering price per share                                 $     11.16   $     12.29                 $     11.16
                                                                       ===========   ===========                 ===========

The One Group Family of Mutual Funds
Proforma Combined Statements of Assets and Liabilities
June 30, 1998
(Amounts in Thousands, except per share amounts)
(Unaudited)

                                                                                           Pegasus
                                                                        Income Equity   Equity Income
                                                                            Fund             Fund         Adjustments

ASSETS:
Investments, at value                                                  $      996,472   $      325,743   $
Repurchase agreements, at cost                                                 32,051                -
                                                                       --------------   --------------   --------------
Total (cost $818,363; $1,452,803, respectively)                             1,028,523          325,743                -

Cash                                                                                1                -
Interest & dividends receivable                                                 1,983              554
Receivable from brokers for investments sold                                    1,408            2,129
Receivable for capital shares issued                                              640                6
Deferred organization cost                                                          -               23              (23)
Prepaid expenses and other assets                                                   5              113
                                                                       --------------   --------------   --------------
Total Assets                                                                1,032,560          328,568              (23)
                                                                       --------------   --------------   --------------

LIABILITIES:
Dividends payable                                                                 789               11
Payable for capital shares redeemed                                               175                4
Payable for return of collateral received for securities on loan               52,967                -
Payable to brokers for investments purchased                                    1,351               28
Net payable for variation margin on futures contracts                               -                -
Accrued expenses and other payables:
      Investment advisory fees                                                    588              129
      Administration fees                                                         135               39
      12b-1 fees                                                                  157               18
      Other                                                                       230               18
                                                                       --------------   --------------   --------------
Total Liabilities                                                              56,392              247                -
                                                                       --------------   --------------   --------------

NET ASSETS:
Capital                                                                       447,045          267,637              (23)
Undistributed (distributions in excess of)
      net investment income                                                       162              105
Accumulated undistributed net realized gains (losses)
      from investment and futures transactions                                 50,125            3,512
Net unrealized appreciation  (depreciation) from
      investments and futures                                                 478,836           57,067
                                                                       --------------   --------------   --------------
Net Assets                                                             $      976,168   $      328,321   $          (23)
                                                                       ==============   ==============   ==============

Net Assets
      Fiduciary/Class I                                                $      691,878   $      311,286   $          (23)
      Class A                                                                 117,682           13,397
      Class B                                                                 165,813            3,638
      Class C                                                                     795                -
                                                                       --------------   --------------   --------------
Total                                                                  $      976,168   $      328,321   $          (23)
                                                                       ==============   ==============   ==============

Outstanding units of beneficial interest
      Fiduciary/Class I                                                        28,742           25,036          (12,104)
      Class A                                                                   4,895            1,075             (518)
      Class B                                                                   6,886              292             (141)
      Class C                                                                      33                -                -
                                                                       --------------   --------------   --------------
Total                                                                          40,556           26,403          (12,763)
                                                                       ==============   ==============   ==============

Net Asset Value:
      Fiduciary/Class I offering and redemption price per share        $        24.07   $        12.43
                                                                       ==============   ==============
      Class A
        Redemption price per share                                     $        24.04   $        12.47
                                                                       ==============   ==============
        Maximum sales charge                                                     4.50%            5.00%
                                                                       ==============   ==============
        Maximum offering price per share (100%/(100%-maximum
             sales charge) of net asset value adjusted to nearest
             cent)                                                     $        25.17   $        13.13
                                                                       ==============   ==============
      Class B offering price per share                                 $        24.08   $        12.47
                                                                       ==============   ==============
      Class C offering price per share                                 $        24.08   $            -
                                                                       ==============   ==============

                                                                                                             Pegasus
                                                                           Proforma         Equity Index    Equity Index
                                                                           Combined            Fund            Fund

ASSETS:
Investments, at value                                                   $    1,322,215   $    1,286,410   $      981,306
Repurchase agreements, at cost                                                  32,051           72,011                -
                                                                        --------------   --------------   --------------
Total (cost $818,363; $1,452,803, respectively)                              1,354,266        1,358,421          981,306

Cash                                                                                 1                -                -
Interest & dividends receivable                                                  2,537            1,250            1,033
Receivable from brokers for investments sold                                     3,537            1,775                -
Receivable for capital shares issued                                               646            4,686              224
Deferred organization cost                                                           -                -                -
Prepaid expenses and other assets                                                  118                4              245
                                                                        --------------   --------------   --------------
Total Assets                                                                 1,361,105        1,366,136          982,808
                                                                        --------------   --------------   --------------

LIABILITIES:
Dividends payable                                                                  800              707                2
Payable for capital shares redeemed                                                179              183               13
Payable for return of collateral received for securities on loan                52,967          114,880                -
Payable to brokers for investments purchased                                     1,379            4,321            1,104
Net payable for variation margin on futures contracts                                -              158                -
Accrued expenses and other payables:
      Investment advisory fees                                                     717               99               81
      Administration fees                                                          174              119              121
      12b-1 fees                                                                   175              323              169
      Other                                                                        248              568               28
                                                                        --------------   --------------   --------------
Total Liabilities                                                               56,639          121,358            1,518
                                                                        --------------   --------------   --------------

NET ASSETS:
Capital                                                                        714,659          780,024          521,392
Undistributed (distributions in excess of)
      net investment income                                                        267               88              208
Accumulated undistributed net realized gains (losses)
      from investment and futures transactions                                  53,637           20,942           16,205
Net unrealized appreciation  (depreciation) from
      investments and futures                                                  535,903          443,724          443,485
                                                                        --------------   --------------   --------------
Net Assets                                                              $    1,304,466   $    1,244,778   $      981,290
                                                                        ==============   ==============   ==============

Net Assets
      Fiduciary/Class I                                                 $    1,003,141   $      671,422   $      697,422
      Class A                                                                  131,079          218,518          281,046
      Class B                                                                  169,451          351,624            2,822
      Class C                                                                      795            3,214                -
                                                                        --------------   --------------   --------------
Total                                                                   $    1,304,466   $    1,244,778   $      981,290
                                                                        ==============   ==============   ==============

Outstanding units of beneficial interest
      Fiduciary/Class I                                                         41,674           24,719           28,109
      Class A                                                                    5,452            8,049           11,333
      Class B                                                                    7,037           12,959              188
      Class C                                                                       33              118                -
                                                                        --------------   --------------   --------------
Total                                                                           54,196           45,845           39,630
                                                                        ==============   ==============   ==============

Net Asset Value:
      Fiduciary/Class I offering and redemption price per share         $        24.07   $        27.16   $        24.81
                                                                        ==============   ==============   ==============
      Class A
        Redemption price per share                                      $        24.04   $        27.15   $        24.80
                                                                        ==============   ==============   ==============
        Maximum sales charge                                                      4.50%            4.50%            3.00%
                                                                        ==============   ==============   ==============
        Maximum offering price per share (100%/(100%-maximum
             sales charge) of net asset value adjusted to nearest
             cent)                                                      $        25.17   $        28.43   $        25.57
                                                                        ==============   ==============   ==============
      Class B offering price per share                                  $        24.08   $        27.13   $        14.99
                                                                        ==============   ==============   ==============
      Class C offering price per share                                  $        24.08   $        27.14   $            -
                                                                        ==============   ==============   ==============


                                                                                            Proforma
                                                                         Adjustments        Combined

ASSETS:
Investments, at value                                                   $                $    2,267,716
Repurchase agreements, at cost                                                                   72,011
                                                                        --------------   --------------
Total (cost $818,363; $1,452,803, respectively)                                      -        2,339,727

Cash                                                                                                  -
Interest & dividends receivable                                                                   2,283
Receivable from brokers for investments sold                                                      1,775
Receivable for capital shares issued                                                              4,910
Deferred organization cost                                                                            -
Prepaid expenses and other assets                                                                   249
                                                                        --------------   --------------
Total Assets                                                                         -        2,348,944
                                                                        --------------   --------------

LIABILITIES:
Dividends payable                                                                                   709
Payable for capital shares redeemed                                                                 196
Payable for return of collateral received for securities on loan                                114,880
Payable to brokers for investments purchased                                                      5,425
Net payable for variation margin on futures contracts                                               158
Accrued expenses and other payables:
      Investment advisory fees                                                                      180
      Administration fees                                                                           240
      12b-1 fees                                                                                    492
      Other                                                                                         596
                                                                        --------------   --------------
Total Liabilities                                                                    -          122,876
                                                                        --------------   --------------

NET ASSETS:
Capital                                                                                       1,301,416
Undistributed (distributions in excess of)
      net investment income                                                                         296
Accumulated undistributed net realized gains (losses)
      from investment and futures transactions                                                   37,147
Net unrealized appreciation  (depreciation) from
      investments and futures                                                                   887,209
                                                                        --------------   --------------
Net Assets                                                              $            -   $    2,226,068
                                                                        ==============   ==============

Net Assets
      Fiduciary/Class I                                                 $                $    1,368,844
      Class A                                                                                   499,564
      Class B                                                                                   354,446
      Class C                                                                                     3,214
                                                                        --------------   --------------
Total                                                                   $            -   $    2,226,068
                                                                        ==============   ==============

Outstanding units of beneficial interest
      Fiduciary/Class I                                                         (2,431)          50,397
      Class A                                                                     (981)          18,401
      Class B                                                                      (84)          13,063
      Class C                                                                        -              118
                                                                        --------------   --------------
Total                                                                           (3,496)          81,979
                                                                        ==============   ==============

Net Asset Value:
      Fiduciary/Class I offering and redemption price per share                          $        27.16
                                                                                         ==============
      Class A
        Redemption price per share                                                       $        27.15
                                                                                         ==============
        Maximum sales charge                                                                       4.50%
                                                                                         ==============
        Maximum offering price per share (100%/(100%-maximum
             sales charge) of net asset value adjusted to nearest cent)                  $        28.43
                                                                                         ==============
      Class B offering price per share                                                   $        27.13
                                                                                         ==============
      Class C offering price per share                                                   $        27.14
                                                                                         ==============

The One Group Family of Mutual Funds
Proforma Combined Statements of Assets and Liabilities
June 30, 1998
(Amounts in Thousands, except per share amounts)
(Unaudited)

                                                                                        Pegasus
                                                                   Value Growth       Growth & Value
                                                                      Fund                Fund            Adjustments

ASSETS:
Investments, at value                                          $       740,240     $      1,231,149     $
Repurchase agreements, at cost                                          46,166                    -
                                                               ---------------     ----------------     ------------
Total (cost $1,480,823; $1,209,164, respectively)                      786,406            1,231,149                -

Cash                                                                         1                    -
Interest & dividends receivable                                            713                  888
Receivable from brokers for investments sold                                 -                    -
Receivable for capital shares issued                                       637                  554
Prepaid expenses and other assets                                            3                  226
                                                               ---------------     ----------------     ------------
Total Assets                                                           787,760            1,232,817                -
                                                               ---------------     ----------------     ------------

LIABILITIES:
Dividends payable                                                          179                    7
Payable for capital shares redeemed                                          7                  151
Payable for return of collateral received for securities on loan        49,140                    -
Payable to brokers for investments purchased                                 -                4,130
Net payable for variation margin on futures contracts                      106                  204
Accrued expenses and other payables:
   Investment advisory fees                                                435                  590
   Administration fees                                                      99                  148
   12b-1 fees                                                               36                  185
   Other                                                                   183                   31
                                                               ---------------     ----------------     ------------
Total Liabilities                                                       50,185                5,446                -
                                                               ---------------     ----------------     ------------

NET ASSETS:
Capital                                                                525,615              827,813
Undistributed (distributions in excess of)
   net investment income                                                    53                  171
Accumulated undistributed net realized gains (losses)
   from investment and futures transactions                             42,561               31,084
Net unrealized appreciation  (depreciation) from
   investments and futures                                             169,346              368,303
                                                               ---------------     ----------------     ------------
Net Assets                                                     $       737,575     $      1,227,371     $          -
                                                               ===============     ================     ============

Net Assets
   Fiduciary/Class I                                           $       630,340     $        953,308     $
   Class A                                                              80,500              264,450
   Class B                                                              25,501                9,613
   Class C                                                               1,234                    -
                                                               ---------------     ----------------     ------------
Total                                                          $       737,575     $      1,227,371     $          -
                                                               ===============     ================     ============

Outstanding units of beneficial interest
   Fiduciary/Class I                                                    46,646               56,216           14,347
   Class A                                                               5,964               15,605            3,984
   Class B                                                               1,902                  939             (222)
   Class C                                                                  92                    -                -
                                                               ---------------     ----------------     ------------
Total                                                                   54,604               72,760           18,109
                                                               ===============     ================     ============

Net Asset Value:
   Fiduciary/Class I offering and redemption price per share   $         13.51     $          16.96
                                                               ===============     ================
   Class A
     Redemption price per share                                $         13.50     $          16.95
                                                               ===============     ================
     Maximum sales charge                                                 4.50%                5.00%
                                                               ===============     ================
     Maximum offering price per share (100%/(100%-maximum
          sales charge) of net asset value adjusted
          to nearest cent                                      $         14.14     $          17.84
                                                               ===============     ================
   Class B offering price per share                            $         13.40     $          10.24
                                                               ===============     ================
   Class C offering price per share                            $         13.47     $              -
                                                               ===============     ================

                                                                                              Disciplined            Intrinsic
                                                                     Proforma                    Value                 Value
                                                                     Combined                    Fund                  Fund

ASSETS:
Investments, at value                                          $      1,971,389             $       708,291       $       683,536
Repurchase agreements, at cost                                           46,166                      50,417                     -
                                                               ----------------             ---------------       ---------------
Total (cost $1,480,823; $1,209,164, respectively)                     2,017,555                     758,708               683,536

Cash                                                                          1                         203                     4
Interest & dividends receivable                                           1,601                         672                   755
Receivable from brokers for investments sold                                  -                      75,046                     -
Receivable for capital shares issued                                      1,191                          75                   205
Prepaid expenses and other assets                                           229                           4                    90
                                                               ----------------             ---------------       ---------------
Total Assets                                                          2,020,577                     834,708               684,590
                                                               ----------------             ---------------       ---------------

LIABILITIES:
Dividends payable                                                           186                         499                    12
Payable for capital shares redeemed                                         158                          25                    22
Payable for return of collateral received for securities on loan         49,140                      59,486                     -
Payable to brokers for investments purchased                              4,130                      79,792                   936
Net payable for variation margin on futures contracts                       310                           -                    79
Accrued expenses and other payables:
   Investment advisory fees                                               1,025                         415                   337
   Administration fees                                                      247                          96                    84
   12b-1 fees                                                               221                          30                    93
   Other                                                                    214                         156                    16
                                                               ----------------             ---------------       ---------------
Total Liabilities                                                        55,631                     140,499                 1,579
                                                               ----------------             ---------------       ---------------

NET ASSETS:
Capital                                                               1,353,428                     501,412               540,750
Undistributed (distributions in excess of)
   net investment income                                                    224                           1                   (50)
Accumulated undistributed net realized gains (losses)
   from investment and futures transactions                              73,645                      84,723                16,999
Net unrealized appreciation  (depreciation) from
   investments and futures                                              537,649                     108,073               125,312
                                                               ----------------             ---------------       ---------------
Net Assets                                                     $      1,964,946             $       694,209       $       683,011
                                                               ================             ===============       ===============

Net Assets
   Fiduciary/Class I                                           $      1,583,648             $       634,671       $       545,391
   Class A                                                              344,950                      29,443               132,278
   Class B                                                               35,114                      30,095                 5,342
   Class C                                                                1,234                           -                     -
                                                               ----------------             ---------------       ---------------
Total                                                          $      1,964,946             $       694,209       $       683,011
                                                               ================             ===============       ===============

Outstanding units of beneficial interest
   Fiduciary/Class I                                                    117,209                      37,560                34,019
   Class A                                                               25,553                       1,739                 8,255
   Class B                                                                2,619                       1,786                   470
   Class C                                                                   92                           -                     -
                                                               ----------------             ---------------       ---------------
Total                                                                   145,473                      41,085                42,744
                                                               ================             ===============       ===============

Net Asset Value:
   Fiduciary/Class I offering and redemption price per share   $          13.51             $         16.90       $         16.03
                                                               ================             ===============       ===============
   Class A
     Redemption price per share                                $          13.50             $         16.93       $         16.02
                                                               ================             ===============       ===============
     Maximum sales charge                                                  4.50%                       4.50%                 5.00%
                                                               ================             ===============       ===============
     Maximum offering price per share (100%/(100%-maximum
          sales charge) of net asset value adjusted
          to nearest cent                                      $          14.14             $         17.73       $         16.86
                                                               ================             ===============       ===============
   Class B offering price per share                            $          13.40             $         16.85       $         11.37
                                                               ================             ===============       ===============
   Class C offering price per share                            $          13.47             $             -       $             -
                                                               ================             ===============       ===============


                                                                                          Proforma
                                                                     Adjustments          Combined

ASSETS:
Investments, at value                                               $                 $     1,391,827
Repurchase agreements, at cost                                                                 50,417
                                                                    ------------      ---------------
Total (cost $1,480,823; $1,209,164, respectively)                              -            1,442,244

Cash                                                                                              207
Interest & dividends receivable                                                                 1,427
Receivable from brokers for investments sold                                                   75,046
Receivable for capital shares issued                                                              280
Prepaid expenses and other assets                                                                  94
                                                                    ------------      ---------------
Total Assets                                                                   -            1,519,298
                                                                    ------------      ---------------

LIABILITIES:
Dividends payable                                                                                 511
Payable for capital shares redeemed                                                                47
Payable for return of collateral received for securities on loan                               59,486
Payable to brokers for investments purchased                                                   80,728
Net payable for variation margin on futures contracts                                              79
Accrued expenses and other payables:
   Investment advisory fees                                                                       752
   Administration fees                                                                            180
   12b-1 fees                                                                                     123
   Other                                                                                          172
                                                                    ------------      ---------------
Total Liabilities                                                              -              142,078
                                                                    ------------      ---------------

NET ASSETS:
Capital                                                                                     1,042,162
Undistributed (distributions in excess of)
   net investment income                                                                          (49)
Accumulated undistributed net realized gains (losses)
   from investment and futures transactions                                                   101,722
Net unrealized appreciation  (depreciation) from
   investments and futures                                                                    233,385
                                                                    ------------      ---------------
Net Assets                                                          $          -      $     1,377,220
                                                                    ============      ===============

Net Assets
   Fiduciary/Class I                                                $                 $     1,180,062
   Class A                                                                                    161,721
   Class B                                                                                     35,437
   Class C                                                                                          -
                                                                    ------------      ---------------
Total                                                               $          -      $     1,377,220
                                                                    ============      ===============

Outstanding units of beneficial interest
   Fiduciary/Class I                                                      (1,747)              69,832
   Class A                                                                  (442)               9,552
   Class B                                                                  (153)               2,103
   Class C                                                                     -                    -
                                                                    ------------      ---------------
Total                                                                     (2,342)              81,487
                                                                    ============      ===============

Net Asset Value:
   Fiduciary/Class I offering and redemption price per share                          $         16.90
                                                                                      ===============
   Class A
     Redemption price per share                                                       $         16.93
                                                                                      ===============
     Maximum sales charge                                                                        4.50%
                                                                                      ===============
     Maximum offering price per share (100%/(100%-maximum
          sales charge) of net asset value adjusted
          to nearest cent                                                             $         17.73
                                                                                      ===============
   Class B offering price per share                                                   $         16.85
                                                                                      ===============
   Class C offering price per share                                                   $             -
                                                                                      ===============

The One Group Family of Mutual Funds
Proforma Combined Statements of Assets and Liabilities
June 30, 1998
(Amounts in Thousands, except per share amounts)
(Unaudited)

                                                                Large Company        Pegasus
                                                                   Growth             Growth                           Proforma
                                                                    Fund               Fund        Adjustments         Combined

ASSETS:
Investments, at value                                          $   2,064,976     $      846,249   $                 $   2,911,225
Repurchase agreements, at cost                                        97,697                  -                            97,697
                                                               -------------     --------------   ------------      -------------
Total (cost $1,927,578)                                            2,162,673            846,249              -          3,008,922

Cash                                                                       1                  -                                 1
Interest & dividends receivable                                        1,975                360                             2,335
Receivable from brokers for investments sold                          86,533              1,461                            87,994
Receivable for capital shares issued                                     882                235                             1,117
Net receivable for variation margin on futures contracts                   -                  -                                 -
Deferred organization cost                                                 -                 27            (27)                 -
Prepaid expenses and other assets                                          8                156                               164
                                                               -------------     --------------   ------------      -------------
Total Assets                                                       2,252,072            848,488            (27)         3,100,533
                                                               -------------     --------------   ------------      -------------

LIABILITIES:
Payable for capital shares redeemed                                      213                 51                               264
Payable for return of collateral received for securities on loan     177,147                  -                           177,147
Payable to brokers for investments purchased                          81,870                145                            82,015
Net payable for variation margin on futures contracts                      -                 43                                43
Accrued expenses and other payables:
   Investment advisory fees                                            1,160                349                             1,509
   Administration fees                                                   265                 87                               352
   12b-1 fees                                                            257                 80                               337
   Other                                                                 532                 18                               550
                                                               -------------     --------------   ------------      -------------
Total Liabilities                                                    261,444                773              -            262,217
                                                               -------------     --------------   ------------      -------------

NET ASSETS:
Capital                                                            1,095,916            481,208            (27)         1,577,097
Undistributed (distributions in excess of)
   net investment income                                                   -               (644)                             (644)
Accumulated undistributed net realized gains (losses)
   from investment, futures and options transactions                 175,943              4,602                           180,545
Net unrealized appreciation  (depreciation) from
   investments, futures and options transactions                     718,769            362,549                         1,081,318
                                                               -------------     --------------   ------------      -------------
Net Assets                                                     $   1,990,628     $      847,715   $        (27)     $   2,838,316
                                                               =============     ==============   ============      =============

Net Assets
   Fiduciary/Class I                                           $   1,510,521     $      733,610   $        (27)     $   2,244,104
   Class A                                                           199,051            109,752                           308,803
   Class B                                                           280,564              4,353                           284,917
   Class C                                                               492                  -                               492
                                                               -------------     --------------   ------------      -------------
Total                                                          $   1,990,628     $      847,715   $        (27)     $   2,838,316
                                                               =============     ==============   ============      =============

Outstanding units of beneficial interest
   Fiduciary/Class I                                                  66,523             43,204        (10,902)            98,825
   Class A                                                             8,534              6,472         (1,766)            13,240
   Class B                                                            12,341                262            (70)            12,533
   Class C                                                                22                  -              -                 22
                                                               -------------     --------------   ------------      -------------
Total                                                                 87,420             49,938        (12,738)           124,620
                                                               =============     ==============   ============      =============

Net Asset Value:
   Fiduciary/Class I offering and redemption price per share   $       22.71     $        16.98                     $       22.71
                                                               =============     ==============                     =============
   Class A
     Redemption price per share                                $       23.32     $        16.96                     $       23.32
                                                               =============     ==============                     =============
     Maximum sales charge                                               4.50%              5.00%                             4.50%
                                                               =============     ==============                     =============
     Maximum offering price per share (100%/(100%-maximum
          sales charge) of net asset value adjusted
          to nearest cent                                      $       24.42     $        17.85                     $       24.42
                                                               =============     ==============                     =============
   Class B offering price per share                            $       22.73     $        16.64                     $       22.73
                                                               =============     ==============                     =============
   Class C offering price per share                            $       22.57     $            -                     $       22.57
                                                               =============     ==============                     =============

The One Group Family of Mutual Funds
Proforma Combined Statements of Assets and Liabilities
June 30, 1998
(Amounts in Thousands, except per share amounts)
(Unaudited)                                                                                  Pegasus
                                                                          Investor        Managed Assets
                                                                           Growth             Growth
                                                                            Fund               Fund          Adjustments

ASSETS:
Investments, at value (cost $220,706; 478,319, respectively)           $     217,257     $       21,878     $
Cash                                                                           1,265                  -
Interest & dividends receivable                                                  188                  -
Receivable from brokers for investments sold                                   1,500                  -
Receivable for capital shares issued                                             735                101
Receivable from advisor                                                           31                  -
Deferred organization cost                                                         -                  -
Prepaid expenses and other assets                                                  1                 44
                                                                       -------------     --------------     ------------
Total Assets                                                                 220,977             22,023                -
                                                                       -------------     --------------     ------------

LIABILITIES:
Dividends payable                                                                 84                  1
Payable for capital shares redeemed                                               42                 13
Payable to brokers for investments purchased                                       -                 59
Accrued expenses and other payables:
   Investment advisory fees                                                        9                 11
   Administration fees                                                             -                  3
   12b-1 fees                                                                     70                 30
   Other                                                                          73                  6
                                                                       -------------     --------------     ------------
Total Liabilities                                                                278                123                -
                                                                       -------------     --------------     ------------

NET ASSETS:
Capital                                                                      197,904             21,075
Undistributed (distributions in excess of)
   net investment income                                                       2,138                 (7)
Accumulated undistributed net realized gains (losses)
   from investment transactions                                                2,515                545
Net unrealized appreciation  (depreciation) from
   investments                                                                18,142                287
                                                                       -------------     --------------     ------------
Net Assets                                                             $     220,699     $       21,900     $          -
                                                                       =============     ==============     ============

Net Assets
   Fiduciary/Class I                                                   $      86,355     $        1,583     $
   Class A                                                                    55,057              9,404
   Class B                                                                    70,515             10,913
   Class C                                                                     8,772                  -
                                                                       -------------     --------------     ------------
Total                                                                  $     220,699     $       21,900     $          -
                                                                       =============     ==============     ============

Outstanding units of beneficial interest
   Fiduciary/Class I                                                           6,451                132              (14)
   Class A                                                                     4,131                788              (83)
   Class B                                                                     5,236                928             (118)
   Class C                                                                       658                  -                -
                                                                       -------------     --------------     ------------
Total                                                                         16,476              1,848             (215)
                                                                       =============     ==============     ============

Net Asset Value:
   Fiduciary/Class I offering and redemption price per share           $       13.39     $        12.00
                                                                       =============     ==============
   Class A
     Redemption price per share                                        $       13.33     $        11.94
                                                                       =============     ==============
     Maximum sales charge                                                       4.50%              5.00%
                                                                       =============     ==============
     Maximum offering price per share (100%/(100%-maximum
          sales charge) of net asset value adjusted to nearest cent)   $       13.96     $        12.57
                                                                       =============     ==============
   Class B offering price per share                                    $       13.47     $        11.76
                                                                       =============     ==============
   Class C offering price per share                                    $       13.34     $            -
                                                                       =============     ==============

                                                                                                                   Pegasus
                                                                                           Investor Growth      Managed Assets
                                                                          Proforma            & Income             Balanced
                                                                          Combined              Fund                 Fund

ASSETS:
Investments, at value (cost $220,706; 478,319, respectively)           $     239,135      $      226,522       $      277,312
Cash                                                                           1,265                 819                    -
Interest & dividends receivable                                                  188                 400                    -
Receivable from brokers for investments sold                                   1,500               1,500                    -
Receivable for capital shares issued                                             836               1,099                  297
Receivable from advisor                                                           31                   9                    -
Deferred organization cost                                                         -                   -                    5
Prepaid expenses and other assets                                                 45                   1                  155
                                                                       -------------      --------------       --------------
Total Assets                                                                 243,000             230,350              277,769
                                                                       -------------      --------------       --------------

LIABILITIES:
Dividends payable                                                                 85                 300                    6
Payable for capital shares redeemed                                               55                  33                   51
Payable to brokers for investments purchased                                      59                   -                  137
Accrued expenses and other payables:                                                                   -                    -
   Investment advisory fees                                                       20                   9                  146
   Administration fees                                                             3                   -                   33
   12b-1 fees                                                                    100                  78                  136
   Other                                                                          79                  99                   31
                                                                       -------------      --------------       --------------
Total Liabilities                                                                401                 519                  540
                                                                       -------------      --------------       --------------

NET ASSETS:
Capital                                                                      218,979             207,764              260,561
Undistributed (distributions in excess of)
   net investment income                                                       2,131               2,062                  (67)
Accumulated undistributed net realized gains (losses)
   from investment transactions                                                3,060               2,135                9,090
Net unrealized appreciation  (depreciation) from
   investments                                                                18,429              17,870                7,645
                                                                       -------------      --------------       --------------
Net Assets                                                             $     242,599      $      229,831       $      277,229
                                                                       =============      ==============       ==============

Net Assets
   Fiduciary/Class I                                                   $      87,938      $       98,060       $       92,326
   Class A                                                                    64,461              39,874              169,028
   Class B                                                                    81,428              85,468               15,875
   Class C                                                                     8,772               6,429                    -
                                                                       -------------      --------------       --------------
Total                                                                  $     242,599      $      229,831       $      277,229
                                                                       =============      ==============       ==============

Outstanding units of beneficial interest
   Fiduciary/Class I                                                           6,569               7,803                7,824
   Class A                                                                     4,836               3,142               14,299
   Class B                                                                     6,046               6,761                1,198
   Class C                                                                       658                 513                    -
                                                                       -------------      --------------       --------------
Total                                                                         18,109              18,219               23,321
                                                                       =============      ==============       ==============

Net Asset Value:
   Fiduciary/Class I offering and redemption price per share           $       13.39      $        12.57       $        11.80
                                                                       =============      ==============       ==============
   Class A
     Redemption price per share                                        $       13.33      $        12.69       $        11.82
                                                                       =============      ==============       ==============
     Maximum sales charge                                                       4.50%               4.50%                5.00%
                                                                       =============      ==============       ==============
     Maximum offering price per share (100%/(100%-maximum
          sales charge) of net asset value adjusted to nearest cent)   $       13.96      $        13.29       $        12.44
                                                                       =============      ==============       ==============
   Class B offering price per share                                    $       13.47      $        12.64       $        13.25
                                                                       =============      ==============       ==============
   Class C offering price per share                                    $       13.34      $        12.54       $            -
                                                                       =============      ==============       ==============



                                                                                              Proforma
                                                                        Adjustments           Combined

ASSETS:
Investments, at value (cost $220,706; 478,319, respectively)           $                 $        503,834
Cash                                                                                                  819
Interest & dividends receivable                                                                       400
Receivable from brokers for investments sold                                                        1,500
Receivable for capital shares issued                                                                1,396
Receivable from advisor                                                                                 9
Deferred organization cost                                                       (5)                    -
Prepaid expenses and other assets                                                                     156
                                                                       ------------      ----------------
Total Assets                                                                     (5)              508,114
                                                                       ------------      ----------------

LIABILITIES:
Dividends payable                                                                                     306
Payable for capital shares redeemed                                                                    84
Payable to brokers for investments purchased                                                          137
Accrued expenses and other payables:                                                                    -
   Investment advisory fees                                                                           155
   Administration fees                                                                                 33
   12b-1 fees                                                                                         214
   Other                                                                                              130
                                                                       ------------      ----------------
Total Liabilities                                                                 -                 1,059
                                                                       ------------      ----------------

NET ASSETS:
Capital                                                                          (5)              468,320
Undistributed (distributions in excess of)
   net investment income                                                                            1,995
Accumulated undistributed net realized gains (losses)
   from investment transactions                                                                    11,225
Net unrealized appreciation  (depreciation) from
   investments                                                                                     25,515
                                                                       ------------      ----------------
Net Assets                                                             $         (5)     $        507,055
                                                                       ============      ================

Net Assets
   Fiduciary/Class I                                                   $         (5)     $        190,381
   Class A                                                                                        208,902
   Class B                                                                                        101,343
   Class C                                                                                          6,429
                                                                       ------------      ----------------
Total                                                                  $         (5)     $        507,055
                                                                       ============      ================

Outstanding units of beneficial interest
   Fiduciary/Class I                                                           (479)               15,148
   Class A                                                                     (979)               16,462
   Class B                                                                       58                 8,017
   Class C                                                                        -                   513
                                                                       ------------      ----------------
Total                                                                        (1,400)               40,140
                                                                       ============      ================

Net Asset Value:
   Fiduciary/Class I offering and redemption price per share                             $          12.57
                                                                                         ================
   Class A
     Redemption price per share                                                          $          12.69
                                                                                         ================
     Maximum sales charge                                                                            4.50%
                                                                                         ================
     Maximum offering price per share (100%/(100%-maximum
          sales charge) of net asset value adjusted to nearest cent)                     $          13.29
                                                                                         ================
   Class B offering price per share                                                      $          12.64
                                                                                         ================
   Class C offering price per share                                                      $          12.54
                                                                                         ================

The One Group Family of Mutual Funds
Proforma Combined Statements of Assets and Liabilities
June 30, 1998
(Amounts in Thousands, except per share amounts)
(Unaudited)

                                                                                            Pegasus
                                                                           Investor      Managed Assets
                                                                           Balanced       Conservative
                                                                             Fund             Fund            Adjustments

ASSETS:
Investments, at value (cost $315,556)                                  $     198,835     $      135,153     $
Cash                                                                           2,113                  -
Interest & dividends receivable                                                  535                  -
Receivable from brokers for investments sold                                   1,000                  -
Receivable for capital shares issued                                           1,472                230
Deferred organization cost                                                         -                 31              (31)
Prepaid expenses and other assets                                                  1                 59
                                                                       -------------     --------------     ------------
Total Assets                                                                 203,956            135,473              (31)
                                                                       -------------     --------------     ------------

LIABILITIES:
Dividends payable                                                                463                 19
Payable for capital shares redeemed                                               55                135
Payable to brokers for investments purchased                                       -                117
Accrued expenses and other payables:
   Investment advisory fees                                                        8                 71
   Administration fees                                                             -                 16
   12b-1 fees                                                                     64                108
   Other                                                                          88                 21
                                                                       -------------     --------------     ------------
Total Liabilities                                                                678                487                -
                                                                       -------------     --------------     ------------

NET ASSETS:
Capital                                                                      185,728            128,626              (31)
Undistributed (distributions in excess of)
   net investment income                                                       1,413                (50)
Accumulated undistributed net realized gains (losses)
   from investment transactions                                                1,624              2,491
Net unrealized appreciation  (depreciation) from
   investments                                                                14,513              3,919
                                                                       -------------     --------------     ------------
Net Assets                                                             $     203,278     $      134,986              (31)
                                                                       =============     ==============     ============

Net Assets
   Fiduciary/Class I                                                   $      93,557     $       12,255     $        (31)
   Class A                                                                    32,605            100,508
   Class B                                                                    70,463             22,223
   Class C                                                                     6,653                  -
                                                                       -------------     --------------     ------------
Total                                                                  $     203,278     $      134,986     $        (31)
                                                                       =============     ==============     ============

Outstanding units of beneficial interest
   Fiduciary/Class I                                                           7,925                828              207
   Class A                                                                     2,755              6,814            1,682
   Class B                                                                     5,963              1,506              374
   Class C                                                                       565                  -                -
                                                                       -------------     --------------     ------------
Total                                                                         17,208              9,148            2,263
                                                                       =============     ==============     ============

Net Asset Value:
   Fiduciary/Class I offering and redemption price per share           $       11.81     $        14.81
                                                                       =============     ==============
   Class A
     Redemption price per share                                        $       11.83     $        14.75
                                                                       =============     ==============
     Maximum sales charge                                                       4.50%              5.00%
                                                                       =============     ==============
     Maximum offering price per share (100%/(100%-maximum
          sales charge) of net asset value adjusted to nearest cent)   $       12.39     $        15.53
                                                                       =============     ==============
   Class B offering price per share                                    $       11.82     $        14.76
                                                                       =============     ==============
   Class C offering price per share                                    $       11.77     $            -
                                                                       =============     ==============

                                                                          Proforma
                                                                          Combined

ASSETS:
Investments, at value (cost $315,556)                                  $     333,988
Cash                                                                           2,113
Interest & dividends receivable                                                  535
Receivable from brokers for investments sold                                   1,000
Receivable for capital shares issued                                           1,702
Deferred organization cost                                                         -
Prepaid expenses and other assets                                                 60
                                                                       -------------
Total Assets                                                                 339,398
                                                                       =============

LIABILITIES:
Dividends payable                                                                482
Payable for capital shares redeemed                                              190
Payable to brokers for investments purchased                                     117
Accrued expenses and other payables:
   Investment advisory fees                                                       79
   Administration fees                                                            16
   12b-1 fees                                                                    172
   Other                                                                         109
                                                                       -------------
Total Liabilities                                                              1,165
                                                                       -------------

NET ASSETS:
Capital                                                                      314,323
Undistributed (distributions in excess of)
   net investment income                                                       1,363
Accumulated undistributed net realized gains (losses)
   from investment transactions                                                4,115
Net unrealized appreciation  (depreciation) from
   investments                                                                18,432
                                                                       -------------
Net Assets                                                             $     338,233
                                                                       -------------

Net Assets
   Fiduciary/Class I                                                   $     105,781
   Class A                                                                   133,113
   Class B                                                                    92,686
   Class C                                                                     6,653
                                                                       -------------
Total                                                                  $     338,233
                                                                       =============

Outstanding units of beneficial interest
   Fiduciary/Class I                                                           8,960
   Class A                                                                    11,251
   Class B                                                                     7,843
   Class C                                                                       565
                                                                       -------------
Total                                                                         28,619
                                                                       =============

Net Asset Value:
   Fiduciary/Class I offering and redemption price per share           $       11.81
                                                                       =============
   Class A
     Redemption price per share                                        $       11.83
                                                                       =============
     Maximum sales charge                                                       4.50%
                                                                       =============
     Maximum offering price per share (100%/(100%-maximum
          sales charge) of net asset value adjusted to nearest cent)   $       12.39
                                                                       =============
   Class B offering price per share                                    $       11.82
                                                                       =============
   Class C offering price per share                                    $       11.77
                                                                       =============

The One Group Family of Mutual Funds
Proforma Combined Statements of Operations
For the Twelve Months Ended June 30, 1998
 (Amounts in Thousands)
(Unaudited)

                                                          U.S. Treasury       Pegasus
                                                            Securities        Treasury
                                                           Money Market     Money Market      Proforma        Proforma
                                                               Fund             Fund        Adjustments       Combined

Investment Income:
Interest income                                           $      184,497   $       55,183  $            -   $      239,680
Income from securities lending                                       150                -               -              150
                                                          --------------   --------------  --------------   --------------
Total Income                                                     184,647           55,183               -          239,830
                                                          --------------   --------------  --------------   --------------

Expenses:
Investment advisory fees                                          11,575            2,614             845           15,034
Administration fees                                                5,416            1,483             135            7,034
12b-1 fees (Class A)                                               1,955              513              23            2,491
12b-1 fees (Class B)                                                   1                -               -                1
Custodian and accounting fees                                        355               11              16              382
Legal and audit fees                                                 176               53             (30)             199
Transfer agent fees                                                  638               89             (58)             669
Registration, filing fees and other expenses                       1,708              188             (17)           1,879
                                                          --------------   --------------  --------------   --------------
Total expenses before waivers and reimbursements                  21,824            4,951             914           27,689
Less waivers and reimbursements                                   (2,892)               -            (862)          (3,754)
                                                          --------------   --------------  --------------   --------------
Net Expenses                                                      18,932            4,951              52           23,935
                                                          --------------   --------------  --------------   --------------
Net Investment Income                                            165,715           50,232             (52)         215,935
                                                          ==============   ==============  ==============   ==============

Realized / Unrealized Gains (Losses) from
      Investments Transactions:
Net realized gains (losses) from investment transactions              40                -               -               40
                                                          --------------   --------------  --------------   --------------

Change in net assets resulting from operations            $      165,755   $       50,232  $         (52)   $      215,935
                                                          ==============   ==============  ==============   ==============


                                                              Prime           Pegasus
                                                           Money Market     Money Market      Proforma         Proforma
                                                               Fund             Fund        Adjustments        Combined

Investment Income:
Interest income                                           $      189,463   $      139,797   $            -   $      329,260
Income from securities lending                                         -                -                -                0
                                                          --------------   --------------   --------------   --------------
Total Income                                                     189,463          139,797                -          329,260
                                                          --------------   --------------   --------------   --------------

Expenses:
Investment advisory fees                                          11,482            6,847            1,689           20,018
Administration fees                                                5,374            3,659              336            9,369
12b-1 fees (Class A)                                               1,399            2,473              114            3,986
12b-1 fees (Class B)                                                  10                5                -               15
Custodian and accounting fees                                        292               41               43              376
Legal and audit fees                                                 148              101              (39)             210
Transfer agent fees                                                  391            1,367             (321)           1,437
Registration, filing fees and other expenses                       1,263              474              (22)           1,715
                                                          --------------   --------------   --------------   --------------
Total expenses before waivers and reimbursements                  20,359           14,967            1,800           37,126
Less waivers and reimbursements                                   (2,237)            (295)          (1,437)          (3,969)
                                                          --------------   --------------   --------------   --------------
Net Expenses                                                      18,122           14,672              363           33,157
                                                          --------------   --------------   --------------   --------------
Net Investment Income                                            171,341          125,125             (363)         296,103
                                                          ==============   ==============   ==============   ==============

Realized / Unrealized Gains (Losses) from
      Investments Transactions:
Net realized gains (losses) from investment transactions              89                -                -               89
                                                          --------------   --------------   --------------   --------------

Change in net assets resulting from operations            $      171,430   $      125,125   $         (363)  $      296,192
                                                          ==============   ==============   ==============   ==============

The One Group Family of Mutual Funds
Proforma Combined Statements of Operations
For the Twelve Months Ended June 30, 1998
 (Amounts in Thousands)
(Unaudited)

                                                                                Pegasus
                                                              Municipal        Municipal
                                                             Money Market     Money Market        Proforma          Proforma
                                                                 Fund             Fund          Adjustments         Combined

Investment Income:
Interest income                                           $         21,708   $         29,815   $             -   $         51,523
Dividend income                                                        165                  -                 -                165
                                                          ----------------   ----------------  ----------------   ----------------
Total Income                                                        21,873             29,815                 -             51,688
                                                          ----------------   ----------------  ----------------   ----------------

Expenses:
Investment advisory fees                                             2,087              2,436               406              4,929
Administration fees                                                    977              1,218               112              2,307
12b-1 fees (Class A)                                                   258                492                27                777
Custodian and accounting fees                                           51                 32                 9                 92
Legal and audit fees                                                    22                 49               (27)                44
Transfer agent fees                                                     33                 77               (60)                50
Registration, filing fees and other expenses                           163                 19                (6)               176
                                                          ----------------   ----------------  ----------------   ----------------
Total expenses before waivers                                        3,591              4,323               461              8,375
Less waivers                                                          (677)                 -              (931)            (1,608)
                                                          ----------------   ----------------  ----------------   ----------------
Net Expenses                                                         2,914              4,323              (470)             6,767
                                                          ----------------   ----------------  ----------------   ----------------
Net Investment Income                                               18,959             25,492               470             44,921
                                                          ================   ================  ================   ================

Realized / Unrealized Gains (Losses) from
      Investments:
Net realized gains (losses) from investment transactions                11                  -                 -                 11
                                                          ----------------   ----------------  ----------------   ----------------

Change in net assets resulting from operations            $         18,970   $         25,492  $            470   $         44,932
                                                          ================   ================  ================   ================

The One Group Family of Mutual Funds
Proforma Combined Statements of Operations
For the Twelve Months Ended June 30, 1998
 (Amounts in Thousands)
(Unaudited)

                                                              Limited          Pegasus
                                                             Volatility         Short          Proforma        Proforma
                                                             Bond Fund        Bond Fund      Adjustments       Combined

Investment Income:
Interest income                                           $       38,915   $       14,738         $      -   $       53,653
Income from securities lending                                       144                -                -              144
                                                          --------------   --------------   --------------   --------------
Total Income                                                      39,059           14,738                -           53,797
                                                          --------------   --------------   --------------   --------------

Expenses:
Investment advisory fees                                           3,580              847              604            5,031
Administration fees                                                  977              363               33            1,373
12b-1 fees (Class A)                                                  63               19                7               89
12b-1 fees (Class B)                                                  49                2                -               51
12b-1 fees (Class C)                                                   -                -                -                -
Custodian and accounting fees                                         74               44              (33)              85
Legal and audit fees                                                  24               33              (28)              29
Organization costs                                                     -                7               (7)               -
Transfer agent fees                                                   88               50              (25)             113
Registration, filing fees and other expenses                         120               80               (4)             196
                                                          --------------   --------------   --------------   --------------
Total expenses before waivers and reimbursements                   4,975            1,445              547            6,967
Less waivers and reimbursements                                   (1,730)             (38)            (659)          (2,427)
                                                          --------------   --------------   --------------   --------------
Net Expenses                                                       3,245            1,407             (112)           4,540
                                                          --------------   --------------   --------------   --------------
Net Investment Income                                             35,814           13,331              112           49,257
                                                          ==============   ==============   ==============   ==============


Realized / Unrealized Gains (Losses) from
      Investments:
Net realized gains (losses) from investment transactions          (2,526)             353                -           (2,173)
Net change in unrealized appreciation (depreciation)
      from investments                                             4,699              794                -            5,493
                                                          --------------   --------------   --------------   --------------

Net realized/unrealized gains
      (losses) from investments                                    2,173            1,147                -            3,320
                                                          --------------   --------------   --------------   --------------

Change in net assets resulting from operations            $       37,987   $       14,478   $          112   $       52,577
                                                          ==============   ==============   ==============   ==============


                                                                             Pegasus
                                                            Intermediate   Intermediate       Proforma       Proforma
                                                             Bond Fund       Bond Fund      Adjustments      Combined

Investment Income:
Interest income                                           $       45,357   $       35,438  $            -   $       80,795
Income from securities lending                                       287                -               -              287
                                                          --------------  --------------   --------------   --------------
Total Income                                                      45,644           35,438               -           81,082
                                                          --------------  --------------   --------------   --------------

Expenses:
Investment advisory fees                                           3,951            2,127           1,062            7,140
Administration fees                                                1,078              798              72            1,948
12b-1 fees (Class A)                                                 110              138              54              302
12b-1 fees (Class B)                                                 147                4               -              151
12b-1 fees (Class C)                                                   3                -               -                3
Custodian and accounting fees                                         96               79             (60)             115
Legal and audit fees                                                  21               48             (36)              33
Transfer agent fees                                                   78              235             (73)             240
Registration, filing fees and other expenses                         209               99              (5)             303
                                                          --------------  --------------   --------------   --------------
Total expenses before waivers and reimbursements                   5,693            3,528           1,014           10,235
Less waivers and reimbursements                                   (1,773)               -          (1,448)          (3,221)
                                                          --------------  --------------   --------------   --------------
Net Expenses                                                       3,920            3,528            (434)           7,014
                                                          --------------  --------------   --------------   --------------
Net Investment Income                                             41,724           31,910             434           74,068
                                                          ==============  ==============   ==============   ==============


Realized / Unrealized Gains (Losses) from
      Investments:
Net realized gains (losses) from investment transactions             467              451               -              918
Net change in unrealized appreciation (depreciation)
      from investments                                            11,026           10,157               -           21,183
                                                          --------------  --------------   --------------   --------------

Net realized/unrealized gains
      (losses) from investments                                   11,493           10,608               -           22,101
                                                          --------------  --------------   --------------   --------------

Change in net assets resulting from operations            $       53,217   $       42,518  $          434   $       96,169
                                                          ==============  ==============   ==============   ==============

The One Group Family of Mutual Funds
Proforma Combined Statements of Operations
For the Twelve Months Ended June 30, 1998
 (Amounts in Thousands)
(Unaudited)


                                                                              Pegasus
                                                              Income        Multi-Sector     Proforma         Proforma
                                                            Bond Fund        Bond Fund      Adjustments       Combined

Investment Income:
Interest income                                           $       61,807   $        8,277  $            -           70,084
Dividend income                                                        -                -               -                -
Income from securities lending                                       280                -               -              280
                                                          --------------   --------------  --------------   --------------
Total Income                                                      62,087            8,277               -           70,364
                                                          --------------   --------------  --------------   --------------

Expenses:
Investment advisory fees                                           5,074              501             257            5,832
Administration fees                                                1,385              188              19            1,592
12b-1 fees (Class A)                                                  51               24              10               85
12b-1 fees (Class B)                                                 138                5               -              143
Custodian and accounting fees                                         74               23             (15)              82
Legal and audit fees                                                  27               30             (23)              34
Organization costs                                                     -               10             (10)               -
Transfer agent fees                                                   80               49             (27)             102
Registration, filing fees and other expenses                         206                -               -              206
                                                          --------------   --------------  --------------   --------------
Total expenses before waivers                                      7,035              830             211            8,076
Less waivers                                                      (1,720)               -            (274)          (1,994)
                                                          --------------   --------------  --------------   --------------
Net Expenses                                                       5,315              830             (63)           6,082
                                                          --------------   --------------  --------------   --------------
Net Investment Income                                             56,772            7,447              63           64,282
                                                          ==============   ==============  ==============   ==============

Realized / Unrealized Gains (Losses) from
      Investments:
Net realized gains (losses) from investment transactions         (13,587)           2,217               -          (11,370)
Net change in unrealized appreciation (depreciation)
      from investments                                            21,151            2,448               -           23,599
                                                          --------------   --------------  --------------   --------------

Net realized/unrealized gains
      (losses) from investments                                    7,564            4,665               -           12,229
                                                          --------------   --------------  --------------   --------------

Change in net assets resulting from operations            $       64,336   $       12,112  $           63   $       76,511
                                                          ==============   ==============  ==============   ==============


                                                                           Pegasus
                                                         Intermediate    Intermediate
                                                           Tax-Free        Municipal       Proforma          Proforma
                                                          Bond Fund        Bond Fund      Adjustments        Combined

Investment Income:
Interest income                                          $       25,820   $       20,657        $      -           46,477
Dividend income                                                      85                -               -               85
Income from securities lending                                        -                -               -                -
                                                         --------------   --------------  --------------   --------------
Total Income                                                     25,905           20,657               -           46,562
                                                         --------------   --------------  --------------   --------------

Expenses:
Investment advisory fees                                          2,931            1,618             807            5,356
Administration fees                                                 800              607              55            1,462
12b-1 fees (Class A)                                                 38               48              20              106
12b-1 fees (Class B)                                                 46                7               -               53
Custodian and accounting fees                                        54               46             (42)              58
Legal and audit fees                                                 14               39             (26)              27
Organization costs                                                    -               12             (12)               -
Transfer agent fees                                                  39               19             (24)              34
Registration, filing fees and other expenses                        132               52             (15)             169
                                                         --------------   --------------  --------------   --------------
Total expenses before waivers                                     4,054            2,448             763            7,265
Less waivers                                                     (1,041)               -            (869)          (1,910)
                                                         --------------   --------------  --------------   --------------
Net Expenses                                                      3,013            2,448            (106)           5,355
                                                         --------------   --------------  --------------   --------------
Net Investment Income                                            22,892           18,209             106           41,207
                                                         ==============   ==============  ==============   ==============

Realized / Unrealized Gains (Losses) from
      Investments:
Net realized gains (losses) from investment transactions          5,307            1,776               -            7,083
Net change in unrealized appreciation (depreciation)
      from investments                                            7,769            7,223               -           14,992
                                                         --------------   --------------  --------------   --------------

Net realized/unrealized gains
      (losses) from investments                                  13,076            8,999               -           22,075
                                                         --------------   --------------  --------------   --------------

Change in net assets resulting from operations           $       35,968   $       27,208  $          106   $       63,282
                                                         ==============   ==============  ==============   ==============

The One Group Family of Mutual Funds
Proforma Combined Statements of Operations
For the Twelve Months Ended June 30, 1998
 (Amounts in Thousands)
(Unaudited)

                                                                        Pegasus
                                                  Income Equity   Equity Income      Proforma        Proforma
                                                       Fund           Fund         Adjustments       Combined

Investment Income:
Interest income                                 $        1,924   $        2,608   $            -   $        4,532
Dividend income                                         19,180            9,895                -           29,075
Income from securities lending                             119                -                -              119
                                                --------------   --------------   --------------   --------------
Total Income                                            21,223           12,503                -           33,726
                                                --------------   --------------   --------------   --------------

Expenses:
Investment advisory fees                                 6,571            1,612              773            8,956
Administration fees                                      1,454              483               45            1,982
12b-1 fees (Class A)                                       346               32               13              391
12b-1 fees (Class B)                                     1,219               31                -            1,250
12b-1 fees (Class C)                                         4                -                -                4
Custodian and accounting fees                               62               55              (48)              69
Legal and audit fees                                        28               36              (24)              40
Organization costs                                           -               15              (15)               -
Transfer agent fees                                        439               31              (73)             397
Registration, filing fees and other expenses               294               24               (6)             312
                                                --------------   --------------   --------------   --------------
Total expenses before waivers and reimbursements        10,417            2,319              665           13,401
Less waivers and reimbursements                            (99)               -              (13)            (112)
                                                --------------   --------------   --------------   --------------
Net Expenses                                            10,318            2,319              652           13,289
                                                --------------   --------------   --------------   --------------
Net Investment Income                                   10,905           10,184             (652)          20,437
                                                ==============   ==============   ==============   ==============


Realized / Unrealized Gains (Losses) from
      Investments and Futures:
Net realized gains (losses) from investments,
       and futures transactions                         76,585           47,730                -          124,315
Net change in unrealized appreciation
      (depreciation) from investments and futures       98,696          (13,677)               -           85,019
                                                --------------   --------------   --------------   --------------

Net realized/unrealized gains
      (losses) from investments and futures            175,281           34,053                -          209,334
                                                --------------   --------------   --------------   --------------

Change in net assets resulting from operations  $      186,186   $       44,237   $         (652)  $      229,771
                                                ==============   ==============   ==============   ==============

                                                                    Pegasus
                                                Equity Index      Index Equity      Proforma         Proforma
                                                    Fund              Fund         Adjustments       Combined

Investment Income:
Interest income                                 $        1,531   $          116   $            -   $        1,647
Dividend income                                         15,277           13,740                -           29,017
Income from securities lending                             210                -                -              210
                                                --------------   --------------   --------------   --------------
Total Income                                            17,018           13,856                -           30,874
                                                --------------   --------------   --------------   --------------

Expenses:
Investment advisory fees                                 2,978              870            1,738            5,586
Administration fees                                      1,626            1,305              118            3,049
12b-1 fees (Class A)                                       544              480              189            1,213
12b-1 fees (Class B)                                     2,522               16                -            2,538
12b-1 fees (Class C)                                         6                -                -                6
Custodian and accounting fees                              170              114              (82)             202
Legal and audit fees                                        34               49              (29)              54
Organization costs                                           -                2               (2)               -
Transfer agent fees                                        981              664             (152)           1,493
Registration, filing fees and other expenses               306              205              (12)             499
                                                --------------   --------------   --------------   --------------
Total expenses before waivers and reimbursements         9,167            3,705            1,768           14,640
Less waivers and reimbursements                         (2,774)             (60)          (2,423)          (5,257)
                                                --------------   --------------   --------------   --------------
Net Expenses                                             6,393            3,645             (655)           9,383
                                                --------------   --------------   --------------   --------------
Net Investment Income                                   10,625           10,211              655           21,491
                                                ==============   ==============   ==============   ==============


Realized / Unrealized Gains (Losses) from
      Investments and Futures:
Net realized gains (losses) from investments,
       and futures transactions                         26,070           31,603                -           57,673
Net change in unrealized appreciation
      (depreciation) from investments and future       216,751          182,618                -          399,369
                                                --------------   --------------   --------------   --------------

Net realized/unrealized gains
      (losses) from investments and futures            242,821          214,221                -          457,042
                                                --------------   --------------   --------------   --------------

Change in net assets resulting from operations  $      253,446   $      224,432   $          655   $      478,533
                                                ==============   ==============   ==============   ==============

The One Group Family of Mutual Funds
Proforma Combined Statements of Operations
For the Twelve Months Ended June 30, 1998
 (Amounts in Thousands)
(Unaudited)

                                                                        Pegasus
                                                   Value Growth     Growth & Value      Proforma        Proforma
                                                       Fund              Fund          Adjustments      Combined

Investment Income:
Interest income                                    $        1,683   $        1,847   $            -   $        3,530
Dividend income                                             8,118           15,687                -           23,805
Income from securities lending                                131                -                -              131
                                                   --------------   --------------   --------------   --------------
Total Income                                                9,932           17,534                -           27,466
                                                   --------------   --------------   --------------   --------------

Expenses:
Investment advisory fees                                    4,485            6,494            1,510           12,489
Administration fees                                           993            1,623              148            2,764
12b-1 fees (Class A)                                          216              463              184              863
12b-1 fees (Class B)                                          161               53                -              214
12b-1 fees (Class C)                                            2                -                -                2
Custodian and accounting fees                                  70              114             (105)              79
Legal and audit fees                                           23               54              (27)              50
Transfer agent fees                                           168              756             (163)             761
Registration, filing fees and other expense                   210              256               (7)             459
                                                   --------------   --------------   --------------   --------------
Total expenses before waivers and reimbursements            6,328            9,813            1,540           17,681
Less waivers and reimbursements                               (62)             (86)             (99)            (247)
                                                   --------------   --------------   --------------   --------------
Net Expenses                                                6,266            9,727            1,441           17,434
                                                   --------------   --------------   --------------   --------------
Net Investment Income                                       3,666            7,807           (1,441)          10,032
                                                   ==============   ==============   ==============   ==============


Realized / Unrealized Gains (Losses) from
      Investments and Futures:
Net realized gains (losses) from investments,
       and futures transactions                            72,571          102,975                -          175,546
Net change in unrealized appreciation
      (depreciation) from investments and futures          92,392           73,582                -          165,974
                                                   --------------   --------------   --------------   --------------

Net realized/unrealized gains
      (losses) from investments and futures               164,963          176,557                -          341,520
                                                   --------------   --------------   --------------   --------------

Change in net assets resulting from operations     $      168,629   $      184,364   $       (1,441)  $      351,552
                                                   ==============   ==============   ==============   ==============

                                                                      Pegasus
                                                    Disciplined      Intrinsic
                                                       Value            Value          Proforma        Proforma
                                                       Fund             Fund         Adjustments       Combined

Investment Income:
Interest income                                    $          821   $        4,039     $         -   $        4,860
Dividend income                                            10,584           13,937               -           24,521
Income from securities lending                                251                -               -              251
                                                   --------------   --------------  --------------   --------------
Total Income                                               11,656           17,976               -           29,632
                                                   --------------   --------------  --------------   --------------

Expenses:
Investment advisory fees                                    4,759            3,737             868            9,364
Administration fees                                         1,053              934              85            2,072
12b-1 fees (Class A)                                           99              228              90              417
12b-1 fees (Class B)                                          254               32               -              286
Custodian and accounting fees                                  69               72             (58)              83
Legal and audit fees                                           20               40             (29)              31
Transfer agent fees                                           150              280             (87)             343
Registration, filing fees and other expense                   129               63             (10)             182
                                                   --------------   --------------  --------------   --------------
Total expenses before waivers and reimbursements            6,533            5,386             859           12,778
Less waivers and reimbursements                               (28)               -             (91)            (119)
                                                   --------------   --------------  --------------   --------------
Net Expenses                                                6,505            5,386             768           12,659
                                                   --------------   --------------  --------------   --------------
Net Investment Income                                       5,151           12,590            (768)          16,973
                                                   ==============   ==============  ==============   ==============


Realized / Unrealized Gains (Losses) from
      Investments and Futures:
Net realized gains (losses) from investments,
       and futures transactions                           141,237           37,765               -          179,002
Net change in unrealized appreciation
      (depreciation) from investments and futures           9,794           33,471               -           43,265
                                                   --------------   --------------  --------------   --------------

Net realized/unrealized gains
      (losses) from investments and futures               151,031           71,236               -          222,267
                                                   --------------   --------------  --------------   --------------

Change in net assets resulting from operations     $      156,182   $       83,826  $         (768)  $      239,240
                                                   ==============   ==============  ==============   ==============

The One Group Family of Mutual Funds
Proforma Combined Statements of Operations
For the Twelve Months Ended June 30, 1998
 (Amounts in Thousands)
(Unaudited)

                                                    Large Company     Pegasus
                                                        Growth         Growth            Proforma       Proforma
                                                         Fund           Fund           Adjustments      Combined
Investment Income:
Interest income                                    $          606   $          319   $            -   $          925
Dividend income                                            18,607            4,809                -           23,416
Income from securities lending                                252                -                -              252
                                                   --------------   --------------   --------------   --------------
Total Income                                               19,465            5,128                -           24,593
                                                   --------------   --------------   --------------   --------------

Expenses:
Investment advisory fees                                   12,024            4,048              802           16,874
Administration fees                                         2,661            1,012               92            3,765
12b-1 fees (Class A)                                          553              180               71              804
12b-1 fees (Class B)                                        1,953               24               (1)           1,976
12b-1 fees (Class C)                                            1                -                -                1
Custodian and accounting fees                                 119               62              (68)             113
Legal and audit fees                                           49               40              (29)              60
Organization costs                                              -               15              (15)               -
Transfer agent fees                                           881              182              (53)           1,010
Registration, filing fees and other expenses                  399               51              (10)             440
                                                   --------------   --------------   --------------   --------------
Total expenses before waivers                              18,640            5,614              789           25,043
Less waivers                                                 (158)               -              (72)            (230)
                                                   --------------   --------------   --------------   --------------
Net Expenses                                               18,482            5,614              717           24,813
                                                   --------------   --------------   --------------   --------------
Net Investment Income                                         983             (486)            (717)            (220)
                                                   ==============   ==============   ==============   ==============


Realized / Unrealized Gains (Losses) from
      Investments and Futures:
Net realized gains (losses) from investments,
       and futures transactions                           278,531           54,960                -          333,491
Net change in unrealized appreciation
      (depreciation) from investments and futures         237,485          131,568                -          369,053
                                                   --------------   --------------   --------------   --------------

Net realized/unrealized gains
      (losses) from investments and futures               516,016          186,528                -          702,544
                                                   --------------   --------------   --------------   --------------

Change in net assets resulting from operations     $      516,999   $      186,042   $         (717)  $      702,324
                                                   ==============   ==============   ==============   ==============

The One Group Family of Mutual Funds
Proforma Combined Statements of Operations
For the Twelve Months Ended June 30, 1998
 (Amounts in Thousands)
(Unaudited)                                                           Pegasus
                                                     Investor      Managed Assets
                                                      Growth          Growth          Proforma         Proforma
                                                       Fund            Fund          Adjustments       Combined

Investment Income:
Distribution Income                               $        1,410   $          389    $           -   $        1,799
                                                  --------------   --------------   --------------   --------------

Expenses:
Investment advisory fees                                      57               84              (78)              63
Administration fees                                          114               19               (6)             127
12b-1 fees (Class A)                                          78               14                5               97
12b-1 fees (Class B)                                         327               61                -              388
12b-1 fees (Class C)                                          41                -                -               41
Custodian and accounting fees                                 11               32              (13)              30
Legal and audit fees                                           6               24              (15)              15
Transfer agent fees                                          126               14               (3)             137
Registration, filing fees and other expenses                  93               23               (1)             115
                                                  --------------   --------------   --------------   --------------
Total expenses before waivers and reimbursements             853              271             (111)           1,013
Less waivers and reimbursements                             (202)             (66)              40             (228)
                                                  --------------   --------------   --------------   --------------
Net Expenses                                                 651              205              (71)             785
                                                  --------------   --------------   --------------   --------------
Net Investment Income                                        759              184               71            1,014
                                                  ==============   ==============   ==============   ==============


Realized / Unrealized Gains (Losses) from
      Investments and Futures:
Net realized gains (losses) from investments
      transactions                                         7,240            1,205                -            8,445
Net change in unrealized appreciation
      (depreciation) from investments                     14,046                4                -           14,050
                                                  --------------   --------------   --------------   --------------

Net realized/unrealized gains
      (losses) from investments                           21,286            1,209                -           22,495
                                                  --------------   --------------   --------------   --------------

Change in net assets resulting from operations    $       22,045   $        1,393   $           71   $       25,509
                                                  ==============   ==============   ==============   ==============

                                                                        Pegasus
                                                   Investor Growth   Managed Assets
                                                      & Income          Balanced        Proforma         Proforma
                                                        Fund              Fund         Adjustments       Combined

Investment Income:
Distribution Income                                 $        3,175   $        9,817    $           -   $       12,992
                                                    --------------   --------------   --------------   --------------

Expenses:
Investment advisory fees                                        67            1,653           (1,526)             194
Administration fees                                            134              382             (128)             388
12b-1 fees (Class A)                                            64              339              139              542
12b-1 fees (Class B)                                           391              102                1              494
12b-1 fees (Class C)                                            24                -                -               24
Custodian and accounting fees                                   12               75              (33)              54
Legal and audit fees                                             7               36              (27)              16
Organization costs                                               -                9               (9)               -
Transfer agent fees                                            105              582              (86)             601
Registration, filing fees and other expenses                   118               81               (2)             197
                                                    --------------   --------------   --------------   --------------
Total expenses before waivers and reimbursements               922            3,259           (1,671)           2,510
Less waivers and reimbursements                               (193)            (273)            (195)            (661)
                                                    --------------   --------------   --------------   --------------
Net Expenses                                                   729            2,986           (1,866)           1,849
                                                    --------------   --------------   --------------   --------------
Net Investment Income                                        2,446            6,831            1,866           11,143
                                                    ==============   ==============   ==============   ==============


Realized / Unrealized Gains (Losses) from
      Investments and Futures:
Net realized gains (losses) from investments
      transactions                                           6,961           34,620                -           41,581
Net change in unrealized appreciation
      (depreciation) from investments                       14,037          (11,566)               -            2,471
                                                    --------------   --------------   --------------   --------------

Net realized/unrealized gains
      (losses) from investments                             20,998           23,054                -           44,052
                                                    --------------   --------------   --------------   --------------

Change in net assets resulting from operations      $       23,444   $       29,885   $        1,866   $       55,195
                                                    ==============   ==============   ==============   ==============

The One Group Family of Mutual Funds
Proforma Combined Statements of Operations
For the Twelve Months Ended June 30, 1998
 (Amounts in Thousands)
(Unaudited)

                                                                     Pegasus
                                                     Investor      Managed Assets
                                                     Balanced       Conservative      Proforma         Proforma
                                                       Fund            Fund          Adjustments       Combined

Investment Income:
Total Income                                               4,519            5,553                -           10,072
                                                  --------------   --------------   --------------   --------------

Expenses:
Investment advisory fees                                      65              750             (692)             123
Administration fees                                          129              173              (58)             244
12b-1 fees (Class A)                                          45              228               92              365
12b-1 fees (Class B)                                         297              143                -              440
12b-1 fees (Class C)                                          27                -                -               27
Custodian and accounting fees                                 10               37              (24)              23
Legal and audit fees                                           6               28              (21)              13
Organization costs                                             -               18              (18)               -
Transfer agent fees                                           80              210              (24)             266
Registration, filing fees and other expenses                 119               68               (4)             183
                                                  --------------   --------------   --------------   --------------
Total expenses before waivers and reimbursements             778            1,655             (749)           1,684
Less waivers and reimbursements                             (163)            (132)             (92)            (387)
                                                  --------------   --------------   --------------   --------------
Net Expenses                                                 615            1,523             (841)           1,297
                                                  --------------   --------------   --------------   --------------
Net Investment Income                                      3,904            4,030              841            8,775
                                                  ==============   ==============   ==============   ==============

Realized / Unrealized Gains (Losses) from
      Investments and Futures:
Net realized gains (losses) from investments
       transactions                                        5,351           10,299                -           15,650
Net change in unrealized appreciation
      (depreciation) from investments                     10,033           (2,333)               -            7,700
                                                  --------------   --------------   --------------   --------------

Net realized/unrealized gains
      (losses) from investments                           15,384            7,966                -           23,350
                                                  --------------   --------------   --------------   --------------

Change in net assets resulting from operations    $       19,288   $       11,996   $          841   $       32,125
                                                  ==============   ==============   ==============   ==============

                      THE ONE GROUP FAMILY OF MUTUAL FUNDS

                    NOTES TO PRO FORMA FINANCIAL STATEMENTS,
                                   (Unaudited)

1.       Basis Of Combination:
         ---------------------

         The unaudited Pro Forma Combined Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments reflect the accounts of fifteen investment portfolios offered by The One Group ("The One Group Funds") and fifteen investment portfolios offered by Pegasus Funds ("the Pegasus Funds") as if the proposed reorganization occurred as of and for the fiscal year ended June 30, 1998. These statements have been derived from books and records utilized in calculating daily net asset value at June 30, 1998. Below are the fund names for The One Group Funds (O), the Pegasus Funds (P) and the Surviving Funds.

--------------------------------------- -------------------------------------- --------------------------------------
         THE ONE GROUP FUNDS                        PEGASUS FUNDS                         SURVIVING FUNDS
         -------------------                        -------------                         ---------------

--------------------------------------- -------------------------------------- --------------------------------------
U.S. Treasury Securities Money          Treasury Money Market Fund             U.S. Treasury Securities Money Market
Market Fund                                                                    Fund (O)
--------------------------------------- -------------------------------------- --------------------------------------
Prime Money Market Fund                 Money Market Fund                      Prime Money Market Fund (O)
--------------------------------------- -------------------------------------- --------------------------------------
Municipal Money Market Fund             Municipal Money Market Fund            Municipal Money Market Fund (O)
--------------------------------------- -------------------------------------- --------------------------------------
Limited Volatility Bond Fund            Short Bond Fund                        Short Term Bond Fund (O)
--------------------------------------- -------------------------------------- --------------------------------------
Intermediate Bond Fund                  Intermediate Bond Fund                 Intermediate Bond Fund (P)
--------------------------------------- -------------------------------------- --------------------------------------
Income Bond Fund                        Multi Sector Bond Fund                 Income Bond Fund (P)
--------------------------------------- -------------------------------------- --------------------------------------
Intermediate Tax-Free Bond Fund         Intermediate Municipal Bond Fund       Intermediate Tax-Free Bond Fund (O)
--------------------------------------- -------------------------------------- --------------------------------------
Income Equity Fund                      Equity Income Fund                     Equity Income Fund (O)
--------------------------------------- -------------------------------------- --------------------------------------
Equity Index Fund                       Equity Index Fund                      Equity Index Fund (O)
--------------------------------------- -------------------------------------- --------------------------------------
Value Growth Fund                       Growth and Value Fund                  Diversified Equity Fund (O)
--------------------------------------- -------------------------------------- --------------------------------------
Disciplined Value Fund                  Intrinsic Value Fund                   Mid-Cap Value Fund (O)
--------------------------------------- -------------------------------------- --------------------------------------
Large Company Growth Fund               Growth Fund                            Large-Cap Growth Fund (O)
--------------------------------------- -------------------------------------- --------------------------------------
Investor Growth Fund                    Managed Assets Growth Fund             Investor Growth Fund (O)
--------------------------------------- -------------------------------------- --------------------------------------
Investor Growth & Income Fund           Managed Assets Balanced Fund           Investor Growth & Income Fund (O)
--------------------------------------- -------------------------------------- --------------------------------------
Investor Balanced Fund                  Managed Assets Conservative Fund       Investor Balanced Fund (O)
--------------------------------------- -------------------------------------- --------------------------------------

         The Plan of Reorganization provides that at the time the reorganization becomes effective (the "Effective Time of the Reorganization"), all of the assets and liabilities will be transferred such that at and after the Effective Time of Reorganization, the assets and liabilities of the Pegasus Funds will become the assets and liabilities of The One Group Funds. In exchange for the transfer of assets and liabilities, the One Group Funds will issue to the Pegasus Funds full and fractional shares of

                                   (CONTINUED)

                      THE ONE GROUP FAMILY OF MUTUAL FUNDS

                                   (Unaudited)

                                   -----------

the corresponding One Group Funds, and the Pegasus Funds will make a liquidating distribution of such shares to its shareholders. The number of shares of The One Group Funds so issued will be equal in value to the full and fractional shares of the Pegasus Funds that are outstanding immediately prior to the Effective Time of the Reorganization. At and after the Effective Time of the Reorganization, all debts, liabilities and obligations of the Pegasus
Funds will attach to The One Group Funds and may thereafter be enforced against The One Group Funds to the same extent as if they had been incurred by them. The pro forma statements give effect to the proposed transfer described above.

         Under the purchase method of accounting for business combinations under generally accepted accounting principles, the basis on the part of The One Group Funds, of the assets of the Pegasus Funds will be the fair market value of such assets on the closing date of the transaction. The One Group Funds will recognize no gain or loss for federal tax purposes on its issuance of shares in the reorganization, and the basis to The One Group Funds of the assets of the Pegasus Funds received pursuant to the reorganization will equal the fair market value of the consideration furnished, and costs incurred, by The One Group Funds in the reorganization -- i.e., the sum of the liabilities assumed, the fair market value of The One Group Funds shares issued, and such costs. For accounting purposes, the Surviving Funds are the survivor of this reorganization. The pro forma statements reflect the combined results of operations of the Pegasus Funds and The One Group Funds. However, should such reorganization be effected, the statements of operations of The One Group Funds will not be restated for precombination period results of the corresponding Pegasus Funds.

         The Pro Forma Combined Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments should be read in conjunction with the historical financial statements of The One Group Funds and The Pegasus Funds incorporated by reference in the Statement of Additional Information.

         The Pegasus Funds and The One Group Funds are each separate portfolios of the Pegasus Funds and The One Group Funds, which are registered as open-end management investment companies under the Investment Company Act of 1940 (the "1940 Act").

         Service Providers:
         ------------------

         Banc One Investment Advisors Corporation (the "Advisor"), will serve as the combined Funds' investment advisor. The One Group Services Company (the "Administrator"), a wholly owned subsidiary of The BISYS Group, Inc. (BISYS) will serve as the administrator and distributor


                                   (CONTINUED)

                      THE ONE GROUP FAMILY OF MUTUAL FUNDS

                                   (Unaudited)

                                   -----------


to the Funds.

         Organizational Expenses:
         ------------------------

         Organizational costs of the funds that are not Surviving Funds cannot be carried over when being merged with another fund. Therefore, in the Statements of Assets and Liabilities, the organizational costs were reclassified against capital for the Non Surviving Funds rather than being carried forward.

         Pegasus Funds:
         --------------

         The Pegasus Funds have several classes of shares which have identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. Class A shares are subject to an initial sales charge. Class B shares are subject to a contingent deferred sales charge (CDSC).

                   ------------------------------------------------ ----------------------------------------
                                  PEGASUS FUNDS                             CLASSES OF SHARES
                   ------------------------------------------------ ----------------------------------------
                   Treasury Money Market Fund                       Class  A & I
                   ------------------------------------------------ ----------------------------------------
                   Money Market Fund                                Class  A, B, & I
                   ------------------------------------------------ ----------------------------------------
                   Municipal Money Market Fund                      Class  A & I
                   ------------------------------------------------ ----------------------------------------
                   Short Bond Fund                                  Class  A, B, & I
                   ------------------------------------------------ ----------------------------------------
                   Intermediate Bond Fund                           Class  A, B, & I
                   ------------------------------------------------ ----------------------------------------
                   Multi Sector Bond Fund                           Class  A, B, & I
                   ------------------------------------------------ ----------------------------------------
                   Intermediate Municipal Bond Fund                 Class  A, B, & I
                   ------------------------------------------------ ----------------------------------------
                   Equity Income Fund                               Class  A, B, & I
                   ------------------------------------------------ ----------------------------------------
                   Equity Index Fund                                Class  A, B, & I
                   ------------------------------------------------ ----------------------------------------
                   Growth and Value Fund                            Class  A, B, & I
                   ------------------------------------------------ ----------------------------------------
                   Intrinsic Value Fund                             Class  A, B, & I
                   ------------------------------------------------ ----------------------------------------
                   Growth Fund                                      Class  A, B, & I
                   ------------------------------------------------ ----------------------------------------
                   Managed Assets Growth Fund                       Class  A, B, & I
                   ------------------------------------------------ ----------------------------------------
                   Managed Assets Balanced Fund                     Class  A, B, & I
                   ------------------------------------------------ ----------------------------------------
                   Managed Assets Conservative Fund                 Class  A, B, & I
                   ------------------------------------------------ ----------------------------------------

         Under the terms of the investment advisory agreement, the Advisor is entitled to receive fees computed at an annual rate of the average daily net assets. Such fees are accrued daily and paid

                                   (CONTINUED)

                      THE ONE GROUP FAMILY OF MUTUAL FUNDS

                                   (Unaudited)

                                   -----------

monthly.

                    ---------------------------------------------- -------------------------------------
                                  PEGASUS FUNDS                      ADVISORY FEES ANNUAL RATE

                    ---------------------------------------------- -------------------------------------
                    Treasury Money Market Fund                                    Tiered
                    ---------------------------------------------- -------------------------------------
                    Money Market Fund                                             Tiered
                    ---------------------------------------------- -------------------------------------
                    Municipal Money Market Fund                                   Tiered
                    ---------------------------------------------- -------------------------------------
                    Short Bond Fund                                               0.35%
                    ---------------------------------------------- -------------------------------------
                    Intermediate Bond Fund                                        0.40%
                    ---------------------------------------------- -------------------------------------
                    Multi Sector Bond Fund                                        0.40%
                    ---------------------------------------------- -------------------------------------
                    Intermediate Municipal Bond Fund                              0.40%
                    ---------------------------------------------- -------------------------------------
                    Equity Income Fund                                            0.50%
                    ---------------------------------------------- -------------------------------------
                    Equity Index Fund                                             0.10%
                    ---------------------------------------------- -------------------------------------
                    Growth and Value Fund                                         0.60%
                    ---------------------------------------------- -------------------------------------
                    Intrinsic Value Fund                                          0.60%
                    ---------------------------------------------- -------------------------------------
                    Growth Fund                                                   0.60%
                    ---------------------------------------------- -------------------------------------
                    Managed Assets Growth Fund                                    0.65%
                    ---------------------------------------------- -------------------------------------
                    Managed Assets Balanced Fund                                  0.65%
                    ---------------------------------------------- -------------------------------------
                    Managed Assets Conservative Fund                              0.65%
                    ---------------------------------------------- -------------------------------------

                                     TIERED:
                             0.30% First $1 billion
                            0.275% Next $1 billion
                             0.25% Over $2 billion

         Under the terms of the administration agreement, the Administrator is entitled to receive fees at an annual rate of the average daily net assets. Such fees are accrued daily and paid monthly.


                ---------------------------------------------- ---------------------------------------------
                              PEGASUS FUNDS                          ADMINISTRATION FEES ANNUAL RATE

                ---------------------------------------------- ---------------------------------------------
                Treasury Money Market Fund                                        0.15%
                ---------------------------------------------- ---------------------------------------------
                Money Market Fund                                                 0.15%
                ---------------------------------------------- ---------------------------------------------
                Municipal Money Market Fund                                       0.15%
                ---------------------------------------------- ---------------------------------------------
                Short Bond Fund                                                   0.15%
                ---------------------------------------------- ---------------------------------------------
                Intermediate Bond Fund                                            0.15%
                ---------------------------------------------- ---------------------------------------------
                Multi Sector Bond Fund                                            0.15%
                ---------------------------------------------- ---------------------------------------------
                Intermediate Municipal Bond Fund                                  0.15%
                ---------------------------------------------- ---------------------------------------------

                                   (CONTINUED)

                      THE ONE GROUP FAMILY OF MUTUAL FUNDS

                                   (Unaudited)

                                   -----------

                ---------------------------------------------- ---------------------------------------------
                Equity Income Fund                                                0.15%
                ---------------------------------------------- ---------------------------------------------
                Equity Index Fund                                                 0.15%
                ---------------------------------------------- ---------------------------------------------
                Growth and Value Fund                                             0.15%
                ---------------------------------------------- ---------------------------------------------
                Intrinsic Value Fund                                              0.15%
                ---------------------------------------------- ---------------------------------------------
                Growth Fund                                                       0.15%
                ---------------------------------------------- ---------------------------------------------
                Managed Assets Growth Fund                                        0.15%
                ---------------------------------------------- ---------------------------------------------
                Managed Assets Balanced Fund                                      0.15%
                ---------------------------------------------- ---------------------------------------------
                Managed Assets Conservative Fund                                  0.15%
                ---------------------------------------------- ---------------------------------------------

The One Group Funds:
--------------------

           The One Group Funds have several classes of shares which have identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. Class A shares are subject to an initial sales charge upon purchase. Class B shares and Class C shares are subject to a contingent deferred sales change (CDSC).

               ----------------------------------------------------------- ------------------------------------
                                THE ONE GROUP FUNDS                                 CLASSES OF SHARES
               ----------------------------------------------------------- ------------------------------------
               U.S. Treasury Securities Money Market Fund                  Fiduciary, Class A, B, C
               ----------------------------------------------------------- ------------------------------------
               Prime Money Market Fund                                     Fiduciary, Class A, B
               ----------------------------------------------------------- ------------------------------------
               Municipal Money Market Fund                                 Fiduciary, Class A
               ----------------------------------------------------------- ------------------------------------
               Limited Volatility Bond Fund                                Fiduciary, Class A, B
               ----------------------------------------------------------- ------------------------------------
               Intermediate Bond Fund                                      Fiduciary, Class A, B, C
               ----------------------------------------------------------- ------------------------------------
               Income Bond Fund                                            Fiduciary, Class A, B
               ----------------------------------------------------------- ------------------------------------

                                   (CONTINUED)

                      THE ONE GROUP FAMILY OF MUTUAL FUNDS

                                   (Unaudited)

                                   -----------

               ----------------------------------------------------------- ------------------------------------
               Intermediate Tax-Free Bond Fund                             Fiduciary, Class A, B
               ----------------------------------------------------------- ------------------------------------
               Income Equity Fund                                          Fiduciary, Class A, B, C
               ----------------------------------------------------------- ------------------------------------
               Equity Index Fund                                           Fiduciary, Class A, B, C
               ----------------------------------------------------------- ------------------------------------
               Value Growth Fund                                           Fiduciary, Class A, B, C
               ----------------------------------------------------------- ------------------------------------
               Disciplined Value Fund                                      Fiduciary, Class A, B
               ----------------------------------------------------------- ------------------------------------
               Large Company Growth Fund                                   Fiduciary, Class A, B, C
               ----------------------------------------------------------- ------------------------------------
               Investor Growth Fund                                        Fiduciary, Class A, B, C
               ----------------------------------------------------------- ------------------------------------
               Investor Growth & Income Fund                               Fiduciary, Class A, B, C
               ----------------------------------------------------------- ------------------------------------
               Investor Balanced Fund                                      Fiduciary, Class A, B, C
               ----------------------------------------------------------- ------------------------------------

         Under the terms of the investment advisory agreement, the Advisor is entitled to receive fees computed at an annual rate of the average daily net assets. Such fees are accrued daily and paid monthly.

            ----------------------------------------------------------- ------------------------------------
                             THE ONE GROUP FUNDS                             ADVISORY FEES ANNUAL RATE

            ----------------------------------------------------------- ------------------------------------
            U.S Treasury Securities Money Market Fund                                  0.35%
            ----------------------------------------------------------- ------------------------------------
            Prime Money Market Fund                                                    0.35%
            ----------------------------------------------------------- ------------------------------------
            Municipal Money Market Fund                                                0.35%
            ----------------------------------------------------------- ------------------------------------
            Limited Volatility Bond Fund                                               0.60%
            ----------------------------------------------------------- ------------------------------------
            Intermediate Bond Fund                                                     0.60%
            ----------------------------------------------------------- ------------------------------------
            Income Bond Fund                                                           0.60%
            ----------------------------------------------------------- ------------------------------------
            Intermediate Tax-Free Bond Fund                                            0.60%
            ----------------------------------------------------------- ------------------------------------
            Income Equity Fund                                                        Tiered
            ----------------------------------------------------------- ------------------------------------
            Equity Index Fund                                                          0.30%
            ----------------------------------------------------------- ------------------------------------
            Value Growth Fund                                                         Tiered
            ----------------------------------------------------------- ------------------------------------
            Disciplined Value Fund                                                    Tiered
            ----------------------------------------------------------- ------------------------------------
            Large Company Growth Fund                                                 Tiered
            ----------------------------------------------------------- ------------------------------------
            Investor Growth Fund                                                       0.05%
            ----------------------------------------------------------- ------------------------------------
            Investor Growth & Income Fund                                              0.05%
            ----------------------------------------------------------- ------------------------------------
            Investor Balanced Fund                                                     0.05%
            ----------------------------------------------------------- ------------------------------------

                                     TIERED:
                            0.74% First $1.5 billion
                            0.70% Next $ 500 million
                            0.65% Over $2 billion

                                   (CONTINUED)

                      THE ONE GROUP FAMILY OF MUTUAL FUNDS

                                   (Unaudited)

                                   -----------



         Under the terms of the administration agreement, the Administrator is entitled to receive fees computed at an annual rate (tiered) of the average daily net assets. Such fees are accrued daily and paid monthly. The Advisor also serves as Sub-Administrator of each Fund of the One Group, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

          --------------------------------------------------------- ---------------------------------------------
                         THE ONE GROUP FUNDS                             ADMINISTRATION FEES ANNUAL RATE

          --------------------------------------------------------- ---------------------------------------------
          U.S Treasury Securities Money Market Fund                                  Tiered (a)
          --------------------------------------------------------- ---------------------------------------------
          Prime Money Market Fund                                                    Tiered (a)
          --------------------------------------------------------- ---------------------------------------------
          Municipal Money Market Fund                                                Tiered (a)
          --------------------------------------------------------- ---------------------------------------------
          Limited Volatility Bond Fund                                               Tiered (a)
          --------------------------------------------------------- ---------------------------------------------
          Intermediate Bond Fund                                                     Tiered (a)
          --------------------------------------------------------- ---------------------------------------------
          Income Bond Fund                                                           Tiered (a)
          --------------------------------------------------------- ---------------------------------------------
          Intermediate Tax-Free Bond Fund                                            Tiered (a)
          --------------------------------------------------------- ---------------------------------------------
          Income Equity Fund                                                         Tiered (a)
          --------------------------------------------------------- ---------------------------------------------
          Equity Index Fund                                                          Tiered (a)
          --------------------------------------------------------- ---------------------------------------------
          Value Growth Fund                                                          Tiered (a)
          --------------------------------------------------------- ---------------------------------------------
          Disciplined Value Fund                                                     Tiered (a)
          --------------------------------------------------------- ---------------------------------------------
          Large Company Growth Fund                                                  Tiered (a)
          --------------------------------------------------------- ---------------------------------------------
          Investor Growth Fund                                                       Tiered (b)
          --------------------------------------------------------- ---------------------------------------------
          Investor Growth & Income Fund                                              Tiered (b)
          --------------------------------------------------------- ---------------------------------------------
          Investor Balanced Fund                                                     Tiered (b)
          --------------------------------------------------------- ---------------------------------------------

                                     TIERED:
           (a)                                          (b)
0.20%    First $1.5 billion                   0.10%   To $500 million
0.18%    $1.5 billion to $2 billion          0.075%   $500 million to $1 billion
0.16%    Over $2 billion                      0.05%   Over $2 billion

           The One Group Funds are tiered based on the total net assets of the trust excluding Treasury Only Money Market Fund, Government Money Market Fund, Investor Growth Fund, Investor Growth & Income Fund, Investor Balanced Fund and Investor Conservative Growth Fund.

         Pro Forma Adjustments and Pro Forma Combined Columns:
         -----------------------------------------------------

         The pro forma adjustments and pro forma combined columns of the statements of operations

                                   (CONTINUED)

                      THE ONE GROUP FAMILY OF MUTUAL FUNDS

                                   (Unaudited)

                                   -----------

reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Pegasus Funds were included in The One Group Funds for the fiscal year ended June 30, 1998. Investment Advisory, Administration and 12b-1 fees in the pro forma combined column are calculated at the rates in effect for The One Group Funds based upon the combined net assets of the Pegasus Funds and The One Group Funds.

         The pro forma Statements of Assets and Liabilities and Schedules of Portfolio Investments give effect to the proposed transfer of such assets as if the reorganization had occurred at June 30, 1998.

 2.   Portfolio Valuation, Securities Transactions and Related Income:
      ----------------------------------------------------------------

         Securities of the Money Market Funds are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Money Market Funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

         Securities of the Non-Money Market Funds are valued at market value. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

         Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-divided date. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

3.  CAPITAL SHARES:
    ---------------

         The pro forma net asset values per share assume the issuance of shares of The One Group Funds, after any necessary stock splits, which would have occurred at June 30, 1998 in connection with the proposed reorganization. The pro forma number of shares outstanding consists of the following:

                                   (CONTINUED)

                      THE ONE GROUP FAMILY OF MUTUAL FUNDS

                                   (Unaudited)

                                   -----------


                                               Shares          Additional             Proforma
                                          outstanding at         Shares               Shares at
                                          June 30, 1998       Assumed in the        June 30, 1998
                                             (000)            Reorganization             (000)
                                                                  (000)
U.S. Treasury Securities Money Market
Fund (O)                                     3,886,904             1,062,603           4,949,507
Prime Money Market Fund (O)                  3,223,807             2,708,549           5,932,356
Municipal Money Market Fund (O)                603,067               764,720           1,367,787
Short Term Bond Fund (O)                        58,348                24,649              82,997
Intermediate Bond Fund (P)                      56,516                71,018             127,534
Income Bond Fund (P)                            16,221               114,764             130,985
Intermediate Tax-Free Bond Fund (O)             46,101                40,787              86,888
Equity Income Fund (O)                          40,556                13,640              54,196
Equity Index Fund (O)                           45,845                36,134              81,979
Value Growth Fund (O)                           54,604                90,869             145,473
Mid-Cap Value Fund (O)                          41,085                40,402              81,487
Large-Cap Growth Fund (O)                       87,420                37,200             124,620
Investor Growth Fund (O)                        16,476                 1,633              18,109
Investor Growth & Income Fund (O)               18,219                21,921              40,140
Investor Balanced Fund (O)                      17,208                11,411              28,619

                                     PART C

                                    FORM N-14


PART C.  OTHER INFORMATION

ITEM 15. INDEMNIFICATION

                  Information required by this item is incorporated by reference to the Item 27 of Post-Effective Amendment No. 46 (filed October 19, 1998) to Registrant's Registration Statement on Form N-1A (File No. 2-95973) under the Securities Act of 1933 and the Investment Company Act of 1940 (File No. 811-4236).

ITEM 16. EXHIBITS

      (1) Amended and Restated Declaration of Trust is incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 39 (filed August 16, 1996) to Registrant's Registration Statement on Form N-1A.

      (2) Code of Regulations as amended and restated July 26, 1990 is incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 39 (filed August 16, 1996) to Registrant's Registration Statement on Form N-1A.

      (3)         Not applicable.

      (4) Form of Agreement and Plan of Reorganization is filed herewith.

      (5) Instruments defining the Rights of Holders of Securities are incorporated by reference to Exhibit (4) to Post-Effective Amendment No. 46 (filed October 19, 1998) to Registrant's Registration Statement on Form N-1A.

      (6)   (a)   Investment Advisory Agreement dated January 11, 1993 between
                  Registrant and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit 5(a) to Post-Effective
                  Amendment No. 27 (filed March 17, 1993) to Registrant's
                  Registration Statement on Form N-1A.

            (b) Revised Schedule A to the Investment Advisory Agreement between Registrant and Banc One Investment Advisors Corporation is filed herewith.

            (c) Sub-Investment Advisory Agreement dated October 1, 1996 between Banc One Investment Advisors

                  Corporation and Independence International Associates, Inc. is incorporated by reference to Exhibit (5)(c) to Post-Effective Amendment No. 42 (filed June 16, 1997) to Registrant's Registration Statement on Form N-1A.

            (d) Sub-Investment Advisory Agreement, dated as of August 20, 1998 between Banc One Investment Advisors Corporation and Banc One High Yield Partners, LLC is incorporated by reference to Exhibit (5)(d) to Post-Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

      (7)   (a)   Re-executed Distribution Agreement dated December 13, 1995 between Registrant and The One Group Services Company is incorporated by reference to Exhibit (7)(c) to Registrant's
                  Registration Statement on Form N-14 (filed January 19, 1996).

            (b) Revised Schedules A-E to the Distribution Agreement between Registrant and One Group Services Company is filed herewith.

            (c) Dealer's Agreement for The One Group dated November 11, 1995 between The One Group Services Company and Banc One Securities Corporation is incorporated by reference to Exhibit (7)(d) to Registrant's Registration Statement on Form N-14 (filed January 19, 1996).

            (d) Form of Shareholder Servicing Agreement between the Registrant and Participating Service Organizations is incorporated by reference to Exhibit (7)(f) to Registrant's Registration Statement on Form N-14 (filed on May 29, 1998).

            (e) Agency Services and Delegation Agreement between INVESCO Trust Company and Registrant dated January 1, 1998 is incorporated by reference to Exhibit (10)(j) to Registrant's Registration Statement on Form N-14 (filed on May 29, 1998).

      (8)   (a)   Deferred Compensation Plan for Trustees of The One Group is
                  incorporated by reference to Exhibit (7) to Post-Effective
                  Amendment No. 45 (filed August 26, 1998) to Registrant's
                  Registration Statement on Form N-1A.

            (b) Revised Deferred Compensation Plan for Trustees of The One Group is filed herewith.

      (9)   (a)   Custodian Contract dated as of July 29, 1988 between
                  Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (8)(a) to Post-Effective
                  Amendment No. 45 (filed August 26, 1998) to Registrant's
                  Registration

                  Statement on Form N-1A.

            (b) Amendment to Custodian Contract dated as of July 29, 1988 between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (8)(b) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

            (c) Sub-Custodian Agreement between State Street Bank and Trust Company, Bank One Trust Company, N.A. and the Registrant is incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 37 (filed June 13, 1996) to the Registrant's Registration Statement on Form N-1A.

            (d) First Amendment to the Subcustodian Agreement dated as of December, 1996 between State Street Bank and Trust Company, Bank One Trust Company, N.A. and the Registrant is incorporated by reference to Exhibit (8)(d) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

            (e) International Securities Lending Subcustodian and Services Agreement, dated December 29, 1997 between State Street Bank and Trust Company, Bank One Trust Company, N.A. and the Registrant is incorporated by reference to Exhibit (8)(c) to Post-Effective Amendment No. 44 (filed June 5, 1998) to the Registrant's Registration Statement on Form N-1A.

      (10)  (a)   Re-Executed Distribution and Shareholder Services Plan - Class
                  A and Service Class shares dated November 1, 1995 between the
                  Registrant and The One Group Services Company is incorporated by reference to Exhibit (15)(a) to Post-Effective Amendment
                  No. 43 (filed August 29, 1997) to Registrant's Registration
                  Statement on Form N-1A.

            (b) Revised Schedule A to the Distribution and Shareholder Services Plan between the Registrant and One Group Services Company is filed herewith.

            (c) Distribution and Shareholder Services Plan - Class B and Class C shares dated January 1, 1994, as amended August 20, 1997, between the Registrant and The One Group Services Company is incorporated by reference to Exhibit (15)(b) Post-Effective Amendment No. 43 filed August 29, 1997) to Registrant's Registration Statement on Form N-1A.

            (d) Revised Schedules A-B to the Distribution and Shareholder Services Plan (Class B and Class C Shares) between the Registrant and One Group Securities Company is filed herewith.

            (e) Multiple Class Plan for The One Group adopted by the Board of Trustees on May 22, 1997, as amended November 19, 1998 is filed herewith.

            (f) Agency Services and Delegation Agreement dated January 1, 1996 between the Registrant and BISYS Qualified Plan Services is incorporated by reference to Exhibit (9)(g) to Post-Effective Amendment No. 37 (filed June 13, 1996) to the Registrant's Registration Statement on Form N-1A.

            (g) Form of Agency Services and Delegation Agreement between the Registrant and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (9)(i) to Post-Effective Amendment No. 43 (filed August 29, 1997) to Registrant's Registration Statement on Form N-1A.

            (h) Form of Order Processing Agreement between the Registrant and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (9)(j) to Post-Effective Amendment No. 43 (filed August 29, 1997) to Registrant's Registration Statement on Form N-1A.

            (i) Shareholder Servicing Agreement is incorporated by reference to Exhibit 9(h) to Post-Effective Amendment No. 37 (filed June 13, 1996) to the Registrant's Registration Statement on Form N-1A.

            (j) Services Agreement dated as of June 6, 1997 between the Registrant and Charles Schwab & Company, is incorporated by reference to Exhibit (9)(l) to Post-Effective Amendment No. 44 (filed June 5, 1998) to Registrant's Registration Statement on Form N-1A.

            (k) Operating Agreement dated as of June 6, 1997 between the Registrant and Charles Schwab & Company, is incorporated by reference to Exhibit (9)(m) to Post-Effective Amendment No. 44 (filed June 5, 1998) to Registrant's Registration Statement on Form N-1A.

            (l) Retirement Services Order Processing Agreement dated as of June 6, 1997 between the Registrant and Charles Schwab & Company, is incorporated by reference to Exhibit (9)(n) to Post-Effective Amendment No. 44 (filed June 5, 1998) to Registrant's Registration Statement on Form N-1A.

      (11) Form of Opinion and Consent of Ropes & Gray, that shares are validly issued, fully paid and non-assessable, is filed herewith.

      (12) Form of Opinion of Ropes & Gray, as to Tax Matters is filed herewith.

      (13) Purchase Agreement dated July 18, 1985, between Registrant and Physicians Insurance Company of Ohio is incorporated by reference to Exhibit (13) to Post-Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

      (14)  (a)   Consent of PricewaterhouseCoopers LLP, is filed herewith.

            (b)   Consent of Ropes & Gray is filed herewith.

            (c)   Consent of Arthur Andersen LLP is filed herewith.

      (15)        Not applicable.

      (16)        Executed Powers of Attorney are filed herewith.

      (17)  (a)   A Prospectus dated November 1, 1998 for The One Group Money
                  Market Funds, The One Group Investor Funds, The One Group Bond
                  Funds, The One Group Municipal Bond Funds and The One Group
                  Equity Funds is filed herewith.

            (b) Prospectuses for the Pegasus Money Market Funds, Pegasus Cash Management Funds, Pegasus Equity and Bond Funds, and Pegasus Retirement Funds are filed herewith.

            (c) Statement of Additional Information for The One Group, dated November 1, 1998 is filed herewith.

            (d) Statements of Additional Information for the Pegasus Funds dated April 30, 1998.

            (e) The One Group Annual Report for the period ended June 30, 1998 is filed herewith.

            (f) Pegasus Funds Semi-Annual Reports for the period ended June 30, 1998 is filed herewith.

            (g) Pegasus Funds Annual Reports for the period ended December 31, 1997 is filed herewith.

            (h)   Form of Proxy Ballot is filed herewith.

ITEM 17. UNDERTAKINGS

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Washington, District of Columbia, on the 17th day of December, 1998.

                                  THE ONE GROUP
                                   Registrant

                               */s/ Mark S. Redman
                                ------------------
                                 MARK S. REDMAN
                                    President

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


      Signatures                          Title                     Date
      ----------                          -----                     ----


*/s/ Mark S. Redman                     President             December 17, 1998
 ------------------------
 MARK S. REDMAN

*/s/ William Tomko                      Treasurer             December 17, 1998
 ------------------------
 WILLIAM TOMKO

*/s/ Peter C. Marshall                  Trustee               December 17, 1998
 ------------------------
 PETER C. MARSHALL

*/s/ Charles I. Post                    Trustee               December 17, 1998
 ------------------------
 CHARLES I. POST

*/s/ John S. Randall                    Trustee               December 17, 1998
 ------------------------
 JOHN S. RANDALL

*/s/ Frederick W. Ruebeck               Trustee               December 17, 1998
 ------------------------
 FREDERICK W. RUEBECK

*/s/ Robert A. Oden, Jr.                Trustee               December 17, 1998
 ------------------------
 ROBERT A. ODEN, JR.

*/s/ John F. Finn                       Trustee               December 17, 1998
 ------------------------
 JOHN F. FINN

*By:/s/ Alan G. Priest                                        December 17, 1998
    ---------------------
    ALAN G. PRIEST
    ATTORNEY-IN-FACT

                                  EXHIBIT INDEX

Exhibit No.                                                                 Page
-----------                                                                 ----

(4)      Form of Agreement and Plan of Reorganization
(6) (b) Revised Schedule A to the Investment Advisory Agreement between Registrant and Banc One Investment Advisors Corporation
(7) (b)  Revised Schedules A-E to the Distribution Agreement between
         Registrant and One Group Services Company
(8) (b)  Revised Deferred Compensation Plan for Trustees of Registrant
(10)(b)  Revised Schedule A to the Distribution and Shareholder Services
         Plan between the Registrant and One Group Services Company
(10)(d)  Revised Schedules A-B to the Distribution and Shareholder
         Services Plan (Class B and Class C Shares) between the
         Registrant and One Group Services Company
(10)(e)  Amended Multiple Class Plan (amended November 19, 1998)
(11)     Form of Opinion and Consent of Counsel
(12)     Form of Opinion of Ropes & Gray, as to Tax Matters
(14)(a)  Consent of PricewaterhouseCoopers LLP
(14)(b)  Consent of Ropes & Gray
(14)(c)  Consent of Arthur Anderson LLP
(16)     Executed Powers of Attorney
(17)(a)  A Prospectus dated November 1, 1998 for The One Group Money
         Market Funds, The One Group Investor Funds, The One Group Bond
         Funds, The One Group Municipal Bond Funds, and The One Group
         Equity Funds.
(17)(b)  Prospectuses dated April 30,1998 for the Pegasus Money Market
         Funds, Pegasus Cash Management Funds, Pegasus Equity and Bond
         Funds and Pegasus Retirement Funds.
(17)(c)  Statements of Additional Information for the Pegasus Funds dated
         April 30, 1998.
(17)(d) Statement of Additional Information of The One Group, dated October 1, 1998.
(17)(e)  The One Group Annual Report for the period ended June 30, 1998
(17)(f)  Pegasus Funds Semi-Annual Reports for the period ended June 30, 1998
(17)(g)  Pegasus Funds Annual Reports for the period ended December 31, 1997
(17)(h)  Form of Proxy Ballot